UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6067

DIMENSIONAL INVESTMENT GROUP INC.
(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX		78746
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Investment Group Inc., 6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and address of agent for service)

Registrant’s telephone number, including area code:	512-306-7400

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 – April 30, 2009

ITEM 1.                                                     REPORTS TO STOCKHOLDERS.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Company Institutional Index Portfolio

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$917.10	0.10%	$0.48
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.10%	$0.50

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

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DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

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DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Company Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$643,359
Receivable for Fund Shares Sold	923
Prepaid Expenses and Other Assets	27
Total Assets	644,309
LIABILITIES:
Payables:
Affiliated Investment Company Purchased	660
Fund Shares Redeemed	263
Due to Advisor	4
Accrued Expenses and Other Liabilities	51
Total Liabilities	978
NET ASSETS	$643,331
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	93,639,033
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.87
Investment in Affiliated Investment Company at Cost	$736,623
NET ASSETS CONSIST OF:
Paid-In Capital	$892,415
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,063
Accumulated Net Realized Gain (Loss)	(161,175)
Net Unrealized Appreciation (Depreciation)	(89,972)
NET ASSETS	$643,331
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$9,245
Interest	14
Income from Securities Lending	505
Expenses Allocated from Affiliated Investment Company	(173)
Total Investment Income	9,591
Expenses
Administrative Services Fees	156
Accounting & Transfer Agent Fees	13
Filing Fees	15
Shareholders' Reports	25
Directors'/Trustees' Fees & Expenses	5
Professional Fees	15
Other	6
Total Expenses	235
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(97)
Net Expenses	138
Net Investment Income (Loss)	9,453
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(34,375)
Futures	(1,066)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(39,109)
Futures	1,765
Net Realized and Unrealized Gain (Loss)	(72,785)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(63,332)

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,453	$18,019	$18,174
Net Realized Gain (Loss) on:
Investment Securities Sold	(34,375)	(22,091)	2,354
Futures	(1,066)	(4,079)	441
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(39,109)	(342,835)	48,691
Futures	1,765	682	(119)
Net Increase (Decrease) in Net Assets Resulting from Operations	(63,332)	(350,304)	69,541
Distributions From:
Net Investment Income	(10,515)	(19,755)	(17,347)
Total Distributions	(10,515)	(19,755)	(17,347)
Capital Share Transactions (1):
Shares Issued	97,165	224,711	178,336
Shares Issued in Lieu of Cash Distributions	10,054	19,426	16,995
Shares Redeemed	(119,259)	(147,002)	(122,788)
Net Increase (Decrease) from Capital Share Transactions	(12,040)	97,135	72,543
Total Increase (Decrease) in Net Assets	(85,887)	(272,924)	124,737
Net Assets
Beginning of Period	729,218	1,002,142	877,405
End of Period	$643,331	$729,218	$1,002,142
(1) Shares Issued and Redeemed:
Shares Issued	14,476	22,832	15,525
Shares Issued in Lieu of Cash Distributions	1,537	1,861	1,500
Shares Redeemed	(18,079)	(15,126)	(10,622)
	(2,066)	9,567	6,403
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,063	$3,125	$4,861

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$7.62	$11.63	$11.00	$9.82	$9.23	$8.32	$7.36
Income from
Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.20	(A)	0.22	(A)	0.19	(A)	0.17	0.17	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.74)	(3.99)	0.62	1.18	0.61	0.88	0.95
Total from Investment Operations	(0.64)	(3.79)	0.84	1.37	0.78	1.05	1.08
Less Distributions
Net Investment Income	(0.11)	(0.22)	(0.21)	(0.19)	(0.19)	(0.14)	(0.12)
Total Distributions	(0.11)	(0.22)	(0.21)	(0.19)	(0.19)	(0.14)	(0.12)
Net Asset Value, End of Period	$6.87	$7.62	$11.63	$11.00	$9.82	$9.23	$8.32
Total Return	(8.29	)%(C)	(33.10	)%(C)	7.71%	14.11%	8.50%	12.66%	14.94%
Net Assets, End of Period (thousands)	$643,331	$729,218	$1,002,142	$877,405	$692,595	$534,285	$398,955
Ratio of Expenses to Average Net Assets (D)	0.10	%(B)	0.10	%(B)	0.10%	0.10%	0.10%	0.10%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.13	%(B)	0.11	%(B)	0.11%	0.11%	0.14%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.05	%(B)	2.10	%(B)	1.90%	1.90%	1.82%	1.96%	1.69%

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the U.S. Large Company Institutional lndex Portfolio (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The U.S. Large Company Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 22% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Large Company Institutional Index Portfolio	$643,359	—	—	$643,359

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2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $16 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and futures from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05% of average daily net assets of the Portfolio.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) exceed 0.10% of its average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average daily net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's total direct and indirect expenses to exceed 0.10% of its average daily net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from March 1, 2009 to March 1, 2010, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2009, approximately $331 (in thousands) of previously waived fees are subject to future recovery by the Advisor over various periods not exceeding April 30, 2012.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

9

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2008.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$13,807	—	$13,807
2007	17,347	—	17,347
2008	19,755	—	19,755

As of October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforwards	Total Net Distributable Earnings (Accumulated Losses)
$3,139	$(98,922)	$(95,783)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on October 31,
2009	2010	2011	2013	2014	2016	Total
$50,824	$14,821	$13,996	$1,702	$1,944	$15,635	$98,922

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$829,846	$37,716	$(224,203)	$(186,487)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

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E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

H.  Other:

At April 30, 2009, two shareholders held approximately 92% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$917.70	0.06%	$0.29
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.06%	$0.30

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Total
9.5%	12.1%	12.5%	11.1%	13.9%	10.4%	18.4%	3.4%	1.0%	3.7%	4.0%	100.0%

13

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.4%)
Consumer Discretionary — (8.2%)
Comcast Corp. Class A	1,076,779	$16,647,003	0.6%
Disney (Walt) Co.	693,896	15,196,322	0.5%
Home Depot, Inc.	633,760	16,680,563	0.6%
Lowe's Companies, Inc.	547,870	11,779,205	0.4%
McDonald's Corp.	416,270	22,183,028	0.8%
Other Securities		191,268,619	6.5%
Total Consumer Discretionary		273,754,740	9.4%
Consumer Staples — (10.1%)
Altria Group, Inc.	772,341	12,612,329	0.4%
Coca-Cola Co.	744,086	32,032,902	1.1%
CVS Caremark Corp.	544,070	17,290,545	0.6%
Kraft Foods, Inc.	549,255	12,852,567	0.4%
PepsiCo, Inc.	581,740	28,947,382	1.0%
Philip Morris International, Inc.	749,074	27,116,479	0.9%
Procter & Gamble Co.	1,095,539	54,163,448	1.9%
Wal-Mart Stores, Inc.	835,760	42,122,304	1.4%
Other Securities		112,421,109	3.9%
Total Consumer Staples		339,559,065	11.6%
Energy — (10.6%)
Chevron Corp.	749,301	49,528,796	1.7%
ConocoPhillips	553,311	22,685,751	0.8%
Exxon Mobil Corp.	1,847,176	123,151,224	4.2%
Occidental Petroleum Corp.	302,886	17,049,453	0.6%
Schlumberger, Ltd.	447,059	21,901,420	0.7%
Other Securities		120,394,539	4.2%
Total Energy		354,711,183	12.2%
Financials — (9.5%)
Bank of America Corp.	2,392,832	21,367,990	0.7%
Goldman Sachs Group, Inc.	172,614	22,180,899	0.8%
JPMorgan Chase & Co.	1,404,708	46,355,364	1.6%
U.S. Bancorp	656,070	11,953,595	0.4%
# Wells Fargo & Co.	1,584,076	31,697,361	1.1%
Other Securities		185,768,674	6.3%
Total Financials		319,323,883	10.9%
Health Care — (11.7%)
Abbott Laboratories	577,662	24,175,155	0.8%
#* Amgen, Inc.	386,494	18,733,364	0.6%
Bristol-Myers Squibb Co.	739,938	14,206,810	0.5%
Eli Lilly & Co.	377,960	12,442,443	0.4%
* Gilead Sciences, Inc.	340,513	15,595,495	0.5%
Johnson & Johnson	1,033,854	54,132,595	1.9%
Medtronic, Inc.	417,990	13,375,680	0.5%
# Merck & Co., Inc.	787,860	19,097,726	0.7%
# Pfizer, Inc.	2,521,375	33,685,570	1.2%
Schering-Plough Corp.	607,950	13,995,009	0.5%
Wyeth	497,681	21,101,674	0.7%
Other Securities		151,730,776	5.1%
Total Health Care		392,272,297	13.4%

14

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (8.8%)
# 3M Co.	259,338	$14,937,869	0.5%
General Electric Co.	3,947,477	49,935,584	1.7%
# United Parcel Service, Inc.	372,093	19,475,348	0.7%
# United Technologies Corp.	352,228	17,202,816	0.6%
Other Securities		192,512,856	6.6%
Total Industrials		294,064,473	10.1%
Information Technology — (15.4%)
* Apple, Inc.	332,887	41,887,171	1.4%
* Cisco Sytems, Inc.	2,181,871	42,153,748	1.4%
* Google, Inc.	89,570	35,467,033	1.2%
Hewlett-Packard Co.	895,851	32,232,719	1.1%
# Intel Corp.	2,079,070	32,807,725	1.1%
International Business Machines Corp.	501,517	51,761,570	1.8%
Microsoft Corp.	2,858,023	57,903,546	2.0%
Oracle Corp.	1,433,554	27,724,934	0.9%
# QUALCOMM, Inc.	616,562	26,092,904	0.9%
Other Securities		167,726,427	5.9%
Total Information Technology		515,757,777	17.7%
Materials — (2.8%)
Monsanto Co.	204,818	17,387,000	0.6%
Other Securities		78,055,791	2.7%
Total Materials		95,442,791	3.3%
Real Estate Investment Trusts — (0.8%)
Total Real Estate Investment Trusts		28,359,880	1.0%
Telecommunication Services — (3.1%)
AT&T, Inc.	2,202,912	56,438,605	1.9%
Verizon Communications, Inc.	1,061,801	32,215,042	1.1%
Other Securities		16,682,884	0.6%
Total Telecommunication Services		105,336,531	3.6%
Utilities — (3.4%)
Total Utilities		112,908,648	3.9%
TOTAL COMMON STOCKS		2,831,491,268	97.1%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $78,230,000 FHLMC 4.50%, 05/01/23, valued at $74,771,704) to be repurchased at $73,662,389	$73,662	73,662,000	2.5%
	Shares
SECURITIES LENDING COLLATERAL — (13.4%)
§@ DFA Short Term Investment Fund LP	448,664,132	448,664,132	15.4%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,880,483 FNMA 7.000%, 12/01/38, valued at $2,758,031) to be repurchased at $2,677,713	$2,678	2,677,700	0.1%
TOTAL SECURITIES LENDING COLLATERAL		451,341,832	15.5%
TOTAL INVESTMENTS — (100.0%) (Cost $3,693,209,643)		$3,356,495,100	115.1%

See accompanying Notes to Financial Statements.
15

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

ASSETS:
Investments at Value (including $434,422 of securities on loan)	$2,831,491
Temporary Cash Investments at Value & Cost	73,662
Collateral Received from Securities on Loan at Value & Cost	451,342
Cash	8,574
Receivables:
Dividends and Interest	4,118
Fund Shares Sold	1,171
Securities Lending Income	291
Fund Margin Variation	160
Prepaid Expenses and Other Assets	20
Total Assets	3,370,829
LIABILITIES:
Payables:
Upon Return of Securities Loaned	451,342
Investment Securities Purchased	3,324
Due to Advisor	59
Accrued Expenses and Other Liabilities	320
Total Liabilities	455,045
NET ASSETS	$2,915,784
Investments at Cost	$3,168,206

See accompanying Notes to Financial Statements.
16

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$41,161
Interest	61
Income from Securities Lending	2,245
Total Investment Income	43,467
Expenses
Investment Advisory Services Fees	348
Accounting & Transfer Agent Fees	161
S&P 500® Fees	128
Custodian Fees	25
Shareholders' Reports	21
Directors'/Trustees' Fees & Expenses	24
Professional Fees	41
Other	21
Total Expenses	769
Net Investment Income (Loss)	42,698
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(187,541)
Futures	(6,605)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(136,417)
Futures	8,098
Net Realized and Unrealized Gain (Loss)	(322,465)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(279,767)

See accompanying Notes to Financial Statements.
17

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$42,698	$84,705	$94,262
Net Realized Gain (Loss) on:
Investment Securities Sold	(187,541)	(126,174)	10,206
Futures	(6,605)	(22,232)	3,585
In-Kind Redemptions	—	24,362 *	529,199 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(136,417)	(1,591,847)	(217,829)
Futures	8,098	1,195	(216)
Net Increase (Decrease) in Net Assets Resulting from Operations	(279,767)	(1,629,991)	419,207
Transactions in Interest:
Contributions	244,705	696,520	616,294
Withdrawals	(322,806)	(299,226)*	(1,482,132)*
Net Increase from Transactions in Interest	(78,101)	397,294	(865,838)
Total Increase (Decrease) in Net Assets	(357,868)	(1,232,697)	(446,631)
Net Assets
Beginning of Period	3,273,652	4,506,349	4,952,980
End of Period	$2,915,784	$3,273,652	$4,506,349

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
18

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(8.23	)%(C)	(33.10	)%(C)	7.77%	14.25%	8.51%	12.77%	15.05%
Net Assets, End of Period (thousands)	$2,915,784		$3,273,652		$4,506,349	$4,952,980	$4,238,712	$3,493,919	$3,000,997
Ratio of Expenses to Average Net Assets	0.06	%(B)	0.04	%(B)	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.09	%(B)	2.16	%(B)	1.96%	1.95%	1.87%	1.99%	1.75%
Portfolio Turnover Rate	5	%(C)	6	%(C)	13%*	4%	6%	2%	8%

See Page 1 for the Definitions of Abbreviations and Footnotes.

* Excluding security sales due to the In-Kind Redemptions, the portfolio turnover rate would have been 5%. See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
19

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen investment portfolios, of which The U.S. Large Company Series (the "Series") is presented in this report.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$2,831,491	$525,004	—	$3,356,495	$10,475	—	—	$10,475

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $72 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2009, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid by the Trust to the CCO were $54 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

21

D.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$150,910
Sales	218,620

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains or losses have been deemed to have been "passed down" to its partners.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,001,115	$458,175	$(1,102,795)	$(644,620)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Futures Contracts:  During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At April 30, 2009, the Series had outstanding 347 long futures contracts of the S&P 500 Index®, all of which expire on June 19, 2009. The value of such contracts on April 30, 2009 was $75,473 (in thousands), which resulted in an unrealized gain of $10,475 (in thousands). Approximately $7,808 (in thousands) of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities.

22

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G.   Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days).

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Company Series	2.48%	$8,245	10	$6	$14,732

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2010. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2009.

H.   Securities Lending:

As of April 30, 2009, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

23

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (In-Kind redemption). For financial reporting purposes, the Series recognizes a gain on In-Kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on In-Kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period December 1, 2007 to October 31, 2008, the Series realized $24,362 (in thousands) of net gain.

During the year ended November 30, 2007, The U.S. Large Company Series distributed securities in lieu of cash for shareholder redemptions. The value of the redemption was $1,099,445 (in thousands) which resulted in a realized gain of $529,199 (in thousands) to the Series.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

24

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature, extent and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last three years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act

26

registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

27

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA043009-006S

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

i

Continued

ii

Continued

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

iii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

AMBAC  American Municipal Bond Assurance Corporation

ETM  Escrowed to Maturity

FGIC  Federal Guaranty Insurance Corporation

FSA  Financial Security Assurance

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GO  General Obligation

MBIA  Municipal Bond Insurance Association

P.L.C.  Public Liability Company

RB  Revenue Bond

REIT  Real Estate Investment Trust

SA  Special Assessment

SPDR  Standard & Poor's Depository Receipts

STRB  Special Tax Revenue Bond

STRIP  Separate Trading of Registered Interest and Principal of Securities

TAN  Tax Anticipation Note

TECP  Tax Exempt Commercial Paper

TRAN  Tax and Revenue Anticipation Note

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

(t)  Face Amount denominated in Australian Dollars.

(g)  Face Amount denominated in British Pounds.

(d)  Face Amount denominated in Denmark Krone.

(e)  Face Amount denominated in Euro.

(j)  Face Amount denominated in Japanese Yen.

(z)  Face Amount denominated in New Zealand Dollars.

(n)  Face Amount denominated in Norwegian Krone.

(s)  Face Amount denominated in Swedish Krona.

(f)  Face Amount denominated in Swiss Francs.

(u)  Face Amount denominated in United States Dollars.

§  Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Continued

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

RIC  Registered Investment Company

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLES

U.S. Large Company Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$916.90	0.15%	$0.71
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.05	0.15%	$0.75
Enhanced U.S. Large Company Portfolio*****
Actual Fund Return
Institutional Class Shares	$1,000.00	$922.30	0.28%	$1.33
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40

DISCLOSURE OF FUND EXPENSES
CONTINUED

U.S. Large Cap Value Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$900.30	0.29%	$1.37
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.36	0.29%	$1.45
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$919.70	0.50%	$2.38
Class R2 Shares	$1,000.00	$918.00	0.65%	$3.09
Institutional Class Shares	$1,000.00	$919.30	0.39%	$1.86
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class R2 Shares	$1,000.00	$1,021.57	0.65%	$3.26
Institutional Class Shares	$1,000.00	$1,022.86	0.39%	$1.96
U.S. Small Cap Value Portfolio*****
Actual Fund Return
Institutional Class Shares	$1,000.00	$905.20	0.54%	$2.55
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.54%	$2.71
U.S. Core Equity 1 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$934.30	0.20%	$0.96
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$928.00	0.23%	$1.10
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
U.S. Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$914.70	0.34%	$1.61
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.11	0.34%	$1.71
T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$928.00	0.26%	$1.24
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.51	0.26%	$1.30

DISCLOSURE OF FUND EXPENSES
CONTINUED

U.S. Small Cap Portfolio*****	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$941.90	0.39%	$1.88
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.86	0.39%	$1.96
U.S. Micro Cap Portfolio*****
Actual Fund Return
Institutional Class Shares	$1,000.00	$906.60	0.54%	$2.55
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.54%	$2.71
DFA Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$795.10	0.35%	$1.56
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.06	0.35%	$1.76
Large Cap International Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$963.10	0.31%	$1.51
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.26	0.31%	$1.56
International Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,000.80	0.41%	$2.03
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.76	0.41%	$2.06
T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,042.80	0.60%	$3.04
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.82	0.60%	$3.01
International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,037.20	0.57%	$2.88
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.97	0.57%	$2.86
Japanese Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$995.60	0.61%	$3.02
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.77	0.61%	$3.06

DISCLOSURE OF FUND EXPENSES
CONTINUED

Asia Pacific Small Company Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,101.80	0.68%	$3.54
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.42	0.68%	$3.41
United Kingdom Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,070.00	0.61%	$3.13
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.77	0.61%	$3.06
Continental Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,026.70	0.62%	$3.12
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.72	0.62%	$3.11
DFA International Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$885.50	0.43%	$2.01
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.66	0.43%	$2.16
DFA Global Real Estate Securities Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$836.30	0.48%	$2.19
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.41	0.48%	$2.41
DFA International Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,039.70	0.71%	$3.59
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.27	0.71%	$3.56
International Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,026.50	0.60%	$3.01
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.82	0.60%	$3.01
Emerging Markets Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,110.90	0.61%	$3.19
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.77	0.61%	$3.06

DISCLOSURE OF FUND EXPENSES
CONTINUED

Emerging Markets Small Cap Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,268.00	0.80%	$4.50
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,020.83	0.80%	$4.01
Emerging Markets Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,191.40	0.67%	$3.64
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.47	0.67%	$3.36
DFA One-Year Fixed Income Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,024.50	0.18%	$0.90
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.90	0.18%	$0.90
DFA Two-Year Global Fixed Income Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,023.50	0.19%	$0.95
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,028.10	0.22%	$1.11
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
DFA Five-Year Government Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,052.80	0.23%	$1.17
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,038.30	0.28%	$1.42
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,078.10	0.13%	$0.67
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.15	0.13%	$0.65

DISCLOSURE OF FUND EXPENSES
CONTINUED

DFA Short-Term Extended Quality Portfolio****	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,013.50	0.22%	$0.35
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
DFA Inflation-Protected Securites Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,103.90	0.14%	$0.73
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.14%	$0.70
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,032.70	0.23%	$1.16
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,039.00	0.25%	$1.26
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.55	0.25%	$1.25

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

****  DFA Short-Term Extended Quality Portfolio commenced operations on March 4, 2009. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (58), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six-months ended April 30, 2009 to allow for comparability.

*****  Effective February 28, 2009, the Portfolio invests directly in securities rather than through the Master Fund. The expenses shown reflect the direct expenses of the Portfolio and the indirect payments of the Portfolio's portion of the expenses, for the period November 1, 2008 through February 27, 2009 of the Master Fund (Affiliated Investment Company).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
DFA Global Real Estate Securities Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Targeted Value Portfolio	17.6%	3.9%	5.4%	23.9%	7.4%	15.2%	19.8%	5.6%	—	0.8%	0.4%	—	100.0%
U.S. Small Cap Value Portfolio	17.6%	3.6%	5.3%	25.0%	6.5%	18.5%	18.3%	4.8%	—	0.3%	0.1%	—	100.0%
U.S. Core Equity 1 Portfolio	13.0%	9.4%	9.2%	15.0%	12.3%	12.4%	16.9%	4.6%	—	3.1%	4.1%	—	100.0%
U.S. Core Equity 2 Portfolio	14.5%	7.8%	9.9%	18.1%	10.5%	13.1%	14.5%	5.0%	—	3.8%	2.8%	—	100.0%
U.S. Vector Equity Portfolio	16.9%	6.0%	8.4%	23.2%	8.9%	13.1%	14.8%	4.9%	—	2.5%	1.3%	—	100.0%
T.A. U.S. Core Equity 2 Portfolio	15.0%	7.2%	8.9%	18.1%	11.0%	13.9%	14.8%	4.4%	—	3.8%	2.9%	—	100.0%
U.S. Small Cap Portfolio	18.2%	4.6%	4.2%	15.0%	12.0%	17.7%	20.7%	4.1%	—	0.9%	2.6%	—	100.0%
U.S. Micro Cap Portfolio	16.8%	4.8%	2.3%	16.9%	14.1%	17.1%	21.3%	3.8%	—	1.1%	1.8%	—	100.0%
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—	—	100.0%	—	—	—	100.0%
Large Cap International Portfolio	10.4%	9.3%	10.0%	23.0%	8.1%	11.3%	5.5%	9.9%	—	6.2%	6.2%	0.1%	100.0%
International Core Equity Portfolio	14.4%	6.8%	8.8%	25.7%	4.0%	16.5%	5.8%	11.7%	—	3.1%	3.1%	0.1%	100.0%
T.A. World ex U.S. Core Equity Portfolio	13.2%	6.4%	7.8%	25.3%	4.1%	16.7%	6.6%	13.2%	—	3.2%	3.4%	0.1%	100.0%
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	—	100.0%	—	—	—	100.0%
DFA International Small Cap Value Portfolio	18.5%	7.5%	3.0%	22.7%	2.1%	22.2%	6.7%	16.2%	0.1%	0.3%	0.4%	0.3%	100.0%
International Vector Equity Portfolio	15.7%	5.7%	7.0%	25.9%	3.3%	18.5%	6.5%	13.8%	—	1.7%	1.7%	0.2%	100.0%
Emerging Markets Core Equity Portfolio	9.6%	6.5%	8.8%	22.4%	4.1%	11.7%	10.5%	15.4%	—	7.3%	3.6%	0.1%	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
Enhanced U.S. Large Company Portfolio	38.3%	37.4%	14.8%	9.5%	—	—	—	—	—	100.0%
DFA Selectively Hedged Global Fixed Income Portfolio	13.9%	6.7%	50.7%	24.5%	—	—	—	—	4.2%	100.0%
DFA Five-Year Government Portfolio	—	100.0%	—	—	—	—	—	—	—	100.0%
DFA Five-Year Global Fixed Income Portfolio	29.6%	40.9%	14.6%	11.5%	—	—	—	—	3.4%	100.0%
DFA Intermediate Government Fixed Income Portfolio	—	100.0%	—	—	—	—	—	—	—	100.0%
DFA Short-Term Extended Quality Portfolio	57.3%	12.1%	17.9%	12.7%	—	—	—	—	—	100.0%
DFA Inflation-Protected Securities Portfolio	—	100.0%	—	—	—	—	—	—	—	100.0%
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	20.1%	20.4%	24.3%	35.2%	—	100.0%
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	42.1%	14.9%	17.0%	26.0%	—	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$2,272,424,922
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,701,396,870)	$2,272,424,922

See accompanying Notes to Financial Statements.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (3.6%)
BONDS — (3.6%)
Australia & New Zealand Banking Group, Ltd. (u) 4.875%, 11/08/10	3,258	$3,243,805
Commonwealth Bank of Australia (u) 4.750%, 01/27/11	434	429,165
National Australia Bank, Ltd. (u) 5.125%, 03/08/10	1,500	1,526,483
TOTAL — AUSTRALIA		5,199,453
AUSTRIA — (5.4%)
BONDS — (5.4%)
ASFINAG (u) 4.750%, 11/17/10	3,500	3,658,567
Oesterreichische Kontrollbank AG (u) 4.250%, 10/06/10	3,000	3,086,502
Republic of Austria (u) 4.375%, 08/30/10	1,000	1,035,782
TOTAL — AUSTRIA		7,780,851
CANADA — (3.9%)
BONDS — (3.9%)
Canada Mortgage & Housing Corp. (u) 4.800%, 10/01/10	2,000	2,062,398
Ontario, Province of Canada (u) 3.125%, 09/08/10	3,400	3,471,930
TOTAL — CANADA		5,534,328
FRANCE — (2.5%)
BONDS — (2.5%)
Caisse D'amortissement de la Dette Sociale
(u) 4.250%, 11/08/10	3,500	3,626,042
GERMANY — (7.2%)
BONDS — (7.2%)
Kreditanstalt fuer Wiederaufbau (u) 4.625%, 01/20/11	3,000	3,138,408
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 3.250%, 10/29/10	4,000	4,060,680
Landwirtschaftliche Rentenbank (u) 4.250%, 01/21/11	3,000	3,124,701
TOTAL — GERMANY		10,323,789
NETHERLANDS — (7.5%)
BONDS — (7.5%)
Bank Nederlandse Gemeenten (u) 3.375%, 12/15/10	3,000	3,071,259
(u) 3.375%, 01/18/11	800	817,403

	Face Amount^	Value†
	(000)
Deutsche Bahn Finance (u) 5.125%, 01/05/11	4,500	$4,652,118
Rabobank Nederland (u) 5.000%, 02/15/11	2,200	2,315,317
TOTAL — NETHERLANDS		10,856,097
SPAIN — (2.5%)
BONDS — (2.5%)
Instituto de Credito Oficial (u) 4.625%, 10/26/10	3,400	3,534,205
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.8%)
BONDS — (3.8%)
Inter-American Development Bank (u) 5.000%, 04/05/11	1,500	1,591,305
Nordic Investment Bank (u) 4.875%, 03/15/11	3,840	3,942,989
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		5,534,294
SWEDEN — (3.1%)
BONDS — (3.1%)
Svensk Exportkredit AB (u) 4.000%, 06/15/10	4,332	4,423,054
UNITED KINGDOM — (4.0%)
BONDS — (4.0%)
BP Capital Markets P.L.C. (u) 4.875%, 03/15/10	2,500	2,573,648
Network Rail Infrastructure Finance P.L.C. (u) 3.000%, 01/24/11	3,115	3,180,823
TOTAL — UNITED KINGDOM		5,754,471
UNITED STATES — (56.5%)
AGENCY OBLIGATIONS — (18.2%)
Federal Home Loan Bank 3.500%, 07/16/10	$800	818,939
4.375%, 10/22/10	1,200	1,255,330
1.625%, 01/21/11	5,000	5,044,930
1.625%, 03/16/11	3,000	3,019,488
Federal Home Loan Bank Discount Note 0.210%, 07/14/09	6,000	5,998,026
0.270%, 07/14/09	5,100	5,098,322
Federal National Mortgage Association Discount Note 0.250%, 07/20/09	5,000	4,998,220
TOTAL AGENCY OBLIGATIONS		26,233,255

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
BONDS — (20.3%)
Citigroup Funding, Inc. Floating Rate Note (r) 1.351%, 10/22/09	$4,000	$3,904,520
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	4,000	3,921,784
General Electric Capital Corp. Floating Rate Note (r) 1.620%, 02/01/11	4,000	3,712,968
John Deere Capital Corp. Floating Rate Note (r) 1.700%, 02/26/10	4,000	3,982,932
JPMorgan Chase & Co. Floating Rate Note (r) 1.596%, 11/19/09	3,800	3,789,349
Paccar Financial Corp. Floating Rate Note (r) 1.328%, 09/21/09	2,500	2,493,948
Wal-Mart Stores, Inc. 6.875%, 08/10/09	3,300	3,349,447
Wells Fargo Bank & Co. 4.625%, 08/09/10	4,000	4,032,552
TOTAL BONDS		29,187,500
COMMERCIAL PAPER — (11.5%)
BNP Paribas Finance, Inc. 0.500%, 06/22/09	3,500	3,497,472
L'Oreal USA, Inc. 0.300%, 07/16/09	3,800	3,793,660
National Rural Utilities 0.230%, 06/01/09	3,500	3,499,307
Rockwell Collins, Inc. 0.150%, 05/06/09	2,000	1,999,958
Westpac Banking Corp. 3.020%, 09/04/09	3,800	3,784,811
TOTAL COMMERCIAL PAPER		16,575,208
EXCHANGE-TRADED FUND — (2.7%)
SPDR Trust Series I	44,100	3,860,955
	Shares
TEMPORARY CASH INVESTMENTS — (3.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,526,556	5,526,556
TOTAL INVESTMENTS — (100.0%) (Cost $144,218,048)		$143,950,058

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

U.S. LARGE CAP VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$4,747,094,148
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $4,796,126,375)	$4,747,094,148

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.9%)
Consumer Discretionary — (13.9%)
*# AutoNation, Inc.	285,685	$5,059,481	0.5%
*# Cabela's, Inc.	285,642	3,659,074	0.3%
Cinemark Holdings, Inc.	392,892	3,496,739	0.3%
# Foot Locker, Inc.	287,581	3,419,338	0.3%
*# Iconix Brand Group, Inc.	257,210	3,667,815	0.3%
* Jarden Corp.	333,443	6,702,204	0.6%
# Meredith Corp.	160,422	4,023,384	0.4%
*# Mohawk Industries, Inc.	106,140	5,021,483	0.5%
# Penske Automotive Group, Inc.	323,775	4,290,019	0.4%
*# Toll Brothers, Inc.	273,119	5,533,391	0.5%
# Whirlpool Corp.	127,927	5,777,183	0.5%
Other Securities		145,830,386	12.9%
Total Consumer Discretionary		196,480,497	17.5%
Consumer Staples — (3.3%)
*# Collective Brands, Inc.	278,432	4,042,833	0.4%
* Constellation Brands, Inc. Class A	322,680	3,739,861	0.3%
PepsiAmericas, Inc.	160,714	3,948,743	0.4%
Other Securities		34,907,765	3.0%
Total Consumer Staples		46,639,202	4.1%
Energy — (4.3%)
Cimarex Energy Co.	126,477	3,402,231	0.3%
# Tesoro Petroleum Corp.	223,940	3,415,085	0.3%
*# Western Refining, Inc.	298,300	3,755,597	0.3%
Other Securities		49,869,064	4.5%
Total Energy		60,441,977	5.4%
Financials — (19.1%)
American Financial Group, Inc.	221,530	3,894,497	0.4%
Fidelity National Financial, Inc.	311,710	5,651,302	0.5%
First American Corp.	179,565	5,042,185	0.5%
# First Horizon National Corp.	299,226	3,444,102	0.3%
HCC Insurance Holdings, Inc.	150,975	3,611,322	0.3%
Odyssey Re Holdings Corp.	88,247	3,378,978	0.3%
Old Republic International Corp.	431,692	4,044,954	0.4%
Reinsurance Group of America, Inc.	118,451	3,765,557	0.3%
Transatlantic Holdings, Inc.	115,613	4,385,201	0.4%
Unitrin, Inc.	204,114	3,469,938	0.3%
W. R. Berkley Corp.	143,115	3,421,880	0.3%
Other Securities		227,531,358	20.2%
Total Financials		271,641,274	24.2%
Health Care — (5.6%)
*# Community Health Systems, Inc.	178,748	4,082,604	0.4%
*# Inverness Medical Innovations, Inc.	131,000	4,229,990	0.4%
* King Pharmaceuticals, Inc.	479,100	3,775,308	0.3%
Omnicare, Inc.	156,837	4,032,279	0.4%
Other Securities		63,589,349	5.6%
Total Health Care		79,709,530	7.1%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.4%)
# Applied Industrial Technologies, Inc.	202,120	$4,547,700	0.4%
Masco Corp.	537,852	4,765,369	0.4%
Other Securities		152,945,814	13.6%
Total Industrials		162,258,883	14.4%
Information Technology — (15.7%)
* 3Com Corp.	1,429,966	5,791,362	0.5%
* Arrow Electronics, Inc.	227,021	5,162,458	0.5%
* Avnet, Inc.	214,386	4,692,910	0.4%
* Benchmark Electronics, Inc.	298,403	3,619,628	0.3%
* Cypress Semiconductor Corp.	581,763	4,613,381	0.4%
Fidelity National Information Services, Inc.	259,600	4,633,860	0.4%
* IAC/InterActiveCorp	221,621	3,550,368	0.3%
* Ingram Micro, Inc.	317,283	4,606,949	0.4%
* Integrated Device Technology, Inc.	652,749	3,544,427	0.3%
* Macrovision Solutions Corp.	191,465	3,871,422	0.4%
* Sycamore Networks, Inc.	1,172,970	3,460,262	0.3%
* Tech Data Corp.	220,978	6,361,957	0.6%
* Tellabs, Inc.	658,049	3,448,177	0.3%
Other Securities		165,623,925	14.7%
Total Information Technology		222,981,086	19.8%
Materials — (4.7%)
MeadWestavco Corp.	313,877	4,915,314	0.4%
# Worthington Industries, Inc.	222,516	3,315,488	0.3%
Other Securities		57,861,269	5.2%
Total Materials		66,092,071	5.9%
Telecommunication Services — (0.6%)
# CenturyTel, Inc.	184,065	4,997,365	0.4%
Other Securities		3,455,119	0.3%
Total Telecommunication Services		8,452,484	0.7%
Utilities — (0.3%)
Total Utilities		4,098,651	0.4%
TOTAL COMMON STOCKS		1,118,795,656	99.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		1,144	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,280,854	5,280,854	0.5%
SECURITIES LENDING COLLATERAL — (20.7%)
§ @ DFA Short Term Investment Fund LP	292,507,976	292,507,976	26.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,965,420 FNMA 7.000%, 12/01/37, valued at $1,798,107) to be repurchased at $1,745,743	$1,746	1,745,735	0.1%
TOTAL SECURITIES LENDING COLLATERAL		294,253,711	26.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,747,147,820)		$1,418,331,364	126.1%

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.9%)
Consumer Discretionary — (15.5%)
Bob Evans Farms, Inc.	1,205,684	$29,237,837	0.6%
Foot Locker, Inc.	2,212,746	26,309,550	0.6%
*# Jarden Corp.	2,423,597	48,714,300	1.0%
# Penske Automotive Group, Inc.	2,164,666	28,681,824	0.6%
Regis Corp.	1,045,670	20,014,124	0.4%
# Scholastic Corp.	1,773,991	35,000,842	0.7%
Other Securities		636,371,202	13.4%
Total Consumer Discretionary		824,329,679	17.3%
Consumer Staples — (3.7%)
*# Hain Celestial Group, Inc.	1,303,172	21,749,941	0.5%
Other Securities		178,220,792	3.7%
Total Consumer Staples		199,970,733	4.2%
Energy — (4.7%)
*# Bristow Group, Inc.	906,031	20,621,266	0.4%
* Encore Acquisition Co.	724,581	21,150,519	0.5%
# Overseas Shipholding Group, Inc.	736,187	21,135,929	0.5%
*# SEACOR Holdings, Inc.	312,838	20,559,713	0.4%
Other Securities		165,486,293	3.4%
Total Energy		248,953,720	5.2%
Financials — (22.4%)
*# AmeriCredit Corp.	2,109,220	21,450,767	0.5%
* Argo Group International Holdings, Ltd.	919,019	25,723,342	0.6%
Brookline Bancorp, Inc.	2,047,148	20,307,708	0.4%
* CNA Surety Corp.	1,085,424	20,894,412	0.5%
Delphi Financial Group, Inc. Class A	1,479,669	25,553,884	0.5%
First Niagara Financial Group, Inc.	3,268,855	44,260,297	0.9%
Harleysville Group, Inc.	791,615	22,893,506	0.5%
Infinity Property & Casualty Corp.	579,946	20,437,297	0.4%
* Navigators Group, Inc.	461,215	20,929,937	0.5%
NewAlliance Bancshares, Inc.	3,355,507	43,319,595	0.9%
*# PHH Corp.	1,610,740	27,028,217	0.6%
# Prosperity Bancshares, Inc.	991,519	27,534,483	0.6%
Provident Financial Services, Inc.	2,524,606	26,937,546	0.6%
Selective Insurance Group, Inc.	1,931,259	28,505,383	0.6%
# Susquehanna Bancshares, Inc.	2,507,238	20,208,338	0.4%
Umpqua Holdings Corp.	2,227,403	21,360,795	0.5%
Other Securities		779,856,240	16.1%
Total Financials		1,197,201,747	25.1%
Health Care — (5.6%)
* Kindred Healthcare, Inc.	1,556,280	20,262,766	0.4%
*# LifePoint Hospitals, Inc.	1,732,785	44,792,492	1.0%
Other Securities		232,767,056	4.8%
Total Health Care		297,822,314	6.2%
Industrials — (15.2%)
# Alexander & Baldwin, Inc.	1,094,786	29,165,099	0.6%
# Applied Industrial Technologies, Inc.	1,370,450	30,835,125	0.7%
# Briggs & Stratton Corp.	2,002,165	29,792,215	0.6%
* EnerSys	1,359,088	23,172,450	0.5%
* Esterline Technologies Corp.	1,043,023	27,483,656	0.6%
# GATX Corp.	1,352,865	40,734,765	0.9%

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Tredegar Industries, Inc.	1,245,361	$21,893,446	0.5%
# Trinity Industries, Inc.	1,524,225	22,268,927	0.5%
Watts Water Technologies, Inc.	898,916	20,009,870	0.4%
# Werner Enterprises, Inc.	2,379,515	38,905,070	0.8%
Other Securities		527,429,109	10.9%
Total Industrials		811,689,732	17.0%
Information Technology — (16.8%)
*# Arris Group, Inc.	2,152,087	22,962,768	0.5%
* Benchmark Electronics, Inc.	2,841,081	34,462,313	0.7%
* Integrated Device Technology, Inc.	4,948,453	26,870,100	0.6%
* MKS Instruments, Inc.	2,124,394	33,246,766	0.7%
* MPS Group, Inc.	3,441,900	27,672,876	0.6%
* Skyworks Solutions, Inc.	4,982,775	44,047,731	0.9%
* Sycamore Networks, Inc.	6,832,668	20,156,371	0.4%
* SYNNEX Corp.	1,047,945	22,562,256	0.5%
* Tech Data Corp.	1,380,727	39,751,130	0.8%
Other Securities		623,110,092	13.1%
Total Information Technology		894,842,403	18.8%
Materials — (4.6%)
* OM Group, Inc.	826,326	23,021,442	0.5%
# Westlake Chemical Corp.	1,707,624	31,932,569	0.7%
Other Securities		193,046,984	4.0%
Total Materials		248,000,995	5.2%
Other — (0.0%)
Total Other		6,633	0.0%
Telecommunication Services — (0.3%)
Total Telecommunication Services		15,020,525	0.3%
Utilities — (0.1%)
Total Utilities		3,472,459	0.1%
TOTAL COMMON STOCKS		4,741,310,940	99.4%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		27,265	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $29,515,000 FHLMC 4.50%, 05/01/23, valued at $28,210,237) to be repurchased at $27,792,147	$27,792	27,792,000	0.6%
	Shares
SECURITIES LENDING COLLATERAL — (10.6%)
§ @ DFA Short Term Investment Fund LP	562,250,070	562,250,070	11.8%
TOTAL INVESTMENTS — (100.0%) (Cost $7,063,532,820)		$5,331,380,275	111.8%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.6%)
Consumer Discretionary — (10.6%)
Comcast Corp. Class A	347,609	$5,374,035	0.4%
Disney (Walt) Co.	277,825	6,084,367	0.4%
Home Depot, Inc.	200,625	5,280,450	0.4%
Lowe's Companies, Inc.	185,719	3,992,958	0.3%
McDonald's Corp.	124,831	6,652,244	0.5%
Time Warner, Inc.	188,821	4,121,962	0.3%
Other Securities		166,681,071	10.9%
Total Consumer Discretionary		198,187,087	13.2%
Consumer Staples — (7.5%)
Coca-Cola Co.	243,860	10,498,173	0.7%
CVS Caremark Corp.	263,150	8,362,907	0.6%
Kraft Foods, Inc.	255,784	5,985,346	0.4%
PepsiCo, Inc.	170,959	8,506,920	0.6%
Philip Morris International, Inc.	172,590	6,247,758	0.4%
Procter & Gamble Co.	341,128	16,865,368	1.1%
Wal-Mart Stores, Inc.	309,760	15,611,904	1.0%
Other Securities		67,547,803	4.5%
Total Consumer Staples		139,626,179	9.3%
Energy — (7.4%)
Apache Corp.	58,756	4,280,962	0.3%
Chevron Corp.	250,560	16,562,016	1.1%
ConocoPhillips	239,732	9,829,012	0.7%
Devon Energy Corp.	77,433	4,014,901	0.3%
Exxon Mobil Corp.	439,072	29,272,930	2.0%
# Schlumberger, Ltd.	90,400	4,428,696	0.3%
Other Securities		68,948,712	4.5%
Total Energy		137,337,229	9.2%
Financials — (12.2%)
Bank of America Corp.	842,547	7,523,945	0.5%
Goldman Sachs Group, Inc.	76,873	9,878,180	0.7%
JPMorgan Chase & Co.	629,826	20,784,258	1.4%
The Travelers Companies, Inc.	98,865	4,067,306	0.3%
# Wells Fargo & Co.	470,875	9,422,209	0.6%
Other Securities		175,392,255	11.6%
Total Financials		227,068,153	15.1%
Health Care — (9.9%)
Abbott Laboratories	178,855	7,485,082	0.5%
*# Amgen, Inc.	127,585	6,184,045	0.4%
Bristol-Myers Squibb Co.	231,655	4,447,776	0.3%
* Gilead Sciences, Inc.	106,580	4,881,364	0.3%
Johnson & Johnson	304,296	15,932,939	1.1%
Medtronic, Inc.	124,872	3,995,904	0.3%
# Merck & Co., Inc.	232,390	5,633,134	0.4%
# Pfizer, Inc.	954,193	12,748,018	0.9%
Schering-Plough Corp.	182,136	4,192,771	0.3%
UnitedHealth Group, Inc.	180,055	4,234,894	0.3%
Wyeth	141,295	5,990,908	0.4%
Other Securities		107,866,619	7.0%
Total Health Care		183,593,454	12.2%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.9%)
3M Co.	79,085	$4,555,296	0.3%
General Electric Co.	1,149,240	14,537,886	1.0%
United Technologies Corp.	87,829	4,289,568	0.3%
Other Securities		161,835,832	10.7%
Total Industrials		185,218,582	12.3%
Information Technology — (13.4%)
*# Apple, Inc.	96,724	12,170,781	0.8%
* Cisco Sytems, Inc.	711,634	13,748,769	0.9%
* Google, Inc.	26,997	10,690,002	0.7%
Hewlett-Packard Co.	277,599	9,988,012	0.7%
# Intel Corp.	541,492	8,544,744	0.6%
International Business Machines Corp.	112,730	11,634,863	0.8%
Microsoft Corp.	762,900	15,456,354	1.0%
Oracle Corp.	534,535	10,337,907	0.7%
# QUALCOMM, Inc.	176,700	7,477,944	0.5%
Other Securities		149,363,905	9.9%
Total Information Technology		249,413,281	16.6%
Materials — (3.7%)
Monsanto Co.	60,701	5,152,908	0.4%
Other Securities		63,871,343	4.2%
Total Materials		69,024,251	4.6%
Telecommunication Services — (2.6%)
AT&T, Inc.	875,406	22,427,902	1.5%
Verizon Communications, Inc.	374,011	11,347,494	0.8%
Other Securities		14,153,924	0.9%
Total Telecommunication Services		47,929,320	3.2%
Utilities — (3.4%)
Total Utilities		63,841,229	4.3%
TOTAL COMMON STOCKS		1,501,238,765	100.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		872	0.0%
TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,684,803	6,684,803	0.4%
SECURITIES LENDING COLLATERAL — (19.1%)
§ @ DFA Short Term Investment Fund LP	353,471,145	353,471,145	23.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,269,332 FNMA 7.000%, 12/01/38, valued at $2,172,861) to be repurchased at $2,109,583	$2,110	2,109,573	0.2%
TOTAL SECURITIES LENDING COLLATERAL		355,580,718	23.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,390,819,652)		$1,863,505,158	124.1%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.7%)
Consumer Discretionary — (12.2%)
Carnival Corp.	256,500	$6,894,720	0.2%
Comcast Corp. Class A	803,975	12,429,453	0.4%
Disney (Walt) Co.	762,512	16,699,013	0.6%
* Liberty Media Corp. - Entertainment Class A	324,533	7,902,379	0.3%
Lowe's Companies, Inc.	509,400	10,952,100	0.4%
Time Warner, Inc.	505,637	11,038,056	0.4%
Other Securities		346,933,918	12.5%
Total Consumer Discretionary		412,849,639	14.8%
Consumer Staples — (6.4%)
Altria Group, Inc.	409,900	6,693,667	0.2%
Coca-Cola Co.	167,513	7,211,435	0.3%
CVS Caremark Corp.	598,385	19,016,675	0.7%
Kraft Foods, Inc.	594,231	13,905,005	0.5%
Procter & Gamble Co.	480,488	23,755,327	0.9%
Wal-Mart Stores, Inc.	405,000	20,412,000	0.7%
Other Securities		123,981,066	4.4%
Total Consumer Staples		214,975,175	7.7%
Energy — (8.1%)
Anadarko Petroleum Corp.	191,338	8,239,014	0.3%
Apache Corp.	140,063	10,204,990	0.4%
Chevron Corp.	594,814	39,317,205	1.4%
ConocoPhillips	570,496	23,390,336	0.8%
Devon Energy Corp.	180,050	9,335,592	0.3%
Exxon Mobil Corp.	404,458	26,965,215	1.0%
# Hess Corp.	131,009	7,177,983	0.3%
# Marathon Oil Corp.	294,470	8,745,759	0.3%
Occidental Petroleum Corp.	157,660	8,874,681	0.3%
XTO Energy, Inc.	240,650	8,340,929	0.3%
Other Securities		122,039,334	4.4%
Total Energy		272,631,038	9.8%
Financials — (15.1%)
# Bank of America Corp.	1,973,017	17,619,042	0.6%
Bank of New York Mellon Corp.	459,780	11,715,194	0.4%
# BlackRock, Inc.	48,404	7,092,154	0.3%
Goldman Sachs Group, Inc.	188,636	24,239,726	0.9%
JPMorgan Chase & Co.	1,524,696	50,314,968	1.8%
MetLife, Inc.	327,880	9,754,430	0.3%
# Morgan Stanley	289,204	6,836,783	0.2%
PNC Financial Services Group, Inc.	174,163	6,914,271	0.2%
The Travelers Companies, Inc.	240,418	9,890,797	0.4%
# Wells Fargo & Co.	950,777	19,025,048	0.7%
Other Securities		344,973,367	12.4%
Total Financials		508,375,780	18.2%
Health Care — (8.6%)
Johnson & Johnson	192,500	10,079,300	0.4%
# Pfizer, Inc.	1,954,872	26,117,090	0.9%
UnitedHealth Group, Inc.	450,520	10,596,230	0.4%
* WellPoint, Inc.	211,328	9,036,385	0.3%
Other Securities		235,025,578	8.4%
Total Health Care		290,854,583	10.4%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.7%)
Burlington Northern Santa Fe Corp.	139,866	$9,438,158	0.3%
FedEx Corp.	127,079	7,111,341	0.3%
General Electric Co.	2,458,016	31,093,902	1.1%
Union Pacific Corp.	206,650	10,154,781	0.4%
Other Securities		302,983,861	10.8%
Total Industrials		360,782,043	12.9%
Information Technology — (11.9%)
* Apple, Inc.	63,210	7,953,714	0.3%
* Cisco Sytems, Inc.	548,086	10,589,022	0.4%
* Google, Inc.	21,180	8,386,645	0.3%
Hewlett-Packard Co.	215,514	7,754,194	0.3%
# Intel Corp.	549,842	8,676,507	0.3%
International Business Machines Corp.	77,144	7,962,032	0.3%
Microsoft Corp.	671,399	13,602,544	0.5%
Oracle Corp.	401,307	7,761,277	0.3%
Other Securities		328,551,329	11.7%
Total Information Technology		401,237,264	14.4%
Materials — (4.2%)
Total Materials		141,042,673	5.0%
Telecommunication Services — (3.2%)
AT&T, Inc.	1,911,839	48,981,315	1.8%
Verizon Communications, Inc.	1,015,564	30,812,212	1.1%
Other Securities		27,220,958	0.9%
Total Telecommunication Services		107,014,485	3.8%
Utilities — (2.3%)
Total Utilities		79,614,878	2.9%
TOTAL COMMON STOCKS		2,789,377,558	99.9%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		3,006	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,865,844	11,865,844	0.4%
SECURITIES LENDING COLLATERAL — (16.9%)
§@ DFA Short Term Investment Fund LP	559,473,547	559,473,547	20.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $11,871,977 FNMA 7.500%, 10/01/37, valued at $11,013,977) to be repurchased at $10,693,232	$10,693	10,693,181	0.4%
TOTAL SECURITIES LENDING COLLATERAL		570,166,728	20.4%
TOTAL INVESTMENTS — (100.0%) (Cost $4,582,358,203)		$3,371,413,136	120.7%

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (76.9%)
Consumer Discretionary — (13.2%)
*# AutoNation, Inc.	199,808	$3,538,600	0.4%
Carnival Corp.	98,108	2,637,143	0.3%
Comcast Corp. Class A	298,194	4,610,079	0.5%
# J.C. Penney Co., Inc.	132,297	4,060,195	0.5%
# Macy's, Inc.	242,478	3,317,099	0.4%
*# Mohawk Industries, Inc.	44,950	2,126,584	0.3%
# Pulte Homes, Inc.	197,860	2,277,369	0.3%
*# Sears Holdings Corp.	54,760	3,420,857	0.4%
Time Warner, Inc.	198,927	4,342,576	0.5%
Other Securities		120,040,097	13.5%
Total Consumer Discretionary		150,370,599	17.1%
Consumer Staples — (4.6%)
Coca-Cola Enterprises, Inc.	143,260	2,444,016	0.3%
CVS Caremark Corp.	88,513	2,812,943	0.3%
Kraft Foods, Inc.	120,422	2,817,875	0.3%
Molson Coors Brewing Co.	59,636	2,281,077	0.3%
# Procter & Gamble Co.	70,100	3,465,744	0.4%
# Wal-Mart Stores, Inc.	42,300	2,131,920	0.2%
Other Securities		36,360,642	4.1%
Total Consumer Staples		52,314,217	5.9%
Energy — (6.3%)
Anadarko Petroleum Corp.	58,467	2,517,589	0.3%
Chevron Corp.	59,100	3,906,510	0.5%
ConocoPhillips	197,546	8,099,386	0.9%
Exxon Mobil Corp.	66,600	4,440,222	0.5%
Marathon Oil Corp.	94,908	2,818,768	0.3%
Other Securities		50,589,417	5.7%
Total Energy		72,371,892	8.2%
Financials — (18.0%)
American Financial Group, Inc.	129,237	2,271,986	0.3%
Ameriprise Financial, Inc.	82,630	2,177,300	0.2%
Bank of America Corp.	440,722	3,935,647	0.4%
Cincinnati Financial Corp.	97,478	2,334,598	0.3%
Fidelity National Financial, Inc.	164,569	2,983,636	0.3%
First American Corp.	86,160	2,419,373	0.3%
HCC Insurance Holdings, Inc.	93,600	2,238,912	0.3%
JPMorgan Chase & Co.	539,281	17,796,273	2.0%
# M&T Bank Corp.	53,100	2,785,095	0.3%
MetLife, Inc.	84,340	2,509,115	0.3%
The Travelers Companies, Inc.	73,100	3,007,334	0.3%
Unum Group	203,475	3,324,782	0.4%
# Wells Fargo & Co.	159,494	3,191,475	0.4%
Other Securities		154,607,073	17.5%
Total Financials		205,582,599	23.3%
Health Care — (6.7%)
* Community Health Systems, Inc.	104,600	2,389,064	0.3%
# Pfizer, Inc.	326,770	4,365,647	0.5%
* WellPoint, Inc.	62,400	2,668,224	0.3%
Other Securities		67,535,239	7.6%
Total Health Care		76,958,174	8.7%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.8%)
General Electric Co.	267,064	$3,378,360	0.4%
Southwest Airlines Co.	307,716	2,147,858	0.3%
Other Securities		106,581,870	12.0%
Total Industrials		112,108,088	12.7%
Information Technology — (11.4%)
* Computer Sciences Corp.	98,945	3,657,007	0.4%
Fidelity National Information Services, Inc.	124,208	2,217,113	0.3%
* IAC/InterActiveCorp	143,788	2,303,484	0.3%
* Ingram Micro, Inc.	166,139	2,412,338	0.3%
* Macrovision Solutions Corp.	110,469	2,233,683	0.3%
* Tellabs, Inc.	426,210	2,233,340	0.3%
Xerox Corp.	565,620	3,455,938	0.4%
Other Securities		111,310,614	12.4%
Total Information Technology		129,823,517	14.7%
Materials — (3.9%)
International Paper Co.	281,200	3,559,992	0.4%
MeadWestavco Corp.	151,161	2,367,181	0.3%
Weyerhaeuser Co.	89,170	3,144,134	0.4%
Other Securities		34,901,326	3.9%
Total Materials		43,972,633	5.0%
Telecommunication Services — (1.9%)
AT&T, Inc.	288,740	7,397,519	0.9%
Verizon Communications, Inc.	150,079	4,553,397	0.5%
Other Securities		10,029,132	1.1%
Total Telecommunication Services		21,980,048	2.5%
Utilities — (1.1%)
Total Utilities		12,157,004	1.4%
TOTAL COMMON STOCKS		877,638,771	99.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		1,111	0.0%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,505,310	5,505,310	0.6%
SECURITIES LENDING COLLATERAL — (22.6%)
§@ DFA Short Term Investment Fund LP	256,387,517	256,387,517	29.1%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,722,719 FNMA 7.000%, 12/01/37, valued at $1,576,067) to be repurchased at $1,530,169	$1,530	1,530,162	0.2%
TOTAL SECURITIES LENDING COLLATERAL		257,917,679	29.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,555,878,022)		$1,141,062,871	129.4%

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (79.9%)
Consumer Discretionary — (12.3%)
Carnival Corp.	112,200	$3,015,936	0.3%
Comcast Corp. Class A	346,719	5,360,276	0.5%
Disney (Walt) Co.	340,594	7,459,009	0.7%
# J.C. Penney Co., Inc.	90,573	2,779,685	0.3%
* Liberty Media Corp. - Entertainment Class A	118,270	2,879,874	0.3%
News Corp. Class A	318,443	2,630,339	0.3%
Time Warner Cable, Inc.	88,298	2,845,845	0.3%
Time Warner, Inc.	173,757	3,793,115	0.4%
Other Securities		133,142,120	12.1%
Total Consumer Discretionary		163,906,199	15.2%
Consumer Staples — (5.6%)
Archer-Daniels-Midland Co.	114,684	2,823,520	0.3%
Coca-Cola Co.	63,683	2,741,553	0.3%
CVS Caremark Corp.	241,184	7,664,828	0.7%
Kraft Foods, Inc.	258,941	6,059,219	0.6%
# Procter & Gamble Co.	98,325	4,861,188	0.5%
Other Securities		50,903,633	4.6%
Total Consumer Staples		75,053,941	7.0%
Energy — (7.1%)
Anadarko Petroleum Corp.	65,242	2,809,321	0.3%
Apache Corp.	58,503	4,262,529	0.4%
Chevron Corp.	158,330	10,465,613	1.0%
ConocoPhillips	196,350	8,050,350	0.8%
Devon Energy Corp.	82,570	4,281,254	0.4%
Exxon Mobil Corp.	232,529	15,502,708	1.4%
# Hess Corp.	52,025	2,850,450	0.3%
Marathon Oil Corp.	136,394	4,050,902	0.4%
Other Securities		42,464,547	3.8%
Total Energy		94,737,674	8.8%
Financials — (14.6%)
Bank of America Corp.	697,298	6,226,871	0.6%
Bank of New York Mellon Corp.	172,418	4,393,211	0.4%
# BlackRock, Inc.	18,315	2,683,514	0.3%
CME Group, Inc.	12,950	2,866,482	0.3%
Goldman Sachs Group, Inc.	79,332	10,194,162	1.0%
JPMorgan Chase & Co.	633,250	20,897,250	2.0%
MetLife, Inc.	103,949	3,092,483	0.3%
The Travelers Companies, Inc.	100,570	4,137,450	0.4%
# Wells Fargo & Co.	228,696	4,576,207	0.4%
Other Securities		135,662,787	12.4%
Total Financials		194,730,417	18.1%
Health Care — (8.6%)
*# Amgen, Inc.	54,108	2,622,615	0.3%
Johnson & Johnson	92,545	4,845,656	0.5%
Pfizer, Inc.	626,903	8,375,424	0.8%
UnitedHealth Group, Inc.	200,614	4,718,441	0.5%
* WellPoint, Inc.	82,131	3,511,922	0.3%
Other Securities		91,434,450	8.3%
Total Health Care		115,508,508	10.7%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.0%)
Burlington Northern Santa Fe Corp.	52,256	$3,526,235	0.3%
FedEx Corp.	55,500	3,105,780	0.3%
General Electric Co.	991,330	12,540,325	1.2%
Union Pacific Corp.	86,349	4,243,190	0.4%
Other Securities		123,160,906	11.4%
Total Industrials		146,576,436	13.6%
Information Technology — (11.8%)
*# Apple, Inc.	25,800	3,246,414	0.3%
*# Cisco Sytems, Inc.	153,862	2,972,614	0.3%
* Google, Inc.	7,940	3,144,002	0.3%
Hewlett-Packard Co.	135,685	4,881,946	0.5%
Intel Corp.	262,101	4,135,954	0.4%
International Business Machines Corp.	43,707	4,510,999	0.4%
Microsoft Corp.	249,051	5,045,773	0.5%
# Oracle Corp.	165,850	3,207,539	0.3%
Other Securities		126,516,425	11.6%
Total Information Technology		157,661,666	14.6%
Materials — (3.5%)
Weyerhaeuser Co.	78,100	2,753,806	0.3%
Other Securities		44,301,421	4.1%
Total Materials		47,055,227	4.4%
Telecommunication Services — (3.0%)
AT&T, Inc.	842,756	21,591,409	2.0%
Verizon Communications, Inc.	276,716	8,395,563	0.8%
Other Securities		10,491,118	0.9%
Total Telecommunication Services		40,478,090	3.7%
Utilities — (2.4%)
Total Utilities		32,239,520	3.0%
TOTAL COMMON STOCKS		1,067,947,678	99.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		60	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	8,574,322	8,574,322	0.8%
SECURITIES LENDING COLLATERAL — (19.5%)
§@ DFA Short Term Investment Fund LP	258,915,093	258,915,093	24.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,739,703 FNMA 7.000%, 12/01/37, valued at $1,591,605) to be repurchased at $1,545,254	$1,545	1,545,247	0.1%
TOTAL SECURITIES LENDING COLLATERAL		260,460,340	24.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,513,628,411)		$1,336,982,400	124.0%

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.8%)
Consumer Discretionary — (15.5%)
# Aaron's, Inc.	120,700	$4,050,692	0.2%
Asbury Automotive Group, Inc.	401,424	3,881,770	0.2%
# Buckle, Inc.	124,650	4,658,170	0.2%
Cooper Tire & Rubber Co.	1,009,664	8,349,921	0.4%
Finish Line, Inc. Class A	613,086	5,211,231	0.3%
Group 1 Automotive, Inc.	337,281	7,184,085	0.4%
Stage Stores, Inc.	848,340	10,392,165	0.5%
# Superior Industries International, Inc.	354,893	5,351,786	0.3%
* The Steak n Shake Co.	393,468	4,548,490	0.2%
* Warnaco Group, Inc.	133,817	3,859,282	0.2%
*# WMS Industries, Inc.	143,494	4,607,592	0.2%
Other Securities		307,212,669	15.2%
Total Consumer Discretionary		369,307,853	18.3%
Consumer Staples — (4.0%)
Casey's General Stores, Inc.	137,677	3,663,585	0.2%
* Central Garden & Pet Co.	399,374	3,841,978	0.2%
* Central Garden & Pet Co. Class A	707,059	6,413,025	0.3%
*# Green Mountain Coffee, Inc.	62,866	4,545,840	0.2%
# Lancaster Colony Corp.	86,132	3,772,582	0.2%
Other Securities		73,331,450	3.6%
Total Consumer Staples		95,568,460	4.7%
Energy — (3.4%)
* Dril-Quip, Inc.	116,400	4,001,832	0.2%
# USEC, Inc.	1,236,154	7,651,793	0.4%
Other Securities		70,212,936	3.5%
Total Energy		81,866,561	4.1%
Financials — (12.7%)
First Niagara Financial Group, Inc.	274,110	3,711,449	0.2%
Horace Mann Educators Corp.	710,777	6,240,622	0.3%
*# PHH Corp.	873,449	14,656,474	0.7%
# Westamerica Bancorporation	79,557	4,266,642	0.2%
Other Securities		275,598,109	13.7%
Total Financials		304,473,296	15.1%
Health Care — (10.0%)
* AMERIGROUP Corp.	139,800	4,175,826	0.2%
*# Dendreon Corp.	174,459	3,698,531	0.2%
*# Isis Pharmaceuticals, Inc.	239,713	3,758,700	0.2%
*# NuVasive, Inc.	97,252	3,685,851	0.2%
Other Securities		224,722,671	11.1%
Total Health Care		240,041,579	11.9%
Industrials — (14.4%)
# CLAROC, Inc.	110,800	3,443,664	0.2%
# Curtiss-Wright Corp.	112,800	3,606,216	0.2%
* EMCOR Group, Inc.	176,300	3,665,277	0.2%
G & K Services, Inc. Class A	225,665	5,634,855	0.3%
* Griffon Corp.	439,420	3,809,771	0.2%
# Heartland Express, Inc.	264,941	3,960,868	0.2%
*# InterDigital, Inc.	135,597	3,568,913	0.2%
# Knight Transportation, Inc.	227,179	4,016,525	0.2%
# Regal-Beloit Corp.	84,204	3,421,209	0.2%

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Spherion Corp.	1,107,259	$3,975,060	0.2%
* Tetra Tech, Inc.	153,296	3,764,950	0.2%
Other Securities		301,699,966	14.8%
Total Industrials		344,567,274	17.1%
Information Technology — (17.1%)
Adtran, Inc.	210,232	4,446,407	0.2%
* Exar Corp.	850,992	5,233,601	0.3%
*# Informatica Corp.	245,857	3,909,126	0.2%
InfoSpace, Inc.	655,004	4,342,677	0.2%
* Lattice Semiconductor Corp.	2,063,426	3,590,361	0.2%
* PMC-Sierra, Inc.	594,654	4,709,660	0.2%
# Quality Systems, Inc.	72,918	3,909,863	0.2%
* Quest Software, Inc.	296,730	4,311,487	0.2%
* Skyworks Solutions, Inc.	466,293	4,122,030	0.2%
*# Synaptics, Inc.	105,950	3,441,256	0.2%
* Zoran Corp.	620,081	5,543,524	0.3%
Other Securities		360,939,855	17.9%
Total Information Technology		408,499,847	20.3%
Materials — (3.7%)
Rock-Tenn Co. Class A	106,000	4,002,560	0.2%
Schweitzer-Maudoit International, Inc.	194,768	4,473,821	0.2%
Other Securities		78,986,948	3.9%
Total Materials		87,463,329	4.3%
Other — (0.0%)
Total Other		454	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		19,676,450	1.0%
Utilities — (2.2%)
Total Utilities		53,571,074	2.7%
TOTAL COMMON STOCKS		2,005,036,177	99.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		2,834	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $44,715,000 FHLMC 5.50%, 06/01/38, valued at $44,453,682) to be repurchased at $43,796,231	$43,796	43,796,000	2.2%
	Shares
SECURITIES LENDING COLLATERAL — (14.4%)
§@ DFA Short Term Investment Fund LP	343,049,324	343,049,324	17.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,784,638,765)		$2,391,884,335	118.7%

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.8%)
Consumer Discretionary — (15.4%)
*# Buffalo Wild Wings, Inc.	156,089	$6,093,715	0.3%
*# Coinstar, Inc.	233,492	8,309,980	0.3%
*# Jos. A. Bank Clothiers, Inc.	176,578	7,140,814	0.3%
* Papa John's International, Inc.	217,257	5,766,001	0.2%
# Penske Automotive Group, Inc.	909,083	12,045,350	0.5%
*# Pinnacle Entertainment, Inc.	540,950	6,751,056	0.3%
# Ryland Group, Inc.	289,841	6,002,607	0.3%
* Steven Madden, Ltd.	180,802	5,319,195	0.2%
Systemax, Inc.	342,869	5,780,771	0.2%
Other Securities		365,334,517	14.8%
Total Consumer Discretionary		428,544,006	17.4%
Consumer Staples — (4.2%)
# Cal-Maine Foods, Inc.	207,719	5,498,322	0.2%
J & J Snack Foods Corp.	181,697	7,042,576	0.3%
# Lance, Inc.	246,075	5,699,097	0.2%
PriceSmart, Inc.	296,600	5,294,310	0.2%
Other Securities		94,156,264	3.9%
Total Consumer Staples		117,690,569	4.8%
Energy — (1.9%)
Total Energy		51,949,452	2.1%
Financials — (15.1%)
# Financial Federal Corp.	261,451	6,434,309	0.3%
# PacWest Bancorp	601,092	8,757,910	0.4%
*# Portfolio Recovery Associates, Inc.	154,630	5,407,411	0.2%
Other Securities		400,187,154	16.2%
Total Financials		420,786,784	17.1%
Health Care — (12.4%)
* AMAG Pharmaceuticals, Inc.	119,140	5,343,429	0.2%
* Amsurg Corp.	297,081	6,102,044	0.3%
*# Dendreon Corp.	544,471	11,542,785	0.5%
Other Securities		320,259,923	13.0%
Total Health Care		343,248,181	14.0%
Industrials — (14.2%)
# American Science & Engineering, Inc.	88,885	5,356,210	0.2%
*# American Superconductor Corp.	222,974	5,730,432	0.2%
*# Astec Industries, Inc.	198,740	6,125,167	0.3%
# Badger Meter, Inc.	232,440	9,055,862	0.4%
# Healthcare Services Group, Inc.	410,100	7,332,588	0.3%
# Raven Industries, Inc.	328,169	7,843,239	0.3%
SkyWest, Inc.	517,028	6,225,017	0.3%
Tredegar Industries, Inc.	337,450	5,932,371	0.2%
Other Securities		341,568,463	13.9%
Total Industrials		395,169,349	16.1%
Information Technology — (18.4%)
Acxiom Corp.	566,880	5,470,392	0.2%
# Black Box Corp.	261,124	7,146,964	0.3%
*# Cabot Microelectronics Corp.	234,301	6,750,212	0.3%
* Forrester Research, Inc.	224,649	5,708,331	0.2%
* Harmonic, Inc.	768,602	5,633,853	0.2%
*# L-1 Identity Solutions, Inc.	963,631	7,053,779	0.3%

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Maximus, Inc.	192,800	$7,775,624	0.3%
*# NetLogic Microsystems, Inc.	199,008	6,485,671	0.3%
Pegasystems, Inc.	342,478	5,983,091	0.3%
# Power Integrations, Inc.	260,001	5,538,021	0.2%
*# ScanSource, Inc.	237,698	5,873,518	0.3%
* SPSS, Inc.	183,571	5,672,344	0.2%
* Sykes Enterprises, Inc.	403,892	7,940,517	0.3%
* SYNNEX Corp.	278,000	5,985,340	0.3%
*# Tyler Technologies, Inc.	367,652	6,066,258	0.3%
*# Viasat, Inc.	257,152	5,911,924	0.3%
Other Securities		411,335,426	16.6%
Total Information Technology		512,331,265	20.9%
Materials — (3.7%)
# AMCOL International Corp.	271,602	5,263,647	0.2%
Arch Chemicals, Inc.	231,263	5,591,939	0.2%
* OM Group, Inc.	200,851	5,595,709	0.2%
Other Securities		86,253,000	3.6%
Total Materials		102,704,295	4.2%
Other — (0.0%)
Total Other		2,444	0.0%
Telecommunication Services — (0.9%)
* Premiere Global Services, Inc.	623,226	6,568,802	0.3%
Other Securities		19,591,767	0.8%
Total Telecommunication Services		26,160,569	1.1%
Utilities — (1.6%)
American States Water Co.	165,279	5,707,084	0.2%
CH Energy Group, Inc.	129,508	5,755,336	0.2%
MGE Energy, Inc.	205,779	6,313,300	0.3%
Other Securities		26,592,166	1.1%
Total Utilities		44,367,886	1.8%
TOTAL COMMON STOCKS		2,442,954,800	99.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		3,457	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,771,387	10,771,387	0.4%
SECURITIES LENDING COLLATERAL — (11.8%)
§@ DFA Short Term Investment Fund LP	326,931,534	326,931,534	13.3%
TOTAL INVESTMENTS — (100.0%) (Cost $3,401,969,206)		$2,780,661,178	113.2%

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (69.8%)
Real Estate Investment Trusts — (69.8%)
# Alexander's, Inc.	55,500	$12,103,440	0.8%
# Alexandria Real Estate Equities, Inc.	376,986	13,752,449	0.9%
# AMB Property Corp.	1,340,865	25,597,113	1.7%
American Campus Communites, Inc.	453,447	9,830,731	0.7%
# Apartment Investment & Management Co. Class A	1,251,241	9,134,059	0.6%
# AvalonBay Communities, Inc.	828,309	47,056,234	3.2%
# BioMed Realty Trust, Inc.	858,944	9,800,551	0.7%
# Boston Properties, Inc.	1,161,164	57,384,725	3.9%
# BRE Properties, Inc. Class A	548,615	13,479,471	0.9%
# Camden Property Trust	571,903	15,515,728	1.0%
# Commercial Net Lease Realty	857,504	15,212,121	1.0%
# Corporate Office Properties Trust	553,300	16,908,848	1.1%
# Digital Realty Trust, Inc.	798,117	28,740,193	1.9%
# Douglas Emmett, Inc.	1,309,963	12,536,346	0.8%
# Duke Realty Corp.	1,592,636	15,560,054	1.0%
Equity Lifestyle Properties, Inc.	268,626	10,656,393	0.7%
# Equity One, Inc.	808,176	12,025,659	0.8%
# Equity Residential	2,612,039	59,789,573	4.0%
# Essex Property Trust, Inc.	283,571	18,003,923	1.2%
# Federal Realty Investment Trust	631,358	34,850,962	2.3%
# HCP, Inc.	2,393,882	52,545,710	3.5%
# Health Care REIT, Inc.	1,174,673	40,021,109	2.7%
# Healthcare Realty Trust, Inc.	635,960	10,677,768	0.7%
# Highwood Properties, Inc.	681,756	16,355,326	1.1%
# Home Properties, Inc.	352,370	12,840,363	0.9%
# Hospitality Properties Trust	998,151	12,217,368	0.8%
# Host Marriott Corp.	5,443,568	41,861,038	2.8%
HRPT Properties Trust	2,385,161	10,280,044	0.7%
# Kimco Realty Corp.	2,853,770	34,302,315	2.3%
# Liberty Property Trust	1,057,253	25,733,538	1.7%
Mack-Cali Realty Corp.	709,836	19,066,195	1.3%
# Mid-America Apartment Communities, Inc.	302,710	11,197,243	0.8%
# Nationwide Health Properties, Inc.	1,090,924	26,934,914	1.8%
Omega Healthcare Investors, Inc.	882,824	13,877,993	0.9%
# ProLogis	2,555,590	23,281,425	1.6%
# PS Business Parks, Inc.	219,425	9,599,844	0.6%
# Public Storage	1,618,366	108,203,951	7.3%
# Realty Income Corp.	1,118,748	24,981,643	1.7%
# Regency Centers Corp.	749,782	28,079,336	1.9%
Senior Housing Properties Trust	1,265,132	20,735,514	1.4%
# Simon Property Group, Inc.	2,284,339	117,871,892	7.9%
# SL Green Realty Corp.	603,509	10,657,969	0.7%
# Tanger Factory Outlet Centers, Inc.	338,800	11,288,816	0.8%
# Taubman Centers, Inc.	565,761	13,476,427	0.9%
# The Macerich Co.	826,166	14,482,690	1.0%
# UDR, Inc.	1,480,632	14,909,964	1.0%
# Ventas, Inc.	1,541,428	44,146,498	3.0%
# Vornado Realty Trust	1,484,611	72,582,632	4.9%
Washington REIT	568,024	12,115,952	0.8%
# Weingarten Realty Investors	915,757	14,230,864	1.0%
Other Securities		171,331,690	11.6%
TOTAL COMMON STOCKS		1,477,826,604	99.3%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,980,000 FNMA 5.058%(r), 01/01/36, valued at $8,605,747) to be repurchased at $8,476,045	$8,476	$8,476,000	0.6%
	Shares
SECURITIES LENDING COLLATERAL — (29.8%)
§ @ DFA Short Term Investment Fund LP	627,671,646	627,671,646	42.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $4,894,876 FNMA 7.000%, 10/01/37, valued at $3,858,428) to be repurchased at $3,746,064	$3,746	3,746,046	0.2%
TOTAL SECURITIES LENDING COLLATERAL		631,417,692	42.4%
TOTAL INVESTMENTS — (100.0%) (Cost $2,955,265,901)		$2,117,720,296	142.3%

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.1%)
COMMON STOCKS — (5.1%)
BHP Billiton, Ltd.	297,885	$7,196,177	0.7%
Commonwealth Bank of Australia	193,198	4,936,433	0.5%
Westpac Banking Corp.	294,724	4,108,911	0.4%
Other Securities		49,651,381	4.6%
TOTAL — AUSTRALIA		65,892,902	6.2%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,989,933	0.3%
BELGIUM — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		6,103,637	0.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4	0.0%
TOTAL — BELGIUM		6,103,641	0.6%
CANADA — (7.0%)
COMMON STOCKS — (7.0%)
EnCana Corp.	98,862	4,530,933	0.4%
* Research In Motion, Ltd.	67,100	4,635,090	0.4%
# Royal Bank of Canada	205,068	7,269,234	0.7%
# Toronto Dominion Bank	111,615	4,405,486	0.4%
Other Securities		70,649,737	6.7%
TOTAL — CANADA		91,490,480	8.6%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		9,823,128	0.9%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Nokia Oyj	280,768	3,987,879	0.4%
Other Securities		7,196,274	0.6%
TOTAL — FINLAND		11,184,153	1.0%
FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
BNP Paribas SA	103,135	5,429,426	0.5%
France Telecom SA	214,253	4,756,423	0.5%
# GDF Suez (B0C2CQ3)	138,239	4,964,754	0.5%
# Sanofi - Aventis	101,521	5,879,299	0.6%
Total SA	177,977	8,905,222	0.9%
Total SA Sponsored ADR	77,100	3,833,412	0.4%
Other Securities		61,241,018	5.6%
TOTAL COMMON STOCKS		95,009,554	9.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		414,485	0.0%
TOTAL — FRANCE		95,424,039	9.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
#* BASF AG	103,527	$3,916,435	0.4%
# Deutsche Telekom AG	307,438	3,752,468	0.4%
# E.ON AG	186,594	6,263,287	0.6%
# RWE AG	53,381	3,845,336	0.4%
Siemens AG Sponsored ADR	58,650	3,925,445	0.4%
Other Securities		53,188,740	4.9%
TOTAL — GERMANY		74,891,711	7.1%
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		5,055,653	0.5%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		21,575,478	2.0%
IRELAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,923,119	0.3%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
# Eni SpA	241,210	5,176,163	0.5%
Other Securities		27,221,978	2.6%
TOTAL COMMON STOCKS		32,398,141	3.1%
PREFERRED STOCKS — (0.0%)
Other Securities		17,207	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		105,518	0.0%
TOTAL — ITALY		32,520,866	3.1%
JAPAN — (18.5%)
COMMON STOCKS — (18.5%)
Mitsubishi UFJ Financial Group, Inc. ADR	1,013,378	5,492,509	0.5%
Toyota Motor Corp.	249,300	9,866,986	0.9%
# Toyota Motor Corp. Sponsored ADR	65,000	5,145,400	0.5%
Other Securities		220,131,452	20.8%
TOTAL — JAPAN		240,636,347	22.7%
NETHERLANDS — (2.0%)
COMMON STOCKS — (2.0%)
# Royal Dutch Shell P.L.C. Series A	280,159	6,425,377	0.6%
Unilever NV	201,479	3,986,752	0.4%
Other Securities		15,978,760	1.5%
TOTAL — NETHERLANDS		26,390,889	2.5%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		935,419	0.1%
NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		8,178,932	0.8%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$2,784,790	0.3%
SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		10,286,295	1.0%
SPAIN — (3.3%)
COMMON STOCKS — (3.3%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	349,999	3,786,994	0.4%
# Banco Santander SA Sponsored ADR	618,667	5,660,803	0.5%
# Telefonica SA	312,210	5,915,177	0.6%
Telefonica SA Sponsored ADR	119,800	6,743,542	0.6%
Other Securities		20,668,411	1.9%
TOTAL COMMON STOCKS		42,774,927	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		9,019	0.0%
TOTAL — SPAIN		42,783,946	4.0%
SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		21,997,975	2.1%
SWITZERLAND — (5.7%)
COMMON STOCKS — (5.7%)
Credit Suisse Group AG	113,322	4,428,231	0.4%
# Nestle SA	466,223	15,197,346	1.4%
Novartis AG	177,956	6,735,334	0.6%
Novartis AG ADR	120,800	4,579,528	0.4%
Roche Holding AG Genusschein	82,700	10,428,812	1.0%
* UBS AG	362,738	4,982,748	0.5%
Other Securities		27,234,438	2.6%
TOTAL — SWITZERLAND		73,586,437	6.9%
UNITED KINGDOM — (15.3%)
COMMON STOCKS — (15.3%)
Anglo American P.L.C.	178,356	3,837,921	0.4%
# AstraZeneca P.L.C.	162,199	5,679,473	0.5%
BG Group P.L.C.	416,864	6,656,438	0.6%
BP P.L.C.	1,435,437	10,143,749	1.0%
BP P.L.C. Sponsored ADR	160,400	6,810,584	0.6%
# British American Tobacco P.L.C.	246,959	5,955,876	0.6%
GlaxoSmithKline P.L.C.	503,498	7,755,501	0.7%
HSBC Holdings P.L.C.	1,222,661	8,694,914	0.8%
HSBC Holdings P.L.C. Sponsored ADR	198,333	7,060,655	0.7%
Rio Tinto P.L.C.	100,951	4,101,780	0.4%
Royal Dutch Shell P.L.C. Series B	235,872	5,337,924	0.5%
Standard Chartered P.L.C.	265,170	4,101,999	0.4%
Tesco P.L.C.	1,001,588	4,962,696	0.5%
Vodafone Group P.L.C.	4,542,746	8,349,441	0.8%
Vodafone Group P.L.C. Sponsored ADR	303,700	5,572,895	0.5%
Other Securities		103,368,077	9.7%
TOTAL — UNITED KINGDOM		198,389,923	18.7%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $3,680,000 FNMA 5.00%, 06/01/23, valued at $3,429,951) to be repurchased at $3,377,018	$3,377	$3,377,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (19.2%)
§@ DFA Short Term Investment Fund LP	247,395,946	247,395,946	23.4%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,329,710) to be repurchased at $2,284,040	$2,284	2,284,029	0.2%
TOTAL SECURITIES LENDING COLLATERAL		249,679,975	23.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,512,349,701)		$1,298,903,031	122.6%

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.4%)
COMMON STOCKS — (4.4%)
Australia & New Zealand Banking Group, Ltd.	531,170	$6,125,565	0.3%
Commonwealth Bank of Australia	243,025	6,209,570	0.3%
National Australia Bank, Ltd.	446,954	6,684,305	0.3%
Other Securities		118,433,964	4.5%
TOTAL COMMON STOCKS		137,453,404	5.4%
PREFERRED STOCKS — (0.0%)
Other Securities		8,288	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,003	0.0%
TOTAL — AUSTRALIA		137,462,695	5.4%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		14,159,394	0.6%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		24,374,950	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		21	0.0%
TOTAL — BELGIUM		24,374,971	1.0%
CANADA — (7.1%)
COMMON STOCKS — (7.1%)
# Bank of Montreal	202,373	6,698,846	0.3%
EnCana Corp.	169,117	7,750,782	0.3%
Manulife Financial Corp.	383,973	6,538,449	0.3%
Petro-Canada	193,730	6,114,030	0.3%
# Royal Bank of Canada	162,793	5,770,673	0.2%
Sun Life Financial, Inc.	245,700	5,744,599	0.2%
# Toronto Dominion Bank	208,260	8,220,101	0.3%
Other Securities		173,484,359	6.8%
TOTAL COMMON STOCKS		220,321,839	8.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,226	0.0%
TOTAL — CANADA		220,329,065	8.7%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		21,398,357	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		102,774	0.0%
TOTAL — DENMARK		21,501,131	0.8%
FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		40,578,001	1.6%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FRANCE — (6.4%)
COMMON STOCKS — (6.4%)
*# AXA SA Sponsored ADR	442,470	$7,601,635	0.3%
# BNP Paribas SA	233,591	12,297,135	0.5%
Sanofi - Aventis ADR	194,695	5,591,640	0.2%
*# Schneider Electric SA	74,206	5,646,966	0.2%
Societe Generale Paris	132,249	6,759,058	0.3%
Total SA Sponsored ADR	139,827	6,952,198	0.3%
Vivendi SA	234,169	6,296,589	0.3%
Other Securities		147,989,875	5.7%
TOTAL COMMON STOCKS		199,135,096	7.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,003,186	0.1%
TOTAL — FRANCE		200,138,282	7.9%
GERMANY — (5.0%)
COMMON STOCKS — (5.0%)
Allianz SE Sponsored ADR	798,186	7,231,565	0.3%
# Daimler AG	169,947	6,060,082	0.2%
*# E.ON AG Sponsored ADR	218,470	7,351,516	0.3%
Munchener Rueckversicherungs-Gesellschaft AG	43,657	6,032,100	0.2%
Siemens AG Sponsored ADR	125,474	8,397,975	0.3%
Other Securities		119,364,659	4.8%
TOTAL COMMON STOCKS		154,437,897	6.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,550	0.0%
TOTAL — GERMANY		154,440,447	6.1%
GREECE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		26,787,869	1.0%
HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		49,757,979	2.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,266	0.0%
TOTAL — HONG KONG		49,764,245	2.0%
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		15,706,908	0.6%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Intesa Sanpaolo SpA	2,143,093	6,827,599	0.3%
Other Securities		71,963,966	2.8%
TOTAL COMMON STOCKS		78,791,565	3.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		69,067	0.0%
TOTAL — ITALY		78,860,632	3.1%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (19.1%)
COMMON STOCKS — (19.1%)
Honda Motor Co., Ltd. Sponsored ADR	409,732	$11,906,812	0.5%
Sony Corp. Sponsored ADR	257,200	6,651,192	0.3%
# Toyota Motor Corp. Sponsored ADR	240,669	19,051,358	0.8%
Other Securities		556,859,879	21.8%
TOTAL — JAPAN		594,469,241	23.4%
NETHERLANDS — (2.2%)
COMMON STOCKS — (2.2%)
ING Groep NV Sponsored ADR	636,311	5,764,978	0.2%
Other Securities		63,176,267	2.5%
TOTAL — NETHERLANDS		68,941,245	2.7%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		6,607,554	0.3%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		24,391,675	1.0%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		13,545,436	0.5%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		29,089,405	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		550	0.0%
TOTAL — SINGAPORE		29,089,955	1.1%
SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	803,476	8,693,617	0.4%
# Banco Santander SA Sponsored ADR	2,128,205	19,473,076	0.8%
Other Securities		56,309,838	2.1%
TOTAL COMMON STOCKS		84,476,531	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		18,003	0.0%
TOTAL — SPAIN		84,494,534	3.3%
SWEDEN — (1.6%)
COMMON STOCKS — (1.6%)
# Nordea Bank AB	877,560	6,527,596	0.3%
Other Securities		42,896,356	1.6%
TOTAL COMMON STOCKS		49,423,952	1.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		265,908	0.0%
TOTAL — SWEDEN		49,689,860	1.9%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (5.5%)
COMMON STOCKS — (5.5%)
ABB, Ltd. Sponsored ADR	424,571	$6,037,400	0.2%
Adecco SA	141,245	5,559,197	0.2%
Credit Suisse Group AG Sponsored ADR	397,715	15,224,530	0.6%
Holcim, Ltd.	158,244	8,026,517	0.3%
# Nestle SA	454,270	14,807,717	0.6%
Novartis AG ADR	373,823	14,171,630	0.6%
Roche Holding AG Genusschein	82,873	10,450,628	0.4%
Zurich Financial Services AG	55,542	10,321,399	0.4%
Other Securities		85,958,095	3.4%
TOTAL COMMON STOCKS		170,557,113	6.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,439	0.0%
TOTAL — SWITZERLAND		170,586,552	6.7%
UNITED KINGDOM — (15.9%)
COMMON STOCKS — (15.9%)
Anglo American P.L.C.	452,610	9,739,406	0.4%
Aviva P.L.C.	1,400,120	6,446,211	0.3%
Barclays P.L.C. Sponsored ADR	892,663	14,291,535	0.6%
BP P.L.C. Sponsored ADR	717,376	30,459,785	1.2%
HSBC Holdings P.L.C. Sponsored ADR	1,118,702	39,825,791	1.6%
Kingfisher P.L.C.	2,156,152	5,869,525	0.2%
Marks & Spencer Group P.L.C.	1,223,327	6,060,679	0.3%
# Pearson P.L.C. Sponsored ADR	607,283	6,291,452	0.3%
Royal Dutch Shell P.L.C. ADR	935,795	42,578,673	1.7%
SABmiller P.L.C.	376,453	6,312,356	0.3%
Standard Chartered P.L.C.	749,103	11,588,112	0.5%
Vodafone Group P.L.C. Sponsored ADR	1,571,531	28,837,594	1.1%
Other Securities		285,982,202	10.9%
TOTAL — UNITED KINGDOM		494,283,321	19.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,285,000 FNMA 5.00%, 08/25/18, valued at $9,527,442) to be repurchased at $9,383,050	$9,383	9,383,000	0.4%
	Shares
SECURITIES LENDING COLLATERAL — (18.7%)
§@ DFA Short Term Investment Fund LP	582,913,971	582,913,971	22.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $694,409) to be repurchased at $680,796	$681	680,793	0.0%
TOTAL SECURITIES LENDING COLLATERAL		583,594,764	22.9%
TOTAL INVESTMENTS — (100.0%) (Cost $4,335,666,969)		$3,113,180,777	122.4%

See accompanying Notes to Financial Statements.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
Australia & New Zealand Banking Group, Ltd.	81,011	$934,236	0.2%
Commonwealth Bank of Australia	49,366	1,261,358	0.3%
National Australia Bank, Ltd.	62,224	930,575	0.2%
Other Securities		16,816,951	3.7%
TOTAL — AUSTRALIA		19,943,120	4.4%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		1,940,745	0.4%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Delhaize Group Sponsored ADR	13,449	909,152	0.2%
Other Securities		2,839,060	0.6%
TOTAL — BELGIUM		3,748,212	0.8%
BRAZIL — (2.6%)
COMMON STOCKS — (1.4%)
Other Securities		6,722,802	1.5%
PREFERRED STOCKS — (1.2%)
Companhia Vale do Rio Doce Sponsored ADR	66,950	919,224	0.2%
Other Securities		4,758,057	1.0%
TOTAL PREFERRED STOCKS		5,677,281	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16	0.0%
TOTAL — BRAZIL		12,400,099	2.7%
CANADA — (6.6%)
COMMON STOCKS — (6.6%)
EnCana Corp.	20,055	919,138	0.2%
Manulife Financial Corp.	52,892	900,667	0.2%
Petro-Canada	37,100	1,170,859	0.3%
Royal Bank of Canada	39,027	1,383,426	0.3%
Sun Life Financial, Inc.	37,684	881,072	0.2%
Toronto Dominion Bank	37,400	1,476,192	0.3%
Other Securities		24,977,258	5.5%
TOTAL — CANADA		31,708,612	7.0%
CHILE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,622,147	0.4%
CHINA — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		16,111,642	3.5%
CZECH REPUBLIC — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		465,196	0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		$3,200,443	0.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,088	0.0%
TOTAL — DENMARK		3,229,531	0.7%
FINLAND — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		5,241,220	1.2%
FRANCE — (6.0%)
COMMON STOCKS — (5.9%)
* AXA SA Sponsored ADR	62,400	1,072,032	0.2%
BNP Paribas SA	38,463	2,024,841	0.5%
* Schneider Electric SA	13,862	1,054,878	0.2%
Societe Generale Paris	21,776	1,112,940	0.3%
Total SA Sponsored ADR	18,700	929,764	0.2%
Vivendi SA	41,244	1,109,013	0.3%
Other Securities		21,220,342	4.6%
TOTAL COMMON STOCKS		28,523,810	6.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		264,284	0.0%
TOTAL — FRANCE		28,788,094	6.3%
GERMANY — (4.5%)
COMMON STOCKS — (4.5%)
Allianz SE	11,378	1,048,227	0.2%
Bayerische Motoren Werke AG	25,204	873,296	0.2%
Daimler AG Sponsored ADR	25,800	921,060	0.2%
Deutsche Bank AG ADR	20,100	1,053,843	0.2%
E.ON AG	52,403	1,758,980	0.4%
Munchener Rueckversicherungs-Gesellschaft AG	8,352	1,153,998	0.3%
Other Securities		14,825,850	3.3%
TOTAL — GERMANY		21,635,254	4.8%
GREECE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		4,056,072	0.9%
HONG KONG — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		7,093,292	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		583	0.0%
TOTAL — HONG KONG		7,093,875	1.6%
HUNGARY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		694,456	0.2%
INDIA — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		7,163,758	1.6%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$1,567,265	0.3%
IRELAND — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		2,148,631	0.5%
ISRAEL — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		2,707,894	0.6%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		12,032,570	2.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		17,118	0.0%
TOTAL — ITALY		12,049,688	2.6%
JAPAN — (17.7%)
COMMON STOCKS — (17.7%)
Panasonic Corp. Sponsored ADR	64,414	939,156	0.2%
Sony Corp. Sponsored ADR	41,900	1,083,534	0.3%
Toyota Motor Corp. Sponsored ADR	19,000	1,504,040	0.4%
Other Securities		81,642,443	17.8%
TOTAL — JAPAN		85,169,173	18.7%
MALAYSIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		3,003,966	0.7%
MEXICO — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		3,763,521	0.8%
NETHERLANDS — (1.9%)
COMMON STOCKS — (1.9%)
Koninklijke Philips Electronics NV ADR	58,800	1,057,224	0.2%
Other Securities		8,161,489	1.8%
TOTAL — NETHERLANDS		9,218,713	2.0%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		1,016,013	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		3,343,030	0.7%
PHILIPPINES — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		481,758	0.1%
POLAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,263,431	0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$2,129,182	0.5%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		4,325,530	1.0%
SOUTH AFRICA — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		7,384,377	1.6%
SOUTH KOREA — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		16,176,193	3.6%
SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	146,544	1,585,615	0.4%
Banco Santander Central Hispano SA	198,448	1,908,861	0.4%
Banco Santander SA Sponsored ADR	157,920	1,444,968	0.3%
Other Securities		8,002,719	1.7%
TOTAL COMMON STOCKS		12,942,163	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,537	0.0%
TOTAL — SPAIN		12,944,700	2.8%
SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
Nordea Bank AB	145,566	1,082,770	0.3%
Other Securities		5,847,711	1.2%
TOTAL COMMON STOCKS		6,930,481	1.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,690	0.0%
TOTAL — SWEDEN		6,934,171	1.5%
SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
Credit Suisse Group AG	43,068	1,682,948	0.4%
Credit Suisse Group AG Sponsored ADR	28,818	1,103,153	0.3%
Holcim, Ltd.	25,193	1,277,850	0.3%
Nestle SA	33,903	1,105,127	0.3%
Novartis AG ADR	69,100	2,619,581	0.6%
Roche Holding AG Genusschein	9,111	1,148,935	0.3%
* UBS AG ADR	128,000	1,745,920	0.4%
Zurich Financial Services AG	10,004	1,859,049	0.4%
Other Securities		12,315,481	2.5%
TOTAL — SWITZERLAND		24,858,044	5.5%
TAIWAN — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		11,821,332	2.6%
THAILAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,260,327	0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
TURKEY — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$1,560,470	0.3%
UNITED KINGDOM — (14.2%)
COMMON STOCKS — (14.2%)
Anglo American P.L.C.	56,579	1,217,485	0.3%
Aviva P.L.C.	240,528	1,107,401	0.3%
BAE Systems P.L.C.	179,902	946,331	0.2%
BP P.L.C. Sponsored ADR	96,420	4,093,993	0.9%
HSBC Holdings P.L.C. Sponsored ADR	102,566	3,651,350	0.8%
Kingfisher P.L.C.	390,107	1,061,958	0.2%
Man Group P.L.C.	244,093	902,233	0.2%
Royal Dutch Shell P.L.C. ADR	104,143	4,738,507	1.1%
SABmiller P.L.C.	59,548	998,500	0.2%
Standard Chartered P.L.C.	138,929	2,149,137	0.5%
Vodafone Group P.L.C. Sponsored ADR	192,899	3,539,697	0.8%
Other Securities		43,715,377	9.5%
TOTAL COMMON STOCKS		68,121,969	15.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		31,979	0.0%
TOTAL — UNITED KINGDOM		68,153,948	15.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $3,965,000 FHLMC 6.040%(r), 11/01/36, valued at $2,820,180) to be repurchased at $2,778,015	$2,778	2,778,000	0.6%
	Shares
SECURITIES LENDING COLLATERAL — (5.9%)
§@ DFA Short Term Investment Fund LP	25,628,489	25,628,489	5.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,658,109) to be repurchased at $2,606,001	$2,606	2,605,989	0.6%
TOTAL SECURITIES LENDING COLLATERAL		28,234,478	6.2%
TOTAL INVESTMENTS — (100.0%) (Cost $534,177,824)		$480,135,868	105.6%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
April 30, 2009
(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.5%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,062,766,089
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		900,435,728
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		540,894,458
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		365,325,793
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		228,033,959
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,260,071,784)		3,097,456,027
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $16,415,000 FNMA 5.00%, 06/01/23, valued at $15,299,634) to be repurchased at $15,072,080 (Cost $15,072,000)	$15,072	15,072,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,275,143,784)		$3,112,528,027

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$95,699,653
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $212,510,305)	$95,699,653

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$61,667,513
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $97,343,450)	$61,667,513

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
April 30, 2009
(Unaudited)

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$22,433,031
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $33,461,248)	$22,433,031

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$80,571,363
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $119,381,045)	$80,571,363

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (15.3%)
COMMON STOCKS — (15.3%)
# CFS Retail Property Trust	8,953,050	$10,704,288	2.4%
Commonwealth Property Office Fund	8,329,358	4,926,967	1.1%
Dexus Property Group	21,038,811	11,126,464	2.5%
GPT Group	19,009,335	6,474,736	1.5%
Macquarie Office Trust	17,635,306	2,488,451	0.6%
Stockland Trust Group	7,519,220	17,154,681	3.9%
Westfield Group	2,625,875	20,496,806	4.6%
Other Securities		13,350,911	3.0%
TOTAL — AUSTRALIA		86,723,304	19.6%
BELGIUM — (1.9%)
COMMON STOCKS — (1.9%)
# Befimmo S.C.A.	40,040	3,561,409	0.8%
# Cofinimmo SA	37,088	4,067,139	0.9%
Other Securities		2,957,667	0.7%
TOTAL — BELGIUM		10,586,215	2.4%
CANADA — (4.1%)
COMMON STOCKS — (4.1%)
# Boardwalk REIT	110,766	2,538,716	0.6%
# Riocan REIT	528,569	6,059,519	1.4%
Other Securities		14,927,478	3.3%
TOTAL — CANADA		23,525,713	5.3%
CHINA — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		586,982	0.1%
FRANCE — (8.8%)
COMMON STOCKS — (8.8%)
# Fonciere des Regions	66,071	3,617,972	0.8%
# ICADE	87,009	6,730,915	1.5%
# Klepierre SA	365,804	8,132,354	1.8%
# Mercialys	97,412	2,991,374	0.7%
# Societe Immobiliere de Location pour l'Industrie et le Commerce	60,852	5,119,560	1.1%
# Unibail-Rodamco	135,413	20,193,557	4.5%
Other Securities		2,948,993	0.8%
TOTAL — FRANCE		49,734,725	11.2%
GERMANY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		491,762	0.1%
GREECE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		308,387	0.1%
HONG KONG — (3.6%)
COMMON STOCKS — (3.6%)
# Champion REIT	10,272,000	2,360,827	0.5%
The Link REIT	8,406,165	16,362,843	3.7%
Other Securities		1,682,800	0.4%
TOTAL — HONG KONG		20,406,470	4.6%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$491,602	0.1%
JAPAN — (17.4%)
COMMON STOCKS — (17.4%)
Frontier Real Estate Investment Corp.	657	3,624,287	0.8%
# Global One Real Estate Investment Co.	463	2,750,349	0.6%
Japan Excellent, Inc.	755	2,737,851	0.6%
Japan Logistics Fund, Inc.	626	3,741,020	0.9%
Japan Prime Realty Investment Corp.	2,925	5,038,420	1.1%
Japan Real Estate Investment Corp.	1,578	11,164,880	2.5%
Japan Retail Fund Investment	1,817	6,354,195	1.4%
# MORI TRUST Sogo REIT, Inc.	570	3,939,040	0.9%
Nippon Building Fund, Inc.	1,872	15,209,481	3.4%
Nomura Real Estate Office Fund, Inc.	1,362	7,057,167	1.6%
ORIX JREIT, Inc.	1,154	4,328,900	1.0%
# TOKYU REIT, Inc.	753	3,470,772	0.8%
# United Urban Investment Corp.	895	4,044,204	0.9%
Other Securities		25,058,619	5.7%
TOTAL — JAPAN		98,519,185	22.2%
NETHERLANDS — (3.8%)
COMMON STOCKS — (3.8%)
# Corio NV	184,585	8,192,540	1.9%
Eurocommercial Properties NV	87,243	2,571,182	0.6%
# VastNed Retail NV	57,521	2,540,514	0.6%
# Wereldhave NV	82,712	5,674,640	1.3%
Other Securities		2,500,763	0.5%
TOTAL — NETHERLANDS		21,479,639	4.9%
NEW ZEALAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		4,120,293	0.9%
SINGAPORE — (4.5%)
COMMON STOCKS — (4.5%)
Ascendas REIT	5,236,000	4,703,903	1.1%
# CapitaCommercial Trust	4,838,000	2,768,968	0.6%
# CapitaMall Trust	9,156,300	7,661,932	1.7%
# Suntec REIT	6,859,000	3,390,426	0.8%
Other Securities		7,326,043	1.6%
TOTAL — SINGAPORE		25,851,272	5.8%
SOUTH AFRICA — (1.5%)
COMMON STOCKS — (1.5%)
Fountainhead Property Trust	3,945,653	2,720,440	0.6%
SA Corporate Real Estate Fund	8,159,799	2,402,405	0.5%
Other Securities		3,435,007	0.8%
TOTAL — SOUTH AFRICA		8,557,852	1.9%
TAIWAN — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		2,842,752	0.6%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (14.4%)
COMMON STOCKS — (14.3%)
# British Land Co. P.L.C.	2,231,878	$14,083,047	3.2%
# Derwent London P.L.C.	487,068	5,999,421	1.4%
# Great Portland Estates P.L.C.	1,223,426	5,518,152	1.2%
# Hammerson P.L.C.	1,427,846	6,615,812	1.5%
# Land Securities Group P.L.C.	2,865,860	23,633,689	5.3%
# Liberty International P.L.C.	1,224,974	7,180,011	1.6%
# Segro P.L.C	25,049,544	8,784,756	2.0%
Shaftesbury P.L.C.	798,081	4,116,706	0.9%
Other Securities		5,169,163	1.2%
TOTAL COMMON STOCKS		81,100,757	18.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		425,550	0.1%
TOTAL — UNITED KINGDOM		81,526,307	18.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $4,240,000 FNMA 5.00%, 06/01/23, valued at $3,951,901) to be repurchased at $3,891,021	$3,891	3,891,000	0.9%
	Shares
SECURITIES LENDING COLLATERAL — (22.5%)
§@ DFA Short Term Investment Fund LP	127,550,221	127,550,221	28.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $434,083) to be repurchased at $425,574	$426	425,572	0.1%
TOTAL SECURITIES LENDING COLLATERAL		127,975,793	28.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,001,399,739)		$567,619,253	127.9%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	8,503,442	$104,507,302
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	25,761,500	92,483,785
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $244,599,023)		196,991,087
TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio Institutional Shares (Cost $637,853)	637,853	637,853
TOTAL INVESTMENTS — (100.0%) (Cost $245,236,876)		$197,628,940

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
# ABB Grain, Ltd.	3,527,163	$22,374,376	0.5%
Other Securities		258,600,767	5.1%
TOTAL COMMON STOCKS		280,975,143	5.6%
PREFERRED STOCKS — (0.0%)
Other Securities		467,467	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,088	0.0%
TOTAL — AUSTRALIA		281,448,698	5.6%
AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		48,499,160	1.0%
BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		73,558,876	1.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12	0.0%
TOTAL — BELGIUM		73,558,888	1.5%
CANADA — (5.8%)
COMMON STOCKS — (5.8%)
* Celestica, Inc.	4,081,842	24,560,149	0.5%
Dorel Industries, Inc. Class B	842,000	16,052,543	0.3%
IAMGOLD Corp.	4,747,773	37,837,360	0.8%
# Laurentian Bank of Canada	689,000	16,628,844	0.3%
#* Sino-Forest Corp.	2,599,006	22,738,308	0.5%
Other Securities		229,835,347	4.6%
TOTAL COMMON STOCKS		347,652,551	6.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		44,576	0.0%
TOTAL — CANADA		347,697,127	6.9%
DENMARK — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		24,737,857	0.5%
FINLAND — (2.5%)
COMMON STOCKS — (2.5%)
# Huhtamaki Oyj	1,826,851	17,577,640	0.4%
# Outokumpu Oyj Series A	2,672,459	39,813,459	0.8%
# Pohjola Bank P.L.C.	2,221,142	16,439,826	0.3%
Rautaruukki Oyj Series K	1,108,900	20,632,839	0.4%
Other Securities		57,429,717	1.1%
TOTAL — FINLAND		151,893,481	3.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FRANCE — (5.3%)
COMMON STOCKS — (5.3%)
# Arkema	998,501	$23,031,545	0.5%
Atos Origin SA	795,171	24,514,080	0.5%
Havas SA	8,111,619	25,415,465	0.5%
#* Nexans SA	593,945	27,517,054	0.6%
# SCOR SE	878,372	18,434,795	0.4%
# Valeo SA	1,402,110	28,892,613	0.6%
Other Securities		171,029,472	3.3%
TOTAL COMMON STOCKS		318,835,024	6.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		521,853	0.0%
TOTAL — FRANCE		319,356,877	6.4%
GERMANY — (5.6%)
COMMON STOCKS — (5.6%)
# Aurubis AG	1,148,031	32,497,242	0.7%
# Bilfinger Berger AG	765,357	36,323,458	0.7%
#* Infineon Technologies AG	8,732,400	22,697,333	0.5%
# Lanxess AG	1,047,995	22,375,276	0.5%
# Rheinmetall AG	482,624	20,452,819	0.4%
# Suedzucker AG	1,035,330	19,983,862	0.4%
Other Securities		180,484,054	3.5%
TOTAL COMMON STOCKS		334,814,044	6.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		34,648	0.0%
TOTAL — GERMANY		334,848,692	6.7%
GREECE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		40,802,087	0.8%
HONG KONG — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		105,354,215	2.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		369,060	0.0%
TOTAL — HONG KONG		105,723,275	2.1%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		44,382,660	0.9%
ITALY — (3.7%)
COMMON STOCKS — (3.7%)
# Banca Popolare di Milano Scarl	10,046,420	58,408,757	1.2%
# Milano Assicurazioni SpA	5,585,504	17,072,039	0.3%
Pirelli & Co. SpA	54,410,878	21,167,574	0.4%
Other Securities		128,896,074	2.6%
TOTAL COMMON STOCKS		225,544,444	4.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		48,248	0.0%
TOTAL — ITALY		225,592,692	4.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (23.4%)
COMMON STOCKS — (23.4%)
Yodogawa Steel Works, Ltd.	3,670,000	$16,689,582	0.3%
Other Securities		1,388,989,733	27.7%
TOTAL — JAPAN		1,405,679,315	28.0%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,407	0.0%
NETHERLANDS — (1.8%)
COMMON STOCKS — (1.8%)
Nutreco Holding NV	756,243	25,953,165	0.5%
Other Securities		79,521,380	1.6%
TOTAL — NETHERLANDS		105,474,545	2.1%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		13,822,999	0.3%
NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		54,886,024	1.1%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		9,935,082	0.2%
SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		68,183,685	1.4%
SPAIN — (1.1%)
COMMON STOCKS — (1.1%)
Ebro Puleva SA	1,492,857	21,243,465	0.4%
Other Securities		45,762,610	0.9%
TOTAL — SPAIN		67,006,075	1.3%
SWEDEN — (1.9%)
COMMON STOCKS — (1.7%)
Other Securities		102,797,591	2.0%
RIGHTS/WARRANTS — (0.2%)
Other Securities		8,527,495	0.2%
TOTAL — SWEDEN		111,325,086	2.2%
SWITZERLAND — (4.5%)
COMMON STOCKS — (4.5%)
# Baloise-Holding AG	316,202	23,212,905	0.5%
Clariant AG	4,668,293	26,337,846	0.5%
Helvetia Holding AG	86,089	22,316,810	0.5%
# PSP Swiss Property AG	588,827	27,675,698	0.6%
Other Securities		173,593,605	3.3%
TOTAL COMMON STOCKS		273,136,864	5.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$475,773	0.0%
TOTAL — SWITZERLAND		273,612,637	5.4%
UNITED KINGDOM — (14.2%)
COMMON STOCKS — (14.2%)
Amlin P.L.C.	9,708,370	51,376,794	1.0%
# Beazley Group P.L.C.	11,477,218	17,087,341	0.4%
Bellway P.L.C.	3,481,205	36,675,639	0.7%
# Bovis Homes Group P.L.C.	4,184,856	28,341,224	0.6%
Brit Insurance Holdings P.L.C.	11,179,422	30,367,140	0.6%
# Catlin Group, Ltd.	8,508,243	44,029,460	0.9%
Close Brothers Group P.L.C.	2,135,186	19,731,469	0.4%
# DSG International P.L.C.	29,382,888	18,614,195	0.4%
# Greene King P.L.C.	3,287,988	30,179,578	0.6%
Hiscox, Ltd.	10,621,831	52,583,997	1.1%
Marston's P.L.C.	6,498,608	16,355,406	0.3%
Meggitt P.L.C.	7,166,865	18,992,687	0.4%
Millennium and Copthorne Hotels P.L.C.	4,986,720	16,186,869	0.3%
Mondi P.L.C.	7,383,838	19,147,528	0.4%
# Persimmon P.L.C.	5,927,974	33,064,554	0.7%
Premier Foods P.L.C.	38,066,186	20,142,180	0.4%
Tomkins P.L.C.	13,525,823	34,530,833	0.7%
# Travis Perkins P.L.C.	3,667,572	37,878,927	0.8%
Other Securities		330,466,193	6.4%
TOTAL — UNITED KINGDOM		855,752,014	17.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,900,000 FHLMC 5.50%, 06/01/38, valued at $10,836,299) to be repurchased at $10,673,056	$10,673	10,673,000	0.2%
	Shares
SECURITIES LENDING COLLATERAL — (17.3%)
§@ DFA Short Term Investment Fund LP	1,038,624,758	1,038,624,758	20.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,081,539) to be repurchased at $1,060,337	$1,060	1,060,332	0.0%
TOTAL SECURITIES LENDING COLLATERAL		1,039,685,090	20.7%
TOTAL INVESTMENTS — (100.0%) (Cost $8,398,369,375)		$6,014,581,453	119.9%

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
Other Securities		$8,342,652	4.9%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		1,226,672	0.7%
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Solvay SA	5,891	504,961	0.3%
Other Securities		1,487,964	0.9%
TOTAL — BELGIUM		1,992,925	1.2%
CANADA — (7.5%)
COMMON STOCKS — (7.5%)
# Bank of Montreal	20,300	671,960	0.4%
Petro-Canada	20,909	659,878	0.4%
# Sun Life Financial, Inc.	19,200	448,906	0.3%
Talisman Energy, Inc.	40,448	506,744	0.3%
Teck Resources, Ltd. Class B	33,100	347,560	0.2%
# Toronto Dominion Bank	11,000	434,174	0.3%
Other Securities		11,854,900	6.9%
TOTAL — CANADA		14,924,122	8.8%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		1,792,691	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,956	0.0%
TOTAL — DENMARK		1,809,647	1.1%
FINLAND — (1.8%)
COMMON STOCKS — (1.8%)
UPM-Kymmene Oyj	45,985	411,515	0.3%
Other Securities		3,074,369	1.7%
TOTAL — FINLAND		3,485,884	2.0%
FRANCE — (6.0%)
COMMON STOCKS — (5.9%)
BNP Paribas SA	12,341	649,678	0.4%
Compagnie de Saint-Gobain	9,811	351,972	0.2%
Compagnie Generale des Establissements Michelin Series B	8,693	444,981	0.3%
Renault SA	11,104	356,047	0.2%
Societe Generale Paris	7,130	364,404	0.2%
Other Securities		9,617,459	5.6%
TOTAL COMMON STOCKS		11,784,541	6.9%
RIGHTS/WARRANTS — (0.1%)
Other Securities		141,289	0.1%
TOTAL — FRANCE		11,925,830	7.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (4.8%)
COMMON STOCKS — (4.8%)
# Allianz SE	4,301	$396,241	0.2%
# Daimler AG Sponsored ADR	10,656	380,419	0.2%
# Deutsche Bank AG ADR	20,528	1,076,283	0.6%
# E.ON AG	18,237	612,150	0.4%
Other Securities		7,123,636	4.2%
TOTAL COMMON STOCKS		9,588,729	5.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		618	0.0%
TOTAL — GERMANY		9,589,347	5.6%
GREECE — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		2,668,480	1.6%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		3,342,188	2.0%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		1,314,867	0.8%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
Unione di Banche Italiane ScpA	30,011	413,802	0.3%
Other Securities		5,026,318	2.9%
TOTAL — ITALY		5,440,120	3.2%
JAPAN — (21.3%)
COMMON STOCKS — (21.3%)
Honda Motor Co., Ltd. Sponsored ADR	12,559	364,965	0.2%
Mitsubishi UFJ Financial Group, Inc.	73,400	400,387	0.3%
Panasonic Corp. Sponsored ADR	22,995	335,267	0.2%
Sony Corp. Sponsored ADR	13,740	355,316	0.2%
Toyota Motor Corp. Sponsored ADR	7,600	601,616	0.4%
Other Securities		40,222,113	23.6%
TOTAL — JAPAN		42,279,664	24.9%
NETHERLANDS — (2.2%)
COMMON STOCKS — (2.2%)
Koninklijke DSM NV	11,964	371,030	0.2%
Other Securities		4,097,081	2.4%
TOTAL — NETHERLANDS		4,468,111	2.6%
NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		599,235	0.4%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		2,024,254	1.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$1,047,877	0.6%
SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		2,190,050	1.3%
SPAIN — (2.5%)
COMMON STOCKS — (2.5%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	40,108	433,969	0.3%
# Banco Santander Central Hispano SA	71,865	691,266	0.4%
# Banco Santander SA Sponsored ADR	49,420	452,193	0.3%
Other Securities		3,406,625	1.9%
TOTAL COMMON STOCKS		4,984,053	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		952	0.0%
TOTAL — SPAIN		4,985,005	2.9%
SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
Nordea Bank AB	46,115	343,019	0.2%
Other Securities		2,566,811	1.5%
TOTAL — SWEDEN		2,909,830	1.7%
SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
Adecco SA	9,188	361,626	0.2%
Credit Suisse Group AG	13,655	533,590	0.3%
Holcim, Ltd.	17,706	898,091	0.5%
Nestle SA	10,623	346,275	0.2%
Novartis AG ADR	11,400	432,174	0.3%
Swatch Group AG	2,763	384,426	0.2%
Swiss Re	23,898	567,269	0.3%
* UBS AG	52,017	714,531	0.4%
* UBS AG ADR	34,236	466,979	0.3%
Zurich Financial Services AG	6,240	1,159,582	0.7%
Other Securities		6,140,075	3.7%
TOTAL COMMON STOCKS		12,004,618	7.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,285	0.0%
TOTAL — SWITZERLAND		12,012,903	7.1%
UNITED KINGDOM — (14.6%)
COMMON STOCKS — (14.6%)
Anglo American P.L.C.	48,414	1,041,788	0.6%
Aviva P.L.C.	128,562	591,905	0.4%
BP P.L.C. Sponsored ADR	18,084	767,847	0.5%
HSBC Holdings P.L.C. Sponsored ADR	35,326	1,257,606	0.8%
International Power P.L.C.	138,057	504,527	0.3%
Kingfisher P.L.C.	213,994	582,539	0.4%
Legal and General Group P.L.C.	575,477	489,754	0.3%
Prudential P.L.C.	68,348	392,843	0.2%
Royal Dutch Shell P.L.C. ADR	32,048	1,458,184	0.9%
RSA Insurance Group P.L.C.	193,026	371,358	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Standard Chartered P.L.C.	26,514	$410,153	0.3%
Vodafone Group P.L.C. Sponsored ADR	56,540	1,037,509	0.6%
Other Securities		20,036,660	11.5%
TOTAL COMMON STOCKS		28,942,673	17.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,496	0.0%
TOTAL — UNITED KINGDOM		28,954,169	17.0%
		Value†
SECURITIES LENDING COLLATERAL — (15.8%)
§@ DFA Short Term Investment Fund LP	29,355,242	29,355,242	17.3%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,086,208) to be repurchased at $2,045,312	$2,045	2,045,302	1.2%
TOTAL SECURITIES LENDING COLLATERAL		31,400,544	18.5%
TOTAL INVESTMENTS — (100.0%) (Cost $206,227,908)		$198,934,376	117.1%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
April 30, 2009
(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$1,446,908,915
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $961,425,103)	$1,446,908,915

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$714,545,667
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $778,633,738)	$714,545,667

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (11.0%)
COMMON STOCKS — (6.4%)
# Companhia Vale do Rio Doce ADR	663,090	$10,947,616	0.7%
Itau Unibanco Banco Multiplio SA ADR	1,498,670	20,576,739	1.2%
Petroleo Brasileiro SA ADR (71654V101)	637,166	17,190,739	1.0%
Petroleo Brasileiro SA ADR (71654V408)	462,510	15,526,461	0.9%
Other Securities		58,564,782	3.5%
TOTAL COMMON STOCKS		122,806,337	7.3%
PREFERRED STOCKS — (4.6%)
Banco Bradesco SA Sponsored ADR	696,802	8,556,729	0.5%
Companhia Vale do Rio Doce Sponsored ADR	706,272	9,697,115	0.6%
# Gerdau SA Sponsored ADR	678,100	4,814,510	0.3%
Investimentos Itau SA	1,666,847	7,127,476	0.4%
Itau Unibanco Banco Multiplo SA	304,172	4,224,322	0.3%
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	4,899,537	0.3%
Other Securities		47,495,089	2.7%
TOTAL PREFERRED STOCKS		86,814,778	5.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,134	0.0%
TOTAL — BRAZIL		209,622,249	12.4%
CHILE — (1.9%)
COMMON STOCKS — (1.9%)
Empresas Copec SA	421,405	4,215,861	0.3%
Other Securities		32,031,343	1.9%
TOTAL COMMON STOCKS		36,247,204	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		726	0.0%
TOTAL — CHILE		36,247,930	2.2%
CHINA — (10.5%)
COMMON STOCKS — (10.5%)
Bank of China, Ltd.	15,304,000	5,674,348	0.3%
# China Construction Bank Corp.	16,423,000	9,502,276	0.6%
# China Life Insurance Co., Ltd. ADR	159,456	8,443,195	0.5%
China Mobile, Ltd. Sponsored ADR	318,041	13,726,650	0.8%
China Petroleum and Chemical Corp. (Sinopec) ADR	88,100	6,836,560	0.4%
# China Telecom Corp., Ltd. ADR	128,021	6,320,397	0.4%
# China Unicom Hong Kong, Ltd. ADR	497,782	5,759,338	0.3%
# CNOOC, Ltd. ADR	116,476	12,969,603	0.8%
# Industrial & Commercial Bank of China, Ltd.	21,941,000	12,537,815	0.8%
# PetroChina Co., Ltd. ADR	144,173	12,530,075	0.8%
# Ping An Insurance (Group) Co. of China, Ltd.	735,000	4,531,100	0.3%
Other Securities		102,226,973	5.9%
TOTAL COMMON STOCKS		201,058,330	11.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,276	0.0%
TOTAL — CHINA		201,062,606	11.9%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CZECH REPUBLIC — (0.7%)
COMMON STOCKS — (0.7%)
CEZ A.S.	119,417	$4,906,507	0.3%
Other Securities		8,634,123	0.5%
TOTAL — CZECH REPUBLIC		13,540,630	0.8%
HUNGARY — (0.8%)
COMMON STOCKS — (0.8%)
*# OTP Bank NYRT	497,996	6,414,064	0.4%
Other Securities		9,338,901	0.5%
TOTAL — HUNGARY		15,752,965	0.9%
INDIA — (9.3%)
COMMON STOCKS — (9.3%)
* Bharti Airtel, Ltd.	299,065	4,509,036	0.3%
ICICI Bank, Ltd. Sponsored ADR	396,338	8,176,453	0.5%
Infosys Technologies, Ltd.	225,217	6,839,470	0.4%
Reliance Industries, Ltd.	665,942	24,209,063	1.4%
Other Securities		132,596,980	7.8%
TOTAL COMMON STOCKS		176,331,002	10.4%
PREFERRED STOCKS — (0.0%)
Other Securities		5,397	0.0%
TOTAL — INDIA		176,336,399	10.4%
INDONESIA — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		37,879,256	2.2%
ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
* Bank Hapoalim B.M.	1,845,047	4,202,428	0.3%
# Teva Pharmaceutical Industries, Ltd. Sponsored ADR	838,566	36,804,662	2.2%
Other Securities		36,947,369	2.1%
TOTAL — ISRAEL		77,954,459	4.6%
MALAYSIA — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		75,233,861	4.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		19,002	0.0%
TOTAL — MALAYSIA		75,252,863	4.5%
MEXICO — (5.1%)
COMMON STOCKS — (5.1%)
America Movil S.A.B. de C.V. Series L ADR	355,375	11,674,069	0.7%
# Cemex S.A.B. de C.V. Sponsored ADR	1,059,117	7,922,195	0.5%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	230,240	6,518,094	0.4%
# Grupo Elektra S.A. de C.V.	135,806	5,734,621	0.3%
Grupo Mexico S.A.B. de C.V. Series B	6,170,713	4,782,459	0.3%
Grupo Televisa S.A. de C.V. Sponsored ADR	281,120	4,351,738	0.3%
Other Securities		55,532,700	3.2%
TOTAL — MEXICO		96,515,876	5.7%
PHILIPPINES — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		10,219,984	0.6%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
POLAND — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		$31,412,308	1.9%
SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		50,995	0.0%
SOUTH AFRICA — (9.7%)
COMMON STOCKS — (9.7%)
Gold Fields, Ltd. Sponsored ADR	755,800	7,860,320	0.5%
Impala Platinum Holdings, Ltd.	418,209	7,990,734	0.5%
MTN Group, Ltd.	1,041,866	13,526,743	0.8%
Naspers, Ltd. Series N	378,717	7,717,737	0.5%
Sanlam, Ltd.	3,598,379	6,715,985	0.4%
# Sasol, Ltd. Sponsored ADR	466,600	14,049,326	0.8%
Standard Bank Group, Ltd.	1,201,227	11,606,508	0.7%
Other Securities		114,732,605	6.7%
TOTAL — SOUTH AFRICA		184,199,958	10.9%
SOUTH KOREA — (11.9%)
COMMON STOCKS — (11.9%)
# Hyundai Motor Co., Ltd.	84,876	4,535,345	0.3%
*# KB Financial Group, Inc. ADR	206,311	6,577,195	0.4%
# POSCO ADR	104,720	8,060,298	0.5%
# Samsung Electronics Co., Ltd.	46,112	21,292,545	1.3%
Other Securities		185,841,653	10.9%
TOTAL COMMON STOCKS		226,307,036	13.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,905	0.0%
TOTAL — SOUTH KOREA		226,311,941	13.4%
TAIWAN — (11.6%)
COMMON STOCKS — (11.6%)
# AU Optronics Corp. Sponsored ADR	500,418	5,429,535	0.3%
Hon Hai Precision Industry Co., Ltd.	2,665,678	7,695,911	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,835,477	9,875,039	0.6%
Other Securities		198,947,808	11.7%
TOTAL — TAIWAN		221,948,293	13.1%
THAILAND — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		31,830,969	1.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		19,110	0.0%
TOTAL — THAILAND		31,850,079	1.9%
TURKEY — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		36,174,993	2.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		55,543	0.0%
TOTAL — TURKEY		36,230,536	2.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $6,570,000 FNMA 5.00%, 06/01/23, valued at $6,123,582) to be repurchased at $6,032,032	$6,032	$6,032,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (11.5%)
§@ DFA Short Term Investment Fund LP	216,330,468	216,330,468	12.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,677,142) to be repurchased at $1,644,265	$1,644	1,644,257	0.1%
TOTAL SECURITIES LENDING COLLATERAL		217,974,725	12.9%
TOTAL INVESTMENTS — (100.0%) (Cost $2,152,322,873)		$1,906,396,052	112.7%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

April 30, 2009
(Unaudited)

DFA ONE-YEAR FIXED INCOME PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	$3,238,521,960
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,212,565,625)	$3,238,521,960

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	$2,968,473,438
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,918,789,923)	$2,968,473,438

See accompanying Notes to Financial Statements.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (6.4%)
BONDS — (6.4%)
Australia & New Zealand Banking Group, Ltd. 5.750%, 02/22/10	1,476	$1,089,280
Commonwealth Bank of Australia 7.250%, 09/17/10	5,000	3,787,484
National Australia Bank, Ltd. Floating Rate Note (e)(r) 1.486%, 07/27/09	2,500	3,294,390
Toyota Finance Australia, Ltd. 5.800%, 07/27/09	453	329,136
5.730%, 12/14/09	2,098	1,528,163
Westpac Banking Corp. Floating Rate Note
(e)(r) 1.634%, 12/22/09	1,750	2,295,586
TOTAL — AUSTRALIA		12,324,039
AUSTRIA — (4.6%)
BONDS — (4.6%)
ASFINAG (u) 4.750%, 11/17/10	3,500	3,658,568
Oesterreichischen Kontrollbank AG (g) 6.000%, 06/15/09	1,060	1,576,792
(u) 2.875%, 03/15/11	3,500	3,541,195
TOTAL — AUSTRIA		8,776,555
CANADA — (2.9%)
BONDS — (2.9%)
Ontario, Province of (t) 5.750%, 09/02/09	500	365,220
Ontario, Province of Canada (u) 3.125%, 09/08/10	5,000	5,105,780
TOTAL — CANADA		5,471,000
DENMARK — (3.0%)
BONDS — (3.0%)
Denmark, Kingdom of 6.000%, 11/15/09	2,600	471,600
Kommunekredit 5.500%, 08/13/09	29,750	5,292,487
TOTAL — DENMARK		5,764,087
FRANCE — (4.5%)
BONDS — (4.5%)
Agence Francaise de Developpement (u) 1.750%, 01/18/11	3,500	3,497,697
BNP Paribas Finance, Inc. Floating Rate Note
(r) 1.945%, 04/14/10	3,850	5,080,451
TOTAL — FRANCE		8,578,148

	Face Amount^	Value†
	(000)
GERMANY — (10.6%)
BONDS — (10.6%)
Bayerische Landesbank (g) 5.500%, 07/27/09	1,000	$1,491,620
Deutsche Bank AG (n) 4.500%, 05/15/09	20,600	3,137,049
Deutsche Bank AG Floating Rate Note (r) 1.907%, 09/08/09	2,000	2,636,147
Kreditanstalt fuer Wiederaufbau (z) 6.000%, 07/15/09	6,800	3,864,801
(z) 7.250%, 02/22/10	1,500	874,430
Landeskreditbank Baden-Wuerttemberg Foerderbank (u) 3.250%, 10/29/10	4,500	4,568,265
Landwirtschaftliche Rentenbank 3.375%, 09/22/09	2,300	3,074,876
Norddeutsche Landesbank Girozentrale AG
(z) 6.500%, 11/11/09	1,053	602,413
TOTAL — GERMANY		20,249,601
IRELAND — (2.7%)
BONDS — (2.7%)
General Electric Capital Corp. Floating Rate Note
(g)(r) 2.562%, 02/01/10	3,600	5,139,283
NETHERLANDS — (9.3%)
BONDS — (9.3%)
Bank Nederlandse Gemeenten (z) 5.250%, 06/17/09	5,161	2,927,548
(t) 5.500%, 11/03/09	2,042	1,495,037
Deutsche Bahn Finance (u) 5.125%, 01/05/11	5,000	5,169,020
Nederlandse Waterschapsbank (t) 6.250%, 06/09/09	2,500	1,818,436
Paccar Financial Corp. Floating Rate Note (r) 1.328%, 09/29/09	400	523,929
Rabobank Nederland (s) 2.250%, 05/08/09	11,100	1,379,917
3.750%, 09/15/09	3,310	4,408,913
TOTAL — NETHERLANDS		17,722,800
NORWAY — (2.6%)
BONDS — (2.6%)
Kommunalbanken (z) 7.150%, 05/18/09	2,250	1,274,664
(t) 5.350%, 06/15/09	3,512	2,556,390
5.000%, 07/14/09	7,000	1,070,698
TOTAL — NORWAY		4,901,752

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SPAIN — (3.9%)
BONDS — (3.9%)
Instituto de Credito Oficial (u) 4.625%, 10/26/10	4,500	$4,677,624
Santander International Debt SA Floating Rate Note
(r) 1.455%, 10/21/09	2,200	2,885,173
TOTAL — SPAIN		7,562,797
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.1%)
BONDS — (3.1%)
European Investment Bank (z) 6.000%, 07/15/09	3,000	1,701,647
Inter-American Development Bank (z) 7.410%, 01/29/10	1,300	755,883
World Bank (International Bank for Reconstruction & Development)
(z) 6.375%, 07/15/09	6,200	3,522,039
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		5,979,569
SWEDEN — (4.6%)
BONDS — (4.6%)
City of Stockholm 3.375%, 03/08/10	10,000	1,251,631
Kommuninvest (t) 5.300%, 05/18/09	1,100	799,576
Sweden Government 4.000%, 12/01/09	11,000	1,395,739
Swedish Export Credit Corp. (d) 5.375%, 10/15/09	30,000	5,346,916
TOTAL — SWEDEN		8,793,862
UNITED KINGDOM — (1.1%)
BONDS — (1.1%)
BP Capital Markets P.L.C. (t) 5.750%, 07/15/09	2,814	2,046,789
UNITED STATES — (37.0%)
AGENCY OBLIGATIONS — (9.7%)
Federal Farm Credit Bank 3.750%, 12/06/10	$2,000	2,077,942
Federal Home Loan Bank 2.750%, 06/18/10	4,800	4,895,131
3.500%, 07/16/10	2,300	2,354,450
3.375%, 08/13/10	1,300	1,339,179
1.625%, 01/21/11	5,000	5,044,930
Federal Home Loan Mortgage Corporation 4.750%, 01/18/11	1,700	1,802,411
Federal National Mortgage Association 7.125%, 06/15/10	1,000	1,069,453
TOTAL AGENCY OBLIGATIONS		18,583,496

	Face Amount	Value†
	(000)
BONDS — (20.3%)
Bank of America Corp. 4.500%, 08/01/10	$1,472	$1,451,785
Bank of New York Mellon Corp. Floating Rate Note (r) 1.634%, 02/05/10	600	598,083
Goldman Sachs Group, Inc. 1.700%, 03/15/11	5,300	5,341,621
IBM International Group Floating Rate Note
(r) 1.394%, 07/29/09	200	200,252
John Deere Capital Corp. Floating Rate Note
(r) 1.412%, 10/16/09	2,100	2,095,122
(r) 1.700%, 02/26/10	500	497,866
JPMorgan Chase & Co. Floating Rate Note
(r) 1.596%, 11/19/09	600	598,318
(r) 0.528%, 05/07/10	1,500	1,487,164
(r) 1.281%, 05/07/10	3,600	3,564,706
Morgan Stanley 2.900%, 12/01/10	2,000	2,050,246
Nestle Holdings, Inc. (n) 4.750%, 02/12/10	30,000	4,596,469
Paccar Financial Corp. Floating Rate Note
(r) 1.328%, 09/21/09	300	299,274
Regions Bank 2.750%, 12/10/10	2,000	2,043,386
Toyota Motor Credit Corp. 6.770%, 07/27/09	2,973	1,687,021
(t) 5.800%, 10/27/09	2,248	1,636,858
(n) 4.625%, 01/22/10	4,200	639,525
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	500	494,822
Wal-Mart Stores, Inc. 6.875%, 08/10/09	2,050	2,080,717
4.000%, 01/15/10	2,500	2,547,183
Wells Fargo Bank & Co. 4.200%, 01/15/10	1,500	1,520,448
Wells Fargo Bank & Co. Floating Rate Note
(r) 1.287%, 03/23/10	3,500	3,448,554
TOTAL BONDS		38,879,420
CERTIFICATES OF DEPOSIT INTEREST BEARING — (2.8%)
Barclays Bank P.L.C. 3.430%, 07/10/09	2,000	2,009,375
3.430%, 08/07/09	1,000	1,005,888
BNP Paribas Finance, Inc. 3.190%, 08/14/09	1,500	1,508,411
UBS AG 3.390%, 07/13/09	900	904,323
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		5,427,997

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (4.2%)
Nordea North America, Inc. 3.030%, 05/05/09	$5,500	$5,499,863
3.000%, 05/11/09	1,500	1,499,908
Societe Generale North America 3.100%, 05/01/09	1,000	999,995
TOTAL COMMERCIAL PAPER		7,999,766
TOTAL — UNITED STATES		70,890,679
TEMPORARY CASH INVESTMENTS — (3.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,115,000 FHLMC 6.040%(r), 11/01/36, valued at $7,194,481) to be repurchased at $7,086,037	7,086	7,086,000
TOTAL INVESTMENTS — (100.0%) (Cost $202,147,565)		$191,286,961

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (77.0%)
Federal Farm Credit Bank
3.750%, 12/06/10	$40,000	$41,558,840
Federal Home Loan Bank
3.375%, 10/20/10	20,000	20,655,680
4.375%, 10/22/10	40,000	41,844,320
3.625%, 12/17/10	18,000	18,725,112
1.625%, 01/21/11	40,000	40,359,440
4.625%, 02/18/11	21,500	22,786,968
2.625%, 05/20/11	50,200	51,124,684
3.375%, 06/24/11	6,300	6,539,419
5.375%, 08/19/11	50,000	54,212,050
3.750%, 09/09/11	40,000	42,067,920
3.625%, 09/16/11	50,000	52,448,700
4.875%, 11/18/11	50,000	53,963,050
5.750%, 05/15/12	150,000	167,043,300
4.625%, 10/10/12	100,000	109,242,500
Tennessee Valley Authority
5.625%, 01/18/11	10,930	11,706,981
TOTAL AGENCY OBLIGATIONS		734,278,964
U.S. TREASURY OBLIGATIONS — (22.5%)
U.S. Treasury Notes
2.750%, 10/31/13	50,000	51,906,250
2.000%, 11/30/13	112,000	112,490,000
1.750%, 01/31/14	50,000	49,531,500
TOTAL U.S. TREASURY OBLIGATIONS		213,927,750
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $5,930,000 FHLMC 6.50%, 08/01/37, valued at $4,912,836) to be repurchased at $4,839,026	4,839	4,839,000
TOTAL INVESTMENTS — (100.0%) (Cost $930,098,712)		$953,045,714

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (4.2%)
BONDS — (4.2%)
Oesterreichischen Kontrollbank AG (j) 1.800%, 03/22/10	1,578,000	$16,084,191
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	10,546,000	104,648,572
TOTAL — AUSTRIA		120,732,763
BELGIUM — (2.9%)
BONDS — (2.9%)
Belgium, Kingdom of (u) 4.250%, 09/03/13	78,000	81,257,592
CANADA — (2.0%)
BONDS — (2.0%)
Ontario, Province of (u) 4.375%, 02/15/13	55,000	57,000,240
FRANCE — (1.2%)
BONDS — (1.2%)
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	15,889,978
Total Capital SA (f) 1.625%, 07/12/11	9,650	8,458,967
(u) 5.000%, 05/22/12	9,900	10,447,123
TOTAL — FRANCE		34,796,068
GERMANY — (4.9%)
BONDS — (4.9%)
Bayerische Landesbank (j) 1.000%, 09/20/10	2,950,000	29,571,791
Kreditanstalt fuer Wiederaufbau (u) 4.000%, 10/15/13	10,200	10,539,252
(u) 3.500%, 03/10/14	35,000	35,956,690
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 4.875%, 01/13/12	9,000	9,458,388
Landwirtschaftliche Rentenbank (u) 4.125%, 07/15/13	9,000	9,248,796
(u) 4.875%, 01/10/14	42,000	44,635,206
TOTAL — GERMANY		139,410,123
JAPAN — (1.2%)
BONDS — (1.2%)
Japan Finance Corp. for Municipal Enterprises
1.550%, 02/21/12	3,200,000	33,153,291
NETHERLANDS — (3.8%)
BONDS — (3.8%)
Nederlandse Waterschapsbank (f) 3.500%, 10/29/09	3,000	2,656,998

	Face Amount^	Value†
	(000)
Rabobank Nederland (s) 2.250%, 05/08/09	37,000	$4,599,722
(j) 0.800%, 02/03/11	10,185,000	101,006,655
TOTAL — NETHERLANDS		108,263,375
NORWAY — (2.6%)
BONDS — (2.6%)
Eksportfinans (j) 1.800%, 06/21/10	7,298,000	74,529,511
SPAIN — (1.1%)
BONDS — (1.1%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	2,980,000	30,421,413
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.8%)
BONDS — (0.8%)
Eurofima (u) 4.250%, 02/04/14	22,360	23,126,791
SWEDEN — (1.0%)
BONDS — (1.0%)
Kommuninvest 4.100%, 05/11/09	156,000	19,400,735
(f) 2.250%, 12/14/09	9,260	8,178,226
TOTAL — SWEDEN		27,578,961
SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG 0.875%, 12/29/09	6,700	5,753,970
UNITED KINGDOM — (5.7%)
BONDS — (5.7%)
BP Capital Markets P.L.C. (u) 5.250%, 11/07/13	77,000	83,019,321
United Kingdom Gilt 5.250%, 06/07/12	50,000	80,847,545
TOTAL — UNITED KINGDOM		163,866,866
UNITED STATES — (68.0%)
AGENCY OBLIGATIONS — (36.5%)
Federal Farm Credit Bank 4.250%, 07/08/13	$50,000	53,412,100
Federal Home Loan Bank 2.625%, 05/20/11	50,000	50,921,000
5.375%, 08/19/11	50,000	54,212,050
3.625%, 09/16/11	50,000	52,448,700
4.875%, 11/18/11	119,500	128,971,690
5.750%, 05/15/12	50,000	55,681,100
3.625%, 05/29/13	37,500	39,485,325

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Federal Home Loan Mortgage Corporation 6.000%, 06/15/11	$50,000	$54,830,750
3.875%, 06/29/11	100,000	105,282,600
4.750%, 03/05/12	100,000	108,423,800
Federal National Mortgage Association 6.000%, 05/15/11	50,000	54,828,500
5.375%, 11/15/11	57,100	62,516,449
5.000%, 02/16/12	50,000	54,454,300
6.125%, 03/15/12	50,000	56,156,750
4.875%, 05/18/12	100,000	109,105,300
TOTAL AGENCY OBLIGATIONS		1,040,730,414
BONDS — (31.5%)
3M Co. 4.375%, 08/15/13	19,600	20,522,435
American International Group, Inc. (j) 1.400%, 04/03/12	5,000,000	32,798,773
Bank of America Corp. 4.900%, 05/01/13	54,265	49,475,680
Bank of New York Mellon Corp. 4.500%, 04/01/13	10,000	10,147,200
Citigroup Funding, Inc. Floating Rate Note
(r) 1.351%, 10/22/09	90,000	87,851,700
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	15,400	15,098,868
General Electric Capital Corp. (j) 1.450%, 11/10/11	8,000,000	71,308,862
4.800%, 05/01/13	34,800	34,034,226
Hewlett-Packard Co. Floating Rate Note (r) 1.380%, 06/15/10	80,000	79,647,120
John Deere Capital Corp. Floating Rate Note
(r) 1.700%, 02/26/10	37,400	37,240,414

	Face Amount	Value†
	(000)
JPMorgan Chase & Co. 4.750%, 05/01/13	$15,000	$14,903,190
JPMorgan Chase & Co. Floating Rate Note
(r) 1.596%, 11/19/09	71,000	70,800,987
Merck & Co., Inc. 4.375%, 02/15/13	30,506	31,724,959
Paccar Financial Corp. Floating Rate Note
(r) 1.634%, 12/03/10	47,900	47,581,752
(r) 1.942%, 04/01/11	37,000	36,644,023
Toyota Motor Credit Corp. (j) 0.550%, 06/30/10	4,423,000	44,142,993
(j) 1.300%, 03/16/12	5,550,000	54,956,312
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	44,000	43,544,292
Wal-Mart Stores, Inc. 4.250%, 04/15/13	18,500	19,440,873
7.250%, 06/01/13	47,800	54,970,621
Wells Fargo Bank & Co. 5.250%, 10/23/12	42,700	42,862,303
TOTAL BONDS		899,697,583
TOTAL — UNITED STATES		1,940,427,997
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by 12,945,000 $FNMA 5.00%, 08/25/18, valued at 11,991,516 $) to be repurchased at $11,812,062	11,812	11,812,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,739,183,228)		$2,852,130,961

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (66.7%)
Federal Farm Credit Bank
4.800%, 05/24/11	$3,300	$3,522,743
6.300%, 06/06/11	2,800	3,081,431
4.250%, 07/11/11	13,600	14,390,935
4.350%, 11/02/11	8,000	8,512,168
4.200%, 11/07/11	6,650	7,051,999
4.300%, 11/23/11	5,500	5,847,660
6.260%, 12/02/11	2,000	2,225,380
4.950%, 12/22/11	9,000	9,723,519
5.230%, 02/14/12	12,000	13,072,548
4.500%, 03/14/12	8,500	9,096,190
4.625%, 03/16/12	7,000	7,515,487
5.000%, 06/01/12	4,295	4,666,024
4.480%, 08/24/12	12,000	12,879,588
6.280%, 11/26/12	3,000	3,410,145
4.400%, 01/03/13	11,000	11,803,913
4.150%, 05/15/13	10,000	10,646,820
5.580%, 07/03/13	23,000	25,774,398
3.880%, 07/08/13	7,000	7,372,575
4.920%, 08/26/13	4,125	4,517,197
4.710%, 10/18/13	7,000	7,605,920
4.900%, 01/16/14	5,700	6,183,138
5.300%, 02/18/14	12,000	13,345,344
5.250%, 06/05/14	14,400	15,985,670
4.375%, 06/30/14	3,915	4,183,201
8.160%, 09/30/14	3,615	4,533,788
4.700%, 12/10/14	4,000	4,325,120
4.550%, 02/03/15	4,500	4,824,752
4.375%, 02/17/15	14,300	15,195,223
6.030%, 03/21/16	4,700	5,427,875
5.050%, 03/08/17	10,000	10,511,700
5.625%, 08/18/17	4,000	4,399,344
5.100%, 09/03/19	9,000	9,390,654
5.320%, 09/03/19	21,300	22,285,295
5.150%, 11/15/19	11,200	11,834,536
4.670%, 05/07/20	5,600	5,612,790
5.350%, 08/07/20	6,700	7,087,012
5.250%, 03/02/21	6,100	6,188,706
5.220%, 02/22/22	5,000	5,024,530
5.210%, 12/19/22	21,200	21,374,688
Federal Home Loan Bank
7.200%, 06/14/11	3,000	3,362,496
5.750%, 08/15/11	12,000	13,114,080
5.000%, 10/13/11	25,000	27,061,900
5.625%, 11/15/11	5,000	5,497,520
5.625%, 02/15/12	6,100	6,747,527
5.750%, 05/15/12	8,300	9,243,063
4.625%, 08/15/12	15,175	16,484,071

	Face Amount	Value†
	(000)
4.500%, 11/15/12	$18,000	$19,528,740
5.126%, 02/28/13	5,615	6,227,490
3.875%, 06/14/13	12,600	13,385,484
5.375%, 06/14/13	52,400	58,608,614
4.500%, 09/16/13	11,000	11,950,598
6.395%, 06/03/14	5,200	6,100,271
5.250%, 06/18/14	44,000	49,261,388
6.700%, 06/25/14	12,500	14,862,588
5.500%, 08/13/14	5,000	5,667,825
4.500%, 11/14/14	4,000	4,343,700
4.875%, 03/11/16	13,600	14,564,458
5.375%, 09/09/16	6,000	6,681,096
4.625%, 09/11/20	11,200	11,246,446
5.000%, 03/12/21	5,200	5,421,234
5.000%, 12/10/21	39,500	40,762,657
5.750%, 06/10/22	19,500	21,343,218
4.750%, 03/10/23	22,200	21,635,787
Tennessee Valley Authority
6.790%, 05/23/12	37,600	42,790,154
6.000%, 03/15/13	28,100	31,825,948
4.750%, 08/01/13	12,500	13,368,725
6.250%, 12/15/17	10,000	11,605,970
TOTAL AGENCY OBLIGATIONS		843,123,054
U.S. TREASURY OBLIGATIONS — (32.3%)
U.S. Treasury Bonds
11.250%, 02/15/15	15,500	22,983,586
10.625%, 08/15/15	11,000	16,238,750
9.875%, 11/15/15	11,600	16,710,345
9.250%, 02/15/16	9,000	12,670,308
7.250%, 05/15/16	6,000	7,695,468
7.500%, 11/15/16	10,800	14,113,408
9.000%, 11/15/18	12,200	17,896,827
8.125%, 08/15/19	3,800	5,326,532
8.750%, 08/15/20	3,200	4,706,499
8.125%, 05/15/21	27,100	38,592,080
7.250%, 08/15/22	11,000	14,846,568
U.S. Treasury Notes
4.875%, 02/15/12	51,800	56,947,625
4.375%, 08/15/12	54,700	59,776,816
4.000%, 11/15/12	9,700	10,516,168
3.875%, 02/15/13	27,600	29,911,500
3.625%, 05/15/13	7,700	8,273,889
4.250%, 08/15/13	30,100	33,197,019
4.000%, 02/15/14	10,500	11,472,069
4.250%, 08/15/14	15,500	17,189,252
4.875%, 08/15/16	8,200	9,381,308
TOTAL U.S. TREASURY OBLIGATIONS		408,446,017

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,580,000 FHLMC 6.50%, 08/01/37, valued at $12,079,113) to be repurchased at $11,898,063	$11,898	$11,898,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,169,332,302)		$1,263,467,071

See accompanying Notes to Financial Statements.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (11.6%)
Federal Home Loan Bank 1.625%, 03/16/11	$5,600	$5,636,377
Federal Home Loan Mortgage Corporation 3.250%, 02/25/11	6,500	6,719,700
Federal National Mortgage Association 1.750%, 03/23/11	6,600	6,664,060
TOTAL AGENCY OBLIGATIONS		19,020,137
BONDS — (84.0%)
Abbott Laboratories 5.600%, 05/15/11	600	646,801
Aetna, Inc. 5.750%, 06/15/11	600	617,442
Allied Waste North America, Inc. 6.375%, 04/15/11	600	603,000
Allstate, Corp. 7.500%, 06/15/13	600	613,081
Altria Group, Inc. 7.750%, 02/06/14	600	643,036
American Express Credit, Corp. 5.875%, 05/02/13	500	492,585
7.300%, 08/20/13	600	601,083
Anadarko Petroleum, Corp. 5.000%, 10/01/12	600	566,392
Anheuser-Busch, Inc. 6.000%, 04/15/11	300	309,914
Apache, Corp. 6.000%, 09/15/13	600	647,802
Appalachian Power Co. 5.650%, 08/15/12	600	598,330
Archer-Daniels-Midland Co. 7.125%, 03/01/13	800	882,396
Arizona Public Service Co. 6.500%, 03/01/12	600	592,495
AT&T, Inc. 6.700%, 11/15/13	1,100	1,219,904
Atmos Energy Corp. 7.375%, 05/15/11	800	846,072
Australia & New Zealand Banking Group, Ltd. 5.125%, 11/14/11	2,400	2,390,143
Avon Products, Inc. 5.125%, 01/15/11	600	622,326
Baker Hughes, Inc. 6.500%, 11/15/13	870	955,847
Bank of America Corp. 5.375%, 09/11/12	1,100	1,024,109
Bank of New York Mellon Corp. 4.950%, 11/01/12	2,500	2,594,968
Barclays Bank P.L.C. 5.450%, 09/12/12	2,700	2,742,595

	Face Amount	Value†
	(000)
Baxter International, Inc. 4.000%, 03/01/14	$600	$621,539
Bear Stearns LLC 5.500%, 08/15/11	1,100	1,135,167
Belgium Kingdom 4.250%, 09/03/13	1,000	1,041,764
BHP Billiton Finance, Ltd. 5.125%, 03/29/12	600	626,821
Black & Decker Corp. 7.125%, 06/01/11	600	602,674
Boeing Capital Corp. 7.375%, 09/27/10	600	643,102
BP Capital Markets P.L.C. 3.125%, 03/10/12	2,500	2,537,275
Bristol-Myers Squibb Co. 5.250%, 08/15/13	600	627,502
Brown-Forman Corp. 5.000%, 02/01/14	600	616,739
Burlington Northern Santa Fe Corp. 5.900%, 07/01/12	600	624,149
Caisse D'amortissement de la Dette Sociale 4.125%, 12/09/11	1,400	1,473,046
Campbell Soup Co. 4.875%, 10/01/13	1,000	1,070,839
Canadian National Railway Co. 4.400%, 03/15/13	600	608,890
Caterpillar Financial Services Corp. 6.200%, 09/30/13	600	616,560
Centerpoint Energy Resources Corp. 7.875%, 04/01/13	600	629,240
Cisco Systems, Inc. 5.250%, 02/22/11	1,100	1,169,510
Citigroup, Inc. 6.000%, 02/21/12	1,100	1,010,917
Coca-Cola Enterprises, Inc. 7.375%, 03/03/14	600	685,511
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	600	661,598
Commonwealth Bank of Australia 4.750%, 01/27/11	1,800	1,779,948
Conagra Foods, Inc. 6.750%, 09/15/11	800	843,813
Conocophillips 4.750%, 02/01/14	600	632,729
Consolidated Edison Co. of New York, Inc. 3.850%, 06/15/13	600	599,054
Credit Suisse 5.000%, 05/15/13	600	592,517
Credit Suisse USA, Inc. 5.125%, 01/15/14	500	495,237

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CSX Corp. 6.750%, 03/15/11	$600	$617,086
CVS Caremark Corp. 5.750%, 08/15/11	600	634,846
Dell, Inc. 4.700%, 04/15/13	600	609,701
Detroit Edison Co. 6.400%, 10/01/13	600	640,354
Deutsche Bank AG 4.875%, 05/20/13	1,100	1,092,359
Deutsche Telekom International Finance 5.250%, 07/22/13	1,000	1,024,917
Devon Energy Corp. 5.625%, 01/15/14	600	624,624
Diageo Capital P.L.C. 5.200%, 01/30/13	600	618,778
Dominion Resources, Inc. 5.000%, 03/15/13	600	599,109
Dover Corp. 6.500%, 02/15/11	600	629,492
Duke Energy Ohio, Inc. 5.700%, 09/15/12	450	458,337
E.I. Du Pont de Nemours & Co. 5.875%, 01/15/14	600	639,453
Eaton Corp. 5.950%, 03/20/14	600	611,612
Eksportfinans 5.000%, 02/14/12	1,900	1,979,707
Eli Lilly & Co. 3.550%, 03/06/12	600	616,151
Embarq Corp. 6.738%, 06/01/13	600	579,000
Emerson Electric Co. 5.625%, 11/15/13	480	517,360
Enbridge Energy Partners LP 4.750%, 06/01/13	800	723,941
Enterprise Products Operating LLC 9.750%, 01/31/14	600	656,847
Firstenergy Corp. 6.450%, 11/15/11	600	609,385
Fortune Brands, Inc. 4.875%, 12/01/13	600	545,560
FPL Group Capital, Inc. 5.625%, 09/01/11	800	849,044
General Dynamics Corp. 5.250%, 02/01/14	600	636,798
General Electric Capital Corp. 5.875%, 02/15/12	600	611,397
4.800%, 05/01/13	500	488,998
General Mills, Inc. 6.000%, 02/15/12	600	632,914
Glaxosmithkline Capital, Inc. 4.850%, 05/15/13	600	622,409
Goldman Sachs Group, Inc. 4.750%, 07/15/13	1,100	1,066,802
Halliburton Co. 5.500%, 10/15/10	600	625,021
Hess Corp. 7.000%, 02/15/14	600	650,626

	Face Amount	Value†
	(000)
Hewlett-Packard Co. 6.125%, 03/01/14	$600	$659,791
Home Depot, Inc. 5.200%, 03/01/11	600	611,399
Honeywell International, Inc. 3.875%, 02/15/14	600	604,799
Hydro-Quebec 6.300%, 05/11/11	800	859,338
Instituto de Credito Oficial 5.375%, 07/02/12	2,000	2,124,696
International Business Machines Corp. 6.500%, 10/15/13	600	672,430
John Deere Capital Corp. 7.000%, 03/15/12	600	644,473
Johnson Controls, Inc. 4.875%, 09/15/13	1,000	941,232
Kansas City Power & Light Co. 6.500%, 11/15/11	800	835,384
Kellogg Co. 6.600%, 04/01/11	600	639,661
Kinder Morgan Energy Partners LP 5.850%, 09/15/12	600	598,977
Kohl's Corp. 7.375%, 10/15/11	600	637,664
Kommuninvest I Sverige 5.375%, 07/03/12	2,000	2,124,668
Koninklijke Kpn NV 8.000%, 10/01/10	800	839,064
Kraft Foods, Inc. 6.250%, 06/01/12	600	637,331
Kreditanstalt fuer Wiederaufbau 3.250%, 10/14/11	1,900	1,961,807
Kroger Co. 6.800%, 04/01/11	600	633,746
Landeskreditbank Baden- Wuerttemberg Foerderbank 4.875%, 01/13/12	1,000	1,050,932
Landwirtschaftliche Rentenbank 4.125%, 07/15/13	1,800	1,849,759
Lowe's Companies, Inc. 8.250%, 06/01/10	600	634,069
Marathon Oil Corp. 6.500%, 02/15/14	600	622,556
Marriott International, Inc. 4.625%, 06/15/12	1,100	1,023,873
Marsh & McLennan Cos., Inc. 6.250%, 03/15/12	600	569,999
McDonald's Corp. 4.300%, 03/01/13	600	625,763
Mckesson Corp. 6.500%, 02/15/14	600	632,819
Medtronic, Inc. 4.500%, 03/15/14	600	618,723
Metlife, Inc. 5.375%, 12/15/12	600	570,727
Monsanto Co. 7.375%, 08/15/12	700	782,301
Morgan Stanley 5.250%, 11/02/12	500	487,811
5.300%, 03/01/13	600	583,909

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
National Rural Utilities Cooperative Finance Corp. 7.250%, 03/01/12	$600	$634,402
Network Rail Infrastructure Finance P.L.C. 2.000%, 01/17/12	2,600	2,590,068
Newell Rubbermaid, Inc. 4.000%, 05/01/10	600	580,129
Norfolk Southern Corp. 8.625%, 05/15/10	600	626,763
Northern States Power Co. 8.000%, 08/28/12	800	896,076
Northrop Grumman Systems Corp. 7.125%, 02/15/11	800	851,556
Occidental Petroleum Corp. 7.000%, 11/01/13	600	677,501
Oesterreichischen Kontrollbank AG 4.750%, 11/08/11	1,800	1,881,110
Oneok Partners LP 5.900%, 04/01/12	600	586,070
Ontario Electricity Financial Corp. 7.450%, 03/31/13	1,000	1,148,744
Oracle Corp. 4.950%, 04/15/13	600	637,242
Pacific Gas & Electric Co. 4.800%, 03/01/14	600	617,090
Packaging Corp. of America 5.750%, 08/01/13	800	743,281
Panhandle Eastern Pipeline Co. 6.050%, 08/15/13	600	589,086
Pepco Holdings, Inc. 6.450%, 08/15/12	600	599,208
Pepsiamericas, Inc. 4.375%, 02/15/14	600	597,179
Philip Morris International, Inc. 4.875%, 05/16/13	600	620,711
Pitney Bowes, Inc. 4.625%, 10/01/12	800	824,729
PNC Funding Corp. 5.125%, 12/14/10	600	594,692
Potash Corp of Saskatchewan, Inc. 7.750%, 05/31/11	600	641,340
PPL Energy Supply LLC 6.300%, 07/15/13	600	608,938
Praxair, Inc. 6.375%, 04/01/12	600	645,781
Progress Energy, Inc. 7.100%, 03/01/11	600	633,138
Republic of Austria International Bond 5.500%, 02/22/12	1,000	1,077,840
Reynolds American, Inc. 6.500%, 07/15/10	600	600,063
Royal Bank of Canada 5.650%, 07/20/11	2,200	2,362,404
Ryder System, Inc. 6.000%, 03/01/13	600	551,228
Safeway, Inc. 4.950%, 08/16/10	600	614,720

	Face Amount	Value†
	(000)
Sara Lee Corp. 6.250%, 09/15/11	$600	$627,943
Southern California Edison Co. 5.750%, 03/15/14	800	870,790
Southern Co. 5.300%, 01/15/12	600	630,016
Suntrust Banks, Inc. 5.250%, 11/05/12	600	570,012
Svensk Exportkredit AB 4.875%, 09/29/11	1,000	1,052,456
Tampa Electric Co. 6.375%, 08/15/12	600	606,696
Target Corp. 6.350%, 01/15/11	600	639,643
Time Warner Cable, Inc. 6.200%, 07/01/13	800	835,832
Toyota Motor Credit, Corp. 4.250%, 06/27/11	2,500	2,532,775
TransCanada Pipelines, Ltd. 4.000%, 06/15/13	800	785,373
Transocean, Inc. 5.250%, 03/15/13	595	602,395
Unilever Capital Corp. 3.650%, 02/15/14	650	660,215
Union Pacific Corp. 6.650%, 01/15/11	1,100	1,159,498
United Technologies Corp. 6.100%, 05/15/12	600	640,643
Unitedhealth Group, Inc. 5.250%, 03/15/11	600	609,505
Valero Energy Corp. 6.875%, 04/15/12	600	613,790
Veolia Environnement 5.250%, 06/03/13	800	793,032
Verizon Communications, Inc. 4.350%, 02/15/13	600	609,558
Viacom, Inc. 5.750%, 04/30/11	1,100	1,099,483
Wal-Mart Stores, Inc. 7.250%, 06/01/13	1,000	1,150,013
Walt Disney Co. 4.500%, 12/15/13	600	622,995
Waste Management, Inc. 6.375%, 11/15/12	655	667,376
5.000%, 03/15/14	258	247,346
Wellpoint Health Networks, Inc. 6.375%, 01/15/12	600	614,921
Wells Fargo Bank & Co. 5.250%, 10/23/12	2,600	2,609,883
Western Union Co. 6.500%, 02/26/14	600	633,011
Xto Energy, Inc. 5.750%, 12/15/13	600	612,353
Yum! Brands, Inc. 8.875%, 04/15/11	600	644,150
TOTAL BONDS		137,221,583

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (4.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $7,910,000 FNMA 5.00%, 08/25/18, valued at $7,327,377) to be repurchased at $7,219,038	$7,219	$7,219,000
TOTAL INVESTMENTS — (100.0%) (Cost $162,221,041)		$163,460,720

See accompanying Notes to Financial Statements.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.2%)
U.S. Treasury Inflation Notes
1.875%, 07/15/13	$31,700	$37,304,524
2.000%, 01/15/14	44,800	52,403,848
2.000%, 07/15/14	46,200	53,088,251
1.625%, 01/15/15	40,100	44,331,935
1.875%, 07/15/15	41,800	46,076,934
2.000%, 01/15/16	38,250	41,602,088
2.500%, 07/15/16	30,500	33,783,725
2.375%, 01/15/17	28,400	31,268,815
2.625%, 07/15/17	25,200	27,633,944
1.625%, 01/15/18	27,000	27,206,186
1.375%, 07/15/18	13,300	12,758,075
2.125%, 01/15/19	5,000	5,156,960
2.375%, 01/15/25	21,700	24,217,911
2.000%, 01/15/26	22,400	22,417,600
2.375%, 01/15/27	12,300	12,774,182
1.750%, 01/15/28	22,200	20,226,732
3.625%, 04/15/28	11,200	16,959,228
2.500%, 01/15/29	3,300	3,319,012
TOTAL U.S. TREASURY OBLIGATIONS		512,529,950
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $5,380,000 FHLMC 6.50%, 08/01/37, valued at $4,457,176) to be repurchased at $4,391,023	4,391	4,391,000
TOTAL INVESTMENTS — (100.0%) (Cost $514,037,548)		$516,920,950

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.0%)
ARIZONA — (2.3%)
Maricopa County Unified School District (GO) 7.400%, 07/01/10	$3,485	$3,749,825
Maricopa County Unified School District (GO) (FSA) 5.000%, 07/01/13	6,800	7,676,044
Salt River Project Agricultural Improvement and Power District (RB) Series A 5.000%, 01/01/14	7,000	7,859,320
Scottsdale Municipal Property Corp (RB) 5.000%, 07/01/13	3,070	3,474,749
TOTAL ARIZONA		22,759,938
ARKANSAS — (0.7%)
Arkansas State (GO) Series A 5.500%, 08/01/09	3,885	3,931,581
Fort Smith Water & Sewer (RB) Series A (FSA) 5.000%, 10/01/09	2,850	2,903,067
TOTAL ARKANSAS		6,834,648
CALIFORNIA — (3.0%)
California State (GO) 5.250%, 11/01/09	7,695	7,839,589
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,900	2,137,823
California State Economic Recovery (GO) Series A 5.000%, 01/01/11	9,100	9,558,913
California State Economic Recovery (GO) Series A (MBIA) 5.000%, 07/01/12	8,400	9,078,300
San Francisco City & County Public Utilities Commission (RB) Series A (MBIA) 5.000%, 10/01/09	800	813,008
TOTAL CALIFORNIA		29,427,633
COLORADO — (1.0%)
Arapahoe County School District (GO) (FSA) 5.000%, 12/15/10	9,000	9,554,400
CONNECTICUT — (2.6%)
City of Stamford (GO) 5.000%, 07/15/09	2,000	2,018,020
Connecticut State (GO) 5.000%, 03/15/12	5,000	5,503,000

	Face Amount	Value†
	(000)
Connecticut State (GO) Series A 5.000%, 03/01/13	$3,855	$4,332,904
Connecticut State (GO) Series C 5.000%, 12/15/09	4,000	4,113,200
Connecticut State (RB) Series A 5.000%, 06/30/09	5,000	5,034,650
Connecticut State Health & Educational Facility Authority (GO) Series B (MBIA) 5.000%, 12/01/12	4,000	4,482,160
TOTAL CONNECTICUT		25,483,934
DELAWARE — (2.6%)
Delaware State (GO) 5.000%, 08/01/12	11,370	12,715,185
Delaware State (GO) Series B 5.000%, 02/01/11	7,470	8,001,192
5.000%, 02/01/12	5,000	5,510,350
TOTAL DELAWARE		26,226,727
FLORIDA — (5.2%)
Broward County (GO) 5.000%, 01/01/14	5,000	5,689,750
City of Gainesville (RB) Series C 5.000%, 10/01/10	2,265	2,388,171
Florida State Board of Education (GO) Series B 5.250%, 06/01/13	3,700	4,134,158
Florida State Board of Education (GO) Series C 4.000%, 06/01/09	4,000	4,009,280
Florida State Board of Education (GO) Series D 5.000%, 06/01/13	13,085	14,493,600
Florida State Department of Environmental Protection Preservation (RB) Series A (MBIA) 5.000%, 07/01/11	5,330	5,600,871
5.000%, 07/01/11	5,130	5,459,705
Florida State Department of Environmental Protection Preservation (RB) Series B (MBIA) 5.000%, 07/01/11	5,800	6,079,792
Gainesville Utilities Systems (RB) Series C (FSA) 5.000%, 10/01/09	4,000	4,069,680
TOTAL FLORIDA		51,925,007
GEORGIA — (6.8%)
De Kalb County School District (GO) 5.000%, 02/01/12	21,330	23,416,074
Georgia State (GO) Series C 5.500%, 07/01/12	8,400	9,487,128

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Georgia State (GO) Series D 5.800%, 11/01/09	$2,010	$2,063,667
5.000%, 08/01/12	7,100	7,928,002
Georgia State (GO) Series G 5.000%, 10/01/12	8,000	8,971,440
Henry County School District (GO) Series A 5.000%, 04/01/13	14,000	15,817,620
TOTAL GEORGIA		67,683,931
HAWAII — (1.3%)
City & County of Honolulu (GO) (ETM) Series A (MBIA) 5.000%, 03/01/10	1,255	1,302,012
City & County of Honolulu (GO) Series A (MBIA) 5.000%, 03/01/10	745	771,522
City & County of Honolulu (GO) Series C (MBIA) 5.000%, 07/01/12	5,000	5,509,600
Hawaii State (GO) Series CY (FSA) 5.750%, 02/01/13	4,750	5,442,027
TOTAL HAWAII		13,025,161
ILLINOIS — (1.7%)
City of Chicago (GO) Series A (FSA) 5.000%, 01/01/13	8,150	8,902,082
Cook County (GO) Series D (AMBAC) 5.250%, 11/15/12	2,000	2,252,340
Illinois State (GO) First Series (MBIA) 5.125%, 10/01/11	5,300	5,696,069
TOTAL ILLINOIS		16,850,491
IOWA — (0.4%)
City of Des Moines (GO) Series B 5.000%, 06/01/09	3,680	3,691,776
KANSAS — (0.6%)
Johnson County Unified School District (GO) Series A (MBIA) 5.000%, 10/01/11	5,770	6,291,204
KENTUCKY — (1.6%)
Kentucky Asset Liability Commission (RB) First Series (MBIA) 5.000%, 09/01/11	14,300	15,437,708
MARYLAND — (4.0%)
Baltimore County (GO) 5.000%, 02/01/12	1,700	1,873,995
Howard County (TECP) Series D 0.380%, 05/08/09	4,000	3,999,440
Maryland Health & Higher Educational Facilities Authority (TECP) — Johns Hopkins University Series A 0.350%, 05/14/09	5,600	5,597,872
Maryland State (GO) 5.250%, 02/15/12	5,000	5,548,600
5.500%, 08/01/13	6,000	6,976,560

	Face Amount	Value†
	(000)
Maryland State (GO) Series B 5.000%, 02/15/13	$14,000	$15,814,820
TOTAL MARYLAND		39,811,287
MASSACHUSETTS — (2.5%)
Commonwealth of Massachusetts (GO) Series D 5.500%, 11/01/13	7,550	8,710,661
Commonwealth of Massachusetts (RB) Series A 5.500%, 12/15/13	9,450	10,850,301
Massachusetts Water Resources (TECP) Series 94 0.340%, 05/12/09	5,000	4,998,800
TOTAL MASSACHUSETTS		24,559,762
MICHIGAN — (4.2%)
Kent County (GO) Series A 5.000%, 11/01/09	7,235	7,393,085
Michigan Municipal Bond Authority (RB) 5.500%, 10/01/13	15,085	17,487,135
Michigan State (GO) 5.500%, 12/01/13	10,000	11,038,000
Utica Community Schools (GO) 4.000%, 05/01/09	6,000	6,000,000
TOTAL MICHIGAN		41,918,220
MINNESOTA — (5.1%)
City of Minneapolis (GO) 5.000%, 12/01/10	6,840	7,284,600
Minnesota State (GO) 5.000%, 08/01/09	2,600	2,628,626
5.000%, 06/01/11	7,050	7,632,964
5.250%, 11/01/12	8,000	9,059,760
Regents of the University of Minnesota (TECP) Series A 0.400%, 05/19/09	23,800	23,800,238
TOTAL MINNESOTA		50,406,188
MISSISSIPPI — (0.8%)
Mississippi State (GO) Series A 5.375%, 12/01/12	3,350	3,766,237
Mississippi State (GO) Series B 5.000%, 10/01/09	4,000	4,071,480
TOTAL MISSISSIPPI		7,837,717
NEVADA — (6.2%)
Clark County (GO) (AMBAC) 5.000%, 11/01/11	5,010	5,322,874
Clark County (GO) Series A (FSA) 4.000%, 06/01/09	3,540	3,548,284
Clark County School District (GO) Series A 5.000%, 06/15/09	7,000	7,032,970
Clark County School District (GO) Series A (AMBAC) 4.500%, 06/15/11	11,000	11,470,140

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Clark County School District (GO) Series F (FSA) 5.000%, 06/15/09	$5,245	$5,268,183
Las Vegas Valley Water District (GO) Series B (MBIA) 5.250%, 06/01/09	2,830	2,839,480
Nevada State (GO) 5.000%, 06/01/13	12,990	14,213,398
5.000%, 12/01/13	1,400	1,542,030
Nevada State (GO) Series A 5.000%, 02/01/10	10,045	10,371,061
TOTAL NEVADA		61,608,420
NEW JERSEY — (3.2%)
Monmouth County (GO) 4.250%, 09/15/12	5,115	5,602,511
New Jersey State (GO) 5.000%, 04/01/13	3,900	4,340,505
New Jersey State (GO) (ETM) 5.250%, 08/01/12	8,400	9,454,536
New Jersey Transportation Trust Fund Authority (RB) Series B (FGIC) 5.250%, 12/15/09	6,130	6,279,879
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA) 5.500%, 12/15/11	6,035	6,496,074
TOTAL NEW JERSEY		32,173,505
NEW MEXICO — (2.3%)
New Mexico State (GO) 5.000%, 03/01/12	10,260	11,299,441
New Mexico State Severance Tax (RB) (MBIA) 5.000%, 07/01/10	11,385	11,931,138
TOTAL NEW MEXICO		23,230,579
NEW YORK — (3.4%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC) 5.000%, 11/15/09	3,415	3,494,228
New York City (GO) Series C 5.000%, 08/01/10	5,000	5,223,350
New York City (GO) Series G 5.000%, 08/01/10	5,040	5,265,137
New York City (GO) Series H 5.000%, 08/01/12	3,000	3,238,650
New York City (GO) Series J-1 5.000%, 08/01/10	11,180	11,707,808
New York State Tollway Authority (RB) (MBIA) 5.000%, 01/01/10	5,000	5,132,950
TOTAL NEW YORK		34,062,123
NORTH CAROLINA — (4.3%)
Guilford County (GO) Series C 5.000%, 10/01/12	8,040	9,019,192
North Carolina State (GO) Series A 5.000%, 03/01/11	13,000	13,958,620
5.000%, 06/01/11	10,000	10,826,900

	Face Amount	Value†
	(000)
Wake County (GO) 4.500%, 03/01/13	$7,800	$8,681,322
TOTAL NORTH CAROLINA		42,486,034
OHIO — (4.0%)
Cincinnati City School District (GO) (FSA) 5.000%, 12/01/13	11,730	13,498,298
Ohio State (GO) 5.500%, 11/01/12	8,615	9,725,646
Ohio State (GO) Series E 5.000%, 09/15/11	10,470	11,352,412
Ohio State Building Authority (RB) (FSA) 5.000%, 10/01/09	2,755	2,803,433
Ohio State Common Schools (GO) Series A 5.000%, 09/15/09	2,565	2,606,014
TOTAL OHIO		39,985,803
OKLAHOMA — (0.7%)
Oklahoma Turnpike Authority (RB) Series A 5.000%, 01/01/10	7,160	7,359,979
OREGON — (0.6%)
Salem-Keizer School District No. 24J (GO) (FSA) 5.000%, 06/15/09	6,055	6,084,670
PENNSYLVANIA — (3.1%)
Commonwealth of Pennsylvania (GO) First Series 5.000%, 08/01/11	13,000	14,105,910
Commonwealth of Pennsylvania (GO) First Series (MBIA) 5.000%, 01/01/10	3,500	3,599,400
5.250%, 02/01/13	5,755	6,500,848
Commonwealth of Pennsylvania (GO) First Series A 5.000%, 11/01/10	3,000	3,181,500
Commonwealth of Pennsylvania (GO) Second Series (FGIC) 5.000%, 10/01/09	2,950	3,003,690
TOTAL PENNSYLVANIA		30,391,348
RHODE ISLAND — (1.1%)
Rhode Island State and Providence Plantations (GO) Series B 5.000%, 08/01/12	5,200	5,776,680
5.000%, 08/01/13	4,700	5,321,293
TOTAL RHODE ISLAND		11,097,973
SOUTH CAROLINA — (0.2%)
Richland County School District No. 2 (GO) Series B (FGIC) 5.000%, 02/01/10	1,500	1,548,000

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TENNESSEE — (1.6%)
Hamilton County (GO) 5.000%, 03/01/11	$5,700	$6,106,296
5.000%, 03/01/12	5,095	5,606,691
Shelby County (GO) 5.000%, 04/01/14	3,225	3,658,730
TOTAL TENNESSEE		15,371,717
TEXAS — (7.8%)
Austin Texas Combined Utility Systems (TECP) Series A 0.400%, 05/13/09	5,600	5,598,712
City of Dallas (GO) 4.750%, 02/15/10	11,675	12,055,839
5.000%, 02/15/14	4,585	5,170,734
5.000%, 02/15/14	8,770	9,890,368
City of Dallas (RB) (AMBAC) 5.000%, 10/01/12	13,985	15,554,676
City of San Antonio (RB) Series A 5.500%, 02/01/11	2,000	2,140,700
Fort Worth Independent School District (GO) 5.000%, 02/15/13	8,025	8,996,105
Katy Independent School District (GO) Series A 5.000%, 02/15/12	7,465	8,231,058
Texas A&M University (RB) Series B 5.000%, 05/15/09	4,000	4,004,760
Texas Public Finance Authority (GO) Series A 5.000%, 10/01/12	1,500	1,673,115
Texas State (GO) Series B 5.000%, 08/01/09	4,000	4,043,000
TOTAL TEXAS		77,359,067
UTAH — (1.9%)
Salt Lake County (GO) 5.000%, 06/15/12	10,060	11,191,146
Utah State (GO) Series A 5.000%, 07/01/12	6,440	7,180,600
TOTAL UTAH		18,371,746
VIRGINIA — (6.2%)
Fairfax County (GO) Series A 5.000%, 06/01/09	3,465	3,476,538
5.000%, 04/01/13	9,975	11,302,573
5.000%, 04/01/14	9,375	10,763,156
Loudoun County (GO) Series B 5.000%, 12/01/13	5,285	6,079,177
Virginia Commonwealth Transportation Board (RB) 5.000%, 10/01/09	5,000	5,090,800
5.000%, 10/01/11	1,940	2,115,725
5.000%, 09/27/12	4,040	4,516,154

	Face Amount	Value†
	(000)
Virginia State Public Building Authority (RB) Series A 5.000%, 08/01/09	$4,000	$4,043,000
Virginia State Public School Authority (RB) (ETM) Series I 5.250%, 08/01/09	25	25,289
Virginia State Public School Authority (RB) Series B 5.000%, 08/01/11	9,595	10,413,454
Virginia State Public School Authority (RB) Series I 5.250%, 08/01/09	3,475	3,513,816
TOTAL VIRGINIA		61,339,682
WASHINGTON — (3.1%)
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA) 5.000%, 01/01/10	2,000	2,056,140
Seattle Municipal Light & Power (RB) (FSA) 4.000%, 08/01/09	5,940	5,968,690
Snohomish County Public Utility (RB) Series B 5.250%, 12/01/10	11,000	11,704,220
Snohomish County School District No. 15 Edmonds (GO) Series A (FSA) 4.500%, 06/01/09	3,500	3,509,800
Washington State (GO) Series C 5.000%, 02/01/14	6,895	7,788,937
TOTAL WASHINGTON		31,027,787
WISCONSIN — (1.9%)
Wisconsin State (GO) Series 1 (MBIA) 5.250%, 05/01/09	2,000	2,000,000
5.500%, 05/01/11	16,000	17,295,360
TOTAL WISCONSIN		19,295,360
TOTAL MUNICIPAL BONDS		972,519,525
	Shares
TEMPORARY CASH INVESTMENTS — (2.0%)
BlackRock Liquidity Funds MuniFund Portfolio	19,741,247	19,741,247
TOTAL INVESTMENTS — (100.0%) (Cost $975,077,154)		$992,260,772

See accompanying Notes to Financial Statements.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.9%)
CALIFORNIA — (98.9%)
Anaheim Union High School District (GO) Series A (FSA) 5.000%, 08/01/12	$1,275	$1,427,146
Bay Area Toll Authority (RB) 5.125%, 04/01/11	1,535	1,657,846
Berryessa Union School District (GO) Series B (FSA) 5.375%, 08/01/11	1,205	1,336,622
California Communities Note Program Series B 3.000%, 07/31/09	4,500	4,523,625
California Educational Facilities Authority (RB) Series A 5.000%, 04/01/13	2,250	2,550,352
California Infrastructure & Economic Development Bank (RB) (FSA) 5.250%, 07/01/13	2,000	2,308,000
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC) 5.000%, 10/01/10	3,180	3,358,462
California State (GO)
4.000%, 06/01/09	565	566,079
5.000%, 09/01/09	1,865	1,886,578
5.000%, 02/01/10	1,500	1,538,055
5.000%, 03/01/10	3,000	3,084,660
5.250%, 09/01/10	550	574,816
5.000%, 10/01/10	2,000	2,087,540
4.000%, 02/01/11	1,000	1,033,290
5.250%, 03/01/11	800	845,680
5.000%, 04/01/11	3,000	3,165,090
5.000%, 06/01/11	500	529,875
5.000%, 10/01/11	2,215	2,365,952
5.000%, 04/01/12	1,500	1,611,855
5.000%, 03/01/14	2,350	2,564,978
California State Department of Transportation (RB) Series A (MBIA) 5.000%, 02/01/11	1,125	1,191,510
California State Department of Water Resources (RB) Series A 5.500%, 05/01/09	1,100	1,100,000
5.500%, 05/01/10	700	733,481
California State Department of Water Resources (RB) Series A (FSA) 5.250%, 05/01/11	1,450	1,547,599
California State Department of Water Resources (RB) Series A (MBIA) 5.250%, 05/01/09	420	420,000

	Face Amount	Value†
	(000)
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	$1,850	$2,081,564
California State Department Water Resources Power Supply (RB) Series A (MBIA) 5.000%, 05/01/11	1,000	1,058,410
California State Economic Recovery (GO) Series A 5.000%, 07/01/09	635	638,981
5.000%, 01/01/10	1,585	1,625,766
5.000%, 01/01/11	3,500	3,676,505
3.500%, 07/01/11	1,075	1,107,916
5.000%, 07/01/11	1,000	1,062,090
California State Economic Recovery (GO) Series A (MBIA) 5.000%, 07/01/11	800	849,672
5.000%, 07/01/12	2,475	2,674,856
5.250%, 07/01/13	3,810	4,216,222
Chabot-Las Positas Community College District (GO) (AMBAC) 5.000%, 08/01/11	1,010	1,093,810
Charter Oak Unified School District (GO) Series B (FSA) 5.000%, 07/01/13	2,805	3,208,780
Chino Basin Regional Finance Authority (RB) (AMBAC) 5.900%, 08/01/11	810	893,268
City & County of San Francisco (GO) (FSA) 4.000%, 06/15/09	1,200	1,204,680
City & County of San Francisco (GO) Series A (AMBAC) 5.000%, 06/15/12	1,600	1,757,776
City & County of San Francisco (GO) Series R-1 (FGIC) 5.000%, 06/15/12	3,855	4,254,879
City of Los Angeles (GO) (MBIA) 4.000%, 09/01/10	1,000	1,041,590
City of Los Angeles (GO) Series A (MBIA) 5.000%, 09/01/12	1,165	1,290,634
Coast Community College District (GO) Series A (MBIA) 4.500%, 08/01/09	1,000	1,009,580
Compton Community Redevelopment Agency (TAN) Series A (AMBAC) 5.000%, 08/01/09	1,700	1,714,790
El Camino Community College District (GO) Series A (MBIA) 5.000%, 08/01/13	2,915	3,342,776
5.000%, 08/01/13	3,060	3,509,055

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
El Monte Union High School District (GO) Series A (FSA) 5.000%, 06/01/13	$2,185	$2,488,759
Escondido Union School District (GO) Series A 5.000%, 08/01/12	3,045	3,408,360
Foothill-De Anza Community College District (GO) Series B 5.250%, 08/01/13	2,000	2,309,540
5.250%, 08/01/13	3,675	4,243,780
Fremont Union High School District (GO) (MBIA) 4.000%, 09/01/11	750	796,343
Fremont Union High School District (GO) Series B 5.500%, 09/01/09	500	508,280
Fresno (RB) Series A-1 (AMBAC) 6.250%, 09/01/10	300	318,456
Hacienda la Puente Unified School District (GO) Series B (FSA) 5.000%, 08/01/13	3,000	3,440,250
Hawthorne School District (GO) Series A 4.000%, 10/01/09	5,000	5,044,800
Industry Public Facilities Authority (TAN) (MBIA) 4.500%, 05/01/10	700	721,588
Long Beach Bond Finance Authority (TAN) (AMBAC) 5.375%, 08/01/12	1,585	1,784,869
Long Beach Unified School District (GO) 4.000%, 08/01/12	500	534,775
Long Beach Unified School District (GO) (TRAN) 4.000%, 06/15/09	2,000	2,005,880
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC) 4.000%, 12/01/09	520	527,883
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A (FSA) 5.000%, 07/01/11	2,500	2,743,950
Los Angeles County Metropolitan Transportation Authority (RB) Series A 4.000%, 07/01/11	750	793,058
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC) 6.000%, 07/01/11	580	637,878
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA) 5.000%, 12/01/09	1,300	1,325,961

	Face Amount	Value†
	(000)
Los Angeles County Sanitation Districts Financing Authority (RB) Series A (FSA) 5.000%, 10/01/12	$5,000	$5,568,250
Los Angeles Department of Water & Power (RB) Series A-1 5.000%, 07/01/09	3,600	3,625,092
Los Angeles Department of Water & Power (RB) Series A-1 (MBIA) 5.000%, 07/01/11	460	496,363
Los Angeles Department of Water & Power (TECP) 0.400%, 05/01/09	2,400	2,400,000
Los Angeles Unified School District (GO) (AMBAC) 5.000%, 07/01/11	175	187,091
Los Angeles Unified School District (GO) (MBIA) 5.500%, 07/01/12	800	879,256
Los Angeles Unified School District (GO) Series A (FGIC) 6.000%, 07/01/11	1,000	1,085,720
Los Angeles Unified School District (GO) Series A (MBIA) 5.250%, 07/01/12	3,600	3,929,400
Los Angeles Unified School District (GO) Series H 5.000%, 07/01/09	1,000	1,006,850
Los Angeles Wastewater (RB) Series A 4.000%, 06/01/12	1,000	1,059,910
Metropolitan Water District of Southern California (RB) 5.750%, 07/01/09	300	302,457
Metropolitan Water District of Southern California (RB) Series B 4.000%, 03/01/11	500	525,710
3.750%, 07/01/11	3,000	3,166,230
Milpitas Unified School District (TRAN) 2.500%, 07/14/09	3,000	3,010,170
Mountain View-Whisman School District (GO) Series D (MBIA) 5.000%, 06/01/12	1,480	1,664,349
North City West School Facilities Financing Authority (STRB) Series C (AMBAC) 5.000%, 09/01/09	300	302,181
Norwalk Redevelopment Agency (TAN) Series A (MBIA) 4.000%, 10/01/10	670	692,820
Orange County (RB) Series A (MBIA) 5.000%, 06/01/12	730	800,197
Peralta Community College District (GO) Series A (FGIC) 8.000%, 08/01/09	300	305,190

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Riverside County Transportation Commission (RB) Series A 4.700%, 06/01/09	$1,000	$1,003,060
Sacramento Transportation Authority (RB) Series A 4.000%, 10/01/09	1,400	1,417,808
San Francisco Bay Area Transit Financing Authority 6.750%, 07/01/11	795	886,425
San Francisco City & County Public Utilities Commission (RB) Series A (FSA) 5.000%, 11/01/12	4,810	5,333,376
San Francisco City & County Public Utilities Commission (RB) Series A (MBIA) 5.000%, 10/01/09	1,800	1,829,268
San Jose Unified School District (GO) (FGIC) 5.000%, 08/01/11	1,300	1,401,868
5.000%, 08/01/12	5,000	5,502,750
San Leandro Unified School District (GO) Series A (FSA) 6.000%, 08/01/09	1,000	1,011,810
6.000%, 08/01/10	615	653,702
San Mateo County Community College District (GO) Series A 4.500%, 09/01/13	2,000	2,212,120
Santa Barbara School District (GO) 3.000%, 06/30/09	2,000	2,007,480
Santa Clara County Financing Authority (RB) (AMBAC) 7.750%, 11/15/09	1,200	1,242,000
Santa Clara Unified School District (GO) 4.000%, 07/01/13	915	978,913

	Face Amount	Value†
	(000)
Sonoma County (RB) Series A (FGIC) 4.000%, 09/01/12	$1,950	$2,107,385
Southern Kern Unified School District (GO) 4.000%, 12/01/09	2,800	2,840,964
Southwestern Community College (GO) Series B (FGIC) 5.250%, 08/01/12	750	822,833
Torrance Unified School District (GO) 4.000%, 08/01/13	830	890,822
University of California (RB) Series A (AMBAC) 5.000%, 05/15/11	1,140	1,226,526
University of California (RB) Series A (FSA) 4.000%, 11/01/12	1,000	1,069,870
University of California (RB) Series E (MBIA) 5.000%, 05/15/13	1,560	1,749,883
University of California (RB) Series J (MBIA) 5.000%, 05/15/12	450	495,045
University of California (RB) Series K (MBIA) 5.000%, 05/15/12	500	550,050
TOTAL CALIFORNIA		189,198,295
TOTAL MUNICIPAL BONDS		189,198,295
	Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
BlackRock Liquidity Funds California Money Fund — Institutional Shares	2,132,475	2,132,475
TOTAL INVESTMENTS — (100.0%) (Cost $187,438,657)		$191,330,770

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,272,425		—		$4,747,094	—
Investments at Value (including $0, $0, $0 and $277,881 of securities on loan, respectively)	—		$138,423		—	$1,118,797
Temporary Cash Investments at Value & Cost	—		5,527		—	5,281
Collateral Received from Securities on Loan at Value & Cost	—		—		—	294,254
Foreign Currencies at Value	—		2		—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—		—		218	—
Dividends and Interest	—		1,059		—	495
Securities Lending Income	—		—		—	205
Fund Shares Sold	1,770		26		3,899	2,183
Futures Margin Variation	—		150		—	—
Prepaid Expenses and Other Assets	55		32		77	107
Total Assets	2,274,250		145,219		4,751,288	1,421,322
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—		—		—	294,254
Investment Securities/Affiliated Investment Companies Purchased	510		—		—	—
Fund Shares Redeemed	1,260		144		4,117	2,228
Due to Advisor	152		23		569	306
Accrued Expenses and Other Liabilities	99		11		212	40
Total Liabilities	2,021		178		4,898	296,828
NET ASSETS	$2,272,229		$145,041		$4,746,390	$1,124,494
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0; and $26,157 and shares outstanding of 0; 0; 0; and 3,876,887, respectively	N/A		N/A		N/A	$6.75
NUMBER OF SHARES AUTHORIZED	25,000,000	*	25,000,000	*	50,000,000 *	25,000,000
Class R2 Shares — based on net assets of $0; $0; $0; and $1,766 and shares outstanding of 0; 0; 0; and 248,343, respectively	N/A		N/A		N/A	$7.11
NUMBER OF SHARES AUTHORIZED	25,000,000	*	25,000,000	*	50,000,000 *	25,000,000
Institutional Class Shares — based on net assets of $2,272,229; $145,041; $4,746,390; and $1,096,571 and shares outstanding of 88,242,833; 27,113,887; 371,445,429; and 111,087,654, respectively	$25.75		$5.35		$12.78	$9.87
NUMBER OF SHARES AUTHORIZED	200,000,000		150,000,000		750,000,000	250,000,000
Investments in Affiliated Investment Companies at Cost	$2,701,397		$—		$4,796,126	$—
Investments at Cost	$—		$138,691		$—	$1,447,613
Foreign Currencies at Cost	$—		$2		$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$3,068,041		$384,190		$7,403,373	$1,519,512
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,966		81		(9,691)	1,690
Accumulated Net Realized Gain (Loss)	(373,806)		(263,016)		(2,598,260)	(67,892)
Net Unrealized Appreciation (Depreciation)	(428,972)		23,786		(49,032)	(328,816)
NET ASSETS	$2,272,229		$145,041		$4,746,390	$1,124,494

*  Share class has not yet commenced operations. See Organization note in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments at Value (including $522,355, $341,602, $544,314, and $245,594 of securities on loan, respectively)	$4,741,338	$1,501,240	$2,789,380	$877,640
Temporary Cash Investments at Value & Cost	27,792	6,685	11,866	5,505
Collateral Received from Securities on Loan at Value & Cost	562,250	355,581	570,167	257,918
Receivables:
Investment Securities Sold	17,809	—	—	—
Dividends and Interest	2,817	1,720	3,044	696
Securities Lending Income	536	207	463	193
Fund Shares Sold	3,052	3,005	3,784	2,689
Prepaid Expenses and Other Assets	65	48	67	65
Total Assets	5,355,659	1,868,486	3,378,771	1,144,706
LIABILITIES:
Payables:
Upon Return of Securities Loaned	562,250	355,581	570,167	257,918
Investment Securities Purchased	17,685	5,351	9,692	4,003
Fund Shares Redeemed	3,372	5,295	5,387	470
Due to Advisor	1,872	203	443	207
Accrued Expenses and Other Liabilities	360	63	126	51
Total Liabilities	585,539	366,493	585,815	262,649
NET ASSETS	$4,770,120	$1,501,993	$2,792,956	$882,057
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,770,120; $1,501,993; $2,792,956; and $882,057 and shares outstanding of 326,553,560; 208,084,912; 393,595,074; and 130,681,025, respectively	$14.61	$7.22	$7.10	$6.75
NUMBER OF SHARES AUTHORIZED	650,000,000	600,000,000	1,025,000,000	300,000,000
Investments at Cost	$6,473,491	$2,028,554	$4,000,325	$1,292,455
NET ASSETS CONSIST OF:
Paid-In Capital	$7,163,598	$2,102,540	$4,079,260	$1,382,628
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(6,242)	4,256	7,561	1,937
Accumulated Net Realized Gain (Loss)	(655,083)	(77,489)	(82,920)	(87,693)
Net Unrealized Appreciation (Depreciation)	(1,732,153)	(527,314)	(1,210,945)	(414,815)
NET ASSETS	$4,770,120	$1,501,993	$2,792,956	$882,057

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
ASSETS:
Investments at Value (including $249,374, $322,795, $304,770 and $606,330 of securities on loan, respectively)	$1,067,948	$2,005,039	$2,442,958	$1,477,827
Temporary Cash Investments at Value & Cost	8,574	43,796	10,771	8,476
Collateral Received from Securities on Loan at Value & Cost	260,460	343,049	326,932	631,418
Cash	—	1	—	1
Receivables:
Investment Securities Sold	—	281	2,909	—
Dividends and Interest	1,161	899	1,108	2,090
Securities Lending Income	171	423	511	358
Fund Shares Sold	7,809	2,225	1,048	1,524
Prepaid Expenses and Other Assets	137	103	47	200
Total Assets	1,346,260	2,395,816	2,786,284	2,121,894
LIABILITIES:
Payables:
Upon Return of Securities Loaned	260,460	343,049	326,932	631,418
Investment Securities Purchased	7,283	35,150	582	—
Fund Shares Redeemed	444	1,987	1,889	1,537
Due to Advisor	186	540	961	338
Accrued Expenses and Other Liabilities	29	118	183	117
Total Liabilities	268,402	380,844	330,547	633,410
NET ASSETS	$1,077,858	$2,014,972	$2,455,737	$1,488,484
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,077,858; $2,014,972; $2,455,737; and $1,488,484 and shares outstanding of 186,215,666; 161,799,509; 300,706,683; and 121,067,446, respectively	$5.79	$12.45	$8.17	$12.29
NUMBER OF SHARES AUTHORIZED	550,000,000	400,000,000	650,000,000	250,000,000
Investments at Cost	$1,244,594	$2,397,794	$3,064,266	$2,315,372
NET ASSETS CONSIST OF:
Paid-In Capital	$1,301,454	$2,875,644	$3,605,428	$2,434,995
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,253	2,439	4,645	18,311
Accumulated Net Realized Gain (Loss)	(50,203)	(470,356)	(533,028)	(127,277)
Net Unrealized Appreciation (Depreciation)	(176,646)	(392,755)	(621,308)	(837,545)
NET ASSETS	$1,077,858	$2,014,972	$2,455,737	$1,488,484

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	—	$3,097,456
Investments at Value (including $235,335, $548,537, $25,689, and $0 of securities on loan, respectively)	$1,045,846	$2,520,203	$449,124	—
Temporary Cash Investments at Value & Cost	3,377	9,383	2,778	15,072
Collateral Received from Securities on Loan at Value & Cost	249,680	583,595	28,234	—
Foreign Currencies at Value	5,866	3,676	1,568	—
Cash	16	16	15	15
Receivables:
Investment Securities/Affiliated Investment Companies Sold	978	57	15	—
Dividends, Interest, and Tax Reclaims	6,183	15,364	2,361	—
Securities Lending Income	440	974	40	—
Fund Shares Sold	879	4,574	1,258	2,705
Prepaid Expenses and Other Assets	70	68	39	73
Total Assets	1,313,335	3,137,910	485,432	3,115,321
LIABILITIES:
Payables:
Upon Return of Securities Loaned	249,680	583,595	28,234	—
Investment Securities/Affiliated Investment Companies Purchased	3,257	6,763	1,992	—
Fund Shares Redeemed	662	2,674	150	1,138
Due to Advisor	212	701	176	988
Deferred Thailand Capital Gains Tax	—	—	16	—
Accrued Expenses and Other Liabilities	108	521	8	183
Total Liabilities	253,919	594,254	30,576	2,309
NET ASSETS	$1,059,416	$2,543,656	$454,856	$3,113,012
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,059,416; $2,543,656; $454,856; and $3,113,012 and shares outstanding of 75,113,377; 343,223,111; 75,228,754; and 301,015,585; respectively	$14.10	$7.41	$6.05	$10.34
NUMBER OF SHARES AUTHORIZED	200,000,000	925,000,000	200,000,000	600,000,000
Investments in Affiliated Investment Companies at Cost	$—	$—	$—	$4,260,071
Investments at Cost	$1,259,293	$3,742,689	$503,166	$—
Foreign Currencies at Cost	$5,781	$3,655	$1,541	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,430,713	$3,830,645	$518,585	$4,463,025
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	7,111	21,547	3,368	23,285
Accumulated Net Realized Gain (Loss)	(165,046)	(86,105)	(13,049)	(210,673)
Deferred Thailand Capital Gains Tax	—	—	(16)	—
Net Unrealized Foreign Exchange Gain (Loss)	—	34	(17)	(10)
Net Unrealized Appreciation (Depreciation)	(213,362)	(1,222,465)	(54,015)	(1,162,615)
NET ASSETS	$1,059,416	$2,543,656	$454,856	$3,113,012

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$95,700	$61,668	$22,433	$80,571
Receivables:
Affiliated Investment Companies Sold	51	34	46	—
Fund Shares Sold	95	7	—	61
Prepaid Expenses and Other Assets	10	13	10	14
Total Assets	95,856	61,722	22,489	80,646
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	—	—	—	16
Fund Shares Redeemed	146	41	46	45
Due to Advisor	31	17	4	23
Accrued Expenses and Other Liabilities	39	34	9	34
Total Liabilities	216	92	59	118
NET ASSETS	$95,640	$61,630	$22,430	$80,528
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $95,640; $61,630; $22,430; and $80,528 and shares outstanding of 8,113,958; 4,934,709; 1,486,461; and 7,322,592, respectively	$11.79	$12.49	$15.09	$11.00
NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	70,000,000	50,000,000
Investments in Affiliated Investment Companies at Cost	$212,511	$97,344	$33,461	$119,381
NET ASSETS CONSIST OF:
Paid-In Capital	$287,010	$133,373	$34,956	$136,664
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	839	(112)	190	829
Accumulated Net Realized Gain (Loss)	(75,384)	(35,954)	(1,691)	(18,187)
Net Unrealized Foreign Exchange Gain (Loss)	(14)	(1)	3	32
Net Unrealized Appreciation (Depreciation)	(116,811)	(35,676)	(11,028)	(38,810)
NET ASSETS	$95,640	$61,630	$22,430	$80,528

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$196,991	—	—
Investments at Value (including $120,257, $0, $975,352, and $29,572 of securities on loan, respectively)	$435,752	—	$4,964,223	$167,533
Temporary Cash Investments at Value & Cost	3,891	638	10,673	—
Collateral Received from Securities on Loan at Value & Cost	127,976	—	1,039,685	31,401
Foreign Currencies at Value	3,550	—	18,062	93
Cash	16	—	15	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	5,392	751
Dividends, Interest, and Tax Reclaims	5,881	—	33,774	898
Securities Lending Income	249	—	1,616	60
Fund Shares Sold	1,072	1,643	14,215	1,315
Prepaid Expenses and Other Assets	38	19	85	5
Deferred Offering Costs	—	8	—	17
Total Assets	578,425	199,299	6,087,740	202,073
LIABILITIES:
Payables:
Upon Return of Securities Loaned	127,976	—	1,039,685	31,401
Investment Securities/Affiliated Investment Companies Purchased	6,061	605	26,413	9
Fund Shares Redeemed	516	205	1,967	43
Due to Advisor	125	3	2,546	55
Loan Payable	—	—	—	639
Accrued Expenses and Other Liabilities	49	4	376	10
Total Liabilities	134,727	817	1,070,987	32,157
NET ASSETS	$443,698	$198,482	$5,016,753	$169,916
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $443,698; $198,482; $5,016,753; and $169,916 and shares outstanding of 123,593,039; 40,009,376; 451,397,927; and 24,699,369, respectively	$3.59	$4.96	$11.11	$6.88
NUMBER OF SHARES AUTHORIZED	350,000,000	100,000,000	900,000,000	100,000,000
Investments in Affiliated Investment Companies at Cost	$—	$244,599	$—	$—
Investments at Cost	$869,533	$—	$7,348,011	$174,827
Foreign Currencies at Cost	$3,474	$—	$17,837	$89
NET ASSETS CONSIST OF:
Paid-In Capital	$901,844	$249,820	$7,433,689	$179,811
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	8,565	2,146	33,179	1,458
Accumulated Net Realized Gain (Loss)	(32,985)	(5,876)	(66,426)	(4,070)
Net Unrealized Foreign Exchange Gain (Loss)	(21)	—	(126)	7
Net Unrealized Appreciation (Depreciation)	(433,705)	(47,608)	(2,383,563)	(7,290)
NET ASSETS	$443,698	$198,482	$5,016,753	$169,916

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,446,909	$714,546	—	$3,238,522
Investments at Value (including $0, $0, $203,674 and $0 of securities on loan, respectively)	—	—	$1,682,389	—
Temporary Cash Investments at Value & Cost	—	—	6,032	—
Collateral Received from Securities on Loan at Value & Cost	—	—	217,975	—
Foreign Currencies at Value	—	—	456	—
Cash	—	—	1,045	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	115	—
Dividends, Interest, and Tax Reclaims	—	—	5,952	—
Securities Lending Income	—	—	329	—
Fund Shares Sold	1,175	3,499	2,670	785
Prepaid Expenses and Other Assets	41	31	110	103
Total Assets	1,448,125	718,076	1,917,073	3,239,410
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	217,975	—
Investment Securities/Affiliated Investment Companies Purchased	480	3,035	4,818	785
Fund Shares Redeemed	695	464	709	—
Due to Advisor	462	251	730	270
Deferred Thailand Capital Gains Tax	—	—	382	—
Accrued Expenses and Other Liabilities	98	44	231	101
Total Liabilities	1,735	3,794	224,845	1,156
NET ASSETS	$1,446,390	$714,282	$1,692,228	$3,238,254
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,446,390; $714,282; $1,692,228; and $3,238,254 and shares outstanding of 78,225,337; 61,071,825; 144,339,512; and 314,925,632, respectively	$18.49	$11.70	$11.72	$10.28
NUMBER OF SHARES AUTHORIZED	250,000,000	150,000,000	400,000,000	650,000,000
Investments in Affiliated Investment Companies at Cost	$961,425	$778,634	$—	$3,212,566
Investments at Cost	$—	$—	$1,928,316	$—
Foreign Currencies at Cost	$—	$—	$379	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$964,815	$830,894	$2,023,127	$3,233,929
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,106	4,493	8,888	6,544
Accumulated Net Realized Gain (Loss)	(8,927)	(57,172)	(93,528)	(28,175)
Deferred Thailand Capital Gains Tax	(1,050)	134	(382)	—
Net Unrealized Foreign Exchange Gain (Loss)	(38)	21	(27)	—
Net Unrealized Appreciation (Depreciation)	485,484	(64,088)	(245,850)	25,956
NET ASSETS	$1,446,390	$714,282	$1,692,228	$3,238,254

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,968,473	—	—	—
Investments at Value	—	$184,201	$948,207	$2,840,319
Temporary Cash Investments at Value & Cost	—	7,086	4,839	11,812
Foreign Currencies at Value	—	735	—	—
Cash	—	16	—	15
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	—	48,603
Interest	—	3,167	9,622	33,052
Fund Shares Sold	5,474	462	1,055	—
Unrealized Gain on Forward Currency Contracts	—	—	—	5,509
Prepaid Expenses and Other Assets	68	45	52	118
Total Assets	2,974,015	195,712	963,775	2,939,428
LIABILITIES:
Foreign Currencies at Value	—	—	—	16
Payables:
Investment Securities/Affiliated Investment Companies Purchased	3,047	7,019	—	38,150
Fund Shares Redeemed	2,427	114	862	740
Due to Advisor	246	23	165	607
Forward Currency Contracts	—	—	—	4,090
Unrealized Loss on Forward Currency Contracts	—	—	—	4,174
Accrued Expenses and Other Liabilities	98	5	58	190
Total Liabilities	5,818	7,161	1,085	47,967
NET ASSETS	$2,968,197	$188,551	$962,690	$2,891,461
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,968,197; $188,551; $962,690; and $2,891,461 and shares outstanding of 289,288,620; 20,584,933; 88,725,728; and 261,969,063, respectively	$10.26	$9.16	$10.85	$11.04
NUMBER OF SHARES AUTHORIZED	550,000,000	100,000,000	250,000,000	600,000,000
Investments in Affiliated Investment Companies at Cost	$2,918,789	$—	$—	$—
Investments at Cost	$—	$195,062	$925,260	$2,727,371
Foreign Currencies at Cost	$—	$701	$—	$24
NET ASSETS CONSIST OF:
Paid-In Capital	$2,898,324	$213,141	$929,297	$2,731,474
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	14,626	3,455	4,052	25,144
Accumulated Net Realized Gain (Loss)	5,087	(17,240)	6,394	20,760
Net Unrealized Foreign Exchange Gain (Loss)	476	22	—	1,175
Net Unrealized Appreciation (Depreciation)	49,684	(10,827)	22,947	112,908
NET ASSETS	$2,968,197	$188,551	$962,690	$2,891,461

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$1,251,569	$156,242	$512,530	$972,520	$189,199
Temporary Cash Investments at Value & Cost	11,898	7,219	4,391	19,741	2,132
Cash	—	16	—	—	—
Receivables:
Interest	17,749	2,112	2,926	12,531	2,553
Fund Shares Sold	1,414	2,575	2,872	9,542	121
Prepaid Expenses and Other Assets	84	1	36	49	14
Total Assets	1,282,714	168,165	522,755	1,014,383	194,019
LIABILITIES:
Payables:
Investment Securities Purchased	—	5,874	—	—	—
Fund Shares Redeemed	408	—	392	632	392
Due to Advisor	107	20	42	166	32
Accrued Expenses and Other Liabilities	76	4	20	45	10
Total Liabilities	591	5,898	454	843	434
NET ASSETS	$1,282,123	$162,267	$522,301	$1,013,540	$193,585
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,282,123; $162,267; $522,301; $1,013,540; and $193,585 and shares outstanding of 104,754,401; 16,032,053; 50,862,484; 99,023,367; and 18,849,012, respectively	$12.24	$10.12	$10.27	$10.24	$10.27
NUMBER OF SHARES AUTHORIZED	250,000,000	100,000,000	100,000,000	200,000,000	100,000,000
Investments at Cost	$1,157,435	$155,002	$509,647	$955,336	$185,307
NET ASSETS CONSIST OF:
Paid-In Capital	$1,172,422	$160,583	$529,683	$994,596	$189,333
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	9,430	444	(9,463)	1,777	357
Accumulated Net Realized Gain (Loss)	6,137	—	(802)	(17)	3
Net Unrealized Appreciation (Depreciation)	94,134	1,240	2,883	17,184	3,892
NET ASSETS	$1,282,123	$162,267	$522,301	$1,013,540	$193,585

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	U.S. Large Company Portfolio*	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio
Investment Income
Dividends	$31,916	$57	$70,854	$7,516
Interest	48	1,865	117	168
Income from Securities Lending	1,740	—	4,566	1,776
Expenses Allocated from Affiliated Investment Company	(596)	—	(2,688)	—
Total Investment Income	33,108	1,922	72,849	9,460
Expenses
Investment Advisory Services Fees	—	39	—	453
Administrative Services Fees	1,026	116	3,360	1,131
Accounting & Transfer Agent Fees	28	24	52	69
S&P 500® Fees	—	6	—	—
Shareholder Servicing Fees —
Class R1 Shares	—	—	—	11
Class R2 Shares	—	—	—	2
Custodian Fees	—	1	—	25
Filing Fees	42	12	73	37
Shareholders' Reports	49	6	106	32
Directors'/Trustees' Fees & Expenses	18	2	38	8
Professional Fees	15	4	31	10
Other	15	4	36	7
Total Expenses	1,193	214	3,696	1,785
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(182)	—	—	—
Net Expenses	1,011	214	3,696	1,785
Net Investment Income (Loss)	32,097	1,708	69,153	7,675
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(153,167)	998	(2,400,196)	(62,580)
Futures	(5,538)	(95,929)	—	(3,006)
Foreign Currency Transactions	—	(798)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(97,308)	579	1,773,540	14,033
Futures	6,332	24,054	—	(2)
Net Realized and Unrealized Gain (Loss)	(249,681)	(71,096)	(626,656)	(51,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(217,584)	$(69,388)	$(557,503)	$(43,880)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Dividends	$31,595	$16,360	$29,159	$8,130
Interest	159	119	217	66
Income from Securities Lending	6,560	1,663	3,309	1,522
Total Investment Income	38,314	18,142	32,685	9,718
Expenses
Investment Advisory Services Fees	4,387	1,125	2,425	1,155
Administrative Services Fees	6,580	—	—	—
Accounting & Transfer Agent Fees	296	94	164	59
Custodian Fees	61	25	31	19
Filing Fees	40	23	50	29
Shareholders' Reports	163	16	40	19
Directors'/Trustees' Fees & Expenses	45	11	19	7
Professional Fees	83	15	32	12
Other	63	15	21	14
Total Expenses	11,718	1,324	2,782	1,314
Net Investment Income (Loss)	26,596	16,818	29,903	8,404
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(259,711)	(55,579)	(24,584)	(72,393)
Futures	(4,138)	683	3,212	407
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(349,874)	(44,661)	(173,928)	(8,919)
Futures	—	(2)	(1)	—
Net Realized and Unrealized Gain (Loss)	(613,723)	(99,559)	(195,301)	(80,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(587,127)	$(82,741)	$(165,398)	$(72,501)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
Investment Income
Dividends	$10,552	$12,776	$16,948	$42,711
Interest	168	59	147	41
Income from Securities Lending	869	4,062	5,300	2,400
Total Investment Income	11,589	16,897	22,395	45,152
Expenses
Investment Advisory Services Fees	959	267	1,145	1,975
Administrative Services Fees	—	2,847	4,581	—
Accounting & Transfer Agent Fees	65	128	162	96
Custodian Fees	28	34	35	10
Filing Fees	44	42	39	41
Shareholders' Reports	5	51	82	58
Directors'/Trustees' Fees & Expenses	7	18	25	12
Professional Fees	4	35	45	28
Other	10	30	35	50
Total Expenses	1,122	3,452	6,149	2,270
Net Investment Income (Loss)	10,467	13,445	16,246	42,882
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	—	6,324
Net Realized Gain (Loss) on:
Investment Securities Sold	(41,961)	(82,696)	(70,233)	(32,444)
Futures	(854)	—	—	(1,065)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities Sold	4,359	(70,778)	(249,205)	(364,250)
Futures	(2)	—	—	(10)
Net Realized and Unrealized Gain (Loss)	(38,458)	(153,474)	(319,438)	(391,445)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,991)	$(140,029)	$(303,192)	$(348,563)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and 3,207, $respectively)	—	—	—	$43,012
Interest	—	—	—	101
Income from Securities Lending	—	—	—	7,505
Expenses Allocated from Affiliated Investment Companies	—	—	—	(2,183)
Total Net Investment Income Received from Affiliated Investment Companies	—	—	—	48,435
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,679, $3,588, $521, and $0, respectively)	$18,282	$37,330	$5,780	—
Interest	22	100	24	15
Income from Securities Lending	1,303	3,873	273	—
Total Fund Investment Income	19,607	41,303	6,077	15
Fund Expenses
Investment Advisory Services Fees	1,283	3,817	720	—
Administrative Services Fees	—	—	—	5,722
Accounting & Transfer Agent Fees	79	151	35	36
Custodian Fees	107	273	141	—
Filing Fees	29	39	20	37
Shareholders' Reports	43	42	1	82
Directors'/Trustees' Fees & Expenses	8	16	2	21
Professional Fees	22	28	1	29
Organizational & Offering Costs	—	—	17	—
Other	30	48	4	25
Total Expenses	1,601	4,414	941	5,952
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	129	—
Net Expenses	1,601	4,414	1,070	5,952
Net Investment Income (Loss)	18,006	36,889	5,007	42,498
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(145,677)	(72,672)	(10,026)	(84,103)
Futures	919	(2,556)	(660)	592
Foreign Currency Transactions	344	507	(73)	(534)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	70,415	57,555	33,728	144,069
Futures	—	(15)	(1)	1
Translation of Foreign Currency Denominated Amounts	(105)	(116)	(73)	(546)
Change in Deferred Thailand Capital Gains Tax	—	—	(16)	—
Net Realized and Unrealized Gain (Loss)	(74,104)	(17,297)	22,879	59,479
Net Increase (Decrease) in Net Assets Resulting from Operations	$(56,098)	$19,592	$27,886	$101,977

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $88, $19, $0, and $162, respectively)	$1,176	$1,097	$543	$1,030
Interest	2	2	1	5
Income from Securities Lending	433	148	11	206
Expenses Allocated from Affiliated Investment Companies	(79)	(57)	(15)	(62)
Total Net Investment Income Received from Affiliated Investment Companies	1,532	1,190	540	1,179
Expenses
Administrative Services Fees	222	111	43	162
Accounting & Transfer Agent Fees	8	7	7	7
Filing Fees	7	8	6	8
Shareholders' Reports	2	3	1	3
Directors'/Trustees' Fees & Expenses	1	—	—	1
Professional Fees	18	14	5	16
Other	1	5	2	3
Total Expenses	259	148	64	200
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(1)	(18)	(13)	(10)
Net Expenses	258	130	51	190
Net Investment Income (Loss)	1,274	1,060	489	989
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,754)	(5,299)	(731)	(1,441)
Futures	43	(89)	25	(137)
Foreign Currency Transactions	215	(36)	(45)	(56)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	7,216	9,061	1,213	893
Futures	—	—	—	(1)
Translation of Foreign Currency Denominated Amounts	(91)	18	(8)	10
Net Realized and Unrealized Gain (Loss)	2,629	3,655	454	(732)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,903	$4,715	$943	$257

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$4,546	—	—
Dividends (Net of Foreign Taxes Withheld of $1,860, $0, $5,241, and $198, respectively)	$15,490	—	$70,137	$2,039
Interest	16	9	229	11
Income from Securities Lending	1,043	—	7,353	170
Total Investment Income	16,549	4,555	77,719	2,220
Expenses
Investment Advisory Services Fees	686	—	14,625	293
Administrative Services Fees	—	250	—	—
Accounting & Transfer Agent Fees	38	8	303	21
Custodian Fees	48	—	435	65
Filing Fees	24	5	58	1
Shareholders' Reports	25	7	118	—
Directors'/Trustees' Fees & Expenses	3	1	33	1
Professional Fees	6	2	85	1
Organizational & Offering Costs	—	25	—	17
Other	16	3	113	2
Total Expenses	846	301	15,770	401
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(232)	—	(14)
Net Expenses	846	69	15,770	387
Net Investment Income (Loss)	15,703	4,486	61,949	1,833
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(19,225)	(5,572)	(52,731)	(3,740)
Futures	234	—	(9,031)	(231)
Foreign Currency Transactions	(369)	—	(3,911)	(72)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(44,328)	(12,940)	168,805	9,612
Futures	—	—	(27)	(1)
Translation of Foreign Currency Denominated Amounts	89	—	(593)	(8)
Net Realized and Unrealized Gain (Loss)	(63,599)	(18,512)	102,512	5,560
Net Increase (Decrease) in Net Assets Resulting from Operations	$(47,896)	$(14,026)	$164,461	$7,393

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,479, $730, $1,362, and $0, respectively)	$14,126	$8,110	$16,606	—
Interest	61	19	46	$42,519
Income from Securities Lending	1,774	1,184	1,965	—
Expenses Allocated from Affiliated Investment Companies	(1,243)	(912)	—	(1,093)
Total Investment Income	14,718	8,401	18,617	41,426
Expenses
Investment Advisory Services Fees	—	—	3,644	—
Administrative Services Fees	2,646	1,285	—	1,605
Accounting & Transfer Agent Fees	21	13	97	38
Custodian Fees	—	—	509	—
Filing Fees	29	24	41	43
Shareholders' Reports	51	21	59	51
Directors'/Trustees' Fees & Expenses	8	3	9	29
Professional Fees	18	8	28	15
Other	14	7	38	12
Total Expenses	2,787	1,361	4,425	1,793
Net Investment Income (Loss)	11,931	7,040	14,192	39,633
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(24,232)	(34,090)	(27,608)	1,754
Futures	(2,335)	(865)	(873)	—
Foreign Currency Transactions	(844)	133	(772)	—
In-Kind Redemptions	17,779	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	122,755	178,585	286,453	37,318
Futures	(30)	(9)	(4)	—
Translation of Foreign Currency Denominated Amounts	94	114	(70)	—
Change in Deferred Thailand Capital Gains Tax	(242)	(81)	(350)	—
Net Realized and Unrealized Gain (Loss)	112,945	143,787	256,776	39,072
Net Increase (Decrease) in Net Assets Resulting from Operations	$124,876	$150,827	$270,968	$78,705

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
Investment Income
Interest	$37,762	$3,653	$14,149	$42,247
Expenses Allocated from Affiliated Investment Company	(1,076)	—	—	—
Total Investment Income	36,686	3,653	14,149	42,247
Expenses
Investment Advisory Services Fees	—	141	1,054	3,890
Administrative Services Fees	1,500	—	—	—
Accounting & Transfer Agent Fees	36	25	78	211
Custodian Fees	—	7	6	89
Filing Fees	37	16	22	44
Shareholders' Reports	52	2	21	59
Directors'/Trustees' Fees & Expenses	27	2	10	29
Professional Fees	14	1	13	36
Organizational & Offering Costs	—	7	—	—
Other	15	1	11	30
Total Expenses	1,681	202	1,215	4,388
Net Investment Income (Loss)	35,005	3,451	12,934	37,859
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	3,348	23	26,010	12,847
Foreign Currency Transactions	24,650	(17,263)	—	45,909
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	5,166	18,013	17,627	17,819
Translation of Foreign Currency Denominated Amounts	476	494	—	2,635
Net Realized and Unrealized Gain (Loss)	33,640	1,267	43,637	79,210
Net Increase (Decrease) in Net Assets Resulting from Operations	$68,645	$4,718	$56,571	$117,069

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio(a)	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$28,350	$673	$(9,138)	$10,938	$2,290
Total Investment Income	28,350	673	(9,138)	10,938	2,290
Expenses
Investment Advisory Services Fees	652	37	219	987	185
Accounting & Transfer Agent Fees	93	6	38	73	22
Custodian Fees	7	1	3	6	1
Filing Fees	30	—	26	17	8
Shareholders' Reports	22	—	9	13	2
Directors'/Trustees' Fees & Expenses	11	—	4	9	2
Professional Fees	14	1	3	10	3
Other	12	—	4	9	2
Total Expenses	841	45	306	1,124	225
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(4)	—	—	—
Net Expenses	841	41	306	1,124	225
Net Investment Income (Loss)	27,509	632	(9,444)	9,814	2,065
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on
Investment Securities Sold	6,168	—	(737)	—	26
Change in Unrealized Appreciation (Depreciation) of Investment Securities	63,058	1,240	50,514	21,795	4,941
Net Realized and Unrealized Gain (Loss)	69,226	1,240	49,777	21,795	4,967
Net Increase (Decrease) in Net Assets Resulting from Operations	$96,735	$1,872	$40,333	$31,609	$7,032

(a)  The Portfolio commenced operations on March 4, 2009.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio			Enhanced U.S. Large Company Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,097	$61,569	$59,476	$1,708	$12,018	$9,767
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	—	—	8,681	26,075
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(153,167)	(104,970)	3,775	998	(11,592)	3,051
Futures	(5,538)	(17,555)	714	(95,929)	—	—
Foreign Currency Transactions	—	—	—	(798)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(97,308)	(1,194,131)	164,399	579	(116,750)	(13,649)
Futures	6,332	521	(288)	24,054	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(217,584)	(1,254,566)	228,076	(69,388)	(107,643)	25,244
Distributions From:
Net Investment Income:
Institutional Class Shares	(35,994)	(67,060)	(55,847)	(17,005)	(10,906)	(11,397)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(1,762)	(4,842)	(11,623)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	(17,601)	(1,991)
Total Distributions	(35,994)	(67,060)	(55,847)	(18,767)	(33,349)	(25,011)
Capital Share Transactions (1):
Shares Issued	573,523	1,128,680	906,212	90,473 *	75,527	93,808
Shares Issued in Lieu of Cash Distributions	28,850	59,339	51,856	17,638	32,429	24,050
Shares Redeemed	(620,604)	(738,188)	(583,275)	(75,246)	(103,683)	(128,257)
Net Increase (Decrease) from Capital Share Transactions	(18,231)	449,831	374,793	32,865	4,273	(10,399)
Total Increase (Decrease) in Net Assets	(271,809)	(871,795)	547,022	(55,290)	(136,719)	(10,166)
Net Assets
Beginning of Period	2,544,038	3,415,833	2,868,811	200,331	337,050	347,216
End of Period	$2,272,229	$2,544,038	$3,415,833	$145,041	$200,331	$337,050
(1) Shares Issued and Redeemed:
Shares Issued	22,960	29,917	21,005	6,995	9,136	8,538
Shares Issued in Lieu of Cash Distributions	1,176	1,514	1,222	3,273	3,364	2,263
Shares Redeemed	(24,946)	(20,702)	(13,462)	(14,104)	(12,436)	(11,632)
	(810)	10,729	8,765	(3,836)	64	(831)
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,966	$10,863	$16,354	$81	$15,378	$4

*  Includes $51,755 in capital contributions related to the liquidation of The Enhanced U.S. Large Company Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Cap Value Portfolio			U.S. Targeted Value Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$69,153	$119,241	$95,990	$7,675	$10,389	$3,886
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	—	—	—	26,668
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,400,196)	— †	346,023 †	(62,580)	(2,137)	(2,825)
Futures	—	—	—	(3,006)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	1,773,540	(3,044,875)†	(554,415)†	14,033	(319,766)	(75,837)
Futures	—	—	—	(2)	3	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(557,503)	(2,925,634)	(112,402)	(43,880)	(311,511)	(48,108)
Distributions From:
Net Investment Income:
Class R1 Shares	—	—	—	(250)	(351)	—
Class R2 Shares	—	—	—	(15)	(10)	—
Institutional Class Shares	(103,848)	(113,742)	(88,197)	(7,818)	(7,766)	(3,642)
Net Short-Term Gains:
Institutional Class Shares	(6,242)	(304)	(10,685)	—	—	(5,313)
Net Long-Term Gains:
Institutional Class Shares	—	(315,650)	(127,166)	—	(14,019)	(11,902)
Total Distributions	(110,090)	(429,696)	(226,048)	(8,083)	(22,146)	(20,857)
Capital Share Transactions (1):
Shares Issued	1,184,414	2,629,415	2,547,717	536,155	975,465	500,717 *
Shares Issued in Lieu of Cash Distributions	99,132	398,086	203,411	7,921	21,294	18,152
Shares Redeemed	(1,200,011)	(1,877,275)	(1,287,212)	(250,381)	(335,145)	(110,437)
Net Increase (Decrease) from Capital Share Transactions	83,535	1,150,226	1,463,916	293,695	661,614	408,432
Total Increase (Decrease) in Net Assets	(584,058)	(2,205,104)	1,125,466	241,732	327,957	339,467
Net Assets
Beginning of Period	5,330,448	7,535,552	6,410,086	882,762	554,805	215,338
End of Period	$4,746,390	$5,330,448	$7,535,552	$1,124,494	$882,762	$554,805
(1) Shares Issued and Redeemed:
Shares Issued	98,316	131,947	97,946	60,359	71,448	28,579
Shares Issued in Lieu of Cash Distributions	8,844	17,729	8,025	932	1,447	1,060
Shares Redeemed	(101,224)	(92,441)	(50,063)	(28,691)	(25,199)	(6,247)
	5,936	57,235	55,908	32,600	47,696	23,392
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(9,691)	$25,004	$23,690	$1,690	$2,098	$794

*  Includes $6,246 in capital contributions related to the liquidation of The U.S. Targeted Value Series. See Organization note within the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio			U.S. Core Equity 1 Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$26,596	$60,650	$92,097	$16,818	$22,840	$14,928
Capital Gain Distributions Received from Affiliated Investment Company	—	1,046,424	875,446	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(259,711)	(209,110)	(37,370)	(55,579)	(19,218)	(3,304)
Futures	(4,138)	—	—	683	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(349,874)	(3,538,529)	(1,754,043)	(44,661)	(553,125)	15,592
Futures	—	—	—	(2)	2	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(587,127)	(2,640,565)	(823,870)	(82,741)	(549,501)	27,216
Distributions From:
Net Investment Income:
Institutional Class Shares	(51,920)	(74,354)	(85,546)	(12,819)	(22,927)	(14,899)
Net Short-Term Gains:
Institutional Class Shares	—	—	(72,477)	—	—	(578)
Net Long-Term Gains:
Institutional Class Shares	—	(746,639)	(592,599)	—	—	(1,040)
Total Distributions	(51,920)	(820,993)	(750,622)	(12,819)	(22,927)	(16,517)
Capital Share Transactions (1):
Shares Issued	648,827 *	1,857,448	2,756,160	767,445	1,087,323	609,131
Shares Issued in Lieu of Cash Distributions	49,879	798,952	722,554	12,312	21,544	16,079
Shares Redeemed	(793,484)	(2,493,743)	(1,839,654)	(502,766)	(425,908)	(78,148)
Net Increase (Decrease) from Capital Share Transactions	(94,778)	162,657	1,639,060	276,991	682,959	547,062
Total Increase (Decrease) in Net Assets	(733,825)	(3,298,901)	64,568	181,431	110,531	557,761
Net Assets
Beginning of Period	5,503,945	8,802,846	8,738,278	1,320,562	1,210,031	652,270
End of Period	$4,770,120	$5,503,945	$8,802,846	$1,501,993	$1,320,562	$1,210,031
(1) Shares Issued and Redeemed:
Shares Issued	46,500	84,519	93,005	112,461	107,874	50,720
Shares Issued in Lieu of Cash Distributions	3,548	34,137	24,691	1,948	2,264	1,371
Shares Redeemed	(60,680)	(113,726)	(62,068)	(75,328)	(43,396)	(6,544)
	(10,632)	4,930	55,628	39,081	66,742	45,547
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(6,242)	$31,701	$8,847	$4,256	$257	$344

*  Includes $28,400 in capital contributions related to the liquidation of The U.S. Small Cap Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Core Equity 2 Portfolio			U.S. Vector Equity Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,903	$47,930	$34,532	$8,404	$15,482	$9,503
Net Realized Gain (Loss) on:
Investment Securities Sold	(24,584)	(45,734)	(15,734)	(72,393)	(13,893)	(1,810)
Futures	3,212	—	—	407	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(173,928)	(1,104,305)	(32,306)	(8,919)	(400,041)	(41,111)
Futures	(1)	1	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(165,398)	(1,102,108)	(13,508)	(72,501)	(398,452)	(33,418)
Distributions From:
Net Investment Income:
Institutional Class Shares	(22,919)	(48,004)	(34,490)	(10,104)	(14,964)	(7,650)
Net Short-Term Gains:
Institutional Class Shares	—	—	(1,625)	—	—	(6,329)
Net Long-Term Gains:
Institutional Class Shares	—	—	(1,516)	—	—	—
Total Distributions	(22,919)	(48,004)	(37,631)	(10,104)	(14,964)	(13,979)
Capital Share Transactions (1):
Shares Issued	1,126,674	1,647,226	2,019,061	294,003	599,481	689,895
Shares Issued in Lieu of Cash Distributions	22,547	47,199	37,027	9,931	14,671	13,800
Shares Redeemed	(668,976)	(982,705)	(281,839)	(189,895)	(309,855)	(99,868)
Net Increase (Decrease) from Capital Share Transactions	480,245	711,720	1,774,249	114,039	304,297	603,827
Total Increase (Decrease) in Net Assets	291,928	(438,392)	1,723,110	31,434	(109,119)	556,430
Net Assets
Beginning of Period	2,501,028	2,939,420	1,216,310	850,623	959,742	403,312
End of Period	$2,792,956	$2,501,028	$2,939,420	$882,057	$850,623	$959,742
(1) Shares Issued and Redeemed:
Shares Issued	168,818	166,628	165,360	46,550	59,904	57,308
Shares Issued in Lieu of Cash Distributions	3,641	5,013	3,137	1,618	1,411	1,170
Shares Redeemed	(102,417)	(97,859)	(23,138)	(31,242)	(31,898)	(8,342)
	70,042	73,782	145,359	16,926	29,417	50,136
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$7,561	$399	$473	$1,937	$3,637	$3,119

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio			U.S. Small Cap Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 4, 2007(a) to Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,467	$6,271	$167	$13,445	$21,360	$33,291
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	—	—	243,531	216,208
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(41,961)	(7,078)	(310)	(82,696)	(116,947)	2,061
Futures	(854)	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	4,359	(179,572)	(1,432)	(70,778)	(1,073,797)	(321,609)
Futures	(2)	1	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,991)	(180,378)	(1,575)	(140,029)	(925,853)	(70,049)
Distributions From:
Net Investment Income:
Institutional Class Shares	(9,041)	(4,648)	—	(17,445)	(26,222)	(32,047)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	(8,922)	(34,803)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	(173,725)	(134,723)
Total Distributions	(9,041)	(4,648)	—	(17,445)	(208,869)	(201,573)
Capital Share Transactions (1):
Shares Issued	928,286	995,838	120,639	520,712 *	937,947	727,472
Shares Issued in Lieu of Cash Distributions	8,950	4,587	—	16,338	204,052	197,467
Shares Redeemed	(407,511)	(336,741)	(12,557)	(431,453)	(1,225,521)	(665,423)
Net Increase (Decrease) from Capital Share Transactions	529,725	663,684	108,082	105,597	(83,522)	259,516
Total Increase (Decrease) in Net Assets	492,693	478,658	106,507	(51,877)	(1,218,244)	(12,106)
Net Assets
Beginning of Period	585,165	106,507	—	2,066,849	3,285,093	3,297,199
End of Period	$1,077,858	$585,165	$106,507	$2,014,972	$2,066,849	$3,285,093
(1) Shares Issued and Redeemed:
Shares Issued	168,209	125,252	12,664	45,197	54,875	33,265
Shares Issued in Lieu of Cash Distributions	1,742	543	—	1,470	10,771	9,289
Shares Redeemed	(76,543)	(44,316)	(1,335)	(39,637)	(70,022)	(30,180)
	93,408	81,479	11,329	7,030	(4,376)	12,374
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,253	$1,827	$173	$2,439	$7,754	$3,498

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

*  Includes $8,355 in capital contributions related to the liquidation of The U.S. Small Cap Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Micro Cap Portfolio			DFA Real Estate Securities Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,246	$33,434	$45,400	$42,882	$68,746	$57,485
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	379,091	436,439	—	—	—
Investment Securities	—	—	—	6,324	42,861	41,558
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(70,233)	(130,372)	(3,367)	(32,444)	(142,397)	181,105
Futures	—	—	—	(1,065)	(1,472)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(249,205)	(1,674,701)	(655,320)	(364,250)	(893,193)	(762,357)
Futures	—	—	—	(10)	10	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(303,192)	(1,392,548)	(176,848)	(348,563)	(925,445)	(482,209)
Distributions From:
Net Investment Income:
Institutional Class Shares	(47,022)	(42,596)	(40,532)	(58,784)	(31,389)	(62,692)
Net Short-Term Gains:
Institutional Class Shares	—	(40,254)	(62,657)	—	(3,305)	(2,939)
Net Long-Term Gains:
Institutional Class Shares	—	(350,779)	(324,224)	—	(200,903)	(70,533)
Total Distributions	(47,022)	(433,629)	(427,413)	(58,784)	(235,597)	(136,164)
Capital Share Transactions (1):
Shares Issued	277,521 *	799,061	1,088,866	438,029	946,371	1,093,839
Shares Issued in Lieu of Cash Distributions	45,582	425,522	415,408	57,364	232,037	133,705
Shares Redeemed	(441,377)	(1,174,552)	(1,023,645)	(346,523)	(941,862)	(774,740)
Net Increase (Decrease) from Capital Share Transactions	(118,274)	50,031	480,629	148,870	236,546	452,804
Total Increase (Decrease) in Net Assets	(468,488)	(1,776,146)	(123,632)	(258,477)	(924,496)	(165,569)
Net Assets
Beginning of Period	2,924,225	4,700,371	4,824,003	1,746,961	2,671,457	2,837,026
End of Period	$2,455,737	$2,924,225	$4,700,371	$1,488,484	$1,746,961	$2,671,457
(1) Shares Issued and Redeemed:
Shares Issued	35,654	65,963	68,282	38,117	41,914	34,996
Shares Issued in Lieu of Cash Distributions	5,853	32,229	26,806	4,846	9,889	4,257
Shares Redeemed	(58,983)	(97,545)	(64,141)	(29,989)	(41,934)	(24,958)
	(17,476)	647	30,947	12,974	9,869	14,295
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$4,645	$36,069	$6,812	$18,311	$34,213	$161

*  Includes $11,529 in capital contributions related to the liquidation of The U.S. Micro Cap Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Large Cap International Portfolio			International Core Equity Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$18,006	$56,577	$51,732	$36,889	$76,838	$39,035
Net Realized Gain (Loss) on:
Investment Securities Sold	(145,677)	(19,013)	37,442	(72,672)	(11,335)	24,982
Futures	919	—	—	(2,556)	—	—
Foreign Currency Transactions	344	(1,346)	174	507	(911)	105
In-Kind Redemptions	—	14,987 *	—	—	7,590 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	70,415	(1,012,012)	231,080	57,555	(1,484,029)	105,889
Futures	—	—	—	(15)	15	—
Translation of Foreign Currency Denominated Amounts	(105)	65	(44)	(116)	73	59
Net Increase (Decrease) in Net Assets Resulting from Operations	(56,098)	(960,742)	320,384	19,592	(1,411,759)	170,070
Distributions From:
Net Investment Income:
Institutional Class Shares	(11,344)	(53,392)	(51,063)	(14,857)	(76,637)	(38,518)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	(7,592)	(2,252)
Net Long-Term Gains:
Institutional Class Shares	—	(28,968)	—	—	(17,164)	(205)
Total Distributions	(11,344)	(82,360)	(51,063)	(14,857)	(101,393)	(40,975)
Capital Share Transactions (1):
Shares Issued	255,577	534,434	529,554	1,144,738	1,729,052	1,460,555
Shares Issued in Lieu of Cash Distributions	10,933	78,686	47,880	14,432	97,113	39,306
Shares Redeemed	(346,512)	(587,338)*	(295,814)	(601,298)	(674,151)*	(137,846)
Net Increase (Decrease) from Capital Share Transactions	(80,002)	25,782	281,620	557,872	1,152,014	1,362,015
Total Increase (Decrease) in Net Assets	(147,444)	(1,017,320)	550,941	562,607	(361,138)	1,491,110
Net Assets
Beginning of Period	1,206,860	2,224,180	1,673,239	1,981,049	2,342,187	851,077
End of Period	$1,059,416	$1,206,860	$2,224,180	$2,543,656	$1,981,049	$2,342,187
(1) Shares Issued and Redeemed:
Shares Issued	18,776	24,768	20,502	165,175	156,232	103,681
Shares Issued in Lieu of Cash Distributions	844	3,394	1,862	2,273	8,456	2,819
Shares Redeemed	(25,980)	(28,525)	(11,428)	(89,803)	(62,282)	(9,741)
	(6,360)	(363)	10,936	77,645	102,406	96,759
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$7,111	$449	$(1,254)	$21,547	$(485)	$1,609

*  See Note N in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. World ex U.S. Core Equity Portfolio		International Small Company Portfolio
	Six Months Ended April 30, 2009	Period Mar. 6, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,007	$2,171	$42,498	$131,960	$108,657
Net Realized Gain (Loss) on:
Investment Securities Sold	(10,026)	(2,290)	(84,103)	(120,455)	331,045
Futures	(660)	—	592	(569)	—
Foreign Currency Transactions	(73)	6	(534)	(3,640)	1,035
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	33,728	(87,743)	144,069	(2,759,513)	162,772
Futures	(1)	1	1	(1)	—
Translation of Foreign Currency Denominated Amounts	(73)	56	(546)	188	160
Change in Deferred Thailand Capital Gains Tax	(16)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting fromOperations	27,886	(87,799)	101,977	(2,752,030)	603,669
Distributions From:
Net Investment Income:
Institutional Class Shares	(2,653)	(1,192)	(28,111)	(132,809)	(114,210)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(36,135)	(28,033)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(278,291)	(129,328)
Total Distributions	(2,653)	(1,192)	(28,111)	(447,235)	(271,571)
Capital Share Transactions (1):
Shares Issued	379,751	408,243	482,475	1,327,412	1,085,538
Shares Issued in Lieu of Cash Distributions	2,616	1,155	26,794	430,141	258,985
Shares Redeemed	(181,062)	(92,089)	(554,496)	(1,071,124)	(625,483)
Net Increase (Decrease) from Capital Share Transactions	201,305	317,309	(45,227)	686,429	719,040
Total Increase (Decrease) in Net Assets	226,538	228,318	28,639	(2,512,836)	1,051,138
Net Assets
Beginning of Period	228,318	—	3,084,373	5,597,209	4,546,071
End of Period	$454,856	$228,318	$3,113,012	$3,084,373	$5,597,209
(1) Shares Issued and Redeemed:
Shares Issued	69,629	51,464	50,438	83,183	52,082
Shares Issued in Lieu of Cash Distributions	496	124	2,875	24,110	13,230
Shares Redeemed	(33,952)	(12,532)	(58,653)	(70,097)	(30,074)
	36,173	39,056	(5,340)	37,196	35,238
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,368	$1,014	$23,285	$8,898	$6,151

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Japanese Small Company Portfolio			Asia Pacific Small Company Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,274	$3,548	$3,072	$1,060	$4,300	$3,553
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,754)	(22,824)	(7,840)	(5,299)	(21,574)	4,912
Futures	43	(10)	—	(89)	(34)	—
Foreign Currency Transactions	215	(46)	(35)	(36)	(193)	93
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	7,216	(35,124)	365	9,061	(69,553)	32,175
Translation of Foreign Currency Denominated Amounts	(91)	60	19	18	(15)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,903	(54,396)	(4,419)	4,715	(87,069)	40,731
Distributions From:
Net Investment Income:
Institutional Class Shares	(1,399)	(3,574)	(2,759)	(1,584)	(4,433)	(3,089)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	—	—
Total Distributions	(1,399)	(3,574)	(2,759)	(1,584)	(4,433)	(3,089)
Capital Share Transactions (1):
Shares Issued	14,941	32,726	102,980	7,899	51,749	58,296
Shares Issued in Lieu of Cash Distributions	1,299	3,367	2,746	1,402	4,090	3,008
Shares Redeemed	(56,477)	(43,830)	(68,425)	(14,846)	(46,600)	(24,176)
Net Increase (Decrease) from Capital Share Transactions	(40,237)	(7,737)	37,301	(5,545)	9,239	37,128
Total Increase (Decrease) in Net Assets	(37,733)	(65,707)	30,123	(2,414)	(82,263)	74,770
Net Assets
Beginning of Period	133,373	199,080	168,957	64,044	146,307	71,537
End of Period	$95,640	$133,373	$199,080	$61,630	$64,044	$146,307
(1) Shares Issued and Redeemed:
Shares Issued	1,350	2,312	5,861	724	2,384	2,409
Shares Issued in Lieu of Cash Distributions	105	220	157	137	168	131
Shares Redeemed	(4,481)	(3,276)	(3,939)	(1,413)	(2,157)	(979)
	(3,026)	(744)	2,079	(552)	395	1,561
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$839	$964	$894	$(112)	$412	$621

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	United Kingdom Small Company Portfolio			Continental Small Company Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$489	$1,182	$899	$989	$4,234	$2,554
Net Realized Gain (Loss) on:
Investment Securities Sold	(731)	(771)	1,545	(1,441)	(16,519)	7,620
Futures	25	—	—	(137)	(16)	—
Foreign Currency Transactions	(45)	(77)	13	(56)	(16)	39
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	1,213	(24,744)	(2,123)	893	(81,292)	4,064
Futures	—	—	—	(1)	1	—
Translation of Foreign Currency Denominated Amounts	(8)	11	—	10	(30)	10
Net Increase (Decrease) in Net Assets Resulting from Operations	943	(24,399)	334	257	(93,638)	14,287
Distributions From:
Net Investment Income:
Institutional Class Shares	(258)	(1,104)	(1,097)	(117)	(3,979)	(2,638)
Return of Capital	—	(19)	—	—	(97)	—
Net Short-Term Gains:
Institutional Class Shares	—	(123)	(217)	—	(347)	(549)
Net Long-Term Gains:
Institutional Class Shares	—	(1,311)	(1,092)	—	(6,764)	(1,842)
Total Distributions	(258)	(2,557)	(2,406)	(117)	(11,187)	(5,029)
Capital Share Transactions (1):
Shares Issued	2,650	25,474	11,009	9,291	72,836	94,168
Shares Issued in Lieu of Cash Distributions	227	2,517	2,404	107	10,871	4,921
Shares Redeemed	(7,015)	(12,291)	(6,010)	(22,998)	(55,803)	(27,699)
Net Increase (Decrease) from Capital Share Transactions	(4,138)	15,700	7,403	(13,600)	27,904	71,390
Total Increase (Decrease) in Net Assets	(3,453)	(11,256)	5,331	(13,460)	(76,921)	80,648
Net Assets
Beginning of Period	25,883	37,139	31,808	93,988	170,909	90,261
End of Period	$22,430	$25,883	$37,139	$80,528	$93,988	$170,909
(1) Shares Issued and Redeemed:
Shares Issued	206	1,087	327	932	3,830	4,007
Shares Issued in Lieu of Cash Distributions	18	96	74	11	539	227
Shares Redeemed	(552)	(556)	(179)	(2,381)	(3,056)	(1,195)
	(328)	627	222	(1,438)	1,313	3,039
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$190	$(41)	$(171)	$829	$(43)	$(198)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA International Real Estate Securities Portfolio			DFA Global Real Estate Securities Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period March 1, 2007(a) to Nov. 30, 2007	Six Months Ended April 30, 2009	Period June 4, 2008(a) to Oct. 31, 2008
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,703	$22,511	$4,578	$4,486	$(10)
Net Realized Gain (Loss) on:
Investment Securities Sold	(19,225)	(13,579)	(3)	(5,572)	(280)
Futures		234			—
Foreign Currency Transactions	(369)	(521)	9	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(44,328)	(363,676)	(25,701)	(12,940)	(34,668)
Translation of Foreign Currency Denominated Amounts	89	(124)	14	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(47,896)	(355,389)	(21,103)	(14,026)	(34,958)
Distributions From:
Net Investment Income:
Institutional Class Shares	(11,227)	(19,783)	(2,361)	(2,346)	—
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(24)	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	—
Total Distributions	(11,227)	(19,783)	(2,361)	(2,370)	—
Capital Share Transactions (1):
Shares Issued	188,879	580,235	375,453	163,370	144,246
Shares Issued in Lieu of Cash Distributions	11,113	19,359	2,263	2,351	—
Shares Redeemed	(91,651)	(166,782)	(17,412)	(41,515)	(18,616)
Net Increase (Decrease) from Capital Share Transactions	108,341	432,812	360,304	124,206	125,630
Total Increase (Decrease) in Net Assets	49,218	57,640	336,840	107,810	90,672
Net Assets
Beginning of Period	394,480	336,840	—	90,672	—
End of Period	$443,698	$394,480	$336,840	$198,482	$90,672
(1) Shares Issued and Redeemed:
Shares Issued	52,423	81,466	37,594	33,518	17,468
Shares Issued in Lieu of Cash Distributions	3,104	2,444	239	445	—
Shares Redeemed	(26,286)	(25,570)	(1,821)	(8,962)	(2,460)
	29,241	58,340	36,012	25,001	15,008
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$8,565	$4,089	$1,877	$2,146	$6

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA International Small Cap Value Portfolio			International Vector Equity Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period August 14, 2008(a) to Oct. 31, 2008
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$61,949	$222,701	$162,639	$1,833	$246
Net Realized Gain (Loss) on:
Investment Securities Sold	(52,731)	28,945	682,920	(3,740)	(27)
Futures	(9,031)	(1,804)	—	(231)	—
Foreign Currency Transactions	(3,911)	(3,478)	3,452	(72)	(19)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	168,805	(4,209,886)	(197,398)	9,612	(16,902)
Futures	(27)	28	—	(1)	1
Translation of Foreign Currency Denominated Amounts	(593)	112	46	(8)	15
Net Increase (Decrease) in Net Assets Resulting from Operations	164,461	(3,963,382)	651,659	7,393	(16,686)
Distributions From:
Net Investment Income:
Institutional Class Shares	(29,451)	(245,481)	(179,161)	(607)	—
Net Short-Term Gains:
Institutional Class Shares	—	(65,513)	(22,039)	—	—
Net Long-Term Gains:
Institutional Class Shares	(25,433)	(533,622)	(365,355)	—	—
Total Distributions	(54,884)	(844,616)	(566,555)	(607)	—
Capital Share Transactions (1):
Shares Issued	878,465	2,492,365	2,243,987	157,205	88,814
Shares Issued in Lieu of Cash Distributions	52,661	812,456	539,597	590	—
Shares Redeemed	(823,698)	(1,877,934)	(1,420,896)	(61,439)	(5,354)
Net Increase (Decrease) from Capital Share Transactions	107,428	1,426,887	1,362,688	96,356	83,460
Total Increase (Decrease) in Net Assets	217,005	(3,381,111)	1,447,792	103,142	66,774
Net Assets
Beginning of Period	4,799,748	8,180,859	6,733,067	66,774	—
End of Period	$5,016,753	$4,799,748	$8,180,859	$169,916	$66,774
(1) Shares Issued and Redeemed:
Shares Issued	85,104	143,771	98,177	24,661	10,648
Shares Issued in Lieu of Cash Distributions	5,199	43,511	25,571	99	—
Shares Redeemed	(82,486)	(114,727)	(62,812)	(9,968)	(741)
	7,817	72,555	60,936	14,792	9,907
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$33,179	$681	$33,083	$1,458	$232

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Emerging Markets Portfolio			Emerging Markets Small Cap Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,931	$65,186	$61,164	$7,040	$27,317	$17,268
Net Realized Gain (Loss) on:
Investment Securities Sold	(24,232)	25,666	138,572	(34,090)	(21,877)	98,170
Futures	(2,335)	(348)	—	(865)	(404)	—
Foreign Currency Transactions	(844)	(820)	(116)	133	(1,270)	(319)
In-Kind Redemptions	17,779	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	122,755	(1,562,393)	809,069	178,585	(754,950)	268,054
Futures	(30)	30	—	(9)	9	—
Translation of Foreign Currency Denominated Amounts	94	(130)	(26)	114	(175)	74
Change in Deferred Thailand Capital Gains Tax	(242)	2,600	(825)	(81)	1,394	(451)
Net Increase (Decrease) in Net Assets Resulting from Operations	124,876	(1,470,209)	1,007,838	150,827	(749,956)	382,796
Distributions From:
Net Investment Income:
Institutional Class Shares	(11,651)	(63,916)	(50,360)	(5,998)	(24,950)	(13,632)
Net Short-Term Gains:
Institutional Class Shares	—	(855)	—	—	(7,087)	(5,938)
Net Long-Term Gains:
Institutional Class Shares	(20,948)	(126,608)	(14,375)	—	(83,694)	(46,706)
Total Distributions	(32,599)	(191,379)	(64,735)	(5,998)	(115,731)	(66,276)
Capital Share Transactions (1):
Shares Issued	212,808	564,637	654,824	123,413	293,300	507,036
Shares Issued in Lieu of Cash Distributions	29,546	160,500	52,208	5,443	95,251	60,107
Shares Redeemed	(396,501)	(943,731)	(606,683)	(106,732)	(433,687)	(264,459)
Net Increase (Decrease) from Capital Share Transactions	(154,147)	(218,594)	100,349	22,124	(45,136)	302,684
Total Increase (Decrease) in Net Assets	(61,870)	(1,880,182)	1,043,452	166,953	(910,823)	619,204
Net Assets
Beginning of Period	1,508,260	3,388,442	2,344,990	547,329	1,458,152	838,948
End of Period	$1,446,390	$1,508,260	$3,388,442	$714,282	$547,329	$1,458,152
(1) Shares Issued and Redeemed:
Shares Issued	13,396	20,801	21,863	13,518	17,412	23,711
Shares Issued in Lieu of Cash Distributions	1,872	5,181	1,846	596	4,649	3,382
Shares Redeemed	(25,514)	(33,697)	(19,853)	(11,710)	(24,805)	(12,406)
	(10,246)	(7,715)	3,856	2,404	(2,744)	14,687
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,106	$5,826	$10,896	$4,493	$3,451	$2,393

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Emerging Markets Core Equity Portfolio			DFA One-Year Fixed Income Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$14,192	$42,186	$24,655	$39,633	$102,695	$149,623
Net Realized Gain (Loss) on:
Investment Securities Sold	(27,608)	(64,050)	7,602	1,754	—	—
Futures	(873)	—	—	—	—	—
Foreign Currency Transactions	(772)	(1,282)	(348)	—	—	—
In-Kind Redemptions	—	1,902 *	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	286,453	(1,113,650)	426,503	37,318	(14,362)†	2,923 †
Futures	(4)	4	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(70)	30	(1)	—	—	—
Change in Deferred Thailand Capital Gains Tax	(350)	1,150	(772)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	270,968	(1,133,710)	457,639	78,705	88,333	152,546
Distributions From:
Net Investment Income:
Institutional Class Shares	(5,259)	(40,942)	(23,343)	(42,792)	(102,391)	(149,471)
Return of Capital	—	(204)	—	—	—	—
Net Short-Term Gains:
Institutional Class Shares	—	(1,827)	(1,657)	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	(5,265)	(1,602)	—	—	—
Total Distributions	(5,259)	(48,238)	(26,602)	(42,792)	(102,391)	(149,471)
Capital Share Transactions (1):
Shares Issued	583,883	940,532	857,837	788,472	1,593,555	2,045,675
Shares Issued in Lieu of Cash Distributions	5,110	47,045	25,903	41,761	100,257	146,025
Shares Redeemed	(318,000)	(479,569)*	(307,447)	(822,312)	(1,714,911)	(1,383,749)
Net Increase (Decrease) from Capital Share Transactions	270,993	508,008	576,293	7,921	(21,099)	807,951
Total Increase (Decrease) in Net Assets	536,702	(673,940)	1,007,330	43,834	(35,157)	811,026
Net Assets
Beginning of Period	1,155,526	1,829,466	822,136	3,194,420	3,229,577	2,418,551
End of Period	$1,692,228	$1,155,526	$1,829,466	$3,238,254	$3,194,420	$3,229,577
(1) Shares Issued and Redeemed:
Shares Issued	60,708	59,236	46,855	76,998	156,545	200,504
Shares Issued in Lieu of Cash Distributions	557	3,094	1,454	4,088	9,865	14,346
Shares Redeemed	(33,882)	(31,680)	(16,331)	(80,255)	(168,625)	(135,669)
	27,383	30,650	31,978	831	(2,215)	79,181
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$8,888	$(45)	$(11)	$6,544	$9,703	$545

*  See Note N in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio			DFA Selectively Hedged Global Fixed Income Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Jan. 9, 2008(a) to Oct. 31, 2008
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$35,005	$120,570	$71,628	$3,451	$5,310
Net Realized Gain (Loss) on:
Investment Securities Sold	3,348	—	—	23	84
Foreign Currency Transactions	24,650	—	—	(17,263)	(7,531)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,166	(29,349)†	64,546 †	18,013	(28,840)
Translation of Foreign Currency Denominated Amounts	476	—	—	494	(472)
Net Increase (Decrease) in Net Assets Resulting from Operations	68,645	91,221	136,174	4,718	(31,449)
Distributions From:
Net Investment Income:
Institutional Class Shares	(98,485)	(99,225)	(78,938)	—	—
Return of Capital	—	—	—	—	(68)
Net Short-Term Gains:
Institutional Class Shares	—	(300)	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	(299)	—	—	—
Total Distributions	(98,485)	(99,824)	(78,938)	—	(68)
Capital Share Transactions (1):
Shares Issued	514,576	860,433	1,087,521	28,863	300,770
Shares Issued in Lieu of Cash Distributions	97,476	98,963	78,258	—	68
Shares Redeemed	(739,000)	(923,706)	(548,739)	(43,195)	(71,156)
Net Increase (Decrease) from Capital Share Transactions	(126,948)	35,690	617,040	(14,332)	229,682
Total Increase (Decrease) in Net Assets	(156,788)	27,087	674,276	(9,614)	198,165
Net Assets
Beginning of Period	3,124,985	3,097,898	2,423,622	198,165	—
End of Period	$2,968,197	$3,124,985	$3,097,898	$188,551	$198,165
(1) Shares Issued and Redeemed:
Shares Issued	50,067	83,111	105,633	3,216	29,751
Shares Issued in Lieu of Cash Distributions	9,651	9,614	7,641	—	7
Shares Redeemed	(72,089)	(89,218)	(53,359)	(4,884)	(7,505)
	(12,371)	3,507	59,915	(1,668)	22,253
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$14,626	$78,106	$206	$3,455	$4

*  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Five-Year Government Portfolio			DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,934	$30,580	$51,637	$37,859	$83,061	$87,390
Net Realized Gain (Loss) on: Investment Securities Sold	26,010	2,704	—	12,847	(7,737)	(13,531)
Foreign Currency Transactions	—	—	—	45,909	(17,965)	(29,264)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	17,627	4,964	645	17,819	8,004	31,164
Translation of Foreign Currency Denominated Amounts	—	—	—	2,635	(14,921)	67,297
Net Increase (Decrease) in Net Assets Resulting from Operations	56,571	38,248	52,282	117,069	50,442	143,056
Distributions From:
Net Investment Income:
Institutional Class Shares	(14,021)	(38,626)	(49,378)	(14,092)	(96,473)	(60,967)
Return of Capital	—	—	—	—	(5,349)	—
Total Distributions	(14,021)	(38,626)	(49,378)	(14,092)	(101,822)	(60,967)
Capital Share Transactions (1):
Shares Issued	151,362	358,924	467,057	425,442	1,006,419	1,355,752
Shares Issued in Lieu of Cash Distributions	13,222	37,437	48,237	13,271	96,878	58,427
Shares Redeemed	(359,481)	(497,555)	(233,710)	(969,486)	(1,217,579)	(399,133)
Net Increase (Decrease) from Capital Share Transactions	(194,897)	(101,194)	281,584	(530,773)	(114,282)	1,015,046
Total Increase (Decrease) in Net Assets	(152,347)	(101,572)	284,488	(427,796)	(165,662)	1,097,135
Net Assets
Beginning of Period	1,115,037	1,216,609	932,121	3,319,257	3,484,919	2,387,784
End of Period	$962,690	$1,115,037	$1,216,609	$2,891,461	$3,319,257	$3,484,919
(1) Shares Issued and Redeemed:
Shares Issued	14,011	34,739	44,986	38,957	93,497	126,584
Shares Issued in Lieu of Cash Distributions	1,229	3,640	4,674	1,224	9,019	5,452
Shares Redeemed	(33,268)	(48,135)	(22,517)	(88,860)	(113,277)	(37,300)
	(18,028)	(9,756)	27,143	(48,679)	(10,761)	94,736
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$4,052	$5,139	$13,185	$25,144	$1,377	$35,427

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio			DFA Short-Term Extended Quality Portfolio	DFA Inflation-Protected Securities Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period March 4, 2009(a) to April 30, 2009	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,509	$55,814	$51,217	$632	$(9,444)	$22,209	$4,228
Net Realized Gain (Loss) on Investment Securities Sold	6,168	6,370	99	—	(737)	416	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	63,058	(24,474)	43,651	1,240	50,514	(60,021)	11,920
Net Increase (Decrease) in Net Assets Resulting from Operations	96,735	37,710	94,967	1,872	40,333	(37,396)	16,148
Distributions From:
Net Investment Income:
Institutional Class Shares	(28,463)	(59,933)	(46,222)	(188)	(3,971)	(19,588)	(2,996)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	(80)	—	—
Net Long-Term Gains:
Institutional Class Shares	(6,325)	(112)	(310)	—	(401)	—	—
Total Distributions	(34,788)	(60,045)	(46,532)	(188)	(4,452)	(19,588)	(2,996)
Capital Share Transactions (1):
Shares Issued	244,227	443,281	484,902	161,227	207,950	273,593	197,991
Shares Issued in Lieu of Cash Distributions	32,866	56,181	42,284	188	4,436	19,520	2,996
Shares Redeemed	(305,431)	(543,466)	(132,160)	(832)	(97,713)	(104,785)	(8,035)
Net Increase (Decrease) from Capital Share Transactions	(28,338)	(44,004)	395,026	160,583	114,673	188,328	192,952
Total Increase (Decrease) in Net Assets	33,609	(66,339)	443,461	162,267	150,554	131,344	206,104
Net Assets
Beginning of Period	1,248,514	1,314,853	871,392	—	371,747	240,403	34,299
End of Period	$1,282,123	$1,248,514	$1,314,853	$162,267	$522,301	$371,747	$240,403
(1) Shares Issued and Redeemed:
Shares Issued	19,813	37,222	42,833	16,096	20,772	25,237	19,382
Shares Issued in Lieu of Cash Distributions	2,677	4,761	3,751	19	458	1,803	298
Shares Redeemed	(24,833)	(45,743)	(11,629)	(83)	(9,876)	(9,793)	(786)
	(2,343)	(3,760)	34,955	16,032	11,354	17,247	18,894
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,430	$10,384	$14,503	$444	$(9,463)	$3,952	$1,299

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio			DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,814	$18,477	$25,609	$2,065	$3,606	$1,493
Net Realized Gain (Loss) on Investment Securities Sold	—	—	—	26	(19)	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	21,795	(3,435)	2,926	4,941	(1,259)	210
Net Increase (Decrease) in Net Assets Resulting from Operations	31,609	15,042	28,535	7,032	2,328	1,699
Distributions From:
Net Investment Income:
Institutional Class Shares	(10,207)	(18,834)	(24,969)	(2,147)	(3,577)	(1,116)
Total Distributions	(10,207)	(18,834)	(24,969)	(2,147)	(3,577)	(1,116)
Capital Share Transactions (1):
Shares Issued	294,339	411,057	452,239	61,809	152,527	143,647
Shares Issued in Lieu of Cash Distributions	9,947	18,360	24,353	2,085	3,453	1,060
Shares Redeemed	(304,066)	(382,133)	(229,674)	(56,109)	(102,799)	(16,307)
Net Increase (Decrease) from Capital Share Transactions	220	47,284	246,918	7,785	53,181	128,400
Total Increase (Decrease) in Net Assets	21,622	43,492	250,484	12,670	51,932	128,983
Net Assets
Beginning of Period	991,918	948,426	697,942	180,915	128,983	—
End of Period	$1,013,540	$991,918	$948,426	$193,585	$180,915	$128,983
(1) Shares Issued and Redeemed:
Shares Issued	28,959	40,917	45,158	6,086	15,158	14,330
Shares Issued in Lieu of Cash Distributions	982	1,829	2,434	206	344	106
Shares Redeemed	(29,946)	(38,066)	(22,928)	(5,535)	(10,222)	(1,624)
	(5)	4,680	24,664	757	5,280	12,812
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,777	$2,170	$2,527	$357	$439	$399

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$28.57		$43.61		$41.24		$36.79		$34.59		$31.16		$27.56
Income From Investment Operations
Net Investment Income (Loss)	0.37	(A)	0.72	(A)	0.80	(A)	0.71	(A)	0.60		0.61		0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.77)		(14.96)		2.33		4.41		2.28		3.31		3.57
Total From Investment Operations	(2.40)		(14.24)		3.13		5.12		2.88		3.92		4.04
Less Distributions
Net Investment Income	(0.42)		(0.80)		(0.76)		(0.67)		(0.68)		(0.49)		(0.44)
Net Realized Gains	—		—		—		—		—		—		—
Total Distributions	(0.42)		(0.80)		(0.76)		(0.67)		(0.68)		(0.49)		(0.44)
Net Asset Value, End of Period	$25.75		$28.57		$43.61		$41.24		$36.79		$34.59		$31.16
Total Return	(8.31	)%(C)	(33.14	)%(C)	7.66%		14.12%		8.41%		12.68%		14.90%
Net Assets, End of Period (thousands)	$2,272,229		$2,544,038		$3,415,833		$2,868,811		$2,088,128		$1,440,869		$1,017,265
Ratio of Expenses to Average Net Assets	0.15	%(B)(D)	0.15	%(B)(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.17	%(B)(D)	0.15	%(B)(D)	0.15	%(D)	0.19	%(D)	0.30	%(D)	0.30	%(D)	0.30	%(D)
Ratio of Net Investment Income to Average Net Assets	3.00	%(B)	2.05	%(B)	1.85%		1.85%		1.78%		1.92%		1.66%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

	Enhanced U.S. Large Company Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$6.47		$10.91		$10.95		$9.82		$9.35		$8.42		$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.39	(A)	0.30	(A)	0.12	(A)	0.29		0.09		0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.56)		(3.74)		0.45		1.19		0.37		0.94		1.02
Total From Investment Operations	(0.50)		(3.35)		0.75		1.31		0.66		1.03		1.12
Less Distributions
Net Investment Income	(0.56)		(0.36)		(0.36)		(0.18)		(0.19)		(0.10)		(0.11)
Net Realized Gains	(0.06)		(0.73)		(0.43)		—		—		—		—
Total Distributions	(0.62)		(1.09)		(0.79)		(0.18)		(0.19)		(0.10)		(0.11)
Net Asset Value, End of Period	$5.35		$6.47		$10.91		$10.95		$9.82		$9.35		$8.42
Total Return	(7.77	)%(C)	(33.89	)%(C)	7.13%		13.52%		7.08%		12.28%		15.39%
Net Assets, End of Period (thousands)	$145,041		$200,331		$337,050		$347,216		$313,543		$221,744		$141,489
Ratio of Expenses to Average Net Assets	0.28	%(B)**	0.25	%(B)(D)	0.25	%(D)	0.26	%(D)	0.34	%(D)	0.37	%(D)	0.36	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.28	%(B)**	0.25	%(B)(D)	0.25	%(D)	0.26	%(D)	0.34	%(D)	0.37	%(D)	0.36	%(D)
Ratio of Net Investment Income to Average Net Assets	2.22	%(B)	4.74	%(B)	2.67%		1.19%		3.11%		0.95%		1.32%
Portfolio Turnover Rate	36	%(C)*	N/A		N/A		N/A		N/A		N/A		N/A

*  For the period February 28, 2009 through April 30, 2009. Effective February 28, 2009, the Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio														U.S. Targeted Value Portfolio- Class R1 Shares
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Six Months Ended April 30, 2009		Period Jan. 31, 2008(a) to Oct. 31, 2008
	(Unaudited)														(Unaudited)
Net Asset Value, Beginning of Period	$14.58		$24.44		$25.40		$21.93		$19.37		$16.14		$13.63		$7.43		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.36	(A)	0.33	(A)	0.38	(A)	0.30		0.16		0.20		0.05	(A)	0.09	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.69)		(8.83)		(0.43)		3.50		2.49		3.28		2.50		(0.66)		(2.56)
Total From Investment Operations	(1.50)		(8.47)		(0.10)		3.88		2.79		3.44		2.70		(0.61)		(2.47)
Less Distributions
Net Investment Income	(0.28)		(0.35)		(0.32)		(0.35)		(0.23)		(0.21)		(0.19)		(0.07)		(0.10)
Net Realized Gains	(0.02)		(1.04)		(0.54)		(0.06)		—		—		—		—		—
Total Distributions	(0.30)		(1.39)		(0.86)		(0.41)		(0.23)		(0.21)		(0.19)		(0.07)		(0.10)
Net Asset Value, End of Period	$12.78		$14.58		$24.44		$25.40		$21.93		$19.37		$16.14		$6.75		$7.43
Total Return	(9.97	)%(C)	(36.63	)%(C)	(0.49)%		17.97%		14.49%		21.48%		20.10%		(8.03	)%(C)	(24.96	)%(C)
Net Assets, End of Period (thousands)	$4,746,390		$5,330,448		$7,535,552		$6,410,086		$4,046,083		$2,630,361		$1,709,428		$26,157		$25,599
Ratio of Expenses to Average Net Assets	0.29	%(B)(D)	0.28	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)	0.31	%(D)	0.50	%(B)	0.50	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.11	%(B)	1.86	%(B)	1.28%		1.64%		1.48%		0.89%		1.46%		1.65	%(B)	1.24	%(B)(E)
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A		8	%(C)	20	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio- Class R2 Shares				U.S. Targeted Value Portfolio- Institutional Class Shares
	Six Months Ended April 30, 2009		Period June 30, 2008(a) to Oct. 31, 2008		Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$7.83		$10.00		$10.84		$15.89		$18.69		$17.33		$17.09		$15.14		$12.41
Income From Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.04	(A)	0.08	(A)	0.18	(A)	0.20	(A)	0.21	(A)	0.32		0.86		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.70)		(2.17)		(0.97)		(4.68)		(1.32)		2.84		1.59		2.88		4.12
Total From Investment Operations	(0.65)		(2.13)		(0.89)		(4.50)		(1.12)		3.05		1.91		3.74		4.17
Less Distributions
Net Investment Income	(0.07)		(0.04)		(0.08)		(0.15)		(0.20)		(0.25)		(0.23)		(0.90)		(0.09)
Net Realized Gains	—		—		—		(0.40)		(1.48)		(1.44)		(1.44)		(0.89)		(1.35)
Total Distributions	(0.07)		(0.04)		(0.08)		(0.55)		(1.68)		(1.69)		(1.67)		(1.79)		(1.44)
Net Asset Value, End of Period	$7.11		$7.83		$9.87		$10.84		$15.89		$18.69		$17.33		$17.09		$15.14
Total Return	(8.20	)%(C)	(21.40	)%(C)	(8.07	)%(C)	(29.27	)%(C)	(6.59)%		19.48%		12.17%		27.36%		38.43%
Net Assets, End of Period (thousands)	$1,766		$1,715		$1,096,571		$855,448		$554,805		$215,338		$172,595		$159,325		$96,924
Ratio of Expenses to Average Net Assets	0.65	%(B)	0.66	%(B)(E)	0.39	%(B)	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.50	%(D)	0.47	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.65	%(B)	0.66	%(B)(E)	0.39	%(B)	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.48	%(D)	0.48	%(D)
Ratio of Net Investment Income to Average Net Assets	1.51	%(B)	1.35	%(B)(E)	1.71	%(B)	1.39	%(B)	1.12%		1.19%		1.91%		0.27%		0.41%
Portfolio Turnover Rate	8	%(C)	20	%(C)	8	%(C)	20	%(C)	9	%(C)*	N/A		N/A		N/A		N/A

*  For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$16.32	$26.49	$31.59	$28.74	$27.71	$23.26	$17.70	$7.81	$11.83	$11.50	$10.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.18	(A)	0.30	(A)	0.28	(A)	0.29	0.30	0.08	0.09	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.63)	(7.86)	(2.72)	5.06	2.66	5.73	7.21	(0.61)	(4.03)	0.35	1.28	0.19
Total From Investment Operations	(1.55)	(7.68)	(2.42)	5.34	2.95	6.03	7.29	(0.52)	(3.86)	0.54	1.45	0.22
Less Distributions
Net Investment Income	(0.16)	(0.22)	(0.28)	(0.23)	(0.26)	(0.38)	(0.07)	(0.07)	(0.16)	(0.18)	(0.17)	—
Net Realized Gains	—	(2.27)	(2.40)	(2.26)	(1.66)	(1.20)	(1.66)	—	—	(0.03)	—	—
Total Distributions	(0.16)	(2.49)	(2.68)	(2.49)	(1.92)	(1.58)	(1.73)	(0.07)	(0.16)	(0.21)	(0.17)	—
Net Asset Value, End of Period	$14.61	$16.32	$26.49	$31.59	$28.74	$27.71	$23.26	$7.22	$7.81	$11.83	$11.50	$10.22
Total Return	(9.48	)%(C)	(31.80	)%(C)	(8.41)%	20.29%	11.32%	27.46%	45.92%	(6.57	)%(C)	(32.85	)%(C)	4.68%	14.35%	2.20	%(C)
Net Assets, End of Period (thousands)	$4,770,120	$5,503,945	$8,802,846	$8,738,278	$6,924,234	$5,795,166	$4,209,747	$1,501,993	$1,320,562	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.54	%(B)**	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.20	%(B)	0.20	%(B)	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.54	%(B)**	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.20	%(B)	0.20	%(B)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.22	%(B)	0.86	%(B)	0.98%	0.94%	1.04%	0.04%	0.46%	2.56	%(B)	1.78	%(B)	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	7	%(C)*	N/A	N/A	N/A	N/A	N/A	N/A	7	%(C)	5	%(C)	10%	6%	0	%(C)

*  For the period February 28, 2009 through April 30, 2009. Effective February 28, 2009, the U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Six Months Ended April, 30 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended April, 30 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 30, 2005(a) to Nov. 30, 2006
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$7.73	$11.77	$11.65	$10.24	$10.00	$7.48	$11.38	$11.79	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03	0.07	(A)	0.15	(A)	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.65)	(4.04)	0.13	1.40	0.21	(0.72)	(3.89)	(0.25)	1.73
Total From Investment Operations	(0.57)	(3.87)	0.32	1.57	0.24	(0.65)	(3.74)	(0.09)	1.86
Less Distributions
Net Investment Income	(0.06)	(0.17)	(0.17)	(0.16)	—	(0.08)	(0.16)	(0.14)	(0.07)
Net Realized Gains	—	—	(0.03)	—	—	—	—	(0.18)	—
Total Distributions	(0.06)	(0.17)	(0.20)	(0.16)	—	(0.08)	(0.16)	(0.32)	(0.07)
Net Asset Value, End of Period	$7.10	$7.73	$11.77	$11.65	$10.24	$6.75	$7.48	$11.38	$11.79
Total Return	(7.20	)%(C)	(33.16	)%(C)	2.78%	15.50%	2.40	%(C)	(8.53	)%(C)	(33.29	)%(C)	(0.87)%	18.65	%(C)
Net Assets, End of Period (thousands)	$2,792,956	$2,501,028	$2,939,420	$1,216,310	$182,078	$882,057	$850,623	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23	%(B)	0.23%	0.26%	0.26	%(B)(E)	0.34	%(B)	0.34	%(B)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.23	%(B)	0.23%	0.26%	0.38	%(B)(E)	0.34	%(B)	0.34	%(B)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.49	%(B)	1.77	%(B)	1.55%	1.55%	1.92	%(B)(E)	2.20	%(B)	1.66	%(B)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	3	%(C)	8	%(C)	7%	5%	0	%(C)	8	%(C)	11	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio						U.S. Small Cap Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Period Oct. 4, 2007(a) to Nov. 30, 2007		Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$6.31		$9.40		$10.00		$13.35		$20.64		$22.46		$20.75		$19.13		$16.52		$11.97
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.13	(A)	0.02	(A)	0.08	(A)	0.14	(A)	0.21	(A)	0.17	(A)	0.15		0.05		0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)		(3.12)		(0.62)		(0.87)		(6.08)		(0.66)		2.84		1.75		2.67		4.65
Total From Investment Operations	(0.46)		(2.99)		(0.60)		(0.79)		(5.94)		(0.45)		3.01		1.90		2.72		4.71
Less Distributions
Net Investment Income	(0.06)		(0.10)		—		(0.11)		(0.17)		(0.21)		(0.13)		(0.13)		(0.10)		(0.07)
Net Realized Gains	—		—		—		—		(1.18)		(1.16)		(1.17)		(0.15)		—		(0.09)
Tax Return of Capital	—		—		—		—		—		—		—		—		(0.01)		—
Total Distributions	(0.06)		(0.10)		—		(0.11)		(1.35)		(1.37)		(1.30)		(0.28)		(0.11)		(0.16)
Net Asset Value, End of Period	$5.79		$6.31		$9.40		$12.45		$13.35		$20.64		$22.46		$20.75		$19.13		$16.52
Total Return	(7.20	)%(C)	(32.16	)%(C)	(6.00	)%(C)	(5.81	)%(C)	(30.67	)%(C)	(2.17)%		15.49%		10.04%		16.59%		39.89%
Net Assets, End of Period (thousands)	$1,077,858		$585,165		$106,507		$2,014,972		$2,066,849		$3,285,093		$3,297,199		$2,641,670		$2,137,970		$1,134,027
Ratio of Expenses to Average Net Assets	0.26	%(B)	0.29	%(B)	0.30	%(B)(E)	0.39	%(B)**	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.26	%(B)	0.29	%(B)	0.60	%(B)(E)	0.39	%(B)**	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Net Investment Income to Average Net Assets	2.42	%(B)	1.75	%(B)	2.09	%(B)(E)	1.52	%(B)	0.86	%(B)	0.95%		0.82%		0.78%		0.22%		0.52%
Portfolio Turnover Rate	4	%(C)	9	%(C)	0	%(C)	5	%(C)*	N/A		N/A		N/A		N/A		N/A		N/A

*  For the period February 28, 2009 through April 30, 2009. Effective February 28, 2009, the U.S. Small Cap Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value,Beginning of Period	$9.19		$14.80		$16.83		$15.91		$15.06		$13.34		$9.07
Income From Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.10	(A)	0.14	(A)	0.10	(A)	0.07		0.19		0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.92)		(4.32)		(0.69)		2.04		1.43		1.93		4.40
Total From Investment Operations	(0.87)		(4.22)		(0.55)		2.14		1.50		2.12		4.43
Less Distributions
Net Investment Income	(0.15)		(0.13)		(0.13)		(0.08)		(0.06)		(0.22)		(0.02)
Net Realized Gains	—		(1.26)		(1.35)		(1.14)		(0.59)		(0.18)		(0.14)
Total Distributions	(0.15)		(1.39)		(1.48)		(1.22)		(0.65)		(0.40)		(0.16)
Net Asset Value, End of Period	$8.17		$9.19		$14.80		$16.83		$15.91		$15.06		$13.34
Total Return	(9.34	)%(C)	(31.33	)%(C)	(3.63)%		14.52%		10.33%		16.34%		49.69%
Net Assets, End of Period (thousands)	$2,455,737		$2,924,225		$4,700,371		$4,824,003		$3,949,511		$3,214,520		$2,622,847
Ratio of Expenses to Average Net Assets	0.54	%(B)**	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	1.43	%(B)	0.91	%(B)	0.89%		0.64%		0.48%		0.06%		0.25%
Portfolio Turnover Rate	6	%(C)*	N/A		N/A		N/A		N/A		N/A		N/A

*  For the period February 28, 2009 through April 30, 2009. Effective February 28, 2009, the U.S. Micro Cap Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Real Estate Securities Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value,Beginning of Period	$16.16	$27.20	$33.80	$25.75	$23.02	$18.80	$14.91
Income From Investment Operations
Net Investment Income (Loss)	0.38	(A)	0.64	(A)	0.62	(A)	0.64	(A)	0.82	0.62	0.64
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.71)	(9.28)	(5.64)	8.84	3.33	4.47	4.08
Total From Investment Operations	(3.33)	(8.64)	(5.02)	9.48	4.15	5.09	4.72
Less Distributions
Net Investment Income	(0.54)	(0.30)	(0.70)	(1.02)	(0.86)	(0.71)	(0.75)
Net Realized Gains	—	(2.10)	(0.88)	(0.41)	(0.56)	(0.16)	(0.08)
Total Distributions	(0.54)	(2.40)	(1.58)	(1.43)	(1.42)	(0.87)	(0.83)
Net Asset Value, End of Period	$12.29	$16.16	$27.20	$33.80	$25.75	$23.02	$18.80
Total Return	(20.49	)%(C)	(34.46	)%(C)	(15.45)%	38.23%	18.81%	29.44%	33.48%
Net Assets, End of Period (thousands)	$1,488,484	$1,746,961	$2,671,457	$2,837,026	$1,836,650	$1,308,898	$783,405
Ratio of Expenses to Average Net Assets	0.35	%(B)	0.33	%(B)	0.33%	0.33%	0.37%	0.39%	0.41%
Ratio of Net Investment Income to Average Net Assets	6.56	%(B)	3.01	%(B)	1.99%	2.25%	3.11%	3.61%	4.19%
Portfolio Turnover Rate	2	%(C)	13	%(C)	17%	10%	3%	6%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Large Cap International Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$14.81	$27.18	$23.60	$19.00	$17.31	$14.65	$12.10
Income From Investment Operations
Net Investment Income (Loss)	0.23	(A)	0.68	(A)	0.68	(A)	0.55	(A)	0.44	0.31	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.79)	(12.06)	3.57	4.68	1.72	2.86	2.51
Total From Investment Operations	(0.56)	(11.38)	4.25	5.23	2.16	3.17	2.76
Less Distributions
Net Investment Income	(0.15)	(0.64)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Realized Gains	—	(0.35)	—	—	—	—	—
Total Distributions	(0.15)	(0.99)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Asset Value, End of Period	$14.10	$14.81	$27.18	$23.60	$19.00	$17.31	$14.65
Total Return	(3.69	)%(C)	(43.14	)%(C)	18.18%	28.00%	12.73%	22.09%	23.32%
Net Assets, End of Period (thousands)	$1,059,416	$1,206,860	$2,224,180	$1,673,239	$1,125,455	$844,883	$504,123
Ratio of Expenses to Average Net Assets	0.31	%(B)	0.29	%(B)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.54	%(B)	3.18	%(B)	2.62%	2.56%	2.41%	2.07%	2.10%
Portfolio Turnover Rate	9	%(C)	12	%(C)	5%	4%	4%	1%	1%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Core Equity Portfolio	T.A World ex U.S. Core Equity Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended April 30, 2009	Period March 6, 2008(a) to Oct. 31, 2008
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$7.46	$14.35	$12.82	$10.07	$10.00	$5.85	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.37	(A)	0.35	(A)	0.28	(A)	0.04	(A)	0.08	(A)	0.15	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.12)	(6.76)	1.54	2.71	0.03	0.16	(4.15)
Total From Investment Operations	—	(6.39)	1.89	2.99	0.07	0.24	(4.00)
Less Distributions
Net Investment Income	(0.05)	(0.35)	(0.32)	(0.24)	—	(0.04)	(0.15)
Net Realized Gains	—	(0.15)	(0.04)	—	—	—	—
Total Distributions	(0.05)	(0.50)	(0.36)	(0.24)	—	(0.04)	(0.15)
Net Asset Value, End of Period	$7.41	$7.46	$14.35	$12.82	$10.07	$6.05	$5.85
Total Return	0.08	%(C)	(45.76	)%(C)	14.83%	30.06%	0.70	%(C)	4.28	%(C)	(40.61	)%(C)
Net Assets, End of Period (thousands)	$2,543,656	$1,981,049	$2,342,187	$851,077	$121,249	$454,856	$228,318
Ratio of Expenses to Average Net Assets	0.41	%(B)	0.41	%(B)	0.41%	0.48%	0.49	%(B)(E)	0.60	%(B)	0.60	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.41	%(B)	0.41	%(B)	0.41%	0.46%	0.90	%(B)(E)	0.53	%(B)	0.85	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.41	%(B)	3.39	%(B)	2.49%	2.35%	1.89	%(B)(E)	2.81	%(B)	3.27	%(B)(E)
Portfolio Turnover Rate	4	%(C)	4	%(C)	4%	2%	0	%(C)	5	%(C)	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.07	$20.80	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.22	(9.55)	2.07	4.02	2.38	3.24	3.57
Total From Investment Operations	0.36	(9.11)	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.09)	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	—	(1.17)	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(0.09)	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$10.34	$10.07	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	3.72	%(C)	(47.13	)%(C)	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period (thousands)	$3,113,012	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average Net Assets (D)	0.57	%(B)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.57	%(B)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income to Average Net Assets	3.00	%(B)	2.90	%(B)	2.03%	2.04%	2.05%	1.82%	1.97%

Japanese Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.97	$16.75	$17.23	$17.97	$13.99	$10.80	$7.49
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.29	(A)	0.27	(A)	0.22	(A)	0.16	(A)	0.22	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.19)	(4.78)	(0.52)	(0.73)	4.00	3.16	3.35
Total From Investment Operations	(0.05)	(4.49)	(0.25)	(0.51)	4.16	3.38	3.40
Less Distributions
Net Investment Income	(0.13)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Realized Gains	—	—	—	—	—	—	—
Total Distributions	(0.13)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Asset Value, End of Period	$11.79	$11.97	$16.75	$17.23	$17.97	$13.99	$10.80
Total Return	(0.44	)%(C)	(27.16	)%(C)	(1.51)%	(2.94)%	30.13%	31.79%	46.01%
Net Assets, End of Period (thousands)	$95,640	$133,373	$199,080	$168,957	$169,995	$65,879	$22,713
Ratio of Expenses to Average Net Assets (D)	0.61	%(B)	0.58	%(B)	0.56%	0.61%	0.68%	0.73%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.62	%(B)	0.58	%(B)	0.56%	0.58%	0.68%	0.79%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.31	%(B)	2.18	%(B)	1.51%	1.19%	1.03%	1.01%	1.18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.67	$28.73	$20.26	$15.28	$14.54	$12.10	$7.92
Income From Investment Operations
Net Investment Income (Loss)	0.20	(A)	0.83	(A)	0.79	(A)	0.64	(A)	0.70	0.50	(0.13)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.92	(17.04)	8.43	4.92	0.54	2.58	4.69
Total From Investment Operations	1.12	(16.21)	9.22	5.56	1.24	3.08	4.56
Less Distributions
Net Investment Income	(0.30)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Realized Gains	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—
Total Distributions	(0.30)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Asset Value, End of Period	$12.49	$11.67	$28.73	$20.26	$15.28	$14.54	$12.10
Total Return	10.18	%(C)	(57.94	)%(C)	46.55%	37.52%	8.81%	26.73%	60.57%
Net Assets, End of Period (thousands)	$61,630	$64,044	$146,307	$71,537	$38,927	$26,735	$20,378
Ratio of Expenses to Average Net Assets(D)	0.68	%(B)	0.62	%(B)	0.62%	0.64%	0.74%	0.80%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.74	%(B)	0.61	%(B)	0.59%	0.64%	0.86%	0.96%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.84	%(B)	3.85	%(B)	3.13%	3.68%	3.89%	3.29%	2.87%

United Kingdom Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$14.27	$31.29	$32.97	$24.65	$23.47	$19.26	$14.24
Income From Investment Operations
Net Investment Income (Loss)	0.29	(A)	0.77	(A)	0.78	(A)	0.61	(A)	0.64	(A)	0.48	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	0.68	(15.84)	(0.08)	9.61	2.15	4.87	5.26
Total From Investment Operations	0.97	(15.07)	0.70	10.22	2.79	5.35	5.88
Less Distributions
Net Investment Income	(0.15)	(0.72)	(1.03)	(0.68)	(0.59)	(1.14)	(0.54)
Net Realized Gains	—	(1.22)	(1.35)	(1.22)	(1.02)	—	(0.32)
Return of Capital	—	(0.01)	—	—	—	—	—
Total Distributions	(0.15)	(1.95)	(2.38)	(1.90)	(1.61)	(1.14)	(0.86)
Net Asset Value, End of Period	$15.09	$14.27	$31.29	$32.97	$24.65	$23.47	$19.26
Total Return	7.00	%(C)	(50.97	)%(C)	1.94%	44.15%	12.35%	29.05%	44.01%
Net Assets, End of Period (thousands)	$22,430	$25,883	$37,139	$31,808	$20,578	$15,816	$12,209
Ratio of Expenses to Average Net Assets(D)	0.61	%(B)	0.59	%(B)	0.59%	0.60%	0.70%	0.74%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.73	%(B)	0.65	%(B)	0.62%	0.67%	0.89%	1.04%	0.96%
Ratio of Net Investment Income to Average Net Assets	4.56	%(B)	3.41	%(B)	2.28%	2.20%	2.70%	2.21%	2.83%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Continental Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.73	$22.95	$20.47	$15.78	$14.12	$12.60	$8.93
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.52	(A)	0.40	(A)	0.31	(A)	0.21	0.17	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	0.16	(11.32)	3.00	6.28	2.28	3.64	3.83
Total From Investment Operations	0.28	(10.80)	3.40	6.59	2.49	3.81	4.32
Less Distributions
Net Investment Income	(0.01)	(0.45)	(0.38)	(0.34)	(0.30)	(0.50)	(0.22)
Net Realized Gains	—	(0.96)	(0.54)	(1.56)	(0.53)	(1.79)	(0.43)
Return of Capital	—	(0.01)	—	—	—	—	—
Total Distributions	(0.01)	(1.42)	(0.92)	(1.90)	(0.83)	(2.29)	(0.65)
Net Asset Value, End of Period	$11.00	$10.73	$22.95	$20.47	$15.78	$14.12	$12.60
Total Return	2.67	%(C)	(49.89	)%(C)	16.99%	46.33%	18.42%	35.91%	52.10%
Net Assets, End of Period (thousands)	$80,528	$93,988	$170,909	$90,261	$52,061	$33,839	$24,376
Ratio of Expenses to Average Net Assets (D)	0.62	%(B)	0.59	%(B)	0.61%	0.62%	0.71%	0.73%	0.77%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.65	%(B)	0.59	%(B)	0.57%	0.61%	0.78%	0.87%	0.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.45	%(B)	3.04	%(B)	1.70%	1.78%	1.77%	1.56%	2.07%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio						DFA Global Real Estate Securities Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Period March 1, 2007(a) to Nov. 30, 2007		Six Months Ended April 30, 2009		Period June 4, 2008(a) to Oct. 31, 2008
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$4.18		$9.35		$10.00		$6.04		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.34	(A)	0.23	(A)	0.15	(A)	—	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.62)		(5.08)		(0.76)		(1.13)		(3.96)
Total From Investment Operations	(0.48)		(4.74)		(0.53)		(0.98)		(3.96)
Less Distributions
Net Investment Income	(0.11)		(0.43)		(0.12)		(0.10)		—
Net Realized Gains	—		—		—		—		—
Total Distributions	(0.11)		(0.43)		(0.12)		(0.10)		—
Net Asset Value, End of Period	$3.59		$4.18		$9.35		$4.96		$6.04
Total Return	(11.45	)%(C)	(52.85	)%(C)	(5.38	)%(C)	(16.37	)%(C)	(39.60	)%(C)
Net Assets, End of Period (thousands)	$443,698		$394,480		$336,840		$198,482		$90,672
Ratio of Expenses to Average Net Assets	0.43	%(B)	0.44	%(B)	0.48	%(B)(E)	0.48	%(B)(D)	0.54	%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.43	%(B)	0.44	%(B)	0.48	%(B)(E)	0.81	%(B)(D)	0.86	%(B)(D)(E)
Ratio of Net Investment Income (Loss) to Average Net Assets	8.07	%(B)	5.20	%(B)	3.50	%(B)(E)	6.33	%(B)(D)	(0.04	)%(B)(E)
Portfolio Turnover Rate	3	%(C)	1	%(C)	2	%(C)	N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA International Small Cap Value Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.82	$22.05	$21.71	$17.57	$15.16	$11.52	$7.42
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.52	(A)	0.46	(A)	0.36	(A)	0.40	(A)	0.23	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.28	(9.60)	1.66	4.95	2.77	3.85	4.09
Total From Investment Operations	0.42	(9.08)	2.12	5.31	3.17	4.08	4.25
Less Distributions
Net Investment Income	(0.07)	(0.58)	(0.53)	(0.38)	(0.36)	(0.35)	(0.15)
Net Realized Gains	(0.06)	(1.57)	(1.25)	(0.79)	(0.40)	(0.09)	—
Total Distributions	(0.13)	(2.15)	(1.78)	(1.17)	(0.76)	(0.44)	(0.15)
Net Asset Value, End of Period	$11.11	$10.82	$22.05	$21.71	$17.57	$15.16	$11.52
Total Return	3.97	%(C)	(45.17	)%(C)	10.25%	31.73%	21.75%	36.34%	58.44%
Net Assets, End of Period (thousands)	$5,016,753	$4,799,748	$8,180,859	$6,733,067	$4,128,428	$2,215,523	$1,095,697
Ratio of Expenses to Average Net Assets	0.71	%(B)	0.69	%(B)	0.69%	0.70%	0.75%	0.78%	0.81%
Ratio of Net Investment Income to Average Net Assets	2.78	%(B)	3.22	%(B)	2.03%	1.85%	2.44%	1.63%	1.75%
Portfolio Turnover Rate	10	%(C)	16	%(C)	18%	14%	13%	10%	10%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	International Vector Equity Portfolio				Emerging Markets Portfolio
	Six Months Ended April 30, 2009		Period August 14, 2008(a) to Oct. 31, 2008		Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$6.74		$10.00		$17.05		$35.23		$25.40		$19.89		$15.61		$11.87		$8.65
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.06	(A)	0.14	(A)	0.70	(A)	0.64	(A)	0.48	(A)	0.58	(A)	0.27		0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08		(3.32)		1.69		(16.85)		9.88		5.61		4.13		3.80		3.18
Total From Investment Operations	0.17		(3.26)		1.83		(16.15)		10.52		6.09		4.71		4.07		3.34
Less Distributions
Net Investment Income	(0.03)		—		(0.14)		(0.69)		(0.53)		(0.58)		(0.43)		(0.33)		(0.12)
Net Realized Gains	—		—		(0.25)		(1.34)		(0.16)		—		—		—		—
Total Distributions	(0.03)		—		(0.39)		(2.03)		(0.69)		(0.58)		(0.43)		(0.33)		(0.12)
Net Asset Value, End of Period	$6.88		$6.74		$18.49		$17.05		$35.23		$25.40		$19.89		$15.61		$11.87
Total Return	2.65	%(C)	(32.60	)%(C)	11.09	%(C)	(48.37	)%(C)	42.08%		31.31%		30.65%		34.95%		39.13%
Net Assets, End of Period (thousands)	$169,916		$66,774		$1,446,390		$1,508,260		$3,388,442		$2,344,990		$1,805,186		$1,131,778		$594,076
Ratio of Expenses to Average Net Assets	0.60	%(B)	0.60	%(B)(E)	0.61	%(B)(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)	0.78	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.62	%(B)	1.15	%(B)(E)	0.61	%(B)(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)	0.78	%(D)
Ratio of Net Investment Income to Average Net Assets	2.84	%(B)	3.01	%(B)(E)	1.82	%(B)	2.59	%(B)	2.12%		2.13%		3.28%		2.20%		1.79%
Portfolio Turnover Rate	8	%(C)	0	%(C)	N/A		N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period April 5, 2005(a) to Nov. 30, 2005
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$9.33	$23.74	$17.96	$13.37	$11.44	$8.74	$5.89	$9.88	$21.20	$15.13	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.44	(A)	0.31	(A)	0.30	(A)	0.27	(A)	0.11	0.10	0.10	(A)	0.43	(A)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	2.35	(12.95)	6.86	4.86	2.37	2.85	2.88	1.78	(11.27)	6.10	3.54	1.51
Total From Investment Operations	2.47	(12.51)	7.17	5.16	2.64	2.96	2.98	1.88	(10.84)	6.45	3.81	1.61
Less Distributions
Net Investment Income	(0.10)	(0.41)	(0.26)	(0.26)	(0.22)	(0.19)	(0.07)	(0.04)	(0.40)	(0.32)	(0.22)	(0.07)
Net Realized Gains	—	(1.49)	(1.13)	(0.31)	(0.49)	(0.07)	(0.06)	—	(0.08)	(0.06)	—	—
Total Distributions	(0.10)	(1.90)	(1.39)	(0.57)	(0.71)	(0.26)	(0.13)	(0.04)	(0.48)	(0.38)	(0.22)	(0.07)
Net Asset Value, End of Period	$11.70	$9.33	$23.74	$17.96	$13.37	$11.44	$8.74	$11.72	$9.88	$21.20	$15.13	$11.54
Total Return	26.80	%(C)	(57.00	)%(C)	42.58%	39.95%	24.27%	34.55%	51.84%	19.14	%(C)	(51.93	)%(C)	43.20%	33.39%	16.12	%(C)
Net Assets, End of Period (thousands)	$714,282	$547,329	$1,458,152	$838,948	$482,378	$190,028	$84,353	$1,692,228	$1,155,526	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.80	%(B)(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)	0.67	%(B)	0.65	%(B)	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.80	%(B)(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)	0.67	%(B)	0.65	%(B)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.49	%(B)	2.61	%(B)	1.48%	1.92%	2.21%	1.41%	1.81%	2.16	%(B)	2.62	%(B)	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	N/A	N/A	4	%(C)	3	%(C)	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.17		$10.21		$10.20		$10.14		$10.20	$10.30	$10.39
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.31	(A)	0.51	(A)	0.40	(A)	0.28	0.25	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.12		(0.04)		0.01		0.06		(0.05)	(0.10)	0.03
Total From Investment Operations	0.25		0.27		0.52		0.46		0.23	0.15	0.19
Less Distributions
Net Investment Income	(0.14)		(0.31)		(0.51)		(0.40)		(0.29)	(0.25)	(0.16)
Net Realized Gains	—		—		—		—		—	—	(0.12)
Total Distributions	(0.14)		(0.31)		(0.51)		(0.40)		(0.29)	(0.25)	(0.28)
Net Asset Value, End of Period	$10.28		$10.17		$10.21		$10.20		$10.14	$10.20	$10.30
Total Return	2.45	%(C)	2.68	%(C)	5.20%		4.58%		2.24%	1.08%	1.85%
Net Assets, End of Period (thousands)	$3,238,254		$3,194,420		$3,229,577		$2,418,551		$1,953,884	$1,738,574	$1,454,736
Ratio of Expenses to Average Net Assets (D)	0.18	%(B)	0.18	%(B)	0.18%		0.18%		0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.49	%(B)	3.30	%(B)	4.96%		3.89%		2.78%	1.40%	1.45%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.36		$10.39		$10.17		$9.88		$9.92	$10.08	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.39	(A)	0.27	(A)	0.07	(A)	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.12		(0.09)		0.24		0.36		(0.14)	(0.14)	0.01
Total From Investment Operations	0.24		0.30		0.51		0.43		0.17	0.11	0.23
Less Distributions
Net Investment Income	(0.34)		(0.33)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Realized Gains	—		—		—		—		—	—	—
Total Distributions	(0.34)		(0.33)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Asset Value, End of Period	$10.26		$10.36		$10.39		$10.17		$9.88	$9.92	$10.08
Total Return	2.35	%(C)	2.93	%(C)	5.06%		4.41%		1.77%	1.08%	2.26%
Net Assets, End of Period (thousands)	$2,968,197		$3,124,985		$3,097,898		$2,423,622		$1,992,869	$1,674,972	$1,195,072
Ratio of Expenses to Average Net Assets (D)	0.19	%(B)	0.18	%(B)	0.18%		0.19%		0.21%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.35	%(B)	4.12	%(B)	2.59%		0.72%		3.25%	1.35%	1.68%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio
Six Months Ended April 30, 2009	Period Jan. 9, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$8.91	$10.00	$10.44	$10.44	$10.43	$10.41	$10.64	$11.11	$11.05
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.33	(A)	0.13	(A)	0.26	(A)	0.50	(A)	0.46	(A)	0.35	0.33	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	0.09	(1.39)	0.42	0.07	0.01	(0.02)	(0.24)	(0.01)	0.10
Total From Investment Operations	0.25	(1.06)	0.55	0.33	0.51	0.44	0.11	0.32	0.44
Less Distributions
Net Investment Income	—	—	(0.14)	(0.33)	(0.50)	(0.42)	(0.34)	(0.41)	(0.38)
Net Realized Gains	—	—	—	—	—	—	—	(0.38)	—
Return of Capital	—	(0.03)	—	—	—	—	—	—	—
Total Distributions	—	(0.03)	(0.14)	(0.33)	(0.50)	(0.42)	(0.34)	(0.79)	(0.38)
Net Asset Value, End of Period	$9.16	$8.91	$10.85	$10.44	$10.44	$10.43	$10.41	$10.64	$11.11
Total Return	2.81	%(C)	(10.67	)%(C)	5.28	%(C)	3.25	%(C)	4.98%	4.36%	1.02%	3.02%	4.02%
Net Assets, End of Period (thousands)	$188,551	$198,165	$962,690	$1,115,037	$1,216,609	$932,121	$748,847	$542,634	$402,992
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.24	%(B)(E)	0.23	%(B)	0.23	%(B)	0.23%	0.23%	0.25%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.70	%(B)	4.32	%(B)(E)	2.47	%(B)	2.77	%(B)	4.81%	4.45%	3.47%	3.21%	3.20%
Portfolio Turnover Rate	7	%(C)	21	%(C)	51	%(C)	79	%(C)	0%	86%	36%	45%	149%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.68	$10.84	$10.53	$10.48	$10.50	$10.92	$10.93
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.25	(A)	0.32	(A)	0.28	(A)	0.34	(A)	0.26	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.28	(0.10)	0.20	0.12	(0.11)	0.06	0.15
Total From Investment Operations	0.41	0.15	0.52	0.40	0.23	0.32	0.48
Less Distributions
Net Investment Income	(0.05)	(0.30)	(0.21)	(0.33)	(0.25)	(0.32)	(0.39)
Net Realized Gains	—	—	—	—	—	(0.42)	(0.10)
Return of Capital	—	(0.01)	—	(0.02)	—	—	—
Total Distributions	(0.05)	(0.31)	(0.21)	(0.35)	(0.25)	(0.74)	(0.49)
Net Asset Value, End of Period	$11.04	$10.68	$10.84	$10.53	$10.48	$10.50	$10.92
Total Return	3.83	%(C)	1.40	%(C)	5.00%	3.89%	2.15%	3.04%	4.45%
Net Assets, End of Period (thousands)	$2,891,461	$3,319,257	$3,484,919	$2,387,784	$1,699,793	$1,205,578	$969,439
Ratio of Expenses to Average Net Assets	0.28	%(B)	0.28	%(B)	0.28%	0.29%	0.33%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.45	%(B)	2.53	%(B)	3.01%	2.72%	3.22%	3.12%	3.23%
Portfolio Turnover Rate	19	%(C)	55	%(C)	108%	92%	69%	90%	103%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Intermediate Government Fixed Income Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.66	$11.86	$11.48	$11.45	$11.79	$12.14	$12.39
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.49	(A)	0.54	(A)	0.53	(A)	0.52	0.55	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	0.65	(0.17)	0.35	0.05	(0.29)	(0.05)	(0.02)
Total From Investment Operations	0.91	0.32	0.89	0.58	0.23	0.50	0.60
Less Distributions
Net Investment Income	(0.27)	(0.52)	(0.51)	(0.49)	(0.53)	(0.56)	(0.65)
Net Realized Gains	(0.06)	—	—	(0.06)	(0.04)	(0.29)	(0.20)
Total Distributions	(0.33)	(0.52)	(0.51)	(0.55)	(0.57)	(0.85)	(0.85)
Net Asset Value, End of Period	$12.24	$11.66	$11.86	$11.48	$11.45	$11.79	$12.14
Total Return	7.81	%(C)	2.73	%(C)	8.06%	5.31%	1.87%	4.21%	4.86%
Net Assets, End of Period (thousands)	$1,282,123	$1,248,514	$1,314,853	$871,392	$463,538	$373,108	$316,234
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.13	%(B)	0.13%	0.14%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.26	%(B)	4.44	%(B)	4.72%	4.72%	4.61%	4.72%	4.91%
Portfolio Turnover Rate	5	%(C)	14	%(C)	0%	3%	16%	6%	23%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Short-Term Extended Quality Portfolio		DFA Inflation-Protected Securities Portfolio
	Period March 4, 2009(a) to April 30, 2009		Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Period Sept. 18, 2006(a) to Nov. 30, 2006
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$9.41		$10.80		$10.19		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	(0.22	)(A)	0.70	(A)	0.45	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.07		1.19		(1.48)		0.50		0.17
Total From Investment Operations	0.14		0.97		(0.78)		0.95		0.19
Less Distributions
Net Investment Income	(0.02)		(0.10)		(0.61)		(0.34)		—
Net Realized Gains	—		(0.01)		—		—		—
Total Distributions	(0.02)		(0.11)		(0.61)		(0.34)		—
Net Asset Value, End of Period	$10.12		$10.27		$9.41		$10.80		$10.19
Total Return	1.35	%(C)	10.39	%(C)	(7.90	)%(C)	9.59%		1.90	%(C)
Net Assets, End of Period (thousands)	$162,267		$522,301		$371,747		$240,403		$34,299
Ratio of Expenses to Average Net Assets	0.22	%(B)(E)	0.14	%(B)	0.15	%(B)	0.20%		0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.24	%(B)(E)	0.14	%(B)	0.14	%(B)	0.21%		0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.39	%(B)(E)	(4.35	)%(B)	7.01	%(B)	4.58%		0.94	%(B)(E)
Portfolio Turnover Rate	0	%(C)	2	%(C)	3	%(C)	0%		0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.02	$10.05	$10.02	$9.99	$10.09	$10.13	$9.97	$10.00	$10.07	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.19	(A)	0.31	(A)	0.28	(A)	0.22	0.17	0.16	0.11	(A)	0.21	(A)	0.20	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.23	(0.03)	0.02	0.02	(0.11)	(0.04)	0.15	0.28	(0.06)	0.02
Total From Investment Operations	0.33	0.16	0.33	0.30	0.11	0.13	0.31	0.39	0.15	0.22
Less Distributions
Net Investment Income	(0.11)	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.12)	(0.22)	(0.15)
Total Distributions	(0.11)	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.12)	(0.22)	(0.15)
Net Asset Value, End of Period	$10.24	$10.02	$10.05	$10.02	$9.99	$10.09	$10.13	$10.27	$10.00	$10.07
Total Return	3.27	%(C)	1.63	%(C)	3.38%	3.01%	1.11%	1.27%	3.17%	3.90	%(C)	1.45	%(C)	2.23	%(C)
Net Assets, End of Period (thousands)	$1,013,540	$991,918	$948,426	$697,942	$511,543	$381,709	$213,389	$193,585	$180,915	$128,983
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23	%(B)	0.23%	0.26%	0.30%	0.30%	0.30%	0.25	%(B)	0.27	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.23	%(B)	0.23%	0.24%	0.29%	0.33%	0.34%	0.25	%(B)	0.26	%(B)	0.33	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.01	%(B)	2.04	%(B)	3.07%	2.77%	2.22%	1.73%	1.60%	2.25	%(B)	2.27	%(B)	3.22	%(B)(E)
Portfolio Turnover Rate	0	%(C)	1	%(C)	0%	0%	2%	6%	0%	2	%(C)	17	%(C)	7	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which thirty-seven (the "Portfolios") are included in this report and the remaining twenty are presented in separate reports.

Of the Portfolios, twelve (the "Feeder Funds") invest in a series of The DFA Investment Trust Company, with the exception of the DFA Global Real Estate Securities Portfolio which invests in portfolios of the DFA Investment Dimensions Group Inc., (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 04/30/09
U.S. Large Company Portfolio	The U.S. Large Company Series	78%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	78%

International Small Company Portfolio	The Japanese Small Company Series	90%

	The Asia Pacific Small Company Series	86%

	The United Kingdom Small Company Series	96%

	The Continental Small Company Series	93%

	The Canadian Small Company Series	100%

Japanese Small Company Portfolio	The Japanese Small Company Series	10%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	14%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	4%

Continental Small Company Portfolio	The Continental Small Company Series	7%

DFA Global Real Estate Securities Portfolio	DFA Real Estate Securities Portfolio	7%

	DFA International Real Estate Securities Portfolio	21%

Emerging Markets Portfolio	The Emerging Markets Series	92%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	97%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	99%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series.	97%

Each Feeder Fund invests primarily in a corresponding Master Fund, with the exception of the International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio, which invest in the Master Funds indicated. The International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio also invest in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, the U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, the U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

Effective February 28, 2009, the Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

On December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure, had elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 31, 2008, Class R1 Shares and on June 30, 2008, Class R2 Shares of U.S. Targeted Value Portfolio commenced operations. The Class R1 Shares and Class R2 Shares of each Portfolio of the Fund (except the U.S. Small Cap Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Micro Cap Portfolio, T.A. World ex U.S. Core Equity Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Small Cap Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio) contained in this report, had not commenced operations as of April 30, 2009. Class R1 and Class R2 Shares of each Portfolio (except the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, International Small Company Portfolio, DFA One-Year Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio) have 25,000,000 authorized shares. Class R1 and Class R2 Shares of the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, International Small Company Portfolio, DFA One-Year Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio have 50,000,000 authorized shares.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange

(normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by Enhanced U.S. Large Company Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the DFA Global Real Estate Securities Portfolio are valued at their respective daily net asset value. The Feeder Funds' investments reflect proportionate interest in the net assets of their corresponding Master Fund.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, and/or since inception, if a Portfolio commenced operations after December 1, 2007, the Portfolios adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Large Company Portfolio	$2,272,425	—	—	$2,272,425	—	—	—	—
Enhanced U.S. Large Company Portfolio	9,387	$134,563	—	143,950	$24,054	—	—	$24,054

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Large Cap Value Portfolio	$4,747,094	—	—	$4,747,094	—	—	—	—
U.S. Targeted Value Portfolio	1,124,075	$294,257	—	1,418,332	—	—	—	—
U.S. Small Cap Value Portfolio	4,740,402	590,978	—	5,331,380	—	—	—	—
U.S. Core Equity 1 Portfolio	1,507,899	355,607	—	1,863,506	—	—	—	—
U.S. Core Equity 2 Portfolio	2,801,177	570,236	—	3,371,413	—	—	—	—
U.S. Vector Equity Portfolio	883,122	257,941	—	1,141,063	—	—	—	—
T.A. U.S. Core Equity 2 Portfolio	1,076,500	260,482	—	1,336,982	—	—	—	—
U.S. Small Cap Portfolio	2,004,718	387,166	—	2,391,884	—	—	—	—
U.S. Micro Cap Portfolio	2,452,801	327,860	—	2,780,661	—	—	—	—
DFA Real Estate Securities Portfolio	1,477,752	639,969	—	2,117,721	—	—	—	—
Large Cap International Portfolio	252,811	1,046,092	—	1,298,903	—	—	—	—
International Core Equity Portfolio	711,467	2,401,714	—	3,113,181	—	—	—	—
T.A. World ex U.S. Core Equity Portfolio	119,649	360,487	—	480,136	—	—	—	—
International Small Company Portfolio	3,097,456	15,072	—	3,112,528	—	—	—	—
Japanese Small Company Portfolio	95,700	—	—	95,700	—	—	—	—
Asia Pacific Small Company Portfolio	61,668	—	—	61,668	—	—	—	—
United Kingdom Small Company Portfolio	22,433	—	—	22,433	—	—	—	—
Continental Small Company Portfolio	80,571	—	—	80,571	—	—	—	—
DFA International Real Estate Securities Portfolio	25,905	541,714	—	567,619	—	—	—	—
DFA Global Real Estate Securities Portfolio	197,629	—	—	197,629	—	—	—	—
DFA International Small Cap Value Portfolio	374,440	5,640,141	—	6,014,581	—	—	—	—
International Vector Equity Portfolio	31,503	167,431	—	198,934	—	—	—	—
Emerging Markets Portfolio	1,446,909	—	—	1,446,909	—	—	—	—
Emerging Markets Small Cap Portfolio	714,546	—	—	714,546	—	—	—	—
Emerging Markets Core Equity Portfolio	577,702	1,328,694	—	1,906,396	—	—	—	—
DFA One-Year Fixed Income Portfolio	3,238,522	—	—	3,238,522	—	—	—	—
DFA Two-Year Global Fixed Income Portfolio	2,968,473	—	—	2,968,473	—	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	—	191,287	—	191,287	—	—	—	—
DFA Five-Year Government Portfolio	—	953,046	—	953,046	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	2,852,131	—	2,852,131	—	$1,335	—	$1,335
DFA Intermediate Government Fixed Income Portfolio	—	1,263,467	—	1,263,467	—	—	—	—
DFA Short-Term Extended Quality Portfolio	—	163,461	—	163,461	—	—	—	—
DFA Inflation-Protected Securities Portfolio	—	516,921	—	516,921	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	19,741	972,520	—	992,261	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	2,133	189,198	—	191,331	—	—	—	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, and forwards which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio, the International Equity Portfolios, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates. The DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios, the Enhanced U.S. Large Company Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, and DFA Two-Year Global Fixed Income Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended April 30, 2009, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio*	0.05%

U.S. Targeted Value Portfolio	0.10%

U.S. Small Cap Value Portfolio*	0.20%

U.S. Small Cap Portfolio*	0.03%

U.S. Micro Cap Portfolio*	0.10%

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

T.A. U.S. Core Equity 2 Portfolio	0.22%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

T.A. World ex U.S. Core Equity Portfolio	0.40%

DFA International Real Estate Securities Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

International Vector Equity Portfolio	0.45%

Emerging Markets Core Equity Portfolio	0.55%

DFA Selectively Hedged Global Fixed Income Portfolio	0.15%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Short-Term Extended Quality Portfolio	0.20%

DFA Inflation-Protected Securities Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

DFA California Short-Term Municipal Bond Portfolio	0.20%

For the six months ended April 30, 2009, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio, administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.095%

Enhanced U.S. Large Company Portfolio*	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Targeted Value Portfolio	0.25%

U.S. Small Cap Value Portfolio*	0.30%

U.S. Small Cap Portfolio*	0.32%

U.S. Micro Cap Portfolio*	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

DFA Global Real Estate Securities Portfolio	0.35%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

*  Effective February 28, 2009, the Portfolios no longer invests substantially all of its assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios is identical to the advisory fee that was charged to The Series.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through March 1, 2010, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2009, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.15%	—	$336
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (2)	0.23%	—	—
U.S. Core Equity 2 Portfolio (2)	0.26%	—	—
U.S. Vector Equity Portfolio (2)	0.36%	—	—
T.A. U.S. Core Equity 2 Portfolio (2)	0.30%	—	—
International Core Equity Portfolio (2)	0.49%	—	—
T.A. World ex U.S. Core Equity Portfolio (3)	0.60%	$129	6
International Small Company Portfolio (4)	0.45%	—	—
Japanese Small Company Portfolio (4)	0.47%	—	1
Asia Pacific Small Company Portfolio (4)	0.47%	—	47
United Kingdom Small Company Portfolio (4)	0.47%	—	53
Continental Small Company Portfolio (4)	0.47%	—	22
DFA International Real Estate Securities Portfolio (5)	0.65%	—	—
DFA Global Real Estate Securities Portfolio (6)	0.55%	—	320
International Vector Equity Portfolio (5)	0.60%	—	59
Emerging Markets Core Equity Portfolio (5)	0.85%	—	—
DFA Selectively Hedged Global Fixed Income Portfolio (5)	0.25%	—	—
DFA Short-Term Extended Quality Portfolio (2)	0.22%	—	4
DFA Inflation-Protected Securities Portfolio (5)	0.20%	—	—
DFA Short-Term Municipal Bond Portfolio (7)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (5)	0.30%	—	—

Class R1 Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Targeted Value Portfolio (8)	0.62%	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (9)	0.77%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive all or a portion of the Portfolio's advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.40% of the Portfolio's average net assets on an annualized basis. The Advisor has also contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume each Portfolio's expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

(7) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(8) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(9) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $94 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$56

Enhanced U.S. Large Company Portfolio	4

U.S. Large Cap Value Portfolio	116

U.S. Targeted Value Portfolio	24

U.S. Small Cap Value Portfolio	114

U.S. Core Equity 1 Portfolio	34

U.S. Core Equity 2 Portfolio	$63

U.S. Vector Equity Portfolio	20

T.A. U.S. Core Equity 2 Portfolio	23

U.S. Small Cap Portfolio	46

U.S. Micro Cap Portfolio	60

DFA Real Estate Securities Portfolio	34

Large Cap International Portfolio	27

International Core Equity Portfolio	57

T.A. World ex U.S. Core Equity Portfolio	9

International Small Company Portfolio	74

Japanese Small Company Portfolio	3

Asia Pacific Small Company Portfolio	1

United Kingdom Small Company Portfolio	1

Continental Small Company Portfolio	2

DFA International Real Estate Securities Portfolio	10

DFA Global Real Estate Securities Portfolio	4

DFA International Small Cap Value Portfolio	117

International Vector Equity Portfolio	3

Emerging Markets Portfolio	34

Emerging Markets Small Cap Portfolio	15

Emerging Markets Core Equity Portfolio	34

DFA One-Year Fixed Income Portfolio	83

DFA Two-Year Global Fixed Income Portfolio	78

DFA Selectively Hedged Global Fixed Income Portfolio	5

DFA Five-Year Government Portfolio	27

DFA Five-Year Global Fixed Income Portfolio	81

DFA Intermediate Government Fixed Income Portfolio	34

DFA Short-Term Extended Quality Portfolio	3

DFA Inflation-Protected Securities Portfolio	11

DFA Short-Term Municipal Bond Portfolio	26

DFA California Short-Term Municipal Bond Portfolio	5

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio*	$2,990	$18,432	$38,783	$17,945
U.S. Targeted Value Portfolio	—	—	386,662	75,166
U.S. Small Cap Value Portfolio*	—	—	308,376	329,602
U.S. Core Equity 1 Portfolio	—	—	378,707	86,289
U.S. Core Equity 2 Portfolio	—	—	597,999	75,980
U.S. Vector Equity Portfolio	—	—	179,603	60,870
T.A. U.S. Core Equity 2 Portfolio	—	—	576,557	37,503
U.S. Small Cap Portfolio*	—	—	103,316	84,023
U.S. Micro Cap Portfolio*	—	—	143,116	147,339
DFA Real Estate Securities Portfolio	—	—	212,625	32,251
Large Cap International Portfolio	—	—	96,451	158,858
International Core Equity Portfolio	—	—	719,136	86,272
T.A. World ex U.S. Core Equity Portfolio	—	—	223,186	17,105
DFA International Real Estate Securities Portfolio	—	—	144,738	9,960
DFA International Small Cap Value Portfolio	—	—	696,948	463,667
International Vector Equity Portfolio	—	—	110,149	10,584
Emerging Markets Core Equity Portfolio	—	—	344,515	50,365

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Selectively Hedged Global Fixed Income Portfolio	$11,056	$5,951	$85,971	$5,177
DFA Five-Year Government Portfolio	529,435	688,886	—	—
DFA Five-Year Global Fixed Income Portfolio	115,005	408,283	466,633	531,441
DFA Intermediate Government Fixed Income Portfolio	65,694	102,492	—	—
DFA Short-Term Extended Quality Portfolio	18,961	—	133,623	—
DFA Inflation-Protected Securities Portfolio	115,319	6,865	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	338,562	—
DFA California Short-Term Municipal Bond Portfolio	—	—	56,031	3,223

*  For the period February 28, 2009 through April 30, 2009, during which the Portfolio invested directly in securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Enhanced U.S. Large Company Portfolio	$(14,673)	$14,691	$(18)
U.S. Large Cap Value Portfolio	4,199	(4,185)	(14)
U.S. Targeted Value Portfolio	940	(958)	18
U.S. Small Cap Value Portfolio	1,317,651	36,758	(1,354,409)
T.A. U.S. Core Equity 2 Portfolio	(31)	31	—
U.S. Small Cap Portfolio	553,289	9,195	(562,484)
U.S. Micro Cap Portfolio	700,277	38,521	(738,798)
DFA Real Estate Securities Portfolio	—	(3,305)	3,305
Large Cap International Portfolio	15,899	(1,482)	(14,417)
International Core Equity Portfolio	8,889	(2,295)	(6,594)
T.A. World ex U.S. Core Equity Portfolio	(29)	35	(6)
International Small Company Portfolio	—	3,596	(3,596)
Japanese Small Company Portfolio	(623)	96	527
Asia Pacific Small Company Portfolio	—	(76)	76
United Kingdom Small Company Portfolio	14	71	(85)
Continental Small Company Portfolio	4	(3)	(1)
DFA International Real Estate Securities Portfolio	(5)	(516)	521
DFA Global Real Estate Securities Portfolio	(16)	16	—
DFA International Small Cap Value Portfolio	7,876	(9,622)	1,746
International Vector Equity Portfolio	(5)	(14)	19
Emerging Markets Portfolio	7,132	(6,340)	(792)

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Emerging Markets Small Cap Portfolio	$45	$(1,309)	$1,264
Emerging Markets Core Equity Portfolio	1,698	(1,074)	(624)
DFA One-Year Fixed Income Portfolio	(8,854)	8,854	—
DFA Two-Year Global Fixed Income Portfolio	(63,279)	62,999	280
DFA Selectively Hedged Global Fixed Income Portfolio	(2,209)	(5,238)	7,447
DFA Five-Year Global Fixed Income Portfolio	(5,349)	(15,289)	20,638
DFA Inflation-Protected Securities Portfolio	(32)	32	—
DFA California Short-Term Municipal Bond Portfolio	(11)	11	—

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2006	$41,748	—	$41,748
2007	55,847	—	55,847
2008	67,060	—	67,060
Enhanced U.S. Large Company Portfolio
2006	5,651	—	5,651
2007	23,020	$1,991	25,011
2008	15,756	17,593	33,349
U.S. Large Cap Value Portfolio
2006	83,776	5,642	89,418
2007	105,066	146,660	251,726
2008	118,438	315,456	433,894
U.S. Targeted Value Portfolio
2006	7,089	10,659	17,748
2007	9,597	12,911	22,508
2008	9,084	14,001	23,085
U.S. Small Cap Value Portfolio
2006	99,305	537,712	637,017
2007	168,338	643,084	811,422
2008	73,038	747,955	820,993
U.S. Core Equity 1 Portfolio
2006	5,968	—	5,968
2007	15,517	1,000	16,517
2008	22,927	—	22,927
U.S. Core Equity 2 Portfolio
2006	9,408	—	9,408
2007	36,180	1,451	37,631
2008	48,004	—	48,004

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Vector Equity Portfolio
2006	$1,296	—	$1,296
2007	13,979	—	13,979
2008	14,964	—	14,964
T.A. U.S. Core Equity 2 Portfolio
2007	—	—	—
2008	4,648	—	4,648
U.S. Small Cap Portfolio
2006	49,510	$117,599	167,109
2007	70,394	144,164	214,558
2008	35,218	173,651	208,869
U.S. Micro Cap Portfolio
2006	97,962	222,188	320,150
2007	109,408	344,357	453,765
2008	82,937	350,692	433,629
DFA Real Estate Securities Portfolio
2006	59,687	48,370	108,057
2007	65,631	77,963	143,594
2008	34,694	200,903	235,597
Large Cap International Portfolio
2006	40,702	—	40,702
2007	52,781	909	53,690
2008	54,328	28,913	83,241
International Core Equity Portfolio
2006	9,763	—	9,763
2007	40,770	205	40,975
2008	85,639	17,053	102,692
T.A. World ex U.S. Core Equity Portfolio
2008	1,192	—	1,192
International Small Company Portfolio
2006	90,178	123,568	213,746
2007	147,606	139,397	287,003
2008	167,345	279,890	447,235
Japanese Small Company Portfolio
2006	2,258	—	2,258
2007	2,759	—	2,759
2008	3,574	—	3,574
Asia Pacific Small Company Portfolio
2006	1,662	—	1,662
2007	3,089	—	3,089
2008	4,433	—	4,433

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
United Kingdom Small Company Portfolio
2006	$799	$888	—	$1,687
2007	1,360	1,153	—	2,513
2008	1,227	1,311	$19	2,557
Continental Small Company Portfolio
2006	1,559	5,185	—	6,744
2007	3,386	2,271	—	5,657
2008	4,326	6,764	97	11,187
DFA International Real Estate Securities Portfolio
2006	—	—	—	—
2007	2,768	—	—	2,768
2008	19,791	—	—	19,791
DFA Global Real Estate Securities Portfolio
2008	—	—	—	—
DFA International Small Cap Value Portfolio
2006	132,360	176,381	—	308,741
2007	218,066	401,394	—	619,460
2008	318,023	534,468	—	852,491
International Vector Equity Portfolio
2008	—	—	—	—
Emerging Markets Portfolio
2006	55,765	587	—	56,352
2007	54,872	23,352	—	78,224
2008	70,205	128,306	—	198,511
Emerging Markets Small Cap Portfolio
2006	15,659	11,803	—	27,462
2007	21,595	53,499	—	75,094
2008	32,090	83,686	—	115,776
Emerging Markets Core Equity Portfolio
2006	9,153	83	—	9,236
2007	26,413	1,966	—	28,379
2008	42,769	5,265	204	48,238
DFA One-Year Fixed Income Portfolio
2006	88,029	—	—	88,029
2007	149,471	—	—	149,471
2008	102,391	—	—	102,391
DFA Two-Year Global Fixed Income Portfolio
2006	28,485	—	—	28,485
2007	78,938	—	—	78,938
2008	99,528	296	—	99,824

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
DFA Selectively Hedged Global Fixed Income Portfolio
2008	—	—	$68	$68
DFA Five-Year Government Portfolio
2006	$34,242	—	—	34,242
2007	49,378	—	—	49,378
2008	38,626	—	—	38,626
DFA Five-Year Global Fixed Income Portfolio
2006	54,715	—	4,812	59,527
2007	60,967	—	—	60,967
2008	96,473	—	5,349	101,822
DFA Intermediate Government Fixed Income Portfolio
2006	25,823	$2,647	—	28,470
2007	46,222	310	—	46,532
2008	59,933	112	—	60,045
DFA Inflation-Protected Securities Portfolio
2006	—	—	—	—
2007	2,996	—	—	2,996
2008	19,588	—	—	19,588
DFA Short-Term Municipal Bond Portfolio
2006	16,050	—	—	16,050
2007	24,969	—	—	24,969
2008	18,834	—	—	18,834
DFA California Short-Term Municipal Bond Portfolio
2007	1,116	—	—	1,116
2008	3,577	—	—	3,577

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Value Portfolio	$4,198	—	$4,198
U.S. Targeted Value Portfolio	939	—	939
Large Cap International Portfolio	881	—	881
International Core Equity Portfolio	1,299	—	1,299
DFA International Real Estate Securities Portfolio	8	—	8
DFA International Small Cap Value Portfolio	7,029	$846	7,875
Emerging Markets Portfolio	5,434	1,698	7,132
Emerging Markets Small Cap Portfolio	45	—	45

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$10,911	—	$(129,796)	$(118,885)
Enhanced U.S. Large Company Portfolio	17,552	—	(116,138)*	(98,586)
U.S. Large Cap Value Portfolio	30,999	—	—	30,999
U.S. Targeted Value Portfolio	2,111	—	(998)	1,113
U.S. Small Cap Value Portfolio	32,013	—	(371,019)	(339,006)
U.S. Core Equity 1 Portfolio	280	—	(21,910)	(21,630)
U.S. Core Equity 2 Portfolio	443	—	(57,743)	(57,300)
U.S. Vector Equity Portfolio	3,652	—	(14,463)	(10,811)
T.A. U.S. Core Equity 2 Portfolio	1,833	—	(7,282)	(5,449)
U.S. Small Cap Portfolio	7,870	—	(380,119)	(372,249)
U.S. Micro Cap Portfolio	36,230	—	(453,532)	(417,302)
DFA Real Estate Securities Portfolio	34,249	—	(70,758)	(36,509)
Large Cap International Portfolio	2,829	—	(19,004)	(16,175)
International Core Equity Portfolio	563	—	(10,739)	(10,176)
T.A. World ex U.S. Core Equity Portfolio	1,016	—	(2,250)	(1,234)
International Small Company Portfolio	13,366	—	(125,946)	(112,580)
Japanese Small Company Portfolio	1,084	—	(68,241)	(67,157)
Asia Pacific Small Company Portfolio	1,077	—	(30,387)	(29,310)
United Kingdom Small Company Portfolio	—	—	(931)	(931)
Continental Small Company Portfolio	—	—	(16,513)	(16,513)
DFA International Real Estate Securities Portfolio	5,091	—	(13,492)	(8,401)
DFA Global Real Estate Securities Portfolio	13	—	—	13
DFA International Small Cap Value Portfolio	13,995	$25,188	—	39,183
International Vector Equity Portfolio	232	—	(27)	205
Emerging Markets Portfolio	5,867	20,944	—	26,811
Emerging Markets Small Cap Portfolio	3,552	—	(21,881)	(18,329)
Emerging Markets Core Equity Portfolio	—	—	(62,950)	(62,950)
DFA One-Year Fixed Income Portfolio	9,752	—	(13,882)	(4,130)
DFA Two-Year Global Fixed Income Portfolio	84,596	—	(22,911)	61,685
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	—
DFA Five-Year Government Portfolio	5,156	—	(19,566)	(14,410)
DFA Five-Year Global Fixed Income Portfolio	—	—	(37,996)	(37,996)
DFA Intermediate Government Fixed Income Portfolio	10,404	6,294	—	16,698
DFA Inflation-Protected Securities Portfolio	4,009	364	—	4,373
DFA Short-Term Municipal Bond Portfolio	2,185	—	(17)	2,168
DFA California Short-Term Municipal Bond Portfolio	442	—	(23)	419

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2009	2010	2011	2012	2013	2014	2015	2016		Total
U.S. Large Company Portfolio	—	—	$27,798	—	$5,485	$8,867	—	$87,646		$129,796
Enhanced U.S. Large Company Portfolio	—	—	—	—	—	—	—	116,138	*	116,138	*
U.S. Targeted Value Portfolio	—	—	—	—	—	—	—	998		998
U.S. Small Cap Value Portfolio	—	—	—	—	—	—	—	371,019		371,019
U.S. Core Equity 1 Portfolio	—	—	—	—	—	—	$3,266	18,644		21,910
U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	15,562	42,181		57,743
U.S. Vector Equity Portfolio	—	—	—	—	—	—	1,759	12,704		14,463
T.A. U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	310	6,972		7,282

	2009	2010	2011	2012	2013	2014	2015	2016	Total
U.S. Small Cap Portfolio	—	—	—	—	—	—	—	$380,119	$380,119
U.S. Micro Cap Portfolio	—	—	—	—	—	—	—	453,532	453,532
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—	70,758	70,758
Large Cap International Portfolio	—	—	—	—	—	—	—	19,004	19,004
International Core Equity Portfolio	—	—	—	—	—	—	—	10,739	10,739
T.A. World ex U.S. Core Equity Portfolio	—	—	—	—	—	—	—	2,250	2,250
International Small Company Portfolio	—	—	—	—	—	—	—	125,946	125,946
Japanese Small Company Portfolio	$3,508	$4,453	$19,912	$3,801	$3,055	$2,451	$8,004	23,057	68,241
Asia Pacific Small Company Portfolio	—	—	5,837	1,150	907	864	—	21,629	30,387
United Kingdom Small Company Portfolio	—	—	—	—	—	—	—	931	931
Continental Small Company Portfolio	—	—	—	—	—	—	—	16,513	16,513
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	46	13,446	13,492
International Vector Equity Portfolio	—	—	—	—	—	—	—	27	27
Emerging Markets Small Cap Portfolio	—	—	—	—	—	—	—	21,881	21,881
Emerging Markets Core Equity Portfolio	—	—	—	—	—	—	—	62,950	62,950
DFA One-Year Fixed Income Portfolio	—	—	—	1,119	4,660	—	6,830	1,273	13,882
DFA Two-Year Global Fixed Income Portfolio	—	—	—	3,018	10,707	8,622	—	564	22,911
DFA Five-Year Government Portfolio	—	—	—	—	4,975	14,591	—	—	19,566
DFA Five-Year Global Fixed Income Portfolio	—	—	—	4,667	12,384	15,882	—	5,063	37,996
DFA Short-Term Municipal Bond Portfolio	—	—	—	17	—	—	—	—	17
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	—	—	4	19	23

*  As a result of The Enhanced U.S. Large Company Series "Check the Box" election on 11/1/2008, a $116,138,144 capital loss carryover was transferred to the Enhanced U.S. Large Company Portfolio. Per limitations within Internal Revenue Code Section 381(c)(3), the Portfolio will not be able to apply any of this until the tax year ended 10/31/2009 or the first taxable year ending after the date of the transfer. Any unused portion of the loss will expire in 2016.

During the period ended October 31, 2008, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Five-Year Government Portfolio	$2,704

For the period ended October 31, 2008, the Japanese Small Company Portfolio had capital loss carryforward expirations of $632 (in thousands).

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
Large Cap International Portfolio	$2,082	$15
International Core Equity Portfolio	74	30
T.A. World ex U.S. Core Equity Portfolio	—	—
International Small Company Portfolio	4,396	4,189
Japanese Small Company Portfolio	117	142
Asia Pacific Small Company Portfolio	664	—
United Kingdom Small Company Portfolio	41	147
Continental Small Company Portfolio	—	2
DFA International Real Estate Securities Portfolio	980	—
DFA International Small Cap Value Portfolio	13,204	—
Emerging Markets Portfolio	—	—
Emerging Markets Small Cap Portfolio	85	—
Emerging Markets Core Equity Portfolio	—	4

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,027,526	$93,016	$(848,117)	$(755,101)
Enhanced U.S. Large Company Portfolio	192,168	24,462	(72,680)	(48,218)
U.S. Large Cap Value Portfolio	4,995,570	350,769	(599,245)	(248,476)
U.S. Targeted Value Portfolio	1,748,251	75,116	(405,035)	(329,919)
U.S. Small Cap Value Portfolio	7,079,491	414,919	(2,163,030)	(1,748,111)
U.S. Core Equity 1 Portfolio	2,391,448	40,453	(568,395)	(527,942)
U.S. Core Equity 2 Portfolio	4,586,240	88,448	(1,303,275)	(1,214,827)
U.S. Vector Equity Portfolio	1,556,794	30,421	(446,152)	(415,731)
T.A. U.S. Core Equity 2 Portfolio	1,513,734	53,910	(230,662)	(176,752)
U.S. Small Cap Portfolio	2,780,144	282,350	(670,610)	(388,260)
U.S. Micro Cap Portfolio	3,408,805	464,388	(1,092,532)	(628,144)
DFA Real Estate Securities Portfolio	3,012,673	32,235	(927,187)	(894,952)
Large Cap International Portfolio	1,527,756	106,844	(335,697)	(228,853)
International Core Equity Portfolio	4,335,754	41,386	(1,263,959)	(1,222,573)
T.A. World ex U.S. Core Equity Portfolio	536,472	23,266	(79,602)	(56,336)
International Small Company Portfolio	4,286,326	208,976	(1,382,774)	(1,173,798)
Japanese Small Company Portfolio	215,359	42,228	(161,887)	(119,659)
Asia Pacific Small Company Portfolio	98,001	49,079	(85,412)	(36,333)
United Kingdom Small Company Portfolio	33,642	58,408	(69,617)	(11,209)
Continental Small Company Portfolio	119,528	79,201	(118,158)	(38,957)
DFA International Real Estate Securities Portfolio	1,001,533	726,813	(1,160,727)	(433,914)
DFA Global Real Estate Securities Portfolio	251,094	—	(53,465)	(53,465)
DFA International Small Cap Value Portfolio	8,399,180	358,159	(2,742,758)	(2,384,599)
International Vector Equity Portfolio	206,663	12,253	(19,982)	(7,729)
Emerging Markets Portfolio	963,376	589,657	(106,124)	483,533
Emerging Markets Small Cap Portfolio	780,670	114,057	(180,181)	(66,124)
Emerging Markets Core Equity Portfolio	2,153,857	148,068	(395,529)	(247,461)
DFA One-Year Fixed Income Portfolio	3,223,257	84,701	(69,436)	15,265
DFA Two-Year Global Fixed Income Portfolio	2,930,552	157,837	(119,916)	37,921
DFA Selectively Hedged Global Fixed Income Portfolio	202,148	10,302	(21,163)	(10,861)
DFA Five-Year Government Portfolio	930,149	25,978	(3,081)	22,897
DFA Five-Year Global Fixed Income Portfolio	2,739,183	165,452	(52,504)	112,948
DFA Intermediate Government Fixed Income Portfolio	1,169,332	94,921	(786)	94,135
DFA Short-Term Extended Quality Portfolio	162,221	1,664	(424)	1,240
DFA Inflation-Protected Securities Portfolio	514,038	7,558	(4,675)	2,883
DFA Short-Term Municipal Bond Portfolio	975,077	17,759	(575)	17,184
DFA California Short-Term Municipal Bond Portfolio	187,439	3,907	(15)	3,892

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008, depending on the Portfolios' inception date), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

For the Portfolios that adopted the provisions of FIN 48 during the fiscal year ended November 30, 2007, management has analyzed the Portfolios' tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amount of any unrecognized tax benefits significantly increasing or decreasing for any of the Portfolios.

On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master feeder structure each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code §337(a), each of the master funds recognizes no gain or loss and, pursuant to Code §332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b)(1) and 1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

Each aforementioned master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date (amounts in thousands).

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The U.S. Micro Cap Series	$(1,265,661)	$1,255,055	$59	$10,547
The U.S. Small Cap Value Series	(3,245,134)	3,217,140	113	27,881
The U.S. Small Cap Series	(1,198,194)	1,190,062	42	8,090

Each of the Portfolios impacted by the "Check the Box" election will also have permanent book/tax differences resulting from the transaction. Listed below are those permanent differences impacting each respective Portfolio. These permanent differences for each portfolio and their respective master fund include items, such as, the reversal of the portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the portfolio, the recording of the master fund's and the reversal of the portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to each respective fund's net assets or net asset value per share (amounts in thousands).

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Micro Cap Portfolio	$(658,120)	$473,720	$(102)	$184,502
U.S. Small Cap Value Portfolio	(1,345,309)	1,000,380	(200)	345,129
U.S. Small Cap Portfolio	(409,380)	270,782	(77)	138,675

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master feeder structure and The Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the portfolio, with the portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code §337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code §332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), the Portfolio has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b(1) and 1223, the Portfolio will maintain the Master Fund's holding period and tax basis in the assets deemed transferred to the Portfolio.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(117,037,950)	$52,451,710	$(425,031)	$65,011,271

The Portfolio will also have permanent book/tax differences resulting from the "Check the Box" election. Listed below are those permanent differences impacting the Portfolio. These permanent differences include items, such as, the transfer of the master fund's capital loss carryover to the Portfolio, the reversal of the Portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the Portfolio, the recording of the master fund's and the reversal of the Portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to the fund's net assets or net asset value per share.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$64,118,768	$59,581,296	$(429,063)	$(123,271,001)

For financial reporting purposes, this transaction had no impact on the net assets of the the fund.

On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure with RIC feeders, underlying fund of fund investors (Two Year Global Fixed Income Series) and direct client investors, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the master funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the master fund. Since each master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, each fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code§ 334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholders owning 80% or more of the master fund, pursuant to Internal Revenue Code § 332 (a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC §§ 334(b)(1) and 1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. However, any security distributed in satisfaction of the master's final dividend would have a basis equal to their fair market value and would be deemed acquired on the liquidation date.

Each master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The DFA One-Year Fixed Income Series	$(27,616,090)	$11,473,625	$49,753	$16,092,712
The DFA Two-Year Global Fixed Income Series	21,245,521	(39,613,298)	(6,979,642)	25,347,419

Each Portfolio impacted by the "Check the Box" election also has permanent book/tax differences resulting from the transaction. Listed below are the permanent differences impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA One-Year Fixed Income Portfolio	$23,017,604	$(17,665,726)	—	$(5,351,878)
DFA Two-Year Global Fixed Income Portfolio	58,589,854	(42,686,199)	$(6,443,265)	(9,460,390)
Global 60/40 Portfolio	—	(3,046,638)	—	3,046,638
Global 25/75 Portfolio	—	(1,370,411)	—	1,370,411

The Global 60/40 Portfolio and the Global 25/75 Portfolio, each representing a less than 80% owner of The DFA Two-Year Global Fixed Income Series, recognized $3,046,638 and $1,370,411 of net capital gain respectively for their tax year ended October 31, 2008, pursuant to IRC §331.

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
U.S. Targeted Value Portfolio	Amount	Shares	Amount	Shares	Amount	Shares
Class R1 Shares*
Shares Issued	$5,931	1,006	$41,494	4,172	N/A	N/A
Shares Issued in Lieu of Cash Distributions	250	42	351	36	N/A	N/A
Shares Redeemed	(3,540)	(618)	(7,142)	(761)	N/A	N/A
Net Increase (Decrease)—Class R1 Shares	$2,641	430	$34,703	3,447	N/A	N/A

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
U.S. Targeted Value Portfolio	Amount	Shares	Amount	Shares	Amount	Shares
Class R2 Shares**
Shares Issued	$451	67	$3,032	306	N/A	N/A
Shares Issued in Lieu of Cash Distributions	15	3	10	1	N/A	N/A
Shares Redeemed	(260)	(40)	(799)	(88)	N/A	N/A
Net Increase (Decrease)—Class R2 Shares	$206	30	$2,243	219	N/A	N/A
Institutional Class Shares
Shares Issued	$529,773	59,286	$930,939	66,970	$500,717	28,579
Shares Issued in Lieu of Cash Distributions	7,656	887	20,933	1,410	18,152	1,060
Shares Redeemed	(246,581)	(28,033)	(327,204)	(24,350)	(110,437)	(6,247)
Net Increase (Decrease)—Institutional Class Shares	$290,848	32,140	$624,668	44,030	$408,432	23,392

*  Class R1 Shares commenced operations on January 31, 2008.

**  Class R2 Shares commenced operations on June 30, 2008.

H.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Forward Currency Contracts: The DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At April 30, 2009, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Five-Year Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2009	Unrealized Foreign Exchange Gain (Loss)
05/12/09	19,217,093	Japanese Yen	$195,700	$194,895	$805
05/12/09	55,434	Pound Sterling	80,717	82,006	(1,289)
05/12/09	200,229	Swedish Krona	23,081	24,890	(1,809)

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2009	Unrealized Foreign Exchange Gain (Loss)
05/12/09	47,130	Swiss Franc	$40,225	$41,301	$(1,076)
05/14/09	22,710,220	Japanese Yen	231,790	230,328	1,462
05/20/09	16,703,541	Japanese Yen	172,665	169,423	3,242
			$744,178	$742,843	$1,335

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

4.  Futures Contracts:  During the six months ended April 30, 2009, the Portfolios entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements.

At April 30, 2009, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
Enhanced U.S. Large Company Portfolio	S&P 500 Index®	06/19/2009	647	$140,723	$24,054	$16,013

5.  Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

I.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Small Cap Value Portfolio	2.09%	$9,857	8	$5	$12,384
U.S. Core Equity 1 Portfolio	2.00%	4,381	8	2	12,148
U.S. Vector Equity Portfolio	2.25%	4,787	19	6	14,819
T.A. U.S. Core Equity 2 Portfolio	2.07%	3,108	15	3	12,832
U.S. Small Cap Portfolio	2.07%	9,401	15	8	27,804
U.S. Micro Cap Portfolio	1.85%	5,800	12	4	22,530
DFA Real Estate Securities Portfolio	1.90%	3,796	14	3	6,865
DFA Global Real Estate Securities Portfolio	2.08%	71	11	—	263

There were no outstanding borrowings by the Portfolios under this line of credit at April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Large Cap International Portfolio	0.95%	$4,079	34	$4	$14,855
International Core Equity Portfolio	0.96%	7,561	26	5	19,021
T.A. World ex U.S. Core Equity Portfolio	0.89%	4,582	16	2	8,114
International Small Company Portfolio	0.95%	2,342	23	1	7,234
DFA International Real Estate Securities Portfolio	0.95%	1,395	8	—	2,591
DFA International Small Cap Value Portfolio	0.96%	13,299	17	6	22,578
International Vector Equity Portfolio	0.95%	1,003	29	1	2,875
Emerging Markets Core Equity Portfolio	0.96%	5,951	17	3	12,568

At April 30, 2009, International Vector Equity Portfolio had a loan outstanding in the amount of $639 (amount in thousands).

J.  Securities Lending:

As of April 30, 2009, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K.  Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

L.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

N.  In-Kind Redemptions:

In accordance with guidelines described in the Portfolios' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the period December 1, 2007 to October 31, 2008, the following Portfolios realized net gains of in-kind redemptions (amounts in thousands):

Large Cap International Portfolio	$14,987
International Core Equity Portfolio	7,590
Emerging Markets Core Equity Portfolio	1,902

O.  Other:

At April 30, 2009, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio — Institutional Class Shares	2	59%
Enhanced U.S. Large Company Portfolio — Institutional Class Shares	3	82%
U.S. Large Cap Value Portfolio — Institutional Class Shares	3	75%
U.S. Targeted Value Portfolio — Class R1 Shares	1	98%
U.S. Targeted Value Portfolio — Class R2 Shares	1	86%
U.S. Targeted Value Portfolio — Institutional Class Shares	2	57%
U.S. Small Cap Value Portfolio — Institutional Class Shares	2	51%
U.S. Core Equity 1 Portfolio — Institutional Class Shares	4	80%
U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	65%
U.S. Vector Equity Portfolio — Institutional Class Shares	3	79%
T.A. U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	94%
U.S. Small Cap Portfolio — Institutional Class Shares	2	44%
U.S. Micro Cap Portfolio — Institutional Class Shares	1	41%
DFA Real Estate Securities Portfolio — Institutional Class Shares	2	65%
Large Cap International Portfolio — Institutional Class Shares	2	76%
International Core Equity Portfolio — Institutional Class Shares	3	69%
T.A. World ex U.S. Core Equity Portfolio — Institutional Class Shares	3	93%
International Small Company Portfolio — Institutional Class Shares	2	51%
Japanese Small Company Portfolio — Institutional Class Shares	3	67%
Asia Pacific Small Company Portfolio — Institutional Class Shares	1	57%
United Kingdom Small Company Portfolio — Institutional Class Shares	2	83%
Continental Small Company Portfolio — Institutional Class Shares	2	64%
DFA International Real Estate Securities Portfolio — Institutional Class Shares	3	81%
DFA Global Real Estate Securities Portfolio — Institutional Class Shares	2	85%
DFA International Small Cap Value Portfolio — Institutional Class Shares	2	46%
International Vector Equity Portfolio — Institutional Class Shares	3	93%
Emerging Markets Portfolio — Institutional Class Shares	2	57%
Emerging Markets Small Cap Portfolio — Institutional Class Shares	2	49%
Emerging Markets Core Equity Portfolio — Institutional Class Shares	3	79%
DFA One-Year Fixed Income Portfolio — Institutional Class Shares	3	79%
DFA Two-Year Global Fixed Income Portfolio — Institutional Class Shares	2	80%
DFA Selectively Hedged Global Fixed Income Portfolio — Institutional Class Shares	2	80%
DFA Five-Year Government Portfolio — Institutional Class Shares	3	76%
DFA Five-Year Global Fixed Income Portfolio — Institutional Class Shares	4	84%
DFA Intermediate Government Fixed Income Portfolio — Institutional Class Shares	2	76%
DFA Short-Term Extended Quality Portfolio — Institutional Class Shares	3	91%
DFA Inflation-Protected Securities Portfolio — Institutional Class Shares	3	83%
DFA Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	81%
DFA California Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	96%

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$1,000.40	0.74%	$3.67
Institutional Class Shares	$1,000.00	$1,001.20	0.46%	$2.28
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.12	0.74%	$3.71
Institutional Class Shares	$1,000.00	$1,022.51	0.46%	$2.31

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$3,300,609
Receivable for Fund Shares Sold	5,214
Prepaid Expenses and Other Assets	76
Total Assets	3,305,899
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	2,231
Fund Shares Redeemed	2,983
Due to Advisor	521
Accrued Expenses and Other Liabilities	290
Total Liabilities	6,025
NET ASSETS	$3,299,874
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $3,521 and shares outstanding of 695,410	$5.06
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $3,296,353 and shares outstanding of 264,974,638	$12.44
NUMBER OF SHARES AUTHORIZED	600,000,000
Investment in Affiliated Investment Company at Cost	$3,340,291
NET ASSETS CONSIST OF:
Paid-In Capital	$4,721,673
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	30,589
Accumulated Net Realized Gain (Loss)	(1,412,284)
Net Unrealized Foreign Exchange Gain (Loss)	(422)
Net Unrealized Appreciation (Depreciation)	(39,682)
NET ASSETS	$3,299,874

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,864)	$50,842
Interest	129
Income from Securities Lending	5,072
Expenses Allocated from Affiliated Investment Company	(3,514)
Total Investment Income	52,529
Expenses
Administrative Services Fees	2,997
Accounting & Transfer Agent Fees	39
Shareholder Servicing Fees — Class R2 Shares	4
Filing Fees	45
Shareholders' Reports	74
Directors'/Trustees' Fees & Expenses	22
Professional Fees	85
Other	29
Total Expenses	3,295
Net Investment Income (Loss)	49,234
Net Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(18,803)
Futures	(824)
Foreign Currency Transactions	307
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(39,682)
Translation of Foreign Currency Denominated Amounts	(422)
Net Realized and Unrealized Gain (Loss)	(59,424)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,190)

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec.1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$49,234	$193,222	$160,985
Net Realized Gain (Loss) on:
Investment Securities Sold	(18,803)	414,722 †	120,165 †
Futures	(824)	—	—
Foreign Currency Transactions	307	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(39,682)	(3,685,039)†	517,981 †
Translation of Foreign Currency Denominated Amounts	(422)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,190)	(3,077,095)	799,131
Distributions From:
Net Investment Income:
Class R2 Shares	(63)	(218)	—
Institutional Class Shares	(28,038)	(203,735)	(140,110)
Net Short-Term Gains:
Institutional Class Shares	—	(14,929)	(9,341)
Net Long-Term Gains:
Institutional Class Shares	—	(106,397)	(65,358)
Total Distributions	(28,101)	(325,279)	(214,809)
Capital Share Transactions:
Shares Issued	634,385	1,701,392	2,157,333
Shares Issued in Lieu of Cash Distributions	26,223	301,997	192,509
Shares Redeemed	(675,888)	(1,509,639)	(1,128,154)
Net Increase (Decrease) from Capital Share Transactions	(15,280)	493,750	1,221,688
Total Increase (Decrease) in Net Assets	(53,571)	(2,908,624)	1,806,010
Net Assets
Beginning of Period	3,353,445	6,262,069	4,456,059
End of Period	$3,299,874	$3,353,445	$6,262,069

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$30,589	$9,456	$20,513

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Class R2 Shares

	Six Months Ended April 30, 2009		Period April 30, 2008(a) to Oct. 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$5.16		$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.25	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.08)		(4.46)
Total from Investment Operations	(0.01)		(4.21)
Less Distributions
Net Investment Income	(0.09)		(0.63)
Net Realized Gains	—		—
Total Distributions	(0.09)		(0.63)
Net Asset Value, End of Period	$5.06		$5.16
Total Return	0.04	%(C)	(44.63	)%(C)
Net Assets, End of Period (thousands)	$3,521		$3,372
Ratio of Expenses to Average Net Assets (D)	0.74	%(B)	0.73	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.08	%(B)	7.47	%(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended April 30, 2009	Period Dec.1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$12.54	$25.51	$22.71	$17.67	$15.73	$12.20	$9.19
Income from Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.74	(A)	0.72	(A)	0.66	(A)	0.48	0.26	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.17)	(12.44)	3.09	5.37	1.89	3.58	3.02
Total from Investment Operations	0.01	(11.70)	3.81	6.03	2.37	3.84	3.24
Less Distributions
Net Investment Income	(0.11)	(0.78)	(0.63)	(0.65)	(0.42)	(0.31)	(0.23)
Net Realized Gains	—	(0.49)	(0.38)	(0.34)	(0.01)	—	—
Total Distributions	(0.11)	(1.27)	(1.01)	(0.99)	(0.43)	(0.31)	(0.23)
Net Asset Value, End of Period	$12.44	$12.54	$25.51	$22.71	$17.67	$15.73	$12.20
Total Return	0.12	%(C)	(47.96	)%(C)	17.09%	35.39%	15.40%	31.86%	35.92%
Net Assets, End of Period (thousands)	$3,296,353	$3,350,073	$6,262,069	$4,456,059	$2,518,457	$1,431,989	$748,319
Ratio of Expenses to Average Net Assets (D)	0.46	%(B)	0.44	%(B)	0.44%	0.44%	0.48%	0.51%	0.52%
Ratio of Net Investment Income to Average Net Assets	3.31	%(B)	3.86	%(B)	2.89%	3.25%	2.86%	1.87%	2.26%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio (the "Portfolio") is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Class R2 shares commenced operations on April 30, 2008. As of April 30, 2009, Class R1 shares has 25,000,000 authorized shares and has not commenced operations.

On November 1, 2008 The DFA International Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio	$3,300,609	—	—	$3,300,609

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $78 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 shares of the DFA International Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administrative fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.79% of its average net assets on an annualized basis. At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than 0.79% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.79% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Expense Assumption Agreement will remain in effect until March 1, 2010 and shall continue to remain in effect for year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2009, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to a reclassification of distributions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(326)	$326

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$120,187	$45,625	$165,812
2007	156,076	69,683	225,759
2008	218,970	106,309	325,279

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Caryforward	Total Net Distributable Earnings (Accumulated Losses)
$9,535	—	$(1,392,964)	$(1,383,429)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had capital loss carryforwards in the amount of $1,392,964 to offset future realized capital gains expiring in 2016.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,538,086	$216,559	$(454,036)	$(237,477)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
	Amount	Shares	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$694	149	$5,585	703	N/A	N/A
Shares Issued in Lieu of Cash Distributions	63	13	218	25	N/A	N/A
Shares Redeemed	(543)	(120)	(624)	(75)	N/A	N/A
Net Increase (Decrease)— Class R2 Shares	$214	42	$5,179	653	N/A	N/A
Institutional Class Shares
Shares Issued	$633,691	55,972	$1,695,807	84,544	$2,157,333	86,715
Shares Issued in Lieu of Cash Distributions	26,160	2,297	301,779	13,697	192,509	7,988
Shares Redeemed	(675,345)	(60,500)	(1,509,015)	(76,488)	(1,128,154)	(45,424)
Net Increase (Decrease)— Institutional Class Shares	$(15,494)	(2,231)	$488,571	21,753	$1,221,688	49,279

*  Class R2 Shares commenced operations on April 30, 2008.

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

J.  Other:

At April 30, 2009, two shareholders held approximately 87% of the outstanding shares of Class R2 shares of the Portfolio and two shareholders held approximately 47% of the outstanding shares of the Institutional Class shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2009

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$917.70	0.06%	$0.29
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.06%	$0.30
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$900.80	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES
CONTINUED

The DFA International Value Series	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.60	0.24%	$1.19
Hypothtical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$998.50	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,104.60	0.21%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,072.90	0.14%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,029.60	0.15%	$0.75
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,104.20	0.17%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,112.90	0.19%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,272.50	0.32%	$1.80
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61
The DFA One-Year Fixed Income Series
Actual Fund Return	$1,000.00	$1,025.10	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.07%	$0.35
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,024.20	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.07%	$0.35

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	9.5%	12.1%	12.5%	11.1%	13.9%	10.4%	18.4%	3.4%	1.0%	3.7%	4.0%	—	100.0%
The U.S. Large Cap Value Series	16.4%	6.2%	15.9%	29.6%	3.4%	15.5%	4.1%	3.0%	—	5.8%	0.1%	—	100.0%
The DFA International Value Series	13.0%	4.7%	5.4%	44.1%	0.3%	9.9%	3.6%	9.3%	—	7.1%	2.4%	0.2%	100.0%
The Japanese Small Company Series	21.0%	10.3%	1.5%	10.1%	3.8%	27.9%	12.0%	12.2%	—	—	0.8%	0.4%	100.0%
The Asia Pacific Small Company Series	22.2%	5.4%	9.1%	13.4%	5.9%	22.1%	5.1%	11.3%	0.2%	1.7%	3.6%	—	100.0%
The United Kingdom Small Company Series	21.2%	4.1%	6.6%	14.9%	3.4%	33.3%	12.2%	3.3%	—	0.7%	0.3%	—	100.0%
The Continental Small Company Series	14.3%	7.5%	4.7%	18.0%	8.5%	25.0%	8.4%	9.1%	—	0.9%	3.4%	0.2%	100.0%
The Canadian Small Company Series	14.0%	2.5%	21.5%	7.4%	4.4%	8.0%	7.8%	33.5%	—	—	0.9%	—	100.0%
The Emerging Markets Series	6.8%	8.6%	11.8%	18.7%	4.0%	7.3%	13.8%	12.0%	—	12.4%	4.6%	—	100.0%
The Emerging Small Cap Series	19.0%	11.2%	0.9%	14.4%	4.8%	17.9%	9.5%	16.8%	—	1.1%	4.2%	0.2%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
The DFA One-Year Fixed Income Series	18.4%	37.4%	41.0%	3.2%	—	100.0%
The DFA Two-Year Global Fixed Income Series	21.8%	29.9%	38.0%	8.7%	1.6%	100.0%

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.4%)
Consumer Discretionary — (8.2%)
Comcast Corp. Class A	1,076,779	$16,647,003	0.6%
Disney (Walt) Co.	693,896	15,196,322	0.5%
Home Depot, Inc.	633,760	16,680,563	0.6%
Lowe's Companies, Inc.	547,870	11,779,205	0.4%
McDonald's Corp.	416,270	22,183,028	0.8%
Other Securities		191,268,619	6.5%
Total Consumer Discretionary		273,754,740	9.4%
Consumer Staples — (10.1%)
Altria Group, Inc.	772,341	12,612,329	0.4%
Coca-Cola Co.	744,086	32,032,902	1.1%
CVS Caremark Corp.	544,070	17,290,545	0.6%
Kraft Foods, Inc.	549,255	12,852,567	0.4%
PepsiCo, Inc.	581,740	28,947,382	1.0%
Philip Morris International, Inc.	749,074	27,116,479	0.9%
Procter & Gamble Co.	1,095,539	54,163,448	1.9%
Wal-Mart Stores, Inc.	835,760	42,122,304	1.4%
Other Securities		112,421,109	3.9%
Total Consumer Staples		339,559,065	11.6%
Energy — (10.6%)
Chevron Corp.	749,301	49,528,796	1.7%
ConocoPhillips	553,311	22,685,751	0.8%
Exxon Mobil Corp.	1,847,176	123,151,224	4.2%
Occidental Petroleum Corp.	302,886	17,049,453	0.6%
Schlumberger, Ltd.	447,059	21,901,420	0.7%
Other Securities		120,394,539	4.2%
Total Energy		354,711,183	12.2%
Financials — (9.5%)
Bank of America Corp.	2,392,832	21,367,990	0.7%
Goldman Sachs Group, Inc.	172,614	22,180,899	0.8%
JPMorgan Chase & Co.	1,404,708	46,355,364	1.6%
U.S. Bancorp	656,070	11,953,595	0.4%
# Wells Fargo & Co.	1,584,076	31,697,361	1.1%
Other Securities		185,768,674	6.3%
Total Financials		319,323,883	10.9%
Health Care — (11.7%)
Abbott Laboratories	577,662	24,175,155	0.8%
#* Amgen, Inc.	386,494	18,733,364	0.6%
Bristol-Myers Squibb Co.	739,938	14,206,810	0.5%
Eli Lilly & Co.	377,960	12,442,443	0.4%
* Gilead Sciences, Inc.	340,513	15,595,495	0.5%
Johnson & Johnson	1,033,854	54,132,595	1.9%
Medtronic, Inc.	417,990	13,375,680	0.5%
# Merck & Co., Inc.	787,860	19,097,726	0.7%
# Pfizer, Inc.	2,521,375	33,685,570	1.2%
Schering-Plough Corp.	607,950	13,995,009	0.5%
Wyeth	497,681	21,101,674	0.7%
Other Securities		151,730,776	5.1%
Total Health Care		392,272,297	13.4%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (8.8%)
# 3M Co.	259,338	$14,937,869	0.5%
General Electric Co.	3,947,477	49,935,584	1.7%
# United Parcel Service, Inc.	372,093	19,475,348	0.7%
# United Technologies Corp.	352,228	17,202,816	0.6%
Other Securities		192,512,856	6.6%
Total Industrials		294,064,473	10.1%
Information Technology — (15.4%)
* Apple, Inc.	332,887	41,887,171	1.4%
* Cisco Sytems, Inc.	2,181,871	42,153,748	1.4%
* Google, Inc.	89,570	35,467,033	1.2%
Hewlett-Packard Co.	895,851	32,232,719	1.1%
# Intel Corp.	2,079,070	32,807,725	1.1%
International Business Machines Corp.	501,517	51,761,570	1.8%
Microsoft Corp.	2,858,023	57,903,546	2.0%
Oracle Corp.	1,433,554	27,724,934	0.9%
# QUALCOMM, Inc.	616,562	26,092,904	0.9%
Other Securities		167,726,427	5.9%
Total Information Technology		515,757,777	17.7%
Materials — (2.8%)
Monsanto Co.	204,818	17,387,000	0.6%
Other Securities		78,055,791	2.7%
Total Materials		95,442,791	3.3%
Real Estate Investment Trusts — (0.8%)
Total Real Estate Investment Trusts		28,359,880	1.0%
Telecommunication Services — (3.1%)
AT&T, Inc.	2,202,912	56,438,605	1.9%
Verizon Communications, Inc.	1,061,801	32,215,042	1.1%
Other Securities		16,682,884	0.6%
Total Telecommunication Services		105,336,531	3.6%
Utilities — (3.4%)
Total Utilities		112,908,648	3.9%
TOTAL COMMON STOCKS		2,831,491,268	97.1%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $78,230,000 FHLMC 4.50%, 05/01/23, valued at $74,771,704) to be repurchased at $73,662,389	$73,662	73,662,000	2.5%
	Shares
SECURITIES LENDING COLLATERAL — (13.4%)
§@ DFA Short Term Investment Fund LP	448,664,132	448,664,132	15.4%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,880,483 FNMA 7.000%, 12/01/38, valued at $2,758,031) to be repurchased at $2,677,713	$2,678	2,677,700	0.1%
TOTAL SECURITIES LENDING COLLATERAL		451,341,832	15.5%
TOTAL INVESTMENTS — (100.0%) (Cost $3,693,209,643)		$3,356,495,100	115.1%

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
Consumer Discretionary — (14.5%)
Carnival Corp.	2,310,498	$62,106,186	1.0%
# CBS Corp. Class B	4,471,899	31,482,169	0.5%
Comcast Corp. Class A	11,815,542	182,668,279	3.0%
Comcast Corp. Special Class A	3,259,343	47,847,155	0.8%
Disney (Walt) Co.	3,646,964	79,868,512	1.3%
* Liberty Media Corp. - Entertainment Class A	3,004,009	73,147,619	1.2%
*# Sears Holdings Corp.	503,427	31,449,085	0.5%
Time Warner Cable, Inc.	1,980,956	63,846,212	1.1%
Time Warner, Inc.	6,156,393	134,394,059	2.2%
Other Securities		328,702,773	5.4%
Total Consumer Discretionary		1,035,512,049	17.0%
Consumer Staples — (5.0%)
Archer-Daniels-Midland Co.	1,665,460	41,003,625	0.7%
CVS Caremark Corp.	4,387,117	139,422,578	2.3%
Kraft Foods, Inc.	2,137,904	50,026,954	0.8%
Other Securities		125,723,460	2.1%
Total Consumer Staples		356,176,617	5.9%
Energy — (13.4%)
Anadarko Petroleum Corp.	2,783,468	119,856,132	2.0%
# Apache Corp.	1,942,671	141,543,009	2.3%
# Chesapeake Energy Corp.	2,496,221	49,200,516	0.8%
ConocoPhillips	5,133,566	210,476,206	3.5%
Devon Energy Corp.	1,962,942	101,778,543	1.7%
# Marathon Oil Corp.	3,096,335	91,961,150	1.5%
Valero Energy Corp.	1,735,295	34,428,253	0.6%
XTO Energy, Inc.	1,015,200	35,186,832	0.6%
Other Securities		178,640,821	2.8%
Total Energy		963,071,462	15.8%
Financials — (25.0%)
Allstate Corp.	2,540,615	59,272,548	1.0%
# Bank of America Corp.	10,552,600	94,234,718	1.5%
# Bank of New York Mellon Corp.	1,972,678	50,263,835	0.8%
# BlackRock, Inc.	275,209	40,323,623	0.7%
Chubb Corp.	1,620,173	63,105,738	1.0%
# Goldman Sachs Group, Inc.	511,700	65,753,450	1.1%
JPMorgan Chase & Co.	7,983,370	263,451,210	4.3%
Loews Corp.	2,618,560	65,175,958	1.1%
MetLife, Inc.	4,847,114	144,201,642	2.4%
# Morgan Stanley	4,266,297	100,855,261	1.7%
# Prudential Financial, Inc.	1,829,600	52,838,848	0.9%
The Travelers Companies, Inc.	3,408,676	140,232,931	2.3%
# Unum Group	1,898,589	31,022,944	0.5%
# Wells Fargo & Co.	4,585,800	91,761,858	1.5%
Other Securities		528,187,530	8.7%
Total Financials		1,790,682,094	29.5%
Health Care — (2.8%)
* WellPoint, Inc.	2,193,022	93,773,621	1.5%
Other Securities		109,759,122	1.9%
Total Health Care		203,532,743	3.4%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.1%)
Burlington Northern Santa Fe Corp.	2,043,915	$137,923,384	2.3%
CSX Corp.	2,289,004	67,731,628	1.1%
# FedEx Corp.	920,593	51,516,384	0.8%
# General Electric Co.	18,097,900	228,938,435	3.8%
# Norfolk Southern Corp.	2,221,920	79,278,106	1.3%
Northrop Grumman Corp.	1,973,778	95,432,166	1.6%
Southwest Airlines Co.	4,297,932	29,999,565	0.5%
# Union Pacific Corp.	3,172,808	155,911,785	2.6%
Other Securities		91,607,377	1.4%
Total Industrials		938,338,830	15.4%
Information Technology — (3.0%)
*# Computer Sciences Corp.	1,338,943	49,487,333	0.8%
Motorola, Inc.	6,603,400	36,516,802	0.6%
Other Securities		131,920,074	2.2%
Total Information Technology		217,924,209	3.6%
Materials — (2.5%)
# Alcoa, Inc.	3,921,408	35,567,171	0.6%
# Dow Chemical Co.	3,647,149	58,354,384	1.0%
# Weyerhaeuser Co.	1,105,551	38,981,728	0.6%
Other Securities		47,065,638	0.8%
Total Materials		179,968,921	3.0%
Telecommunication Services — (4.9%)
AT&T, Inc.	8,259,100	211,598,142	3.5%
Verizon Communications, Inc.	2,528,765	76,722,730	1.3%
Other Securities		64,656,931	1.0%
Total Telecommunication Services		352,977,803	5.8%
Utilities — (0.1%)
Total Utilities		7,248,006	0.1%
TOTAL COMMON STOCKS		6,045,432,734	99.5%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $19,225,000 FHLMC 4.50%, 05/01/23, valued at $18,375,125) to be repurchased at $18,099,096	$18,099	18,099,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (15.4%)
§@ DFA Short Term Investment Fund LP	1,097,153,506	1,097,153,506	18.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $8,840,259 FNMA 5.000%, 06/01/35 & 7.000%, 12/01/38, valued at $6,744,429) to be repurchased at $6,548,020	$6,548	6,547,989	0.1%
TOTAL SECURITIES LENDING COLLATERAL		1,103,701,495	18.1%
TOTAL INVESTMENTS — (100.0%) (Cost $7,227,800,984)		$7,167,233,229	117.9%

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
Australia & New Zealand Banking Group, Ltd.	3,302,749	$38,088,001	0.8%
Commonwealth Bank of Australia	2,119,091	54,145,231	1.2%
National Australia Bank, Ltd.	2,933,161	43,866,134	0.9%
Other Securities		99,905,696	2.1%
TOTAL — AUSTRALIA		236,005,062	5.0%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		21,671,633	0.5%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		36,754,441	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		133	0.0%
TOTAL — BELGIUM		36,754,574	0.8%
CANADA — (6.5%)
COMMON STOCKS — (6.5%)
EnCana Corp.	560,598	25,692,705	0.5%
# Manulife Financial Corp.	1,562,378	26,604,811	0.6%
Petro-Canada	1,205,300	38,038,715	0.8%
# Sun Life Financial, Inc.	1,262,400	29,515,595	0.6%
# Toronto Dominion Bank	729,198	28,781,719	0.6%
Other Securities		222,552,198	4.8%
TOTAL — CANADA		371,185,743	7.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		48,943,826	1.0%
FINLAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		30,825,926	0.7%
FRANCE — (7.9%)
COMMON STOCKS — (7.7%)
* AXA SA	2,818,397	47,353,868	1.0%
# BNP Paribas SA	1,615,427	85,042,335	1.8%
Credit Agricole SA	1,759,114	25,720,980	0.5%
Societe Generale Paris	720,688	36,833,336	0.8%
# Vivendi SA	2,482,257	66,745,603	1.4%
Other Securities		181,562,214	4.0%
TOTAL COMMON STOCKS		443,258,336	9.5%
RIGHTS/WARRANTS — (0.2%)
Other Securities		7,906,234	0.2%
TOTAL — FRANCE		451,164,570	9.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (8.0%)
COMMON STOCKS — (8.0%)
# Allianz SE	442,712	$40,785,971	0.9%
# Allianz SE Sponsored ADR	2,834,240	25,678,214	0.5%
# Daimler AG	1,684,003	60,049,288	1.3%
# Deutsche Bank AG	774,190	41,285,440	0.9%
# Deutsche Telekom AG	2,621,866	32,001,474	0.7%
# Deutsche Telekom AG Sponsored ADR	2,705,150	29,432,032	0.6%
# E.ON AG	1,336,631	44,865,879	1.0%
#* E.ON AG Sponsored ADR	1,091,708	36,735,974	0.8%
# Munchener Rueckversicherungs-Gesellschaft AG	388,934	53,739,121	1.1%
Other Securities		95,781,641	2.0%
TOTAL — GERMANY		460,355,034	9.8%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		11,875,809	0.3%
HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
Cheung Kong Holdings, Ltd.	3,224,000	33,545,966	0.7%
Hutchison Whampoa, Ltd.	5,472,000	32,089,763	0.7%
Other Securities		82,736,600	1.8%
TOTAL — HONG KONG		148,372,329	3.2%
IRELAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		60,211	0.0%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Intesa Sanpaolo SpA	10,621,828	33,839,680	0.7%
UniCredito SpA	13,337,664	32,476,877	0.7%
Other Securities		79,042,887	1.7%
TOTAL — ITALY		145,359,444	3.1%
JAPAN — (13.3%)
COMMON STOCKS — (13.3%)
FUJIFILM Holdings Corp.	1,077,300	27,717,044	0.6%
# Kyocera Corp.	327,900	25,466,163	0.6%
# Sony Corp. Sponsored ADR	1,235,319	31,945,349	0.7%
Tokio Marine Holdings, Inc.	1,457,311	38,434,095	0.8%
Other Securities		637,298,957	13.6%
TOTAL — JAPAN		760,861,608	16.3%
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
# ArcelorMittal	1,877,993	43,990,804	0.9%
ING Groep NV	3,093,625	28,199,070	0.6%
Koninklijke Philips Electronics NV	3,072,622	55,439,317	1.2%
Other Securities		51,581,075	1.1%
TOTAL — NETHERLANDS		179,210,266	3.8%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		5,583,782	0.1%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		$47,825,298	1.0%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		7,296,563	0.2%
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
DBS Group Holdings, Ltd.	4,164,750	26,476,712	0.6%
Other Securities		51,597,299	1.1%
TOTAL — SINGAPORE		78,074,011	1.7%
SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
# Banco Santander Central Hispano SA	7,174,788	69,013,904	1.5%
# Banco Santander SA Sponsored ADR	4,608,838	42,170,868	0.9%
Other Securities		129,097,934	2.7%
TOTAL — SPAIN		240,282,706	5.1%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# Nordea Bank AB	6,583,962	48,973,792	1.1%
Other Securities		90,292,912	1.9%
TOTAL — SWEDEN		139,266,704	3.0%
SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
# Credit Suisse Group AG	1,755,349	68,592,952	1.5%
Credit Suisse Group AG Sponsored ADR	840,377	32,169,631	0.7%
* UBS AG	2,815,663	38,677,332	0.8%
Zurich Financial Services AG	322,012	59,839,659	1.3%
Other Securities		142,943,373	3.0%
TOTAL — SWITZERLAND		342,222,947	7.3%
UNITED KINGDOM — (14.8%)
COMMON STOCKS — (14.8%)
Anglo American P.L.C.	1,329,421	28,606,903	0.6%
Aviva P.L.C.	6,571,996	30,257,745	0.7%
# Barclays P.L.C. Sponsored ADR	2,451,654	39,250,981	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	3,405,193	121,224,871	2.6%
Kingfisher P.L.C.	12,172,495	33,136,239	0.7%
Royal Dutch Shell P.L.C. ADR	1,426,722	64,915,851	1.4%
# Thomson Reuters P.L.C.	1,137,914	29,268,757	0.6%
Vodafone Group P.L.C.	34,976,333	64,285,526	1.4%
Vodafone Group P.L.C. Sponsored ADR	6,615,474	121,393,948	2.6%
Other Securities		318,932,863	6.8%
TOTAL — UNITED KINGDOM		851,273,684	18.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,905,000 FNMA 5.00%, 05/01/23, valued at $13,531,872) to be repurchased at $13,331,070	$13,331	13,331,000	0.3%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (19.3%)
§@ DFA Short Term Investment Fund LP	1,106,332,861	$1,106,332,861	23.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,184,573) to be repurchased at $2,141,748	$2,142	2,141,738	0.0%
TOTAL SECURITIES LENDING COLLATERAL		1,108,474,599	23.7%
TOTAL INVESTMENTS — (100.0%) (Cost $5,789,745,691)		$5,736,277,329	122.7%

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (79.3%)
Consumer Discretionary — (16.7%)
# K's Holdings Corp.	130,772	$2,357,030	0.2%
Nissan Shatai Co., Ltd.	476,300	3,004,816	0.3%
# PanaHome Corp.	457,200	2,533,456	0.3%
# Shochiku Co., Ltd.	419,400	2,894,533	0.3%
Tokyo Style Co., Ltd.	336,700	2,482,634	0.3%
# Watami Food Service Co., Ltd.	127,700	2,558,968	0.3%
Other Securities		191,169,742	19.1%
Total Consumer Discretionary		207,001,179	20.8%
Consumer Staples — (8.3%)
# Fancl Corp.	218,500	2,501,944	0.3%
# Life Corp.	183,900	2,985,016	0.3%
# Morinaga Milk Industry Co., Ltd.	852,000	2,622,155	0.3%
# Nippon Flour Mills Co., Ltd.	604,000	2,332,678	0.2%
# Ryoshoku, Ltd.	141,900	2,897,426	0.3%
# The Nisshin Oillio Group, Ltd.	585,000	2,312,022	0.2%
# Unicharm Petcare Corp.	88,900	2,371,772	0.2%
Other Securities		84,233,231	8.5%
Total Consumer Staples		102,256,244	10.3%
Energy — (1.2%)
Total Energy		14,305,185	1.4%
Financials — (7.9%)
Kiyo Holdings, Inc.	2,135,900	2,564,021	0.3%
# Shikoku Bank, Ltd.	742,000	2,667,044	0.3%
The Aichi Bank, Ltd.	34,100	2,466,234	0.2%
# The Aomori Bank, Ltd.	611,000	2,322,311	0.2%
*# The Bank of Ikeda, Ltd.	70,300	2,694,697	0.3%
# The Bank of Iwate, Ltd.	57,400	2,763,149	0.3%
The Chukyo Bank, Ltd.	732,000	2,346,317	0.2%
# The Fukui Bank, Ltd.	841,000	2,636,740	0.3%
The Oita Bank, Ltd.	491,900	2,532,438	0.2%
Toho Bank, Ltd.	759,200	2,771,552	0.3%
# Yamagata Bank, Ltd.	584,500	2,641,749	0.3%
Other Securities		68,900,259	6.9%
Total Financials		97,306,511	9.8%
Health Care — (3.1%)
# Hogy Medical Co., Ltd.	50,300	2,694,419	0.3%
Kaken Pharmaceutical Co., Ltd.	348,000	2,897,288	0.3%
# Nipro Corp.	180,100	2,626,173	0.3%
Other Securities		29,674,165	2.9%
Total Health Care		37,892,045	3.8%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (22.4%)
# Chudenko Corp.	188,500	$2,649,079	0.3%
# Daiseki Co., Ltd.	147,263	2,821,952	0.3%
Futaba Corp.	159,500	2,848,362	0.3%
# Hitachi Plant Technologies, Ltd.	601,570	2,450,053	0.3%
# Kyowa Exeo Corp.	306,000	2,396,354	0.2%
Maeda Road Construction Co., Ltd.	319,000	2,658,221	0.3%
Miura Co., Ltd.	132,100	2,899,473	0.3%
Nippo Corp.	324,000	2,435,121	0.2%
# Okumura Corp.	750,400	2,819,376	0.3%
# Takara Standard Co., Ltd.	515,000	2,948,231	0.3%
Other Securities		249,505,434	24.9%
Total Industrials		276,431,656	27.7%
Information Technology — (9.6%)
eAccess, Ltd.	4,312	2,823,843	0.3%
Hosiden Corp.	243,000	2,983,266	0.3%
# IT Holdings Corp.	262,001	3,183,103	0.3%
Net One Systems Co., Ltd.	1,889	2,380,174	0.2%
Nichicon Corp.	265,000	2,542,931	0.3%
Ryosan Co., Ltd.	122,000	2,573,283	0.3%
Other Securities		102,046,394	10.2%
Total Information Technology		118,532,994	11.9%
Materials — (9.5%)
# FP Corp.	71,700	2,507,975	0.3%
# Hokuetsu Paper Mills, Ltd.	625,500	2,751,373	0.3%
Kureha Corp.	627,500	2,672,823	0.3%
# Nippon Paint Co., Ltd.	727,200	2,672,266	0.3%
# NOF Corp.	701,000	2,594,193	0.3%
Yodogawa Steel Works, Ltd.	624,500	2,839,958	0.3%
Other Securities		100,909,110	9.9%
Total Materials		116,947,698	11.7%
Utilities — (0.6%)
# Saibu Gas Co., Ltd.	1,291,000	3,180,288	0.3%
Other Securities		4,684,233	0.5%
Total Utilities		7,864,521	0.8%
TOTAL COMMON STOCKS		978,538,033	98.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $5,970,000 FNMA 5.00%, 06/01/23, valued at $5,564,351) to be repurchased at $5,478,029	$5,478	5,478,000	0.6%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (20.3%)
§@ DFA Short Term Investment Fund LP	250,523,360	$250,523,360	25.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $416,726) to be repurchased at $408,557	$409	408,555	0.0%
TOTAL SECURITIES LENDING COLLATERAL		250,931,915	25.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,681,656,946)		$1,234,947,948	124.0%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (46.5%)
COMMON STOCKS — (46.5%)
ABB Grain, Ltd.	632,085	$4,009,598	0.9%
# Adelaide Brighton, Ltd.	1,450,602	2,216,732	0.5%
* Andean Resources, Ltd.	1,464,837	1,715,441	0.4%
# APA Group	887,441	1,907,057	0.5%
* Austar United Communications, Ltd.	3,318,832	1,875,021	0.4%
Australian Infrastructure Fund	2,074,580	2,273,770	0.5%
# Australian Pharmaceutical Industries, Ltd.	5,455,541	2,024,411	0.5%
Australian Worldwide Exploration, Ltd.	1,464,634	2,575,903	0.6%
Beach Petroleum, Ltd.	3,467,976	1,922,157	0.5%
# Cabcharge Australia, Ltd.	408,669	1,984,111	0.5%
# Campbell Brothers, Ltd.	233,926	2,708,879	0.6%
Challenger Financial Services Group, Ltd.	1,755,942	2,544,430	0.6%
Crane Group, Ltd.	336,239	2,260,574	0.5%
# David Jones, Ltd.	1,336,771	2,931,014	0.7%
# Downer EDI, Ltd.	890,141	3,255,255	0.8%
DUET Group	2,738,547	3,267,851	0.8%
*# Energy World Corp., Ltd.	4,611,496	1,847,661	0.4%
# Envestra, Ltd.	5,706,866	2,049,447	0.5%
Gunns, Ltd.	2,264,920	1,804,762	0.4%
# Healthscope, Ltd.	734,309	2,054,887	0.5%
Invocare, Ltd.	731,219	2,706,930	0.6%
# JB Hi-Fi, Ltd.	279,730	2,762,417	0.7%
*# Karoon Gas Australia, Ltd.	628,673	2,501,293	0.6%
# Macquarie Communications Infrastructure Group	1,522,900	2,484,767	0.6%
Monadelphous Group, Ltd.	302,955	2,219,488	0.5%
Navitas, Ltd.	1,205,167	2,000,025	0.5%
New Hope Corp., Ltd.	2,061,229	6,318,944	1.5%
# Perpetual Trustees Australia, Ltd.	80,795	1,885,697	0.4%
Reece Australia, Ltd.	238,457	3,282,841	0.8%
*# Riversdale Mining, Ltd.	692,356	2,174,483	0.5%
# Salmat, Ltd.	764,648	2,186,108	0.5%
# Sigma Pharmaceuticals, Ltd.	3,728,510	3,033,263	0.7%
*# Silex System, Ltd.	578,159	2,019,701	0.5%
* Sino Gold Mining, Ltd.	588,853	2,323,794	0.6%
# Spark Infrastructure Group	2,286,930	1,713,358	0.4%
*# Tap Oil, Ltd.	4,622,004	2,956,264	0.7%
Tower Australia Group, Ltd.	1,156,969	1,724,518	0.4%
# West Australian Newspapers Holdings, Ltd.	698,276	2,560,976	0.6%
*# Western Areas NL	609,355	1,855,076	0.4%
Other Securities		139,088,814	32.5%
TOTAL COMMON STOCKS		235,027,718	55.1%
PREFERRED STOCKS — (0.0%)
Other Securities		127,502	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		24,221	0.0%
TOTAL — AUSTRALIA		235,179,441	55.1%
HONG KONG — (17.9%)
COMMON STOCKS — (17.9%)
# Techtronic Industries Co., Ltd.	3,623,000	2,138,015	0.5%
Other Securities		88,375,626	20.7%
TOTAL COMMON STOCKS		90,513,641	21.2%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$68,645	0.0%
TOTAL — HONG KONG		90,582,286	21.2%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,624	0.0%
NEW ZEALAND — (6.5%)
COMMON STOCKS — (6.5%)
Fisher & Paykel Healthcare Corp.	2,507,756	4,308,512	1.0%
Infratil, Ltd.	2,123,579	1,885,925	0.4%
New Zealand Refining Co., Ltd.	515,110	2,001,565	0.5%
Port of Tauranga, Ltd.	566,944	1,762,180	0.4%
# Ryman Healthcare, Ltd.	2,353,608	1,863,474	0.4%
Sky City Entertainment Group, Ltd.	2,802,000	4,338,244	1.0%
Other Securities		16,481,887	3.9%
TOTAL — NEW ZEALAND		32,641,787	7.6%
SINGAPORE — (12.7%)
COMMON STOCKS — (12.7%)
MobileOne, Ltd.	1,794,000	1,779,991	0.4%
Singapore Petroleum Co., Ltd.	799,000	1,792,701	0.4%
Singapore Post, Ltd.	3,567,900	1,827,620	0.4%
Venture Corp., Ltd.	504,000	2,016,296	0.5%
Other Securities		56,954,750	13.4%
TOTAL COMMON STOCKS		64,371,358	15.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,330	0.0%
TOTAL — SINGAPORE		64,384,688	15.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $75,000 FHLMC 6.040%(r), 11/01/36, valued at $53,345) to be repurchased at $51,000	$51	51,000	0.0%
	Shares
SECURITIES LENDING COLLATERAL — (16.4%)
§@ DFA Short Term Investment Fund LP	76,920,765	76,920,765	18.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $5,868,046) to be repurchased at $5,753,013	$5,753	5,752,986	1.4%
TOTAL SECURITIES LENDING COLLATERAL		82,673,751	19.4%
TOTAL INVESTMENTS — (100.0%) (Cost $711,982,875)		$505,516,577	118.4%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (92.6%)
Consumer Discretionary — (19.9%)
Aegis Group P.L.C.	3,311,021	$4,432,606	0.8%
Bellway P.L.C.	406,536	4,282,990	0.8%
Game Group P.L.C.	1,441,697	4,193,690	0.8%
# Greene King P.L.C.	423,929	3,891,133	0.7%
Halfords Group P.L.C.	913,032	4,468,998	0.8%
Kesa Electricals P.L.C.	2,031,662	3,960,615	0.7%
Ladbrokes P.L.C.	1,188,699	4,106,107	0.7%
* The Berkeley Group Holdings P.L.C.	320,225	4,605,082	0.8%
United Business Media P.L.C.	864,643	5,855,588	1.0%
William Hill P.L.C.	1,297,070	4,164,865	0.7%
Other Securities		75,723,970	13.5%
Total Consumer Discretionary		119,685,644	21.3%
Consumer Staples — (3.8%)
Total Consumer Staples		23,032,481	4.1%
Energy — (6.1%)
* Dana Petroleum P.L.C.	326,327	6,033,287	1.1%
# *Premier Oil P.L.C.	320,409	4,909,161	0.9%
* Soco International P.L.C.	281,540	5,121,161	0.9%
Venture Production P.L.C.	442,513	5,218,959	0.9%
Other Securities		15,150,871	2.7%
Total Energy		36,433,439	6.5%
Financials — (13.4%)
Aberdeen Asset Management P.L.C.	2,590,854	5,024,334	0.9%
Amlin P.L.C.	1,027,564	5,437,879	1.0%
Catlin Group, Ltd.	977,375	5,057,836	0.9%
Close Brothers Group P.L.C.	481,680	4,451,253	0.8%
Hiscox, Ltd.	1,535,730	7,602,721	1.4%
IG Group Holdings P.L.C.	1,256,927	4,065,967	0.7%
Jardine Lloyd Thompson Group P.L.C.	781,443	5,088,182	0.9%
# Provident Financial P.L.C.	485,695	6,048,416	1.1%
Other Securities		37,992,805	6.6%
Total Financials		80,769,393	14.3%
Health Care — (3.2%)
SSL International P.L.C.	745,205	5,224,584	0.9%
Other Securities		13,982,801	2.5%
Total Health Care		19,207,385	3.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (31.2%)
Aggreko P.L.C.	583,754	$4,950,819	0.9%
Arriva P.L.C.	630,725	4,305,877	0.8%
Atkins WS P.L.C.	425,663	3,839,555	0.7%
Babcock International Group P.L.C.	853,247	5,473,551	1.0%
Carillion P.L.C.	1,523,518	5,950,387	1.1%
Charter International P.L.C.	626,781	5,156,949	0.9%
Chemring Group P.L.C.	128,869	3,997,973	0.7%
De la Rue P.L.C.	387,017	5,485,749	1.0%
Hays P.L.C.	5,101,389	6,771,808	1.2%
Homeserve P.L.C.	228,007	4,126,718	0.7%
IMI P.L.C.	1,192,232	6,250,686	1.1%
Intertek Group P.L.C.	539,854	8,094,157	1.4%
Meggitt P.L.C.	1,481,239	3,925,386	0.7%
Michael Page International P.L.C.	1,235,568	5,011,837	0.9%
Qinetiq P.L.C.	2,172,472	4,243,237	0.8%
Regus P.L.C.	3,696,088	4,184,925	0.7%
Tomkins P.L.C.	3,177,919	8,113,088	1.4%
# Travis Perkins P.L.C.	410,292	4,237,523	0.8%
Ultra Electronics Holdings P.L.C.	267,145	4,683,916	0.8%
VT Group P.L.C.	677,021	4,607,214	0.8%
Other Securities		83,601,232	14.8%
Total Industrials		187,012,587	33.2%
Information Technology — (11.0%)
ARM Holdings P.L.C.	4,708,219	8,269,260	1.5%
# Dimension Data Holdings P.L.C.	5,615,130	4,215,601	0.7%
Halma P.L.C.	1,486,473	3,899,793	0.7%
Misys P.L.C.	1,982,492	4,046,304	0.7%
Rotork P.L.C.	352,833	4,219,958	0.8%
Spectris P.L.C.	499,879	4,337,751	0.8%
Other Securities		36,952,345	6.5%
Total Information Technology		65,941,012	11.7%
Materials — (3.0%)
Croda International P.L.C.	484,717	3,867,238	0.7%
Other Securities		14,224,742	2.5%
Total Materials		18,091,980	3.2%
Telecommunication Services — (0.7%)
Total Telecommunication Services		3,941,885	0.7%
Utilities — (0.3%)
Total Utilities		1,705,770	0.3%
TOTAL COMMON STOCKS		555,821,576	98.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		16	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $950,000 FHLMC 6.040%(r), 11/01/36, valued at $675,705) to be repurchased at $663,003	$663	663,000	0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (7.3%)
§@ DFA Short Term Investment Fund LP	40,472,278	$40,472,278	7.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $3,342,317) to be repurchased at $3,276,796	$3,277	3,276,781	0.6%
TOTAL SECURITIES LENDING COLLATERAL		43,749,059	7.8%
TOTAL INVESTMENTS — (100.0%) (Cost $852,537,460)		$600,233,651	106.6%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.5%)
COMMON STOCKS — (2.5%)
Andritz AG	116,739	$3,968,475	0.3%
Other Securities		31,462,441	2.8%
TOTAL — AUSTRIA		35,430,916	3.1%
BELGIUM — (3.2%)
COMMON STOCKS — (3.2%)
Ackermans & van Haaren NV	81,854	4,778,917	0.4%
Bekaert SA	56,746	5,266,058	0.5%
Elia System Operator SA NV	112,393	4,104,744	0.4%
Other Securities		32,132,350	2.7%
TOTAL COMMON STOCKS		46,282,069	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		212	0.0%
TOTAL — BELGIUM		46,282,281	4.0%
DENMARK — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		27,167,806	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		200,362	0.0%
TOTAL — DENMARK		27,368,168	2.4%
FINLAND — (6.1%)
COMMON STOCKS — (6.1%)
KCI Konecranes Oyj	243,819	4,953,978	0.4%
# Nokian Renkaat Oyj	325,926	5,147,040	0.5%
Other Securities		77,341,242	6.7%
TOTAL — FINLAND		87,442,260	7.6%
FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
Arkema	199,362	4,598,508	0.4%
Atos Origin SA	143,571	4,426,106	0.4%
# Bourbon SA	147,476	5,519,475	0.5%
Establissements Maurel et Prom	296,036	4,344,161	0.4%
* Gemalto NV	161,967	5,099,911	0.5%
Neopost SA	61,086	5,172,905	0.5%
*# Nexans SA	92,377	4,279,761	0.4%
*# Orpea	97,899	4,003,160	0.4%
Societe BIC SA	84,787	4,551,639	0.4%
Teleperformance SA	158,000	4,553,646	0.4%
Valeo SA	232,962	4,800,537	0.4%
Other Securities		108,749,579	9.3%
TOTAL COMMON STOCKS		160,099,388	14.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,433	0.0%
TOTAL — FRANCE		160,101,821	14.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (12.1%)
COMMON STOCKS — (12.1%)
# Aareal Bank AG	678,405	$6,317,747	0.6%
Aurubis AG	150,696	4,265,742	0.4%
# Bilfinger Berger AG	130,384	6,187,959	0.5%
# Douglas Holding AG	100,341	4,117,134	0.4%
DVB Bank SE	173,470	5,898,927	0.5%
IVG Immobilien AG	530,609	4,539,315	0.4%
# Lanxess AG	218,704	4,669,452	0.4%
MTU Aero Engines Holding AG	163,223	5,491,855	0.5%
# MVV Energie AG	114,815	4,747,617	0.4%
*# QIAGEN NV	327,193	5,387,656	0.5%
Rheinmetall AG	107,359	4,549,699	0.4%
Rhoen-Klinikum AG	284,706	5,933,732	0.5%
*# SGL Carbon SE	217,830	6,388,113	0.6%
*# Software AG	70,053	4,430,874	0.4%
Wincor Nixdorf AG	112,151	5,613,689	0.5%
Other Securities		96,988,682	8.4%
TOTAL COMMON STOCKS		175,528,193	15.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,849	0.0%
TOTAL — GERMANY		175,537,042	15.4%
GREECE — (3.0%)
COMMON STOCKS — (3.0%)
Bank of Greece	73,229	4,170,812	0.4%
Other Securities		39,723,990	3.4%
TOTAL — GREECE		43,894,802	3.8%
IRELAND — (2.0%)
COMMON STOCKS — (2.0%)
DCC P.L.C.	308,989	5,583,896	0.5%
* Dragon Oil P.L.C.	1,347,570	5,057,262	0.5%
Other Securities		18,747,865	1.6%
TOTAL — IRELAND		29,389,023	2.6%
ITALY — (7.6%)
COMMON STOCKS — (7.6%)
Banca Popolare di Milano Scarl	1,012,836	5,888,515	0.5%
# Credito Bergamasco SpA	133,144	4,630,311	0.4%
Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,055,167	0.4%
Other Securities		94,528,496	8.3%
TOTAL COMMON STOCKS		110,102,489	9.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,299	0.0%
TOTAL — ITALY		110,114,788	9.6%
NETHERLANDS — (4.8%)
COMMON STOCKS — (4.8%)
*# Crucell NV	230,971	4,834,599	0.4%
# Koninklijke Bam Groep NV	415,704	4,086,654	0.4%
Nutreco Holding NV	139,331	4,781,638	0.4%
Other Securities		55,915,066	4.9%
TOTAL — NETHERLANDS		69,617,957	6.1%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		$39,089,365	3.4%
PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		18,472,602	1.6%
SPAIN — (4.6%)
COMMON STOCKS — (4.6%)
Ebro Puleva SA	304,797	4,337,284	0.4%
Other Securities		62,601,704	5.5%
TOTAL — SPAIN		66,938,988	5.9%
SWEDEN — (4.0%)
COMMON STOCKS — (3.9%)
Other Securities		56,132,071	4.9%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,546,975	0.1%
TOTAL — SWEDEN		57,679,046	5.0%
SWITZERLAND — (11.1%)
COMMON STOCKS — (11.0%)
* Aryzta AG	265,691	7,695,303	0.7%
*# Bank Sarasin & Cie AG Series B	172,644	4,115,494	0.4%
Berner Kantonalbank AG	23,578	4,909,271	0.4%
Clariant AG	756,817	4,269,854	0.4%
# Galenica Holding AG	15,281	4,398,803	0.4%
PSP Swiss Property AG	141,111	6,632,416	0.6%
Romande Energie Holding SA	2,732	4,900,669	0.4%
Valiant Holding AG	33,293	5,855,039	0.5%
Other Securities		116,895,735	10.2%
TOTAL COMMON STOCKS		159,672,584	14.0%
PREFERRED STOCKS — (0.1%)
Other Securities		926,907	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		194,044	0.0%
TOTAL — SWITZERLAND		160,793,535	14.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $8,210,000 FNMA 5.00%, 08/25/18, valued at $7,605,280) to be repurchased at $7,492,040	$7,492	7,492,000	0.7%
	Shares
SECURITIES LENDING COLLATERAL — (21.5%)
§@ DFA Short Term Investment Fund LP	308,178,592	308,178,592	27.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,682,152) to be repurchased at $1,649,177	$1,649	$1,649,169	0.1%
TOTAL SECURITIES LENDING COLLATERAL		309,827,761	27.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,720,446,174)		$1,445,472,355	126.4%

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (80.1%)
Consumer Discretionary — (11.1%)
Astral Media, Inc. Class A	186,347	$4,922,197	2.2%
Cogeco Cable, Inc.	59,756	1,464,731	0.7%
Corus Entertainment, Inc. Class B	278,300	3,708,179	1.6%
Dorel Industries, Inc. Class B	107,500	2,049,464	0.9%
Forzani Group, Ltd. Class A	130,900	1,429,336	0.6%
Quebecor, Inc. Class B	159,493	2,058,319	0.9%
# Reitmans Canada, Ltd.	193,400	1,969,170	0.9%
* RONA, Inc.	426,885	4,725,677	2.1%
Other Securities		9,054,995	3.9%
Total Consumer Discretionary		31,382,068	13.8%
Consumer Staples — (2.0%)
# Maple Leaf Foods, Inc.	254,000	1,792,240	0.8%
Other Securities		3,754,335	1.6%
Total Consumer Staples		5,546,575	2.4%
Energy — (16.6%)
*# Birchcliff Energy, Ltd.	336,400	1,682,987	0.7%
* Celtic Exploration, Ltd.	122,600	1,469,186	0.7%
* Nuvista Energy, Ltd.	274,221	1,817,722	0.8%
Pason Systems, Inc.	222,900	1,895,948	0.8%
# Progress Energy Resources Corp.	223,440	1,666,485	0.7%
ShawCor, Ltd.	209,500	3,827,286	1.7%
# Trican Well Service, Ltd.	391,971	3,018,699	1.3%
# Trinidad Drilling, Ltd.	389,000	1,571,256	0.7%
*# TriStar Oil and Gas, Ltd.	383,141	3,451,576	1.5%
*# Uranium One, Inc.	1,819,900	5,032,825	2.2%
Other Securities		21,665,806	9.6%
Total Energy		47,099,776	20.7%
Financials — (5.7%)
AGF Management, Ltd. Class B	348,279	3,356,414	1.5%
# Canadian Western Bank	226,200	2,530,604	1.1%
Home Capital Group, Inc.	113,700	2,623,113	1.2%
Laurentian Bank of Canada	92,400	2,230,051	1.0%
Other Securities		5,454,348	2.3%
Total Financials		16,194,530	7.1%
Health Care — (3.7%)
* MDS, Inc.	464,108	2,683,604	1.2%
*# SXC Health Solutions Corp.	84,161	1,672,923	0.7%
Other Securities		6,252,018	2.7%
Total Health Care		10,608,545	4.6%
Industrials — (6.4%)
Aecon Group, Inc.	204,400	1,944,138	0.8%
Russel Metals, Inc.	229,900	2,419,797	1.1%
* Stantec, Inc.	156,600	3,429,111	1.5%
Toromont Industries, Ltd.	214,900	4,419,380	1.9%
Transcontinental, Inc. Class A	256,564	1,526,527	0.7%
Other Securities		4,234,711	1.9%
Total Industrials		17,973,664	7.9%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (6.1%)
* Celestica, Inc.	797,607	$4,799,144	2.1%
Evertz Technologies, Ltd.	116,100	1,644,255	0.7%
*# MacDonald Dettweiler & Associates, Ltd.	129,900	3,374,591	1.5%
Other Securities		7,588,574	3.3%
Total Information Technology		17,406,564	7.6%
Materials — (27.8%)
* Alamos Gold, Inc.	347,100	2,254,274	1.0%
* Aurizon Mines, Ltd.	561,000	2,077,952	0.9%
* Canfor Corp.	330,690	1,421,637	0.6%
CCL Industries, Inc. Class B	95,640	1,844,194	0.8%
*# Equinox Minerals, Ltd.	1,631,490	2,843,794	1.3%
* HudBay Minerals, Inc.	450,121	3,021,427	1.3%
Inmet Mining Corp.	77,268	2,677,476	1.2%
*# Kirkland Lake Gold, Inc.	187,280	1,349,709	0.6%
*# Lundin Mining Corp.	783,800	1,425,330	0.6%
Methanex Corp.	359,200	4,135,932	1.8%
Nova Chemicals Corp.	340,900	1,971,181	0.9%
* Osisko Mining Corp.	356,174	1,671,478	0.7%
* Pan Amer Silver Corp.	213,700	3,520,776	1.5%
# Sherritt International Corp.	443,200	1,905,318	0.8%
*# Silver Standard Resources, Inc.	225,492	3,781,191	1.7%
*# Thompson Creek Metals Company, Inc.	474,700	3,182,435	1.4%
# West Fraser Timber Co., Ltd.	123,716	2,794,055	1.2%
Other Securities		36,713,687	16.2%
Total Materials		78,591,846	34.5%
Telecommunication Services — (0.0%)
Total Telecommunication Services		68,382	0.0%
Utilities — (0.7%)
Total Utilities		1,999,404	0.9%
TOTAL COMMON STOCKS		226,871,354	99.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,245,000 FHLMC 6.040%(r), 11/01/36, valued at $885,529) to be repurchased at $872,005	$872	872,000	0.4%
	Shares
SECURITIES LENDING COLLATERAL — (19.6%)
§@ DFA Short Term Investment Fund LP	54,552,424	54,552,424	23.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $981,366) to be repurchased at $962,129	$962	962,124	0.4%
TOTAL SECURITIES LENDING COLLATERAL		55,514,548	24.3%
TOTAL INVESTMENTS — (100.0%) (Cost $521,173,060)		$283,257,902	124.2%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$4,881,631	0.3%
BRAZIL — (11.9%)
COMMON STOCKS — (5.5%)
Petroleo Brasilerio SA ADR (71654V101)	1,256,219	33,892,789	2.2%
Petroleo Brasilerio SA ADR (71654V408)	914,546	30,701,309	2.0%
Other Securities		29,785,052	1.8%
TOTAL COMMON STOCKS		94,379,150	6.0%
PREFERRED STOCKS — (6.4%)
Banco Bradesco SA	1,309,241	16,268,693	1.0%
Companhia de Bebidas das Americas Preferred ADR	151,600	8,547,208	0.5%
Companhia Vale do Rio Doce Series A	1,412,691	19,838,791	1.3%
Itau Unibanco Banco Multiplo SA	1,605,232	22,293,361	1.4%
Other Securities		44,703,637	2.9%
TOTAL PREFERRED STOCKS		111,651,690	7.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,897	0.0%
TOTAL — BRAZIL		206,032,737	13.1%
CHILE — (2.4%)
COMMON STOCKS — (2.4%)
# Empresa Nacional de Electricidad SA Sponsored ADR	244,663	9,382,826	0.6%
Enersis SA Sponsored ADR	939,367	14,081,111	0.9%
Other Securities		17,572,504	1.1%
TOTAL — CHILE		41,036,441	2.6%
CHINA — (9.9%)
COMMON STOCKS — (9.9%)
# Bank of China, Ltd.	56,691,000	21,019,633	1.3%
# China Life Insurance Co., Ltd. ADR	222,627	11,788,100	0.8%
China Mobile, Ltd. Sponsored ADR	686,797	29,642,158	1.9%
China Resources Enterprise, Ltd.	5,317,000	9,363,807	0.6%
Citic Pacific, Ltd.	8,900,000	12,971,768	0.8%
CNOOC, Ltd. ADR	67,956	7,566,901	0.5%
# Industrial & Commercial Bank of China, Ltd.	34,093,000	19,481,870	1.2%
PetroChina Co., Ltd. ADR	88,700	7,708,917	0.5%
Other Securities		51,316,502	3.3%
TOTAL COMMON STOCKS		170,859,656	10.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,082	0.0%
TOTAL — CHINA		170,870,738	10.9%
CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
CEZ A.S.	301,862	12,402,657	0.8%
Telefonica 02 Czech Republic A.S.	326,466	6,949,387	0.5%
Other Securities		1,963,122	0.1%
TOTAL — CZECH REPUBLIC		21,315,166	1.4%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
*# OTP Bank NYRT	669,946	$8,628,737	0.6%
Richter Gedeon NYRT	63,817	8,332,260	0.5%
Other Securities		6,924,142	0.4%
TOTAL — HUNGARY		23,885,139	1.5%
INDIA — (10.6%)
COMMON STOCKS — (10.6%)
* HDFC Bank, Ltd.	386,733	8,576,762	0.5%
Hindustan Unilever, Ltd.	1,921,894	9,041,934	0.6%
Infosys Technologies, Ltd.	657,429	19,965,037	1.3%
* Infosys Technologies, Ltd. Sponsored ADR	233,496	7,194,012	0.5%
ITC, Ltd.	2,007,345	7,620,885	0.5%
Larsen & Toubro, Ltd.	433,176	7,686,285	0.5%
Reliance Industries, Ltd.	1,030,847	37,474,495	2.4%
Other Securities		86,030,286	5.4%
TOTAL COMMON STOCKS		183,589,696	11.7%
PREFERRED STOCKS — (0.0%)
Other Securities		414,201	0.0%
TOTAL — INDIA		184,003,897	11.7%
INDONESIA — (2.4%)
COMMON STOCKS — (2.4%)
PT Astra International Tbk	9,952,561	16,769,263	1.1%
PT Telekomunikasi Indonesia Tbk	14,011,140	10,180,277	0.7%
Other Securities		15,218,853	0.9%
TOTAL — INDONESIA		42,168,393	2.7%
ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
Bank Leumi Le-Israel B.M.	3,430,545	8,574,876	0.6%
# Teva Pharmaceutical Industries, Ltd. Sponsored ADR	866,245	38,019,493	2.4%
Other Securities		24,998,065	1.6%
TOTAL — ISRAEL		71,592,434	4.6%
MALAYSIA — (4.7%)
COMMON STOCKS — (4.7%)
Bumiputra-Commerce Holdings Berhad	3,095,227	6,969,192	0.4%
Other Securities		73,630,960	4.7%
TOTAL — MALAYSIA		80,600,152	5.1%
MEXICO — (6.6%)
COMMON STOCKS — (6.6%)
# America Movil S.A.B. de C.V. Series L	17,737,259	28,983,961	1.8%
# Telefonos de Mexico S.A.B. de C.V.	9,705,800	7,768,296	0.5%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	11,877,118	0.8%
Other Securities		65,340,593	4.1%
TOTAL — MEXICO		113,969,968	7.2%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		10,891,360	0.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
POLAND — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		$20,064,688	1.3%
SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		229,333	0.0%
SOUTH AFRICA — (7.8%)
COMMON STOCKS — (7.8%)
Impala Platinum Holdings, Ltd.	418,504	7,996,371	0.5%
MTN Group, Ltd.	1,626,187	21,113,094	1.4%
Sasol, Ltd. Sponsored ADR	1,270,370	38,250,841	2.4%
Other Securities		68,090,699	4.3%
TOTAL — SOUTH AFRICA		135,451,005	8.6%
SOUTH KOREA — (11.9%)
COMMON STOCKS — (11.9%)
# Hyundai Heavy Industries Co., Ltd.	49,890	8,944,850	0.6%
# LG Electronics, Inc.	88,910	7,345,038	0.5%
# POSCO	46,060	14,203,999	0.9%
Samsung Electronics Co., Ltd.	97,139	44,854,627	2.8%
# Samsung Electronics Co., Ltd. ADR	49,372	11,390,579	0.7%
SK Telecom Co., Ltd.	56,085	7,995,284	0.5%
Other Securities		111,173,511	7.1%
TOTAL — SOUTH KOREA		205,907,888	13.1%
TAIWAN — (10.3%)
COMMON STOCKS — (10.3%)
Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,326,463	0.5%
Formosa Plastics Corp.	4,721,167	8,318,334	0.5%
Hon Hai Precision Industry Co., Ltd.	3,991,458	11,523,487	0.7%
Media Tek, Inc.	734,059	7,634,267	0.5%
Nan Ya Plastic Corp.	6,878,218	9,100,600	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	37,695,426	2.4%
Other Securities		97,510,431	6.2%
TOTAL — TAIWAN		179,109,008	11.4%
THAILAND — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		20,582,076	1.3%
TURKEY — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		30,541,632	1.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,315,000 FNMA 5.00%, 06/01/23, valued at $1,225,648) to be repurchased at $1,204,006	$1,204	1,204,000	0.1%
	Shares
SECURITIES LENDING COLLATERAL — (9.6%)
§@ DFA Short Term Investment Fund LP	165,849,947	165,849,947	10.5%

THE EMERGING MARKETS SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $866,071) to be repurchased at $849,093	$849	$849,089	0.1%
TOTAL SECURITIES LENDING COLLATERAL		166,699,036	10.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,203,038,451)		$1,731,036,722	110.1%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$1,015,587	0.1%
BRAZIL — (10.3%)
COMMON STOCKS — (5.1%)
* Cyrela Brazil Realty SA	326,200	2,075,866	0.3%
* Global Village Telecom Holding SA	178,300	2,355,666	0.3%
Lojas Renner SA	273,700	2,483,237	0.3%
Natura Cosmeticos SA	177,300	2,105,941	0.3%
* Perdigao SA ADR	71,200	2,092,568	0.3%
Other Securities		30,994,557	4.2%
TOTAL COMMON STOCKS		42,107,835	5.7%
PREFERRED STOCKS — (5.2%)
Companhia Paranaense de Energia-Copel Series B	213,400	2,669,267	0.4%
Eletropaulo Metropolita SA Preferred A	248,500	3,127,607	0.4%
Klabin SA	1,412,700	2,039,394	0.3%
* Net Servicos de Comunicacao SA	400,902	3,282,014	0.4%
* Suzano Papel e Celullose SA	390,634	2,478,771	0.3%
Ultrapar Participacoes SA	263,040	7,350,628	1.0%
Other Securities		22,069,718	3.1%
TOTAL PREFERRED STOCKS		43,017,399	5.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		203	0.0%
TOTAL — BRAZIL		85,125,437	11.6%
CHILE — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		12,086,466	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,449	0.0%
TOTAL — CHILE		12,088,915	1.6%
CHINA — (12.4%)
COMMON STOCKS — (12.4%)
* Brilliance China Automotive Holdings, Ltd.	33,678,000	2,497,278	0.3%
# China Travel International Investment Hong Kong, Ltd.	21,347,000	3,726,049	0.5%
# China Yurun Food Group, Ltd.	2,622,000	3,105,390	0.4%
Guangdong Investment, Ltd.	5,402,000	2,218,347	0.3%
# HKC (Holdings), Ltd.	36,439,206	2,651,123	0.4%
# Hopson Development Holdings, Ltd.	3,914,000	2,992,228	0.4%
# Hunan Non-Ferrous Metal Corp., Ltd.	29,434,000	4,950,958	0.7%
Minmetals Resources, Ltd.	14,290,000	2,417,008	0.3%
*# Semiconductor Manufacturing International Corp.	223,591,000	8,462,351	1.2%
# Shenzhen International Holdings, Ltd.	99,951,800	4,987,136	0.7%
# Shenzhen Investment, Ltd.	22,480,000	6,568,033	0.9%
Sinolink Worldwide Holdings, Ltd.	25,301,300	2,101,648	0.3%
TPV Technology, Ltd.	18,340,000	6,058,059	0.8%
Weiqiao Textile Co., Ltd.	5,830,000	2,321,486	0.3%
Xinao Gas Holdings, Ltd.	2,178,000	2,977,223	0.4%
Other Securities		44,316,655	6.0%
TOTAL COMMON STOCKS		102,350,972	13.9%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$84,175	0.0%
TOTAL — CHINA		102,435,147	13.9%
HUNGARY — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		2,854,628	0.4%
INDIA — (8.5%)
COMMON STOCKS — (8.5%)
Other Securities		70,379,627	9.6%
PREFERRED STOCKS — (0.0%)
Other Securities		34,483	0.0%
TOTAL — INDIA		70,414,110	9.6%
INDONESIA — (2.2%)
COMMON STOCKS — (2.2%)
* PT Lippo Karawaci Tbk	35,036,250	2,666,268	0.4%
Other Securities		15,236,234	2.0%
TOTAL — INDONESIA		17,902,502	2.4%
ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
* Clal Insurance Enterprise Holdings, Ltd.	267,547	3,108,315	0.4%
* Harel Insurance Investments & Finances, Ltd.	106,806	3,326,434	0.5%
Other Securities		14,134,122	1.9%
TOTAL — ISRAEL		20,568,871	2.8%
MALAYSIA — (5.3%)
COMMON STOCKS — (5.3%)
Other Securities		43,616,268	5.9%
PREFERRED STOCKS — (0.0%)
Other Securities		16,155	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		54,822	0.0%
TOTAL — MALAYSIA		43,687,245	5.9%
MEXICO — (5.1%)
COMMON STOCKS — (5.1%)
# Embotelladora Arca S.A.B. de C.V.	1,909,100	4,300,522	0.6%
*# Empresas ICA S.A.B. de C.V.	1,463,608	2,660,913	0.4%
*# Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	4,941,520	0.7%
Grupo Continental S.A.B. de C.V.	3,323,559	5,873,884	0.8%
* Industrias CH S.A.B. de C.V. Series B	3,280,048	7,227,224	1.0%
# TV Azteca S.A.B. de C.V. Series A	6,581,300	2,235,716	0.3%
Other Securities		15,249,768	2.0%
TOTAL — MEXICO		42,489,547	5.8%
PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		9,205,530	1.3%
POLAND — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		17,783,042	2.4%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (8.9%)
COMMON STOCKS — (8.9%)
Aveng, Ltd.	853,649	$3,264,724	0.4%
Dimension Data Holdings P.L.C.	3,458,471	2,587,466	0.4%
Foschini, Ltd.	521,461	2,759,686	0.4%
Grindrod, Ltd.	1,607,864	2,634,920	0.4%
Imperial Holdings, Ltd.	473,889	3,036,115	0.4%
JD Group, Ltd.	1,161,251	4,653,662	0.6%
Metropolitan Holdings, Ltd.	1,697,716	2,124,333	0.3%
Mr. Price Group, Ltd.	928,134	2,840,960	0.4%
Reunert, Ltd.	594,843	2,939,655	0.4%
The Spar Group, Ltd.	559,850	3,495,542	0.5%
Tongaat-Hulett, Ltd.	625,434	5,516,841	0.8%
Wilson Bayly Holme-Ovcon, Ltd.	190,920	2,237,351	0.3%
Woolworths Holdings, Ltd.	2,268,438	3,199,912	0.4%
Other Securities		32,566,324	4.3%
TOTAL — SOUTH AFRICA		73,857,491	10.0%
SOUTH KOREA — (12.9%)
COMMON STOCKS — (12.9%)
# Daelim Industrial Co., Ltd.	56,180	2,727,306	0.4%
# NCsoft Corp.	32,130	3,582,778	0.5%
Other Securities		100,427,498	13.6%
TOTAL COMMON STOCKS		106,737,582	14.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,596	0.0%
TOTAL — SOUTH KOREA		106,744,178	14.5%
TAIWAN — (11.3%)
COMMON STOCKS — (11.3%)
Other Securities		93,333,314	12.7%
THAILAND — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		16,405,979	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		27,178	0.0%
TOTAL — THAILAND		16,433,157	2.2%
TURKEY — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		14,704,819	2.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		137,672	0.0%
TOTAL — TURKEY		14,842,491	2.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,475,000 FNMA 5.00%, 06/01/23, valued at $1,374,777) to be repurchased at $1,353,007	$1,353	1,353,000	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (11.5%)
§@ DFA Short Term Investment Fund LP	92,464,501	$92,464,501	12.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $3,192,493) to be repurchased at $3,129,910	$3,130	3,129,895	0.4%
TOTAL SECURITIES LENDING COLLATERAL		95,594,396	13.0%
TOTAL INVESTMENTS — (100.0%) (Cost $887,196,118)		$827,728,588	112.4%

See accompanying Notes to Financial Statements.

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (42.7%)
Federal Farm Credit Bank 2.750%, 05/04/10	$118,300	$120,472,698
3.750%, 12/06/10	40,000	41,558,840
Federal Home Loan Bank 2.375%, 04/30/10	12,000	12,171,816
4.875%, 05/14/10	108,200	112,573,552
4.250%, 06/11/10	134,100	138,939,401
2.750%, 06/18/10	76,200	77,710,208
3.500%, 07/16/10	100,000	102,367,400
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	136,000	138,524,976
2.375%, 05/28/10	106,300	107,957,855
2.875%, 06/28/10	75,000	76,658,025
6.875%, 09/15/10	30,000	32,234,250
Federal National Mortgage Association 4.125%, 05/15/10	102,500	105,600,727
2.375%, 05/20/10	124,500	126,417,424
7.125%, 06/15/10	98,500	105,341,121
4.500%, 02/15/11	83,000	87,843,299
TOTAL AGENCY OBLIGATIONS		1,386,371,592
BONDS — (37.6%)
American Express Centurion Floating Rate Note (r) 0.480%, 06/12/09	91,700	91,392,071
Bank of America NA 1.700%, 12/23/10	40,000	40,375,440
Bank of New York Mellon Corp. 4.950%, 01/14/11	5,000	5,170,675
Bank of New York Mellon Corp. Floating Rate Note (r) 1.634%, 02/05/10	59,000	58,811,495
Citigroup Funding, Inc. Floating Rate Note (r) 1.351%, 10/22/09	80,400	78,480,852
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	100,000	98,044,600
Deutsche Bank AG Floating Rate Note (r) 1.909%, 06/18/10	100,000	98,495,900
General Electric Capital Corp. 5.000%, 12/01/10	10,000	10,211,450
1.625%, 01/07/11	60,000	60,403,620
General Electric Capital Corp. Floating Rate Note (r) 1.301%, 05/10/10	10,200	9,885,024
Goldman Sachs Group, Inc. 1.700%, 03/15/11	30,000	30,235,590
JPMorgan Chase & Co. Floating Rate Note (r) 1.596%, 11/19/09	92,000	91,742,124

	Face Amount	Value†
	(000)
Kreditanstalt fuer Wiederaufbau 4.625%, 01/20/11	$58,000	$60,675,888
1.875%, 03/15/11	35,000	35,201,425
Landeskreditbank Baden-Wuerttemberg Foerderbank 4.250%, 09/15/10	24,400	25,118,068
Manitoba, Province of 4.450%, 04/12/10	5,450	5,620,312
Morgan Stanley 2.900%, 12/01/10	90,000	92,261,070
Nordic Investment Bank 4.875%, 03/15/11	12,291	12,620,645
Oesterreichischen Kontrollbank AG 4.250%, 10/06/10	10,000	10,288,340
Oesterreichischen Kontrollbank AG 2.875%, 03/15/11	82,000	82,965,140
Regions Bank 2.750%, 12/10/10	18,000	18,390,474
Svensk Exportkredit AB 4.000%, 06/15/10	77,000	78,618,463
4.500%, 09/27/10	13,000	13,469,131
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	93,000	92,036,799
Wal-Mart Stores, Inc. 4.125%, 07/01/10	19,343	19,870,193
TOTAL BONDS		1,220,384,789
CERTIFICATES OF DEPOSIT INTEREST BEARING — (8.9%)
Abbey National North America 3.060%, 06/04/09	55,000	55,117,716
Barclays Bank P.L.C. 3.430%, 07/10/09	80,000	80,374,984
3.430%, 08/07/09	22,000	22,129,527
Toronto Dominion Bank NY 1.900%, 10/05/09	15,000	15,085,109
1.840%, 10/06/09	70,000	70,384,342
UBS AG 3.390%, 07/13/09	45,000	45,216,167
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		288,307,845
COMMERCIAL PAPER — (10.4%)
ANZ National (International), Ltd. 3.070%, 09/04/09	30,000	29,880,090
1.605%, 11/06/09	57,000	56,571,913
Australia & New Zealand Bank 3.111%, 07/31/09	10,000	9,977,128
Nordea North America, Inc. 2.900%, 05/22/09	15,000	14,997,213
3.000%, 06/01/09	45,000	44,985,722
Societe Generale North America 3.100%, 05/01/09	19,000	18,999,905
3.145%, 05/01/09	44,000	43,999,780

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
UBS Finance Delaware LLC 3.225%, 05/22/09	$17,000	$16,996,530
Westpac Banking Corp. 3.020%, 09/04/09	103,000	102,588,309
TOTAL COMMERCIAL PAPER		338,996,590
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $12,245,000 FNMA 5.32%, 01/01/19, valued at $12,688,881) to be repurchased at $12,501,066	12,501	12,501,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,220,312,860)		$3,246,561,816

See accompanying Notes to Financial Statements.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (0.1%)
BONDS — (0.1%)
Australia & New Zealand Banking Group, Ltd.
(u) 4.875%, 11/08/10	4,085	$4,067,202
CANADA — (3.9%)
BONDS — (3.9%)
Canada Mortgage & Housing Corp. (u) 4.800%, 10/01/10	26,280	27,099,910
Ontario, Province of Canada (u) 3.125%, 09/08/10	89,000	90,882,884
TOTAL — CANADA		117,982,794
FRANCE — (0.9%)
BONDS — (0.9%)
Agence Francaise de Developpement (u) 1.750%, 01/18/11	26,500	26,482,563
GERMANY — (11.6%)
BONDS — (11.6%)
Deutche Bank AG Floating Rate Note (u)(r) 1.738%, 02/16/10	90,000	88,967,520
DSL Bank AG (j) 1.750%, 10/07/09	5,760,000	58,677,357
Kreditanstalt fuer Wiederaufbau (u) 4.625%, 01/20/11	53,200	55,654,435
(u) 1.875%, 03/15/11	19,755	19,886,568
Landeskreditbank Baden-Wuerttemberg Foerderbank (u) 4.250%, 09/15/10	25,000	25,735,725
(u) 3.250%, 10/29/10	34,000	34,515,780
(u) 2.500%, 02/14/11	29,000	29,151,728
Landwirtschaftliche Rentenbank (u) 4.250%, 01/21/11	25,000	26,039,175
(u) 4.875%, 02/14/11	9,100	9,582,346
TOTAL — GERMANY		348,210,634
NETHERLANDS — (2.4%)
BONDS — (2.4%)
Bank Nederlandse Gemeenten (u) 3.375%, 12/15/10	8,648	8,853,416
(u) 3.375%, 01/18/11	15,000	15,326,295
Deutsche Bahn Finance (u) 5.125%, 01/05/11	48,385	50,020,606
TOTAL — NETHERLANDS		74,200,317
SPAIN — (3.0%)
BONDS — (3.0%)
Instituto de Credito Oficial (j) 0.800%, 09/28/09	5,638,000	57,206,205
(u) 4.625%, 10/26/10	26,300	27,338,114
(u) 3.000%, 03/15/11	5,000	5,108,715
TOTAL — SPAIN		89,653,034

	Face Amount^	Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.7%)
BONDS — (1.7%)
Inter-American Development Bank (j) 1.900%, 07/08/09	5,000,000	$50,811,093
SWEDEN — (1.1%)
BONDS — (1.1%)
Svensk Exportkredit AB (u) 4.000%, 06/15/10	5,767	5,888,217
Sweden Kingdom (u) 4.500%, 02/07/11	25,000	26,341,450
TOTAL — SWEDEN		32,229,667
UNITED KINGDOM — (0.2%)
BONDS — (0.2%)
BP Capital Markets P.L.C. (u) 4.750%, 11/10/10	5,814	6,025,554
UNITED STATES — (74.7%)
AGENCY OBLIGATIONS — (38.1%)
Federal Farm Credit Bank 2.750%, 05/04/10	$20,100	20,469,157
Federal Home Loan Bank 4.875%, 05/14/10	48,200	50,148,292
4.250%, 06/11/10	125,100	129,614,609
2.750%, 06/18/10	103,400	105,449,285
3.500%, 07/16/10	20,000	20,473,480
3.375%, 08/13/10	102,300	105,383,117
4.375%, 10/22/10	60,000	62,766,480
1.625%, 01/21/11	100,000	100,898,600
Federal Home Loan Mortgage Corporation 2.375%, 05/28/10	100,000	101,559,600
2.875%, 06/28/10	115,000	117,542,305
4.750%, 01/18/11	20,000	21,204,840
Federal National Mortgage Association 4.125%, 05/15/10	105,400	108,588,455
2.375%, 05/20/10	80,000	81,232,080
7.125%, 06/15/10	100,000	106,945,300
4.500%, 02/15/11	13,500	14,287,765
TOTAL AGENCY OBLIGATIONS		1,146,563,365
BONDS — (19.3%)
American Express Centurion Floating Rate Note (r) 0.480%, 06/12/09	84,000	83,717,928
Bank of America Corp. 4.500%, 08/01/10	5,092	5,022,072
1.700%, 12/23/10	80,000	80,750,880
Bank of New York Mellon Corp. Floating Rate Note (r) 1.634%, 02/05/10	93,400	93,101,587

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	$25,000	$24,511,150
General Electric Capital Corp. 1.625%, 01/07/11	40,000	40,269,080
Georgia Power Co. Floating Rate Note (r) 1.866%, 03/17/10	49,700	49,951,730
JPMorgan Chase & Co. Floating Rate Note (r) 1.596%, 11/19/09	90,000	89,747,730
Morgan Stanley 2.900%, 12/01/10	20,000	20,502,460
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	50,000	49,482,150
Wells Fargo Bank & Co. Floating Rate Note
(r) 1.397%, 09/23/09	44,000	43,548,120
TOTAL BONDS		580,604,887
CERTIFICATES OF DEPOSIT INTEREST BEARING — (13.5%)
Barclays Bank P.L.C. 3.430%, 07/10/09	60,000	60,281,238
3.430%, 08/07/09	40,000	40,235,504
BNP Paribas Finance, Inc. 3.190%, 08/14/09	76,000	76,426,140
Nordea Bank Finland 1.650%, 01/28/10	40,000	39,982,880

	Face Amount	Value†
	(000)
Toronto Dominion Bank 1.900%, 10/05/09	$50,000	$50,283,695
1.650%, 01/28/10	40,000	40,224,816
UBS AG 3.390%, 07/13/09	100,000	100,480,370
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		407,914,643
COMMERCIAL PAPER — (3.8%)
Australia & New Zealand Bank 3.111%, 07/31/09	25,000	24,942,820
Westpac Banking Corp. 1.370%, 01/15/10	90,000	88,974,954
TOTAL COMMERCIAL PAPER		113,917,774
TOTAL — UNITED STATES		2,249,000,669
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by 12,230,000 $FNMA 5.00%, 08/25/18, valued at 11,329,180 $) to be repurchased at $11,161,059	11,161	11,161,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,957,790,249)		$3,009,824,527

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $434,422, $1,067,948, $1,049,081, and $232,966 of securities on loan, respectively)	$2,831,491	$6,045,433	$4,614,471	$978,538
Temporary Cash Investments at Value & Cost	73,662	18,099	13,331	5,478
Collateral Received from Securities on Loan at Value & Cost	451,342	1,103,701	1,108,475	250,932
Foreign Currencies at Value	—	—	17,108	1,401
Cash	8,574	—	16	15
Receivables:
Investment Securities Sold	—	28,016	30,380	49
Dividends and Interest	4,118	9,319	26,243	10,388
Securities Lending Income	291	976	2,521	463
Fund Shares Sold	1,171	26	2,860	—
Futures Margin Variation	160	—	—	—
Prepaid Expenses and Other Assets	20	18	185	4
Total Assets	3,370,829	7,205,588	5,815,590	1,247,268
LIABILITIES:
Payables:
Upon Return of Securities Loaned	451,342	1,103,701	1,108,475	250,932
Investment Securities Purchased	3,324	22,059	28,500	—
Fund Shares Redeemed	—	941	981	51
Due to Advisor	59	485	739	83
Accrued Expenses and Other Liabilities	320	275	298	72
Total Liabilities	455,045	1,127,461	1,138,993	251,138
NET ASSETS	$2,915,784	$6,078,127	$4,676,597	$996,130
Investments at Cost	$3,168,206	$6,106,001	$4,667,940	$1,425,247
Foreign Currencies at Cost	$—	$—	$16,150	$1,412

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $74,017, $38,256, $294,911 and $51,797 of securities on loan, respectively)	$422,792	$555,822	$1,128,152	$226,871
Temporary Cash Investments at Value & Cost	51	663	7,492	872
Collateral Received from Securities on Loan at Value & Cost	82,674	43,749	309,828	55,515
Foreign Currencies at Value	3,188	1,564	3,154	121
Cash	16	16	16	16
Receivables:
Investment Securities Sold	49	1,543	10	—
Dividends, Interest, and Tax Reclaims	915	4,685	5,330	128
Securities Lending Income	118	47	592	55
Fund Shares Sold	—	—	15	—
Prepaid Expenses and Other Assets	—	1	2	—
Total Assets	509,803	608,090	1,454,591	283,578
LIABILITIES:
Payables:
Upon Return of Securities Loaned	82,674	43,749	309,828	55,515
Investment Securities Purchased	31	882	1,239	—
Fund Shares Redeemed	34	46	—	—
Due to Advisor	34	44	89	17
Accrued Expenses and Other Liabilities	53	41	99	20
Total Liabilities	82,826	44,762	311,255	55,552
NET ASSETS	$426,977	$563,328	$1,143,336	$228,026
Investments at Cost	$629,258	$808,125	$1,403,126	$464,786
Foreign Currencies at Cost	$3,114	$1,555	$3,114	$115

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value (including $155,674, $58,065, $0, and $0 of securities on loan, respectively)	$1,563,134	$730,782	$3,234,061	$2,998,664
Temporary Cash Investments at Value & Cost	1,204	1,353	12,501	11,161
Collateral Received from Securities on Loan at Value & Cost	166,699	95,594	—	—
Foreign Currencies at Value	2,586	802	—	30
Cash	15	27	1	16
Receivables:
Investment Securities Sold	2,111	194	17,999	27,023
Dividends, Interest, and Tax Reclaims	5,707	2,862	29,732	30,563
Securities Lending Income	258	134	—	—
Fund Shares Sold	826	3,035	785	3,047
Unrealized Gain on Forward Currency Contracts	—	—	—	605
Prepaid Expenses and Other Assets	2	—	12	12
Total Assets	1,742,542	834,783	3,295,091	3,071,121
LIABILITIES:
Payables:
Upon Return of Securities Loaned	166,699	95,594	—	—
Investment Securities Purchased	1,636	2,035	15,134	19,931
Due to Advisor	125	115	136	126
Deferred Thailand Capital Gains Tax	1,050	242	—	—
Accrued Expenses and Other Liabilities	170	90	115	119
Total Liabilities	169,680	98,076	15,385	20,176
NET ASSETS	$1,572,862	$736,707	$3,279,706	$3,050,945
Investments at Cost	$1,035,135	$790,249	$3,207,812	$2,946,629
Foreign Currencies at Cost	$2,497	$820	$—	$28

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $20, $6,887, and $877, respectively)	$41,161	$89,932	$71,843	$11,676
Interest	61	148	181	18
Income from Securities Lending	2,245	5,817	7,172	3,996
Total Investment Income	43,467	95,897	79,196	15,690
Expenses
Investment Advisory Services Fees	348	2,859	4,232	517
Accounting & Transfer Agent Fees	161	320	243	68
S&P 500® Fees	128	—	—	—
Custodian Fees	25	34	283	96
Shareholders' Reports	21	46	40	7
Directors'/Trustees' Fees & Expenses	24	47	30	8
Professional Fees	41	80	80	13
Other	21	39	55	23
Total Expenses	769	3,425	4,963	732
Net Investment Income (Loss)	42,698	92,472	74,233	14,958
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(187,541)	(322,564)	(26,775)	(12,086)
Futures	(6,605)	7,204	(1,124)	1,131
Foreign Currency Transactions	—	—	442	1,672
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(136,417)	(484,081)	(52,510)	(4,519)
Futures	8,098	(29)	—	—
Translation of Foreign Currency Denominated Amounts	—	—	(597)	(719)
Net Realized and Unrealized Gain (Loss)	(322,465)	(799,470)	(80,564)	(14,521)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(279,767)	$(706,998)	$(6,331)	$437

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $135, $3, $2,187, and $275, respectively)	$7,546	$12,263	$13,800	$1,585
Interest	16	12	61	4
Income from Securities Lending	1,024	243	2,607	435
Total Investment Income	8,586	12,518	16,468	2,024
Expenses
Investment Advisory Services Fees	192	245	507	101
Accounting & Transfer Agent Fees	33	39	67	23
Custodian Fees	129	20	136	33
Shareholders' Reports	5	5	10	2
Directors'/Trustees' Fees & Expenses	2	4	7	2
Professional Fees	10	10	19	3
Other	19	9	24	7
Total Expenses	390	332	770	171
Net Investment Income (Loss)	8,196	12,186	15,698	1,853
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(30,143)	(16,373)	(9,429)	(31,857)
Futures	(432)	534	(476)	(322)
Foreign Currency Transactions	(264)	(970)	(658)	(237)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	56,509	39,799	26,304	47,953
Futures	(3)	(1)	(10)	—
Translation of Foreign Currency Denominated Amounts	137	(163)	118	13
Nets Realized and Unrealized Gain (Loss)	25,804	22,826	15,849	15,550
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,000	$35,012	$31,547	$17,403

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,595, $753, $0, and $0, respectively)	$15,256	$8,368	—	—
Interest	66	20	$42,999	$39,384
Income from Securities Lending	1,914	1,222	—	—
Total Investment Income	17,236	9,610	42,999	39,384
Expenses
Investment Advisory Services Fees	714	590	812	780
Accounting & Transfer Agent Fees	90	44	185	181
Custodian Fees	445	252	17	67
Shareholders' Reports	15	6	17	17
Directors'/Trustees' Fees & Expenses	9	3	29	28
Professional Fees	43	19	29	29
Other	25	28	17	17
Total Expenses	1,341	942	1,106	1,119
Net Investment Income (Loss)	15,895	8,668	41,893	38,265
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,066)	(33,761)	1,773	3,497
Futures	(2,515)	(446)	—	—
Foreign Currency Transactions	(906)	139	—	25,335
In-Kind Redemptions	17,805 *	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,172	182,305	37,598	8,234
Futures	(32)	(10)	—	—
Translation of Foreign Currency Denominated Amounts	100	118	—	571
Change in Deferred Thailand Capital Gains Tax	(263)	(84)	—	—
Net Realized and Unrealized Gain (Loss)	123,295	148,261	39,371	37,637
Net Increase (Decrease) in Net Assets Resulting from Operations	$139,190	$156,929	$81,264	$75,902

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series			The U.S. Large Cap Value Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$42,698	$84,705	$94,262	$92,472	$166,016	$146,991
Net Realized Gain (Loss) on:
Investment Securities Sold	(187,541)	(126,174)	10,206	(322,564)	(422,637)	(118,412)
Futures	(6,605)	(22,232)	3,585	7,204	(1,861)	—
In-Kind Redemptions	—	24,362 *	529,199 *	—	52,271 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(136,417)	(1,591,847)	(217,829)	(484,081)	(3,601,292)	(150,559)
Futures	8,098	1,195	(216)	(29)	29	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(279,767)	(1,629,991)	419,207	(706,998)	(3,807,474)	(121,980)
Transactions in Interest:
Contributions	244,705	696,520	616,294	482,905	1,370,762	1,783,358
Withdrawals	(322,806)	(299,226)*	(1,482,132)*	(437,143)	(983,247)*†	(368,362)†
Net Increase (Decrease) from Transactions in Interest	(78,101)	397,294	(865,838)	45,762	387,515	1,414,996
Total Increase (Decrease) in Net Assets	(357,868)	(1,232,697)	(446,631)	(661,236)	(3,419,959)	1,293,016
Net Assets
Beginning of Period	3,273,652	4,506,349	4,952,980	6,739,363	10,159,322	8,866,306
End of Period	$2,915,784	$3,273,652	$4,506,349	$6,078,127	$6,739,363	$10,159,322

*  See Note K in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The DFA International Value Series				The Japanese Small Company Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007		Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)				(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$74,233	$304,387	$274,613		$14,958	$32,246	$29,640
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,775)	137,811	654,522		(12,086)	(68,518)	51,317
Futures	(1,124)	(1,153)	—		1,131	(16)	—
Foreign Currency Transactions	442	(4,593)	2,498		1,672	(321)	(227)
In-Kind Redemptions	—	103,024 *	—		—	1,625 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(52,510)	(5,026,911)	403,307		(4,519)	(374,750)	(103,081)
Futures	—	19	—		—	—	—
Translation of Foreign Currency Denominated Amounts	(597)	(76)	(180)		(719)	495	144
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,331)	(4,487,492)	1,334,760		437	(409,239)	(22,207)
Transactions in Interest:
Contributions	299,341	927,878	1,731,698		28,597	64,727	227,009
Withdrawals	(316,750)	(1,378,770)*†	(884,989	)†	(95,868)	(97,345)*	(85,703)
Net Increase (Decrease) from Transactions in Interest	(17,409)	(450,892)	846,709		(67,271)	(32,618)	141,306
Total Increase (Decrease) in Net Assets	(23,740)	(4,938,384)	2,181,469		(66,834)	(441,857)	119,099
Net Assets
Beginning of Period	4,700,337	9,638,721	7,457,252		1,062,964	1,504,821	1,385,722
End of Period	$4,676,597	$4,700,337	$9,638,721		$996,130	$1,062,964	$1,504,821

*  See Note K in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Asia Pacific Small Company Series			The United Kingdom Small Company Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,196	$37,740	$36,380	$12,186	$34,127	$33,556
Net Realized Gain (Loss) on:
Investment Securities Sold	(30,143)	(38,746)	111,215	(16,373)	10,543	42,995
Futures	(432)	(283)	—	534	—	—
Foreign Currency Transactions	(264)	(1,429)	874	(970)	(1,788)	397
In-Kind Redemptions	—	4,018 *	—	—	6,873 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	56,509	(649,251)	232,165	39,799	(643,213)	(51,516)
Futures	(3)	3	—	(1)	1	—
Translation of Foreign Currency Denominated Amounts	137	(121)	(25)	(163)	222	(10)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,000	(648,069)	380,609	35,012	(593,235)	25,422
Transactions in Interest:
Contributions	5,144	50,371	123,444	1,493	52,563	36,898
Withdrawals	(53,404)	(166,219)*	(48,526)	(28,567)	(62,518)*	(21,566)
Net Increase (Decrease) from Transactions in Interest	(48,260)	(115,848)	74,918	(27,074)	(9,955)	15,332
Total Increase (Decrease) in Net Assets	(14,260)	(763,917)	455,527	7,938	(603,190)	40,754
Net Assets
Beginning of Period	441,237	1,205,154	749,627	555,390	1,158,580	1,117,826
End of Period	$426,977	$441,237	$1,205,154	$563,328	$555,390	$1,158,580

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Continental Small Company Series			The Canadian Small Company Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,698	$63,045	$48,296	$1,853	$3,212	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	(9,429)	(48,434)	151,648	(31,857)	(20,515)	1,663
Futures	(476)	(358)	—	(322)	—	—
Foreign Currency Transactions	(658)	(76)	559	(237)	(433)	(413)
In-Kind Redemptions	—	16,564 *	—	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	26,304	(1,158,591)	126,217	47,953	(279,292)	(6,570)
Futures	(10)	9	—	—	—	—
Translation of Foreign Currency Denominated Amounts	118	(386)	83	13	(6)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	31,547	(1,128,227)	326,803	17,403	(299,650)	(4,939)
Transactions in Interest:
Contributions	64,985	131,960	103,548	—	341,843	222,468
Withdrawals	(64,781)	(148,270)*	(49,423)	(22,250)	(22,849)*	(4,000)
Net Increase (Decrease) from Transactions in Interest	204	(16,310)	54,125	(22,250)	318,994	218,468
Total Increase (Decrease) in Net Assets	31,751	(1,144,537)	380,928	(4,847)	19,344	213,529
Net Assets
Beginning of Period	1,111,585	2,256,122	1,875,194	232,873	213,529	—
End of Period	$1,143,336	$1,111,585	$2,256,122	$228,026	$232,873	$213,529

*  See Note K in the Notes to Financial Statements.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series			The Emerging Markets Small Cap Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,895	$82,436	$76,347	$8,668	$33,406	$23,921
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,066)	(59,927)	143,019	(33,761)	(9,181)	107,316
Futures	(2,515)	(361)	—	(446)	(439)	—
Foreign Currency Transactions	(906)	(1,036)	(111)	139	(1,324)	(336)
In-Kind Redemptions	17,805 *	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,172	(1,612,126)	859,017	182,305	(796,299)	279,364
Futures	(32)	32	—	(10)	10	—
Translation of Foreign Currency Denominated Amounts	100	(139)	(27)	118	(182)	76
Change in Deferred Thailand Capital Gains Tax	(263)	2,797	(884)	(84)	1,377	(450)
Net Increase (Decrease) in Net Assets Resulting from Operations	139,190	(1,588,324)	1,077,361	156,929	(772,632)	409,891
Transactions in Interest:
Contributions	71,468	197,789	481,891	62,725	137,703	360,040
Withdrawals	(262,320)*	(692,731)	(266,433)	(49,326)	(324,263)	(147,889)
Net Increase (Decrease) from Transactions in Interest	(190,852)	(494,942)	215,458	13,399	(186,560)	212,151
Total Increase (Decrease) in Net Assets	(51,662)	(2,083,266)	1,292,819	170,328	(959,192)	622,042
Net Assets
Beginning of Period	1,624,524	3,707,790	2,414,971	566,379	1,525,571	903,529
End of Period	$1,572,862	$1,624,524	$3,707,790	$736,707	$566,379	$1,525,571

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The DFA One-Year Fixed Income Series			The DFA Two-Year Global Fixed Income Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,893	$102,095	$157,046	$38,265	$86,439	$103,173
Net Realized Gain (Loss) on:
Investment Securities Sold	1,773	(1,438)	(74)	3,497	62	(3,439)
Foreign Currency Transactions	—	—	—	25,335	77,256	(32,540)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	37,598	(8,430)	(2,138)	8,234	(51,296)	24,384
Translation of Foreign Currency Denominated Amounts	—	—	—	571	(11,788)	56,392
Net Increase (Decrease) in Net Assets Resulting from Operations	81,264	92,227	154,834	75,902	100,673	147,970
Transactions in Interest:
Contributions	193,662	749,285	1,322,342	65,372	243,154	722,901
Withdrawals	(220,592)	(845,284)†	(667,163)†	(355,177)	(381,074)†	(137,550)†
Net Increase (Decrease) from Transactions in Interest	(26,930)	(95,999)	655,179	(289,805)	(137,920)	585,351
Total Increase (Decrease) in Net Assets	54,334	(3,772)	810,013	(213,903)	(37,247)	733,321
Net Assets
Beginning of Period	3,225,372	3,229,144	2,419,131	3,264,848	3,302,095	2,568,774
End of Period	$3,279,706	$3,225,372	$3,229,144	$3,050,945	$3,264,848	$3,302,095

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The U.S. Large Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(8.23	)%(C)	(33.10	)%(C)	7.77%	14.25%	8.51%	12.77%	15.05%
Net Assets, End of Period (thousands)	$2,915,784		$3,273,652		$4,506,349	$4,952,980	$4,238,712	$3,493,919	$3,000,997
Ratio of Expenses to Average Net Assets	0.06	%(B)	0.04	%(B)	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.09	%(B)	2.16	%(B)	1.96%	1.95%	1.87%	1.99%	1.75%
Portfolio Turnover Rate	5	%(C)	6	%(C)	13%*	4%	6%	2%	8%
	The U.S. Large Cap Value Series†
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(9.92	)%(C)	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$6,078,127		$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.26	%(B)	1.97	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	19	%(C)	19	%(C)	9%	13%	9%	7%	7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Excluding security sales due to the In-Kind Redemptions the portfolio turnover rate would have been 5%. See Note K in the Notes to Financial Statements.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The DFA International Value Series†
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	0.26	%(C)	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$4,676,597		$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.24	%(B)	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.54	%(B)	4.15	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	8	%(C)	16	%(C)	16%	8%	10%	15%	14%
	The Japanese Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(0.15	)%(C)	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%	47.87%
Net Assets, End of Period (thousands)	$996,130		$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.13	%(B)	0.13%	0.14%	0.22%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.91	%(B)	2.64	%(B)	1.94%	1.68%	1.51%	1.45%	1.41%
Portfolio Turnover Rate	3	%(C)	10	%(C)	9%	9%	6%	5%	16%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	10.46	%(C)	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$426,977		$441,237		$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.21	%(B)	0.15	%(B)	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	4.30	%(B)	4.33	%(B)	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	13	%(C)	20	%(C)	25%	14%	10%	11%	15%
	The United Kingdom Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	7.29	%(C)	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%	44.65%
Net Assets, End of Period (thousands)	$563,328		$555,390		$1,158,580	$1,117,826	$643,038	$377,763	$160,917
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.12	%(B)	0.12%	0.13%	0.22%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	5.02	%(B)	3.79	%(B)	2.72%	2.70%	3.19%	2.70%	3.25%
Portfolio Turnover Rate	7	%(C)	25	%(C)	12%	8%	12%	7%	7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Continental Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	2.96	%(C)	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$1,143,336		$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.14	%(B)	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.12	%(B)	3.49	%(B)	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	5	%(C)	18	%(C)	12%	7%	18%	9%	11%

	The Canadian Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Period April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)
Total Return	10.42	%(C)	(56.44	)%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$228,026		$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.17	%(B)	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.85	%(B)	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	11	%(C)	21	%(C)	6	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Emerging Markets Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	11.29	%(C)	(48.15	)%(C)	42.62%	31.87%	31.23%	35.47%	39.67%
Net Assets, End of Period (thousands)	$1,572,862		$1,624,524		$3,707,790	$2,414,971	$1,852,565	$1,160,262	$607,561
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.18	%(B)	0.19%	0.20%	0.27%	0.31%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.24	%(B)	3.00	%(B)	2.52%	2.54%	3.70%	2.63%	2.23%
Portfolio Turnover Rate	12	%(C)	19	%(C)	7%	11%	9%	2%	1%
	The Emerging Markets Small Cap Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	27.25	%(C)	(56.84	)%(C)	43.32%	40.55%	24.85%	35.22%	52.80%
Net Assets, End of Period (thousands)	$736,707		$566,379		$1,525,571	$903,529	$545,271	$237,865	$117,744
Ratio of Expenses to Average Net Assets	0.32	%(B)	0.30	%(B)	0.31%	0.34%	0.49%	0.52%	0.54%
Ratio of Net Investment Income to Average Net Assets	2.96	%(B)	3.07	%(B)	1.94%	2.39%	2.70%	1.93%	2.44%
Portfolio Turnover Rate	5	%(C)	19	%(C)	16%	18%	8%	11%	6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The DFA One-Year Fixed Income Series†
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	2.51	%(C)	2.79	%(C)	5.31%	4.72%	2.32%	1.21%	1.95%
Net Assets, End of Period (thousands)	$3,279,706		$3,225,372		$3,229,144	$2,419,131	$1,953,544	$1,739,484	$1,455,374
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07	%(B)	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.60	%(B)	3.26	%(B)	5.20%	4.15%	3.04%	1.63%	1.51%
Portfolio Turnover Rate	10	%(C)	31	%(C)	28%	28%	40%	154%	143%
	The DFA Two-Year Global Fixed Income Series†
	Six Months Ended, April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	2.42	%(C)	3.02	%(C)	5.15%	4.52%	1.92%	1.22%	2.36%
Net Assets, End of Period (thousands)	$3,050,945		$3,264,848		$3,302,095	$2,568,774	$2,068,235	$1,707,132	$1,195,610
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07	%(B)	0.07%	0.08%	0.10%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.47	%(B)	2.79	%(B)	3.51%	3.12%	2.96%	1.96%	1.78%
Portfolio Turnover Rate	12	%(C)	17	%(C)	95%	111%	59%	131%	144%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen investment portfolios, of which twelve are included in this section of the report, (collectively, the "Series") and two are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The U.S. Large Cap Value Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

On December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure, had elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$2,831,491	$525,004	—	$3,356,495	$10,475	—	—	$10,475
The U.S. Large Cap Value Series	6,045,433	1,121,800	—	7,167,233	—	—	—	—
The DFA International Value Series	1,264,771	4,471,506	—	5,736,277	—	—	—	—
The Japanese Small Company Series	6,060	1,228,888	—	1,234,948	—	—	—	—
The Asia Pacific Small Company Series	2,918	502,599	—	505,517	—	—	—	—
The United Kingdom Small Company Series	36	600,198	—	600,234	—	—	—	—
The Continental Small Company Series	7,487	1,437,985	—	1,445,472	—	—	—	—
The Canadian Small Company Series	226,870	56,388	—	283,258	—	—	—	—
The Emerging Markets Series	556,013	1,175,024	—	1,731,037	—	—	—	—
The Emerging Markets Small Cap Series	157,719	670,010	—	827,729	—	—	—	—
The DFA One-Year Fixed Income Series	—	3,246,562	—	3,246,562	—	—	—	—
The DFA Two-Year Global Fixed Income Series	—	3,009,825	—	3,009,825	—	$605	—	605

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, and forwards which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Two-Year Global Fixed Income Series also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The DFA Two-Year Global Fixed Income Series does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These Series are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended April 30, 2009, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The U.S. Large Cap Value Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid by the Trust to the CCO were $54 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$72
The U.S. Large Cap Value Series	149
The DFA International Value Series	110
The Japanese Small Company Series	27
The Asia Pacific Small Company Series	10
The United Kingdom Small Company Series	13
The Continental Small Company Series	26
The Canadian Small Company Series	5
The Emerging Markets Series	37
The Emerging Markets Small Cap Series	15
The DFA One-Year Fixed Income Series	84
The DFA Two-Year Global Fixed Income Series	81

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$150,910	$218,620
The U.S. Large Cap Value Series	—	—	1,349,297	1,096,477
The DFA International Value Series	—	—	483,633	343,951
The Japanese Small Company Series	—	—	32,161	77,867
The Asia Pacific Small Company Series	—	—	50,360	79,169
The United Kingdom Small Company Series	—	—	32,977	33,459
The Continental Small Company Series	—	—	92,128	51,616
The Canadian Small Company Series	—	—	21,899	39,497
The Emerging Markets Series	—	—	176,215	260,884
The Emerging Markets Small Cap Series	—	—	75,249	31,591
The DFA One-Year Fixed Income Series	$369,241	$177,352	573,733	39,690
The DFA Two-Year Global Fixed Income Series	397,447	217,203	499,948	60,357

F.  Federal Income Taxes:

No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the following Series' had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$801	$1,131
The Asia Pacific Small Company Series	108	188
The United Kingdom Small Company Series	4,045	3,276
The Continental Small Company Series	669	25
The Emerging Markets Series	108	—
The Emerging Markets Small Cap Series	199	—

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,001,115	$458,175	$(1,102,795)	$(644,620)
The U.S. Large Cap Value Series	7,230,014	449,084	(511,865)	(62,781)
The DFA International Value Series	5,790,472	304,876	(359,071)	(54,195)
The Japanese Small Company Series	1,683,747	42,330	(491,129)	(448,799)
The Asia Pacific Small Company Series	715,547	52,218	(262,248)	(210,030)
The United Kingdom Small Company Series	856,843	51,451	(308,060)	(256,609)
The Continental Small Company Series	1,721,981	166,127	(442,636)	(276,509)
The Canadian Small Company Series	521,173	3,987	(241,902)	(237,915)
The Emerging Markets Series	1,204,431	575,596	(48,990)	526,606
The Emerging Markets Small Cap Series	888,823	151,204	(212,298)	(61,094)
The DFA One-Year Fixed Income Series	3,220,313	34,195	(7,946)	26,249
The DFA Two-Year Global Fixed Income Series	2,957,790	55,787	(3,752)	52,035

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure with RIC feeders, underlying fund of fund investors (Two Year Global Fixed Income Series) and direct client investors, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the master funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the master fund. Since each master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, each fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code§ 334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholders owning 80% or more of the master fund, pursuant to Internal Revenue

Code § 332 (a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC §§ 334(b)(1) and 1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. However, any security distributed in satisfaction of the master's final dividend would have a basis equal to their fair market value and would be deemed acquired on the liquidation date.

Each master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The DFA One-Year Fixed Income Series	$(27,616,090)	$11,473,625	$49,753	$16,092,712
The DFA Two-Year Global Fixed Income Series	21,245,521	(39,613,298)	(6,979,642)	25,347,419

Each Portfolio impacted by the "Check the Box" election also has permanent book/tax differences resulting from the transaction. Listed below are the permanent differences impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA One-Year Fixed Income Portfolio	$23,017,604	$(17,665,726)	—	$(5,351,878)
DFA Two-Year Global Fixed Income Portfolio	58,589,854	(42,686,199)	$(6,443,265)	(9,460,390)
Global 60/40 Portfolio	—	(3,046,638)	—	3,046,638
Global 25/75 Portfolio	—	(1,370,411)	—	1,370,411

The Global 60/40 Portfolio and the Global 25/75 Portfolio, each representing a less than 80% owner of The DFA Two-Year Global Fixed Income Series, recognized $3,046,638 and $1,370,411 of net capital gain respectively for their tax year ended October 31, 2008, pursuant to IRC §331.

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Forward Currency Contracts: The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At April 30, 2009, The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(Ioss) is reflected in the accompanying financial statements (amounts in thousands):

The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2009	Unrealized Foreign Exchange Gain (Loss)
05/13/09	16,564,536	Japanese Yen	$168,601	$167,996	$605
			$168,601	$167,996	$605

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

4.  Futures Contracts: During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500 Index®	06/19/2009	347	$75,473	$10,475	$7,808

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Company Series	2.48%	$8,245	10	$6	$14,732
The U.S. Large Cap Value Series	1.88%	14,285	3	2	31,000

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.95%	$11,088	8	$2	$18,062
The Japanese Small Company Series	0.94%	1,743	9	—	10,042
The Asia Pacific Small Company Series	0.92%	385	10	—	972
The United Kingdom Small Company Series	1.10%	151	1	—	151
The Continental Small Company Series	0.97%	1,282	6	—	1,624
The Emerging Markets Series	0.93%	3,459	32	3	6,731
The Emerging Markets Small Cap Series	0.93%	4,370	9	1	5,819

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

I.  Securities Lending:

As of April 30, 2009, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the six months ended April 30, 2009, The Emerging Markets Series realized net gains of $17,805 (in thousands) of in kind redemptions.

During the period December 1, 2007 to October 31, 2008, the following Series realized net gains (losses) of in-kind redemptions (amounts in thousands):

The U.S. Large Company Series	$24,362
The U.S. Large Cap Value Series	52,271
The DFA International Value Series	103,024
The Japanese Small Company Series	1,625
The Asia Pacific Small Company Series	4,018
The United Kingdom Small Company Series	6,873
The Continental Small Company Series	16,564
The Canadian Small Company Series	(2,616)

During the year ended November 30, 2007, The U.S. Large Company Series distributed securities in lieu of cash for shareholder redemptions. The value of the redemption was $1,099,445 (in thousands) which resulted in a realized gain of $529,199 (in thousands) to the Series.

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (except for the DFA Short-Term Extended Quality Portfolio) (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature, extent and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of many Funds compared favorably with their peer groups over various performance periods. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the

Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last three years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

At the Board meeting held on June 26, 2008 (the "June Meeting"), the Board considered the initial approval of the investment advisory agreement and sub-advisory agreements for a new portfolio, DFA Short-Term Extended Quality Portfolio (the "Extended Quality Portfolio"). (The investment advisory agreement and sub-advisory agreements are referred to as the "Advisory Agreements").

At the June Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the Extended Quality Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Extended Quality Portfolio, including the resources of the Advisor to be dedicated to the Extended Quality Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Extended Quality Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Extended Quality Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Extended Quality Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Extended Quality Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the Extended Quality Portfolio, and the resources of the Advisor dedicated to the Extended Quality Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Extended Quality Portfolio. The Board noted that the services that were proposed to be provided to the Extended Quality Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Extended Quality Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the Extended Quality Portfolio, and compared the fees to be charged to the Extended Quality Portfolio by the Advisor to the fees charged by the

Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Extended Quality Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the Extended Quality Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Portfolio's peer group. The Board also concluded that, given that the Extended Quality Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Portfolio at the present time.

The Board also noted that, as the Extended Quality Portfolio had not yet commenced investment operations, there was no investment performance for either the Extended Quality Portfolio or the Advisor in managing the Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Extended Quality Portfolio because the Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the Extended Quality Portfolio was in the best interests of the Portfolio and its shareholders.

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DFA043009-001S

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio

LWAS/DFA Two-Year Fixed Income Portfolio

LWAS/DFA Two-Year Government Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA International High Book
to Market Portfolio

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statements of Assets and Liabilities/Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

RIC  Registered Investment Company

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLES

LWAS/DFA U.S. High Book to Market Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$899.30	0.39%	$1.84
Hypothetical 5% Annual Return	$1,000.00	$1,022.86	0.39%	$1.96
LWAS/DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,027.70	0.32%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61
LWAS/DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,039.60	0.29%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
LWAS/DFA U.S. High Book to Market Portfolio	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Total
LWAS/DFA Two-Year Fixed Income Portfolio	26.7%	43.7%	29.6%	100.0%
LWAS/DFA Two-Year Government Portfolio	—	100%	—	100.0%

3

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (52.0%)
Federal Farm Credit Bank 2.750%, 05/04/10	$900	$916,530
3.750%, 12/06/10	1,400	1,454,560
Federal Home Loan Bank 2.750%, 06/18/10	3,200	3,263,421
3.500%, 07/16/10	4,500	4,606,533
3.375%, 08/13/10	4,900	5,047,676
4.375%, 10/22/10	400	418,443
1.625%, 01/21/11	4,200	4,237,741
Federal Home Loan Mortgage Corporation 2.375%, 05/28/10	2,900	2,945,228
2.875%, 06/28/10	3,000	3,066,321
4.750%, 01/18/11	2,100	2,226,508
3.250%, 02/25/11	2,200	2,274,360
Federal National Mortgage Association 4.125%, 05/15/10	1,800	1,854,452
2.375%, 05/20/10	2,500	2,538,503
7.125%, 06/15/10	2,800	2,994,468
TOTAL AGENCY OBLIGATIONS		37,844,744
BONDS — (37.7%)
American Express Centurion Floating Rate Note (r) 0.480%, 06/12/09	2,100	2,092,948
Bank of New York Mellon Corp. Floating Rate Note (r) 1.634%, 02/05/10	2,100	2,093,290
BP Capital Markets P.L.C. 4.875%, 03/15/10	1,000	1,029,459
Canada Mortgage & Housing Corp. 4.800%, 10/01/10	500	515,599
Citigroup Funding, Inc. Floating Rate Note (r) 1.351%, 10/22/09	2,200	2,147,486
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	600	588,268
General Electric Capital Corp. 7.375%, 01/19/10	2,100	2,165,474
JPMorgan Chase & Co. Floating Rate Note (r) 1.596%, 11/19/09	2,100	2,094,114
Kreditanstalt fuer Wiederaufbau 4.625%, 01/20/11	1,800	1,883,045
Landwirtschaftliche Rentenbank 4.875%, 02/14/11	400	421,202

	Face Amount	Value†
	(000)
Morgan Stanley 2.900%, 12/01/10	$2,000	$2,050,246
Nordic Investment Bank 4.875%, 03/15/11	500	513,410
Oesterreichische Kontrollbank AG 4.250%, 10/06/10	2,000	2,057,668
Ontario, Province of Canada 3.125%, 09/08/10	400	408,462
Paccar Financial Corp. Floating Rate Note (r) 1.328%, 09/21/09	1,450	1,446,490
Svensk Exportkredit AB 4.000%, 06/15/10	400	408,408
4.500%, 09/27/10	1,500	1,554,130
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	2,000	1,979,286
Wal-Mart Stores, Inc. 6.875%, 08/10/09	2,000	2,029,968
TOTAL BONDS		27,478,953
CERTIFICATES OF DEPOSIT INTEREST BEARING — (6.8%)
Barclays Bank P.L.C. 3.430%, 07/10/09	2,400	2,411,249
BNP Paribas Finance, Inc. 3.130%, 08/06/09	1,400	1,407,030
3.190%, 08/14/09	1,100	1,106,168
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		4,924,447
COMMERCIAL PAPER — (3.0%)
Societe Generale North America 3.100%, 05/01/09	2,200	2,199,988
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $420,000 FNMA 5.50%, 05/01/37, valued at $380,487) to be repurchased at $374,002	374	374,000
TOTAL INVESTMENTS — (100.0%) (Cost $72,147,289)		$72,822,132

See accompanying Notes to Financial Statements.
4

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.8%)
Federal Farm Credit Bank 2.750%, 05/04/10	$28,200	$28,717,921
4.750%, 05/07/10	700	727,061
1.600%, 01/12/11	17,000	17,087,125
Federal Home Loan Bank 4.875%, 05/14/10	9,400	9,779,958
3.000%, 06/11/10	400	405,271
4.250%, 06/11/10	2,000	2,072,176
2.750%, 06/18/10	8,600	8,770,443
3.500%, 07/16/10	1,900	1,944,981
3.375%, 08/13/10	1,200	1,236,166
3.375%, 09/10/10	500	515,459
3.625%, 12/17/10	41,100	42,755,672
1.625%, 01/21/11	5,000	5,044,930
4.625%, 02/18/11	2,500	2,649,648
TOTAL AGENCY OBLIGATIONS		121,706,811
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $305,000 FNMA 5.50%, 05/01/37, valued at $276,306) to be repurchased at $270,001	270	270,000
TOTAL INVESTMENTS — (100.0%) (Cost $120,457,465)		$121,976,811

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$56,401
Receivables:
Fund Shares Sold	27
Prepaid Expenses and Other Assets	19
Total Assets	56,447
LIABILITIES:
Payables:
Affiliated Investment Company Purchased	26
Fund Shares Redeemed	1
Accrued Expenses and Other Liabilities	20
Total Liabilities	47
NET ASSETS	$56,400
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,118,140
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.92
Investment in Affiliated Investment Company at Cost	$57,072
NET ASSETS CONSIST OF:
Paid-In Capital	$75,286
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(128)
Accumulated Net Realized Gain (Loss)	(18,087)
Net Unrealized Appreciation (Depreciation)	(671)
NET ASSETS	$56,400
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
ASSETS:
Investments at Value	$72,448	$121,707
Temporary Cash Investments at Value & Cost	374	270
Cash	1	1
Receivables:
Interest	714	1,448
Fund Shares Sold	266	117
Prepaid Expenses and Other Assets	13	13
Total Assets	73,816	123,556
LIABILITIES:
Payables:
Fund Shares Redeemed	—	391
Due to Advisor	9	15
Accrued Expenses and Other Liabilities	14	20
Total Liabilities	23	426
NET ASSETS	$73,793	$123,130
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,401,390	12,244,872
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.97	$10.06
Investments at Cost	$71,773	$120,188
NET ASSETS CONSIST OF:
Paid-In Capital	$73,864	$120,432
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	281	412
Accumulated Net Realized Gain (Loss)	(1,027)	767
Net Unrealized Appreciation (Depreciation)	675	1,519
NET ASSETS	$73,793	$123,130
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	200,000,000

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio*	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Investment Income
Dividends	$860	—	—
Interest	1	$1,037	$1,614
Income from Securities Lending	55	—	—
Expenses Allocated from Affiliated Investment Company	(32)	—	—
Total Investment Income	884	1,037	1,614
Expenses
Investment Advisory Services Fees	—	56	97
Administrative Services Fees	3	—	—
Accounting & Transfer Agent Fees	7	15	19
Shareholder Servicing Fees	41	30	52
Filing Fees	9	7	7
Shareholders' Reports	6	5	7
Directors'/Trustees' Fees & Expense	—	1	1
Custodian Fees	—	1	1
Professional Fees	3	2	2
Other	2	2	2
Total Expenses	71	119	188
Net Investment Income (Loss)	813	918	1,426
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(5,019)	116	1,606
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,066)	1,097	2,046
Net Realized and Unrealized Gain (Loss)	(8,085)	1,213	3,652
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,272)	$2,131	$5,078

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
8

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio			LWAS/DFA Two-Year Fixed Income Portfolio			LWAS/DFA Two-Year Government Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$813	$1,631	$1,551	$918	$2,567	$4,543	$1,426	$3,089	$4,053
Net Realized Gain (Loss) on Investment Securities Sold	(5,019)	— †	6,681 †	116	(14)	(2)	1,606	(22)	(1)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,066)	(42,930)†	(8,701)†	1,097	(360)	(24)	2,046	(560)	97
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,272)	(41,299)	(469)	2,131	2,193	4,517	5,078	2,507	4,149
Distributions From:
Net Investment Income	(1,307)	(1,652)	(1,533)	(1,055)	(3,304)	(4,369)	(1,612)	(3,616)	(3,767)
Net Short-Term Gains	—	(16)	(506)	—	—	—	—	—	—
Net Long-Term Gains	—	(6,421)	(3,294)	—	—	—	—	—	—
Total Distributions	(1,307)	(8,089)	(5,333)	(1,055)	(3,304)	(4,369)	(1,612)	(3,616)	(3,767)
Capital Share Transactions (1):
Shares Issued	6,583	12,180	11,690	10,647	9,071	18,206	28,268	51,236	50,978
Shares Issued in Lieu of Cash Distributions	1,165	6,808	4,529	954	2,785	3,631	1,079	2,696	3,311
Shares Redeemed	(11,231)	(20,971)	(15,567)	(22,949)	(23,122)	(11,625)	(43,468)	(29,376)	(17,281)
Net Increase (Decrease) from Capital Share Transactions	(3,483)	(1,983)	652	(11,348)	(11,266)	10,212	(14,121)	24,556	37,008
Total Increase (Decrease) in Net Assets	(12,062)	(51,371)	(5,150)	(10,272)	(12,377)	10,360	(10,655)	23,447	37,390
Net Assets
Beginning of Period	68,462	119,833	124,983	84,065	96,442	86,082	133,785	110,338	72,948
End of Period	$56,400	$68,462	$119,833	$73,793	$84,065	$96,442	$123,130	$133,785	$110,338
(1) Shares Issued and Redeemed:
Shares Issued	913	1,117	714	1,072	920	1,837	2,830	5,221	5,179
Shares Issued in Lieu of Cash Distributions	168	487	285	97	283	369	109	276	339
Shares Redeemed	(1,534)	(1,841)	(955)	(2,313)	(2,346)	(1,175)	(4,350)	(2,993)	(1,758)
	(453)	(237)	44	(1,144)	(1,143)	1,031	(1,411)	2,504	3,760
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(128)	$366	$395	$281	$418	$1,155	$412	$598	$1,125

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
9

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$9.04	$15.35	$16.10	$13.91	$12.28	$10.23	$8.74
Income from Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.21	(A)	0.20	(A)	0.23	(A)	0.19	0.10	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.05)	(5.48)	(0.26)	2.23	1.57	2.08	1.59
Total from Investment Operations	(0.94)	(5.27)	(0.06)	2.46	1.76	2.18	1.72
Less Distributions
Net Investment Income	(0.18)	(0.21)	(0.20)	(0.22)	(0.13)	(0.13)	(0.12)
Net Realized Gains	—	(0.83)	(0.49)	(0.05)	—	—	(0.11)
Total Distributions	(0.18)	(1.04)	(0.69)	(0.27)	(0.13)	(0.13)	(0.23)
Net Assets Value, End of Period	$7.92	$9.04	$15.35	$16.10	$13.91	$12.28	$10.23
Total Return	(10.07	)%(C)	(36.69	)%(C)	(0.51)%	17.90%	14.44%	21.45%	20.18%
Net Assets, End of Period (thousands)	$56,400	$68,462	$119,833	$124,983	$103,311	$92,494	$76,487
Ratio of Expenses to Average Net Assets (D)	0.39	%(B)	0.33	%(B)	0.32%	0.32%	0.34%	0.35%	0.36%
Ratio of Net Investment Income to Average Net Assets	3.01	%(B)	1.72	%(B)	1.20%	1.54%	1.43%	0.87%	1.39%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
10

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$9.84	$9.95	$9.94	$9.82	$9.90	$10.17	$10.40	$9.80	$9.89	$9.87	$9.75	$9.83	$10.13	$10.46
Income from Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.28	(A)	0.49	(A)	0.35	(A)	0.27	0.16	0.23	0.11	(A)	0.24	(A)	0.46	(A)	0.34	(A)	0.26	0.17	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.15	(0.04)	—	0.08	(0.11)	(0.08)	(0.01)	0.28	(0.03)	0.01	0.08	(0.10)	(0.06)	0.06
Total from Investment Operations	0.27	0.24	0.49	0.43	0.16	0.08	0.22	0.39	0.21	0.47	0.42	0.16	0.11	0.22
Less Distributions
Net Investment Income	(0.14)	(0.35)	(0.48)	(0.31)	(0.24)	(0.14)	(0.22)	(0.13)	(0.30)	(0.45)	(0.30)	(0.24)	(0.15)	(0.20)
Net Realized Gains	—	—	—	—	—	(0.21)	(0.23)	—	—	—	—	—	(0.26)	(0.35)
Total Distributions	(0.14)	(0.35)	(0.48)	(0.31)	(0.24)	(0.35)	(0.45)	(0.13)	(0.30)	(0.45)	(0.30)	(0.24)	(0.41)	(0.55)
Net Asset Value, End of Period	$9.97	$9.84	$9.95	$9.94	$9.82	$9.90	$10.17	$10.06	$9.80	$9.89	$9.87	$9.75	$9.83	$10.13
Total Return	2.77	%(C)	2.46	%(C)	5.03%	4.47%	1.65%	0.85%	2.15%	3.96	%(C)	2.13	%(C)	4.85%	4.42%	1.67%	1.10%	2.11%
Net Assets, End of Period (thousands)	$73,793	$84,065	$96,442	$86,082	$80,199	$80,584	$73,101	$123,130	$133,785	$110,338	$72,948	$68,708	$69,853	$85,140
Ratio of Expenses to Average Net Assets	0.32	%(B)	0.31	%(B)	0.31%	0.31%	0.36%	0.38%	0.37%	0.29	%(B)	0.30	%(B)	0.31%	0.32%	0.37%	0.36%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.47	%(B)	3.04	%(B)	4.94%	3.57%	2.72%	1.65%	1.72%	2.23	%(B)	2.69	%(B)	4.66%	3.45%	2.67%	1.63%	1.57%
Portfolio Turnover Rate	25	%(C)	20	%(C)	22%	15%	48%	152%	171%	53	%(C)	7	%(C)	0%	29%	44%	142%	216%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
11

  DIMENSIONAL INVESTMENT GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which three (the "Portfolios") are presented in this report.

The LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of Feeder Fund.

On December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of The U.S. Large Cap Value Series held by the LWAS/DFA U.S. High Book to Market Portfolio are valued at its daily net asset value. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available, (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolios adopted the Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and

12

requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
LWAS/DFA U.S. High Book to Market Portfolio	$56,401	—	—	$56,401
LWAS/DFA Two-Year Fixed Income Portfolio	—	$72,822	—	72,822
LWAS/DFA Two-Year Government Portfolio	—	121,977	—	121,977

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the LWAS/DFA U.S. High Book to Market Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio. For the six months ended April 30, 2009, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets of each Portfolio:

	Administrative Services Fees	Advisory Services Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.01%	—
LWAS/DFA Two-Year Fixed Income Portfolio	—	0.15%
LWAS/DFA Two-Year Government Portfolio	—	0.15%

13

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

Shareholder Servicing Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.15%
LWAS/DFA Two-Year Fixed Income Portfolio	0.08%
LWAS/DFA Two-Year Government Portfolio	0.08%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio	$1
LWAS/DFA Two-Year Fixed Income Portfolio	2
LWAS/DFA Two-Year Government Portfolio	3

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
LWAS/DFA Two-Year Fixed Income Portfolio	$12,624	$11,667	$9,800	$3,170
LWAS/DFA Two-Year Government Portfolio	67,446	77,229	—	—

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to the recharacterizations of distributions from realized gains (losses) to undistributed net investment income were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$(8)	$8

14

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio 2006	$2,002	$217	$2,219
2007	2,104	3,541	5,645
2008	1,668	6,420	8,088
LWAS/DFA Two-Year Fixed Income Portfolio 2006	2,600	—	2,600
2007	4,369	—	4,369
2008	3,304	—	3,304
LWAS/DFA Two-Year Government Portfolio 2006	2,246	—	2,246
2007	3,767	—	3,767
2008	3,616	—	3,616

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$368	—	$(1,337)	$(969)
LWAS/DFA Two-Year Fixed Income Portfolio	419	—	(1,143)	(724)
LWAS/DFA Two-Year Government Portfolio	600	—	(833)	(233)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2012	2013	2014	2015	2016	Total
LWAS/DFA U.S. High Book to Market Portfolio	—	—	—	—	$1,337	$1,337
LWAS/DFA Two-Year Fixed Income Portfolio	$454	$470	$202	$3	14	1,143
LWAS/DFA Two-Year Government Portfolio	393	364	53	1	22	833

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
LWAS/DFA U.S. High Book to Market Portfolio	$67,481	$4,207	$(15,287)	$(11,080)
LWAS/DFA Two-Year Fixed Income Portfolio	72,147	802	(127)	675
LWAS/DFA Two-Year Government Portfolio	120,463	1,519	(5)	1,514

15

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

Repurchase Agreements: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2009.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

16

J.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

K.  Other:

At April 30, 2009, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
LWAS/DFA U.S. High Book to Market Portfolio	2	96%
LWAS/DFA Two-Year Fixed Income Portfolio	3	100%
LWAS/DFA Two-Year Government Portfolio	2	96%

17

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table. are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,000.40	0.53%	$2.63
Hypothetical 5% Annual Return	$1,000.00	$1,022.17	0.53%	$2.66

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

18

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$69,364
Receivables:
Affiliated Investment Company Shares Sold	62
Prepaid Expenses and Other Assets	21
Total Assets	69,447
LIABILITIES:
Payables:
Affiliated Investment Company Purchased	62
Due to Advisor	1
Accrued Expenses and Other Liabilities	23
Total Liabilities	86
NET ASSETS	$69,361
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	9,493,019
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.31
Investment in Affiliated Investment Company at Cost	$70,960
NET ASSETS CONSIST OF:
Paid-In Capital	$71,019
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	683
Accumulated Net Realized Gain (Loss)	(743)
Net Unrealized Foreign Exchange Gain (Loss)	(2)
Net Unrealized Appreciation (Depreciation)	(1,596)
NET ASSETS	$69,361
(1) NUMBER OF SHARES AUTHORIZED	100,000,000

See accompanying Notes to Financial Statements.
20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $104)	$1,123
Interest	3
Income from Securities Lending	111
Expenses Allocated from Affiliated Investment Company	(77)
Total Investment Income	1,160
Expenses
Administrative Services Fees	3
Accounting & Transfer Agent Fees	7
Shareholder Servicing Fees	63
Filing Fees	8
Shareholders' Reports	9
Professional Fees	2
Other	4
Total Expenses	96
Net Investment Income (Loss)	1,064
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(744)
Futures	(2)
Foreign Currency Transactions	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,596)
Translation of Foreign Currency Denominated Amounts	(2)
Net Realized and Unrealized Gain (Loss)	(2,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,275)

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,064	$5,051	$5,215
Net Realized Gain (Loss) on:
Investment Securities Sold	(744)	12,068 †	4,751 †
Futures	(2)	—	—
Foreign Currency Transactions	5	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,596)	(99,015)†	19,463 †
Translation of Foreign Currency Denominated Amounts	(2)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,275)	(81,896)	29,429
Distributions From:
Net Investment Income	(625)	(5,330)	(4,570)
Net Short-Term Gains	—	(1,075)	(1,512)
Net Long-Term Gains	(26,436)	(10,361)	(3,475)
Total Distributions	(27,061)	(16,766)	(9,557)
Capital Share Transactions (1):
Shares Issued	12,926	13,918	12,669
Shares Issued in Lieu of Cash Distributions	23,964	14,298	8,135
Shares Redeemed	(23,512)	(30,474)	(35,421)
Net Increase (Decrease) from Capital Share Transactions	13,378	(2,258)	(14,617)
Total Increase (Decrease) in Net Assets	(14,958)	(100,920)	5,255
Net Assets
Beginning of Period	84,319	185,239	179,984
End of Period	$69,361	$84,319	$185,239
(1) Shares Issued and Redeemed:
Shares Issued	1,747	875	540
Shares Issued in Lieu of Cash Distributions	3,397	690	359
Shares Redeemed	(3,048)	(1,785)	(1,504)
	2,096	(220)	(605)
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$683	$244	$522

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
22

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.40	$24.32	$21.89	$17.49	$15.93	$12.55	$9.61
Income from Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.66	(A)	0.65	(A)	0.61	(A)	0.48	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.26)	(11.36)	2.98	5.23	1.87	3.63	3.07
Total from Investment Operations	(0.14)	(10.70)	3.63	5.84	2.35	3.90	3.31
Less Distributions
Net Investment Income	(0.09)	(0.70)	(0.58)	(0.63)	(0.43)	(0.51)	(0.24)
Net Realized Gains	(3.86)	(1.52)	(0.62)	(0.81)	(0.36)	(0.01)	(0.13)
Total Distributions	(3.95)	(2.22)	(1.20)	(1.44)	(0.79)	(0.52)	(0.37)
Net Asset Value, End of Period	$7.31	$11.40	$24.32	$21.89	$17.49	$15.93	$12.55
Total Return	0.04	%(C)	(47.99	)%(C)	17.05%	35.40%	15.32%	31.89%	35.96%
Net Assets, End of Period (thousands)	$69,361	$84,319	$185,239	$179,984	$138,782	$130,397	$109,942
Ratio of Expenses to Average Net Assets (D)	0.53	%(B)	0.47	%(B)	0.46%	0.47%	0.50%	0.52%	0.55%
Ratio of Net Investment Income to Average Net Assets	3.24	%(B)	3.74	%(B)	2.76%	3.14%	2.88%	1.88%	2.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
23

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which the LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted the Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

24

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
LWAS/DFA International High Book to Market Portfolio	$69,364	—	—	$69,364

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $2 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a Client Services fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, total related amounts paid by the Fund to the CCO were $94 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

25

D.   Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
LWAS/DFA International High Book to Market Portfolio	$1	$(1)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2006	$6,063	$5,851	$11,914
2007	6,376	3,987	10,363
2008	6,405	10,361	16,766

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$247	$26,433	$26,680

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$75,887	$5,075	$(11,597)	$(6,522)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return

26

positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains(Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the Series has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains(Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is

27

permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

H.  Other:

At April 30, 2009, two shareholders held approximately 95% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

28

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLES

The U.S. Large Cap Value Series	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$900.80	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,002.60	0.24%	$1.19
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

29

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
The U.S. Large Cap Value Series	16.4%	6.2%	15.9%	29.6%	3.4%	15.5%	4.1%	3.0%	5.8%	0.1%	—	100.0%
The DFA International Value Series	13.0%	4.7%	5.4%	44.1%	0.3%	9.9%	3.6%	9.3%	7.1%	2.4%	0.2%	100.0%

30

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
Consumer Discretionary — (14.5%)
Carnival Corp.	2,310,498	$62,106,186	1.0%
# CBS Corp. Class B	4,471,899	31,482,169	0.5%
Comcast Corp. Class A	11,815,542	182,668,279	3.0%
Comcast Corp. Special Class A	3,259,343	47,847,155	0.8%
Disney (Walt) Co.	3,646,964	79,868,512	1.3%
* Liberty Media Corp. - Entertainment Class A	3,004,009	73,147,619	1.2%
*# Sears Holdings Corp.	503,427	31,449,085	0.5%
Time Warner Cable, Inc.	1,980,956	63,846,212	1.1%
Time Warner, Inc.	6,156,393	134,394,059	2.2%
Other Securities		328,702,773	5.4%
Total Consumer Discretionary		1,035,512,049	17.0%
Consumer Staples — (5.0%)
Archer-Daniels-Midland Co.	1,665,460	41,003,625	0.7%
CVS Caremark Corp.	4,387,117	139,422,578	2.3%
Kraft Foods, Inc.	2,137,904	50,026,954	0.8%
Other Securities		125,723,460	2.1%
Total Consumer Staples		356,176,617	5.9%
Energy — (13.4%)
Anadarko Petroleum Corp.	2,783,468	119,856,132	2.0%
# Apache Corp.	1,942,671	141,543,009	2.3%
# Chesapeake Energy Corp.	2,496,221	49,200,516	0.8%
ConocoPhillips	5,133,566	210,476,206	3.5%
Devon Energy Corp.	1,962,942	101,778,543	1.7%
# Marathon Oil Corp.	3,096,335	91,961,150	1.5%
Valero Energy Corp.	1,735,295	34,428,253	0.6%
XTO Energy, Inc.	1,015,200	35,186,832	0.6%
Other Securities		178,640,821	2.8%
Total Energy		963,071,462	15.8%
Financials — (25.0%)
Allstate Corp.	2,540,615	59,272,548	1.0%
# Bank of America Corp.	10,552,600	94,234,718	1.5%
# Bank of New York Mellon Corp.	1,972,678	50,263,835	0.8%
# BlackRock, Inc.	275,209	40,323,623	0.7%
Chubb Corp.	1,620,173	63,105,738	1.0%
# Goldman Sachs Group, Inc.	511,700	65,753,450	1.1%
JPMorgan Chase & Co.	7,983,370	263,451,210	4.3%
Loews Corp.	2,618,560	65,175,958	1.1%
MetLife, Inc.	4,847,114	144,201,642	2.4%
# Morgan Stanley	4,266,297	100,855,261	1.7%
# Prudential Financial, Inc.	1,829,600	52,838,848	0.9%
The Travelers Companies, Inc.	3,408,676	140,232,931	2.3%
# Unum Group	1,898,589	31,022,944	0.5%
# Wells Fargo & Co.	4,585,800	91,761,858	1.5%
Other Securities		528,187,530	8.7%
Total Financials		1,790,682,094	29.5%
Health Care — (2.8%)
* WellPoint, Inc.	2,193,022	93,773,621	1.5%
Other Securities		109,759,122	1.9%
Total Health Care		203,532,743	3.4%

31

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.1%)
Burlington Northern Santa Fe Corp.	2,043,915	$137,923,384	2.3%
CSX Corp.	2,289,004	67,731,628	1.1%
# FedEx Corp.	920,593	51,516,384	0.8%
# General Electric Co.	18,097,900	228,938,435	3.8%
# Norfolk Southern Corp.	2,221,920	79,278,106	1.3%
Northrop Grumman Corp.	1,973,778	95,432,166	1.6%
Southwest Airlines Co.	4,297,932	29,999,565	0.5%
# Union Pacific Corp.	3,172,808	155,911,785	2.6%
Other Securities		91,607,377	1.4%
Total Industrials		938,338,830	15.4%
Information Technology — (3.0%)
*# Computer Sciences Corp.	1,338,943	49,487,333	0.8%
Motorola, Inc.	6,603,400	36,516,802	0.6%
Other Securities		131,920,074	2.2%
Total Information Technology		217,924,209	3.6%
Materials — (2.5%)
# Alcoa, Inc.	3,921,408	35,567,171	0.6%
# Dow Chemical Co.	3,647,149	58,354,384	1.0%
# Weyerhaeuser Co.	1,105,551	38,981,728	0.6%
Other Securities		47,065,638	0.8%
Total Materials		179,968,921	3.0%
Telecommunication Services — (4.9%)
AT&T, Inc.	8,259,100	211,598,142	3.5%
Verizon Communications, Inc.	2,528,765	76,722,730	1.3%
Other Securities		64,656,931	1.0%
Total Telecommunication Services		352,977,803	5.8%
Utilities — (0.1%)
Total Utilities		7,248,006	0.1%
TOTAL COMMON STOCKS		6,045,432,734	99.5%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $19,225,000 FHLMC 4.50%, 05/01/23, valued at $18,375,125) to be repurchased at $18,099,096	$18,099	18,099,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (15.4%)
§@ DFA Short Term Investment Fund LP	1,097,153,506	1,097,153,506	18.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $8,840,259 FNMA 5.000%, 06/01/35 & 7.000%, 12/01/38, valued at $6,744,429) to be repurchased at $6,548,020	$6,548	6,547,989	0.1%
TOTAL SECURITIES LENDING COLLATERAL		1,103,701,495	18.1%
TOTAL INVESTMENTS — (100.0%) (Cost $7,227,800,984)		$7,167,233,229	117.9%

See accompanying Notes to Financial Statements.
32

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
Australia & New Zealand Banking Group, Ltd.	3,302,749	$38,088,001	0.8%
Commonwealth Bank of Australia	2,119,091	54,145,231	1.2%
National Australia Bank, Ltd.	2,933,161	43,866,134	0.9%
Other Securities		99,905,696	2.1%
TOTAL — AUSTRALIA		236,005,062	5.0%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		21,671,633	0.5%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		36,754,441	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		133	0.0%
TOTAL — BELGIUM		36,754,574	0.8%
CANADA — (6.5%)
COMMON STOCKS — (6.5%)
EnCana Corp.	560,598	25,692,705	0.5%
# Manulife Financial Corp.	1,562,378	26,604,811	0.6%
Petro-Canada	1,205,300	38,038,715	0.8%
# Sun Life Financial, Inc.	1,262,400	29,515,595	0.6%
# Toronto Dominion Bank	729,198	28,781,719	0.6%
Other Securities		222,552,198	4.8%
TOTAL — CANADA		371,185,743	7.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		48,943,826	1.0%
FINLAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		30,825,926	0.7%
FRANCE — (7.9%)
COMMON STOCKS — (7.7%)
* AXA SA	2,818,397	47,353,868	1.0%
# BNP Paribas SA	1,615,427	85,042,335	1.8%
Credit Agricole SA	1,759,114	25,720,980	0.5%
Societe Generale Paris	720,688	36,833,336	0.8%
# Vivendi SA	2,482,257	66,745,603	1.4%
Other Securities		181,562,214	4.0%
TOTAL COMMON STOCKS		443,258,336	9.5%
RIGHTS/WARRANTS — (0.2%)
Other Securities		7,906,234	0.2%
TOTAL — FRANCE		451,164,570	9.7%

33

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (8.0%)
COMMON STOCKS — (8.0%)
# Allianz SE	442,712	$40,785,971	0.9%
# Allianz SE Sponsored ADR	2,834,240	25,678,214	0.5%
# Daimler AG	1,684,003	60,049,288	1.3%
# Deutsche Bank AG	774,190	41,285,440	0.9%
# Deutsche Telekom AG	2,621,866	32,001,474	0.7%
# Deutsche Telekom AG Sponsored ADR	2,705,150	29,432,032	0.6%
# E.ON AG	1,336,631	44,865,879	1.0%
#* E.ON AG Sponsored ADR	1,091,708	36,735,974	0.8%
# Munchener Rueckversicherungs-Gesellschaft AG	388,934	53,739,121	1.1%
Other Securities		95,781,641	2.0%
TOTAL — GERMANY		460,355,034	9.8%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		11,875,809	0.3%
HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
Cheung Kong Holdings, Ltd.	3,224,000	33,545,966	0.7%
Hutchison Whampoa, Ltd.	5,472,000	32,089,763	0.7%
Other Securities		82,736,600	1.8%
TOTAL — HONG KONG		148,372,329	3.2%
IRELAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		60,211	0.0%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Intesa Sanpaolo SpA	10,621,828	33,839,680	0.7%
UniCredito SpA	13,337,664	32,476,877	0.7%
Other Securities		79,042,887	1.7%
TOTAL — ITALY		145,359,444	3.1%
JAPAN — (13.3%)
COMMON STOCKS — (13.3%)
FUJIFILM Holdings Corp.	1,077,300	27,717,044	0.6%
# Kyocera Corp.	327,900	25,466,163	0.6%
# Sony Corp. Sponsored ADR	1,235,319	31,945,349	0.7%
Tokio Marine Holdings, Inc.	1,457,311	38,434,095	0.8%
Other Securities		637,298,957	13.6%
TOTAL — JAPAN		760,861,608	16.3%
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
# ArcelorMittal	1,877,993	43,990,804	0.9%
ING Groep NV	3,093,625	28,199,070	0.6%
Koninklijke Philips Electronics NV	3,072,622	55,439,317	1.2%
Other Securities		51,581,075	1.1%
TOTAL — NETHERLANDS		179,210,266	3.8%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		5,583,782	0.1%

34

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		$47,825,298	1.0%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		7,296,563	0.2%
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
DBS Group Holdings, Ltd.	4,164,750	26,476,712	0.6%
Other Securities		51,597,299	1.1%
TOTAL — SINGAPORE		78,074,011	1.7%
SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
# Banco Santander Central Hispano SA	7,174,788	69,013,904	1.5%
# Banco Santander SA Sponsored ADR	4,608,838	42,170,868	0.9%
Other Securities		129,097,934	2.7%
TOTAL — SPAIN		240,282,706	5.1%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# Nordea Bank AB	6,583,962	48,973,792	1.1%
Other Securities		90,292,912	1.9%
TOTAL — SWEDEN		139,266,704	3.0%
SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
# Credit Suisse Group AG	1,755,349	68,592,952	1.5%
Credit Suisse Group AG Sponsored ADR	840,377	32,169,631	0.7%
* UBS AG	2,815,663	38,677,332	0.8%
Zurich Financial Services AG	322,012	59,839,659	1.3%
Other Securities		142,943,373	3.0%
TOTAL — SWITZERLAND		342,222,947	7.3%
UNITED KINGDOM — (14.8%)
COMMON STOCKS — (14.8%)
Anglo American P.L.C.	1,329,421	28,606,903	0.6%
Aviva P.L.C.	6,571,996	30,257,745	0.7%
# Barclays P.L.C. Sponsored ADR	2,451,654	39,250,981	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	3,405,193	121,224,871	2.6%
Kingfisher P.L.C.	12,172,495	33,136,239	0.7%
Royal Dutch Shell P.L.C. ADR	1,426,722	64,915,851	1.4%
# Thomson Reuters P.L.C.	1,137,914	29,268,757	0.6%
Vodafone Group P.L.C.	34,976,333	64,285,526	1.4%
Vodafone Group P.L.C. Sponsored ADR	6,615,474	121,393,948	2.6%
Other Securities		318,932,863	6.8%
TOTAL — UNITED KINGDOM		851,273,684	18.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,905,000 FNMA 5.00%, 05/01/23, valued at $13,531,872) to be repurchased at $13,331,070	$13,331	13,331,000	0.3%

35

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (19.3%)
§@ DFA Short Term Investment Fund LP	1,106,332,861	$1,106,332,861	23.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,184,573) to be repurchased at $2,141,748	$2,142	2,141,738	0.0%
TOTAL SECURITIES LENDING COLLATERAL		1,108,474,599	23.7%
TOTAL INVESTMENTS — (100.0%) (Cost $5,789,745,691)		$5,736,277,329	122.7%

See accompanying Notes to Financial Statements.
36

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
ASSETS:
Investments at Value (including $1,067,948 and $1,049,081 of securities on loan, respectively)	$6,045,433	$4,614,471
Temporary Cash Investments at Value & Cost	18,099	13,331
Collateral Received from Securities on Loan at Value & Cost	1,103,701	1,108,475
Foreign Currencies at Value	—	17,108
Cash	—	16
Receivables:
Investment Securities Sold	28,016	30,380
Dividends, Interest, and Tax Reclaims	9,319	26,243
Securities Lending Income	976	2,521
Fund Shares Sold	26	2,860
Prepaid Expenses and Other Assets	18	185
Total Assets	7,205,588	5,815,590
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,103,701	1,108,475
Investment Securities Purchased	22,059	28,500
Fund Shares Redeemed	941	981
Due to Advisor	485	739
Accrued Expenses and Other Liabilities	275	298
Total Liabilities	1,127,461	1,138,993
NET ASSETS	$6,078,127	$4,676,597
Investments at Cost	$6,106,001	$4,667,940
Foreign Currencies at Cost	$—	$16,150

See accompanying Notes to Financial Statements.
37

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $20 and $6,887 respectively)	$89,932	$71,843
Interest	148	181
Income from Securities Lending	5,817	7,172
Total Investment Income	95,897	79,196
Expenses
Investment Advisory Services Fees	2,859	4,232
Accounting & Transfer Agent Fees	320	243
Custodian Fees	34	283
Shareholders' Reports	46	40
Directors'/Trustees' Fees & Expenses	47	30
Professional Fees	80	80
Other	39	55
Total Expenses	3,425	4,963
Net Investment Income (Loss)	92,472	74,233
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(322,564)	(26,775)
Futures	7,204	(1,124)
Foreign Currency Transactions	—	442
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(484,081)	(52,510)
Futures	(29)	—
Translation of Foreign Currency Denominated Amounts	—	(597)
Net Realized and Unrealized Gain (Loss)	(799,470)	(80,564)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(706,998)	$(6,331)

See accompanying Notes to Financial Statements.
38

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Cap Value Series			The DFA International Value Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$92,472	$166,016	$146,991	$74,233	$304,387	$274,613
Net Realized Gain (Loss) on:
Investment Securities Sold	(322,564)	(422,637)	(118,412)	(26,775)	137,811	654,522
Futures	7,204	(1,861)	—	(1,124)	(1,153)	—
Foreign Currency Transactions	—	—	—	442	(4,593)	2,498
In-Kind Redemptions	—	52,271 *	—	—	103,024 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(484,081)	(3,601,292)	(150,559)	(52,510)	(5,026,911)	403,307
Futures	(29)	29	—	—	19	—
Translation of Foreign Currency Denominated Amounts	—	—	—	(597)	(76)	(180)
Net Increase (Decrease) in Net Assets Resulting from Operations	(706,998)	(3,807,474)	(121,980)	(6,331)	(4,487,492)	1,334,760
Transactions in Interest:
Contributions	482,905	1,370,762	1,783,358	299,341	927,878	1,731,698
Withdrawals	(437,143)	(983,247)*†	(368,362)†	(316,750)	(1,378,770)*†	(884,989	)†
Net Increase (Decrease) from Transactions in Interest	45,762	387,515	1,414,996	(17,409)	(450,892)	846,709
Total Increase (Decrease) in Net Assets	(661,236)	(3,419,959)	1,293,016	(23,740)	(4,938,384)	2,181,469
Net Assets
Beginning of Period	6,739,363	10,159,322	8,866,306	4,700,337	9,638,721	7,457,252
End of Period	$6,078,127	$6,739,363	$10,159,322	$4,676,597	$4,700,337	$9,638,721

*  See Note K in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
39

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series†									The DFA International Value Series†
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)									(Unaudited)
Total Return	(9.92	)%(C)	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%	0.26	%(C)	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$6,078,127		$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662	$4,676,597		$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%	0.24	%(B)	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.26	%(B)	1.97	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%	3.54	%(B)	4.15	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	19	%(C)	19	%(C)	9%	13%	9%	7%	7%	8	%(C)	16	%(C)	16%	8%	10%	15%	14%

See page 1 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
40

  THE DFA INVESTMENT TRUST COMPANY

  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen investment portfolios, of which The U.S. Large Cap Value Series and The DFA International Value Series (the "Series") are presented in this report.

On December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, each a master fund in a RIC/RIC master feeder structure, had elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series'

41

foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Series adopted the Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The U.S. Large Cap Value Series	$6,045,433	$1,121,800	—	$7,167,233
The DFA International Value Series	1,264,771	4,471,506	—	5,736,277

2.  Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

42

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2009, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid by the Trust to the CCO were $54 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$149
The DFA International Value Series	110

43

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$1,349,297	$1,096,477
The DFA International Value Series	483,633	343,951

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$7,230,014	$449,084	$(511,865)	$(62,781)
The DFA International Value Series	5,790,472	304,876	(359,071)	(54,195)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

44

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains(Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the Series has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains(Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts:  During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and

45

are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the Series had no outstanding futures contracts.

H.  Line of Credit:

The Series, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	1.88%	$14,285	3	$2	$31,000

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

The Series, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.95%	$11,088	8	$2	$18,062

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

I.  Securities Lending:

As of April 30, 2009, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If

46

this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period December 1, 2007 to October 31, 2008, The U.S. Large Cap Value Series and The DFA International Value Series realized $52,271 and $103,024 (in thousands) of net gain.

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

47

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

48

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature, extent and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were

49

favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last three years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA043009-003S

DIMENSIONAL INVESTMENT GROUP INC.

Global Equity Portfolio

Global 60/40 Portfolio

Global 25/75 Portfolio

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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DIMENSIONAL INVESTMENT GROUP INC.

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†  See Note B to Financial Statements.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

N/A  Does not apply to this fund.

(a)  Commencement of Operations.

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2009

EXPENSE TABLES

Global Equity Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$961.50	0.61%	$2.97
Institutional Class Shares	$1,000.00	$962.20	0.34%	$1.65
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Institutional Class Shares	$1,000.00	$1,023.11	0.34%	$1.71

2

Global 60/40 Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$1,005.40	0.59%	$2.93
Institutional Class Shares	$1,000.00	$1,006.70	0.33%	$1.64
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.87	0.59%	$2.96
Institutional Class Shares	$1,000.00	$1,023.16	0.33%	$1.66
Global 25/75 Portfolio**
Actual Fund Return
Class R2 Shares	$1,000.00	$1,026.70	0.62%	$3.12
Institutional Class Shares	$1,000.00	$1,028.00	0.30%	$1.51
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.72	0.62%	$3.11
Institutional Class Shares	$1,000.00	$1,023.31	0.30%	$1.51

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Companies
Global Equity Portfolio	100.0%
Global 60/40 Portfolio	100.0%
Global 25/75 Portfolio	100.0%

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DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	65,500,402	$465,052,855
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	39,302,039	291,228,109
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	21,596,130	155,924,059
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	4,185,740	49,056,873
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	885,606	10,884,098
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $1,279,841,373)		972,145,994
TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio Institutional Shares (Cost $367,059)		367,059
TOTAL INVESTMENTS — (100.0%) (Cost $1,280,208,432)		$972,513,053

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	23,243,538	$165,029,120
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	14,931,753	104,434,710
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	8,975,005	82,211,046
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	5,064,349	55,910,413
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	7,425,324	53,610,840
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	5,094,929	51,560,682
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	2,283,196	23,448,423
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,700,626	19,931,337
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	285,317	3,506,546
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $702,042,597)		559,643,117
TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio Institutional Shares (Cost $1,041,086)		1,041,086
TOTAL INVESTMENTS — (100.0%) (Cost $703,083,683)		$560,684,203

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in The DFA Two-Year Global Fixed Income Series of DFA Investment Trust Company		$41,046,897
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	4,019,949	40,681,884
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	1,930,690	19,828,187
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,436,168	17,296,793
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,496,191	11,086,776
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	771,783	5,572,274
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	185,143	2,169,876
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	36,964	454,288
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $146,540,192)		138,136,975
TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio Institutional Shares (Cost $249,251)		249,251
TOTAL INVESTMENTS — (100.0%) (Cost $146,789,443)		$138,386,226

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$972,146	$559,643	$138,137
Temporary Cash Investments at Value & Cost	367	1,041	249
Receivables:
Interest	1	1	—
Fund Shares Sold	2,723	1,251	95
Prepaid Expenses and Other Assets	54	38	23
Total Assets	975,291	561,974	138,504
LIABILITIES:
Payables:
Affiliated Investment Companies	—	741	99
Fund Shares Redeemed	283	422	91
Due to Advisor	6	7	7
Accrued Expenses and Other Liabilities	90	57	13
Total Liabilities	379	1,227	210
NET ASSETS	$974,912	$560,747	$138,294
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $6,558; $6,292; and $1,587, and shares outstanding of 750,002; 661,020; and 156,450, respectively	$8.74	$9.52	$10.15
NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000	100,000,000
Institutional Class Shares — based on net assets of $968,354; $554,455; and $136,707, and shares outstanding of 111,510,226; 58,531,940; and 13,535,879, respectively	$8.68	$9.47	$10.10
NUMBER OF SHARES AUTHORIZED	300,000,000	150,000,000	100,000,000
Investments in Affiliated Investment Companies at Cost	$1,279,841	$702,042	$146,540
NET ASSETS CONSIST OF:
Paid-In Capital	$1,444,196	$724,582	$148,139
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(78)	316	390
Accumulated Net Realized Gain (Loss)	(161,511)	(21,752)	(1,832)
Net Unrealized Foreign Exchange Gain (Loss)	—	—	9
Net Unrealized Appreciation (Depreciation)	(307,695)	(142,399)	(8,412)
NET ASSETS	$974,912	$560,747	$138,294

See accompanying Notes to Financial Statements.
8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Income Distributions	$7,824	$3,384	$559
*Dividends (Net of Foreign Taxes Withheld of $0, $1, and $0, respectively)	3	18	—
*Interest	—	588	575
*Income from Securities Lending	1	4	—
*Expenses Allocated from Affiliated Investment Companies	—	(16)	(16)
Total Investment Income Received from Affiliated Investment Companies	7,828	3,978	1,118
Fund Investment Income
Interest	18	7	2
Fund Expenses
Administrative Services Fees	1,324	670	132
Accounting & Transfer Agent Fees	16	12	8
Shareholder Servicing Fees - Class R2 Shares	8	7	2
Filing Fees	31	24	14
Shareholders' Reports	42	22	4
Directors'/Trustees' Fees & Expenses	7	5	1
Professional Fees	20	14	5
Other	13	9	2
Total Expenses	1,461	763	168
Fees Waived, Expenses Reimbursed and/or Previously Waived Fees Recovered by Advisor (Note C)	(1,302)	(603)	(99)
Net Expenses	159	160	69
Net Investment Income (Loss)	7,687	3,825	1,051
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
**Investment Securities Sold/Affiliated Investment Companies Shares Sold	(149,793)	(21,314)	(892)
*Futures	11	—	—
*Foreign Currency Transactions	—	(31)	337
Change in Unrealized Appreciation (Depreciation) of:
**Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	96,166	16,444	4,154
*Futures	78	—	—
*Translation of Foreign Currency Denominated Amounts	(1)	—	9
* Change in Deferred Thailand Capital Gains Tax	64	20	1
Net Realized and Unrealized Gain (Loss)	(53,475)	(4,881)	3,609
Net Increase (Decrease) in Net Assets Resulting from Operations	$(45,788)	$(1,056)	$4,660

*  Allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

**  A portion has been allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.
9

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Global Equity Portfolio			Global 60/40 Portfolio			Global 25/75 Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,687	$25,253	$19,098	$3,825	$16,963	$12,359	$1,051	$4,374	$2,594
Capital Gain Distributions Received from Affiliated Investment Companies	—	10,065	10,480	—	3,366	3,323	—	153	100
Net Realized Gain (Loss) on:
**Investment Securities Sold/Affiliated Investment Companies Shares Sold	(149,793)	(11,504)	16,678	(21,314)	221	4,806	(892)	(526)	818
*Futures	11	(229)	50	—	(67)	18	—	—	1
*Foreign Currency Transactions	—	(11)	3	(31)	(3)	1	337	—	—
Change in Unrealized Appreciation (Depreciation) of:
**Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	96,166	(582,439)	24,134	16,444	(233,989)	16,892	4,154	(19,682)	3,242
*Futures	78	77	(6)	—	22	(2)	—	1	—
*Translation of Foreign Currency Denominated Amounts	(1)	—	—	—	—	—	9	—	—
*Change in Deferred Thailand Capital Gains Tax	64	4	(2)	20	3	(1)	1	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(45,788)	(558,784)	70,435	(1,056)	(213,484)	37,396	4,660	(15,680)	6,755
Distributions From:
Net Investment Income:
Class R2 Shares	(50)	(150)	(408)	(23)	(81)	(143)	(7)	(27)	(43)
Institutional Class Shares	(11,278)	(23,670)	(16,955)	(4,837)	(14,711)	(12,496)	(1,008)	(4,129)	(2,617)
Total Distributions From Net Investment Income	(11,328)	(23,820)	(17,363)	(4,860)	(14,792)	(12,639)	(1,015)	(4,156)	(2,660)
Net Realized Gains:
Class R2 Shares	—	(566)	(371)	(19)	(76)	(54)	(13)	(11)	(21)
Institutional Class Shares	—	(24,909)	(9,793)	(2,205)	(7,495)	(3,711)	(1,280)	(962)	(800)
Total Distributions From Net Realized Gains	—	(25,475)	(10,164)	(2,224)	(7,571)	(3,765)	(1,293)	(973)	(821)
Total Distributions to Shareholders	(11,328)	(49,295)	(27,527)	(7,084)	(22,363)	(16,404)	(2,308)	(5,129)	(3,481)
Capital Share Transactions:
Shares Issued	460,666	654,523	539,395	124,186	266,717	355,251	34,591	63,549	55,915
Shares Issued in Lieu of Cash Distributions	11,186	48,601	27,119	6,795	21,391	15,327	2,288	5,084	3,448
Shares Redeemed	(425,544)	(355,668)	(243,370)	(154,699)	(228,380)	(168,594)	(28,448)	(57,916)	(24,929)
Net Increase (Decrease) From Capital Share Transactions	46,308	347,456	323,144	(23,718)	59,728	201,984	8,431	10,717	34,434
Total Increase (Decrease) in Net Assets	(10,808)	(260,623)	366,052	(31,858)	(176,119)	222,976	10,783	(10,092)	37,708
Net Assets
Beginning of Period	985,720	1,246,343	880,291	592,605	768,724	545,748	127,511	137,603	99,895
End of Period	$974,912	$985,720	$1,246,343	$560,747	$592,605	$768,724	$138,294	$127,511	$137,603
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(78)	$3,563	$3,345	$316	$1,351	$934	$390	$354	$195

*  Allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

**  A portion has been allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.
10

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

  Class R2 Shares

Global Equity Portfolio	Global 60/40 Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Period Dec. 24, 2003(a) to Nov. 30, 2004	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Period Dec. 24, 2003(a) to Nov. 30, 2004
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$9.17	$15.49	$14.76	$12.90	$11.54	$10.00	$9.55	$13.16	$12.65	$11.58	$10.83	$10.00
Income from Investment Operations
Net Investment Income	0.06	(A)	0.24	(A)	0.22	(A)	0.19	(A)	0.19	(A)	0.07	0.05	(A)	0.30	(A)	0.22	(A)	0.11	(A)	0.19	(A)	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.42)	(6.06)	0.86	2.29	1.33	1.54	—	(3.60)	0.60	1.40	0.73	0.84
Total from Investrment Operations	(0.36)	(5.82)	1.08	2.48	1.52	1.61	0.05	(3.30)	0.82	1.51	0.92	0.92
Less Distributions
Net Investment Income	(0.07)	(0.18)	(0.18)	(0.18)	(0.14)	(0.07)	(0.04)	(0.18)	(0.22)	(0.18)	(0.16)	(0.09)
Net Realized Gains	—	(0.32)	(0.17)	(0.44)	(0.02)	—	(0.04)	(0.13)	(0.09)	(0.26)	(0.01)	—
Total Distributions	(0.07)	(0.50)	(0.35)	(0.62)	(0.16)	(0.07)	(0.08)	(0.31)	(0.31)	(0.44)	(0.17)	(0.09)
Net Asset Value, End of Period	$8.74	$9.17	$15.49	$14.76	$12.90	$11.54	$9.52	$9.55	$13.16	$12.65	$11.58	$10.83
Total Return	(3.85	)%(C)	(38.72	)%(C)	7.42%	20.04%	13.25%	16.18	%(C)	0.54	%(C)	(25.63	)%(C)	6.50%	13.49%	8.57%	9.29	%(C)
Net Assets, End of Period (thousands)	$6,558	$6,819	$27,904	$32,717	$16,092	$14,684	$6,292	$5,081	$7,631	$7,379	$1,857	$1,912
Ratio of Expenses to Average Net Assets (D)	0.61	%(B)	0.60	%(B)	0.58%	0.62%	0.71%	0.90	%(B)(E)	0.59	%(B)	0.59	%(B)	0.57%	0.65%	0.70%	0.95	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.91	%(B)	0.87	%(B)	0.84%	0.85%	0.80%	0.94	%(B)(E)	0.82	%(B)	0.80	%(B)	0.76%	0.77%	0.80%	1.28	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.53	%(B)	1.99	%(B)	1.38%	1.38%	1.32%	0.82	%(B)(E)	1.14	%(B)	2.78	%(B)	1.67%	0.89%	1.73%	0.94	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
11

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

  Class R2 Shares

Global 25/75 Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Period Dec. 24, 2003(a) to Nov. 30, 2004
(Unaudited)
Net Asset Value, Beginning of Period	$10.04	$11.42	$11.11	$10.62	$10.33	$10.00
Income from Investment Operations
Net Investment Income	0.06	(A)	0.30	(A)	0.19	(A)	0.03	(A)	0.20	(A)	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.20	(1.39)	0.41	0.77	0.25	0.37
Total from Investrment Operations	0.26	(1.09)	0.60	0.80	0.45	0.44
Less Distributions
Net Investment Income	(0.05)	(0.21)	(0.20)	(0.20)	(0.16)	(0.11)
Net Realized Gains	(0.10)	(0.08)	(0.09)	(0.11)	—	—
Total Distributions	(0.15)	(0.29)	(0.29)	(0.31)	(0.16)	(0.11)
Net Asset Value, End of Period	$10.15	$10.04	$11.42	$11.11	$10.62	$10.33
Total Return	2.67	%(C)	(9.72	)%(C)	5.47%	7.75%	4.47%	4.44	%(C)
Net Assets, End of Period (thousands)	$1,587	$1,342	$1,564	$2,701	$46	$65
Ratio of Expenses to Average Net Assets (D)	0.62	%(B)	0.62	%(B)	0.62%	0.62%	0.79%	0.95	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.78	%(B)	0.78	%(B)	0.71%	0.74%	0.95%	6.00	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.33	%(B)	3.00	%(B)	1.66%	0.28%	2.00%	1.03	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
12

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

  Institutional Class Shares

Global Equity Portfolio	Global 60/40 Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Period Dec. 24, 2003(a) to Nov. 30, 2004	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Period Dec. 24, 2003(a) to Nov. 30, 2004
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$9.14	$15.48	$14.78	$12.92	$11.56	$10.00	$9.53	$13.17	$12.67	$11.60	$10.83	$10.00
Income from Investment Operations
Net Investment Income	0.07	(A)	0.27	(A)	0.27	(A)	0.23	(A)	0.25	(A)	0.09	0.06	(A)	0.27	(A)	0.25	(A)	0.19	(A)	0.22	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.43)	(6.02)	0.85	2.28	1.29	1.55	—	(3.54)	0.60	1.35	0.72	0.83
Total from Investrment Operations	(0.36)	(5.75)	1.12	2.51	1.54	1.64	0.06	(3.27)	0.85	1.54	0.94	0.94
Less Distributions
Net Investment Income	(0.10)	(0.27)	(0.25)	(0.21)	(0.16)	(0.08)	(0.08)	(0.24)	(0.26)	(0.21)	(0.16)	(0.11)
Net Realized Gains	—	(0.32)	(0.17)	(0.44)	(0.02)	—	(0.04)	(0.13)	(0.09)	(0.26)	(0.01)	—
Total Distributions	(0.10)	(0.59)	(0.42)	(0.65)	(0.18)	(0.08)	(0.12)	(0.37)	(0.35)	(0.47)	(0.17)	(0.11)
Net Asset Value, End of Period	$8.68	$9.14	$15.48	$14.78	$12.92	$11.56	$9.47	$9.53	$13.17	$12.67	$11.60	$10.83
Total Return	(3.78	)%(C)	(38.50	)%(C)	7.67%	20.33%	13.47%	16.46	%(C)	0.67	%(C)	(25.47	)%(C)	6.79%	13.78%	8.80%	9.41	%(C)
Net Assets, End of Period (thousands)	$968,354	$978,901	$1,218,439	$847,574	$485,301	$179,079	$554,455	$587,524	$761,093	$538,369	$277,269	$102,341
Ratio of Expenses to Average Net Assets (D)	0.34	%(B)	0.34	%(B)	0.33%	0.37%	0.46%	0.67	%(B)(E)	0.33	%(B)	0.32	%(B)	0.31%	0.35%	0.45%	0.65	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.64	%(B)	0.61	%(B)	0.59%	0.60%	0.56%	0.71	%(B)(E)	0.55	%(B)	0.53	%(B)	0.51%	0.52%	0.55%	0.83	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.76	%(B)	2.26	%(B)	1.70%	1.72%	1.50%	1.08	%(B)(E)	1.44	%(B)	2.44	%(B)	1.90%	1.56%	1.99%	1.18	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
13

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

  Institutional Class Shares

Global 25/75 Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Period Dec. 24, 2003(a) to Nov. 30, 2004
(Unaudited)
Net Asset Value, Beginning of Period	$10.01	$11.46	$11.15	$10.65	$10.34	$10.00
Income from Investment Operations
Net Investment Income	0.08	(A)	0.31	(A)	0.24	(A)	0.22	(A)	0.24	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.19	(1.37)	0.40	0.60	0.24	0.36
Total from Investrment Operations	0.27	(1.06)	0.64	0.82	0.48	0.47
Less Distributions
Net Investment Income	(0.08)	(0.31)	(0.24)	(0.21)	(0.17)	(0.13)
Net Realized Gains	(0.10)	(0.08)	(0.09)	(0.11)	—	—
Total Distributions	(0.18)	(0.39)	(0.33)	(0.32)	(0.17)	(0.13)
Net Asset Value, End of Period	$10.10	$10.01	$11.46	$11.15	$10.65	$10.34
Total Return	2.80	%(C)	(9.55	)%(C)	5.85%	7.97%	4.71%	4.73	%(C)
Net Assets, End of Period (thousands)	$136,707	$126,169	$136,039	$97,194	$52,699	$31,208
Ratio of Expenses to Average Net Assets (D)	0.30	%(B)	0.30	%(B)	0.31%	0.37%	0.47%	0.99	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.45	%(B)	0.46	%(B)	0.46%	0.49%	0.71%	1.32	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.61	%(B)	3.03	%(B)	2.15%	1.59%	2.33%	0.95	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
14

DIMENSIONAL INVESTMENT GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.   Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") are presented in this report.

The Global Funds achieve their investment objectives by primarily investing in other portfolios within The DFA Investment Trust Company ("ITC") and DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

	Global Funds (Percentage of Ownership at April 30, 2009)
Master Funds	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
The DFA Two-Year Global Fixed Income Series (ITC)	N/A	N/A	1%
U.S. Core Equity 1 Portfolio (IDG)	10%	4%	—
U.S. Core Equity 2 Portfolio (IDG)	17%	6%	1%
DFA Real Estate Securities Portfolio (IDG)	1%	—	—
International Core Equity Portfolio (IDG)	11%	4%	—
Emerging Markets Core Equity Portfolio (IDG)	3%	1%	—
DFA Five-Year Global Fixed Income Portfolio (IDG)	N/A	2%	N/A
DFA Short-Term Extended Quality Portfolio (IDG)	N/A	32%	25%
DFA Inflation-Protected Securities Portfolio (IDG)	N/A	4%	4%
DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	N/A	44%	N/A

N/A – Global Fund does not have any ownership in Master Fund (Affiliated Investment Company).

Amounts designated as — are less than 1%.

At April 30, 2009, Class R1 shares had not commenced operations. Class R1 shares of each Global Fund have been allocated 25,000,000 authorized shares.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Global Funds from November 30 to October 31.

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B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The DFA Two-Year Global Fixed Income Series (the "Partnership") is treated as a partnership for federal income tax purposes. The Global 25/75 Portfolio's investment in the Partnership reflects its proportionate interest in the net assets of the Partnership. The shares of the remaining Master Funds held by the Global Funds are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Global Funds adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Global Funds' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Global Equity Portfolio	$972,513	—	—	$972,513
Global 60/40 Portfolio	560,684	—	—	560,684
Global 25/75 Portfolio	138,386	—	—	138,386

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly

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attributable to a Global Fund are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Global Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Partnerships.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Advisor also provides administrative services to the Global Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. For the six months ended April 30, 2009, the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, 0.20%, respectively, of average daily net assets. The Global Funds do not pay separate management fees to the Advisor.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive its administrative services fee to the extent necessary to limit the proportionate share of the total combined administrative services fees paid by each of the Global Funds and investment advisory services fees paid by the Master Funds to the Advisor. The Fee Waiver and Expense Assumption Agreement will remain in effect through March 1, 2010, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2009, the Global Funds had the following expense limits based on a percentage of average net assets on an annualized basis.

Expense Limits
Global Equity Portfolio	0.27%
Global 60/40 Portfolio	0.25%
Global 25/75 Portfolio	0.22%

The Advisor has also contractually agreed to assume the direct operating expenses of the Institutional Class Shares of each Global Fund (excluding administrative services fees paid to the Advisor), to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class Shares of each such Global Fund bears as a shareholder of the Master Funds, but excluding expenses from investment in other investment companies) of the Institutional Class Shares. For the six months ended April 30, 2009, the Institutional Class Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

Expense Limits
Global Equity Portfolio	0.44%
Global 60/40 Portfolio	0.41%
Global 25/75 Portfolio	0.37%

The Fee Waiver and Expense Assumption Agreement will remain in effect through March 1, 2010, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

For the Class R2 Shares, the Advisor has contractually agreed to assume the direct operating expenses of the Class R2 Shares of each Global Fund (excluding administrative services fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R2 Shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees, but excluding expenses from investment in other investment companies) of the Class R2 Shares. For the six months ended April 30, 2009, the Class R2 Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

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Expense Limits
Global Equity Portfolio	0.69%
Global 60/40 Portfolio	0.66%
Global 25/75 Portfolio	0.62%

The Fee Waiver and Expense Assumption Agreement will remain in effect through March 1, 2010, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

At any time that the rate of the fees and annualized expenses of a Global Fund are less than the rates listed above for a Global Fund on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Global Fund's Institutional Class and Class R2 Shares' fees or expenses to exceed the fee or expense limitations listed above. Previously waived fees subject to future recovery by the Advisor over periods not exceeding April 30, 2012 are reflected below (amounts in thousands). The Global Funds are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Previously Waived Fees/Expenses Assumed Subject to Future Recovery
Global Equity Portfolio
Class R2 Shares	$163
Institutional Class Shares	8,066
Global 60/40 Portfolio
Class R2 Shares	39
Institutional Class Shares	3,827
Global 25/75 Portfolio
Class R2 Shares	10
Institutional Class Shares	581

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio	$23
Global 60/40 Portfolio	14
Global 25/75 Portfolio	3

E.  Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in

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nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to reclassification of distributions and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
Global Equity Portfolio	$1,155	$(1,215)	$60
Global 60/40 Portfolio	2,352	(1,754)	(598)
Global 25/75 Portfolio	—	(59)	59

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Equity Portfolio 2006	$11,320	$16,822	$28,142
2007	20,438	9,279	29,717
2008	26,394	24,056	50,450
Global 60/40 Portfolio 2006	6,429	6,175	12,604
2007	14,075	3,393	17,468
2008	17,159	7,556	24,715
Global 25/75 Portfolio 2006	1,273	636	1,909
2007	2,739	742	3,481
2008	4,258	871	5,129

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Equity Portfolio	$1,155	—	$1,155
Global 60/40 Portfolio	1,740	$612	2,352

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At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
Global Equity Portfolio	$3,630	—	$(11,249)	$(7,619)
Global 60/40 Portfolio	1,377	$2,234	—	3,611
Global 25/75 Portfolio	394	1,249	—	1,643

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Global Equity Portfolio had capital loss carryforwards available in the amount of $11,249 (in thousands) to offset future realized capital gains through October 31, 2016.

Some of the investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the Global Funds received the following cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, as listed below, there were realized gains on the sale of passive foreign investment companies received to be reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts are in thousands.

	Mark to Market	Realized Gains
Global Equity Portfolio	$49	$10
Global 60/40 Portfolio	14	3
Global 25/75 Portfolio	—	—

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Equity Portfolio	$1,366,590	$137	$(394,214)	$(394,077)
Global 60/40 Portfolio	705,691	5,114	(150,121)	(145,007)
Global 25/75 Portfolio	147,017	3,455	(12,086)	(8,631)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Global Funds' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Global Funds' financial statements.

On November 1, 2008, The DFA Two-Year Global Fixed Income Series, a master fund in a RIC/RIC master feeder structure with RIC feeders, underlying fund of fund investors (Two Year Global Fixed Income Series) and direct client investor, has made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the master fund is deemed to have

20

distributed all of its assets and liabilities to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Fund was October 31, 2008.

For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code§ 334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholders owning 80% or more of the master fund, pursuant to Internal Revenue Code § 332 (a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC §§ 334(b)(1) and 1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. However, any security distributed in satisfaction of the master's final dividend would have a basis equal to their fair market value and would be deemed acquired on the liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The DFA Two-Year Global Fixed Income Series	$21,245,521	$(39,613,298)	$(6,979,642)	$25,347,419

Each Portfolio impacted by the "Check the Box" election also has permanent book/tax differences resulting from the transaction. Listed below are the permanent differences impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Global 60/40 Portfolio	$—	$(3,046,638)	$—	$3,046,638
Global 25/75 Portfolio	—	(1,370,411)	—	1,370,411

The Global 60/40 Portfolio and the Global 25/75 Portfolio, each representing a less than 80% owner of the Two Year Global Fixed Income Series, recognized $3,046,638 and $1,370,411 of net capital gain respectively for their tax year ended October 31, 2008, pursuant to IRC §331.

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

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F.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008
	Amount	Shares	Amount	Shares
Global Equity Portfolio
Class R2 Shares
Shares Issued	$2,168	268	$3,702	324
Shares Issued in Lieu of Cash Distributions	50	6	716	49
Shares Redeemed	(2,147)	(268)	(20,911)	(1,431)
Net Increase (Decrease)—Class R2 Shares	$71	6	$(16,493)	(1,058)
Institutional Class Shares
Shares Issued	$458,498	56,419	$650,821	52,874
Shares Issued in Lieu of Cash Distributions	11,136	1,411	47,885	3,401
Shares Redeemed	(423,397)	(53,467)	(334,757)	(27,816)
Net Increase (Decrease)—Institutional Class Shares	$46,237	4,363	$363,949	28,459
Global 60/40 Portfolio
Class R2 Shares
Shares Issued	$2,749	307	$2,885	283
Shares Issued in Lieu of Cash Distributions	43	5	156	12
Shares Redeemed	(1,620)	(183)	(4,313)	(343)
Net Increase (Decrease)—Class R2 Shares	$1,172	129	$(1,272)	(48)
Institutional Class Shares
Shares Issued	$121,437	13,474	$263,832	21,933
Shares Issued in Lieu of Cash Distributions	6,752	758	21,235	1,711
Shares Redeemed	(153,079)	(17,326)	(224,067)	(19,795)
Net Increase (Decrease)—Institutional Class Shares	$(24,890)	(3,094)	$61,000	3,849
Global 25/75 Portfolio
Class R2 Shares
Shares Issued	$569	59	$739	70
Shares Issued in Lieu of Cash Distributions	20	2	38	4
Shares Redeemed	(389)	(39)	(836)	(77)
Net Increase (Decrease)—Class R2 Shares	$200	22	$(59)	(3)
Institutional Class Shares
Shares Issued	$34,022	3,482	$62,810	5,710
Shares Issued in Lieu of Cash Distributions	2,268	232	5,046	458
Shares Redeemed	(28,059)	(2,782)	(57,080)	(5,437)
Net Increase (Decrease)—Institutional Class Shares	$8,231	932	$10,776	731

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

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Repurchase Agreements: The Global Funds may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price, including accrued interest. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2009, the Funds had no open repurchase agreements.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Global Funds under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Global Equity Portfolio	2.01%	$3,812	31	$7	$22,635
Global 60/40 Portfolio	2.03%	1,053	53	3	11,225
Global 25/75 Portfolio	1.99%	323	28	1	3,829

There were no outstanding borrowings by the Global Funds under this line of credit at April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Global Funds under this line of credit during the period ended April 30, 2009.

I.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008.

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FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Global Fund's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

L.  Other:

At April 30, 2009, the following number of shareholders held the following approximate percentages of outstanding shares of the Global Funds. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding shares
Global Equity Portfolio—Class R2 Shares	3	97%
Global Equity Portfolio—Institutional Class Shares	3	86%
Global 60/40 Portfolio—Class R2 Shares	2	78%
Global 60/40 Portfolio—Institutional Class Shares	3	74%
Global 25/75 Portfolio—Class R2 Shares	3	95%
Global 25/75 Portfolio—Institutional Class Shares	2	82%

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Master Funds use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds"). (The investment advisory agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board noted that the Advisor did not charge advisory fees to the Funds under the Advisory Agreements. The Board reviewed the administrative fees charged by the Advisor to the Funds and compared the expenses of each Fund to funds in its peer group as provided in the Lipper Reports. The Board concluded that the fees and total expenses of each Fund over various periods were favorable in relation to their peer funds and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the past three years.

26

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Funds. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. The Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund because the Funds are not charged advisory fees.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

27

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DFA043009-012S

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Cap Value Portfolio II

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

RIC  Registered Investment Company

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$900.50	0.23%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  STATEMENT OF ASSETS AND LIABILITIES

  APRIL 30, 2009

  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$82,146
Receivables:
Affiliated Investment Company Sold	88
Fund Shares Sold	105
Prepaid Expenses and Other Assets	15
Total Assets	82,354
LIABILITIES:
Payables:
Fund Shares Redeemed	194
Due to Advisor	1
Accrued Expenses and Other Liabilities	21
Total Liabilities	216
NET ASSETS	$82,138
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	13,513,285
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.08
Investment in Affiliated Investment Company at Cost	$83,299
NET ASSETS CONSIST OF:
Paid-In Capital	$136,757
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(174)
Accumulated Net Realized Gain (Loss)	(53,292)
Net Unrealized Appreciation (Depreciation)	(1,153)
NET ASSETS	$82,138
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009

  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends	$1,232
Interest	2
Income from Securities Lending	79
Expenses Allocated from Affiliated Investment Company	(48)
Total Investment Income	1,265
Expenses
Administrative Services Fees	4
Accounting & Transfer Agent Fees	7
Filing Fees	7
Shareholders' Reports	17
Professional Fees	6
Other	2
Total Expenses	43
Net Investment Income (Loss)	1,222
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(52,195)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	40,554
Net Realized and Unrealized Gain (Loss)	(11,641)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,419)

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,222	$2,915	$7,301
Net Realized Gain (Loss) on Investment Securities Sold	(52,195)	48,423 †	26,666 †
Change in Unrealized Appreciation (Depreciation) of Investment Securities	40,554	(130,048)†	(36,378)†
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,419)	(78,710)	(2,411)
Distributions From:
Net Investment Income	(1,931)	(4,450)	(7,401)
Net Short-Term Gains	—	—	(784)
Net Long-Term Gains	(40,902)	(24,080)	(10,356)
Total Distributions	(42,833)	(28,530)	(18,541)
Capital Share Transactions (1):
Shares Issued	7,212	11,812	74,150
Shares Issued in Lieu of Cash Distributions	42,833	28,530	18,541
Shares Redeemed	(9,424)	(308,347)	(94,641)
Net Increase (Decrease) from Capital Share Transactions	40,621	(268,005)	(1,950)
Total Increase (Decrease) in Net Assets	(12,631)	(375,245)	(22,902)
Net Assets
Beginning of Period	94,769	470,014	492,916
End of Period	$82,138	$94,769	$470,014
(1) Shares Issued and Redeemed:
Shares Issued	1,140	628	3,044
Shares Issued in Lieu of Cash Distributions	6,918	1,358	782
Shares Redeemed	(1,573)	(15,513)	(3,984)
	6,485	(13,527)	(158)
Undistributed Net Income (Distributions in Excess of Net Investment Income)	$(174)	$535	$2,018

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$13.48	$22.87	$23.80	$20.53	$18.13	$15.19	$12.82
Income from Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.27	(A)	0.33	(A)	0.38	(A)	0.30	0.16	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.39)	(8.10)	(0.39)	3.29	2.32	3.09	2.38
Total from Investment Operations	(1.29)	(7.83)	(0.06)	3.67	2.62	3.25	2.56
Less Distributions
Net Investment Income	(0.22)	(0.37)	(0.34)	(0.35)	(0.22)	(0.31)	(0.19)
Net Realized Gains	(5.89)	(1.19)	(0.53)	(0.05)	—	—	—
Total Distributions	(6.11)	(1.56)	(0.87)	(0.40)	(0.22)	(0.31)	(0.19)
Net Asset Value, End of Period	$6.08	$13.48	$22.87	$23.80	$20.53	$18.13	$15.19
Total Return	(9.95	)%(C)	(36.60	)%(C)	(0.34)%	18.16%	14.57%	21.66%	20.26%
Net Assets, End of Period (thousands)	$82,138	$94,769	$470,014	$492,916	$345,171	$195,975	$103,421
Ratio of Expenses to Average Net Assets (D)	0.23	%(B)	0.16	%(B)	0.14%	0.16%	0.18%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.16	%(B)	1.44	%(B)	1.36%	1.74%	1.60%	0.98%	1.56%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.
  U.S. LARGE CAP VALUE PORTFOLIO II
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which U.S. Large Cap Value Portfolio II (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 2% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

On December 31, 2008 The U.S. Large Cap Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted the Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

8

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Large Cap Value Portfolio II	$82,146	—	—	$82,146

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expense and Other Liabilities in the amount of $2 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.
3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and futures from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

9

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$52	$(52)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Gains	Total
2006	$7,260	—	$7,260
2007	8,185	$10,356	18,541
2008	4,399	24,131	28,530

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$538	$40,896	$41,434

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had no capital loss carryforwards available to offset future realized gains.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$84,419	$6,088	$(8,361)	$(2,273)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

10

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

H.  Other:

At April 30, 2009, two shareholders held 100% of the outstanding shares of the Portfolio.

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$900.80	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
16.4%	6.2%	15.9%	29.6%	3.4%	15.5%	4.1%	3.0%	5.8%	0.1%	100.0%

13

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
Consumer Discretionary — (14.5%)
Carnival Corp.	2,310,498	$62,106,186	1.0%
# CBS Corp. Class B	4,471,899	31,482,169	0.5%
Comcast Corp. Class A	11,815,542	182,668,279	3.0%
Comcast Corp. Special Class A	3,259,343	47,847,155	0.8%
Disney (Walt) Co.	3,646,964	79,868,512	1.3%
* Liberty Media Corp. - Entertainment Class A	3,004,009	73,147,619	1.2%
*# Sears Holdings Corp.	503,427	31,449,085	0.5%
Time Warner Cable, Inc.	1,980,956	63,846,212	1.1%
Time Warner, Inc.	6,156,393	134,394,059	2.2%
Other Securities		328,702,773	5.4%
Total Consumer Discretionary		1,035,512,049	17.0%
Consumer Staples — (5.0%)
Archer-Daniels-Midland Co.	1,665,460	41,003,625	0.7%
CVS Caremark Corp.	4,387,117	139,422,578	2.3%
Kraft Foods, Inc.	2,137,904	50,026,954	0.8%
Other Securities		125,723,460	2.1%
Total Consumer Staples		356,176,617	5.9%
Energy — (13.4%)
Anadarko Petroleum Corp.	2,783,468	119,856,132	2.0%
# Apache Corp.	1,942,671	141,543,009	2.3%
# Chesapeake Energy Corp.	2,496,221	49,200,516	0.8%
ConocoPhillips	5,133,566	210,476,206	3.5%
Devon Energy Corp.	1,962,942	101,778,543	1.7%
# Marathon Oil Corp.	3,096,335	91,961,150	1.5%
Valero Energy Corp.	1,735,295	34,428,253	0.6%
XTO Energy, Inc.	1,015,200	35,186,832	0.6%
Other Securities		178,640,821	2.8%
Total Energy		963,071,462	15.8%
Financials — (25.0%)
Allstate Corp.	2,540,615	59,272,548	1.0%
# Bank of America Corp.	10,552,600	94,234,718	1.5%
# Bank of New York Mellon Corp.	1,972,678	50,263,835	0.8%
# BlackRock, Inc.	275,209	40,323,623	0.7%
Chubb Corp.	1,620,173	63,105,738	1.0%
# Goldman Sachs Group, Inc.	511,700	65,753,450	1.1%
JPMorgan Chase & Co.	7,983,370	263,451,210	4.3%
Loews Corp.	2,618,560	65,175,958	1.1%
MetLife, Inc.	4,847,114	144,201,642	2.4%
# Morgan Stanley	4,266,297	100,855,261	1.7%
# Prudential Financial, Inc.	1,829,600	52,838,848	0.9%
The Travelers Companies, Inc.	3,408,676	140,232,931	2.3%
# Unum Group	1,898,589	31,022,944	0.5%
# Wells Fargo & Co.	4,585,800	91,761,858	1.5%
Other Securities		528,187,530	8.7%
Total Financials		1,790,682,094	29.5%
Health Care — (2.8%)
* WellPoint, Inc.	2,193,022	93,773,621	1.5%
Other Securities		109,759,122	1.9%
Total Health Care		203,532,743	3.4%

14

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.1%)
Burlington Northern Santa Fe Corp.	2,043,915	$137,923,384	2.3%
CSX Corp.	2,289,004	67,731,628	1.1%
# FedEx Corp.	920,593	51,516,384	0.8%
# General Electric Co.	18,097,900	228,938,435	3.8%
# Norfolk Southern Corp.	2,221,920	79,278,106	1.3%
Northrop Grumman Corp.	1,973,778	95,432,166	1.6%
Southwest Airlines Co.	4,297,932	29,999,565	0.5%
# Union Pacific Corp.	3,172,808	155,911,785	2.6%
Other Securities		91,607,377	1.4%
Total Industrials		938,338,830	15.4%
Information Technology — (3.0%)
*# Computer Sciences Corp.	1,338,943	49,487,333	0.8%
Motorola, Inc.	6,603,400	36,516,802	0.6%
Other Securities		131,920,074	2.2%
Total Information Technology		217,924,209	3.6%
Materials — (2.5%)
# Alcoa, Inc.	3,921,408	35,567,171	0.6%
# Dow Chemical Co.	3,647,149	58,354,384	1.0%
# Weyerhaeuser Co.	1,105,551	38,981,728	0.6%
Other Securities		47,065,638	0.8%
Total Materials		179,968,921	3.0%
Telecommunication Services — (4.9%)
AT&T, Inc.	8,259,100	211,598,142	3.5%
Verizon Communications, Inc.	2,528,765	76,722,730	1.3%
Other Securities		64,656,931	1.0%
Total Telecommunication Services		352,977,803	5.8%
Utilities — (0.1%)
Total Utilities		7,248,006	0.1%
TOTAL COMMON STOCKS		6,045,432,734	99.5%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $19,225,000 FHLMC 4.50%, 05/01/23, valued at $18,375,125) to be repurchased at $18,099,096	$18,099	18,099,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (15.4%)
§@ DFA Short Term Investment Fund LP	1,097,153,506	1,097,153,506	18.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $8,840,259 FNMA 5.000%, 06/01/35 & 7.000%, 12/01/38, valued at $6,744,429) to be repurchased at $6,548,020	$6,548	6,547,989	0.1%
TOTAL SECURITIES LENDING COLLATERAL		1,103,701,495	18.1%
TOTAL INVESTMENTS — (100.0%) (Cost $7,227,800,984)		$7,167,233,229	117.9%

See accompanying Notes to Financial Statements.
15

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  APRIL 30, 2009

  (Unaudited)

  (Amounts in thousands)

ASSETS:
Investments at Value (including $1,067,948 of securities on loan)	$6,045,433
Temporary Cash Investments at Value & Cost	18,099
Collateral Received from Securities on Loan at Value & Cost	1,103,701
Receivables:
Investment Securities Sold	28,016
Dividends and Interest	9,319
Securities Lending Income	976
Fund Shares Sold	26
Prepaid Expenses and Other Assets	18
Total Assets	7,205,588
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,103,701
Investment Securities Purchased	22,059
Fund Shares Redeemed	941
Due to Advisor	485
Accrued Expenses and Other Liabilities	275
Total Liabilities	1,127,461
NET ASSETS	$6,078,127
Investments at Cost	$6,106,001

See accompanying Notes to Financial Statements.
16

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009

  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends	$89,932
Interest	148
Income from Securities Lending	5,817
Total Investment Income	95,897
Expenses
Investment Advisory Services Fees	2,859
Accounting & Transfer Agent Fees	320
Custodian Fees	34
Shareholders' Reports	46
Directors'/Trustees' Fees & Expenses	47
Professional Fees	80
Other	39
Total Expenses	3,425
Net Investment Income (Loss)	92,472
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(322,564)
Futures	7,204
Change in Unrealized Appreciation (Depreciation) of: Investment Securities	(484,081)
Futures	(29)
Net Realized and Unrealized Gain (Loss)	(799,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(706,998)

See accompanying Notes to Financial Statements.
17

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$92,472	$166,016	$146,991
Net Realized Gain (Loss) on:
Investment Securities Sold	(322,564)	(422,637)	(118,412)
Futures	7,204	(1,861)	—
In-Kind Redemptions	—	52,271 *	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities	(484,081)	(3,601,292)	(150,559)
Futures	(29)	29	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(706,998)	(3,807,474)	(121,980)
Transactions in Interest:
Contributions	482,905	1,370,762	1,783,358
Withdrawals	(437,143)	(983,247)*†	(368,362)†
Net Increase (Decrease) from Transactions in Interest	45,762	387,515	1,414,996
Total Increase (Decrease) in Net Assets	(661,236)	(3,419,959)	1,293,016
Net Assets
Beginning of Period	6,739,363	10,159,322	8,866,306
End of Period	$6,078,127	$6,739,363	$10,159,322

*  See Note J in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES†

  FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(9.92	)%(C)	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$6,078,127		$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.26	%(B)	1.97	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	19	%(C)	19	%(C)	9%	13%	9%	7%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
19

  THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE CAP VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

On December 31, 2008 The U.S. Large Cap Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

20

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The U.S. Large Cap Value Series	$6,045,433	$1,121,800	—	$7,167,233

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $149 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

21

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2009, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid by the Trust to the CCO were $54 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the period November 1, 2008 to April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,349,297
Sales	1,096,477

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,230,014	$449,084	$(511,865)	$(62,781)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

22

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Futures Contracts:  During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the Series had no outstanding futures contracts.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
1.88%	$14,285	3	$2	$31,000

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for

23

its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2009.

H.  Securities Lending:

As of April 30, 2009, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (In-Kind redemption). For financial reporting purposes, the Series recognizes a gain on In-Kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on In-Kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period December 1, 2007 to October 31, 2008, the Series realized $52,271 (in thousands) of net gain.

24

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

25

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature, extent and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group over most performance periods. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanation provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last three years.

27

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

28

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DFA043009-009S

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Cap Value Portfolio III

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

RIC  Registered Investment Company

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO III

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$900.50	0.15%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO III

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO III

  STATEMENT OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$1,177,125
Receivables:
Affiliated Investment Company Sold	634
Fund Shares Sold	991
Prepaid Expenses and Other Assets	67
Total Assets	1,178,817
LIABILITIES:
Payables:
Fund Shares Redeemed	1,625
Due to Advisor	9
Accrued Expenses and Other Liabilities	78
Total Liabilities	1,712
NET ASSETS	$1,177,105
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	120,338,177
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.78
Investment in Affiliated Investment Company at Cost	$1,186,756
NET ASSETS CONSIST OF:
Paid-In Capital	$1,656,217
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(2,154)
Accumulated Net Realized Gain (Loss)	(467,327)
Net Unrealized Appreciation (Depreciation)	(9,631)
NET ASSETS	$1,177,105
(1) NUMBER OF SHARES AUTHORIZED	300,000,000

See accompanying Notes to Financial Statements.
4

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO III

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends	$17,111
Interest	28
Income from Securities Lending	1,102
Expenses Allocated from Affiliated Investment Company	(650)
Total Investment Income	17,591
Expenses
Administrative Services Fees	54
Accounting & Transfer Agent Fees	17
Filing Fees	29
Shareholders' Reports	39
Directors'/Trustees' Fees & Expenses	9
Professional Fees	26
Other	8
Total Expenses	182
Net Investment Income (Loss)	17,409
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(436,368)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	286,642
Net Realized and Unrealized Gain (Loss)	(149,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(132,317)

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO III

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$17,409	$29,655	$24,308
Net Realized Gain (Loss) on Investment Securities Sold	(436,368)	(18,481)†	83,262 †
Change in Unrealized Appreciation (Depreciation) of Investment Securities	286,642	(678,634)†	(122,940)†
Net Increase (Decrease) in Net Assets Resulting from Operations	(132,317)	(667,460)	(15,370)
Distributions From:
Net Investment Income	(25,656)	(29,233)	(23,042)
Net Short-Term Gains	(337)	(463)	(2,528)
Net Long-Term Gains	—	(77,610)	(35,469)
Total Distributions	(25,993)	(107,306)	(61,039)
Capital Share Transactions (1):
Shares Issued	324,628	573,859	386,999
Shares Issued in Lieu of Cash Distributions	24,724	106,838	61,039
Shares Redeemed	(241,268)	(409,826)	(188,907)
Net Increase (Decrease) from Capital Share Transactions	108,084	270,871	259,131
Total Increase (Decrease) in Net Assets	(50,226)	(503,895)	182,722
Net Assets
Beginning of Period	1,227,331	1,731,226	1,548,504
End of Period	$1,177,105	$1,227,331	$1,731,226
(1) Shares Issued and Redeemed:
Shares Issued	33,716	37,800	19,491
Shares Issued in Lieu of Cash Distributions	2,909	6,224	3,141
Shares Redeemed	(26,335)	(26,294)	(9,517)
	10,290	17,730	13,115
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(2,154)	$6,093	$6,580

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.
U.S. LARGE CAP VALUE PORTFOLIO III
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.15	$18.75	$19.55	$16.89	$14.91	$12.50	$10.55
Income from Investment
Operations
Net Investment Income (Loss)	0.15	(A)	0.29	(A)	0.28	(A)	0.31	(A)	0.25	0.14	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.30)	(6.76)	(0.33)	2.69	1.91	2.54	1.94
Total from Investment Operations	(1.15)	(6.47)	(0.05)	3.00	2.16	2.68	2.10
Less Distributions
Net Investment Income	(0.22)	(0.29)	(0.27)	(0.29)	(0.18)	(0.27)	(0.15)
Net Realized Gains	—	(0.84)	(0.48)	(0.05)	—	—	—
Total Distributions	(0.22)	(1.13)	(0.75)	(0.34)	(0.18)	(0.27)	(0.15)
Net Asset Value, End of Period	$9.78	$11.15	$18.75	$19.55	$16.89	$14.91	$12.50
Total Return	(9.95	)%(C)	(36.55	)%(C)	(0.35)%	18.10%	14.62%	21.72%	20.23%
Net Assets, End of Period (thousands)	$1,177,105	$1,227,331	$1,731,226	$1,548,504	$1,122,582	$821,194	$545,795
Ratio of Expenses to Average Net Assets (D)	0.15	%(B)	0.14	%(B)	0.14%	0.14%	0.17%	0.19%	0.18%
Ratio of Net Investment Income to Average Net Assets	3.22	%(B)	1.98	%(B)	1.41%	1.75%	1.60%	1.02%	1.58%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.
  U.S. LARGE CAP VALUE PORTFOLIO III
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 19% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

On December 31, 2008 The U.S. Large Cap Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulations 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted the Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

8

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Large Cap Value Portfolio III	$1,177,125	—	—	$1,177,125

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $28 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and futures from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

9

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$912	$(909)	$(3)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$24,206	$1,558	$25,764
2007	26,436	38,031	64,467
2008	29,705	77,601	107,306

At October 31, 2008, the following net investment income and short-term capital gain and long-term capital gain distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$912	—	$912

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$6,453	—	$6,453

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,218,143	86,885	$(127,903)	$(41,018)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires

10

measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

H.  Other:

At April 30, 2009, one shareholder held approximately 71% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$900.80	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
16.4%	6.2%	15.9%	29.6%	3.4%	15.5%	4.1%	3.0%	5.8%	0.1%	100.0%

13

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
Consumer Discretionary — (14.5%)
Carnival Corp.	2,310,498	$62,106,186	1.0%
# CBS Corp. Class B	4,471,899	31,482,169	0.5%
Comcast Corp. Class A	11,815,542	182,668,279	3.0%
Comcast Corp. Special Class A	3,259,343	47,847,155	0.8%
Disney (Walt) Co.	3,646,964	79,868,512	1.3%
* Liberty Media Corp. - Entertainment Class A	3,004,009	73,147,619	1.2%
*# Sears Holdings Corp.	503,427	31,449,085	0.5%
Time Warner Cable, Inc.	1,980,956	63,846,212	1.1%
Time Warner, Inc.	6,156,393	134,394,059	2.2%
Other Securities		328,702,773	5.4%
Total Consumer Discretionary		1,035,512,049	17.0%
Consumer Staples — (5.0%)
Archer-Daniels-Midland Co.	1,665,460	41,003,625	0.7%
CVS Caremark Corp.	4,387,117	139,422,578	2.3%
Kraft Foods, Inc.	2,137,904	50,026,954	0.8%
Other Securities		125,723,460	2.1%
Total Consumer Staples		356,176,617	5.9%
Energy — (13.4%)
Anadarko Petroleum Corp.	2,783,468	119,856,132	2.0%
# Apache Corp.	1,942,671	141,543,009	2.3%
# Chesapeake Energy Corp.	2,496,221	49,200,516	0.8%
ConocoPhillips	5,133,566	210,476,206	3.5%
Devon Energy Corp.	1,962,942	101,778,543	1.7%
# Marathon Oil Corp.	3,096,335	91,961,150	1.5%
Valero Energy Corp.	1,735,295	34,428,253	0.6%
XTO Energy, Inc.	1,015,200	35,186,832	0.6%
Other Securities		178,640,821	2.8%
Total Energy		963,071,462	15.8%
Financials — (25.0%)
Allstate Corp.	2,540,615	59,272,548	1.0%
# Bank of America Corp.	10,552,600	94,234,718	1.5%
# Bank of New York Mellon Corp.	1,972,678	50,263,835	0.8%
# BlackRock, Inc.	275,209	40,323,623	0.7%
Chubb Corp.	1,620,173	63,105,738	1.0%
# Goldman Sachs Group, Inc.	511,700	65,753,450	1.1%
JPMorgan Chase & Co.	7,983,370	263,451,210	4.3%
Loews Corp.	2,618,560	65,175,958	1.1%
MetLife, Inc.	4,847,114	144,201,642	2.4%
# Morgan Stanley	4,266,297	100,855,261	1.7%
# Prudential Financial, Inc.	1,829,600	52,838,848	0.9%
The Travelers Companies, Inc.	3,408,676	140,232,931	2.3%
# Unum Group	1,898,589	31,022,944	0.5%
# Wells Fargo & Co.	4,585,800	91,761,858	1.5%
Other Securities		528,187,530	8.7%
Total Financials		1,790,682,094	29.5%
Health Care — (2.8%)
* WellPoint, Inc.	2,193,022	93,773,621	1.5%
Other Securities		109,759,122	1.9%
Total Health Care		203,532,743	3.4%

14

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.1%)
Burlington Northern Santa Fe Corp.	2,043,915	$137,923,384	2.3%
CSX Corp.	2,289,004	67,731,628	1.1%
# FedEx Corp.	920,593	51,516,384	0.8%
# General Electric Co.	18,097,900	228,938,435	3.8%
# Norfolk Southern Corp.	2,221,920	79,278,106	1.3%
Northrop Grumman Corp.	1,973,778	95,432,166	1.6%
Southwest Airlines Co.	4,297,932	29,999,565	0.5%
# Union Pacific Corp.	3,172,808	155,911,785	2.6%
Other Securities		91,607,377	1.4%
Total Industrials		938,338,830	15.4%
Information Technology — (3.0%)
*# Computer Sciences Corp.	1,338,943	49,487,333	0.8%
Motorola, Inc.	6,603,400	36,516,802	0.6%
Other Securities		131,920,074	2.2%
Total Information Technology		217,924,209	3.6%
Materials — (2.5%)
# Alcoa, Inc.	3,921,408	35,567,171	0.6%
# Dow Chemical Co.	3,647,149	58,354,384	1.0%
# Weyerhaeuser Co.	1,105,551	38,981,728	0.6%
Other Securities		47,065,638	0.8%
Total Materials		179,968,921	3.0%
Telecommunication Services — (4.9%)
AT&T, Inc.	8,259,100	211,598,142	3.5%
Verizon Communications, Inc.	2,528,765	76,722,730	1.3%
Other Securities		64,656,931	1.0%
Total Telecommunication Services		352,977,803	5.8%
Utilities — (0.1%)
Total Utilities		7,248,006	0.1%
TOTAL COMMON STOCKS		6,045,432,734	99.5%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $19,225,000 FHLMC 4.50%, 05/01/23, valued at $18,375,125) to be repurchased at $18,099,096	$18,099	18,099,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (15.4%)
§@ DFA Short Term Investment Fund LP	1,097,153,506	1,097,153,506	18.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $8,840,259 FNMA 5.000%, 06/01/35 & 7.000%, 12/01/38, valued at $6,744,429) to be repurchased at $6,548,020	$6,548	6,547,989	0.1%
TOTAL SECURITIES LENDING COLLATERAL		1,103,701,495	18.1%
TOTAL INVESTMENTS — (100.0%) (Cost $7,227,800,984)		$7,167,233,229	117.9%

See accompanying Notes to Financial Statements.
15

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  APRIL 30, 2009

  (Unaudited)

  (Amounts in thousands)

ASSETS:
Investments at Value (including $1,067,948 of securities on loan)	$6,045,433
Temporary Cash Investments at Value & Cost	18,099
Collateral Received from Securities on Loan at Value & Cost	1,103,701
Receivables:
Investment Securities Sold	28,016
Dividends and Interest	9,319
Securities Lending Income	976
Fund Shares Sold	26
Prepaid Expenses and Other Assets	18
Total Assets	7,205,588
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,103,701
Investment Securities Purchased	22,059
Fund Shares Redeemed	941
Due to Advisor	485
Accrued Expenses and Other Liabilities	275
Total Liabilities	1,127,461
NET ASSETS	$6,078,127
Investments at Cost	$6,106,001

See accompanying Notes to Financial Statements.
16

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009

  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends	$89,932
Interest	148
Income from Securities Lending	5,817
Total Investment Income	95,897
Expenses
Investment Advisory Services Fees	2,859
Accounting & Transfer Agent Fees	320
Custodian Fees	34
Shareholders' Reports	46
Directors'/Trustees' Fees & Expenses	47
Professional Fees	80
Other	39
Total Expenses	3,425
Net Investment Income (Loss)	92,472
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(322,564)
Futures	7,204
Change in Unrealized Appreciation (Depreciation) of: Investment Securities	(484,081)
Futures	(29)
Net Realized and Unrealized Gain (Loss)	(799,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(706,998)

See accompanying Notes to Financial Statements.
17

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$92,472	$166,016	$146,991
Net Realized Gain (Loss) on:
Investment Securities Sold	(322,564)	(422,637)	(118,412)
Futures	7,204	(1,861)	—
In-Kind Redemptions	—	52,271 *	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities	(484,081)	(3,601,292)	(150,559)
Futures	(29)	29	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(706,998)	(3,807,474)	(121,980)
Transactions in Interest:
Contributions	482,905	1,370,762	1,783,358
Withdrawals	(437,143)	(983,247)*†	(368,362)†
Net Increase (Decrease) from Transactions in Interest	45,762	387,515	1,414,996
Total Increase (Decrease) in Net Assets	(661,236)	(3,419,959)	1,293,016
Net Assets
Beginning of Period	6,739,363	10,159,322	8,866,306
End of Period	$6,078,127	$6,739,363	$10,159,322

*  See Note J in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES†

  FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(9.92	)%(C)	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$6,078,127		$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.26	%(B)	1.97	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	19	%(C)	19	%(C)	9%	13%	9%	7%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
19

  THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE CAP VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

On December 31, 2008 The U.S. Large Cap Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

20

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The U.S. Large Cap Value Series	$6,045,433	$1,121,800	—	$7,167,233

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $149 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

21

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2009, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid by the Trust to the CCO were $54 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the period November 1, 2008 to April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,349,297
Sales	1,096,477

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,230,014	$449,084	$(511,865)	$(62,781)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

22

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Futures Contracts:  During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the Series had no outstanding futures contracts.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
1.88%	$14,285	3	$2	$31,000

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for

23

its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2009.

H.  Securities Lending:

As of April 30, 2009, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (In-Kind redemption). For financial reporting purposes, the Series recognizes a gain on In-Kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on In-Kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period December 1, 2007 to October 31, 2008, the Series realized $52,271 (in thousands) of net gain.

24

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

25

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature, extent and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group over most performance periods. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanation provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last three years.

27

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

28

DFA043009-010S

DIMENSIONAL INVESTMENT GROUP INC.

Emerging Markets Portfolio II

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may be Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,112.10	0.41%	$2.15
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The Emerging Markets Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$125,953
Receivable for Fund Shares Sold	317
Prepaid Expenses and Other Assets	10
Total Assets	126,280
LIABILITIES:
Payables:
Affiliated Investment Company Purchased	317
Due to Advisor	15
Accrued Expenses and Other Liabilities	37
Total Liabilities	369
NET ASSETS	$125,911
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,864,348
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.01
Investment in Affiliated Investment Company at Cost	$85,850
NET ASSETS CONSIST OF:
Paid-In Capital	$173,913
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	785
Accumulated Net Realized Gain (Loss)	(88,964)
Deferred Thailand Capital Gains Tax	77
Net Unrealized Foreign Exchange Gain (Loss)	(3)
Net Unrealized Appreciation (Depreciation)	40,103
NET ASSETS	$125,911
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $115)	$1,126
Interest	4
Income from Securities Lending	139
Expenses Allocated from Affiliated Investment Company	(98)
Total Investment Income	1,171
Expenses
Administrative Services Fees	78
Accounting & Transfer Agent Fees	8
Filing Fees	3
Shareholders' Reports	20
Directors'/Trustees' Fees & Expenses	1
Professional Fees	5
Other	1
Total Expenses	116
Net Investment Income (Loss)	1,055
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,924)
Futures	(170)
Foreign Currency Transactions	(62)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	12,775
Futures	(2)
Translation of Foreign Currency Denominated Amounts	7
Change in Deferred Thailand Capital Gains Tax	(20)
Net Realized and Unrealized Gain (Loss)	10,604
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,659

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,055	$6,318	$2,898
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,924)	(86,714)	3,885
Futures	(170)	(12)	—
Foreign Currency Transactions	(62)	(214)	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	12,775	(45,036)	47,846
Futures	(2)	2	—
Translation of Foreign Currency Denominated Amounts	7	(10)	(1)
Change in Deferred Thailand Capital Gains Tax	(20)	190	(57)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,659	(125,476)	54,576
Distributions From:
Net Investment Income	(5,915)	(3,152)	(1,289)
Net Long-Term Gains	—	(2,284)	—
Total Distributions	(5,915)	(5,436)	(1,289)
Capital Share Transactions (1):
Shares Issued	22,630	30,359	240,044
Shares Issued in Lieu of Cash Distributions	5,915	5,436	1,289
Shares Redeemed	(20,970)	(102,918)	(46,626)
Net Increase (Decrease) from Capital Share Transactions	7,575	(67,123)	194,707
Total Increase (Decrease) in Net Assets	13,319	(198,035)	247,994
Net Assets
Beginning of Period	112,592	310,627	62,633
End of Period	$125,911	$112,592	$310,627
(1) Shares Issued and Redeemed:
Shares Issued	1,628	1,149	9,033
Shares Issued in Lieu of Cash Distributions	430	192	59
Shares Redeemed	(1,582)	(4,304)	(1,655)
	476	(2,963)	7,437
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$785	$5,645	$2,703

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  EMERGING MARKETS PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$15.24	$30.01	$21.50	$16.79	$13.03	$9.78	$7.11
Income from Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.68	(A)	0.53	(A)	0.45	(A)	0.53	(A)	0.24	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	1.44	(14.92)	8.42	4.74	3.47	3.18	2.63
Total from Investment Operations	1.58	(14.24)	8.95	5.19	4.00	3.42	2.79
Less Distributions
Net Investment Income	(0.81)	(0.31)	(0.44)	(0.48)	(0.24)	(0.17)	(0.12)
Net Realized Gains	—	(0.22)	—	—	—	—	—
Total Distributions	(0.81)	(0.53)	(0.44)	(0.48)	(0.24)	(0.17)	(0.12)
Net Asset Value, End of Period	$16.01	$15.24	$30.01	$21.50	$16.79	$13.03	$9.78
Total Return	11.21	%(C)	(48.27	)%(C)	42.40%	31.67%	31.22%	35.39%	39.88%
Net Assets, End of Period (thousands)	$125,911	$112,592	$310,627	$62,633	$33,940	$22,778	$13,272
Ratio of Expenses to Average Net Assets (D)	0.41	%(B)	0.35	%(B)	0.39%	0.35%	0.41%	0.53%	0.58%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.41	%(B)	0.35	%(B)	0.43%	0.74%	0.81%	0.93%	0.98%
Ratio of Net Investment Income to Average Net Assets	2.04	%(B)	2.82	%(B)	2.13%	2.38%	3.60%	2.43%	2.09%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.
  EMERGING MARKETS PORTFOLIO II
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the Emerging Markets Portfolio II (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The Emerging Markets Series (the "Series"), a series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 8% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Emerging Markets Portfolio II	$125,953	—	—	$125,953

8

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $3 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.15% of average daily net assets of the Portfolio.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to realized net foreign currency gains/losses

9

were classified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(224)	$224

The tax character of dividends and distributions declared and paid during and the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$975	—	$975
2007	1,289	—	1,289
2008	3,162	$2,274	5,436

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
$5,649	—	$(86,922)	$(81,273)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2008, the Portfolio had capital loss carryforwards of $86,922 (in thousands) available to offset future realized capital gains through October 31, 2016.

Some of the Master Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are allocated to the Portfolio and are required to be included in distributable net investment income for tax purposes. At October 31, 2008, the Portfolio had no cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, there were no realized gains on the sale of passive foreign investment companies to be reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$85,971	$62,226	$(22,244)	$39,982

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

10

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.
In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

H.  Other:

At April 30, 2009, two shareholders held 100% of the outstanding shares of the Portfolio.

11

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,112.90	0.19%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
6.8%	8.6%	11.8%	18.7%	4.0%	7.3%	13.8%	12.0%	12.4%	4.6%	100.0%

13

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$4,881,631	0.3%
BRAZIL — (11.9%)
COMMON STOCKS — (5.5%)
Petroleo Brasilerio SA ADR (71654V101)	1,256,219	33,892,789	2.2%
Petroleo Brasilerio SA ADR (71654V408)	914,546	30,701,309	2.0%
Other Securities		29,785,052	1.8%
TOTAL COMMON STOCKS		94,379,150	6.0%
PREFERRED STOCKS — (6.4%)
Banco Bradesco SA	1,309,241	16,268,693	1.0%
Companhia de Bebidas das Americas Preferred ADR	151,600	8,547,208	0.5%
Companhia Vale do Rio Doce Series A	1,412,691	19,838,791	1.3%
Itau Unibanco Banco Multiplo SA	1,605,232	22,293,361	1.4%
Other Securities		44,703,637	2.9%
TOTAL PREFERRED STOCKS		111,651,690	7.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,897	0.0%
TOTAL — BRAZIL		206,032,737	13.1%
CHILE — (2.4%)
COMMON STOCKS — (2.4%)
# Empresa Nacional de Electricidad SA Sponsored ADR	244,663	9,382,826	0.6%
Enersis SA Sponsored ADR	939,367	14,081,111	0.9%
Other Securities		17,572,504	1.1%
TOTAL — CHILE		41,036,441	2.6%
CHINA — (9.9%)
COMMON STOCKS — (9.9%)
# Bank of China, Ltd.	56,691,000	21,019,633	1.3%
# China Life Insurance Co., Ltd. ADR	222,627	11,788,100	0.8%
China Mobile, Ltd. Sponsored ADR	686,797	29,642,158	1.9%
China Resources Enterprise, Ltd.	5,317,000	9,363,807	0.6%
Citic Pacific, Ltd.	8,900,000	12,971,768	0.8%
CNOOC, Ltd. ADR	67,956	7,566,901	0.5%
# Industrial & Commercial Bank of China, Ltd.	34,093,000	19,481,870	1.2%
PetroChina Co., Ltd. ADR	88,700	7,708,917	0.5%
Other Securities		51,316,502	3.3%
TOTAL COMMON STOCKS		170,859,656	10.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,082	0.0%
TOTAL — CHINA		170,870,738	10.9%

14

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
CEZ A.S.	301,862	$12,402,657	0.8%
Telefonica 02 Czech Republic A.S.	326,466	6,949,387	0.5%
Other Securities		1,963,122	0.1%
TOTAL — CZECH REPUBLIC		21,315,166	1.4%
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
*# OTP Bank NYRT	669,946	8,628,737	0.6%
Richter Gedeon NYRT	63,817	8,332,260	0.5%
Other Securities		6,924,142	0.4%
TOTAL — HUNGARY		23,885,139	1.5%
INDIA — (10.6%)
COMMON STOCKS — (10.6%)
* HDFC Bank, Ltd.	386,733	8,576,762	0.5%
Hindustan Unilever, Ltd.	1,921,894	9,041,934	0.6%
Infosys Technologies, Ltd.	657,429	19,965,037	1.3%
* Infosys Technologies, Ltd. Sponsored ADR	233,496	7,194,012	0.5%
ITC, Ltd.	2,007,345	7,620,885	0.5%
Larsen & Toubro, Ltd.	433,176	7,686,285	0.5%
Reliance Industries, Ltd.	1,030,847	37,474,495	2.4%
Other Securities		86,030,286	5.4%
TOTAL COMMON STOCKS		183,589,696	11.7%
PREFERRED STOCKS — (0.0%)
Other Securities		414,201	0.0%
TOTAL — INDIA		184,003,897	11.7%
INDONESIA — (2.4%)
COMMON STOCKS — (2.4%)
PT Astra International Tbk	9,952,561	16,769,263	1.1%
PT Telekomunikasi Indonesia Tbk	14,011,140	10,180,277	0.7%
Other Securities		15,218,853	0.9%
TOTAL — INDONESIA		42,168,393	2.7%
ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
Bank Leumi Le-Israel B.M.	3,430,545	8,574,876	0.6%
# Teva Pharmaceutical Industries, Ltd. Sponsored ADR	866,245	38,019,493	2.4%
Other Securities		24,998,065	1.6%
TOTAL — ISRAEL		71,592,434	4.6%
MALAYSIA — (4.7%)
COMMON STOCKS — (4.7%)
Bumiputra-Commerce Holdings Berhad	3,095,227	6,969,192	0.4%
Other Securities		73,630,960	4.7%
TOTAL — MALAYSIA		80,600,152	5.1%

15

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (6.6%)
COMMON STOCKS — (6.6%)
# America Movil S.A.B. de C.V. Series L	17,737,259	$28,983,961	1.8%
# Telefonos de Mexico S.A.B. de C.V.	9,705,800	7,768,296	0.5%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	11,877,118	0.8%
Other Securities		65,340,593	4.1%
TOTAL — MEXICO		113,969,968	7.2%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		10,891,360	0.7%
POLAND — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		20,064,688	1.3%
SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		229,333	0.0%
SOUTH AFRICA — (7.8%)
COMMON STOCKS — (7.8%)
Impala Platinum Holdings, Ltd.	418,504	7,996,371	0.5%
MTN Group, Ltd.	1,626,187	21,113,094	1.4%
Sasol, Ltd. Sponsored ADR	1,270,370	38,250,841	2.4%
Other Securities		68,090,699	4.3%
TOTAL — SOUTH AFRICA		135,451,005	8.6%
SOUTH KOREA — (11.9%)
COMMON STOCKS — (11.9%)
# Hyundai Heavy Industries Co., Ltd.	49,890	8,944,850	0.6%
# LG Electronics, Inc.	88,910	7,345,038	0.5%
# POSCO	46,060	14,203,999	0.9%
Samsung Electronics Co., Ltd.	97,139	44,854,627	2.8%
# Samsung Electronics Co., Ltd. ADR	49,372	11,390,579	0.7%
SK Telecom Co., Ltd.	56,085	7,995,284	0.5%
Other Securities		111,173,511	7.1%
TOTAL — SOUTH KOREA		205,907,888	13.1%
TAIWAN — (10.3%)
COMMON STOCKS — (10.3%)
Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,326,463	0.5%
Formosa Plastics Corp.	4,721,167	8,318,334	0.5%
Hon Hai Precision Industry Co., Ltd.	3,991,458	11,523,487	0.7%
Media Tek, Inc.	734,059	7,634,267	0.5%
Nan Ya Plastic Corp.	6,878,218	9,100,600	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	37,695,426	2.4%
Other Securities		97,510,431	6.2%
TOTAL — TAIWAN		179,109,008	11.4%
THAILAND — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		20,582,076	1.3%
TURKEY — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		30,541,632	1.9%

16

THE EMERGING MARKETS SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,315,000 FNMA 5.00%, 06/01/23, valued at $1,225,648) to be repurchased at $1,204,006	$1,204	$1,204,000	0.1%
	Shares
SECURITIES LENDING COLLATERAL — (9.6%)
§@ DFA Short Term Investment Fund LP	165,849,947	165,849,947	10.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $866,071) to be repurchased at $849,093	$849	849,089	0.1%
TOTAL SECURITIES LENDING COLLATERAL		166,699,036	10.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,203,038,451)		$1,731,036,722	110.1%

See accompanying Notes to Financial Statements.
17

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

ASSETS:
Investments at Value (including $155,674 of securities on loan)	$1,563,134
Temporary Cash Investments at Value & Cost	1,204
Collateral Received from Securities on Loan at Value & Cost	166,699
Foreign Currencies at Value	2,586
Cash	15
Receivables:
Investment Securities Sold	2,111
Dividends, Interest and Tax Reclaims	5,707
Securities Lending Income	258
Fund Shares Sold	826
Prepaid Expenses and Other Assets	2
Total Assets	1,742,542
LIABILITIES:
Payables:
Upon Return of Securities Loaned	166,699
Investment Securities Purchased	1,636
Due to Advisor	125
Deferred Thailand Capital Gains Tax	1,050
Accrued Expenses and Other Liabilities	170
Total Liabilities	169,680
NET ASSETS	$1,572,862
Investments at Cost	$1,035,135
Foreign Currencies at Cost	$2,497

See accompanying Notes to Financial Statements.
18

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,595)	$15,256
Interest	66
Income from Securities Lending	1,914
Total Investment Income	17,236
Expenses
Investment Advisory Services Fees	714
Accounting & Transfer Agent Fees	90
Custodian Fees	445
Shareholders' Reports	15
Directors'/Trustees' Fees & Expenses	9
Professional Fees	43
Other	25
Total Expenses	1,341
Net Investment Income (Loss)	15,895
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,066)
Futures	(2,515)
Foreign Currency Transactions	(906)
In-Kind Redemptions	17,805 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,172
Futures	(32)
Translation of Foreign Currency Denominated Amounts	100
Change in Deferred Thailand Capital Gains Tax	(263)
Net Realized and Unrealized Gain (Loss)	123,295
Net Increase (Decrease) in Net Assets Resulting from Operations	$139,190

* See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
19

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,895	$82,436	$76,347
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,066)	(59,927)	143,019
Futures	(2,515)	(361)	—
Foreign Currency Transactions	(906)	(1,036)	(111)
In-Kind Redemptions	17,805 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,172	(1,612,126)	859,017
Futures	(32)	32	—
Translation of Foreign Currency Denominated Amounts	100	(139)	(27)
Change in Deferred Thailand Capital Gains Tax	(263)	2,797	(884)
Net Increase (Decrease) in Net Assets Resulting from Operations	139,190	(1,588,324)	1,077,361
Transactions in Interest:
Contributions	71,468	197,789	481,891
Withdrawals	(262,320)*	(692,731)	(266,433)
Net Increase from Transactions in Interest	(190,852)	(494,942)	215,458
Total Increase (Decrease) in Net Assets	(51,662)	(2,083,266)	1,292,819
Net Assets
Beginning of Period	1,624,524	3,707,790	2,414,971
End of Period	$1,572,862	$1,624,524	$3,707,790

* See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
20

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	11.29	%(C)	(48.15	)%(C)	42.62%	31.87%	31.23%	35.47%	39.67%
Net Assets, End of Period (thousands)	$1,572,862		$1,624,524		$3,707,790	$2,414,971	$1,852,565	$1,160,262	$607,561
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.18	%(B)	0.19%	0.20%	0.27%	0.31%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.24	%(B)	3.00	%(B)	2.52%	2.54%	3.70%	2.63%	2.23%
Portfolio Turnover Rate	12	%(C)	19	%(C)	7%	11%	9%	2%	1%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
21

THE DFA INVESTMENT TRUST COMPANY
THE EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen investment portfolios, of which The Emerging Markets Series (the "Series") is presented in this report.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair

22

value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Series. When the Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The Emerging Markets Series	$556,013	$1,175,024	—	$1,731,037

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $37 (in thousands).

23

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

4.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Series' investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Series accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Series is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2009, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid by the Trust to the CCO were $54 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, to the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$176,215
Sales	260,884

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Tax:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed through" to its partners.

24

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2008, the Series had cumulative unrealized appreciation (depreciation) (mark to market) of $108 (in thousands) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies totaling $0 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,204,431	$575,596	$(48,990)	$526,606

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts:  During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

25

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the Series had no outstanding futures contracts.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
0.93%	$3,459	32	$3	$6,731

There were no borrowings by the Series under this line of credit at April 30, 2009.

H.  Securities Lending:

As of April 30, 2009, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or

26

other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (In-Kind redemption). For financial reporting purposes, the Series recognizes a gain on In-Kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on In-Kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended April 30, 2009, the Series realized $17,805 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

27

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature, extent and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanation provided a sound basis for understanding the comparative performance of the Fund. The Board noted that the Advisor's investment style and methodologies in managing the Dimensional funds are not designed to track traditional indexes. As a result, it is expected that certain funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last three years.

29

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

30

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DFA043009-011S

DIMENSIONAL INVESTMENT GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio II

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$909.40	0.26%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  STATEMENT OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$523,402
Receivable for Fund Shares Sold	2,157
Prepaid Expenses and Other Assets	46
Total Assets	525,605
LIABILITIES:
Payables:
Affiliated Investment Company Purchased	1,980
Fund Shares Redeemed	177
Accrued Expenses and Other Liabilities	63
Total Liabilities	2,220
NET ASSETS	$523,385
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	57,544,287
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.10
Investment in Affiliated Investment Company at Cost	$659,449
NET ASSETS CONSIST OF:
Paid-In Capital	$739,637
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,268
Accumulated Net Realized Gain (Loss)	(82,473)
Net Unrealized Appreciation (Depreciation)	(136,047)
NET ASSETS	$523,385
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends	$6,440
Interest	43
Income from Securities Lending	689
Expenses Allocated from Affiliated Investment Company	(499)
Total Investment Income	6,673
Expenses
Accounting & Transfer Agent Fees	11
Filing Fees	20
Shareholders' Reports	20
Directors'/Trustees' Fees & Expenses	4
Professional Fees	15
Other	5
Total Expenses	75
Net Investment Income (Loss)	6,598
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(47,027)
Futures	436
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(7,343)
Futures	(4)
Net Realized and Unrealized Gain (Loss)	(53,938)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(47,340)

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,598	$17,946	$18,204
Net Realized Gain (Loss) on:
Investment Securities Sold	(47,027)	(34,948)	58,675
Futures	436	(793)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(7,343)	(378,517)	(76,760)
Futures	(4)	4	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(47,340)	(396,308)	119
Distributions From:
Net Investment Income	(7,975)	(19,059)	(17,542)
Net Long-Term Gains	—	(43,810)	—
Total Distributions	(7,975)	(62,869)	(17,542)
Capital Share Transactions (1):
Shares Issued	279,231	370,753	209,281
Shares Issued in Lieu of Cash Distributions	7,972	62,846	17,537
Shares Redeemed	(322,193)	(470,998)	(114,505)
Net Increase (Decrease) from Capital Share Transactions	(34,990)	(37,399)	112,313
Total Increase (Decrease) in Net Assets	(90,305)	(496,576)	94,890
Net Assets
Beginning of Period	613,690	1,110,266	1,015,376
End of Period	$523,385	$613,690	$1,110,266
(1) Shares Issued and Redeemed:
Shares Issued	33,267	26,390	11,360
Shares Issued in Lieu of Cash Distributions	941	3,963	966
Shares Redeemed	(36,844)	(33,945)	(6,345)
	(2,636)	(3,592)	5,981
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,268	$3,645	$4,811

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.20	$17.41	$17.57	$15.17	$13.20	$11.08	$9.06
Income from Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.28	(A)	0.29	(A)	0.26	(A)	0.20	0.13	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.06)	(6.42)	(0.16)	2.39	1.94	2.12	2.01
Total from Investment Operations	(0.94)	(6.14)	0.13	2.65	2.14	2.25	2.06
Less Distributions
Net Investment Income	(0.16)	(0.31)	(0.29)	(0.25)	(0.17)	(0.13)	(0.04)
Net Realized Gains	—	(0.76)	—	—	—	—	—
Total Distributions	(0.16)	(1.07)	(0.29)	(0.25)	(0.17)	(0.13)	(0.04)
Net Asset Value, End of Period	$9.10	$10.20	$17.41	$17.57	$15.17	$13.20	$11.08
Total Return	(9.06	)%(C)	(37.46	)%(C)	0.67%	17.67%	16.36%	20.41%	22.91%
Net Assets, End of Period (thousands)	$523,385	$613,690	$1,110,266	$1,015,376	$721,743	$505,147	$328,258
Ratio of Expenses to Average Net Assets (D)	0.26	%(B)	0.23	%(B)	0.23%	0.24%	0.26%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.98	%(B)	2.07	%(B)	1.59%	1.61%	1.49%	1.11%	0.57%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.   Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 28% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.   Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Tax-Managed Marketwide Value Portfolio II	$523,402	—	—	$523,402

8

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $12 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor provides investment advisory services to the Series.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.   Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to reclassification of

9

distributions were classified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
—	$(53)	$53

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2006	$12,670	—	$12,670
2007	18,012	$1,514	19,526
2008	19,112	43,757	62,869

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
$3,659	—	$(36,000)	$(32,341)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2008, the Portfolio had capital loss carryforwards of $36,000 (in thousands) available to offset future realized capital gains through October 31, 2016.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$659,927	$52,474	$(188,999)	$(136,525)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

10

E.   Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

H.  Other:

At April 30, 2009, two shareholders held approximately 93% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$909.20	0.23%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
19.4%	4.4%	15.3%	29.2%	4.3%	11.0%	7.0%	3.0%	5.9%	0.5%	100.0%

13

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.7%)
Consumer Discretionary — (15.8%)
# Carnival Corp.	688,708	$18,512,471	1.0%
Comcast Corp. Class A	3,570,978	55,207,320	3.0%
Comcast Corp. Special Class A	1,432,185	21,024,476	1.1%
# Disney (Walt) Co.	871,029	19,075,535	1.0%
* Liberty Media Corp. - Entertainment Class A	578,364	14,083,163	0.8%
# News Corp. Class A	1,864,745	15,402,794	0.8%
# News Corp. Class B	855,872	7,805,553	0.4%
*# Sears Holdings Corp.	137,330	8,579,005	0.5%
Time Warner Cable, Inc.	693,942	22,365,751	1.2%
Time Warner, Inc.	1,534,860	33,505,994	1.8%
# Tyco Electronics, Ltd.	549,298	9,579,757	0.5%
Other Securities		144,404,888	7.9%
Total Consumer Discretionary		369,546,707	20.0%
Consumer Staples — (3.4%)
# Archer-Daniels-Midland Co.	437,789	10,778,365	0.6%
Kraft Foods, Inc.	1,175,778	27,513,205	1.5%
Other Securities		40,430,368	2.1%
Total Consumer Staples		78,721,938	4.2%
Energy — (12.0%)
# Anadarko Petroleum Corp.	845,068	36,388,628	2.0%
Apache Corp.	314,001	22,878,113	1.2%
# Chesapeake Energy Corp.	618,000	12,180,780	0.7%
ConocoPhillips	1,496,850	61,370,850	3.3%
Devon Energy Corp.	437,831	22,701,537	1.2%
Marathon Oil Corp.	856,737	25,445,089	1.4%
Noble Energy, Inc.	175,300	9,948,275	0.5%
Valero Energy Corp.	738,360	14,649,062	0.8%
XTO Energy, Inc.	295,376	10,237,732	0.6%
Other Securities		65,123,700	3.5%
Total Energy		280,923,766	15.2%
Financials — (23.0%)
Allstate Corp.	501,660	11,703,728	0.6%
# Bank of America Corp.	3,628,599	32,403,389	1.8%
Chubb Corp.	390,477	15,209,079	0.8%
# CME Group, Inc.	67,810	15,009,743	0.8%
# JPMorgan Chase & Co.	2,495,918	82,365,294	4.5%
Loews Corp.	747,772	18,612,045	1.0%
# MetLife, Inc.	847,339	25,208,335	1.4%
Morgan Stanley	654,746	15,478,195	0.8%
Prudential Financial, Inc.	463,538	13,386,977	0.7%
The Travelers Companies, Inc.	769,714	31,666,034	1.7%
# Unum Group	530,100	8,661,834	0.5%
# Wells Fargo & Co.	529,123	10,587,751	0.6%
Other Securities		257,914,239	13.9%
Total Financials		538,206,643	29.1%
Health Care — (3.4%)
*# Boston Scientific Corp.	982,220	8,260,470	0.5%
* Thermo Fisher Scientific, Inc.	321,928	11,293,234	0.6%
*# WellPoint, Inc.	440,420	18,832,359	1.0%
Other Securities		40,534,742	2.2%
Total Health Care		78,920,805	4.3%

14

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (8.4%)
Burlington Northern Santa Fe Corp.	248,329	$16,757,241	0.9%
CSX Corp.	562,627	16,648,133	0.9%
# FedEx Corp.	184,382	10,318,017	0.6%
General Electric Co.	1,495,212	18,914,432	1.0%
Norfolk Southern Corp.	333,288	11,891,716	0.7%
Tyco International, Ltd.	456,370	10,843,351	0.6%
# Union Pacific Corp.	489,811	24,069,313	1.3%
Other Securities		88,367,203	4.7%
Total Industrials		197,809,406	10.7%
Information Technology — (5.1%)
*# Computer Sciences Corp.	225,553	8,336,439	0.5%
# Motorola, Inc.	2,108,701	11,661,117	0.6%
Other Securities		100,023,856	5.4%
Total Information Technology		120,021,412	6.5%
Materials — (2.5%)
Weyerhaeuser Co.	311,975	11,000,239	0.6%
Other Securities		46,652,954	2.5%
Total Materials		57,653,193	3.1%
Other — (0.0%)
Total Other		54	0.0%
Telecommunication Services — (4.7%)
AT&T, Inc.	2,510,122	64,309,326	3.5%
*# Sprint Nextel Corp.	3,528,077	15,382,416	0.8%
# Verizon Communications, Inc.	695,830	21,111,482	1.2%
Other Securities		8,246,498	0.4%
Total Telecommunication Services		109,049,722	5.9%
Utilities — (0.4%)
Total Utilities		8,428,300	0.4%
TOTAL COMMON STOCKS		1,839,281,946	99.4%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,210,124	9,210,124	0.5%
SECURITIES LENDING COLLATERAL — (20.9%)
§@ DFA Short Term Investment Fund LP	486,939,237	486,939,237	26.3%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $3,376,189 FNMA 7.000%, 01/01/38 & 06/01/38, valued at $2,993,318) to be repurchased at $2,906,147	$2,906	2,906,133	0.2%
TOTAL SECURITIES LENDING COLLATERAL		489,845,370	26.5%
TOTAL INVESTMENTS — (100.0%) (Cost $2,873,646,622)		$2,338,337,440	126.4%

See accompanying Notes to Financial Statements.
15

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

ASSETS:
Investments at Value (including $463,725 of securities on loan)	$1,839,282
Temporary Cash Investments at Value & Cost	9,210
Collateral Received from Securities on Loan at Value & Cost	489,845
Receivables:
Investment Securities Sold	1,750
Dividends and Interest	2,286
Securities Lending Income	392
Fund Shares Sold	3,657
Prepaid Expenses and Other Assets	6
Total Assets	2,346,428
LIABILITIES:
Payables:
Upon Return of Securities Loaned	489,845
Investment Securities Purchased	6,917
Due to Advisor	292
Accrued Expenses and Other Liabilities	101
Total Liabilities	497,155
NET ASSETS	$1,849,273
Investments at Cost	$2,374,591

See accompanying Notes to Financial Statements.
16

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$24,457
Interest	165
Income from Securities Lending	2,622
Total Investment Income	27,244
Expenses
Investment Advisory Services Fees	1,685
Accounting & Transfer Agent Fees	102
Custodian Fees	22
Shareholders' Reports	11
Directors'/Trustees' Fees & Expenses	14
Professional Fees	29
Other	21
Total Expenses	1,884
Net Investment Income (Loss)	25,360
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(177,045)
Futures	2,064
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(60,324)
Futures	(16)
Net Realized and Unrealized Gain (Loss)	(235,321)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(209,961)

See accompanying Notes to Financial Statements.
17

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$25,360	$63,704	$63,884
Net Realized Gain (Loss) on:
Investment Securities Sold	(177,045)	(152,733)	197,904
Futures	2,064	(2,752)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(60,324)	(1,321,745)	(257,139)
Futures	(16)	16	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(209,961)	(1,413,510)	4,649
Transactions in Interest:
Contributions	274,448	457,034	478,784
Withdrawals	(405,938)	(711,380)	(146,412)
Net Increase (Decrease) from Transactions in Interest	(131,490)	(254,346)	332,372
Total Increase (Decrease) in Net Assets	(341,451)	(1,667,856)	337,021
Net Assets
Beginning of Period	2,190,724	3,858,580	3,521,559
End of Period	$1,849,273	$2,190,724	$3,858,580

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(9.08	)%(C)	(37.44	)%(C)	0.67%	17.70%	16.44%	20.49%	22.88%
Net Assets, End of Period (thousands)	$1,849,273		$2,190,724		$3,858,580	$3,521,559	$2,476,387	$1,702,613	$1,085,233
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.22	%(B)	0.22%	0.22%	0.24%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.04	%(B)	2.09	%(B)	1.61%	1.63%	1.52%	1.14%	0.61%
Portfolio Turnover Rate	23	%(C)	40	%(C)	21%	21%	12%	5%	6%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
19

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The Tax-Managed U.S. Marketwide Value Series	$1,848,485	$489,852	—	$2,338,337

2.  Deferred Compensation Plan:  Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $44 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2009, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid by the Trust to the CCO were $54 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

21

D.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$393,405
Sales	435,137

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Tax:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and net realized and unrealized gains and losses have been deemed to have been "passed through" to its partners.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,874,453	$170,491	$(706,607)	$(536,116)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

F.  Financial Instruments:

In accordance with the Series investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Futures Contracts:  During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts

22

are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the Series had no outstanding futures contracts.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
1.96%	$8,555	18	$8	$18,993

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2010. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2009.

H.  Securities Lending:

As of April 30, 2009, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of

23

the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

24

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature, extent and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group over most performance periods. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanation provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last three years.

26

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

27

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DFA043009-008S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio II

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

Letter to Shareholder	Page
Definitions of Abbreviations and Footnotes	1

Dimensional Investment Group Inc. — DFA International Value Portfolio II

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	3

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8

The DFA Investment Trust Company — The DFA International Value Series

Disclosure of Fund Expenses	13

Disclosure of Portfolio Holdings	14

Summary Schedule of Portfolio Holdings	15

Statement of Assets and Liabilities	18

Statement of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	21

Notes to Financial Statements	22

Voting Proxies on Fund Portfolio Securities	29

Board Approval of Investment Advisory Agreement	30

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

RIC  Registered Investment Company

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.30	0.33%	$1.64
Hypothetical 5% Annual Return	$1,000.00	$1,023.16	0.33%	$1.66

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$104,037
Receivables:
Fund Shares Sold	170
Prepaid Expenses and Other Assets	15
Total Assets	104,222
LIABILITIES:
Payables:
Affiliated Investment Company Purchased	69
Fund Shares Redeemed	101
Due to Advisor	1
Accrued Expenses and Other Liabilities	24
Total Liabilities	195
NET ASSETS	$104,027
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	22,275,451
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.67
Investment in Affiliated Investment Company at Cost	$106,627
NET ASSETS CONSIST OF:
Paid-In Capital	$106,331
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,013
Accumulated Net Realized Gain (Loss)	(714)
Net Unrealized Foreign Exchange Gain (Loss)	(13)
Net Unrealized Appreciation (Depreciation)	(2,590)
NET ASSETS	$104,027
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $156)	$1,649
Interest	4
Income from Securities Lending	165
Expense Allocated from Affiliated Investment Company	(115)
Total Investment Income	1,703
Expenses
Administrative Services Fees	5
Accounting & Transfer Agent Fees	7
Filing Fees	8
Shareholders' Reports	18
Professional Fees	7
Other	3
Total Expenses	48
Net Investment Income (Loss)	1,655
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(687)
Futures	(33)
Foreign Currency Transactions	9
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,590)
Translation of Foreign Currency Denominated Amounts	(13)
Net Realized and Unrealized Gain (Loss)	(3,314)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,659)

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,655	$8,667	$22,404
Net Realized Gain (Loss) on:
Investment Securities Sold	(687)	50,083 †	16,900 †
Futures	(33)	—	—
Foreign Currency Transactions	9	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,590)	(229,363)†	70,139 †
Translation of Foreign Currency Denominated Amounts	(13)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,659)	(170,613)	109,443
Distributions From:
Net Investment Income	(1,007)	(12,482)	(20,432)
Net Short-Term Gains	—	(1,773)	(1,258)
Net Long-Term Gains	(63,588)	(14,297)	(8,778)
Total Distributions	(64,595)	(28,552)	(30,468)
Capital Share Transactions (1):
Shares Issued	7,584	18,325	157,119
Shares Issued in Lieu of Cash Distributions	64,595	28,552	30,468
Shares Redeemed	(15,114)	(497,259)	(125,013)
Net Increase (Decrease) from Capital Share Transactions	57,065	(450,382)	62,574
Total Increase (Decrease) in Net Assets	(9,189)	(649,547)	141,549
Net Assets
Beginning of Period	113,216	762,763	621,214
End of Period	$104,027	$113,216	$762,763
(1) Shares Issued and Redeemed:
Shares Issued	1,574	948	6,917
Shares Issued in Lieu of Cash Distributions	14,335	1,356	1,362
Shares Redeemed	(3,408)	(24,678)	(5,535)
	12,501	(22,374)	2,744
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,013	$365	$3,680

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO II
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.58	$23.73	$21.13	$16.50	$14.69	$11.54	$8.69
Income from Investment
Operations
Net Investment Income (Loss)	0.09	(A)	0.54	(A)	0.70	(A)	0.65	(A)	0.48	0.25	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.32)	(11.35)	2.88	5.01	1.76	3.37	2.87
Total from Investment Operations	(0.23)	(10.81)	3.58	5.66	2.24	3.62	3.05
Less Distributions
Net Investment Income	(0.09)	(0.84)	(0.64)	(0.64)	(0.41)	(0.44)	(0.20)
Net Realized Gains	(6.59)	(0.50)	(0.34)	(0.39)	(0.02)	(0.03)	—
Total Distributions	(6.68)	(1.34)	(0.98)	(1.03)	(0.43)	(0.47)	(0.20)
Net Asset Value, End of Period	$4.67	$11.58	$23.73	$21.13	$16.50	$14.69	$11.54
Total Return	0.23	%(C)	(47.93	)%(C)	17.29%	35.74%	15.50%	32.11%	35.98%
Net Assets, End of Period (thousands)	$104,027	$113,216	$762,763	$621,214	$340,467	$189,176	$69,220
Ratio of Expenses to Average Net Assets (D)	0.33	%(B)	0.26	%(B)	0.25%	0.27%	0.31%	0.37%	0.40%
Ratio of Net Investment Income to Average Net Assets	3.40	%(B)	2.84	%(B)	3.02%	3.41%	3.06%	1.98%	2.41%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO II
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio II (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 2% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.
Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

8

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio II	$104,037	—	—	$104,037

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $3 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

9

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to a reclassification of distributions were classified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$500	$(500)

The tax character of dividends and distributions declared and paid during the years November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$17,330	$7,264	$24,594
2007	21,690	8,778	30,468
2008	13,755	14,797	25,552

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$370	$63,585	$63,955

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were not materially different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$108,452	$6,969	$(11,384)	$(4,415)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

10

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains(Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains(Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

11

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

F.  Indemnities; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

H.  Other:

At April 30, 2009, two shareholders held 100% of the outstanding shares of the Portfolio.

12

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual fund return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical example for comparison purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.60	0.24%	$1.19
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

13

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
13.0%	4.7%	5.4%	44.1%	0.3%	9.9%	3.6%	9.3%	7.1%	2.4%	0.2%	100.0%

14

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
Australia & New Zealand Banking Group, Ltd.	3,302,749	$38,088,001	0.8%
Commonwealth Bank of Australia	2,119,091	54,145,231	1.2%
National Australia Bank, Ltd.	2,933,161	43,866,134	0.9%
Other Securities		99,905,696	2.1%
TOTAL — AUSTRALIA		236,005,062	5.0%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		21,671,633	0.5%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		36,754,441	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		133	0.0%
TOTAL — BELGIUM		36,754,574	0.8%
CANADA — (6.5%)
COMMON STOCKS — (6.5%)
EnCana Corp.	560,598	25,692,705	0.5%
# Manulife Financial Corp.	1,562,378	26,604,811	0.6%
Petro-Canada	1,205,300	38,038,715	0.8%
# Sun Life Financial, Inc.	1,262,400	29,515,595	0.6%
# Toronto Dominion Bank	729,198	28,781,719	0.6%
Other Securities		222,552,198	4.8%
TOTAL — CANADA		371,185,743	7.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		48,943,826	1.0%
FINLAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		30,825,926	0.7%
FRANCE — (7.9%)
COMMON STOCKS — (7.7%)
* AXA SA	2,818,397	47,353,868	1.0%
# BNP Paribas SA	1,615,427	85,042,335	1.8%
Credit Agricole SA	1,759,114	25,720,980	0.5%
Societe Generale Paris	720,688	36,833,336	0.8%
# Vivendi SA	2,482,257	66,745,603	1.4%
Other Securities		181,562,214	4.0%
TOTAL COMMON STOCKS		443,258,336	9.5%
RIGHTS/WARRANTS — (0.2%)
Other Securities		7,906,234	0.2%
TOTAL — FRANCE		451,164,570	9.7%
GERMANY — (8.0%)
COMMON STOCKS — (8.0%)
# Allianz SE	442,712	40,785,971	0.9%
# Allianz SE Sponsored ADR	2,834,240	25,678,214	0.5%
# Daimler AG	1,684,003	60,049,288	1.3%
# Deutsche Bank AG	774,190	41,285,440	0.9%
# Deutsche Telekom AG	2,621,866	32,001,474	0.7%

15

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Deutsche Telekom AG Sponsored ADR	2,705,150	$29,432,032	0.6%
# E.ON AG	1,336,631	44,865,879	1.0%
#* E.ON AG Sponsored ADR	1,091,708	36,735,974	0.8%
# Munchener Rueckversicherungs-Gesellschaft AG	388,934	53,739,121	1.1%
Other Securities		95,781,641	2.0%
TOTAL — GERMANY		460,355,034	9.8%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		11,875,809	0.3%
HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
Cheung Kong Holdings, Ltd.	3,224,000	33,545,966	0.7%
Hutchison Whampoa, Ltd.	5,472,000	32,089,763	0.7%
Other Securities		82,736,600	1.8%
TOTAL — HONG KONG		148,372,329	3.2%
IRELAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		60,211	0.0%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Intesa Sanpaolo SpA	10,621,828	33,839,680	0.7%
UniCredito SpA	13,337,664	32,476,877	0.7%
Other Securities		79,042,887	1.7%
TOTAL — ITALY		145,359,444	3.1%
JAPAN — (13.3%)
COMMON STOCKS — (13.3%)
FUJIFILM Holdings Corp.	1,077,300	27,717,044	0.6%
# Kyocera Corp.	327,900	25,466,163	0.6%
# Sony Corp. Sponsored ADR	1,235,319	31,945,349	0.7%
Tokio Marine Holdings, Inc.	1,457,311	38,434,095	0.8%
Other Securities		637,298,957	13.6%
TOTAL — JAPAN		760,861,608	16.3%
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
# ArcelorMittal	1,877,993	43,990,804	0.9%
ING Groep NV	3,093,625	28,199,070	0.6%
Koninklijke Philips Electronics NV	3,072,622	55,439,317	1.2%
Other Securities		51,581,075	1.1%
TOTAL — NETHERLANDS		179,210,266	3.8%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		5,583,782	0.1%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		47,825,298	1.0%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		7,296,563	0.2%
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
DBS Group Holdings, Ltd.	4,164,750	26,476,712	0.6%
Other Securities		51,597,299	1.1%
TOTAL — SINGAPORE		78,074,011	1.7%

16

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
# Banco Santander Central Hispano SA	7,174,788	$69,013,904	1.5%
# Banco Santander SA Sponsored ADR	4,608,838	42,170,868	0.9%
Other Securities		129,097,934	2.7%
TOTAL — SPAIN		240,282,706	5.1%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# Nordea Bank AB	6,583,962	48,973,792	1.1%
Other Securities		90,292,912	1.9%
TOTAL — SWEDEN		139,266,704	3.0%
SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
# Credit Suisse Group AG	1,755,349	68,592,952	1.5%
Credit Suisse Group AG Sponsored ADR	840,377	32,169,631	0.7%
* UBS AG	2,815,663	38,677,332	0.8%
Zurich Financial Services AG	322,012	59,839,659	1.3%
Other Securities		142,943,373	3.0%
TOTAL — SWITZERLAND		342,222,947	7.3%
UNITED KINGDOM — (14.8%)
COMMON STOCKS — (14.8%)
Anglo American P.L.C.	1,329,421	28,606,903	0.6%
Aviva P.L.C.	6,571,996	30,257,745	0.7%
# Barclays P.L.C. Sponsored ADR	2,451,654	39,250,981	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	3,405,193	121,224,871	2.6%
Kingfisher P.L.C.	12,172,495	33,136,239	0.7%
Royal Dutch Shell P.L.C. ADR	1,426,722	64,915,851	1.4%
# Thomson Reuters P.L.C.	1,137,914	29,268,757	0.6%
Vodafone Group P.L.C.	34,976,333	64,285,526	1.4%
Vodafone Group P.L.C. Sponsored ADR	6,615,474	121,393,948	2.6%
Other Securities		318,932,863	6.8%
TOTAL — UNITED KINGDOM		851,273,684	18.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,905,000 FNMA 5.00%, 05/01/23, valued at $13,531,872) to be repurchased at $13,331,070	$13,331	13,331,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (19.3%)
§@ DFA Short Term Investment Fund LP	1,106,332,861	1,106,332,861	23.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,184,573) to be repurchased at $2,141,748	$2,142	2,141,738	0.0%
TOTAL SECURITIES LENDING COLLATERAL		1,108,474,599	23.7%
TOTAL INVESTMENTS — (100.0%) (Cost $5,789,745,691)		$5,736,277,329	122.7%

See accompanying Notes to Financial Statements.
17

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

ASSETS:
Investments at Value (including $1,049,081 of securities on loan)	$4,614,471
Temporary Cash Investments at Value & Cost	13,331
Collateral Received from Securities on Loan at Value & Cost	1,108,475
Foreign Currencies at Value	17,108
Cash	16
Receivables:
Investment Securities Sold	30,380
Dividends, Interest and Tax Reclaims	26,243
Securities Lending Income	2,521
Fund Shares Sold	2,860
Prepaid Expenses and Other Assets	185
Total Assets	5,815,590
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,108,475
Investment Securities Purchased	28,500
Fund Shares Redeemed	981
Due to Advisor	739
Accrued Expenses and Other Liabilities	298
Total Liabilities	1,138,993
NET ASSETS	$4,676,597
Investments at Cost	$4,667,940
Foreign Currencies at Cost	$16,150

See accompanying Notes to Financial Statements.
18

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,887)	$71,843
Interest	181
Income from Securities Lending	7,172
Total Investment Income	79,196
Expenses
Investment Advisory Services Fees	4,232
Accounting & Transfer Agent Fees	243
Custodian Fees	283
Shareholders' Reports	40
Directors'/Trustees' Fees & Expenses	30
Professional Fees	80
Other	55
Total Expenses	4,963
Net Investment Income (Loss)	74,233
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,775)
Futures	(1,124)
Foreign Currency Transactions	442
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(52,510)
Translation of Foreign Currency Denominated Amounts	(597)
Net Realized and Unrealized Gain (Loss)	(80,564)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,331)

See accompanying Notes to Financial Statements.
19

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$74,233	$304,387	$274,613
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,775)	137,811	654,522
Futures	(1,124)	(1,153)	—
Foreign Currency Transactions	442	(4,593)	2,498
In-Kind Redemptions	—	103,024 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(52,510)	(5,026,911)	403,307
Futures	—	19	—
Translation of Foreign Currency Denominated Amounts	(597)	(76)	(180)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,331)	(4,487,492)	1,334,760
Transactions in Interest:
Contributions	299,341	927,878	1,731,698
Withdrawals	(316,750)	(1,378,770)*†	(884,989	)†
Net Increase (Decrease) from Transactions in Interest	(17,409)	(450,892)	846,709
Total Increase (Decrease) in Net Assets	(23,740)	(4,938,384)	2,181,469
Net Assets
Beginning of Period	4,700,337	9,638,721	7,457,252
End of Period	$4,676,597	$4,700,337	$9,638,721

*  See Note J in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
20

THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES†
FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	0.26	%(C)	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$4,676,597		$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.24	%(B)	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.54	%(B)	4.15	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	8	%(C)	16	%(C)	16%	8%	10%	15%	14%

See page 1 for the Definitions of Abbreviations and Footnotes.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
21

THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen investment portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not

22

readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Series. When the Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The DFA International Value Series	$1,264,771	$4,471,506	—	$5,736,277

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts

23

had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $110 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2009, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid by the Trust to the CCO were $54 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$483,633
Sales	343,951

There were no purchases or sales of long-term U.S. government securities.

24

E.  Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed through" to its partners.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,790,472	$304,876	$(359,071)	$(54,195)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §336, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 331(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains(Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

25

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains(Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts:  During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the Series had no outstanding futures contracts.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged

26

interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
0.95%	$11,088	8	$2	$18,062

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

H.  Securities Lending:

As of April 30, 2009, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short-Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnities; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

27

J.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (In-Kind redemption). For financial reporting purposes, the Series recognizes a gain on In-Kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on In-Kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period December 1, 2007 to October 31, 2008, the Series realized $103,024 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

28

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

29

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature, extent and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group over most performance periods. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanation provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last three years.

30

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

31

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DFA043009-014S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

RIC  Registered Investment Company

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,001.90	0.28%	$1.39
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$779,170
Receivables:
Affiliated Investment Company Sold	981
Fund Shares Sold	461
Prepaid Expenses and Other Assets	40
Total Assets	780,652
LIABILITIES:
Payables:
Fund Shares Redeemed	1,442
Due to Advisor	6
Accrued Expenses and Other Liabilities	65
Total Liabilities	1,513
NET ASSETS	$779,139
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	66,932,644
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.64
Investment in Affiliated Investment Company at Cost	$784,730
NET ASSETS CONSIST OF:
Paid-In Capital	$882,593
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	7,251
Accumulated Net Realized Gain (Loss)	(105,045)
Net Unrealized Foreign Exchange Gain (Loss)	(100)
Net Unrealized Appreciation (Depreciation)	(5,560)
NET ASSETS	$779,139
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,142)	$11,810
Interest	29
Income from Securities Lending	1,183
Expenses Allocated from Affiliated Investment Company	(817)
Total Investment Income	12,205
Expenses
Administrative Services Fees	35
Accounting & Transfer Agent Fees	13
Filing Fees	22
Shareholders' Reports	43
Directors'/Trustees' Fees & Expenses	5
Professional Fees	17
Other	5
Total Expenses	140
Net Investment Income (Loss)	12,065
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,147)
Futures	(135)
Foreign Currency Transactions	80
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,560)
Translation of Foreign Currency Denominated Amounts	(100)
Net Realized and Unrealized Gain (Loss)	(9,862)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,203

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,065	$38,665	$34,247
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,147)	78,527 †	26,825 †
Futures	(135)	—	—
Foreign Currency Transactions	80	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,560)	(724,193)†	113,178 †
Translation of Foreign Currency Denominated Amounts	(100)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	2,203	(607,001)	174,250
Distributions From:
Net Investment Income	(7,131)	(41,959)	(30,502)
Net Short-Term Gains	—	(3,276)	(2,370)
Net Long-Term Gains	—	(24,865)	(17,585)
Total Distributions	(7,131)	(70,100)	(50,457)
Capital Share Transactions (1):
Shares Issued	189,979	395,584	215,069
Shares Issued in Lieu of Cash Distributions	6,729	69,191	50,456
Shares Redeemed	(138,702)	(251,899)	(198,925)
Net Increase (Decrease) from Capital Share Transactions	58,006	212,876	66,600
Total Increase (Decrease) in Net Assets	53,078	(464,225)	190,393
Net Assets
Beginning of Period	726,061	1,190,286	999,893
End of Period	$779,139	$726,061	$1,190,286
(1) Shares Issued and Redeemed:
Shares Issued	17,730	22,558	9,221
Shares Issued in Lieu of Cash Distributions	642	3,339	2,237
Shares Redeemed	(13,308)	(13,566)	(8,503)
	5,064	12,331	2,955
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$7,251	$2,317	$5,669

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.74	$24.03	$21.46	$16.89	$15.03	$11.83	$8.92
Income from Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.72	(A)	0.71	(A)	0.64	(A)	0.49	0.27	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.17)	(11.64)	2.92	5.10	1.80	3.43	2.91
Total from Investment Operations	0.01	(10.92)	3.63	5.74	2.29	3.70	3.13
Less Distributions
Net Investment Income	(0.11)	(0.80)	(0.63)	(0.65)	(0.42)	(0.49)	(0.20)
Net Realized Gains	—	(0.57)	(0.43)	(0.52)	(0.01)	(0.01)	(0.02)
Total Distributions	(0.11)	(1.37)	(1.06)	(1.17)	(0.43)	(0.50)	(0.22)
Net Asset Value, End of Period	$11.64	$11.74	$24.03	$21.46	$16.89	$15.03	$11.83
Total Return	0.19	%(C)	(47.87	)%(C)	17.32%	35.67%	15.59%	32.11%	36.09%
Net Assets, End of Period (thousands)	$779,139	$726,061	$1,190,286	$999,893	$696,954	$532,647	$356,509
Ratio of Expenses to Average Net Assets (D)	0.28	%(B)	0.26	%(B)	0.25%	0.26%	0.30%	0.33%	0.35%
Ratio of Net Investment Income to Average Net Assets	3.49	%(B)	4.03	%(B)	3.02%	3.37%	3.08%	2.07%	2.46%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio III (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 17% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

8

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio III	$779,170	—	—	$779,170

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $18 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

9

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation (depreciation), as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to a reclassification of distributions were classified to the following accounts. These reclassifications had no effect on net assets or net value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(58)	$58

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$31,266	$20,190	$51,456
2007	32,872	17,585	50,457
2008	45,275	24,825	70,100

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
$2,332	—	$(100,843)	$(98,511)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had capital loss carryforwards available in the amount of $100,843 (in thousands) to offset future realized capital gains expiring in 2016.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were not materially different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$805,775	$48,899	$(75,504)	$(26,605)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of

10

tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains(Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains(Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

11

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

H.  Other:

At April 30, 2009, two shareholders held 79% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

12

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual fund return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical example for comparison purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.60	0.24%	$1.19
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

13

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
13.0%	4.7%	5.4%	44.1%	0.3%	9.9%	3.6%	9.3%	7.1%	2.4%	0.2%	100.0%

14

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
Australia & New Zealand Banking Group, Ltd.	3,302,749	$38,088,001	0.8%
Commonwealth Bank of Australia	2,119,091	54,145,231	1.2%
National Australia Bank, Ltd.	2,933,161	43,866,134	0.9%
Other Securities		99,905,696	2.1%
TOTAL — AUSTRALIA		236,005,062	5.0%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		21,671,633	0.5%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		36,754,441	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		133	0.0%
TOTAL — BELGIUM		36,754,574	0.8%
CANADA — (6.5%)
COMMON STOCKS — (6.5%)
EnCana Corp.	560,598	25,692,705	0.5%
# Manulife Financial Corp.	1,562,378	26,604,811	0.6%
Petro-Canada	1,205,300	38,038,715	0.8%
# Sun Life Financial, Inc.	1,262,400	29,515,595	0.6%
# Toronto Dominion Bank	729,198	28,781,719	0.6%
Other Securities		222,552,198	4.8%
TOTAL — CANADA		371,185,743	7.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		48,943,826	1.0%
FINLAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		30,825,926	0.7%
FRANCE — (7.9%)
COMMON STOCKS — (7.7%)
* AXA SA	2,818,397	47,353,868	1.0%
# BNP Paribas SA	1,615,427	85,042,335	1.8%
Credit Agricole SA	1,759,114	25,720,980	0.5%
Societe Generale Paris	720,688	36,833,336	0.8%
# Vivendi SA	2,482,257	66,745,603	1.4%
Other Securities		181,562,214	4.0%
TOTAL COMMON STOCKS		443,258,336	9.5%
RIGHTS/WARRANTS — (0.2%)
Other Securities		7,906,234	0.2%
TOTAL — FRANCE		451,164,570	9.7%
GERMANY — (8.0%)
COMMON STOCKS — (8.0%)
# Allianz SE	442,712	40,785,971	0.9%
# Allianz SE Sponsored ADR	2,834,240	25,678,214	0.5%
# Daimler AG	1,684,003	60,049,288	1.3%
# Deutsche Bank AG	774,190	41,285,440	0.9%
# Deutsche Telekom AG	2,621,866	32,001,474	0.7%

15

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Deutsche Telekom AG Sponsored ADR	2,705,150	$29,432,032	0.6%
# E.ON AG	1,336,631	44,865,879	1.0%
#* E.ON AG Sponsored ADR	1,091,708	36,735,974	0.8%
# Munchener Rueckversicherungs-Gesellschaft AG	388,934	53,739,121	1.1%
Other Securities		95,781,641	2.0%
TOTAL — GERMANY		460,355,034	9.8%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		11,875,809	0.3%
HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
Cheung Kong Holdings, Ltd.	3,224,000	33,545,966	0.7%
Hutchison Whampoa, Ltd.	5,472,000	32,089,763	0.7%
Other Securities		82,736,600	1.8%
TOTAL — HONG KONG		148,372,329	3.2%
IRELAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		60,211	0.0%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Intesa Sanpaolo SpA	10,621,828	33,839,680	0.7%
UniCredito SpA	13,337,664	32,476,877	0.7%
Other Securities		79,042,887	1.7%
TOTAL — ITALY		145,359,444	3.1%
JAPAN — (13.3%)
COMMON STOCKS — (13.3%)
FUJIFILM Holdings Corp.	1,077,300	27,717,044	0.6%
# Kyocera Corp.	327,900	25,466,163	0.6%
# Sony Corp. Sponsored ADR	1,235,319	31,945,349	0.7%
Tokio Marine Holdings, Inc.	1,457,311	38,434,095	0.8%
Other Securities		637,298,957	13.6%
TOTAL — JAPAN		760,861,608	16.3%
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
# ArcelorMittal	1,877,993	43,990,804	0.9%
ING Groep NV	3,093,625	28,199,070	0.6%
Koninklijke Philips Electronics NV	3,072,622	55,439,317	1.2%
Other Securities		51,581,075	1.1%
TOTAL — NETHERLANDS		179,210,266	3.8%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		5,583,782	0.1%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		47,825,298	1.0%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		7,296,563	0.2%
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
DBS Group Holdings, Ltd.	4,164,750	26,476,712	0.6%
Other Securities		51,597,299	1.1%
TOTAL — SINGAPORE		78,074,011	1.7%

16

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
# Banco Santander Central Hispano SA	7,174,788	$69,013,904	1.5%
# Banco Santander SA Sponsored ADR	4,608,838	42,170,868	0.9%
Other Securities		129,097,934	2.7%
TOTAL — SPAIN		240,282,706	5.1%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# Nordea Bank AB	6,583,962	48,973,792	1.1%
Other Securities		90,292,912	1.9%
TOTAL — SWEDEN		139,266,704	3.0%
SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
# Credit Suisse Group AG	1,755,349	68,592,952	1.5%
Credit Suisse Group AG Sponsored ADR	840,377	32,169,631	0.7%
* UBS AG	2,815,663	38,677,332	0.8%
Zurich Financial Services AG	322,012	59,839,659	1.3%
Other Securities		142,943,373	3.0%
TOTAL — SWITZERLAND		342,222,947	7.3%
UNITED KINGDOM — (14.8%)
COMMON STOCKS — (14.8%)
Anglo American P.L.C.	1,329,421	28,606,903	0.6%
Aviva P.L.C.	6,571,996	30,257,745	0.7%
# Barclays P.L.C. Sponsored ADR	2,451,654	39,250,981	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	3,405,193	121,224,871	2.6%
Kingfisher P.L.C.	12,172,495	33,136,239	0.7%
Royal Dutch Shell P.L.C. ADR	1,426,722	64,915,851	1.4%
# Thomson Reuters P.L.C.	1,137,914	29,268,757	0.6%
Vodafone Group P.L.C.	34,976,333	64,285,526	1.4%
Vodafone Group P.L.C. Sponsored ADR	6,615,474	121,393,948	2.6%
Other Securities		318,932,863	6.8%
TOTAL — UNITED KINGDOM		851,273,684	18.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,905,000 FNMA 5.00%, 05/01/23, valued at $13,531,872) to be repurchased at $13,331,070	$13,331	13,331,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (19.3%)
§@ DFA Short Term Investment Fund LP	1,106,332,861	1,106,332,861	23.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,184,573) to be repurchased at $2,141,748	$2,142	2,141,738	0.0%
TOTAL SECURITIES LENDING COLLATERAL		1,108,474,599	23.7%
TOTAL INVESTMENTS — (100.0%) (Cost $5,789,745,691)		$5,736,277,329	122.7%

See accompanying Notes to Financial Statements.
17

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

ASSETS:
Investments at Value (including $1,049,081 of securities on loan)	$4,614,471
Temporary Cash Investments at Value & Cost	13,331
Collateral Received from Securities on Loan at Value & Cost	1,108,475
Foreign Currencies at Value	17,108
Cash	16
Receivables:
Investment Securities Sold	30,380
Dividends, Interest and Tax Reclaims	26,243
Securities Lending Income	2,521
Fund Shares Sold	2,860
Prepaid Expenses and Other Assets	185
Total Assets	5,815,590
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,108,475
Investment Securities Purchased	28,500
Fund Shares Redeemed	981
Due to Advisor	739
Accrued Expenses and Other Liabilities	298
Total Liabilities	1,138,993
NET ASSETS	$4,676,597
Investments at Cost	$4,667,940
Foreign Currencies at Cost	$16,150

See accompanying Notes to Financial Statements.
18

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,887)	$71,843
Interest	181
Income from Securities Lending	7,172
Total Investment Income	79,196
Expenses
Investment Advisory Services Fees	4,232
Accounting & Transfer Agent Fees	243
Custodian Fees	283
Shareholders' Reports	40
Directors'/Trustees' Fees & Expenses	30
Professional Fees	80
Other	55
Total Expenses	4,963
Net Investment Income (Loss)	74,233
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,775)
Futures	(1,124)
Foreign Currency Transactions	442
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(52,510)
Translation of Foreign Currency Denominated Amounts	(597)
Net Realized and Unrealized Gain (Loss)	(80,564)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,331)

See accompanying Notes to Financial Statements.
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THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$74,233	$304,387	$274,613
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,775)	137,811	654,522
Futures	(1,124)	(1,153)	—
Foreign Currency Transactions	442	(4,593)	2,498
In-Kind Redemptions	—	103,024 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(52,510)	(5,026,911)	403,307
Futures	—	19	—
Translation of Foreign Currency Denominated Amounts	(597)	(76)	(180)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,331)	(4,487,492)	1,334,760
Transactions in Interest:
Contributions	299,341	927,878	1,731,698
Withdrawals	(316,750)	(1,378,770)*†	(884,989	)†
Net Increase (Decrease) from Transactions in Interest	(17,409)	(450,892)	846,709
Total Increase (Decrease) in Net Assets	(23,740)	(4,938,384)	2,181,469
Net Assets
Beginning of Period	4,700,337	9,638,721	7,457,252
End of Period	$4,676,597	$4,700,337	$9,638,721

*  See Note J in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
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THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES†
FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	0.26	%(C)	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$4,676,597		$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.24	%(B)	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.54	%(B)	4.15	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	8	%(C)	16	%(C)	16%	8%	10%	15%	14%

See page 1 for the Definitions of Abbreviations and Footnotes.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
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THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen investment portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not

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readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Series. When the Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The DFA International Value Series	$1,264,771	$4,471,506	—	$5,736,277

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts

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had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $110 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2009, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid by the Trust to the CCO were $54 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$483,633
Sales	343,951

There were no purchases or sales of long-term U.S. government securities.

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E.  Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed through" to its partners.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,790,472	$304,876	$(359,071)	$(54,195)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §336, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 331(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains(Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

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Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains(Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts:  During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the Series had no outstanding futures contracts.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is

26

permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
0.95%	$11,088	8	$2	$18,062

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

H.  Securities Lending:

As of April 30, 2009, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short-Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnities; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is

27

unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (In-Kind redemption). For financial reporting purposes, the Series recognizes a gain on In-Kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on In-Kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period December 1, 2007 to October 31, 2008, the Series realized $103,024 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature, extent and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group over most performance periods. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanation provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last three years.

30

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

31

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DFA043009-015S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio IV

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

RIC  Registered Investment Company

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.40	0.30%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).
PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$302,756
Receivable for Fund Shares Sold	355
Prepaid Expenses and Other Assets	13
Total Assets	303,124
LIABILITIES:
Payables:
Affiliated Investment Company Purchased	355
Due to Advisor	7
Accrued Expenses and Other Liabilities	31
Total Liabilities	393
NET ASSETS	$302,731
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	31,217,922
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.70
Investment in Affiliated Investment Company at Cost	$304,956
NET ASSETS CONSIST OF:
Paid-In Capital	$403,967
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,415
Accumulated Net Realized Gain (Loss)	(102,413)
Net Unrealized Foreign Exchange	(38)
Net Unrealized Appreciation (Depreciation)	(2,200)
NET ASSETS	$302,731
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $442)	$4,570
Interest	12
Income from Securities Lending	456
Expenses Allocated from Affiliated Investment Company	(312)
Total Investment Income	4,726
Expenses
Administrative Services Fees	40
Accounting & Transfer Agent Fees	9
Filing Fees	7
Shareholders' Reports	9
Directors'/Trustees' Fees & Expenses	1
Professional Fees	10
Other	3
Total Expenses	79
Net Investment Income (Loss)	4,647
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,735)
Futures	(102)
Foreign Currency Transactions	28
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,200)
Translation of Foreign Currency Denominated Amounts	(38)
Net Realized and Unrealized Gain (Loss)	(4,047)
Net Increase (Decrease) in Net Assets Resulting from Operations	$600

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,647	$20,731	$21,939
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,735)	47,885 †	15,399 †
Futures	(102)	—	—
Foreign Currency Transactions	28	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,200)	(378,867)†	66,391 †
Translation of Foreign Currency Denominated Amounts	(38)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	600	(310,251)	103,729
Distributions From:
Net Investment Income	(21,099)	(21,806)	(14,495)
Net Short-Term Gains	—	(1,695)	(1,177)
Net Long-Term Gains	—	(14,217)	(7,928)
Total Distributions	(21,099)	(37,718)	(23,600)
Capital Share Transactions (1):
Shares Issued	39,167	34,072	166,017
Shares Issued in Lieu of Cash Distributions	21,099	37,718	23,600
Shares Redeemed	(40,858)	(149,620)	(105,380)
Net Increase (Decrease) from Capital Share Transactions	19,408	(77,830)	84,237
Total Increase (Decrease) in Net Assets	(1,091)	(425,799)	164,366
Net Assets
Beginning of Period	303,822	729,621	565,255
End of Period	$302,731	$303,822	$729,621
(1) Shares Issued and Redeemed:
Shares Issued	4,641	1,932	8,266
Shares Issued in Lieu of Cash Distributions	2,259	1,981	1,270
Shares Redeemed	(4,735)	(9,233)	(5,148)
	2,165	(5,320)	4,388
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,415	$19,867	$20,554

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.46	$21.23	$18.85	$14.63	$12.94	$10.19	$7.49
Income from Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.62	(A)	0.63	(A)	0.57	(A)	0.40	0.20	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.15)	(10.29)	2.53	4.41	1.58	2.95	2.52
Total from Investment Operations	—	(9.67)	3.16	4.98	1.98	3.15	2.70
Less Distributions
Net Investment Income	(0.76)	(0.64)	(0.48)	(0.36)	(0.27)	(0.22)	—
Net Realized Gains	—	(0.46)	(0.30)	(0.40)	(0.02)	(0.18)	—
Total Distributions	(0.76)	(1.10)	(0.78)	(0.76)	(0.29)	(0.40)	—
Net Asset Value, End of Period	$9.70	$10.46	$21.23	$18.85	$14.63	$12.94	$10.19
Total Return	0.24	%(C)	(47.88	)%(C)	17.32%	35.65%	15.58%	31.99%	36.05%
Net Assets, End of Period
(thousands)	$302,731	$303,822	$729,621	$565,255	$304,601	$203,569	$120,092
Ratio of Expenses to Average Net Assets (D)	0.30	%(B)	0.26	%(B)	0.25%	0.27%	0.32%	0.37%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.52	%(B)	3.93	%(B)	3.07%	3.42%	3.03%	2.00%	2.28%

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO IV

  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio IV (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 6% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

8

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio IV	$302,756	—	—	$302,756

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $7 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of the first $40 million of average daily net assets of the Portfolio and no fees on assets exceeding $40 million.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

9

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to a reclassification of distributions were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$388	$(388)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$8,443	$7,663	$16,106
2007	15,672	7,928	23,600
2008	23,113	14,605	37,718

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
$19,876	—	$(100,605)	$(80,729)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had capital loss carryforwards available in the amount of $100,605 (in thousands) to offset future realized capital gains expiring on 2016.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were not materially different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$340,259	$19,751	$(57,254)	$(37,503)

10

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains(Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains(Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

11

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

H.  Other:

At April 30, 2009, one shareholder held 100% of the outstanding shares of the Portfolio.

12

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual fund return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical example for comparison purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.60	0.24%	$1.19
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

13

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
13.0%	4.7%	5.4%	44.1%	0.3%	9.9%	3.6%	9.3%	7.1%	2.4%	0.2%	100.0%

14

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
Australia & New Zealand Banking Group, Ltd.	3,302,749	$38,088,001	0.8%
Commonwealth Bank of Australia	2,119,091	54,145,231	1.2%
National Australia Bank, Ltd.	2,933,161	43,866,134	0.9%
Other Securities		99,905,696	2.1%
TOTAL — AUSTRALIA		236,005,062	5.0%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		21,671,633	0.5%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		36,754,441	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		133	0.0%
TOTAL — BELGIUM		36,754,574	0.8%
CANADA — (6.5%)
COMMON STOCKS — (6.5%)
EnCana Corp.	560,598	25,692,705	0.5%
# Manulife Financial Corp.	1,562,378	26,604,811	0.6%
Petro-Canada	1,205,300	38,038,715	0.8%
# Sun Life Financial, Inc.	1,262,400	29,515,595	0.6%
# Toronto Dominion Bank	729,198	28,781,719	0.6%
Other Securities		222,552,198	4.8%
TOTAL — CANADA		371,185,743	7.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		48,943,826	1.0%
FINLAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		30,825,926	0.7%
FRANCE — (7.9%)
COMMON STOCKS — (7.7%)
* AXA SA	2,818,397	47,353,868	1.0%
# BNP Paribas SA	1,615,427	85,042,335	1.8%
Credit Agricole SA	1,759,114	25,720,980	0.5%
Societe Generale Paris	720,688	36,833,336	0.8%
# Vivendi SA	2,482,257	66,745,603	1.4%
Other Securities		181,562,214	4.0%
TOTAL COMMON STOCKS		443,258,336	9.5%
RIGHTS/WARRANTS — (0.2%)
Other Securities		7,906,234	0.2%
TOTAL — FRANCE		451,164,570	9.7%
GERMANY — (8.0%)
COMMON STOCKS — (8.0%)
# Allianz SE	442,712	40,785,971	0.9%
# Allianz SE Sponsored ADR	2,834,240	25,678,214	0.5%
# Daimler AG	1,684,003	60,049,288	1.3%
# Deutsche Bank AG	774,190	41,285,440	0.9%
# Deutsche Telekom AG	2,621,866	32,001,474	0.7%

15

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Deutsche Telekom AG Sponsored ADR	2,705,150	$29,432,032	0.6%
# E.ON AG	1,336,631	44,865,879	1.0%
#* E.ON AG Sponsored ADR	1,091,708	36,735,974	0.8%
# Munchener Rueckversicherungs-Gesellschaft AG	388,934	53,739,121	1.1%
Other Securities		95,781,641	2.0%
TOTAL — GERMANY		460,355,034	9.8%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		11,875,809	0.3%
HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
Cheung Kong Holdings, Ltd.	3,224,000	33,545,966	0.7%
Hutchison Whampoa, Ltd.	5,472,000	32,089,763	0.7%
Other Securities		82,736,600	1.8%
TOTAL — HONG KONG		148,372,329	3.2%
IRELAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		60,211	0.0%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Intesa Sanpaolo SpA	10,621,828	33,839,680	0.7%
UniCredito SpA	13,337,664	32,476,877	0.7%
Other Securities		79,042,887	1.7%
TOTAL — ITALY		145,359,444	3.1%
JAPAN — (13.3%)
COMMON STOCKS — (13.3%)
FUJIFILM Holdings Corp.	1,077,300	27,717,044	0.6%
# Kyocera Corp.	327,900	25,466,163	0.6%
# Sony Corp. Sponsored ADR	1,235,319	31,945,349	0.7%
Tokio Marine Holdings, Inc.	1,457,311	38,434,095	0.8%
Other Securities		637,298,957	13.6%
TOTAL — JAPAN		760,861,608	16.3%
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
# ArcelorMittal	1,877,993	43,990,804	0.9%
ING Groep NV	3,093,625	28,199,070	0.6%
Koninklijke Philips Electronics NV	3,072,622	55,439,317	1.2%
Other Securities		51,581,075	1.1%
TOTAL — NETHERLANDS		179,210,266	3.8%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		5,583,782	0.1%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		47,825,298	1.0%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		7,296,563	0.2%
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
DBS Group Holdings, Ltd.	4,164,750	26,476,712	0.6%
Other Securities		51,597,299	1.1%
TOTAL — SINGAPORE		78,074,011	1.7%

16

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
# Banco Santander Central Hispano SA	7,174,788	$69,013,904	1.5%
# Banco Santander SA Sponsored ADR	4,608,838	42,170,868	0.9%
Other Securities		129,097,934	2.7%
TOTAL — SPAIN		240,282,706	5.1%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# Nordea Bank AB	6,583,962	48,973,792	1.1%
Other Securities		90,292,912	1.9%
TOTAL — SWEDEN		139,266,704	3.0%
SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
# Credit Suisse Group AG	1,755,349	68,592,952	1.5%
Credit Suisse Group AG Sponsored ADR	840,377	32,169,631	0.7%
* UBS AG	2,815,663	38,677,332	0.8%
Zurich Financial Services AG	322,012	59,839,659	1.3%
Other Securities		142,943,373	3.0%
TOTAL — SWITZERLAND		342,222,947	7.3%
UNITED KINGDOM — (14.8%)
COMMON STOCKS — (14.8%)
Anglo American P.L.C.	1,329,421	28,606,903	0.6%
Aviva P.L.C.	6,571,996	30,257,745	0.7%
# Barclays P.L.C. Sponsored ADR	2,451,654	39,250,981	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	3,405,193	121,224,871	2.6%
Kingfisher P.L.C.	12,172,495	33,136,239	0.7%
Royal Dutch Shell P.L.C. ADR	1,426,722	64,915,851	1.4%
# Thomson Reuters P.L.C.	1,137,914	29,268,757	0.6%
Vodafone Group P.L.C.	34,976,333	64,285,526	1.4%
Vodafone Group P.L.C. Sponsored ADR	6,615,474	121,393,948	2.6%
Other Securities		318,932,863	6.8%
TOTAL — UNITED KINGDOM		851,273,684	18.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,905,000 FNMA 5.00%, 05/01/23, valued at $13,531,872) to be repurchased at $13,331,070	$13,331	13,331,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (19.3%)
§@ DFA Short Term Investment Fund LP	1,106,332,861	1,106,332,861	23.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,184,573) to be repurchased at $2,141,748	$2,142	2,141,738	0.0%
TOTAL SECURITIES LENDING COLLATERAL		1,108,474,599	23.7%
TOTAL INVESTMENTS — (100.0%) (Cost $5,789,745,691)		$5,736,277,329	122.7%

See accompanying Notes to Financial Statements.
17

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

ASSETS:
Investments at Value (including $1,049,081 of securities on loan)	$4,614,471
Temporary Cash Investments at Value & Cost	13,331
Collateral Received from Securities on Loan at Value & Cost	1,108,475
Foreign Currencies at Value	17,108
Cash	16
Receivables:
Investment Securities Sold	30,380
Dividends, Interest and Tax Reclaims	26,243
Securities Lending Income	2,521
Fund Shares Sold	2,860
Prepaid Expenses and Other Assets	185
Total Assets	5,815,590
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,108,475
Investment Securities Purchased	28,500
Fund Shares Redeemed	981
Due to Advisor	739
Accrued Expenses and Other Liabilities	298
Total Liabilities	1,138,993
NET ASSETS	$4,676,597
Investments at Cost	$4,667,940
Foreign Currencies at Cost	$16,150

See accompanying Notes to Financial Statements.
18

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,887)	$71,843
Interest	181
Income from Securities Lending	7,172
Total Investment Income	79,196
Expenses
Investment Advisory Services Fees	4,232
Accounting & Transfer Agent Fees	243
Custodian Fees	283
Shareholders' Reports	40
Directors'/Trustees' Fees & Expenses	30
Professional Fees	80
Other	55
Total Expenses	4,963
Net Investment Income (Loss)	74,233
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,775)
Futures	(1,124)
Foreign Currency Transactions	442
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(52,510)
Translation of Foreign Currency Denominated Amounts	(597)
Net Realized and Unrealized Gain (Loss)	(80,564)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,331)

See accompanying Notes to Financial Statements.
19

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$74,233	$304,387	$274,613
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,775)	137,811	654,522
Futures	(1,124)	(1,153)	—
Foreign Currency Transactions	442	(4,593)	2,498
In-Kind Redemptions	—	103,024 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(52,510)	(5,026,911)	403,307
Futures	—	19	—
Translation of Foreign Currency Denominated Amounts	(597)	(76)	(180)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,331)	(4,487,492)	1,334,760
Transactions in Interest:
Contributions	299,341	927,878	1,731,698
Withdrawals	(316,750)	(1,378,770)*†	(884,989	)†
Net Increase (Decrease) from Transactions in Interest	(17,409)	(450,892)	846,709
Total Increase (Decrease) in Net Assets	(23,740)	(4,938,384)	2,181,469
Net Assets
Beginning of Period	4,700,337	9,638,721	7,457,252
End of Period	$4,676,597	$4,700,337	$9,638,721

*  See Note J in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
20

THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES†
FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	0.26	%(C)	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$4,676,597		$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.24	%(B)	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.54	%(B)	4.15	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	8	%(C)	16	%(C)	16%	8%	10%	15%	14%

See page 1 for the Definitions of Abbreviations and Footnotes.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
21

THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen investment portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not

22

readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Series. When the Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The DFA International Value Series	$1,264,771	$4,471,506	—	$5,736,277

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts

23

had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $110 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2009, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid by the Trust to the CCO were $54 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$483,633
Sales	343,951

There were no purchases or sales of long-term U.S. government securities.

24

E.  Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed through" to its partners.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,790,472	$304,876	$(359,071)	$(54,195)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §336, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 331(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains(Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

25

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains(Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts:  During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the Series had no outstanding futures contracts.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged

26

interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
0.95%	$11,088	8	$2	$18,062

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

H.  Securities Lending:

As of April 30, 2009, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short-Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnities; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

27

J.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (In-Kind redemption). For financial reporting purposes, the Series recognizes a gain on In-Kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on In-Kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period December 1, 2007 to October 31, 2008, the Series realized $103,024 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature, extent and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group over most performance periods. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanation provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last three years.

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The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

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DFA043009-016S

ITEM 2.                                                     CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                                                     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                                                     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                                                     AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.                                                     INVESTMENTS.

(a)           Please see schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below.  Provided below is a complete schedule of investments for each master fund in which a series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments.  The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
The U.S. Large Company Series	Master fund for U.S. Large Company Institutional Index Portfolio
The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III and LWAS/DFA U.S. High Book to Market Portfolio
The DFA International Value Series	Master fund for DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III and DFA International Value Portfolio IV
The Emerging Markets Series	Master fund for Emerging Markets Portfolio II
The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio II

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depositary Receipt
PLC	Public Liability Company

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
●	Security is being fair valued as of April 30, 2009.
(r)	The adjustable rate shown is effective as of April 30, 2009.
§	Affiliated Fund.
–	Amounts designated as - are either zero or rounded to zero

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (84.4%)
Consumer Discretionary — (8.2%)
#	Abercrombie & Fitch Co.	32,539	$880,505
*	Amazon.com, Inc.	120,152	9,674,639
*	Apollo Group, Inc. Class A	39,955	2,515,167
# *	AutoNation, Inc.	40,325	714,156
# *	Autozone, Inc.	14,176	2,358,745
# *	Bed Bath and Beyond, Inc.	97,084	2,953,295
#	Best Buy Co., Inc.	126,722	4,863,590
*	Big Lots, Inc.	30,694	848,382
	Black & Decker Corp.	22,477	905,823
	Carnival Corp.	163,635	4,398,509
	CBS Corp. Class B	253,843	1,787,055
#	Centex Corp.	46,481	508,502
*	Coach, Inc.	120,000	2,940,000
	Comcast Corp. Class A	1,076,779	16,647,003
#	D.R. Horton, Inc.	103,010	1,344,280
#	Darden Restaurants, Inc.	51,205	1,893,049
	Disney (Walt) Co.	693,896	15,196,322
*	Dr Pepper Snapple Group, Inc.	94,827	1,963,867
#	Eastman Kodak Co.	100,251	305,766
# *	Expedia, Inc.	78,407	1,067,119
	Family Dollar Stores, Inc.	52,298	1,735,771
*	Ford Motor Co.	895,741	5,356,531
	Fortune Brands, Inc.	56,125	2,206,274
*	GameStop Corp. Class A	61,219	1,846,365
#	Gannett Co., Inc.	85,378	333,828
	Gap, Inc.	174,294	2,708,529
#	General Motors Corp.	228,205	438,154
#	Genuine Parts Co.	59,599	2,023,982
*	Goodyear Tire & Rubber Co.	90,216	991,474
	H&R Block, Inc.	126,967	1,922,280
#	Harley-Davidson, Inc.	87,315	1,934,900
	Harman International Industries, Inc.	21,894	398,252
#	Hasbro, Inc.	46,331	1,235,184
	Home Depot, Inc.	633,760	16,680,563
	International Game Technology	110,419	1,363,675
# *	Interpublic Group of Companies, Inc.	178,085	1,114,812
#	J.C. Penney Co., Inc.	83,051	2,548,835
#	Johnson Controls, Inc.	222,116	4,222,425
	KB HOME	28,135	508,399
# *	Kohl’s Corp.	113,902	5,165,456
#	Leggett & Platt, Inc.	58,632	841,956
#	Lennar Corp. Class A	52,806	514,330
	Limited Brands, Inc.	101,144	1,155,064

1

	Lowe’s Companies, Inc.	547,870	11,779,205
#	Macy’s, Inc.	157,205	2,150,564
#	Marriott International, Inc. Class A	109,852	2,588,113
	Mattel, Inc.	133,993	2,004,535
	McDonald’s Corp.	416,270	22,183,028
	McGraw-Hill Companies, Inc.	117,525	3,543,379
#	Meredith Corp.	13,460	337,577
	Newell Rubbermaid, Inc.	103,616	1,082,787
	News Corp. Class A	859,786	7,101,832
	NIKE, Inc. Class B	144,757	7,595,400
#	Nordstrom, Inc.	59,577	1,348,228
*	Office Depot, Inc.	102,730	266,071
	Omnicom Group, Inc.	116,225	3,657,601
# *	O’Reilly Automotive, Inc.	50,440	1,959,594
#	Polo Ralph Lauren Corp.	21,114	1,136,778
	Pulte Homes, Inc.	80,226	923,401
#	RadioShack Corp.	46,754	658,296
	Scripps Networks Interactive	33,698	924,673
# *	Sears Holdings Corp.	20,520	1,281,884
#	Sherwin-Williams Co.	36,803	2,084,522
	Snap-On, Inc.	21,478	728,534
#	Staples, Inc.	266,662	5,498,570
*	Starbucks Corp.	274,592	3,970,600
#	Starwood Hotels & Resorts Worldwide, Inc.	68,196	1,422,569
	Target Corp.	281,388	11,610,069
# *	The DIRECTV Group, Inc.	197,736	4,890,011
	The New York Times Co. Class A	43,585	234,487
#	The Stanley Works	29,486	1,121,353
#	The TJX Companies, Inc.	155,627	4,352,887
#	Tiffany & Co.	46,017	1,331,732
	Time Warner Cable, Inc.	131,688	4,244,304
	Time Warner, Inc.	447,038	9,758,840
	Tyco Electronics, Ltd.	171,204	2,985,798
	V.F. Corp.	32,940	1,952,354
*	Viacom, Inc. Class B	226,636	4,360,477
	Washington Post Co.	2,248	940,990
#	Whirlpool Corp.	27,492	1,241,539
	Wyndham Worldwide Corp.	66,352	774,991
# *	Wynn Resorts, Ltd.	25,001	980,789
	Yum! Brands, Inc.	171,921	5,733,565
Total Consumer Discretionary			273,754,740

Consumer Staples — (10.1%)
	Altria Group, Inc.	772,341	12,612,329
	Archer-Daniels-Midland Co.	239,937	5,907,249
#	Avon Products, Inc.	159,368	3,627,216
	Brown-Forman Corp. Class B	36,659	1,704,643
#	Campbell Soup Co.	76,561	1,969,149
	Clorox Co.	51,966	2,912,694
	Coca-Cola Co.	744,086	32,032,902
	Coca-Cola Enterprises, Inc.	118,534	2,022,190
#	Colgate-Palmolive Co.	187,391	11,056,069
#	ConAgra, Inc.	167,128	2,958,166
*	Constellation Brands, Inc. Class A	72,786	843,590
#	Costco Wholesale Corp.	161,945	7,870,527

2

	CVS Caremark Corp.	544,070	17,290,545
# *	Dean Foods Co.	57,692	1,194,224
#	Estee Lauder Companies, Inc.	43,377	1,296,972
	General Mills, Inc.	122,550	6,212,059
#	Heinz (H.J.) Co.	117,608	4,048,067
	Hormel Foods Corp.	26,099	816,638
	J.M. Smucker Co.	44,268	1,744,159
	Kellogg Co.	94,226	3,967,857
#	Kimberly-Clark Corp.	154,681	7,601,024
	Kraft Foods, Inc.	549,255	12,852,567
	Lorillard, Inc.	62,825	3,966,142
#	McCormick & Co., Inc.	48,633	1,432,242
	Molson Coors Brewing Co.	56,016	2,142,612
	Pepsi Bottling Group, Inc.	50,616	1,582,762
	PepsiCo, Inc.	581,740	28,947,382
	Philip Morris International, Inc.	749,074	27,116,479
	Procter & Gamble Co.	1,095,539	54,163,448
	Reynolds American, Inc.	63,188	2,399,880
	Safeway, Inc.	160,321	3,166,340
	Sara Lee Corp.	259,993	2,163,142
	SUPERVALU, Inc.	79,150	1,294,102
	Sysco Corp.	220,248	5,138,386
#	The Hershey Co.	61,939	2,238,475
	The Kroger Co.	243,886	5,272,815
	Tyson Foods, Inc. Class A	113,005	1,191,073
#	Walgreen Co.	368,843	11,592,735
	Wal-Mart Stores, Inc.	835,760	42,122,304
#	Whole Foods Market, Inc.	52,480	1,087,910
Total Consumer Staples			339,559,065

Energy — (10.6%)
	Anadarko Petroleum Corp.	171,902	7,402,100
	Apache Corp.	125,130	9,116,972
#	Baker Hughes, Inc.	115,456	4,107,924
#	BJ Services Co.	109,166	1,516,316
	Cabot Oil & Gas Corp.	38,668	1,167,387
# *	Cameron International Corp.	81,075	2,073,898
	Chesapeake Energy Corp.	210,086	4,140,795
	Chevron Corp.	749,301	49,528,796
	ConocoPhillips	553,311	22,685,751
#	CONSOL Energy, Inc.	67,500	2,111,400
*	Denbury Resources, Inc.	92,845	1,511,517
	Devon Energy Corp.	165,891	8,601,448
#	Diamond Offshore Drilling, Inc.	25,979	1,881,139
	El Paso Corp.	261,140	1,801,866
	ENSCO International, Inc.	53,010	1,499,123
#	EOG Resources, Inc.	93,333	5,924,779
	Exxon Mobil Corp.	1,847,176	123,151,224
	Halliburton Co.	335,362	6,781,020
	Hess Corp.	106,059	5,810,973
	Marathon Oil Corp.	264,471	7,854,789
#	Massey Energy Co.	31,956	508,420
#	Murphy Oil Corp.	71,297	3,401,580
# *	Nabors Industries, Ltd.	105,758	1,608,579
*	National-Oilwell, Inc.	156,013	4,724,074

3

	Noble Energy, Inc.	64,634	3,667,979
	Occidental Petroleum Corp.	302,886	17,049,453
	Peabody Energy Corp.	99,939	2,637,390
	Pioneer Natural Resources Co.	43,216	999,154
#	Range Resources Corp.	58,389	2,333,808
	Rowan Companies, Inc.	42,240	659,366
	Schlumberger, Ltd.	447,059	21,901,420
#	Smith International, Inc.	81,955	2,118,537
*	Southwestern Energy Co.	128,449	4,606,181
	Spectra Energy Corp.	240,479	3,486,945
	Sunoco, Inc.	43,688	1,158,169
#	Tesoro Petroleum Corp.	51,723	788,776
	The Williams Companies, Inc.	216,508	3,052,763
	Valero Energy Corp.	192,994	3,829,001
	XTO Energy, Inc.	216,687	7,510,371
Total Energy			354,711,183

Financials — (9.5%)
#	AFLAC, Inc.	174,753	5,048,613
	Allstate Corp.	200,371	4,674,655
	American Express Co.	437,738	11,039,752
#	American International Group, Inc.	1,005,797	1,388,000
	Ameriprise Financial, Inc.	81,794	2,155,272
	AON Corp.	102,247	4,314,823
	Assurant, Inc.	44,024	1,075,947
	Bank of America Corp.	2,392,832	21,367,990
	Bank of New York Mellon Corp.	429,489	10,943,380
#	BB&T Corp.	209,064	4,879,554
	Capital One Financial Corp.	146,463	2,451,791
# *	CB Richard Ellis Group, Inc.	84,075	630,563
	Chubb Corp.	131,697	5,129,598
	Cincinnati Financial Corp.	60,743	1,454,795
	CIT Group, Inc.	145,321	322,613
#	Citigroup, Inc.	2,047,002	6,243,356
	CME Group, Inc.	24,799	5,489,259
	Comerica, Inc.	56,522	1,185,832
	Discover Financial Services	179,967	1,463,132
# *	E*TRADE Financial Corp.	213,829	305,775
#	Federated Investors, Inc.	33,260	760,989
#	Fifth Third Bancorp	215,826	884,887
#	First Horizon National Corp.	78,879	907,904
	Franklin Resources, Inc.	56,591	3,422,624
	Genworth Financial, Inc.	161,913	382,115
	Goldman Sachs Group, Inc.	172,614	22,180,899
	Hartford Financial Services Group, Inc.	121,569	1,394,396
	Hudson City Bancorp, Inc.	195,251	2,452,353
#	Huntington Bancshares, Inc.	136,862	381,845
# *	IntercontinentalExchange, Inc.	27,155	2,378,778
	Invesco, Ltd.	141,452	2,082,173
#	Janus Capital Group, Inc.	59,103	592,803
	JPMorgan Chase & Co.	1,404,708	46,355,364
#	KeyCorp	184,919	1,137,252
#	Legg Mason, Inc.	53,380	1,071,337
# *	Leucadia National Corp.	67,754	1,438,417
	Lincoln National Corp.	95,708	1,075,758

4

	Loews Corp.	135,001	3,360,175
#	M&T Bank Corp.	29,058	1,524,092
	Marsh & McLennan Cos., Inc.	192,499	4,059,804
	Marshall & Ilsley Corp.	99,177	573,243
#	MasterCard, Inc. Class A	27,079	4,967,643
# *	MBIA, Inc.	63,973	302,592
	MetLife, Inc.	305,796	9,097,431
	Moody’s Corp.	71,213	2,102,208
	Morgan Stanley	401,645	9,494,888
	Northern Trust Corp.	89,138	4,845,542
	NYSE Euronext, Inc.	96,813	2,243,157
#	People’s United Financial, Inc.	130,166	2,033,193
#	PNC Financial Services Group, Inc.	159,968	6,350,730
#	Principal Financial Group, Inc.	97,022	1,585,339
*	Progressive Corp.	252,959	3,865,214
	Prudential Financial, Inc.	158,490	4,577,191
	Regions Financial Corp.	259,652	1,165,837
# *	SLM Corp.	174,714	843,869
	State Street Corp.	161,467	5,510,869
#	SunTrust Banks, Inc.	133,327	1,925,242
#	T. Rowe Price Group, Inc.	95,704	3,686,518
#	The Charles Schwab Corp.	350,405	6,475,484
*	The NASDAQ OMX Group, Inc.	51,325	986,980
	The Travelers Companies, Inc.	218,624	8,994,191
#	Torchmark Corp.	31,589	926,505
	U.S. Bancorp	656,070	11,953,595
	Unum Group	123,787	2,022,680
#	Wells Fargo & Co.	1,584,076	31,697,361
	XL Capital, Ltd.	127,917	1,216,491
	Zions Bancorporation	43,113	471,225
Total Financials			319,323,883

Health Care — (11.7%)
	Abbott Laboratories	577,662	24,175,155
	Aetna, Inc.	169,517	3,731,069
#	Allergan, Inc.	114,947	5,363,427
	AmerisourceBergen Corp.	56,921	1,914,822
# *	Amgen, Inc.	386,494	18,733,364
#	Bard (C.R.), Inc.	37,167	2,662,272
	Baxter International, Inc.	229,456	11,128,616
	Becton Dickinson & Co.	89,603	5,419,189
# *	Biogen Idec, Inc.	111,112	5,371,154
*	Boston Scientific Corp.	561,533	4,722,493
	Bristol-Myers Squibb Co.	739,938	14,206,810
	Cardinal Health, Inc.	134,713	4,551,952
# *	Celgene Corp.	171,746	7,336,989
# *	Cephalon, Inc.	25,720	1,687,489
	Cigna Corp.	101,313	1,996,879
*	Coventry Health Care, Inc.	55,431	881,907
	Covidien, Ltd.	188,353	6,211,882
# *	DaVita, Inc.	38,836	1,800,825
#	DENTSPLY International, Inc.	55,546	1,589,727
	Eli Lilly & Co.	377,960	12,442,443
*	Express Scripts, Inc.	92,580	5,922,343
*	Forest Laboratories, Inc.	112,742	2,445,374

5

*	Genzyme Corp.	101,431	5,409,315
*	Gilead Sciences, Inc.	340,513	15,595,495
*	Hospira, Inc.	59,668	1,961,287
*	Humana, Inc.	63,117	1,816,507
#	IMS Health, Inc.	67,882	852,598
# *	Intuitive Surgical, Inc.	14,647	2,105,213
	Johnson & Johnson	1,033,854	54,132,595
*	King Pharmaceuticals, Inc.	92,137	726,040
# *	Laboratory Corp. of America Holdings	40,481	2,596,856
*	Life Technologies Corp.	64,966	2,423,232
	McKesson Corp.	102,357	3,787,209
*	Medco Health Solutions, Inc.	183,544	7,993,341
	Medtronic, Inc.	417,990	13,375,680
#	Merck & Co., Inc.	787,860	19,097,726
# *	Millipore Corp.	20,706	1,223,725
# *	Mylan, Inc.	113,897	1,509,135
# *	Patterson Companies, Inc.	34,191	699,548
	PerkinElmer, Inc.	43,426	632,717
#	Pfizer, Inc.	2,521,375	33,685,570
	Quest Diagnostics, Inc.	57,701	2,961,792
	Schering-Plough Corp.	607,950	13,995,009
*	St. Jude Medical, Inc.	129,391	4,337,186
#	Stryker Corp.	88,933	3,442,596
# *	Tenet Healthcare Corp.	155,254	349,322
*	Thermo Fisher Scientific, Inc.	156,308	5,483,285
	UnitedHealth Group, Inc.	454,395	10,687,370
*	Varian Medical Systems, Inc.	46,496	1,551,572
# *	Waters Corp.	36,276	1,602,311
*	Watson Pharmaceuticals, Inc.	39,108	1,210,002
*	WellPoint, Inc.	186,296	7,966,017
	Wyeth	497,681	21,101,674
*	Zimmer Holdings, Inc.	83,296	3,664,191
Total Health Care			392,272,297

Industrials — (8.8%)
#	3M Co.	259,338	14,937,869
	Avery Dennison Corp.	42,139	1,211,075
	B.F. Goodrich Co.	46,263	2,048,526
#	Boeing Co.	271,425	10,870,571
	Burlington Northern Santa Fe Corp.	104,029	7,019,877
#	C.H. Robinson Worldwide, Inc.	63,623	3,382,199
#	Caterpillar, Inc.	224,849	8,000,127
	Cintas Corp.	49,116	1,260,317
#	Cooper Industries, Ltd.	62,464	2,048,195
	CSX Corp.	149,240	4,416,012
#	Cummins, Inc.	75,264	2,558,976
#	Danaher Corp.	95,303	5,569,507
#	Deere & Co.	157,994	6,518,832
#	Dover Corp.	69,531	2,140,164
	Eaton Corp.	61,751	2,704,694
	Emerson Electric Co.	282,231	9,607,143
	Equifax, Inc.	47,276	1,378,568
#	Expeditors International of Washington, Inc.	79,287	2,752,052
#	Fastenal Co.	48,302	1,852,865
	FedEx Corp.	116,360	6,511,506

6

	Flowserve Corp.	20,902	1,419,246
#	Fluor Corp.	67,853	2,569,593
	General Dynamics Corp.	144,311	7,456,549
	General Electric Co.	3,947,477	49,935,584
	Honeywell International, Inc.	274,809	8,576,789
#	Illinois Tool Works, Inc.	143,672	4,712,442
#	Ingersoll-Rand Co., Ltd. Class A	119,190	2,594,766
	ITT Industries, Inc.	67,956	2,786,876
# *	Jacobs Engineering Group, Inc.	46,006	1,750,068
	L-3 Communications Holdings, Inc.	44,326	3,375,425
	Lockheed Martin Corp.	124,111	9,746,437
	Masco Corp.	134,380	1,190,607
*	Monster Worldwide, Inc.	47,830	660,054
#	Norfolk Southern Corp.	136,982	4,887,518
	Northrop Grumman Corp.	122,299	5,913,157
#	Paccar, Inc.	135,601	4,805,699
	Pall Corp.	44,136	1,165,632
	Parker Hannifin Corp.	60,057	2,723,585
#	Pitney Bowes, Inc.	77,121	1,892,549
	Precision Castparts Corp.	52,307	3,915,702
	R. R. Donnelley & Sons Co.	76,706	893,625
	Raytheon Co.	149,563	6,764,734
	Republic Services, Inc.	120,350	2,527,350
#	Robert Half International, Inc.	56,577	1,358,980
#	Rockwell Automation, Inc.	52,996	1,674,144
#	Rockwell Collins, Inc.	59,099	2,266,447
	Ryder System, Inc.	20,796	575,841
	Southwest Airlines Co.	276,665	1,931,122
*	Stericycle, Inc.	31,880	1,500,910
#	Textron, Inc.	90,813	974,423
	The Dun & Bradstreet Corp.	19,953	1,624,174
#	The Manitowoc Co., Inc.	48,728	289,932
	Union Pacific Corp.	188,093	9,242,890
#	United Parcel Service, Inc.	372,093	19,475,348
#	United Technologies Corp.	352,228	17,202,816
#	W.W. Grainger, Inc.	23,783	1,994,918
#	Waste Management, Inc.	183,707	4,899,466
Total Industrials			294,064,473

Information Technology — (15.4%)
# *	Adobe Systems, Inc.	195,883	5,357,400
# *	Advanced Micro Devices, Inc.	209,270	755,465
*	Affiliated Computer Services, Inc. Class A	36,466	1,764,225
*	Agilent Technologies, Inc.	131,569	2,402,450
# *	Akamai Technologies, Inc.	63,729	1,403,313
#	Altera Corp.	109,630	1,788,065
#	Amphenol Corp.	63,989	2,165,388
#	Analog Devices, Inc.	108,860	2,316,541
*	Apple, Inc.	332,887	41,887,171
#	Applied Materials, Inc.	496,908	6,067,247
*	Autodesk, Inc.	84,586	1,686,645
#	Automatic Data Processing, Inc.	188,726	6,643,155
# *	BMC Software, Inc.	69,019	2,392,889
*	Broadcom Corp.	159,025	3,687,790
	CA, Inc.	147,403	2,542,702

7

# *	Ciena Corp.	33,893	405,021
*	Cisco Sytems, Inc.	2,181,871	42,153,748
# *	Citrix Systems, Inc.	67,326	1,920,811
*	Cognizant Technology Solutions Corp.	109,059	2,703,573
*	Computer Sciences Corp.	56,630	2,093,045
# *	Compuware Corp.	92,182	689,521
*	Convergys Corp.	45,676	461,784
	Corning, Inc.	581,267	8,498,124
*	Dell, Inc.	646,875	7,516,688
# *	eBay, Inc.	402,839	6,634,758
*	Electronic Arts, Inc.	120,295	2,448,003
# *	EMC Corp.	752,036	9,423,011
	Fidelity National Information Services, Inc.	71,366	1,273,883
*	Fiserv, Inc.	58,312	2,176,204
*	FLIR Systems, Inc.	56,369	1,250,264
*	Google, Inc.	89,570	35,467,033
	Harris Corp.	49,947	1,527,379
	Hewlett-Packard Co.	895,851	32,232,719
#	Intel Corp.	2,079,070	32,807,725
	International Business Machines Corp.	501,517	51,761,570
*	Intuit, Inc.	120,071	2,777,242
*	Iron Mountain, Inc.	67,140	1,912,819
#	Jabil Circuit, Inc.	79,933	647,457
*	JDS Uniphase Corp.	80,413	370,704
# *	Juniper Networks, Inc.	195,172	4,225,474
	KLA-Tencor Corp.	63,490	1,761,213
# *	Lexmark International, Inc.	29,072	570,393
	Linear Technology Corp.	82,930	1,806,215
*	LSI Corp.	242,272	930,324
*	McAfee, Inc.	57,602	2,162,379
*	MEMC Electronic Materials, Inc.	83,533	1,353,235
#	Microchip Technology, Inc.	68,079	1,565,817
*	Micron Technology, Inc.	308,019	1,503,133
	Microsoft Corp.	2,858,023	57,903,546
#	Molex, Inc.	51,802	863,539
	Motorola, Inc.	850,977	4,705,903
#	National Semiconductor Corp.	72,876	901,476
# *	NetApp, Inc.	123,630	2,262,429
*	Novell, Inc.	128,731	484,029
# *	Novellus Systems, Inc.	36,286	655,325
# *	Nvidia Corp.	200,752	2,304,633
	Oracle Corp.	1,433,554	27,724,934
#	Paychex, Inc.	120,037	3,242,199
# *	QLogic Corp.	45,317	642,595
#	QUALCOMM, Inc.	616,562	26,092,904
# *	Salesforce.com, Inc.	39,507	1,691,295
*	Sandisk Corp.	84,533	1,328,859
*	Sun Microsystems, Inc.	278,369	2,549,860
*	Symantec Corp.	306,882	5,293,715
*	Tellabs, Inc.	147,901	775,001
*	Teradata Corp.	64,688	1,081,583
*	Teradyne, Inc.	64,553	383,445
#	Texas Instruments, Inc.	477,174	8,617,762
	Total System Services, Inc.	73,740	919,538
# *	VeriSign, Inc.	71,891	1,479,517

8

	Western Union Co.	265,394	4,445,350
	Xerox Corp.	323,255	1,975,088
#	Xilinx, Inc.	102,461	2,094,303
*	Yahoo!, Inc.	521,150	7,447,234
Total Information Technology			515,757,777

Materials — (2.8%)
	Air Products & Chemicals, Inc.	78,367	5,164,385
#	AK Steel Holding Corp.	41,457	539,356
	Alcoa, Inc.	355,226	3,221,900
	Allegheny Technologies, Inc.	36,428	1,192,288
	Ball Corp.	35,053	1,322,199
	Bemis Co., Inc.	37,331	897,437
	CF Industries Holdings, Inc.	18,088	1,303,240
	Dow Chemical Co.	345,519	5,528,304
#	du Pont (E.I.) de Nemours & Co.	337,364	9,412,456
	Eastman Chemical Co.	27,117	1,076,003
#	Ecolab, Inc.	62,684	2,416,468
	Freeport-McMoRan Copper & Gold, Inc. Class B	153,881	6,563,025
#	International Flavors & Fragrances, Inc.	29,416	917,779
	International Paper Co.	159,898	2,024,309
	MeadWestavco Corp.	63,849	999,875
	Monsanto Co.	204,818	17,387,000
#	Newmont Mining Corp.	182,860	7,358,286
	Nucor Corp.	117,383	4,776,314
# *	Owens-Illinois, Inc.	62,479	1,523,863
*	Pactiv Corp.	49,164	1,074,725
	PPG Industries, Inc.	61,389	2,704,185
	Praxair, Inc.	114,787	8,564,258
	Sealed Air Corp.	59,013	1,124,788
#	Sigma-Aldrich Corp.	45,651	2,001,340
#	Titanium Metals Corp.	31,813	216,010
#	United States Steel Corp.	52,259	1,387,476
	Vulcan Materials Co.	41,252	1,961,533
	Weyerhaeuser Co.	78,956	2,783,989
Total Materials			95,442,791

Real Estate Investment Trusts — (0.8%)
	Apartment Investment & Management Co. Class A	43,845	320,069
#	AvalonBay Communities, Inc.	29,808	1,693,392
#	Boston Properties, Inc.	45,328	2,240,110
	Developers Diversified Realty Corp.	2,851	11,775
	Equity Residential	101,969	2,334,070
#	HCP, Inc.	94,918	2,083,450
	Health Care REIT, Inc.	41,392	1,410,225
	Host Marriott Corp.	221,085	1,700,144
#	Kimco Realty Corp.	87,144	1,047,471
#	Plum Creek Timber Co., Inc.	61,615	2,126,950
#	ProLogis	100,029	911,264
#	Public Storage	46,875	3,134,063
	Simon Property Group, Inc.	94,131	4,857,160
#	Ventas, Inc.	58,370	1,671,717
#	Vornado Realty Trust	57,640	2,818,020
Total Real Estate Investment Trusts			28,359,880

9

Telecommunication Services — (3.1%)
*	American Tower Corp.	148,434	4,714,264
	AT&T, Inc.	2,202,912	56,438,605
#	CenturyTel, Inc.	37,498	1,018,071
	Embarq Corp.	53,298	1,948,575
	Frontier Communications Corp.	116,367	827,369
#	Qwest Communications International, Inc.	549,327	2,136,882
*	Sprint Nextel Corp.	1,070,920	4,669,211
	Verizon Communications, Inc.	1,061,801	32,215,042
	Windstream Corp.	164,881	1,368,512
Total Telecommunication Services			105,336,531

Utilities — (3.4%)
# *	AES Corp.	249,030	1,760,642
#	Allegheny Energy, Inc.	63,325	1,641,384
	Ameren Corp.	79,439	1,828,686
	American Electric Power Co., Inc.	174,218	4,595,871
	CenterPoint Energy, Inc.	129,858	1,381,689
#	CMS Energy Corp.	84,710	1,018,214
#	Consolidated Edison, Inc.	102,363	3,800,738
#	Constellation Energy Group	74,433	1,792,347
	Dominion Resources, Inc.	218,104	6,578,017
	DTE Energy Co.	61,025	1,804,509
	Duke Energy Corp.	478,892	6,613,499
*	Dynegy, Inc.	189,216	336,804
	Edison International	121,787	3,472,147
	Entergy Corp.	70,815	4,586,688
	EQT Corp.	48,915	1,645,011
#	Exelon Corp.	246,049	11,350,240
#	FirstEnergy Corp.	113,947	4,660,432
#	FPL Group, Inc.	152,863	8,222,501
#	Integrys Energy Group, Inc.	28,567	754,454
#	Nicor, Inc.	16,894	542,973
	NiSource, Inc.	102,534	1,126,849
	Northeast Utilities, Inc.	64,366	1,352,973
	Pepco Holdings, Inc.	81,904	978,753
#	PG&E Corp.	136,722	5,075,121
#	Pinnacle West Capital Corp.	37,749	1,033,568
	PPL Corp.	140,292	4,196,134
	Progress Energy, Inc.	103,014	3,514,838
	Public Service Enterprise Group, Inc.	189,139	5,643,908
	Questar Corp.	64,892	1,928,590
	SCANA Corp.	45,297	1,368,875
#	Sempra Energy	90,992	4,187,452
#	Southern Co.	290,673	8,394,636
	TECO Energy, Inc.	79,592	842,879
	Wisconsin Energy Corp.	43,703	1,746,372
#	Xcel Energy, Inc.	169,786	3,130,854
Total Utilities			112,908,648

TOTAL COMMON STOCKS			2,831,491,268

10

Face
Amount
(000)
TEMPORARY CASH INVESTMENTS — (2.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $78,230,000 FHLMC 4.50%, 05/01/23, valued at $74,771,704) to be repurchased at $73,662,389	$73,662	73,662,000

		Shares
SECURITIES LENDING COLLATERAL — (13.4%)
§ @	DFA Short Term Investment Fund LP	448,664,132	448,664,132

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,880,483 FNMA 7.000%, 12/01/38, valued at $2,758,031) to be repurchased at $2,677,713	$2,678	2,677,700

TOTAL SECURITIES LENDING COLLATERAL			451,341,832

TOTAL INVESTMENTS - (100.0%)
(Cost $3,693,209,643)			$3,356,495,100

See accompanying Notes to Financial Statements.

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (84.3%)
Consumer Discretionary — (14.5%)
*	Ascent Media Corp.	50,869	$1,310,385
* #	AutoNation, Inc.	307,114	5,438,989
#	Bunge, Ltd.	180,424	8,662,156
	Carnival Corp.	2,310,498	62,106,186
#	CBS Corp. Class B	4,471,899	31,482,169
	Comcast Corp. Class A	11,815,542	182,668,279
	Comcast Corp. Special Class A	3,259,343	47,847,155
*	Discovery Communications, Inc. (25470F104)	499,995	9,494,905
*	Discovery Communications, Inc. (25470F302)	504,695	8,842,256
	Disney (Walt) Co.	3,646,964	79,868,512
*	Dr Pepper Snapple Group, Inc.	399,380	8,271,160
* #	Expedia, Inc.	1,137,251	15,477,986
#	Fortune Brands, Inc.	657,410	25,842,787
#	J.C. Penney Co., Inc.	813,060	24,952,811
#	Johnson Controls, Inc.	1,097,434	20,862,220
#	Leggett & Platt, Inc.	684,328	9,826,950
* #	Liberty Global, Inc. Class A	304,305	5,017,990
* #	Liberty Global, Inc. Series C	333,205	5,451,234
*	Liberty Media Corp. - Entertainment Class A	3,004,009	73,147,619
*	Liberty Media Corp. Interactive Class A	3,585,265	19,001,905
#	Macy’s, Inc.	1,812,030	24,788,570
* #	Mohawk Industries, Inc.	392,417	18,565,248
	News Corp. Class A	3,089,831	25,522,004
#	News Corp. Class B	1,536,161	14,009,788
#	Royal Caribbean Cruises, Ltd.	544,275	8,017,171
* #	Sears Holdings Corp.	503,427	31,449,085
*	Ticketmaster Entertainment, Inc.	73,729	387,815
	Time Warner Cable, Inc.	1,980,956	63,846,212
	Time Warner, Inc.	6,156,393	134,394,059
* #	Toll Brothers, Inc.	904,000	18,315,040
#	Tyco Electronics, Ltd.	1,547,828	26,994,120
	Washington Post Co.	21,735	9,098,054
#	Whirlpool Corp.	322,215	14,551,229
Total Consumer Discretionary			1,035,512,049

Consumer Staples — (5.0%)
	Archer-Daniels-Midland Co.	1,665,460	41,003,625
*	Constellation Brands, Inc. Class A	851,502	9,868,908
#	Corn Products International, Inc.	428,526	10,241,771
	CVS Caremark Corp.	4,387,117	139,422,578
	J.M. Smucker Co.	415,202	16,358,959
	Kraft Foods, Inc.	2,137,904	50,026,954
	Molson Coors Brewing Co.	755,890	28,912,793

1

	PepsiAmericas, Inc.	521,775	12,820,012
#	Ralcorp Holdings, Inc.	41,800	2,389,288
*	Smithfield Foods, Inc.	360,420	3,114,029
#	SUPERVALU, Inc.	1,327,679	21,707,552
	Tyson Foods, Inc. Class A	1,926,959	20,310,148
Total Consumer Staples			356,176,617

Energy — (13.4%)
	Anadarko Petroleum Corp.	2,783,468	119,856,132
#	Apache Corp.	1,942,671	141,543,009
#	BJ Services Co.	247,500	3,437,775
	Cabot Oil & Gas Corp.	205,645	6,208,423
#	Chesapeake Energy Corp.	2,496,221	49,200,516
#	Cimarex Energy Co.	406,047	10,922,664
	ConocoPhillips	5,133,566	210,476,206
	Devon Energy Corp.	1,962,942	101,778,543
#	ENSCO International, Inc.	614,773	17,385,780
* #	Forest Oil Corp.	262,748	4,203,968
#	Helmerich & Payne, Inc.	17,866	550,630
#	Marathon Oil Corp.	3,096,335	91,961,150
*	National-Oilwell, Inc.	500,000	15,140,000
*	Newfield Exploration Co.	650,516	20,283,089
#	Noble Energy, Inc.	443,900	25,191,325
#	Patterson-UTI Energy, Inc.	269,500	3,425,345
*	Petrohawk Energy Corp.	439,600	10,374,560
#	Pioneer Natural Resources Co.	650,933	15,049,571
*	Plains Exploration & Production Co.	211,800	3,996,666
*	Pride International, Inc.	644,204	14,623,431
#	Rowan Companies, Inc.	456,566	7,126,995
	Sunoco, Inc.	150,000	3,976,500
#	Tesoro Petroleum Corp.	321,700	4,905,925
#	Tidewater, Inc.	273,715	11,838,174
	Valero Energy Corp.	1,735,295	34,428,253
	XTO Energy, Inc.	1,015,200	35,186,832
Total Energy			963,071,462

Financials — (25.0%)
* #	Allegheny Corp.	36,844	9,345,961
	Allied World Assurance Co. Holdings, Ltd.	5,000	185,700
	Allstate Corp.	2,540,615	59,272,548
	American Financial Group, Inc.	705,893	12,409,599
#	American National Insurance Co.	70,452	4,781,577
	Ameriprise Financial, Inc.	115,366	3,039,894
*	Arch Capital Group, Ltd.	39,765	2,297,622
	Aspen Insurance Holdings, Ltd.	55,754	1,314,679
#	Associated Banc-Corp.	375,110	5,802,952
	Assurant, Inc.	218,809	5,347,692
	Axis Capital Holdings, Ltd.	242,766	5,981,754
#	Bank of America Corp.	10,552,600	94,234,718
#	Bank of New York Mellon Corp.	1,972,678	50,263,835
#	BB&T Corp.	531,740	12,410,812
#	BlackRock, Inc.	275,209	40,323,623
#	Capital One Financial Corp.	1,668,884	27,937,118
	Chubb Corp.	1,620,173	63,105,738
#	Cincinnati Financial Corp.	1,073,792	25,717,318

2

#	Citigroup, Inc.	4,525,437	13,802,583
	CME Group, Inc.	119,537	26,459,515
	CNA Financial Corp.	1,783,440	21,347,777
#	Comerica, Inc.	506,408	10,624,440
	Discover Financial Services	1,976,830	16,071,628
#	Everest Re Group, Ltd.	73,800	5,508,432
	Fidelity National Financial, Inc.	935,959	16,968,937
	First American Corp.	672,080	18,872,006
	First Horizon National Corp.	406,110	4,674,326
#	Goldman Sachs Group, Inc.	511,700	65,753,450
	Hanover Insurance Group, Inc.	318,054	9,535,259
#	Hartford Financial Services Group, Inc.	1,274,698	14,620,786
#	HCC Insurance Holdings, Inc.	467,789	11,189,513
#	Invesco, Ltd.	579,203	8,525,868
	JPMorgan Chase & Co.	7,983,370	263,451,210
#	KeyCorp	1,129,300	6,945,195
#	Legg Mason, Inc.	318,747	6,397,252
	Lincoln National Corp.	1,308,073	14,702,741
	Loews Corp.	2,618,560	65,175,958
#	M&T Bank Corp.	440,052	23,080,727
* #	Markel Corp.	3,760	1,079,120
#	Marshall & Ilsley Corp.	719,200	4,156,976
#	Mercury General Corp.	156,425	5,284,037
	MetLife, Inc.	4,847,114	144,201,642
#	Morgan Stanley	4,266,297	100,855,261
#	New York Community Bancorp, Inc.	2,046,700	23,148,177
#	NYSE Euronext, Inc.	561,721	13,015,076
	Odyssey Re Holdings Corp.	345,255	13,219,814
#	Old Republic International Corp.	1,712,484	16,045,975
	PartnerRe, Ltd.	79,932	5,450,563
#	PNC Financial Services Group, Inc.	390,668	15,509,520
#	Prudential Financial, Inc.	1,829,600	52,838,848
#	Raymond James Financial, Inc.	35,371	554,971
#	Regions Financial Corp.	594,200	2,667,958
#	Reinsurance Group of America, Inc.	890,305	28,302,796
#	SunTrust Banks, Inc.	1,195,360	17,260,998
	The Travelers Companies, Inc.	3,408,676	140,232,931
	Transatlantic Holdings, Inc.	265,249	10,060,895
#	Unum Group	1,898,589	31,022,944
	W. R. Berkley Corp.	667,640	15,963,272
#	Wells Fargo & Co.	4,585,800	91,761,858
#	Wesco Financial Corp.	19,041	5,691,355
#	White Mountains Insurance Group, Ltd.	25,488	4,876,364
Total Financials			1,790,682,094

Health Care — (2.8%)
*	Boston Scientific Corp.	1,868,376	15,713,042
* #	Community Health Systems, Inc.	365,274	8,342,858
* #	Hologic, Inc.	546,638	8,123,041
* #	Humana, Inc.	137,246	3,949,940
*	King Pharmaceuticals, Inc.	1,215,010	9,574,279
#	Omnicare, Inc.	582,523	14,976,666
#	PerkinElmer, Inc.	216,000	3,147,120
*	Thermo Fisher Scientific, Inc.	418,500	14,680,980
	UnitedHealth Group, Inc.	453,521	10,666,814

3

* #	Watson Pharmaceuticals, Inc.	665,300	20,584,382
*	WellPoint, Inc.	2,193,022	93,773,621
Total Health Care			203,532,743

Industrials — (13.1%)
	Burlington Northern Santa Fe Corp.	2,043,915	137,923,384
	CSX Corp.	2,289,004	67,731,628
#	Eaton Corp.	211,859	9,279,424
#	FedEx Corp.	920,593	51,516,384
#	General Electric Co.	18,097,900	228,938,435
#	Ingersoll-Rand Co., Ltd. Class A	635,764	13,840,582
* #	Kansas City Southern	206,873	3,154,813
	KBR, Inc.	377,800	5,901,236
	Masco Corp.	1,378,058	12,209,594
#	Norfolk Southern Corp.	2,221,920	79,278,106
	Northrop Grumman Corp.	1,973,778	95,432,166
	Parker Hannifin Corp.	6,251	283,483
#	Pentair, Inc.	273,920	7,297,229
	R. R. Donnelley & Sons Co.	769,772	8,967,844
#	Ryder System, Inc.	319,005	8,833,249
	Southwest Airlines Co.	4,297,932	29,999,565
	Teleflex, Inc.	17,080	734,098
#	Timken Co.	210,642	3,387,123
	Tyco International, Ltd.	336,967	8,006,336
#	Union Pacific Corp.	3,172,808	155,911,785
*	URS Corp.	220,435	9,712,366
Total Industrials			938,338,830

Information Technology — (3.0%)
*	Arrow Electronics, Inc.	498,400	11,333,616
*	Avnet, Inc.	860,267	18,831,245
* #	Computer Sciences Corp.	1,338,943	49,487,333
	Fidelity National Information Services, Inc.	935,123	16,691,946
*	IAC/InterActiveCorp	885,425	14,184,509
*	Ingram Micro, Inc.	972,655	14,122,951
* #	Micron Technology, Inc.	3,840,357	18,740,942
	Motorola, Inc.	6,603,400	36,516,802
*	Sandisk Corp.	330,514	5,195,680
*	Tellabs, Inc.	1,931,218	10,119,582
	Xerox Corp.	3,715,156	22,699,603
Total Information Technology			217,924,209

Materials — (2.5%)
#	Alcoa, Inc.	3,921,408	35,567,171
#	Allegheny Technologies, Inc.	83,636	2,737,406
#	Dow Chemical Co.	3,647,149	58,354,384
#	International Paper Co.	1,709,245	21,639,042
#	MeadWestavco Corp.	1,023,001	16,020,196
	Reliance Steel & Aluminum Co.	187,800	6,616,194
#	Valspar Corp.	2,200	52,800
#	Weyerhaeuser Co.	1,105,551	38,981,728
Total Materials			179,968,921

Telecommunication Services — (4.9%)
	AT&T, Inc.	8,259,100	211,598,142

4

#	CenturyTel, Inc.	504,003	13,683,681
*	Sprint Nextel Corp.	6,449,998	28,121,991
	Telephone & Data Systems, Inc.	326,873	9,371,449
	Telephone & Data Systems, Inc. Special Shares	174,000	4,496,160
* #	United States Cellular Corp.	264,225	8,983,650
	Verizon Communications, Inc.	2,528,765	76,722,730
Total Telecommunication Services			352,977,803

Utilities — (0.1%)
*	AES Corp.	682,485	4,825,169
*	Mirant Corp.	190,325	2,422,837
Total Utilities			7,248,006

TOTAL COMMON STOCKS			6,045,432,734

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $19,225,000 FHLMC 4.50%, 05/01/23, valued at $18,375,125) to be repurchased at $18,099,096	$18,099	18,099,000

		Shares
SECURITIES LENDING COLLATERAL — (15.4%)
§ @	DFA Short Term Investment Fund LP	1,097,153,506	1,097,153,506

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $8,840,259 FNMA 5.000%, 06/01/35 & 7.000%, 12/01/38, valued at $6,744,429) to be repurchased at $6,548,020	$6,548	6,547,989

TOTAL SECURITIES LENDING COLLATERAL		1,103,701,495

TOTAL INVESTMENTS - (100.0%)
(Cost $7,227,800,984)		$7,167,233,229

See accompanying Notes to Financial Statements.

5

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
	Amcor, Ltd.	1,402,938	$4,898,087
	Amcor, Ltd. Sponsored ADR	77,103	1,064,021
	Australia & New Zealand Banking Group, Ltd.	3,302,749	38,088,001
	AXA Asia Pacific Holdings, Ltd.	1,433,563	4,057,930
	Bendigo Bank, Ltd.	207,246	1,031,981
#	BlueScope Steel, Ltd.	1,800,962	3,046,715
#	Boral, Ltd.	1,200,764	3,565,939
#	Caltex Australia, Ltd.	265,507	1,895,909
	Commonwealth Bank of Australia	2,119,091	54,145,231
#	Crown, Ltd.	720,536	3,587,691
	CSR, Ltd.	2,414,935	2,350,138
	Downer EDI, Ltd.	540,737	1,977,481
#	Fairfax Media, Ltd.	2,026,771	1,743,287
	Foster’s Group, Ltd.	2,833,281	10,833,386
	Goodman Fielder, Ltd.	2,290,858	1,908,305
#	Harvey Norman Holdings, Ltd.	113,157	244,352
	Insurance Australia Group, Ltd.	2,728,706	6,876,800
	Lend Lease Corp., Ltd.	666,651	3,491,905
#	Macquarie Group, Ltd.	383,836	9,285,798
	National Australia Bank, Ltd.	2,933,161	43,866,134
	OneSteel, Ltd.	1,568,749	2,532,469
	OZ Minerals, Ltd.	1,644,020	887,109
#	Qantas Airways, Ltd.	2,226,972	3,212,825
#	Seven Network, Ltd.	195,723	894,295
#	Sims Metal Management, Ltd.	90,075	1,308,234
	Suncorp-Metway, Ltd.	2,552,998	10,893,119
	TABCORP Holdings, Ltd.	1,277,891	6,899,746
	Toll Holdings, Ltd.	210,430	900,444
	Washington H. Soul Pattinson & Co., Ltd.	113,801	793,932
#	Wesfarmers, Ltd.	591,844	9,723,798

TOTAL — AUSTRALIA			236,005,062

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
#	Erste Group Bank AG	303,609	6,334,987
	OMV AG	383,710	11,887,381
	Voestalpine AG	180,281	3,449,265

TOTAL — AUSTRIA			21,671,633

1

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
#	Delhaize Group	201,237	13,572,398
#	Delhaize Group Sponsored ADR	52,900	3,576,040
#	Dexia SA	1,490,720	7,230,008
	Solvay SA	55,827	4,785,340
# *	UCB SA	278,888	7,590,655
TOTAL COMMON STOCKS			36,754,441

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	133

TOTAL — BELGIUM			36,754,574

CANADA — (6.5%)
COMMON STOCKS — (6.5%)
	Addax Petroleum Corp.	50,600	1,392,528
	Astral Media, Inc. Class A	40,138	1,060,211
	Bank of Montreal	632,327	20,930,962
	Barrick Gold Corp.	613,432	17,760,895
	BCE, Inc.	572,125	12,230,712
#	Canadian Pacific Railway, Ltd.	336,497	12,040,913
#	Canadian Tire Corp. Class A	166,647	7,052,437
*	CGI Group, Inc.	572,389	5,074,898
#	Cogeco Cable, Inc.	11,700	286,789
	E-L Financial Corp., Ltd.	600	183,525
	Empire Co., Ltd. Class A	65,500	2,735,708
	EnCana Corp.	560,598	25,692,705
	Ensign Energy Services, Inc.	128,319	1,478,577
	Fairfax Financial Holdings, Inc.	46,500	12,298,165
	George Weston, Ltd.	107,600	5,340,776
	Gerdau Ameristeel Corp.	403,761	2,124,880
	Goldcorp, Inc.	730,500	19,968,918
	Industrial Alliance Insurance & Financial Services, Inc.	140,300	2,812,349
#	ING Canada, Inc.	128,700	3,727,371
	Jean Coutu Group PJC, Inc. Class A	307,800	2,354,994
	Loblaw Companies, Ltd.	184,013	4,957,695
	Magna International, Inc. Class A	243,268	8,352,208
#	Manitoba Telecom Services, Inc.	40,500	1,136,973
#	Manulife Financial Corp.	1,562,378	26,604,811
	Metro, Inc. Class A	137,300	4,257,186
	National Bank of Canada	254,700	9,316,731
	Onex Corp.	168,200	2,714,767
	Petro-Canada	1,205,300	38,038,715
*	Sino-Forest Corp.	122,400	1,070,859
#	Sun Life Financial, Inc.	1,262,400	29,515,595
#	Talisman Energy, Inc.	1,380,878	17,300,030
	Teck Resources, Ltd. Class B	614,800	6,455,580
#	The Thomson Corp.	537,746	15,096,364
#	Toronto Dominion Bank	729,198	28,781,719
#	TransCanada Corp.	292,621	7,302,651
# *	Viterra, Inc.	381,473	2,781,208

2

	Yamana Gold, Inc.	1,396,561	10,954,338

TOTAL — CANADA			371,185,743

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
# *	A P Moller - Maersk A.S.	3,478	20,202,546
#	Carlsberg A.S. Series B	225,493	10,841,641
#	Dampskibsselskabet Torm A.S.	29,600	269,687
	Dampskibsselskabet Torm A.S. ADR	11,427	106,957
#	Danisco A.S.	107,780	3,529,806
*	Danske Bank A.S.	965,053	10,584,858
*	Jyske Bank A.S.	93,150	2,386,225
*	Sydbank A.S.	60,841	1,022,106

TOTAL — DENMARK			48,943,826

FINLAND — (0.5%)
COMMON STOCKS — (0.5%)
#	Kesko Oyj	152,447	3,964,075
	Sampo Oyj	503,782	9,397,894
*	Stora Enso Oyj Series R	1,183,538	6,755,478
*	Stora Enso Oyj Sponsored ADR	91,500	515,145
	UPM-Kymmene Oyj	1,070,295	9,577,950
	UPM-Kymmene Oyj Sponsored ADR	69,300	615,384

TOTAL — FINLAND			30,825,926

FRANCE — (7.9%)
COMMON STOCKS — (7.7%)
	Air France-KLM	250,260	2,778,573
*	AXA SA	2,818,397	47,353,868
# *	AXA SA Sponsored ADR	140,900	2,420,662
#	BNP Paribas SA	1,615,427	85,042,335
# *	Capgemini SA	259,094	9,685,001
	Casino Guichard Perrachon SA	90,782	5,663,274
#	Ciments Francais SA	26,702	2,418,490
#	CNP Assurances	72,302	5,700,698
	Compagnie de Saint-Gobain	580,915	20,840,460
#	Compagnie Generale des Establissements Michelin Series B	211,913	10,847,490
	Credit Agricole SA	1,759,114	25,720,980
#	European Aeronautic Defence & Space Co.	676,746	9,767,898
	France Telecom SA	829,338	18,411,328
#	Lafarge SA	319,678	18,038,938
#	Lagardere SCA	238,722	7,494,194
	Peugeot SA	325,797	7,523,543
#	PPR SA	156,369	11,979,908
	Renault SA	383,543	12,298,211
	Safran SA	312,438	3,728,997
# *	Schneider Electric SA	288,328	21,941,330
#	SCOR SE	193,766	4,066,656
	Societe Generale Paris	720,688	36,833,336
	STMicroelectronics NV	903,809	5,956,563

3

#	Vivendi SA	2,482,257	66,745,603
TOTAL COMMON STOCKS			443,258,336

RIGHTS/WARRANTS — (0.2%)
# *	Lafarge SA Rights 04/15/09	147,544	7,906,234

TOTAL — FRANCE			451,164,570

GERMANY — (8.0%)
COMMON STOCKS — (8.0%)
#	Allianz SE	442,712	40,785,971
#	Allianz SE Sponsored ADR	2,834,240	25,678,214
#	Bayerische Motoren Werke AG	709,047	24,567,853
#	Celesio AG	131,969	2,947,824
#	Commerzbank AG	1,089,462	7,285,292
#	Daimler AG	1,684,003	60,049,288
#	Daimler AG Sponsored ADR	163,964	5,853,515
#	Deutsche Bank AG	774,190	41,285,440
	Deutsche Bank AG ADR	128,363	6,730,072
#	Deutsche Lufthansa AG	395,567	5,046,135
#	Deutsche Postbank AG	14,003	290,916
#	Deutsche Telekom AG	2,621,866	32,001,474
#	Deutsche Telekom AG Sponsored ADR	2,705,150	29,432,032
#	E.ON AG	1,336,631	44,865,879
# *	E.ON AG Sponsored ADR	1,091,708	36,735,974
#	Fraport AG	41,329	1,665,864
#	Generali Deutschland Holding AG	33,484	2,764,947
#	Hannover Rueckversicherung AG	110,141	3,558,684
#	Heidelberger Zement AG	31,811	1,337,266
#	Hochtief AG	8,774	420,559
	Linde AG	133,956	10,680,928
#	Munchener Rueckversicherungs-Gesellschaft AG	388,934	53,739,121
	Porsche Automobil Holding SE	87,512	6,303,943
	Salzgitter AG	47,551	3,354,819
*	SCA Hygiene Products AG	3,195	1,335,840
#	ThyssenKrupp AG	409,120	8,747,217
	TUI AG	265,715	2,889,967

TOTAL — GERMANY			460,355,034

GREECE — (0.2%)
COMMON STOCKS — (0.2%)
	Agricultural Bank of Greece S.A.	285,278	490,361
*	Alpha Bank A.E.	214,210	2,086,499
	EFG Eurobank Ergasias S.A.	60,000	471,005
	Hellenic Petroleum S.A.	355,700	3,447,181
*	Marfin Investment Group S.A.	301,635	1,293,379
	National Bank of Greece S.A. ADR	619,230	2,520,266
	Piraeus Bank S.A.	170,906	1,567,118

TOTAL — GREECE			11,875,809

4

	HONG KONG — (2.6%)
	COMMON STOCKS — (2.6%)
	Cathay Pacific Airways, Ltd.	2,703,000	3,130,065
	Cheung Kong Holdings, Ltd.	3,224,000	33,545,966
	Dah Sing Financial Holdings, Ltd.	176,400	510,636
	Great Eagle Holdings, Ltd.	459,233	633,998
	Hang Lung Group, Ltd.	2,202,000	8,064,631
	Henderson Land Development Co., Ltd.	1,995,000	9,292,742
#	Hong Kong and Shanghai Hotels, Ltd.	1,147,022	867,175
	Hopewell Holdings, Ltd.	1,129,000	2,899,109
	Hutchison Whampoa, Ltd.	5,472,000	32,089,763
	Hysan Development Co., Ltd.	993,191	1,803,766
	Kingboard Chemical Holdings, Ltd.	1,145,500	2,776,845
	New World China Land, Ltd.	1,963,600	764,238
	New World Development Co., Ltd.	4,109,128	5,384,958
	Pacific Basin Shipping, Ltd.	301,000	148,835
	Sino Land Co., Ltd.	2,559,315	3,259,770
	Sun Hung Kai Properties, Ltd.	2,274,000	23,478,944
	Wharf Holdings, Ltd.	3,509,740	11,570,307
	Wheelock and Co., Ltd.	3,482,000	7,522,699
	Wheelock Properties, Ltd.	1,565,000	627,882

	TOTAL — HONG KONG		148,372,329

	IRELAND — (0.0%)
	COMMON STOCKS — (0.0%)
	CRH P.L.C. Sponsored ADR	2,341	60,211

	ITALY — (2.5%)
	COMMON STOCKS — (2.5%)
#	Banca Monte Dei Paschi di Siena SpA	5,698,737	9,118,818
	Banca Popolare di Milano Scarl	982,340	5,711,214
	Banco Popolare Scarl	227,880	1,497,082
# *	Fiat SpA	443,245	4,333,336
#	Fondiaria - Sai SpA	167,605	2,787,276
	Intesa Sanpaolo SpA	10,621,828	33,839,680
#	Italcementi SpA	273,413	3,291,397
#	Telecom Italia SpA	4,286,450	5,420,202
	Telecom Italia SpA Sponsored ADR	1,874,500	23,468,740
	UniCredito SpA	13,337,664	32,476,877
#	Unione di Banche Italiane ScpA	1,533,872	21,149,558
	Unipol Gruppo Finanziario SpA	1,822,774	2,265,264

	TOTAL — ITALY		145,359,444

	JAPAN — (13.3%)
	COMMON STOCKS — (13.3%)
	AEON Co., Ltd.	866,800	6,786,887
#	Aioi Insurance Co., Ltd.	1,178,735	5,173,962
	Aisin Seiki Co., Ltd.	282,500	5,801,532

5

#	Ajinomoto Co., Inc.	1,130,000	8,296,618
	Amada Co., Ltd.	631,000	3,907,399
	Aoyama Trading Co., Ltd.	105,500	1,517,833
# *	Aozora Bank, Ltd.	943,000	1,194,573
	Asahi Glass Co., Ltd.	1,568,000	9,369,120
#	ASATSU-DK, Inc.	32,500	562,154
	Bridgestone Corp.	857,300	12,778,775
	Canon Marketing Japan, Inc.	124,900	1,510,293
	Chudenko Corp.	41,100	577,598
	Chuo Mitsui Trust Holdings, Inc.	637,000	2,094,843
	Citizen Holdings Co., Ltd.	377,500	1,727,071
#	Coca-Cola West Co., Ltd.	65,907	1,083,483
	Comsys Holdings Corp.	149,000	1,210,301
	Cosmo Oil Co., Ltd.	1,019,364	2,896,819
#	Credit Saison Co., Ltd.	168,300	1,890,697
	Dai Nippon Printing Co., Ltd.	1,093,000	11,570,296
	Daicel Chemical Industries, Ltd.	515,000	2,163,892
#	Daido Steel Co., Ltd.	398,000	1,325,810
#	Daiwa House Industry Co., Ltd.	916,000	7,999,859
#	Dentsu, Inc.	52,700	977,334
	DIC Corp.	596,000	973,209
# *	Elpida Memory, Inc.	112,900	1,209,133
	Fuji Electric Holdings Co., Ltd.	181,780	312,615
	Fuji Heavy Industries, Ltd.	1,047,000	4,216,313
	FUJIFILM Holdings Corp.	1,077,300	27,717,044
	Fujikura, Ltd.	609,000	2,102,254
	Fukuoka Financial Group, Inc.	1,446,000	4,455,960
#	Glory, Ltd.	75,400	1,383,679
#	H2O Retailing Corp.	198,000	1,255,078
#	Hakuhodo Dy Holdings, Inc.	12,670	581,253
	Hino Motors, Ltd.	217,000	624,168
	Hitachi Chemical Co., Ltd.	72,000	965,933
	Hitachi Transport System, Ltd.	111,000	1,138,364
	Hitachi, Ltd.	6,574,000	22,971,652
	Hitachi, Ltd. Sponsored ADR	140,900	4,904,729
#	House Foods Corp.	117,000	1,590,754
	Idemitsu Kosan Co., Ltd.	40,100	2,961,784
#	Isetan Mitsukoshi Holdings, Ltd.	515,200	4,330,908
	Isuzu Motors, Ltd.	1,099,000	1,834,672
	Itochu Corp.	390,000	2,091,197
	JS Group Corp.	548,300	6,672,218
	JTEKT Corp.	208,300	2,009,070
	Juroku Bank, Ltd.	400,000	1,352,210
	Kajima Corp.	406,000	1,171,291
	Kamigumi Co., Ltd.	488,000	3,134,374
#	Kandenko Co., Ltd.	129,000	822,473
	Kaneka Corp.	580,542	3,366,493
	Kansai Paint Co., Ltd.	64,000	341,789
	Kawasaki Kisen Kaisha, Ltd.	372,000	1,401,630
	Kinden Corp.	285,000	2,377,809
	Kobe Steel, Ltd.	4,215,000	6,931,041
	Kuraray Co., Ltd.	107,000	920,647

6

#	Kyocera Corp.	327,900	25,466,163
	Kyocera Corp. Sponsored ADR	13,600	1,055,088
#	Marui Group Co., Ltd.	542,642	3,001,527
#	Mazda Motor Corp.	1,759,000	4,380,298
*	MEIJI Holdings Co., Ltd.	51,095	1,559,480
	Mitsubishi Chemical Holdings Corp.	1,942,500	7,398,154
	Mitsubishi Gas Chemical Co., Inc.	258,000	1,205,655
#	Mitsubishi Heavy Industries, Ltd.	6,023,000	19,715,370
	Mitsubishi Logistics Corp.	146,000	1,392,314
	Mitsubishi Materials Corp.	330,000	955,231
#	Mitsubishi Rayon Co., Ltd.	1,012,000	2,106,875
	Mitsubishi UFJ Financial Group, Inc. ADR	857,000	4,644,940
	Mitsui Chemicals, Inc.	1,302,800	3,890,824
*	Mitsui Mining and Smelting Co., Ltd.	915,000	1,811,390
	Mitsui Sumitomo Insurance Group Holdings, Inc.	753,600	20,560,893
	Musashino Bank, Ltd.	37,500	1,032,216
	Nagase & Co., Ltd.	235,889	1,807,100
*	NEC Corp.	4,453,101	14,805,118
#	NGK Spark Plug Co., Ltd.	330,000	3,183,914
	Nippon Express Co., Ltd.	1,363,000	4,860,853
	Nippon Kayaku Co., Ltd.	128,000	689,626
	Nippon Meat Packers, Inc.	220,536	2,270,579
	Nippon Mining Holdings, Inc.	1,731,500	7,862,101
	Nippon Mitsubishi Oil Corp.	2,732,050	14,216,749
#	Nippon Paper Group, Inc.	156,300	4,436,139
#	Nippon Sheet Glass Co., Ltd.	1,108,739	3,141,388
#	Nippon Shokubai Co., Ltd.	231,000	1,416,601
	Nippon Television Network Corp.	9,400	901,079
#	Nipro Corp.	42,000	612,433
	Nishi-Nippon Bank, Ltd.	1,193,569	2,406,171
#	Nissan Motor Co., Ltd.	4,480,000	23,383,299
	Nissay Dowa General Insurance Co., Ltd.	383,000	1,651,591
	Nisshin Steel Co., Ltd.	1,226,000	2,365,446
	Nisshinbo Holdings, Inc.	305,000	3,216,894
	NOK Corp.	112,600	1,310,738
	NSK, Ltd.	477,000	2,123,173
	NTN Corp.	70,000	233,133
#	Obayashi Corp.	1,282,000	6,294,253
#	Oji Paper Co., Ltd.	1,756,000	7,559,851
	Onward Holdings Co., Ltd.	278,000	1,681,798
#	Panasonic Electric Works Co., Ltd.	616,000	5,012,428
#	Ricoh Co., Ltd.	905,000	11,189,308
	Rohm Co., Ltd.	178,000	10,916,484
*	Sapporo Hokuyo Holdings, Inc.	428,000	1,236,637
	SBI Holdings, Inc.	17,223	2,057,671
	Seiko Epson Corp.	249,600	3,525,183
	Seino Holdings Co., Ltd.	295,000	1,608,662
	Sekisui Chemical Co., Ltd.	689,000	3,617,576
	Sekisui House, Ltd.	1,131,000	9,760,912
	Shiga Bank, Ltd.	326,185	1,759,888
	Shimachu Co., Ltd.	70,700	1,235,404
	Shinko Securities Co., Ltd.	889,088	2,073,083

7

#	Shinsei Bank, Ltd.	806,000	1,054,378
	Shizuoka Bank, Ltd.	38,000	342,367
	Showa Denko K.K.	1,456,000	2,193,461
#	Sohgo Security Services Co., Ltd.	101,300	913,065
	Sojitz Corp.	1,875,200	2,906,078
	Sompo Japan Insurance, Inc.	1,881,000	11,335,920
	Sony Corp.	652,500	16,954,562
#	Sony Corp. Sponsored ADR	1,235,319	31,945,349
	Sumco Corp.	164,500	2,416,865
	Sumitomo Bakelite Co., Ltd.	347,000	1,377,255
#	Sumitomo Chemical Co., Ltd.	2,031,000	7,994,017
	Sumitomo Corp.	1,906,000	16,590,836
	Sumitomo Electric Industries, Ltd.	1,567,000	15,265,626
	Sumitomo Forestry Co., Ltd.	158,000	1,070,344
#	Sumitomo Heavy Industries, Ltd.	384,000	1,596,877
	Sumitomo Rubber Industries, Ltd.	230,300	1,587,364
	Sumitomo Trust & Banking Co., Ltd.	2,806,000	11,742,195
#	Taiheiyo Cement Corp.	1,638,800	2,877,121
#	Taisei Corp.	1,831,703	3,982,245
#	Takashimaya Co., Ltd.	299,000	1,866,540
#	TDK Corp.	234,800	10,708,028
	Teijin, Ltd.	1,866,862	4,786,963
	The 77 Bank, Ltd.	737,372	3,778,635
	The Awa Bank, Ltd.	65,600	369,531
#	The Bank of Iwate, Ltd.	19,600	943,514
#	The Bank of Kyoto, Ltd.	353,400	2,836,593
	The Bank of Nagoya, Ltd.	213,000	901,104
	The Chiba Bank, Ltd.	823,000	4,081,655
	The Chugoku Bank, Ltd.	240,800	3,033,338
	The Daishi Bank, Ltd.	573,932	2,163,082
	The Gunma Bank, Ltd.	585,397	2,916,821
	The Hachijuni Bank, Ltd.	993,231	5,851,742
	The Higo Bank, Ltd.	376,000	2,056,582
	The Hokkoku Bank, Ltd.	435,409	1,474,478
	The Hyakugo Bank, Ltd.	475,028	2,400,190
	The Hyakujishi Bank, Ltd.	329,000	1,507,235
	The Joyo Bank, Ltd.	842,000	3,889,950
	The Kagoshima Bank, Ltd.	358,143	2,400,155
	The Keiyo Bank, Ltd.	317,000	1,180,180
	The Nanto Bank, Ltd.	263,000	1,359,967
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,471,814
	The San-in Godo Bank, Ltd.	309,900	2,401,130
#	Toda Corp.	385,000	1,261,071
	Tokio Marine Holdings, Inc.	1,457,311	38,434,095
	Tokuyama Corp.	382,000	2,277,933
	Tokyo Steel Manufacturing Co., Ltd.	191,400	1,960,380
#	Toppan Printing Co., Ltd.	1,176,000	8,911,309
	Tosoh Corp.	884,000	2,030,466
	Toyo Seikan Kaisha, Ltd.	342,249	5,667,691
	Toyobo Co., Ltd.	743,000	1,162,870
	Toyota Auto Body Co., Ltd.	105,100	1,684,047
#	Toyota Tsusho Corp.	355,700	4,200,710

8

TV Asahi Corp.	755	960,748
UNY Co., Ltd.	323,750	2,378,729
Yamaguchi Financial Group, Inc.	362,148	3,498,895
Yamaha Corp.	285,400	3,261,146
Yamaha Motor Co., Ltd.	295,800	3,126,902
Yamanashi Chuo Bank, Ltd.	241,000	1,180,653
Yokogawa Electric Corp.	274,000	1,413,998
Yokohama Rubber Co., Ltd.	410,000	1,786,239

TOTAL — JAPAN		760,861,608

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	—

NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
Aegon NV	3,202,429	16,106,984
# ArcelorMittal	1,877,993	43,990,804
ING Groep NV	3,093,625	28,199,070
ING Groep NV Sponsored ADR	538,200	4,876,092
# Koninklijke Ahold NV	1,318,845	14,449,449
Koninklijke DSM NV	443,200	13,744,624
Koninklijke Philips Electronics NV	3,072,622	55,439,317
Koninklijke Philips Electronics NV ADR	133,700	2,403,926

TOTAL — NETHERLANDS		179,210,266

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Contact Energy, Ltd.	929,259	2,995,080
Fletcher Building, Ltd.	685,164	2,588,702

TOTAL — NEW ZEALAND		5,583,782

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
DnB NOR ASA Series A	2,507,294	15,606,027
* Marine Harvest	5,002,000	2,253,892
Norsk Hydro ASA	1,764,614	7,780,700
Norsk Hydro ASA Sponsored ADR	59,900	262,362
# Orkla ASA	2,700,350	19,332,085
* Storebrand ASA	713,900	2,590,232

TOTAL — NORWAY		47,825,298

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
# Banco BPI SA	275,646	651,885
# Banco Comercial Portugues SA	2,374,138	2,215,563

9

#	Banco Espirito Santo SA	747,704	3,659,539
#	Cimpor Cimentos de Portugal SA	129,009	769,576

TOTAL — PORTUGAL			7,296,563

SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
	Capitaland, Ltd.	5,173,000	9,542,650
	City Developments, Ltd.	884,000	3,825,832
	DBS Group Holdings, Ltd.	4,164,750	26,476,712
	Fraser & Neave, Ltd.	2,351,450	4,133,168
	Jardine Cycle & Carriage, Ltd.	179,324	1,715,139
#	Neptune Orient Lines, Ltd.	942,000	818,957
	Overseas-Chinese Banking Corp., Ltd.	3,086,000	12,162,549
	Singapore Airlines, Ltd.	1,435,600	10,324,959
	Singapore Land, Ltd.	603,000	1,408,737
	United Industrial Corp., Ltd.	1,391,000	1,002,243
	United Overseas Bank, Ltd.	528,000	4,069,659
*	UOL Group, Ltd.	1,376,600	2,049,904
	Venture Corp., Ltd.	48,000	192,028
	Wheelock Properties, Ltd.	476,000	351,474

TOTAL — SINGAPORE			78,074,011

SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
	Acciona SA	68,193	6,972,010
#	Acerinox SA	464,577	7,075,890
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	385,922	4,175,680
#	Banco de Sabadell SA	2,431,718	14,032,567
#	Banco Espanol de Credito SA	264,996	2,753,330
	Banco Pastor SA	291,430	1,937,000
#	Banco Popular Espanol SA	1,995,979	16,450,805
#	Banco Santander Central Hispano SA	7,174,788	69,013,904
#	Banco Santander SA Sponsored ADR	4,608,838	42,170,868
#	Bankinter SA	210,353	2,486,461
*	Criteria Caixacorp SA	1,152,615	4,329,674
#	Fomento de Construcciones y Contratas SA	93,180	3,329,997
	Gas Natural SDG SA	424,058	6,724,119
	Grupo Catalana Occidente SA	64,015	943,831
#	Grupo Ferrovial SA	211,889	6,144,379
	Iberia Lineas Aereas de Espana SA	617,500	1,152,762
	Mapfre SA	766,082	2,183,623
	Repsol YPF SA	1,204,043	22,886,102
	Repsol YPF SA Sponsored ADR	1,302,917	24,546,956
#	Sacyr Vallehermoso SA	94,625	972,748

TOTAL — SPAIN			240,282,706

SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# *	Electrolux AB Series B	460,347	5,187,058
	Holmen AB Series A	6,300	142,210

10

#	Holmen AB Series B	146,100	3,222,266
#	Nordea Bank AB	6,583,962	48,973,792
# *	Skandinaviska Enskilda Banken AB Series A	2,435,851	9,456,273
*	Skandinaviska Enskilda Banken AB Series C	9,800	39,147
#	SSAB Svenskt Stal AB Series A	427,300	4,070,522
	SSAB Svenskt Stal AB Series B	131,700	1,181,073
	Svenska Cellulosa AB	57,000	555,723
	Svenska Cellulosa AB Series B	1,331,900	12,841,936
#	Svenska Handelsbanken AB Series A	740,000	12,891,152
# *	Swedbank AB Series A	349,300	1,966,988
	Tele2 AB Series B	476,500	4,491,166
	Telefonaktiebolaget LM Erricson Sponsored ADR	706,832	6,029,277
	TeliaSonera AB	3,330,548	15,626,815
#	Volvo AB Series A	898,101	5,882,164
#	Volvo AB Series B	1,028,966	6,709,142

TOTAL — SWEDEN			139,266,704

SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
	Adecco SA	413,827	16,287,628
#	Baloise-Holding AG	200,163	14,694,292
#	Banque Cantonale Vaudoise	7,063	2,410,212
*	Compagnie Financiere Richemont SA Series A	1,139,103	20,391,770
#	Credit Suisse Group AG	1,755,349	68,592,952
	Credit Suisse Group AG Sponsored ADR	840,377	32,169,631
#	Givaudan SA	13,556	8,582,547
	Holcim, Ltd.	447,558	22,701,219
	Julius Baer Holdings AG	38,097	1,249,760
	PSP Swiss Property AG	95,780	4,501,795
# *	St. Galler Kantonalbank	8,925	3,158,137
#	Swatch Group AG	34,658	4,822,095
	Swiss Life Holding AG	123,557	9,559,026
#	Swiss Re	738,155	17,521,665
	Syngenta AG	79,925	17,063,227
*	UBS AG	2,815,663	38,677,332
	Zurich Financial Services AG	322,012	59,839,659

TOTAL — SWITZERLAND			342,222,947

UNITED KINGDOM — (14.8%)
COMMON STOCKS — (14.8%)
	Anglo American P.L.C.	1,329,421	28,606,903
	Associated British Foods P.L.C.	1,870,707	19,748,488
	Aviva P.L.C.	6,571,996	30,257,745
#	Barclays P.L.C. Sponsored ADR	2,451,654	39,250,981
	British Airways P.L.C.	2,965,957	6,422,459
	Carnival P.L.C.	658,867	18,105,330
#	Carnival P.L.C. ADR	218,000	5,960,120
*	easyJet P.L.C.	687,918	3,198,012
	Friends Provident P.L.C.	5,399,716	5,080,810
#	HSBC Holdings P.L.C. Sponsored ADR	3,405,193	121,224,871

11

	International Power P.L.C.	3,905,403	14,272,237
	Investec P.L.C.	1,003,281	4,805,603
	Kingfisher P.L.C.	12,172,495	33,136,239
	Ladbrokes P.L.C.	1,091,195	3,769,300
	Legal and General Group P.L.C.	15,758,133	13,410,793
	Lloyds Banking Group P.L.C.	119,495	193,822
	Meggitt P.L.C.	2,354,842	6,240,494
	Mondi P.L.C.	877,217	2,274,771
	Old Mutual P.L.C.	9,610,694	9,575,141
	Pearson P.L.C.	820,157	8,462,919
#	Pearson P.L.C. Sponsored ADR	1,817,509	18,829,393
	Rexam P.L.C.	3,248,785	15,048,528
*	Rolls-Royce Group P.L.C. (3283648)	1,317,228	6,529,998
*	Rolls-Royce Group P.L.C. (B526QW4)	148,885,909	220,255
*	Royal Bank of Scotland Group P.L.C.	15,142,602	9,263,719
	Royal Dutch Shell P.L.C. ADR	1,426,722	64,915,851
	RSA Insurance Group P.L.C.	12,939,111	24,893,232
	SABmiller P.L.C.	1,174,082	19,686,981
	Sainsbury (J.) P.L.C.	4,805,106	23,285,689
	Schroders P.L.C.	123,678	1,497,900
	Schroders P.L.C. Non-Voting	63,155	645,235
	Standard Chartered P.L.C.	927,972	14,355,094
	Thomas Cook Group P.L.C.	1,861,207	7,184,689
#	Thomson Reuters P.L.C.	1,137,914	29,268,757
	Tomkins P.L.C. Sponsored ADR	330,800	3,354,312
	Vodafone Group P.L.C.	34,976,333	64,285,526
	Vodafone Group P.L.C. Sponsored ADR	6,615,474	121,393,948
	Whitbread P.L.C.	898,551	12,429,126
	William Morrison Supermarkets P.L.C.	6,906,878	25,018,914
*	WPP P.L.C.	1,259,793	8,619,438
# *	WPP P.L.C. Sponsored ADR	24,445	834,063
	Xstrata P.L.C.	648,354	5,715,998

TOTAL — UNITED KINGDOM			851,273,684

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,905,000 FNMA 5.00%, 05/01/23, valued at $13,531,872) to be repurchased at $13,331,070	$13,331	13,331,000

		Shares
SECURITIES LENDING COLLATERAL — (19.3%)
§ @	DFA Short Term Investment Fund LP	1,106,332,861	1,106,332,861

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC, 7.000%(r), 08/01/38, valued at $2,184,573) to be repurchased at $2,141,748	$2,142	2,141,738
TOTAL SECURITIES LENDING COLLATERAL			1,108,474,599

TOTAL INVESTMENTS - (100.0%) (Cost $5,789,745,691)			$5,736,277,329

See accompanying Notes to Financial Statements.

12

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Alto Palermo SA Series A	3,418	$4,194
	Banco Macro SA	2,516,626	2,789,396
*	BBVA Banco Frances SA	6,152	6,169
*	Capex SA Series A	108,079	47,917
*	Endesa Costanera SA Series B	76,100	51,412
	Gas Natural Ban SA	345,000	82,852
*	IRSA Inversiones y Representaciones SA	1	—
*	Juan Minetti SA	353,151	75,024
	Ledesma S.A.A.I.	242,632	186,971
*	MetroGas SA Series B	50,000	6,598
	Siderar S.A.I.C. Series A	649,191	1,439,110
*	Solvay Indupa S.A.I.C.	375,000	191,988

TOTAL — ARGENTINA			4,881,631

BRAZIL — (11.9%)
COMMON STOCKS — (5.5%)
	Brasil Telecom Participacoes SA	59,520	1,711,681
	Companhia de Bebidas das Americas	70,024	3,181,702
	Companhia Siderurgica Nacional SA	367,276	6,778,570
	CPFL Energia SA	1,935	29,348
#	Empresa Brasileira de Aeronautica SA ADR	130,800	2,121,576
	Itau Unibanco Banco Multiplio SA ADR	246,679	3,386,903
* #	Perdigao SA ADR	209,729	6,163,935
	Petroleo Brasilerio SA ADR (71654V101)	1,256,219	33,892,789
	Petroleo Brasilerio SA ADR (71654V408)	914,546	30,701,309
	Souza Cruz SA	95,874	2,041,037
	Tele Norte Leste Participacoes SA	59,254	1,117,433
	Tractebel Energia SA	140,100	1,154,619
	Vivo Participacoes SA	16,288	276,062
	Vivo Participacoes SA ADR	2,500	39,900
	Weg SA	278,866	1,782,286
TOTAL COMMON STOCKS			94,379,150

PREFERRED STOCKS — (6.4%)
	Aracruz Celulose SA Series B	102,635	123,315
	Banco Bradesco SA	1,309,241	16,268,693
	Brasil Telecom Participacoes SA	222,326	1,736,803
	Brasil Telecom Participacoes SA ADR	9,465	368,756
	Brasil Telecom SA	234,762	1,465,017
*	Braskem SA Preferred A Sponsored ADR	65,723	372,649

1

#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	85,300	2,754,337
	Companhia de Bebidas das Americas	83	4,666
	Companhia de Bebidas das Americas Preferred ADR	151,600	8,547,208
	Companhia Energetica de Minas Gerais SA	409,747	4,951,151
	Companhia Energetica de Minas Gerais SA Sponsored ADR	20,740	312,137
	Companhia Vale do Rio Doce Series A	1,412,691	19,838,791
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	302,400	4,151,952
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	3,125
	Gerdau SA	756,268	5,431,158
	Itau Unibanco Banco Multiplo SA	1,605,232	22,293,361
	Net Servicos de Comunicacao SA Preferred ADR	442,063	3,598,393
	Sadia SA ADR	185,826	1,059,208
	Tele Norte Leste Participacoes SA	180,034	2,822,708
	Tele Norte Leste Participacoes SA ADR	127,600	1,984,180
	Telecomunicacoes de Sao Paulo SA	193,700	4,234,242
	Telemar Norte Leste SA	37,912	952,585
	Ultrapar Participacoes SA Sponsored ADR	113,254	3,155,256
	Usinas Siderurgicas de Minas Gerais SA Series A	193,962	2,877,154
	Vivo Participacoes SA	134,958	2,170,228
*	Votorantim Celulose e Papel SA Sponsored ADR	19,979	174,617
TOTAL PREFERRED STOCKS			111,651,690

RIGHTS/WARRANTS — (0.0%)
*	Companhia de Bebidas das Americas Preferred Rights 05/29/09	1	3
*	Companhia de Bebidas das Americas Rights 05/29/09	220	1,894
TOTAL RIGHTS/WARRANTS			1,897

TOTAL — BRAZIL			206,032,737

CHILE — (2.4%)
COMMON STOCKS — (2.4%)
#	Banco de Chile Series F ADR	46,490	1,684,333
	Banco Santander Chile SA ADR	68,948	2,441,449
*	Colbun SA	1,731,270	340,749
	Compania Cervecerias Unidas SA ADR	59,446	1,759,007
	Embotelladora Andina SA Series A ADR	26,368	339,620
	Embotelladora Andina SA Series B ADR	41,933	645,768
#	Empresa Nacional de Electricidad SA Sponsored ADR	244,663	9,382,826
	Empresas Copec SA	20,500	205,088
	Enersis SA Sponsored ADR	939,367	14,081,111
	Lan Airlines SA Sponsored ADR	278,595	2,526,857
	Masisa SA	165,507	17,354
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	211,517	6,664,901
	Vina Concha Y Toro SA Sponsored ADR	28,665	947,378

TOTAL — CHILE			41,036,441

CHINA — (9.9%)
COMMON STOCKS — (9.9%)
#	Aluminum Corp. of China, Ltd. ADR	16,100	309,603

2

*	Anhui Conch Cement Co., Ltd.	48,000	318,165
#	Bank of China, Ltd.	56,691,000	21,019,633
#	Bank of Communications Co., Ltd.	1,206,000	971,478
#	Beijing Capital International Airport Co., Ltd.	7,102,000	4,484,990
	Beijing Enterprises Holdings, Ltd.	50,000	218,195
#	Belle International Holdings, Ltd.	1,948,000	1,496,569
* #	Byd Co., Ltd.	395,886	1,032,405
*	China Citic Bank	740,000	336,032
	China Construction Bank Corp.	4,007,000	2,318,433
*	China High Speed Transmission Equipment Group Co., Ltd.	523,000	934,388
#	China Life Insurance Co., Ltd. ADR	222,627	11,788,100
	China Merchants Bank Co., Ltd.	829,500	1,484,203
	China Mobile, Ltd. Sponsored ADR	686,797	29,642,158
	China Overseas Land & Investment, Ltd.	1,550,000	2,687,818
#	China Petroleum and Chemical Corp. (Sinopec) ADR	41,800	3,243,680
#	China Power International Development, Ltd.	1,522,000	342,258
	China Resources Enterprise, Ltd.	5,317,000	9,363,807
	China Resources Land, Ltd.	748,000	1,337,772
	China Resources Power Holdings Co., Ltd.	920,000	2,061,595
*	China Shenhua Energy Co., Ltd.	786,000	2,188,134
*	China Southern Airlines Co., Ltd. ADR	4,600	53,728
#	China Telecom Corp., Ltd. ADR	9,900	488,763
	China Travel International Investment Hong Kong, Ltd.	3,568,000	622,783
	China Unicom Hong Kong, Ltd. ADR	72,400	837,668
	Citic Pacific, Ltd.	8,900,000	12,971,768
* #	CITIC Resources Holdings, Ltd.	3,416,000	474,228
	CNOOC, Ltd.	45,000	50,177
	CNOOC, Ltd. ADR	67,956	7,566,901
*	Country Garden Holdings Co.	2,232,000	728,019
#	Dalian Port (PDA) Co., Ltd.	1,070,000	372,138
#	FU JI Food & Catering Services	289,000	152,666
	Global Bio-Chem Technology Group Co., Ltd.	2,008,000	267,457
	Guangshen Railway Co., Ltd. Sponsored ADR	1,400	31,290
	Harbin Power Equipment Co., Ltd.	846,000	632,873
	HKC (Holdings), Ltd.	4,797,213	349,020
#	Hopson Development Holdings, Ltd.	762,000	582,544
#	Huadian Power International Corp.	694,000	167,394
#	Industrial & Commercial Bank of China, Ltd.	34,093,000	19,481,870
	Jiangsu Express Co., Ltd.	764,000	538,523
#	Li Ning Co., Ltd.	435,500	891,234
	PetroChina Co., Ltd. ADR	88,700	7,708,917
#	Ping An Insurance (Group) Co. of China, Ltd.	248,500	1,531,943
*	Semiconductor Manufacturing International Corp. ADR	255,943	501,648
#	Shenzhen Expressway Co., Ltd.	744,000	280,450
	Shenzhen International Holdings, Ltd.	9,087,500	453,424
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	40,380
	Sinotrans, Ltd.	1,726,000	317,721
* #	Tencent Holdings, Ltd.	700,600	6,259,642
#	Tingyi (Cayman Islands) Holding Corp.	1,072,000	1,301,585
	TPV Technology, Ltd.	1,722,000	568,810
*	Travelsky Technology, Ltd.	689,000	362,139
	Zijin Mining Group Co., Ltd.	360,000	275,267

3

#	ZTE Corp.	1,910,688	6,417,270
	TOTAL COMMON STOCKS		170,859,656

	RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/26/11	479,721	10,523
*	Hong Kong Energy Holdings, Ltd. Warrants 11/26/11	33,312	559
	TOTAL RIGHTS/WARRANTS		11,082

	TOTAL — CHINA		170,870,738

	CZECH REPUBLIC — (1.2%)
	COMMON STOCKS — (1.2%)
	CEZ A.S.	301,862	12,402,657
#	Komercni Banka A.S.	14,663	1,963,122
	Telefonica 02 Czech Republic A.S.	326,466	6,949,387

	TOTAL — CZECH REPUBLIC		21,315,166

	HUNGARY — (1.4%)
	COMMON STOCKS — (1.4%)
*	ELMU NYRT	185	21,462
	Magyar Telekom Telecommunications P.L.C.	665,618	1,548,611
#	MOL Hungarian Oil & Gas NYRT	100,838	4,804,367
* #	OTP Bank NYRT	669,946	8,628,737
	Richter Gedeon NYRT	63,817	8,332,260
	Tisza Chemical Group NYRT	59,621	549,702

	TOTAL — HUNGARY		23,885,139

	INDIA — (10.6%)
	COMMON STOCKS — (10.6%)
	ACC, Ltd.	43,053	564,157
	Adani Enterprises, Ltd.	51,000	433,272
	Aditya Birla Nuvo, Ltd.	5,819	62,038
	Ambuja Cements, Ltd.	1,162,146	1,893,137
	Asea Brown Boveri India, Ltd.	97,291	955,470
	Asian Paints, Ltd.	75,936	1,357,346
	Aventis Pharma, Ltd.	3,628	68,545
	Axis Bank, Ltd.	349,044	3,900,416
	Bajaj Auto, Ltd.	98,754	1,255,955
	Bajaj Finserv, Ltd.	59,835	263,834
	Bajaj Holdings and Investment, Ltd.	37,300	256,877
	Bharat Electronics, Ltd.	7,300	139,952
*	Bharti Airtel, Ltd.	191,000	2,879,728
	Cadila Healthcare, Ltd.	43,070	264,726
	Cipla, Ltd.	752,827	3,648,970
	Colgate-Palmolive (India), Ltd.	84,376	808,681
	Crompton Greaves, Ltd.	184,828	599,758
	Cummins India, Ltd.	107,892	441,519
	Dabur India, Ltd.	308,253	641,355
	Divi’s Laboratories, Ltd.	31,510	542,323
	Dr. Reddy’s Laboratories, Ltd.	174,080	1,912,749

4

	Dr. Reddy’s Laboratories, Ltd. ADR	83,498	914,303
	EIH, Ltd.	165,150	374,122
	Exide Industries, Ltd.	202,666	212,691
	GAIL India, Ltd.	57,000	294,111
	GAIL India, Ltd. Sponsored GDR	28,791	885,395
	GlaxoSmithKline Pharmaceuticals, Ltd.	59,367	1,395,996
*	Glenmark Pharmaceuticals, Ltd.	140,860	513,337
	Godrej Consumer Products, Ltd.	109,632	300,298
*	Grasim Industries, Ltd.	6,300	224,299
	HCL Technologies, Ltd.	311,688	818,348
*	HDFC Bank, Ltd.	386,733	8,576,762
*	HDFC Bank, Ltd. ADR	44,016	3,258,064
	Hero Honda Motors, Ltd. Series B	219,870	5,236,824
	Hindustan Unilever, Ltd.	1,921,894	9,041,934
	ICICI Bank, Ltd. Sponsored ADR	51,526	1,062,981
	Infosys Technologies, Ltd.	657,429	19,965,037
*	Infosys Technologies, Ltd. Sponsored ADR	233,496	7,194,012
	Infrastructure Development Finance Co., Ltd.	1,931	2,985
	ITC, Ltd.	2,007,345	7,620,885
	Jindal Steel & Power, Ltd.	104,510	3,431,450
	JSW Steel, Ltd.	106,526	724,441
	Jubilant Organosys, Ltd.	66,060	155,754
	Larsen & Toubro, Ltd.	433,176	7,686,285
	Lupin, Ltd.	53,780	775,287
	Mahanagar Telephone Nigam, Ltd.	130,940	190,456
	Mahindra & Mahindra, Ltd.	254,183	2,486,357
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	837,016
	Maruti Suzuki India, Ltd.	129,741	2,134,621
*	Matrix Laboratories, Ltd.	3,511	10,608
	Motor Industries Co., Ltd.	22,318	1,348,719
	Nirma, Ltd.	66,235	158,429
*	Oracle Financial Services Software, Ltd.	14,000	249,220
	Pantaloon Retail India, Ltd.	9,760	37,145
*	Pantaloon Retail India, Ltd.- Class B	976	2,512
	Petronet LNG, Ltd.	97,953	101,732
	Piramal Healthcare, Ltd.	76,008	353,448
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	180,633
	Ranbaxy Laboratories, Ltd.	221,915	743,745
	Reliance Capital, Ltd.	101,317	1,072,479
	Reliance Communications, Ltd.	1,071,955	4,657,688
	Reliance Energy, Ltd.	191,590	2,690,792
	Reliance Industries, Ltd.	1,030,847	37,474,495
*	Reliance Natural Resources, Ltd.	1,099,793	1,253,142
	Satyam Computer Services, Ltd.	772,898	724,494
	Sesa Goa, Ltd.	534,990	1,204,814
	Shree Cement, Ltd.	2,872	44,936
	Shriram Transport Finance Co., Ltd.	2,300	10,272
	Siemens India, Ltd.	153,743	956,632
	Sterling Biotech, Ltd.	68,760	185,576
	Sterlite Industries (India), Ltd. Series A	431,495	3,593,707
	Sun Pharmaceuticals Industries, Ltd.	146,188	3,759,522
	Sun TV Network, Ltd.	25,000	93,629

5

	Tata Chemicals, Ltd.	106,220	366,164
	Tata Consultancy Services, Ltd.	378,487	4,733,993
	Tata Power Co., Ltd.	144,515	2,599,679
	Tata Tea, Ltd.	8,903	121,198
	Tech Mahindra, Ltd.	6,379	42,245
	Titan Industries, Ltd.	7,547	113,740
	United Phosphorus, Ltd.	69,388	159,625
	United Spirits, Ltd.	21,912	313,586
	Videsh Sanchar Nigam, Ltd.	105,825	1,176,164
	Wipro, Ltd.	440,456	2,916,793
	Zee Entertainment Enterprises, Ltd.	402,083	917,121
*	Zydus Wellness, Ltd.	11,485	16,160
TOTAL COMMON STOCKS			183,589,696

PREFERRED STOCKS — (0.0%)
	Tata Steel, Ltd.	533,337	414,201

TOTAL — INDIA			184,003,897

INDONESIA — (2.4%)
COMMON STOCKS — (2.4%)
	PT Aneka Tambang Tbk	2,782,000	371,641
	PT Astra International Tbk	9,952,561	16,769,263
*	PT Bakrie & Brothers Tbk	21,200,000	169,151
	PT Bank Central Asia Tbk	9,187,000	2,879,961
	PT Bank Danamon Indonesia Tbk	2,719,740	794,952
*	PT Bank Pan Indonesia Tbk	11,505,500	656,687
	PT Bumi Resources Tbk	15,481,000	2,129,075
*	PT Holcim Indonesia Tbk	4,922,500	322,708
	PT Indocement Tunggal Prakarsa Tbk	815,500	447,073
	PT Indosat Tbk	2,332,000	1,222,301
	PT Kalbe Farma Tbk	3,591,000	303,019
*	PT Lippo Karawaci Tbk	26,855,750	2,043,729
*	PT Panasia Indosyntec Tbk	75,100	2,838
	PT Semen Gresik Tbk	2,976,500	1,140,952
	PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	233,865
	PT Telekomunikasi Indonesia Tbk	14,011,140	10,180,277
	PT Unilever Indonesia Tbk	3,430,000	2,500,901

TOTAL — INDONESIA			42,168,393

ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
*	Bank Hapoalim B.M.	2,669,942	6,081,276
	Bank Leumi Le-Israel B.M.	3,430,545	8,574,876
	Bezeq Israeli Telecommunication Corp., Ltd.	2,044,881	3,220,036
	Clal Industries, Ltd.	23,420	66,672
*	Clal Insurance Enterprise Holdings, Ltd.	1,996	23,189
	Discount Investment Corp.	32,858	457,681
	Elbit Systems, Ltd.	47,891	2,421,779
	IDB Holding Corp., Ltd.	1	7

6

	Israel Chemicals, Ltd.	780,753	6,422,886
*	Koor Industries, Ltd.	1	12
	Makhteshim-Agan Industries, Ltd.	507,986	2,236,290
*	Migdal Insurance & Financial, Ltd. Holdings	261,456	288,960
	Mizrahi Tefahot Bank, Ltd.	267,447	1,479,914
	Osem Investment, Ltd.	33,174	335,866
	Partner Communications Co., Ltd.	115,542	1,899,264
	Strauss Group, Ltd.	6,896	64,233
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	866,245	38,019,493

TOTAL — ISRAEL			71,592,434

MALAYSIA — (4.7%)
COMMON STOCKS — (4.7%)
	Affin Holdings Berhad	312,600	149,562
	AMMB Holdings Berhad	874,959	767,916
	Asiatic Development Berhad	276,600	379,312
*	Axiata Group Berhad	4,359,375	2,684,982
	Batu Kawan Berhad	15,000	34,279
	Berjaya Sports Toto Berhad	749,900	1,034,444
	Boustead Holdings Berhad	113,900	113,577
	British American Tobacco Malaysia Berhad	239,100	2,984,967
	Bumiputra-Commerce Holdings Berhad	3,095,227	6,969,192
	Digi.Com Berhad	495,162	3,099,934
	EON Capital Berhad	175,500	175,900
	Fraser & Neave Holdings Berhad	61,000	148,903
	Gamuda Berhad	398,800	267,416
	Genting Berhad	3,086,500	4,034,141
	Hong Leong Bank Berhad	820,150	1,321,946
	Hong Leong Financial Group Berhad	548,429	768,897
	IJM Corp. Berhad	79,000	110,497
	IOI Corp. Berhad	5,328,755	6,387,012
	KLCC Property Holdings Berhad	778,600	694,589
	Kuala Lumpur Kepong Berhad	814,200	2,643,960
	Lafarge Malayan Cement Berhad	259,580	328,581
	Malayan Banking Berhad	780,353	947,034
	Malaysian Airlines System Berhad	599,367	527,162
	Malaysian Pacific Industries Berhad	152,900	206,899
	MISC Berhad	2,124,832	5,266,636
	MMC Corp. Berhad	1,503,800	736,414
	Nestle (Malaysia) Berhad	217,200	1,814,603
	Oriental Holdings Berhad	241,300	323,605
	Parkson Holdings Berhad	182,650	212,357
	Petronas Dagangan Berhad	445,100	986,978
	Petronas Gas Berhad	886,800	2,338,483
	Plus Expressways Berhad	2,589,600	2,398,472
	PPB Group Berhad	889,100	2,640,807
	Public Bank Berhad (B012W42)	44,291	103,642
	Public Bank Berhad (B012W53)	1,550,201	3,735,290
	Resorts World Berhad	4,928,500	3,334,554
	RHB Capital Berhad	525,900	606,544
	Sarawak Energy Berhad	430,200	242,550

7

	Shell Refining Co. Federation of Malaysia Berhad	227,000	627,584
	Sime Darby Berhad	3,457,620	6,384,640
	SP Setia Berhad	971,150	961,994
	Star Publications (Malaysia) Berhad	485,600	433,525
	Telekom Malaysia Berhad	1,816,400	1,944,705
	Tenaga Nasional Berhad	2,121,000	4,361,169
*	UEM Land Holdings Berhad	700,625	207,355
	UMW Holdings Berhad	729,066	1,164,829
	YTL Corp. Berhad	1,420,966	2,828,022
	YTL Power International Berhad	283,040	164,292

TOTAL — MALAYSIA			80,600,152

MEXICO — (6.6%)
COMMON STOCKS — (6.6%)
#	America Movil S.A.B. de C.V. Series L	17,737,259	28,983,961
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	4,182,493
	Cementos de Mexico S.A.B de C.V. Series B	257,500	190,243
	Coca-Cola Femsa S.A.B. de C.V. Series L	517,300	2,040,199
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	12,006
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	527
	Corporativo Fragua S.A.B. de C.V. Series B	21	122
*	Dine S.A.B. de C.V.	116,965	50,663
	El Puerto de Liverpool S.A.B. de C.V. Series C1	316,000	915,544
	Embotelladora Arca S.A.B. de C.V.	385,803	869,077
* #	Empresas ICA S.A.B. de C.V.	50	91
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	5,967,811
*	Gruma S.A.B. de C.V. ADR	82,911	195,670
	Grupo Carso S.A.B. de C.V. Series A-1	990,932	2,568,126
#	Grupo Elektra S.A. de C.V.	117,475	4,960,566
	Grupo Financiero Banorte S.A.B. de C.V.	2,827,109	4,361,685
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,754,664	4,702,489
*	Grupo Gigante S.A.B. de C.V. Series B	62,282	58,646
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	626,600	2,813,936
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	124,402
*	Grupo Kuo S.A.B. de C.V. Series B	68	27
	Grupo Mexico S.A.B. de C.V. Series B	8,890,162	6,890,101
* #	Grupo Modelo S.A.B. de C.V. Series C	924,700	2,695,869
*	Grupo Nutrisa S.A. de C.V.	129	152
*	Grupo Qumma S.A. de C.V. Series B	1,591	21
#	Grupo Televisa S.A. de C.V.	1,704,800	5,276,409
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	2,945,976	2,389,898
#	Industrias Penoles S.A.B. de C.V.	194,550	2,113,755
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	2,516,770
* #	Organizacion Soriana S.A.B. de C.V. Series B	2,134,000	3,794,705
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	3,247
*	Savia S.A. de C.V.	120,000	6,953
	Telefonos de Mexico S.A. de C.V. Series A	200,000	160,365
#	Telefonos de Mexico S.A.B. de C.V.	9,705,800	7,768,296
	Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	102,854
#	Telmex Internacional S.A.B. de C.V. (B39SR26)	9,705,800	5,061,695

8

	Telmex Internacional S.A.B. de C.V. ADR	30,200	313,476
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	11,877,118

	TOTAL — MEXICO		113,969,968

	PHILIPPINES — (0.6%)
	COMMON STOCKS — (0.6%)
	Aboitiz Equity Ventures, Inc.	2,955,000	353,950
	Ayala Corp. Series A	313,453	1,428,718
	Ayala Land, Inc.	9,214,518	1,216,536
	Banco de Oro Unibank, Inc.	1,292,908	800,822
	Bank of the Philippine Islands	2,320,456	1,889,314
*	Filipina Water Bottling Corp.	2,006,957	—
	Metro Bank & Trust Co.	257,100	158,984
	Philippine Long Distance Telephone Co.	100,210	4,547,320
	Pilipino Telephone Corp.	876,000	154,376
	Robinson’s Land Corp. Series B	183,100	20,777
	SM Prime Holdings, Inc.	508,168	88,057
	Universal Robina Corp.	1,562,200	232,506

	TOTAL — PHILIPPINES		10,891,360

	POLAND — (1.2%)
	COMMON STOCKS — (1.2%)
	Asseco Poland SA	9,607	150,899
	Bank Pekao SA	163,030	5,838,031
*	Bank Przemyslowo Handlowy BPH SA	2,029	20,703
*	Bank Zackodni WBK SA	37,228	977,761
*	Browary Zywiec SA	13,634	2,416,369
	Kredyt Bank SA	88,259	155,013
*	Mondi Packaging Paper Swiecie SA	26,883	419,018
*	PBG SA	2,814	172,210
	Polski Koncern Naftowy Orlen SA	267,237	2,101,529
	Polskie Gornictwo Naftowe I Gazownictwo SA	407,772	466,422
	Powszechna Kasa Oszczednosci Bank Polski SA	176,070	1,400,223
	Telekomunikacja Polska SA	1,112,400	5,843,949
	TVN SA	35,681	102,561

	TOTAL — POLAND		20,064,688

	SINGAPORE — (0.0%)
	COMMON STOCKS — (0.0%)
* #	Genting International P.L.C.	560,350	229,333

	SOUTH AFRICA — (7.8%)
	COMMON STOCKS — (7.8%)
	ABSA Group, Ltd.	362,514	4,180,782
*	Adcock Ingram Holdings, Ltd.	5,100	25,185
	African Bank Investments, Ltd.	142,826	452,558
	African Rainbow Minerals, Ltd.	366,396	4,950,177

9

	Anglo American Platinum Corp., Ltd.	114,526	6,126,407
	AngloGold Ashanti, Ltd. Sponsored ADR	66,239	2,040,161
	ArcelorMittal South Africa, Ltd.	367,638	3,426,443
	Barloworld, Ltd.	4,883	20,652
	Bidvest Group, Ltd.	182,111	1,925,302
	Data Tec, Ltd.	10,700	21,065
	Discovery Holdings, Ltd.	391,199	1,134,871
	Exxaro Resources, Ltd.	83,898	615,084
	FirstRand, Ltd.	254,382	388,565
	Freeworld Coatings, Ltd.	117,583	79,927
	Gold Fields, Ltd. Sponsored ADR	390,181	4,057,882
* #	Harmony Gold Mining Co., Ltd.	387,997	3,612,025
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	389,769	3,632,647
	Impala Platinum Holdings, Ltd.	418,504	7,996,371
	Kumba Iron Ore, Ltd.	15,092	287,783
	Liberty Holdings, Ltd.	209,134	1,430,584
	Massmart Holdings, Ltd.	124,452	1,074,363
	MTN Group, Ltd.	1,626,187	21,113,094
	Naspers, Ltd. Series N	190,983	3,891,974
#	Nedbank Group, Ltd.	54,403	554,871
	Network Healthcare Holdings, Ltd.	332,196	364,303
	Pick’n Pay Stores, Ltd.	288,558	1,034,963
	Pretoria Portland Cement Co., Ltd.	753,899	2,893,699
	PSG Group, Ltd.	189,027	352,539
	Sanlam, Ltd.	779,118	1,454,139
	Sasol, Ltd. Sponsored ADR	1,270,370	38,250,841
	Shoprite Holdings, Ltd.	596,920	3,576,148
	Standard Bank Group, Ltd.	606,734	5,862,391
	Steinhoff International Holdings, Ltd.	694,492	832,357
*	Super Group, Ltd.	513,680	37,362
	Telkom South Africa, Ltd.	521,362	6,569,050
	Tiger Brands, Ltd.	76,245	1,184,440

TOTAL — SOUTH AFRICA			135,451,005

SOUTH KOREA — (11.9%)
COMMON STOCKS — (11.9%)
	Amorepacific Corp.	3,527	1,882,985
	Cheil Industrial, Inc.	20,690	742,856
#	Daewoo Engineering & Construction Co., Ltd.	218,088	1,912,664
	Daewoo International Corp.	47,246	1,113,489
*	Daewoo Securities Co., Ltd.	103,195	1,686,918
#	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	2,530,307
#	Doosan Heavy Industries & Construction Co., Ltd.	14,950	975,273
#	Doosan Infracore Co., Ltd.	82,000	1,151,831
#	Glovis Co., Ltd.	6,360	323,081
	GS Engineering & Construction Corp.	27,320	1,433,069
	GS Holdings Corp.	42,945	1,030,076
	Hana Financial Group, Inc.	112,261	1,933,578
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,006,589
	Hite Brewery Co., Ltd.	6,098	870,060
	Hyundai Development Co.	33,870	1,054,773

10

#	Hyundai Heavy Industries Co., Ltd.	49,890	8,944,850
#	Hyundai Merchant Marine Co., Ltd.	24,600	511,600
	Hyundai Mobis	53,070	4,072,712
#	Hyundai Motor Co., Ltd.	95,919	5,125,427
	Hyundai Steel Co.	58,560	2,472,339
	Kangwon Land, Inc.	150,410	1,831,971
*	KB Financial Group, Inc.	139,085	4,312,442
	KCC Corp.	7,410	2,055,369
* #	Kia Motors Corp.	225,130	1,973,037
*	Korea Electric Power Corp.	295,290	6,378,505
	Korea Exchange Bank	200,200	1,140,620
	Korea Gas Corp.	35,793	1,193,263
	KT Corp.	195,930	5,697,062
*	KT Freetel, Ltd.	47,030	971,527
	KT&G Corp.	103,590	5,711,042
#	LG Chemical, Ltd.	32,392	3,576,481
#	LG Corp.	129,413	5,728,633
#	LG Electronics, Inc.	88,910	7,345,038
* #	LG Hausys, Ltd.	4,382	392,775
#	LG Household & Healthcare Co., Ltd.	5,120	704,436
	Lotte Confectionary Co., Ltd.	315	253,600
#	Macquarie Korea Infrastructure Fund	75,002	276,783
#	POSCO	46,060	14,203,999
	S1 Corp.	3,130	114,705
	Samsung Card Co., Ltd.	23,720	708,292
	Samsung Corp.	100,930	3,480,556
	Samsung Electro-Mechanics Co., Ltd.	37,767	1,519,007
	Samsung Electronics Co., Ltd.	97,139	44,854,627
#	Samsung Electronics Co., Ltd. ADR	49,372	11,390,579
	Samsung Fire and Marine Insurance, Ltd.	35,022	4,778,563
#	Samsung Heavy Industries Co., Ltd.	126,000	2,990,981
	Samsung SDI Co., Ltd.	20,352	1,460,675
* #	Samsung Securities Co., Ltd.	33,780	1,732,038
*	Shinhan Financial Group Co., Ltd.	218,686	5,410,286
	Shinhan Financial Group Co., Ltd. ADR	16,770	827,599
#	Shinsegae Co., Ltd.	12,596	4,492,907
	SK Co., Ltd.	21,194	1,960,466
	SK Energy Co., Ltd.	51,889	4,068,003
	SK Telecom Co., Ltd.	56,085	7,995,284
#	S-Oil Corp.	47,310	2,208,036
	Woongjin Coway Co., Ltd.	13,260	331,192
*	Woori Investment & Securities Co., Ltd.	67,386	943,073
	Yuhan Corp.	776	119,959

TOTAL — SOUTH KOREA			205,907,888

TAIWAN — (10.3%)
COMMON STOCKS — (10.3%)
	Acer, Inc.	2,774,494	5,302,801
	Advanced Semiconductor Engineering, Inc.	2,990,899	1,660,444
	Advantech Co., Ltd.	73,244	115,282
	Asia Cement Corp.	2,380,693	2,451,277

11

	Asustek Computer, Inc.	2,962,281	3,931,227
	AU Optronics Corp.	1,294,052	1,376,722
	AU Optronics Corp. Sponsored ADR	120,870	1,311,440
	Catcher Co., Ltd.	140,027	352,237
	Cathay Financial Holdings Co., Ltd.	2,551,761	2,855,615
	Chang Hwa Commercial Bank	1,869,000	752,811
	Cheng Shin Rubber Industry Co., Ltd.	980,718	1,474,795
	Cheng Uei Precision Industry Co., Ltd.	228,659	318,218
	Chi Mei Optoelectronic Corp.	1,481,000	736,662
	Chicony Electronics Co., Ltd.	190,000	310,351
	China Development Financial Holding Corp.	3,970,000	1,012,399
	China Steel Corp.	8,387,027	6,489,008
	Chinatrust Financial Holdings Co., Ltd.	501,000	228,996
	Chungwa Picture Tubes Co., Ltd.	2,528,000	421,163
	Clevo Co.	449,000	514,263
	Compal Electronics, Inc.	3,689,927	3,129,200
	Delta Electronics Industrial Co., Ltd.	1,776,830	3,878,642
	E.Sun Financial Holding Co., Ltd.	1,093,000	293,866
	Epistar Corp.	224,000	440,899
	Eternal Chemical Co., Ltd.	252,000	181,067
	Evergreen International Storage & Transport Corp.	357,000	241,803
	Evergreen Marine Corp., Ltd.	481,869	240,174
	Everlight Electronics Co., Ltd.	146,000	308,158
	Far East Textile, Ltd.	4,207,850	3,925,753
	Feng Hsin Iron & Steel Co., Ltd.	170,000	208,600
	First Financial Holding Co., Ltd.	5,083,487	2,685,086
	Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,326,463
	Formosa International Hotels Corp.	32,000	364,972
	Formosa Plastics Corp.	4,721,167	8,318,334
	Formosa Taffeta Co., Ltd.	605,000	388,831
	Foxconn Technology Co., Ltd.	600,694	1,651,841
	Fubon Financial Holding Co., Ltd.	5,940,052	4,604,249
	Giant Manufacture Co., Ltd.	168,000	397,067
	Hon Hai Precision Industry Co., Ltd.	3,991,458	11,523,487
	Hotai Motor Co., Ltd.	387,000	670,643
	HTC Corp.	502,095	6,799,195
	Hua Nan Financial Holding Co., Ltd.	5,559,124	3,152,173
	Innolux Display Corp.	1,698,000	1,872,535
	Inventec Corp.	1,575,202	788,011
	Lee Chang Yung Chemical Industry Corp.	291,000	252,725
	Lite-On Technology Corp.	504,000	403,350
	Macronix International Co., Ltd.	1,726,335	718,652
	Media Tek, Inc.	734,059	7,634,267
	Mega Financial Holding Co., Ltd.	4,537,000	1,833,927
	Mitac International Corp.	209,288	96,732
	Nan Ya Plastic Corp.	6,878,218	9,100,600
*	Nan Ya Printed Circuit Board Corp.	197,000	551,061
	Pou Chen Corp.	1,911,754	1,134,851
	President Chain Store Corp.	776,260	1,869,091
	Shihlin Electric & Engineering Corp.	235,000	234,862
	Shin Kong Financial Holding Co., Ltd.	1,752,619	565,898
	Siliconware Precision Industries Co., Ltd.	2,347,324	3,044,715

12

SinoPac Holdings Co., Ltd.	2,671,000	701,033
Synnex Technology International Corp.	843,364	1,223,601
Taishin Financial Holdings Co., Ltd.	1,449,000	326,656
* Taiwan Business Bank	921,000	208,087
Taiwan Cement Corp.	2,415,895	2,308,118
Taiwan Cooperative Bank	2,997,634	1,621,143
Taiwan Glass Industrial Corp.	1,271,068	905,984
Taiwan Secom Co., Ltd.	150,000	226,144
Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	37,695,426
* Tatung Co., Ltd.	1,058,000	282,301
Ton Yi Industrial Corp.	220,000	82,890
Transcend Information, Inc.	125,000	342,273
TSRC Corp.	368,000	421,340
U-Ming Marine Transport Corp.	648,860	1,170,154
Uni-President Enterprises Corp.	3,348,991	3,362,927
United Microelectronics Corp.	5,956,000	2,249,596
Walsin Lihwa Corp.	2,278,539	585,241
Wan Hai Lines Co., Ltd.	543,209	248,670
Wistron Corp.	1,139,690	1,441,490
Yang Ming Marine Transport Corp.	341,131	120,426
Yuanta Financial Holding Co., Ltd.	1,945,885	1,138,017

TOTAL — TAIWAN		179,109,008

THAILAND — (1.2%)
COMMON STOCKS — (1.2%)
Advance Info Service PCL (Foreign)	1,541,800	3,473,802
Bangkok Dusit Medical Services PCL (Foreign)	586,600	329,168
Bank of Ayudhya PCL (Foreign) NVDR	2,590,200	836,851
Banpu PCL (Foreign)	115,100	929,673
BEC World PCL (Foreign)	1,097,600	615,913
Bumrungrad Hospital PCL (Foreign)	297,000	197,804
C.P. ALL PCL (Foreign)	2,436,200	863,044
Charoen Pokphand Foods PCL (Foreign)	4,181,300	393,422
Delta Electronics (Thailand) PCL (Foreign)	622,510	209,944
Kasikornbank PCL (Foreign)	1,612,200	2,558,685
Krung Thai Bank PCL (Foreign)	10,100,370	1,517,131
Padaeng Industry PCL (Foreign) NVDR	550,900	209,212
PTT Aromatics & Refining PCL (Foreign)	1,287,137	525,288
PTT Chemical PCL (Foreign)	2,161,860	2,573,278
PTT Exploration & Production PCL (Foreign)	279,500	819,845
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	930,803
Siam City Bank PCL (Foreign)	833,100	234,925
Siam City Cement PCL (Foreign)	171,113	695,897
Siam Commercial Bank PCL (Foreign)	1,001,366	1,709,857
Siam Makro PCL (Foreign)	112,500	219,197
Thai Union Frozen Products PCL (Foreign)	534,820	333,457
The Siam Cement PCL (Foreign)	117,100	404,880

TOTAL — THAILAND		20,582,076

13

TURKEY — (1.8%)
COMMON STOCKS — (1.8%)
	Akbank T.A.S.	1,190,899	4,600,178
	Aksigorta A.S.	463,584	930,776
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	385,869	2,729,939
	Aygaz A.S.	1	1
	BIM BirlesikMagazalar A.S.	14,275	389,933
*	Dogan Sirketler Grubu Holding A.S.	2,048,598	822,348
*	Dogan Yayin Holding A.S.	2	1
	Enka Insaat ve Sanayi A.S.	257,074	1,093,980
	Eregli Demir ve Celik Fabrikalari Turk A.S.	775,239	1,880,890
	Ford Otomotiv Sanayi A.S.	114,792	384,041
*	Koc Holding A.S. Series B	985,150	1,798,081
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
	Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	2,165,251
*	Turk Ekonomi Bankasi A.S.	1	—
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	379,331
	Turkcell Iletisim Hizmetleri A.S.	240,093	1,226,898
*	Turkiye Garanti Bankasi A.S.	2,842,585	5,959,717
*	Turkiye Halk Bankasi A.S.	139,950	489,672
	Turkiye Is Bankasi A.S.	1,279,212	3,693,129
	Turkiye Vakiflar Bankasi T.A.O.	274,700	311,023
*	Yapi ve Kredi Bankasi A.S.	1,249,136	1,686,442

TOTAL — TURKEY			30,541,632

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,315,000 FNMA 5.00%, 06/01/23, valued at $1,225,648) to be repurchased at $1,204,006	$1,204	1,204,000

		Shares
SECURITIES LENDING COLLATERAL — (9.6%)
§ @	DFA Short Term Investment Fund LP	165,849,947	165,849,947

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC, 7.000%(r), 08/01/38, valued at $866,071) to be repurchased at $849,093	$849	849,089
TOTAL SECURITIES LENDING COLLATERAL			166,699,036

TOTAL INVESTMENTS - (100.0%) (Cost $1,203,038,451)			$1,731,036,722

See accompanying Notes to Financial Statements.

14

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (78.7%)
Consumer Discretionary — (15.8%)
* #	4Kids Entertainment, Inc.	842	$1,078
* #	99 Cents Only Stores	133,200	1,430,568
*	A.C. Moore Arts & Crafts, Inc.	25,417	74,980
	Aldila, Inc.	6,971	28,442
*	Alloy, Inc.	17,945	82,009
	American Greetings Corp. Class A	73,700	578,545
* #	America’s Car-Mart, Inc.	12,926	209,660
	Ameristar Casinos, Inc.	200	4,104
#	Arctic Cat, Inc.	20,766	83,064
	Asbury Automotive Group, Inc.	50,300	486,401
*	Ascent Media Corp. (043632108)	48	1,236
* #	Ascent Media Corp. (043632207)	114	172,368
*	ATC Technology Corp.	23,952	380,597
*	Audiovox Corp. Class A	23,689	131,711
* #	AutoNation, Inc.	305,400	5,408,634
*	Avatar Holdings, Inc.	21,050	391,109
*	Ballantyne of Omaha, Inc.	8,032	18,875
#	Barnes & Noble, Inc.	38,682	1,010,374
	Beasley Broadcast Group, Inc.	10,000	22,800
	bebe stores, inc.	1,900	17,480
* #	Benihana, Inc.	500	2,700
*	Benihana, Inc. Class A	300	1,569
#	Blockbuster, Inc. Class A	170,000	136,000
*	Bluegreen Corp.	18,575	35,478
	Blyth, Inc.	4,825	212,686
#	Bob Evans Farms, Inc.	54,784	1,328,512
#	Bon-Ton Stores, Inc.	14,849	43,805
	Books-A-Million, Inc.	21,400	122,836
#	Boyd Gaming Corp.	7,800	71,682
#	Brookfield Homes Corp.	39,865	209,291
#	Brown Shoe Company, Inc.	74,175	476,945
	Brunswick Corp.	112,200	670,956
* #	Build-A-Bear-Workshop, Inc.	25,190	137,537
#	Bunge, Ltd.	71,000	3,408,710
* #	Cabela’s, Inc.	109,175	1,398,532
*	Cache, Inc.	9,000	40,950
* #	California Coastal Communities, Inc.	3,309	4,401
	Callaway Golf Co.	94,070	710,228
	Canterbury Park Holding Corp.	2,755	16,530
	Carmike Cinemas, Inc.	9,700	39,576
#	Carnival Corp.	688,708	18,512,471
*	Carriage Services, Inc.	19,056	50,117
*	Cavalier Homes, Inc.	22,751	37,767

1

*	Cavco Industries, Inc.	9,633	225,798
	CBS Corp. Class B	483,866	3,406,417
#	Centex Corp.	142,760	1,561,794
* #	Chico’s FAS, Inc.	197,200	1,506,608
	Christopher & Banks Corp.	56,231	312,644
	Churchill Downs, Inc.	1,337	46,541
	Cinemark Holdings, Inc.	82,874	737,579
#	Coachmen Industries, Inc.	5,300	4,478
*	Coldwater Creek, Inc.	1,100	3,795
#	Columbia Sportswear Co.	13,613	418,191
	Comcast Corp. Class A	3,570,978	55,207,320
	Comcast Corp. Special Class A	1,432,185	21,024,476
*	Concord Camera Corp.	1	1
* #	Conn’s, Inc.	38,000	624,720
#	Cooper Tire & Rubber Co.	158,988	1,314,831
*	Cox Radio, Inc.	61,500	295,200
	Craftmade International, Inc.	2,799	5,766
	CSS Industries, Inc.	18,850	374,361
*	Culp, Inc.	21,913	96,636
* #	Cumulus Media, Inc. Class A	9,417	11,583
*	Cybex International, Inc.	30,133	32,996
#	D.R. Horton, Inc.	121,320	1,583,226
*	dELiA*s, Inc.	22,143	47,607
*	Delta Apparel, Inc.	6,832	40,924
* #	Design Within Reach, Inc.	16,861	14,669
*	Destination Maternity Corp.	11,818	158,598
* #	Diedrich Coffee, Inc.	1,892	18,390
#	Dillards, Inc. Class A	120,300	927,513
#	DineEquity, Inc.	49,683	1,591,843
* #	Discovery Communications, Inc. (25470F104)	40,480	768,715
* #	Discovery Communications, Inc. (25470F203)	3,937	75,177
*	Discovery Communications, Inc. (25470F302)	163,880	2,871,178
#	Disney (Walt) Co.	871,029	19,075,535
*	Dixie Group, Inc.	11,800	22,892
*	Dorman Products, Inc.	12,347	132,113
	Dover Motorsports, Inc.	15,900	25,281
* #	Dr Pepper Snapple Group, Inc.	77,894	1,613,185
* #	Drew Industries, Inc.	57,500	821,100
* #	DSW, Inc.	2,000	21,740
*	Duckwall-ALCO Stores, Inc.	700	7,910
#	Eastman Kodak Co.	278,700	850,035
	Educational Development Corp.	2,100	11,760
*	Emerson Radio Corp.	2,074	1,327
#	Ethan Allen Interiors, Inc.	20,300	273,035
* #	Expedia, Inc.	87,526	1,191,229
*	Famous Dave’s of America, Inc.	100	676
	Finish Line, Inc. Class A	112,109	952,926
	Fisher Communications, Inc.	15,023	181,177
*	Flanigan’s Enterprises, Inc.	865	4,022
	Flexsteel Industries, Inc.	1,719	12,222
#	Foot Locker, Inc.	211,664	2,516,685
	Fortune Brands, Inc.	149,626	5,881,798
*	Franklin Covey Co.	11,716	49,090
*	Franklin Electronic Publishers, Inc.	4,850	3,880
#	Fred’s, Inc.	41,937	572,859

2

	Frisch’s Restaurants, Inc.	600	15,030
	Furniture Brands International, Inc.	71,463	225,823
*	GameTech International, Inc.	5,360	7,182
* #	Gander Mountain Co.	43,992	171,569
#	Gannett Co., Inc.	85,122	332,827
* #	Gaylord Entertainment Co.	28,382	395,645
* #	Genesco, Inc.	51,445	1,171,917
*	Gentek, Inc.	8,444	161,196
*	G-III Apparel Group, Ltd.	19,700	157,994
*	Goodyear Tire & Rubber Co.	73,246	804,974
#	Group 1 Automotive, Inc.	63,000	1,341,900
*	Harris Interactive, Inc.	30,451	12,180
	Harte-Hanks, Inc.	6,300	52,038
*	Hastings Entertainment, Inc.	1,572	5,659
#	Haverty Furniture Co., Inc.	46,379	503,212
	Hearst-Argyle Television, Inc.	78,353	352,588
	Heelys, Inc.	24,820	45,421
* #	Helen of Troy, Ltd.	64,389	1,027,005
*	Hollywood Media Corp.	28,505	27,365
	Hooker Furniture Corp.	4,341	50,877
* #	Hot Topic, Inc.	1,540	18,850
*	HSN, Inc.	68,956	476,486
* #	Iconix Brand Group, Inc.	95,450	1,361,117
* #	Isle of Capri Casinos, Inc.	15,000	161,100
*	J. Alexander’s Corp.	9,296	37,184
#	J.C. Penney Co., Inc.	220,404	6,764,199
* #	JAKKS Pacific, Inc.	18,275	231,179
* #	Jarden Corp.	108,050	2,171,805
*	Jo-Ann Stores, Inc.	47,950	878,444
#	Johnson Controls, Inc.	3,600	68,436
	Johnson Outdoors, Inc.	12,128	76,892
	Jones Apparel Group, Inc.	35,815	330,931
	Kenneth Cole Productions, Inc. Class A	12,274	84,936
	Kimball International, Inc. Class B	28,687	157,492
	KSW, Inc.	446	1,209
	K-Swiss, Inc. Class A	11,908	119,556
	LaCrosse Footwear, Inc.	495	3,816
*	Lakeland Industries, Inc.	11,757	88,060
*	Lakes Entertainment, Inc.	24,888	78,148
#	Landry’s Restaurants, Inc.	25,100	229,414
*	Lazare Kaplan International, Inc.	12,780	17,125
	Lennar Corp. Class A	160,100	1,559,374
*	Liberty Global, Inc. Class A	62,481	1,030,312
* #	Liberty Global, Inc. Series C	57,137	934,761
*	Liberty Media Corp. - Entertainment Class A	578,364	14,083,163
*	Liberty Media Corp. - Entertainment Class B	17,188	432,622
*	Liberty Media Corp. Capital Class A	217,289	2,542,281
*	Liberty Media Corp. Capital Class B	6,066	74,339
* #	Liberty Media Corp. Interactive Class A	882,463	4,677,054
*	Liberty Media Corp. Interactive Class B	35,506	194,218
#	Lifetime Brands, Inc.	12,558	35,288
#	Lithia Motors, Inc. Class A	37,982	110,907
* #	Live Nation, Inc.	130,962	512,061
* #	Lodgian, Inc.	21,628	55,584
*	Luby’s, Inc.	48,862	261,900

3

#	M/I Homes, Inc.	37,930	579,191
*	Mace Security International, Inc.	5,391	4,798
#	Macy’s, Inc.	391,800	5,359,824
* #	MarineMax, Inc.	11,000	50,050
*	McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	111,241
#	Meredith Corp.	58,650	1,470,942
* #	Meritage Homes Corp.	61,660	1,283,145
	Modine Manufacturing Co.	42,200	161,204
* #	Mohawk Industries, Inc.	98,740	4,671,389
*	Morton’s Restaurant Group, Inc.	17,295	80,249
	Movado Group, Inc.	31,700	290,689
*	MTR Gaming Group, Inc.	35,575	73,284
* #	Multimedia Games, Inc.	34,039	72,163
	Nautilus Group, Inc.	24,965	24,965
	New Frontier Media, Inc.	22,735	44,561
*	New Motion, Inc.	7,832	7,284
*	New York & Co., Inc.	33,100	191,980
#	News Corp. Class A	1,864,745	15,402,794
#	News Corp. Class B	855,872	7,805,553
*	Office Depot, Inc.	233,937	605,897
	OfficeMax, Inc.	6,700	49,915
*	Orbitz Worldwide, Inc.	49,372	93,807
#	Orleans Homebuilders, Inc.	21,971	46,139
	O’Charleys, Inc.	28,308	197,307
* #	Outdoor Channel Holdings, Inc.	48,678	364,111
	Oxford Industries, Inc.	35,285	343,676
* #	Palm Harbor Homes, Inc.	2,600	7,904
*	PC Mall, Inc.	10,070	64,448
#	Penske Automotive Group, Inc.	123,592	1,637,594
*	Perry Ellis International, Inc.	28,161	206,420
#	Phillips-Van Heusen Corp.	84,340	2,448,390
*	Phoenix Footwear Group, Inc.	8,100	3,321
* #	Pinnacle Entertainment, Inc.	98,230	1,225,910
*	Playboy Enterprises, Inc. Class B	45,100	135,751
*	Pomeroy IT Solutions, Inc.	10,282	36,295
*	Quiksilver, Inc.	124,972	206,204
*	RC2 Corp.	6,900	78,039
*	Red Lion Hotels Corp.	28,076	128,307
* #	Red Robin Gourmet Burgers, Inc.	41,775	1,025,576
*	Regent Communications, Inc.	5,728	773
#	Regis Corp.	73,400	1,404,876
* #	Rent-A-Center, Inc.	40,770	784,822
*	Retail Ventures, Inc.	80,824	210,142
*	Rex Stores Corp.	4,050	48,195
* #	Rick’s Cabaret International, Inc.	5,300	31,588
* #	Rocky Brands, Inc.	9,337	34,080
#	Royal Caribbean Cruises, Ltd.	322,500	4,750,425
*	Rubio’s Restaurants, Inc.	12,912	69,079
#	Ruby Tuesday, Inc.	8,900	68,352
	Russ Berrie & Co., Inc.	15,100	28,841
#	Ryland Group, Inc.	16,800	347,928
*	Saga Communications, Inc.	6,520	60,701
#	Salem Communications Corp.	10,535	6,637
	Sauer-Danfoss, Inc.	6,000	24,900
	Scholastic Corp.	38,300	755,659

4

* #	Sears Holdings Corp.	137,330	8,579,005
	Service Corp. International	260,071	1,178,122
	Shiloh Industries, Inc.	25,710	64,275
*	Shoe Carnival, Inc.	33,361	388,989
	Sinclair Broadcast Group, Inc. Class A	103,923	115,355
*	Skechers U.S.A., Inc. Class A	49,610	580,437
	Skyline Corp.	5,123	106,200
#	Sonic Automotive, Inc.	48,400	249,744
	Spartan Motors, Inc.	10,400	83,928
	Speedway Motorsports, Inc.	71,417	1,071,255
*	Sport Chalet, Inc. Class A	12,882	7,600
*	Sport Chalet, Inc. Class B	400	620
	Sport Supply Group, Inc.	22,769	137,069
#	Stage Stores, Inc.	60,550	741,737
	Standard Motor Products, Inc.	23,500	94,000
	Standard Pacific Corp.	19,894	37,202
	Stanley Furniture, Inc.	15,997	164,129
*	Steinway Musical Instruments, Inc.	8,617	115,726
	Stewart Enterprises, Inc.	25,202	87,955
*	Stoneridge, Inc.	23,350	53,938
	Strattec Security Corp.	5,656	74,094
#	Superior Industries International, Inc.	38,900	586,612
	Superior Uniform Group, Inc.	9,178	70,028
*	Syms Corp.	6,000	33,960
	Tandy Brand Accessories, Inc.	10,432	22,220
*	Tandy Leather Factory, Inc.	500	1,375
	The Marcus Corp.	9,332	118,516
	The Men’s Wearhouse, Inc.	84,060	1,566,878
#	The Pep Boys - Manny, Moe & Jack	81,600	603,840
* #	The Steak n Shake Co.	68,906	796,553
*	Ticketmaster Entertainment, Inc.	7,167	37,698
	Time Warner Cable, Inc.	693,942	22,365,751
	Time Warner, Inc.	1,534,860	33,505,994
* #	Toll Brothers, Inc.	238,999	4,842,120
*	Trans World Entertainment Corp.	5,898	4,011
*	TRW Automotive Holdings Corp.	163,213	1,406,896
*	Tween Brands, Inc.	1,700	4,964
#	Tyco Electronics, Ltd.	549,298	9,579,757
* #	Unifi, Inc.	163,482	147,134
#	Unifirst Corp.	14,720	548,909
* #	Vail Resorts, Inc.	1,800	52,560
*	Valassis Communications, Inc.	38,500	199,045
	Virco Manufacturing Corp.	12,601	40,071
	Washington Post Co.	4,880	2,042,719
* #	West Marine, Inc.	22,463	129,162
	Whirlpool Corp.	88,001	3,974,125
	Williams-Sonoma, Inc.	11,805	165,270
*	WPT Enterprises, Inc.	1,185	889
#	Wyndham Worldwide Corp.	240,716	2,811,563
* #	Zale Corp.	75,640	281,381
Total Consumer Discretionary			369,546,707

Consumer Staples — (3.4%)
#	Andersons, Inc.	9,100	146,237
#	Archer-Daniels-Midland Co.	437,789	10,778,365

5

	B&G Foods, Inc.	62,773	384,171
*	Cagle’s, Inc. Class A	600	1,320
*	Caribou Coffee Co.	3,840	15,360
	CCA Industries, Inc.	7,023	20,367
*	Central European Distribution Corp.	2,300	51,520
* #	Central Garden & Pet Co.	38,132	366,830
*	Central Garden & Pet Co. Class A	15,054	136,540
#	Chiquita Brands International, Inc.	70,190	531,338
* #	Collective Brands, Inc.	104,390	1,515,743
*	Constellation Brands, Inc. Class A	81,650	946,323
*	Constellation Brands, Inc. Class B	12,715	149,401
	Corn Products International, Inc.	69,317	1,656,676
* #	Craft Brewers Alliance, Inc.	2,446	5,308
	CVS Caremark Corp.	196,296	6,238,287
	Del Monte Foods Co.	342,870	2,588,668
*	Elizabeth Arden, Inc.	1,400	12,124
	Farmer Brothers Co.	28,573	564,317
#	Great Atlantic & Pacific Tea, Inc.	11,200	82,208
	Griffin Land & Nurseries, Inc. Class A	1,500	46,695
* #	Hain Celestial Group, Inc.	64,605	1,078,257
	Imperial Sugar Co.	17,199	112,653
	Ingles Market, Inc. Class A	4,938	77,082
	Inter Parfums, Inc.	3,400	26,384
	J.M. Smucker Co.	26,800	1,055,920
	Kraft Foods, Inc.	1,175,778	27,513,205
*	Maui Land & Pineapple Co., Inc.	5,900	37,465
	MGP Ingredients, Inc.	6,962	11,696
	Molson Coors Brewing Co.	190,750	7,296,187
	Molson Coors Brewing Co. Class A	1,908	72,504
* #	NBTY, Inc.	70,000	1,813,700
*	Omega Protein Corp.	35,725	113,963
*	Orchids Paper Products Co.	700	11,970
*	Pantry, Inc.	14,500	342,490
*	Parlux Fragrances, Inc.	556	1,334
* #	Prestige Brands Holdings, Inc.	116,810	754,593
#	Ralcorp Holdings, Inc.	13,400	765,944
*	Sanfilippo (John B.) & Son, Inc.	9,100	51,870
	Seaboard Corp.	2,041	1,908,335
*	Seneca Foods Corp. Class B	300	7,515
*	Smart Balance, Inc.	26,500	186,295
*	Smithfield Foods, Inc.	226,973	1,961,047
#	SUPERVALU, Inc.	18,300	299,205
	Tasty Baking Co.	10,988	46,699
* #	TreeHouse Foods, Inc.	44,674	1,187,882
#	Tyson Foods, Inc. Class A	405,030	4,269,016
#	Universal Corp.	9,190	277,170
	Weis Markets, Inc.	3,426	126,728
* #	Winn-Dixie Stores, Inc.	92,300	1,057,758
*	Zapata Corp.	3,064	19,273
Total Consumer Staples			78,721,938

Energy — (12.0%)
	Adams Resources & Energy, Inc.	6,958	102,630
* #	Allis-Chalmers Energy, Inc.	65,126	125,693
#	Alon USA Energy, Inc.	36,500	463,550

6

#	Anadarko Petroleum Corp.	845,068	36,388,628
	Apache Corp.	314,001	22,878,113
#	Atlas America, Inc.	2,200	34,232
	Barnwell Industries, Inc.	5,190	22,576
*	Basic Energy Services, Inc.	79,746	813,409
#	Berry Petroleum Corp. Class A	2,100	34,608
*	Bill Barret Corp.	1,140	29,617
#	BJ Services Co.	158,482	2,201,315
* #	Brigham Exploration Co.	85,889	200,980
* #	Bristow Group, Inc.	48,500	1,103,860
* #	Bronco Drilling Co., Inc.	40,781	223,888
*	Cal Dive International, Inc.	53,900	426,888
*	Callon Petroleum Co.	7,900	13,904
*	Carrizo Oil & Gas, Inc.	4,500	55,485
#	Chesapeake Energy Corp.	618,000	12,180,780
	Cimarex Energy Co.	127,200	3,421,680
*	Complete Production Services, Inc.	57,027	380,940
	ConocoPhillips	1,496,850	61,370,850
*	CREDO Petroleum Corp.	700	5,775
*	CVR Energy, Inc.	2,100	15,456
#	Delek US Holdings, Inc.	68,089	699,274
* #	Delta Petroleum Corp.	8,728	25,660
	Devon Energy Corp.	437,831	22,701,537
* #	Encore Acquisition Co.	44,278	1,292,475
#	ENSCO International, Inc.	59,067	1,670,415
* #	Exterran Holdings, Inc.	62,389	1,288,333
* #	Forest Oil Corp.	112,481	1,799,696
*	Geokinetics, Inc.	12,504	58,894
* #	Geomet, Inc.	64,409	60,544
* #	Global Industries, Ltd.	4,600	29,762
* #	Gulfmark Offshore, Inc.	37,045	995,770
*	Harvest Natural Resources, Inc.	28,700	146,370
*	Helix Energy Solutions Group, Inc.	4,200	38,178
	Helmerich & Payne, Inc.	64,234	1,979,692
*	Hercules Offshore, Inc.	92,800	296,960
*	HKN, Inc.	19,023	32,339
*	Hornbeck Offshore Services, Inc.	9,800	227,654
*	Key Energy Group, Inc.	9,900	43,461
	Lufkin Industries, Inc.	600	20,940
	Marathon Oil Corp.	856,737	25,445,089
*	Mariner Energy, Inc.	150,441	1,712,019
#	Massey Energy Co.	28,600	455,026
*	Mitcham Industries, Inc.	1,742	7,839
* #	Nabors Industries, Ltd.	30,901	470,004
*	National-Oilwell, Inc.	111,231	3,368,075
*	Natural Gas Services Group, Inc.	15,260	152,295
* #	Newfield Exploration Co.	221,665	6,911,515
*	Newpark Resources, Inc.	102,445	286,846
	Noble Energy, Inc.	175,300	9,948,275
*	Oil States International, Inc.	39,000	737,100
	Overseas Shipholding Group, Inc.	48,600	1,395,306
*	Parker Drilling Co.	87,100	240,396
#	Patterson-UTI Energy, Inc.	111,625	1,418,754
*	Petrohawk Energy Corp.	84,917	2,004,041
*	Petroleum Development Corp.	16,500	267,465

7

* #	PHI, Inc. Non-Voting	24,417	276,400
*	PHI, Inc. Voting	200	2,596
*	Pioneer Drilling Co.	83,080	415,400
#	Pioneer Natural Resources Co.	164,693	3,807,702
* #	Plains Exploration & Production Co.	162,430	3,065,054
*	PowerSecure International, Inc.	15,300	63,342
*	Pride International, Inc.	60,920	1,382,884
#	Rowan Companies, Inc.	44,876	700,514
* #	SEACOR Holdings, Inc.	38,153	2,507,415
#	Smith International, Inc.	8,232	212,797
*	Stone Energy Corp.	44,236	190,657
	Sunoco, Inc.	70,498	1,868,902
* #	Swift Energy Corp.	32,130	347,647
#	Tesoro Petroleum Corp.	122,780	1,872,395
*	TETRA Technologies, Inc.	4,600	26,312
*	TGC Industries, Inc.	787	2,504
	Tidewater, Inc.	22,100	955,825
#	Toreador Resources Corp.	18,750	69,375
* #	Trico Marine Services, Inc.	36,955	143,385
*	Union Drilling, Inc.	34,327	205,619
* #	Unit Corp.	57,000	1,555,530
#	USEC, Inc.	181,800	1,125,342
	Valero Energy Corp.	738,360	14,649,062
#	W&T Offshore, Inc.	65,800	610,624
* #	Western Refining, Inc.	113,600	1,430,224
* #	Whiting Petroleum Corp.	69,755	2,285,174
#	World Fuel Services Corp.	4,996	190,497
	XTO Energy, Inc.	295,376	10,237,732
Total Energy			280,923,766

Financials — (23.0%)
	1st Source Corp.	50,701	995,768
	21st Century Holding Co.	21,667	86,018
	Abigail Adams National Bancorp, Inc.	900	1,845
	Abington Bancorp, Inc.	72,552	637,732
	Access National Corp.	600	3,624
#	Advanta Corp. Class A	9,327	7,275
	Advanta Corp. Class B	833	975
	Affirmative Insurance Holdings, Inc.	12,624	41,785
* #	Allegheny Corp.	14,841	3,764,568
	Alliance Bancorp, Inc. of Pennsylvania	700	5,810
	Allstate Corp.	501,660	11,703,728
#	Amcore Financial, Inc.	36,434	53,558
	American Bancorp of New Jersey, Inc.	15,501	156,250
#	American Capital, Ltd.	222,831	688,548
#	American Equity Investment Life Holding Co.	88,700	499,381
	American Financial Group, Inc.	199,200	3,501,936
*	American Independence Corp.	866	3,031
#	American National Insurance Co.	48,061	3,261,900
* #	American Safety Insurance Holdings, Ltd.	11,675	132,861
* #	AmeriCredit Corp.	224,750	2,285,707
	Ameriprise Financial, Inc.	148,012	3,900,116
	Ameris Bancorp	36,345	238,060
*	Amerisafe, Inc.	18,913	290,504
	AmeriServe Financial, Inc.	33,134	58,647

8

*	Appalachian Bancshares, Inc.	1,797	2,174
*	Arch Capital Group, Ltd.	2,438	140,868
*	Argo Group International Holdings, Ltd.	34,700	971,253
#	Aspen Insurance Holdings, Ltd.	89,116	2,101,355
	Asset Acceptance Capital Corp.	6,790	56,289
	Associated Banc-Corp.	105,623	1,633,988
#	Assured Guaranty, Ltd.	152,510	1,473,247
#	ASTA Funding, Inc.	638	1,837
	Atlantic Coast Federal Corp.	4,355	9,995
	Atlantic Southern Financial Group, Inc.	1,000	4,125
	Axis Capital Holdings, Ltd.	14,900	367,136
* #	B of I Holding, Inc.	13,154	84,317
	Baldwin & Lyons, Inc. Class A	300	5,550
	Baldwin & Lyons, Inc. Class B	8,413	168,681
	Bancorp Rhode Island, Inc.	1,300	24,063
#	BancTrust Financial Group, Inc.	34,553	227,359
	Bank Mutual Corp.	51,800	531,986
#	Bank of America Corp.	3,628,599	32,403,389
* #	Bank of Florida Corp.	23,074	73,837
	Bank of Granite Corp.	32,753	68,781
#	BankAtlantic Bancorp, Inc.	8,450	19,604
	BankFinancial Corp.	46,664	499,305
#	Banner Corp.	14,446	67,029
	Bar Harbor Bankshares	2,200	54,274
#	BB&T Corp.	211,080	4,926,607
* #	Beach First National Bancshares, Inc.	7,596	22,788
#	Berkshire Hills Bancorp, Inc.	25,284	570,407
#	BlackRock, Inc.	9,400	1,377,288
	Boston Private Financial Holdings, Inc.	100,686	464,162
	Brookline Bancorp, Inc.	60,704	602,184
	Cadence Financial Corp.	28,081	94,633
	Camden National Corp.	296	8,584
#	Capital City Bank Group, Inc.	14,196	213,508
	Capital One Financial Corp.	401,285	6,717,511
	Capital Southwest Corp.	8,539	663,993
#	Capitol Bancorp, Ltd.	33,814	123,759
	Cardinal Financial Corp.	26,257	206,117
	Carver Bancorp, Inc.	600	3,744
	Cascade Financial Corp.	10,477	34,050
#	Cathay General Bancorp	84,557	948,730
	Center Financial Corp.	40,776	103,571
	Centerstate Banks of Florida, Inc.	400	4,804
*	Central Jersey Bancorp	8,049	48,214
#	Central Pacific Financial Corp.	65,000	380,900
	Centrue Financial Corp.	1,000	5,095
	Century Bancorp, Inc. Class A	1,206	17,427
	CFS Bancorp, Inc.	14,248	52,148
#	Chemical Financial Corp.	33,675	718,961
* #	Chicopee Bancorp, Inc.	1,000	12,500
	Chubb Corp.	390,477	15,209,079
#	Cincinnati Financial Corp.	230,743	5,526,295
	CIT Group, Inc.	105,100	233,322
#	Citigroup, Inc.	1,919,900	5,855,695
	Citizens Community Bancorp, Inc.	10,355	62,130
	Citizens Holding Co.	200	4,550

9

	Citizens South Banking Corp.	1,842	9,597
	City National Corp.	37,300	1,365,180
#	CME Group, Inc.	67,810	15,009,743
#	CNA Financial Corp.	313,566	3,753,385
*	CNA Surety Corp.	59,978	1,154,576
#	CoBiz Financial, Inc.	37,574	220,559
	Codorus Valley Bancorp, Inc.	315	2,756
#	Colony Bankcorp, Inc.	300	2,508
	Columbia Banking System, Inc.	49,127	486,357
	Comerica, Inc.	195,322	4,097,856
	Commonwealth Bankshares, Inc.	1,300	6,240
* #	Community Bancorp	4,000	9,000
	Community Bank System, Inc.	1,686	27,735
	Community West Bancshares	400	1,018
	Compass Diversified Holdings	57,041	509,947
* #	CompuCredit Corp.	89,574	286,637
*	Conseco, Inc.	246,095	393,752
*	Consumer Portfolio Services, Inc.	18,763	13,885
* #	Core-Mark Holding Co., Inc.	29,059	557,061
*	Cowen Group, Inc.	3,400	19,618
*	Crescent Financial Corp.	19,440	76,594
	CVB Financial Corp.	4,202	25,254
*	Dearborn Bancorp, Inc.	6,213	13,606
#	Delphi Financial Group, Inc. Class A	69,878	1,206,793
#	Discover Financial Services	719,953	5,853,218
	Donegal Group, Inc. Class A	40,892	598,659
	Donegal Group, Inc. Class B	300	4,663
* #	Doral Financial Corp.	11,332	53,827
	East West Bancorp, Inc.	100,365	685,493
	Eastern Insurance Holdings, Inc.	23,777	191,880
	Eastern Virginia Bankshares, Inc.	300	2,685
	EMC Insurance Group, Inc.	24,800	561,968
*	Encore Bancshares, Inc.	5,200	47,528
*	Encore Capital Group, Inc.	38,372	335,371
	Endurance Specialty Holdings, Ltd.	76,288	1,995,694
	Enterprise Bancorp, Inc.	600	6,630
	Enterprise Financial Services Corp.	19,289	189,997
	ESB Financial Corp.	1,000	11,010
	ESSA Bancorp, Inc.	21,670	295,579
#	Evans Bancorp, Inc.	400	5,350
	Everest Re Group, Ltd.	22,900	1,709,256
#	F.N.B. Corp.	155,866	1,172,112
	Farmers Capital Bank Corp.	1,900	40,318
#	FBL Financial Group, Inc. Class A	43,386	249,469
	Federal Agriculture Mortgage Corp. Class A	277	608
	Federal Agriculture Mortgage Corp. Class C	10,441	32,994
	Fidelity Bancorp, Inc.	400	3,514
	Fidelity National Financial, Inc.	246,259	4,464,676
	Fidelity Southern Corp.	6,328	15,125
#	Fifth Third Bancorp	911,741	3,738,138
	Financial Institutions, Inc.	5,250	77,962
*	First Acceptance Corp.	39,006	99,465
	First American Corp.	155,240	4,359,139
#	First Bancorp (318672102)	145,408	801,198
	First Bancorp (318910106)	12,302	149,715

10

	First Bancshares, Inc. (318687100)	400	3,510
	First Bancshares, Inc. (318916103)	300	2,700
#	First Busey Corp.	87,479	684,961
	First Business Financial Services, Inc.	300	3,771
	First Citizens BancShares, Inc.	18,938	2,266,310
	First Defiance Financial Corp.	12,169	125,341
#	First Federal Bancshares of Arkansas, Inc.	1,300	5,219
	First Federal of Northern Michigan Bancorp, Inc.	1,100	1,518
	First Financial Corp.	328	12,169
	First Financial Holdings, Inc.	2,652	23,868
	First Financial Northwest, Inc.	36,597	295,338
	First Financial Service Corp.	900	14,400
#	First Horizon National Corp.	264,562	3,045,113
	First M&F Corp.	300	1,545
	First Merchants Corp.	31,341	381,107
*	First Mercury Financial Corp.	26,214	346,549
#	First Midwest Bancorp, Inc.	58,300	516,538
#	First Niagara Financial Group, Inc.	191,382	2,591,312
#	First PacTrust Bancorp, Inc.	900	7,200
	First Place Financial Corp.	24,803	140,881
	First Security Group, Inc.	17,516	67,612
	First State Bancorporation	5,646	12,195
	First United Corp.	600	6,000
	Firstbank Corp.	210	1,319
*	FirstCity Financial Corp.	5,552	17,489
	Flagstone Reinsurance Holdings, Ltd.	22,733	210,508
	Flushing Financial Corp.	47,920	441,343
#	FNB United Corp.	21,631	69,003
	Forest City Enterprises, Inc. Class A	1,800	15,174
* #	FPIC Insurance Group, Inc.	10,600	323,724
#	Fulton Financial Corp.	195,653	1,293,266
	German American Bancorp, Inc.	16,935	201,526
	GFI Group, Inc.	16,600	67,728
	Goldman Sachs Group, Inc.	16,500	2,120,250
#	Great Southern Bancorp, Inc.	10,962	180,763
#	Greene Bancshares, Inc.	28,623	243,295
	GS Financial Corp.	400	5,300
* #	Guaranty Bancorp	113,289	251,502
	Guaranty Federal Bancshares, Inc.	1,684	8,437
*	Hallmark Financial Services, Inc.	36,034	242,148
	Hampden Bancorp, Inc.	5,786	56,124
#	Hampton Roads Bankshares, Inc.	14,269	106,304
#	Hanmi Financial Corp.	6,300	9,765
	Hanover Insurance Group, Inc.	96,080	2,880,478
#	Harleysville National Corp.	86,697	760,333
	Harrington West Financial Group, Inc.	400	788
*	Harris & Harris Group, Inc.	78,893	381,842
#	Hartford Financial Services Group, Inc.	358,609	4,113,245
#	HCC Insurance Holdings, Inc.	163,623	3,913,862
#	Heartland Financial USA, Inc.	13,016	192,376
	Heritage Commerce Corp.	33,737	272,595
	Heritage Financial Corp.	11,918	134,316
	HF Financial Corp.	400	4,600
* #	Hilltop Holdings, Inc.	38,627	437,644
	Hingham Institution for Savings	500	13,990

11

	HMN Financial, Inc.	4,096	19,661
	Home Federal Bancorp, Inc.	31,472	317,552
	HopFed Bancorp, Inc.	3,319	31,530
#	Horace Mann Educators Corp.	68,828	604,310
	Horizon Bancorp	300	4,554
#	Horizon Financial Corp.	17,341	25,838
#	Huntington Bancshares, Inc.	257,100	717,309
	IBERIABANK Corp.	23,058	1,053,289
	Independence Holding Co.	25,070	129,612
#	Independent Bank Corp. (453836108)	27,357	546,046
#	Independent Bank Corp. (453838104)	41,710	75,078
#	Infinity Property & Casualty Corp.	32,000	1,127,680
	Integra Bank Corp.	36,875	79,650
	Intervest Bancshares Corp.	4,036	15,861
	Invesco, Ltd.	201,900	2,971,968
	Investors Title Co.	1,100	30,937
	IPC Holdings, Ltd.	53,300	1,387,932
	Jones Lang LaSalle, Inc.	25,800	832,566
#	JPMorgan Chase & Co.	2,495,918	82,365,294
	Kentucky First Federal Bancorp	3,200	34,224
#	KeyCorp	521,141	3,205,017
*	LaBranche & Co., Inc.	2,500	10,450
	Lakeland Bancorp, Inc.	13,967	118,859
	Landmark Bancorp, Inc.	1,543	25,737
	Legacy Bancorp, Inc.	22,879	242,289
#	Legg Mason, Inc.	145,493	2,920,045
* #	Leucadia National Corp.	244,200	5,184,366
#	Lincoln National Corp.	464,693	5,223,149
	LNB Bancorp, Inc.	12,489	71,624
	Loews Corp.	747,772	18,612,045
*	Louisiana Bancorp, Inc.	5,606	77,363
	LSB Corp.	800	7,296
#	M&T Bank Corp.	63,807	3,346,677
#	Macatawa Bank Corp.	33,567	106,407
	MainSource Financial Group, Inc.	58,970	510,680
*	Marlin Business Services, Inc.	2,700	8,613
	Marshall & Ilsley Corp.	300,980	1,739,664
	Max Capital Group, Ltd.	47,537	786,737
	MB Financial, Inc.	60,049	818,468
* #	MBIA, Inc.	337,600	1,596,848
#	MBT Financial Corp.	23,713	59,757
#	Meadowbrook Insurance Group, Inc.	113,375	674,581
	Medallion Financial Corp.	27,760	204,591
#	Mercantile Bancorp, Inc.	382	2,502
	Mercantile Bank Corp.	3,216	12,446
	Mercer Insurance Group, Inc.	15,786	230,791
*	Meridian Interstate Bancorp, Inc.	1,700	13,566
	Meta Financial Group, Inc.	1,601	20,925
#	MetLife, Inc.	847,339	25,208,335
	MetroCorp Bancshares, Inc.	2,600	8,372
* #	MF Global, Ltd.	4,400	26,840
	MicroFinancial, Inc.	5,300	12,190
#	Midwest Banc Holdings, Inc.	49,122	79,578
	Morgan Stanley	654,746	15,478,195
	MutualFirst Financial, Inc.	2,300	12,650

12

#	Nara Bancorp, Inc.	42,957	159,370
#	National Penn Bancshares, Inc.	139,707	1,130,230
#	National Western Life Insurance Co. Class A	900	102,501
* #	Navigators Group, Inc.	4,074	184,878
	Nelnet, Inc. Class A	36,200	218,286
*	New Century Bancorp, Inc.	600	3,240
	New Hampshire Thrift Bancshares, Inc.	2,300	20,861
	New Westfield Financial, Inc.	41,439	387,040
#	New York Community Bancorp, Inc.	33,564	379,609
	NewAlliance Bancshares, Inc.	185,060	2,389,125
	NewBridge Bancorp	6,101	12,995
*	Newport Bancorp, Inc.	700	7,924
* #	NewStar Financial, Inc.	43,749	99,310
	North Valley Bancorp	4,538	21,919
	Northeast Community Bancorp, Inc.	18,337	137,619
	Northrim Bancorp, Inc.	6,315	72,307
	NYMAGIC, Inc.	13,520	159,401
	NYSE Euronext, Inc.	181,031	4,194,488
* #	Ocwen Financial Corp.	2,100	23,352
#	Odyssey Re Holdings Corp.	126,009	4,824,885
#	Old National Bancorp	3,400	46,342
#	Old Republic International Corp.	340,932	3,194,533
#	Old Second Bancorp, Inc.	27,799	150,115
	OneBeacon Insurance Group, Ltd.	24,760	287,711
	Osage Bancshares, Inc.	600	5,286
#	PAB Bankshares, Inc.	306	1,200
#	Pacific Capital Bancorp	80,780	560,613
	Pacific Continental Corp.	4,430	50,856
*	Pacific Mercantile Bancorp	16,884	57,068
*	Pacific Premier Bancorp, Inc.	300	1,272
	PacWest Bancorp	1,071	15,604
	Pamrapo Bancorp, Inc.	2,200	16,500
	Parkvale Financial Corp.	500	5,305
	PartnerRe, Ltd.	5,900	402,321
#	Patriot National Bancorp	2,700	10,638
# ●	Pelican Financial, Inc. Escrow Shares	300	—
* #	Pennsylvania Commerce Bancorp, Inc.	1,121	24,774
*	Penson Worldwide, Inc.	33,200	336,648
	Peoples Bancorp of North Carolina	300	2,010
#	Peoples Bancorp, Inc.	20,762	344,026
* #	PHH Corp.	91,687	1,538,508
* #	PICO Holdings, Inc.	10,634	319,020
* #	Pinnacle Financial Partners, Inc.	38,859	693,245
*	PMA Capital Corp. Class A	38,757	145,339
#	PNC Financial Services Group, Inc.	106,500	4,228,050
	Porter Bancorp, Inc.	1,575	23,042
#	Preferred Bank	9,332	40,314
	Premier Financial Bancorp, Inc.	900	4,495
	Presidential Life Corp.	23,958	256,111
	Princeton National Bancorp, Inc.	1,100	15,554
#	Principal Financial Group, Inc.	13,157	214,985
*	ProAssurance Corp.	40,933	1,798,596
#	Prosperity Bancshares, Inc.	75,055	2,084,277
#	Protective Life Corp.	114,773	983,605
#	Provident Bankshares Corp.	99,914	878,244

13

	Provident Financial Holdings, Inc.	8,407	55,570
#	Provident Financial Services, Inc.	104,355	1,113,468
#	Provident New York Bancorp	84,300	714,021
	Prudential Financial, Inc.	463,538	13,386,977
#	Pulaski Financial Corp.	5,450	38,150
#	Radian Group, Inc.	217,050	375,496
	Rainier Pacific Financial Group, Inc.	3,100	3,875
#	Regions Financial Corp.	348,642	1,565,403
	Reinsurance Group of America, Inc.	178,328	5,669,047
#	Renasant Corp.	61,566	868,081
*	Republic First Bancorp, Inc.	7,411	60,993
	Resource America, Inc.	22,388	111,044
#	Riverview Bancorp, Inc.	17,187	60,326
	Rockville Financial, Inc.	6,695	63,000
	Rome Bancorp, Inc.	12,761	114,849
#	Royal Bancshares of Pennsylvania, Inc. Class A	900	2,106
#	Safety Insurance Group, Inc.	29,335	969,522
	Sanders Morris Harris Group, Inc.	59,090	267,087
#	Sandy Spring Bancorp, Inc.	47,193	766,886
*	Seabright Insurance Holdings	65,196	605,019
#	Seacoast Banking Corp. of Florida	32,982	139,184
#	Security Bank Corp.	17,703	10,091
#	Selective Insurance Group, Inc.	82,800	1,222,128
	SI Financial Group, Inc.	6,062	24,248
#	Simmons First National Corp. Class A	12,667	328,455
	Somerset Hills Bancorp	4,111	29,805
#	South Financial Group, Inc.	24,482	40,640
*	Southcoast Financial Corp.	700	3,885
	Southern Community Financial Corp.	30,490	110,069
*	Southern First Bancshares, Inc.	900	5,175
	Southwest Bancorp, Inc.	36,831	252,292
*	Specialty Underwriters’ Alliance, Inc.	2,510	9,011
#	State Auto Financial Corp.	73,423	1,191,655
	StellarOne Corp.	19,587	252,085
	Sterling Bancshares, Inc.	55,670	370,206
#	Sterling Financial Corp.	28,669	91,454
#	Stewart Information Services Corp.	25,500	576,555
*	Stratus Properties, Inc.	2,802	25,302
	Student Loan Corp.	400	19,264
*	Sun Bancorp, Inc.	34,735	228,557
#	SunTrust Banks, Inc.	411,103	5,936,327
* #	Superior Bancorp	4,709	19,919
	Susquehanna Bancshares, Inc.	153,978	1,241,063
*	Susser Holdings Corp.	9,700	140,165
#	SWS Group, Inc.	24,945	319,047
#	Synovus Financial Corp.	477,500	1,542,325
#	Taylor Capital Group, Inc.	13,335	56,674
	Teche Holding Co.	600	19,830
#	Temecula Valley Bancorp, Inc.	2,718	1,468
* #	Texas Capital Bancshares, Inc.	25,614	358,596
	TF Financial Corp.	600	11,400
*	The Bancorp, Inc.	21,975	118,885
	The Travelers Companies, Inc.	769,714	31,666,034
	The Wilber Corp.	600	4,290
*	Thomas Weisel Partners Group, Inc.	34,636	156,555

14

#	TIB Financial Corp.	6,576	20,517
* #	Tidelands Bancshares, Inc.	400	1,496
#	TierOne Corp.	10,513	22,288
	Timberland Bancorp, Inc.	3,000	16,290
#	TowneBank	4,300	74,089
#	Transatlantic Holdings, Inc.	91,903	3,485,881
*	Tree.com, Inc.	4,380	28,120
#	Trustmark Corp.	50,524	1,098,392
#	UCBH Holdings, Inc.	168,870	216,154
#	Umpqua Holdings Corp.	104,505	1,002,203
	Unico American Corp.	1,900	15,162
#	Union Bankshares Corp.	26,787	457,790
* #	United America Indemnity, Ltd.	19,928	101,035
#	United Bankshares, Inc.	2,100	54,474
*	United Capital Corp.	300	5,388
#	United Community Banks, Inc.	65,127	420,069
	United Financial Bancorp, Inc.	36,681	486,757
	United Fire & Casualty Co.	47,123	879,786
* #	United PanAm Financial Corp.	14,353	26,266
	United Western Bancorp, Inc.	17,172	158,841
#	Unitrin, Inc.	108,299	1,841,083
	Unity Bancorp, Inc.	2,925	10,676
* #	Universal American Corp.	85,628	884,537
#	Unum Group	530,100	8,661,834
* #	Virginia Commerce Bancorp, Inc.	37,524	120,077
	W. R. Berkley Corp.	80,768	1,931,163
	Washington Banking Co.	4,791	37,609
	Washington Federal, Inc.	118,236	1,534,703
	Webster Financial Corp.	25,570	133,731
#	Wells Fargo & Co.	529,123	10,587,751
#	Wesbanco, Inc.	41,466	824,759
	Wesco Financial Corp.	12,923	3,862,685
#	West Bancorporation	22,071	194,225
#	West Coast Bancorp	3,775	10,646
* #	Western Alliance Bancorp	83,600	544,236
	White Mountains Insurance Group, Ltd.	18,685	3,574,814
* #	White River Capital, Inc.	300	2,136
#	Whitney Holding Corp.	111,205	1,330,012
	Wilmington Trust Corp.	6,400	92,864
	Wilshire Bancorp, Inc.	17,744	71,686
#	Wintrust Financial Corp.	42,047	714,799
	WSB Holdings, Inc.	100	252
#	Yadkin Valley Financial Corp.	20,296	166,427
	Zenith National Insurance Corp.	1,900	43,301
	Zions Bancorporation	159,112	1,739,094
*	ZipRealty, Inc.	14,583	40,978
Total Financials			538,206,643

Health Care — (3.4%)
*	A.D.A.M., Inc.	7,504	24,388
*	Affymetrix, Inc.	7,500	35,175
* #	Albany Molecular Research, Inc.	34,810	339,746
*	Allied Healthcare International, Inc.	57,415	89,567
*	Allied Healthcare Products, Inc.	1,000	5,680
*	Allion Healthcare, Inc.	45,400	252,878

15

*	American Dental Partners, Inc.	26,089	181,188
*	AMICAS, Inc.	98,813	213,436
*	AMN Healthcare Services, Inc.	26,800	184,652
* #	Amsurg Corp.	6,800	139,672
*	Anadys Pharmaceuticals, Inc.	201	500
#	Analogic Corp.	2,988	108,763
*	AngioDynamics, Inc.	48,717	617,244
*	Anika Therapeutics, Inc.	19,285	108,382
*	Arca Biopharma, Inc.	1,740	16,704
*	Arena Pharmaceuticals, Inc.	8,200	23,042
*	Arrhythmia Research Technology, Inc.	1,200	3,024
*	Assisted Living Concepts, Inc.	12,687	251,583
*	Bio-Imaging Technologies, Inc.	5,350	21,400
*	BioScrip, Inc.	65,100	207,018
* #	BMP Sunstone Corp.	6,967	27,171
* #	Boston Scientific Corp.	982,220	8,260,470
#	Brookdale Senior Living, Inc.	112,800	1,162,968
	Cambrex Corp.	24,200	56,386
* #	Cantel Medical Corp.	21,006	296,815
*	Capital Senior Living Corp.	45,075	178,046
*	Cardiac Science Corp.	37,674	111,138
*	Cardiovascular Systems, Inc.	1,800	11,772
* #	Celera Corp.	39,414	318,859
* #	Community Health Systems, Inc.	151,474	3,459,666
* #	CONMED Corp.	49,672	661,631
*	Continucare Corp.	20,028	39,655
#	Cooper Companies, Inc.	77,156	2,218,235
*	Coventry Health Care, Inc.	13,500	214,785
*	Cross Country Healthcare, Inc.	36,400	320,684
*	Cutera, Inc.	23,819	149,583
	Daxor Corp.	1,100	15,125
*	Digirad Corp.	17,648	24,178
* #	Dynacq Healthcare, Inc.	314	1,099
* #	Emeritus Corp.	26,084	235,799
* #	ev3, Inc.	152,322	1,273,412
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	34,028	11,910
* #	Gentiva Health Services, Inc.	13,810	219,993
* #	Greatbatch, Inc.	17,658	371,524
*	HealthSpring, Inc.	86,917	802,244
*	HealthTronics, Inc.	58,694	85,693
* #	Healthways, Inc.	13,827	144,216
#	Hill-Rom Holdings, Inc.	92,664	1,202,779
*	Hi-Tech Pharmacal Co., Inc.	14,827	111,944
* #	Hologic, Inc.	288,724	4,290,439
*	Home Diagnostics, Inc.	16,823	99,929
* #	Humana, Inc.	66,100	1,902,358
*	I-Flow Corp.	4,500	22,500
*	IntegraMed America, Inc.	589	4,082
* #	InVentiv Health, Inc.	15,200	168,568
* #	Inverness Medical Innovations, Inc.	45,100	1,456,279
	Kewaunee Scientific Corp.	1,631	15,299
* #	Kindred Healthcare, Inc.	43,700	568,974
*	King Pharmaceuticals, Inc.	426,520	3,360,978
*	Langer, Inc.	9,242	4,991
*	Lannet Co., Inc.	8,400	45,990

16

#	LCA-Vision, Inc.	9,700	55,775
* #	LeMaitre Vascular, Inc.	4,600	11,730
* #	LifePoint Hospitals, Inc.	82,208	2,125,077
*	Magyar Bancorp, Inc.	500	2,475
#	Martek Biosciences Corp.	10,600	193,132
*	MedCath Corp.	39,208	396,785
* #	MediciNova, Inc.	300	756
	Medicis Pharmaceutical Corp. Class A	600	9,642
*	MEDTOX Scientific, Inc.	2,140	17,355
* #	Molina Healthcare, Inc.	9,570	207,191
*	National Dentex Corp.	400	1,976
*	Natus Medical, Inc.	1,300	11,414
*	Nighthawk Radiology Holdings, Inc.	9,000	32,130
* #	NovaMed, Inc.	38,506	121,294
*	Nutraceutical International Corp.	25,902	212,914
* #	NxStage Medical, Inc.	22,100	49,504
#	Omnicare, Inc.	202,170	5,197,791
*	Osteotech, Inc.	25,510	97,448
*	Palomar Medical Technologies, Inc.	2,100	18,081
* #	Par Pharmaceutical Cos., Inc.	29,415	315,623
*	PDI, Inc.	15,476	49,678
*	PhotoMedex, Inc.	400	638
*	Prospect Medical Holdings, Inc.	14,274	24,409
*	Psychiatric Solutions, Inc.	2,600	50,414
*	Regeneration Technologies, Inc.	30,452	107,800
* #	RehabCare Group, Inc.	27,281	455,593
* #	Res-Care, Inc.	46,958	752,267
*	Sirona Dental Systems, Inc.	18,100	296,116
*	Skilled Healthcare Group, Inc.	29,820	260,329
*	Spectranetics Corp.	25,700	100,230
*	SRI/Surgical Express, Inc.	1,600	2,400
* #	Sun Healthcare Group, Inc.	13,300	112,651
*	SunLink Health Systems, Inc.	200	322
* #	Symmetry Medical, Inc.	2,928	21,257
*	Theragenics Corp.	32,183	39,907
*	Thermo Fisher Scientific, Inc.	321,928	11,293,234
*	Tomotherapy, Inc.	1,100	2,838
*	Transcept Pharmaceuticals, Inc.	2,048	5,939
* #	Triple-S Management Corp.	9,000	115,380
* #	ViroPharma, Inc.	58,354	328,533
*	Vital Images, Inc.	20,279	205,426
* #	WellPoint, Inc.	440,420	18,832,359
	Young Innovations, Inc.	2,115	32,783
Total Health Care			78,920,805

Industrials — (8.4%)
*	A. T. Cross Co. Class A	18,431	53,450
* #	AAR Corp.	5,400	81,378
*	ACCO Brands Corp.	23,946	50,047
#	Aceto Corp.	9,213	65,873
	Aircastle, Ltd.	47,000	310,200
* #	AirTran Holdings, Inc.	12,900	89,655
	Alamo Group, Inc.	26,537	298,807
* #	Alaska Air Group, Inc.	78,900	1,323,942
	Albany International Corp. Class A	28,323	262,837

17

	Alexander & Baldwin, Inc.	69,519	1,851,986
*	Allied Defense Group, Inc.	17,161	69,159
*	Altra Holdings, Inc.	1,245	6,810
* #	Amerco, Inc.	33,116	1,074,614
	American Railcar Industries, Inc.	14,200	129,504
*	American Reprographics Co.	5,277	34,037
#	American Woodmark Corp.	1,334	27,614
	Ameron International Corp.	7,300	431,941
	Ampco-Pittsburgh Corp.	251	6,114
* #	AMREP Corp.	866	16,099
#	Apogee Enterprises, Inc.	3,300	44,220
	Applied Industrial Technologies, Inc.	53,325	1,199,813
#	Arkansas Best Corp.	25,200	581,616
*	Armstrong World Industries, Inc.	94,043	1,709,702
#	Barnes Group, Inc.	42,700	604,632
	Barrett Business Services, Inc.	16,000	160,000
* #	BE Aerospace, Inc.	10,300	111,137
#	Belden, Inc.	8,350	134,602
* #	BlueLinx Holdings, Inc.	56,806	177,803
	Bowne & Co., Inc.	19,950	101,945
	Brady Co. Class A	2,936	61,862
#	Briggs & Stratton Corp.	50,961	758,300
*	BTU International, Inc.	1,900	7,106
* #	Builders FirstSource, Inc.	51,597	170,786
	Burlington Northern Santa Fe Corp.	248,329	16,757,241
#	C&D Technologies, Inc.	36,712	80,399
*	CAI International, Inc.	900	3,294
	Cascade Corp.	5,900	142,603
	CDI Corp.	57,209	683,648
*	CECO Environmental Corp.	9,578	34,002
*	Celadon Group, Inc.	39,349	269,147
* #	Cenveo, Inc.	100	472
* #	Ceradyne, Inc.	3,400	58,616
	Champion Industries, Inc.	5,186	7,831
* #	Chart Industries, Inc.	1,000	13,830
	Chicago Rivet & Machine Co.	300	3,698
#	CIRCOR International, Inc.	13,650	351,215
* #	Coleman Cable, Inc.	1,200	2,988
*	Columbus McKinnon Corp.	58,123	753,274
#	CompX International, Inc.	700	4,186
*	Consolidated Graphics, Inc.	33,700	654,454
* #	Continental Airlines, Inc.	4,800	50,496
*	Cornell Companies, Inc.	2,500	45,450
*	Covenant Transport Group Class A	5,718	11,779
*	CPI Aerostructures, Inc.	5,826	43,112
	CSX Corp.	562,627	16,648,133
*	Double Eagle Petroleum Co.	800	3,648
	Ducommun, Inc.	19,878	344,287
	Eagle Bulk Shipping, Inc.	1,600	10,432
	Eastern Co.	10,296	117,683
	Eaton Corp.	74,534	3,264,589
	Ecology & Environment, Inc. Class A	1,000	13,460
	Electro Rent Corp.	47,252	452,202
* #	EnerSys	60,439	1,030,485
	Ennis, Inc.	51,599	464,391

18

* #	EnPro Industries, Inc.	18,755	299,330
	Espey Manufacturing & Electronics Corp.	2,564	39,127
* #	Esterline Technologies Corp.	24,194	637,512
*	ExpressJet Holdings, Inc.	1,860	2,306
	Federal Signal Corp.	24,147	187,622
#	FedEx Corp.	184,382	10,318,017
*	First Advantage Corp.	14,062	201,649
	Frozen Food Express Industries, Inc.	8,700	37,671
	G & K Services, Inc. Class A	32,639	814,996
*	Gardner Denver Machinery, Inc.	5,705	151,867
#	GATX Corp.	73,797	2,222,028
*	Gencor Industries, Inc.	8,666	72,274
	General Electric Co.	1,495,212	18,914,432
*	GP Strategies Corp.	16,800	67,200
	Great Lakes Dredge & Dock Corp.	65,383	258,917
#	Greenbrier Companies, Inc.	12,790	108,843
*	Griffon Corp.	43,752	379,330
	Hardinge, Inc.	25,790	123,792
	Heidrick & Struggles International, Inc.	2,100	35,490
* #	Henry Bros. Electronics, Inc.	8,600	59,082
* #	Herley Industries, Inc.	5,800	59,972
* #	Hertz Global Holdings, Inc.	389,227	2,646,744
#	HNI Corp.	200	3,100
* #	Hoku Scientific, Inc.	200	546
*	HQ Sustainable Maritime Industries, Inc.	2,140	19,966
*	Hudson Highland Group, Inc.	35,619	58,415
*	Hurco Companies, Inc.	5,800	88,914
*	ICT Group, Inc.	14,501	102,667
	Ingersoll-Rand Co., Ltd. Class A	309,696	6,742,082
#	Insteel Industries, Inc.	3,789	28,228
* #	Interline Brands, Inc.	74,162	961,140
	International Shipholding Corp.	8,797	184,737
*	Intersections, Inc.	35,048	115,308
* #	JetBlue Airways Corp.	152,100	749,853
*	Kadant, Inc.	5,957	73,509
	Kaman Corp. Class A	30,570	516,939
* #	Kansas City Southern	10,954	167,049
	KBR, Inc.	748	11,684
	Kelly Services, Inc. Class A	52,429	595,593
	Kennametal, Inc.	13,210	270,145
*	Key Technology, Inc.	1,124	11,847
*	Kforce, Inc.	41,045	447,801
* #	Korn/Ferry International	2,900	30,711
	L.S. Starrett Co. Class A	5,000	51,200
*	Ladish Co., Inc.	45,562	344,904
	Lawson Products, Inc.	1,959	22,489
*	LECG Corp.	32,016	93,167
*	LGL Group, Inc.	400	1,532
*	Limco-Piedmont, Inc.	3,380	8,349
*	LMI Aerospace, Inc.	11,300	74,467
	LSI Industries, Inc.	24,254	136,065
*	Lydall, Inc.	9,301	39,901
*	M&F Worldwide Corp.	29,969	478,006
*	Mac-Gray Corp.	13,247	91,404
* ●	MAIR Holdings, Inc. Escrow Shares	1,415	—

19

#	Manpower, Inc.	40,067	1,726,487
*	Marten Transport, Ltd.	37,697	781,836
#	Masco Corp.	155,344	1,376,348
*	Medialink Worldwide, Inc.	2,147	240
*	Merrimac Industries, Inc.	2,600	9,932
*	MFRI, Inc.	5,500	27,995
*	Miller Industries, Inc.	22,810	182,480
*	Misonix, Inc.	4,083	9,391
* #	Mobile Mini, Inc.	58,161	796,806
*	Moog, Inc. Class A	7,683	205,751
#	Mueller Industries, Inc.	18,063	396,844
	Mueller Water Products, Inc.	180,568	756,580
	NACCO Industries, Inc. Class A	10,965	419,411
*	Nashua Corp.	400	620
	National Technical Systems, Inc.	15,400	48,510
* #	NCI Building Systems, Inc.	16,200	63,990
	Norfolk Southern Corp.	333,288	11,891,716
*	Ocean Power Technologies, Inc.	100	656
*	On Assignment, Inc.	57,765	203,333
#	Oshkosh Truck Corp. Class B	72,700	697,920
* #	Owens Corning, Inc.	152,823	2,735,532
*	P.A.M. Transportation Services, Inc.	20,990	111,667
*	Paragon Technologies, Inc.	3,771	7,580
*	Park-Ohio Holdings Corp.	5,254	24,431
*	Patrick Industries, Inc.	1,100	616
	Pentair, Inc.	3,773	100,513
* #	Perini Corp.	40,023	692,398
*	PGT, Inc.	7,271	15,633
*	Pike Electric Corp.	2,200	22,836
* #	Pinnacle Airlines Corp.	3,900	8,112
	Portec Rail Products, Inc.	9,410	75,280
	Providence & Worcester Railroad Co.	1,000	11,500
#	Quanex Building Products Corp.	2,800	28,700
	R. R. Donnelley & Sons Co.	182,554	2,126,754
*	RCM Technologies, Inc.	16,740	22,264
*	Republic Airways Holdings, Inc.	48,800	349,408
#	Republic Services, Inc.	58,523	1,228,983
* #	Rush Enterprises, Inc. Class A	31,175	410,263
*	Rush Enterprises, Inc. Class B	18,522	205,965
#	Ryder System, Inc.	89,844	2,487,780
*	Saia, Inc.	10,800	141,048
	Schawk, Inc.	51,516	370,400
* #	School Specialty, Inc.	37,902	711,421
	Servidyne, Inc.	7,283	16,460
*	SIFCO Industries, Inc.	6,623	52,653
#	SkyWest, Inc.	96,038	1,156,298
#	Southwest Airlines Co.	1,077,730	7,522,555
*	Sparton Corp.	3,057	4,127
*	Spherion Corp.	20,600	73,954
	SPX Corp.	50,200	2,317,734
	Standex International Corp.	29,500	409,165
	Steelcase, Inc. Class A	85,520	387,406
	Supreme Industries, Inc.	1,140	1,482
	Sypris Solutions, Inc.	8,651	6,575
#	TAL International Group, Inc.	27,396	262,454

20

	Tech/Ops Sevcon, Inc.	874	1,731
	Technology Research Corp.	12,921	25,390
	Tecumseh Products Co. Class A	11,200	114,352
*	Tecumseh Products Co. Class B	1,400	15,148
#	The Manitowoc Co., Inc.	4,200	24,990
	Timken Co.	131,078	2,107,734
	Titan International, Inc.	2,800	16,940
*	Titan Machinery, Inc.	2,300	23,299
	Todd Shipyards Corp.	9,932	136,863
*	TRC Companies, Inc.	27,746	74,082
#	Tredegar Industries, Inc.	40,177	706,312
*	Trex Co., Inc.	8,793	96,283
	Trinity Industries, Inc.	91,550	1,337,546
	Triumph Group, Inc.	7,736	319,729
*	Tufco Technologies, Inc.	1,000	4,080
	Twin Disc, Inc.	8,394	57,247
	Tyco International, Ltd.	456,370	10,843,351
*	U.S. Home Systems, Inc.	4,314	8,930
#	Union Pacific Corp.	489,811	24,069,313
* #	United Rentals, Inc.	92,085	558,035
*	United Stationers, Inc.	100	3,273
#	Universal Forest Products, Inc.	31,800	1,067,208
*	URS Corp.	84,698	3,731,794
*	US Airways Group, Inc.	4,301	16,301
*	USA Truck, Inc.	19,804	278,444
	Valpey Fisher Corp.	1,464	1,684
*	Versar, Inc.	6,026	14,944
#	Viad Corp.	34,729	662,629
*	Volt Information Sciences, Inc.	45,263	324,988
	Wabash National Corp.	50,377	62,971
*	Waste Services, Inc.	32,675	176,445
	Watts Water Technologies, Inc.	60,015	1,335,934
*	WCA Waste Corp.	29,283	60,030
#	Werner Enterprises, Inc.	65,832	1,076,353
*	WESCO International, Inc.	200	5,200
*	Willdan Group, Inc.	1,000	1,400
*	Willis Lease Finance Corp.	7,300	83,220
* #	YRC Worldwide, Inc.	59,368	179,885
Total Industrials			197,809,406

Information Technology — (5.1%)
*	3Com Corp.	349,373	1,414,961
*	Acorn Energy, Inc.	1,230	3,014
* #	Actel Corp.	33,263	411,463
*	ActivIdentity Corp.	60,301	129,647
*	Adaptec, Inc.	212,719	608,376
*	Advanced Analogic Technologies, Inc.	15,762	75,658
	Agilysys, Inc.	26,100	157,383
*	Amtech Systems, Inc.	10,600	44,414
*	Anaren, Inc.	10,903	141,848
*	Applied Micro Circuits Corp.	94,993	517,712
* #	Arris Group, Inc.	198,932	2,122,604
* #	Arrow Electronics, Inc.	182,170	4,142,546
	Astro-Med, Inc.	2,626	14,469
* #	ATMI, Inc.	3,100	48,949

21

*	Avid Technology, Inc.	60,150	665,861
* #	Avnet, Inc.	220,900	4,835,501
* #	Avocent Corp.	72,600	1,048,344
	AVX Corp.	298,652	2,989,507
*	Aware, Inc.	22,140	52,029
*	Axcelis Technologies, Inc.	92,100	43,287
*	AXT, Inc.	17,200	14,620
	Bel Fuse, Inc. Class A	4,174	60,523
	Bel Fuse, Inc. Class B	22,197	359,147
*	Benchmark Electronics, Inc.	104,703	1,270,047
	Black Box Corp.	29,500	807,415
*	Brightpoint, Inc.	17,400	90,654
* #	Brooks Automation, Inc.	92,404	574,753
* #	Cadence Design Systems, Inc.	65,000	362,700
*	California Micro Devices Corp.	36,836	103,509
*	Cascade Microtech, Inc.	23,271	76,794
*	Catapult Communications Corp.	30,276	223,740
*	CEVA, Inc.	11,334	93,506
* #	Checkpoint Systems, Inc.	33,700	409,455
*	Ciber, Inc.	31,700	102,391
	Cognex Corp.	3,890	54,732
	Cohu, Inc.	47,177	460,448
*	Comarco, Inc.	5,608	9,085
	Communications Systems, Inc.	12,514	104,617
* #	Computer Sciences Corp.	225,553	8,336,439
*	Concurrent Computer Corp.	13,740	64,990
*	Convergys Corp.	197,364	1,995,350
*	CPI International, Inc.	19,208	210,328
*	Cray, Inc.	18,873	79,267
*	CSP, Inc.	2,514	7,517
	CTS Corp.	34,200	207,594
*	CyberOptics Corp.	9,134	42,473
* #	Cypress Semiconductor Corp.	224,209	1,777,977
*	Datalink Corp.	5,600	18,592
	Dataram Corp.	11,134	14,697
*	DDi Corp.	31,220	106,148
*	DealerTrack Holdings, Inc.	3,829	58,124
*	Digi International, Inc.	45,567	331,272
*	DSP Group, Inc.	60,501	380,551
*	Dycom Industries, Inc.	35,250	296,805
*	Dynamics Research Corp.	20,354	167,921
*	Edgewater Technology, Inc.	15,903	38,008
*	EFJohnson Technologies, Inc.	4,404	2,819
*	Electro Scientific Industries, Inc.	34,300	294,980
*	Electronics for Imaging, Inc.	83,600	820,952
*	EMS Technologies, Inc.	1,490	28,385
*	Emulex Corp.	8,000	83,760
*	Endwave Corp.	19,715	54,413
* #	Epicor Software Corp.	107,892	595,564
* #	EPIQ Systems, Inc.	2,764	42,759
*	ePlus, Inc.	6,354	76,184
*	Euronet Worldwide, Inc.	58,878	952,646
*	Exar Corp.	7,481	46,008
#	Fair Isaac Corp.	4,800	80,736
*	Fairchild Semiconductor Corp. Class A	144,238	888,506

22

#	Fidelity National Information Services, Inc.	166,320	2,968,812
* #	FormFactor, Inc.	8,200	142,926
*	FortuNet, Inc.	1,700	5,576
	Frequency Electronics, Inc.	17,253	57,280
*	Gerber Scientific, Inc.	50,097	197,883
	Gevity HR, Inc.	30,736	121,715
* #	Globecomm Systems, Inc.	41,466	281,969
*	GSI Technology, Inc.	27,494	84,956
*	GTSI Corp.	8,203	36,914
*	Hackett Group, Inc.	51,020	114,795
* #	Harris Stratex Networks, Inc. Class A	36,692	147,502
* #	Hutchinson Technology, Inc.	49,671	95,368
*	Hypercom Corp.	66,500	71,820
*	I.D. Systems, Inc.	13,298	52,261
*	IAC/InterActiveCorp	178,991	2,867,436
*	Ikanos Communications, Inc.	12,254	18,013
#	Imation Corp.	58,091	580,910
*	Immersion Corp.	11,256	46,938
*	infoGROUP, Inc.	21,426	86,775
	InfoSpace, Inc.	65,156	431,984
*	Ingram Micro, Inc.	299,279	4,345,531
* #	Insight Enterprises, Inc.	23,200	132,704
*	Integrated Device Technology, Inc.	198,310	1,076,823
*	Integrated Silicon Solution, Inc.	27,577	61,772
*	Intelli-Check, Inc.	3,100	3,999
*	Internap Network Services Corp.	35,546	98,818
* #	International Rectifier Corp.	91,600	1,546,208
*	Internet Brands, Inc.	21,666	132,813
*	Internet Capital Group, Inc.	58,172	315,874
*	Interphase Corp.	4,460	20,070
*	Intest Corp.	10,866	2,279
*	Intevac, Inc.	34,801	239,779
*	IntriCon Corp.	2,835	8,618
*	INX, Inc.	200	690
* #	iPass, Inc.	31,471	35,877
#	IXYS Corp.	17,371	165,719
	Jabil Circuit, Inc.	171,500	1,389,150
* #	JDS Uniphase Corp.	137,990	636,134
	Keithley Instruments, Inc.	16,951	58,650
*	Key Tronic Corp.	15,546	22,542
*	Keynote Systems, Inc.	21,900	168,849
*	Kopin Corp.	20,276	55,759
*	KVH Industries, Inc.	9,179	50,485
* #	L-1 Identity Solutions, Inc.	143,173	1,048,026
*	Lattice Semiconductor Corp.	131,578	228,946
*	Littlefuse, Inc.	1,400	22,946
*	LoJack Corp.	5,158	17,640
*	LookSmart, Ltd.	35,680	44,600
*	Loral Space & Communications, Inc.	35,669	832,871
* #	Macrovision Solutions Corp.	129,011	2,608,602
	Marchex, Inc. Class B	41,491	187,539
*	Measurement Specialties, Inc.	3,590	24,376
*	Mentor Graphics Corp.	16,127	108,373
*	Mercury Computer Systems, Inc.	19,524	158,535
#	Methode Electronics, Inc.	79,571	479,017

23

* #	Micron Technology, Inc.	990,716	4,834,694
* #	MKS Instruments, Inc.	85,290	1,334,789
* #	ModusLink Global Solutions, Inc.	68,955	255,134
*	MoSys, Inc.	11,829	16,561
#	Motorola, Inc.	2,108,701	11,661,117
* #	MPS Group, Inc.	128,300	1,031,532
*	MSC.Software Corp.	52,565	322,749
*	Nanometrics, Inc.	46,005	92,930
*	Newport Corp.	56,016	279,520
*	Nu Horizons Electronics Corp.	14,932	41,660
*	OmniVision Technologies, Inc.	38,897	369,910
*	Oplink Communications, Inc.	35,186	388,453
* #	OpNext, Inc.	38,358	97,046
*	Optelecom-NKF, Inc.	4,329	16,364
*	Optical Cable Corp.	9,195	25,562
* #	Orbcomm, Inc.	11,500	14,720
*	Overland Storage, Inc.	399	271
* #	OYO Geospace Corp.	1,601	25,456
*	PAR Technology Corp.	24,005	125,546
*	PC Connection, Inc.	52,813	261,424
	PC-Tel, Inc.	52,653	256,420
*	PDF Solutions, Inc.	193	345
*	Perceptron, Inc.	4,904	17,703
*	Perficient, Inc.	10,178	70,941
*	Performance Technologies, Inc.	25,851	71,607
*	Pericom Semiconductor Corp.	12,868	114,654
*	Pervasive Software, Inc.	36,268	178,076
*	Phoenix Technologies, Ltd.	200	570
*	Physicians Formula Holdings, Inc.	7,529	18,446
#	Plantronics, Inc.	19,000	242,060
*	PLX Technology, Inc.	12,251	41,531
* #	Presstek, Inc.	7,000	13,510
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	5,300	12,614
* #	RadiSys Corp.	43,345	310,784
*	RealNetworks, Inc.	224,844	553,116
*	RF Monolithics, Inc.	1,586	539
	Richardson Electronics, Ltd.	23,579	84,413
*	Rudolph Technologies, Inc.	69,020	360,975
*	Sandisk Corp.	197,936	3,111,554
* #	SCM Microsystems, Inc.	18,612	44,110
*	SeaChange International, Inc.	29,306	183,749
*	Semitool, Inc.	4,824	22,914
* #	Sigma Designs, Inc.	2,475	31,977
*	Silicon Image, Inc.	29,804	81,067
*	Silicon Storage Technology, Inc.	197,920	366,152
* #	Skyworks Solutions, Inc.	198,535	1,755,049
*	Smith Micro Software, Inc.	17,501	150,509
*	Soapstone Networks, Inc.	45,254	166,987
*	SonicWALL, Inc.	163,232	886,350
*	Spectrum Control, Inc.	20,631	145,861
* #	Standard Microsystems Corp.	38,219	606,153
	StarTek, Inc.	34,355	141,543
*	SumTotal Systems, Inc.	57,285	220,547
*	SupportSoft, Inc.	58,641	131,942

24

* #	Sycamore Networks, Inc.	517,447	1,526,469
*	Symmetricom, Inc.	95,703	476,601
* #	SYNNEX Corp.	60,100	1,293,953
* #	Tech Data Corp.	85,452	2,460,163
	Technitrol, Inc.	12,400	50,468
*	Technology Solutions Co.	3,555	8,319
*	TechTeam Global, Inc.	19,526	101,340
*	Tellabs, Inc.	303,499	1,590,335
*	Telular Corp.	24,670	49,340
* #	Teradyne, Inc.	355,484	2,111,575
*	Tessco Technologies, Inc.	10,246	93,751
	TheStreet.com, Inc.	34,407	73,287
*	Tier Technologies, Inc. Class B	8,900	55,981
*	Tollgrade Communications, Inc.	20,676	123,022
* #	Track Data Corp.	7,728	6,182
*	Trident Microsystems, Inc.	2,123	2,909
*	Triquint Semiconductor, Inc.	168,914	646,941
	TSR, Inc.	1,300	2,197
*	TTM Technologies, Inc.	62,699	465,227
*	Ultra Clean Holdings, Inc.	2,816	5,125
	United Online, Inc.	51,420	272,526
* #	UTStarcom, Inc.	192,273	224,959
*	Vicon Industries, Inc.	5,787	31,539
*	Video Display Corp.	600	1,950
*	Vignette Corp.	35,100	289,926
*	Virage Logic Corp.	32,466	111,683
*	Vishay Intertechnology, Inc.	213,119	1,251,009
*	Web.com Group, Inc.	60,937	253,498
*	White Electronics Designs Corp.	27,184	119,881
*	Wireless Telecom Group, Inc.	33,460	16,730
*	WPCS International, Inc.	9,861	19,623
#	Xerox Corp.	974,182	5,952,252
*	Zoran Corp.	117,194	1,047,714
*	Zygo Corp.	39,500	198,290
Total Information Technology			120,021,412

Materials — (2.5%)
#	A. Schulman, Inc.	26,800	420,492
#	A.M. Castle & Co.	49,586	480,488
	Alcoa, Inc.	183,772	1,666,812
*	American Pacific Corp.	5,647	40,037
	Ashland, Inc.	112,560	2,471,818
* #	Brush Engineered Materials, Inc.	41,367	699,930
*	Buckeye Technologies, Inc.	22,600	116,390
*	Bway Holding Co.	44,908	418,543
	Cabot Corp.	110,278	1,610,059
	Carpenter Technology Corp.	2,700	55,809
	Commercial Metals Co.	19,325	287,556
* #	Continental Materials Corp.	100	1,449
*	Core Molding Technologies, Inc.	1,188	2,804
	Cytec Industries, Inc.	64,700	1,284,942
#	Dow Chemical Co.	310,553	4,968,848
	Eastman Chemical Co.	2,800	111,104
	Ferro Corp.	49,500	137,115
*	Flotek Industries, Inc.	17,689	36,616

25

#	Freeport-McMoRan Copper & Gold, Inc. Class B	26,772	1,141,826
	Friedman Industries, Inc.	18,653	100,167
#	Gibraltar Industries, Inc.	53,888	361,050
*	Graphic Packaging Holding Co.	1,716	2,952
*	H&E Equipment Services, Inc.	66,829	503,222
*	Haynes International, Inc.	200	4,516
* #	Headwaters, Inc.	84,996	214,190
*	Horsehead Holding Corp.	11,825	84,431
*	ICO, Inc.	19,158	47,320
	Innospec, Inc.	711	5,588
	International Paper Co.	497,362	6,296,603
	Kaiser Aluminum Corp.	32,695	965,810
*	Kapstone Paper and Packaging Corp.	1,140	3,249
	KMG Chemicals, Inc.	2,795	15,261
#	Kronos Worldwide, Inc.	4,219	31,516
	Louisiana-Pacific Corp.	153,257	623,756
*	Material Sciences Corp.	24,611	29,041
	MeadWestavco Corp.	188,451	2,951,143
*	Metalico, Inc.	7,900	18,170
	Minerals Technologies, Inc.	2,900	107,851
*	Mod-Pac Corp.	1,091	2,673
	Myers Industries, Inc.	65,520	657,166
	Neenah Paper, Inc.	23,100	115,731
#	NL Industries, Inc.	67,563	818,188
* #	Northern Technologies International Corp.	3,000	15,720
* #	Northwest Pipe Co.	12,085	458,384
	Olympic Steel, Inc.	2,500	45,850
* #	OM Group, Inc.	51,135	1,424,621
	P.H. Glatfelter Co.	50,000	444,000
	Penford Corp.	39,808	177,942
*	PolyOne Corp.	146,654	401,832
	Quaker Chemical Corp.	2,300	26,910
*	Ready Mix, Inc.	3,839	11,325
#	Reliance Steel & Aluminum Co.	50,700	1,786,161
*	Rock of Ages Corp.	1,200	2,172
* #	Rockwood Holdings, Inc.	35,100	431,730
* #	Rosetta Resources, Inc.	79,112	557,740
* #	RTI International Metals, Inc.	35,400	460,554
#	Schnitzer Steel Industries, Inc. Class A	30,900	1,531,404
#	Schweitzer-Maudoit International, Inc.	32,213	739,933
	Spartech Corp.	18,620	73,177
* #	Stillwater Mining Co.	34,270	154,558
*	Symyx Technologies, Inc.	40,492	195,981
	Synalloy Corp.	4,995	30,120
#	Temple-Inland, Inc.	44,500	531,330
#	Texas Industries, Inc.	46,594	1,490,076
#	Titanium Metals Corp.	7,100	48,209
*	U.S. Concrete, Inc.	82,977	164,294
*	Universal Stainless & Alloy Products, Inc.	6,709	89,901
#	Valspar Corp.	98,610	2,366,640
	Wausau Paper Corp.	12,989	113,394
#	Westlake Chemical Corp.	105,000	1,963,500
	Weyerhaeuser Co.	311,975	11,000,239
#	Worthington Industries, Inc.	64,670	963,583
* #	Zoltek Companies, Inc.	5,042	39,681
Total Materials			57,653,193

26

Other — (0.0%)
# ●	ePresence, Inc. Escrow Shares	6,400	—
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			54

Telecommunication Services — (4.7%)
	Arbinet-thexchange, Inc.	3,200	6,048
	AT&T, Inc.	2,510,122	64,309,326
#	CenturyTel, Inc.	87,230	2,368,295
	D&E Communications, Inc.	24,213	135,593
* #	General Communications, Inc. Class A	44,592	341,575
* #	Occam Networks, Inc.	26,624	73,216
* #	Sprint Nextel Corp.	3,528,077	15,382,416
	SureWest Communications	15,836	101,984
	Telephone & Data Systems, Inc.	80,200	2,299,334
	Telephone & Data Systems, Inc. Special Shares	67,452	1,742,960
* #	United States Cellular Corp.	33,568	1,141,312
#	Verizon Communications, Inc.	695,830	21,111,482
*	Xeta Corp.	18,366	36,181
Total Telecommunication Services			109,049,722

Utilities — (0.4%)
*	AES Corp.	425,099	3,005,450
* #	Calpine Corp.	113,874	923,518
	Maine & Maritimes Corp.	1,600	56,000
*	Mirant Corp.	172,860	2,200,508
* #	Reliant Energy, Inc.	444,750	2,205,960
	Southern Union Co.	1	—
	Unitil Corp.	1,800	36,864
Total Utilities			8,428,300

TOTAL COMMON STOCKS			1,839,281,946

RIGHTS/WARRANTS — (0.0%)
* ●	Lantronix, Inc. Warrants 2008	33	—

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,210,124	9,210,124

SECURITIES LENDING COLLATERAL — (20.9%)
§ @	DFA Short Term Investment Fund LP	486,939,237	486,939,237

27

	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $3,376,189 FNMA 7.000%, 01/01/38 & 06/01/38, valued at $2,993,318) to be repurchased at $2,906,147	$2,906	2,906,133

TOTAL SECURITIES LENDING COLLATERAL		489,845,370

TOTAL INVESTMENTS - (100.0%) (Cost $2,873,646,622)		$2,338,337,440

See accompanying Notes to Financial Statements.

28

(b)           Not applicable.

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.                  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                EXHIBITS.

(a)(1)       This item is not applicable.

(a)(2)       Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)       This item is not applicable.

(b)           Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:  July 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date:  July 8, 2009

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Investment Group Inc.

Date:  July 8, 2009